UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811- 07584

Rydex Series Funds

(Exact name of registrant as specified in charter)

702 King Farm Boulevard, Suite 200
Rockville, Maryland 20850

(Address of principal executive offices) (Zip code)

Amy J. Lee

Rydex Series Funds
702 King Farm Boulevard, Suite 200
Rockville, Maryland 20850

(Name and address of agent for service)

Registrant's telephone number, including area code: (301) 296-5100

Date of fiscal year end: March 31

Date of reporting period: April 1, 2024 – March 31, 2025

Item 1. Reports to Stockholders.

(a)	The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Banking Fund

Investor Class | RYKIX

Annual Shareholder Report | 3.31.25

This annual shareholder report contains important information about the Banking Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Investor Class	$148	1.38%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Investor Class shares) returned 15.06%, outperforming the fund's benchmark, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the S&P 500 Financials Index, which returned 20.18% for the same period.

What factors materially affected the fund's performance over the last year?

The industries that contributed the most to performance were regional banks, diversified banks, and asset management & custody banks. No industry detracted from performance. The holdings that contributed the most to performance were Bank of New York Mellon Corp., Wells Fargo & Co., and JP Morgan Chase & Co. Those that detracted the most were Grupo Financiero Galicia SA Sponsored ADR, NU Holdings Limited/Cayman Islands — Class A, and First Financial Bancorp.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 3.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Investor Class	15.06%	16.22%	6.20%
S&P 500 Index	8.25%	18.59%	12.50%
S&P 500 Financials Index	20.18%	21.47%	12.05%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$25,761,146
Total Number of Portfolio Holdings	81
Portfolio Turnover Rate	280%
Total Advisory Fees Paid	$135,298

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Financials Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

Guggenheim Investments	1

Banking Fund | Investor Class | RYKIX	Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings2 (as a % of Net Assets) as of 3.31.25

JPMorgan Chase & Co.	4.2%
Bank of America Corp.	4.1%
Citigroup, Inc.	4.0%
Wells Fargo & Co.	4.0%
Capital One Financial Corp.	3.2%
PNC Financial Services Group, Inc.	3.2%
U.S. Bancorp	3.1%
Bank of New York Mellon Corp.	3.0%
Truist Financial Corp.	2.8%
NU Holdings Limited/Cayman Islands — Class A	2.6%
Top 10 Total	34.2%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-RYKIX-033125

Guggenheim Investments	2

Banking Fund

Class A | RYBKX

Annual Shareholder Report | 3.31.25

This annual shareholder report contains important information about the Banking Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$176	1.64%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class A shares) returned 14.76%, outperforming the fund's benchmark, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the S&P 500 Financials Index, which returned 20.18% for the same period.

What factors materially affected the fund's performance over the last year?

The industries that contributed the most to performance were regional banks, diversified banks, and asset management & custody banks. No industry detracted from performance. The holdings that contributed the most to performance were Bank of New York Mellon Corp., Wells Fargo & Co., and JP Morgan Chase & Co. Those that detracted the most were Grupo Financiero Galicia SA Sponsored ADR, NU Holdings Limited/Cayman Islands — Class A, and First Financial Bancorp.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 3.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class A (without sales charge)	14.76%	15.83%	5.90%
Class A (with sales charge)†	9.31%	14.71%	5.38%
S&P 500 Index	8.25%	18.59%	12.50%
S&P 500 Financials Index	20.18%	21.47%	12.05%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$25,761,146
Total Number of Portfolio Holdings	81
Portfolio Turnover Rate	280%
Total Advisory Fees Paid	$135,298

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Financials Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments	1

Banking Fund | Class A | RYBKX	Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings2 (as a % of Net Assets) as of 3.31.25

JPMorgan Chase & Co.	4.2%
Bank of America Corp.	4.1%
Citigroup, Inc.	4.0%
Wells Fargo & Co.	4.0%
Capital One Financial Corp.	3.2%
PNC Financial Services Group, Inc.	3.2%
U.S. Bancorp	3.1%
Bank of New York Mellon Corp.	3.0%
Truist Financial Corp.	2.8%
NU Holdings Limited/Cayman Islands — Class A	2.6%
Top 10 Total	34.2%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-RYBKX-033125

Guggenheim Investments	2

Banking Fund

Class C | RYKCX

Annual Shareholder Report | 3.31.25

This annual shareholder report contains important information about the Banking Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$256	2.39%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class C shares) returned 13.91%, outperforming the fund's benchmark, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the S&P 500 Financials Index, which returned 20.18% for the same period.

What factors materially affected the fund's performance over the last year?

The industries that contributed the most to performance were regional banks, diversified banks, and asset management & custody banks. No industry detracted from performance. The holdings that contributed the most to performance were Bank of New York Mellon Corp., Wells Fargo & Co., and JP Morgan Chase & Co. Those that detracted the most were Grupo Financiero Galicia SA Sponsored ADR, NU Holdings Limited/Cayman Islands — Class A, and First Financial Bancorp.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 3.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class C (without CDSC)	13.91%	14.96%	5.10%
Class C (with CDSC)‡	12.91%	14.96%	5.10%
S&P 500 Index	8.25%	18.59%	12.50%
S&P 500 Financials Index	20.18%	21.47%	12.05%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$25,761,146
Total Number of Portfolio Holdings	81
Portfolio Turnover Rate	280%
Total Advisory Fees Paid	$135,298

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Financials Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
‡	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments	1

Banking Fund | Class C | RYKCX	Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings2 (as a % of Net Assets) as of 3.31.25

JPMorgan Chase & Co.	4.2%
Bank of America Corp.	4.1%
Citigroup, Inc.	4.0%
Wells Fargo & Co.	4.0%
Capital One Financial Corp.	3.2%
PNC Financial Services Group, Inc.	3.2%
U.S. Bancorp	3.1%
Bank of New York Mellon Corp.	3.0%
Truist Financial Corp.	2.8%
NU Holdings Limited/Cayman Islands — Class A	2.6%
Top 10 Total	34.2%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-RYKCX-033125

Guggenheim Investments	2

Banking Fund

Class H | RYKAX

Annual Shareholder Report | 3.31.25

This annual shareholder report contains important information about the Banking Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$176	1.64%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class H shares) returned 14.77%, outperforming the fund's benchmark, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the S&P 500 Financials Index, which returned 20.18% for the same period.

What factors materially affected the fund's performance over the last year?

The industries that contributed the most to performance were regional banks, diversified banks, and asset management & custody banks. No industry detracted from performance. The holdings that contributed the most to performance were Bank of New York Mellon Corp., Wells Fargo & Co., and JP Morgan Chase & Co. Those that detracted the most were Grupo Financiero Galicia SA Sponsored ADR, NU Holdings Limited/Cayman Islands — Class A, and First Financial Bancorp.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 3.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class H**	14.77%	15.82%	5.89%
S&P 500 Index	8.25%	18.59%	12.50%
S&P 500 Financials Index	20.18%	21.47%	12.05%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$25,761,146
Total Number of Portfolio Holdings	81
Portfolio Turnover Rate	280%
Total Advisory Fees Paid	$135,298

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Financials Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
**	Effective September 20, 2015, the Fund's Advisor Class shares were converted into Class H shares.

Guggenheim Investments	1

Banking Fund | Class H | RYKAX	Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings2 (as a % of Net Assets) as of 3.31.25

JPMorgan Chase & Co.	4.2%
Bank of America Corp.	4.1%
Citigroup, Inc.	4.0%
Wells Fargo & Co.	4.0%
Capital One Financial Corp.	3.2%
PNC Financial Services Group, Inc.	3.2%
U.S. Bancorp	3.1%
Bank of New York Mellon Corp.	3.0%
Truist Financial Corp.	2.8%
NU Holdings Limited/Cayman Islands — Class A	2.6%
Top 10 Total	34.2%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-RYKAX-033125

Guggenheim Investments	2

Basic Materials Fund

Investor Class | RYBIX

Annual Shareholder Report | 3.31.25

This annual shareholder report contains important information about the Basic Materials Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Investor Class	$137	1.39%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Investor Class shares) returned -2.45%, underperforming the fund's benchmark, the S&P 500 Index, which returned 8.25% for the same period and outperforming the fund's secondary index, the S&P 500 Materials Index, which returned -5.67% for the same period.

What factors materially affected the fund's performance over the last year?

The industries that contributed the most to performance were gold, industrial gases, and silver. Those that detracted the most were specialty chemicals, steel, and commodity chemicals. The holdings that contributed the most to performance were Agnico Eagle Mines Limited, Kinross Gold Corporation, and Newmont Corp. Those that detracted the most were Celanese Corporation, Nucor Corporation, and Cleveland Cliffs Inc.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 3.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Investor Class	-2.45%	16.60%	7.20%
S&P 500 Index	8.25%	18.59%	12.50%
S&P 500 Materials Index	-5.67%	16.12%	8.07%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$23,034,229
Total Number of Portfolio Holdings	100
Portfolio Turnover Rate	51%
Total Advisory Fees Paid	$215,013

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Materials Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

Guggenheim Investments	1

Basic Materials Fund | Investor Class | RYBIX	Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings2 (as a % of Net Assets) as of 3.31.25

Linde plc	4.5%
Sherwin-Williams Co.	2.7%
Ecolab, Inc.	2.5%
Air Products and Chemicals, Inc.	2.4%
CRH plc	2.3%
Newmont Corp.	2.2%
Freeport-McMoRan, Inc.	2.1%
Corteva, Inc.	2.1%
Vulcan Materials Co.	1.7%
International Paper Co.	1.6%
Top 10 Total	24.1%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-RYBIX-033125

Guggenheim Investments	2

Basic Materials Fund

Class A | RYBMX

Annual Shareholder Report | 3.31.25

This annual shareholder report contains important information about the Basic Materials Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$162	1.64%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class A shares) returned -2.70%, underperforming the fund's benchmark, the S&P 500 Index, which returned 8.25% for the same period and outperforming the fund's secondary index, the S&P 500 Materials Index, which returned -5.67% for the same period.

What factors materially affected the fund's performance over the last year?

The industries that contributed the most to performance were gold, industrial gases, and silver. Those that detracted the most were specialty chemicals, steel, and commodity chemicals. The holdings that contributed the most to performance were Agnico Eagle Mines Limited, Kinross Gold Corporation, and Newmont Corp. Those that detracted the most were Celanese Corporation, Nucor Corporation, and Cleveland Cliffs Inc.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 3.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class A (without sales charge)	-2.70%	16.31%	6.93%
Class A (with sales charge)†	-7.32%	15.18%	6.41%
S&P 500 Index	8.25%	18.59%	12.50%
S&P 500 Materials Index	-5.67%	16.12%	8.07%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$23,034,229
Total Number of Portfolio Holdings	100
Portfolio Turnover Rate	51%
Total Advisory Fees Paid	$215,013

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Materials Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments	1

Basic Materials Fund | Class A | RYBMX	Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings2 (as a % of Net Assets) as of 3.31.25

Linde plc	4.5%
Sherwin-Williams Co.	2.7%
Ecolab, Inc.	2.5%
Air Products and Chemicals, Inc.	2.4%
CRH plc	2.3%
Newmont Corp.	2.2%
Freeport-McMoRan, Inc.	2.1%
Corteva, Inc.	2.1%
Vulcan Materials Co.	1.7%
International Paper Co.	1.6%
Top 10 Total	24.1%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-RYBMX-033125

Guggenheim Investments	2

Basic Materials Fund

Class C | RYBCX

Annual Shareholder Report | 3.31.25

This annual shareholder report contains important information about the Basic Materials Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$234	2.38%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class C shares) returned -3.43%, underperforming the fund's benchmark, the S&P 500 Index, which returned 8.25% for the same period and outperforming the fund's secondary index, the S&P 500 Materials Index, which returned -5.67% for the same period.

What factors materially affected the fund's performance over the last year?

The industries that contributed the most to performance were gold, industrial gases, and silver. Those that detracted the most were specialty chemicals, steel, and commodity chemicals. The holdings that contributed the most to performance were Agnico Eagle Mines Limited, Kinross Gold Corporation, and Newmont Corp. Those that detracted the most were Celanese Corporation, Nucor Corporation, and Cleveland Cliffs Inc.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 3.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class C (without CDSC)	-3.43%	15.43%	6.13%
Class C (with CDSC)‡	-4.26%	15.43%	6.13%
S&P 500 Index	8.25%	18.59%	12.50%
S&P 500 Materials Index	-5.67%	16.12%	8.07%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$23,034,229
Total Number of Portfolio Holdings	100
Portfolio Turnover Rate	51%
Total Advisory Fees Paid	$215,013

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Materials Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
‡	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments	1

Basic Materials Fund | Class C | RYBCX	Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings2 (as a % of Net Assets) as of 3.31.25

Linde plc	4.5%
Sherwin-Williams Co.	2.7%
Ecolab, Inc.	2.5%
Air Products and Chemicals, Inc.	2.4%
CRH plc	2.3%
Newmont Corp.	2.2%
Freeport-McMoRan, Inc.	2.1%
Corteva, Inc.	2.1%
Vulcan Materials Co.	1.7%
International Paper Co.	1.6%
Top 10 Total	24.1%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-RYBCX-033125

Guggenheim Investments	2

Basic Materials Fund

Class H | RYBAX

Annual Shareholder Report | 3.31.25

This annual shareholder report contains important information about the Basic Materials Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$162	1.64%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class H shares) returned -2.69%, underperforming the fund's benchmark, the S&P 500 Index, which returned 8.25% for the same period and outperforming the fund's secondary index, the S&P 500 Materials Index, which returned -5.67% for the same period.

What factors materially affected the fund's performance over the last year?

The industries that contributed the most to performance were gold, industrial gases, and silver. Those that detracted the most were specialty chemicals, steel, and commodity chemicals. The holdings that contributed the most to performance were Agnico Eagle Mines Limited, Kinross Gold Corporation, and Newmont Corp. Those that detracted the most were Celanese Corporation, Nucor Corporation, and Cleveland Cliffs Inc.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 3.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class H**	-2.69%	16.30%	6.93%
S&P 500 Index	8.25%	18.59%	12.50%
S&P 500 Materials Index	-5.67%	16.12%	8.07%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$23,034,229
Total Number of Portfolio Holdings	100
Portfolio Turnover Rate	51%
Total Advisory Fees Paid	$215,013

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Materials Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
**	Effective September 30, 2015, the Fund's Advisor Class shares were converted into Class H shares.

Guggenheim Investments	1

Basic Materials Fund | Class H | RYBAX	Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings2 (as a % of Net Assets) as of 3.31.25

Linde plc	4.5%
Sherwin-Williams Co.	2.7%
Ecolab, Inc.	2.5%
Air Products and Chemicals, Inc.	2.4%
CRH plc	2.3%
Newmont Corp.	2.2%
Freeport-McMoRan, Inc.	2.1%
Corteva, Inc.	2.1%
Vulcan Materials Co.	1.7%
International Paper Co.	1.6%
Top 10 Total	24.1%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-RYBAX-033125

Guggenheim Investments	2

Biotechnology Fund

Investor Class | RYOIX

Annual Shareholder Report | 3.31.25

This annual shareholder report contains important information about the Biotechnology Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Investor Class	$137	1.39%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Investor Class shares) returned -2.85%, underperforming the fund's benchmark, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the S&P 500 Health Care Index, which returned 0.40% for the same period.

What factors materially affected the fund's performance over the last year?

The industries that contributed the most to performance were pharmaceuticals, health care services, and fertilizers & agricultural chemicals. Those that detracted the most were biotechnology, and life sciences tools & services. The holdings that contributed the most to performance were Gilead Sciences, Inc., Insmed Inc., and Alnylam Pharmaceuticals, Inc. Those that detracted the most were Moderna, Inc., Regeneron Pharmaceuticals, Inc., and Biogen, Inc.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 3.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Investor Class	-2.85%	5.62%	2.45%
S&P 500 Index	8.25%	18.59%	12.50%
S&P 500 Health Care Index	0.40%	12.37%	9.15%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$87,100,193
Total Number of Portfolio Holdings	78
Portfolio Turnover Rate	79%
Total Advisory Fees Paid	$825,215

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Health Care Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

Guggenheim Investments	1

Biotechnology Fund | Investor Class | RYOIX	Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings2 (as a % of Net Assets) as of 3.31.25

AbbVie, Inc.	7.9%
Amgen, Inc.	5.2%
Gilead Sciences, Inc.	4.9%
Vertex Pharmaceuticals, Inc.	4.5%
Regeneron Pharmaceuticals, Inc.	3.7%
Corteva, Inc.	3.2%
Alnylam Pharmaceuticals, Inc.	2.8%
BeiGene Ltd. ADR	2.4%
AstraZeneca plc ADR	2.2%
Biogen, Inc.	2.0%
Top 10 Total	38.8%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-RYOIX-033125

Guggenheim Investments	2

Biotechnology Fund

Class A | RYBOX

Annual Shareholder Report | 3.31.25

This annual shareholder report contains important information about the Biotechnology Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$161	1.64%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class A shares) returned -3.09%, underperforming the fund's benchmark, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the S&P 500 Health Care Index, which returned 0.40% for the same period.

What factors materially affected the fund's performance over the last year?

The industries that contributed the most to performance were pharmaceuticals, health care services, and fertilizers & agricultural chemicals. Those that detracted the most were biotechnology, and life sciences tools & services. The holdings that contributed the most to performance were Gilead Sciences, Inc., Insmed Inc., and Alnylam Pharmaceuticals, Inc. Those that detracted the most were Moderna, Inc., Regeneron Pharmaceuticals, Inc., and Biogen, Inc.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 3.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class A (without sales charge)	-3.09%	5.36%	2.19%
Class A (with sales charge)†	-7.70%	4.34%	1.70%
S&P 500 Index	8.25%	18.59%	12.50%
S&P 500 Health Care Index	0.40%	12.37%	9.15%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$87,100,193
Total Number of Portfolio Holdings	78
Portfolio Turnover Rate	79%
Total Advisory Fees Paid	$825,215

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Health Care Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments	1

Biotechnology Fund | Class A | RYBOX	Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings2 (as a % of Net Assets) as of 3.31.25

AbbVie, Inc.	7.9%
Amgen, Inc.	5.2%
Gilead Sciences, Inc.	4.9%
Vertex Pharmaceuticals, Inc.	4.5%
Regeneron Pharmaceuticals, Inc.	3.7%
Corteva, Inc.	3.2%
Alnylam Pharmaceuticals, Inc.	2.8%
BeiGene Ltd. ADR	2.4%
AstraZeneca plc ADR	2.2%
Biogen, Inc.	2.0%
Top 10 Total	38.8%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-RYBOX-033125

Guggenheim Investments	2

Biotechnology Fund

Class C | RYCFX

Annual Shareholder Report | 3.31.25

This annual shareholder report contains important information about the Biotechnology Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$233	2.38%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class C shares) returned -3.83%, underperforming the fund's benchmark, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the S&P 500 Health Care Index, which returned 0.40% for the same period.

What factors materially affected the fund's performance over the last year?

The industries that contributed the most to performance were pharmaceuticals, health care services, and fertilizers & agricultural chemicals. Those that detracted the most were biotechnology, and life sciences tools & services. The holdings that contributed the most to performance were Gilead Sciences, Inc., Insmed Inc., and Alnylam Pharmaceuticals, Inc. Those that detracted the most were Moderna, Inc., Regeneron Pharmaceuticals, Inc., and Biogen, Inc.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 3.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class C (without CDSC)	-3.83%	4.57%	1.43%
Class C (with CDSC)‡	-4.61%	4.57%	1.43%
S&P 500 Index	8.25%	18.59%	12.50%
S&P 500 Health Care Index	0.40%	12.37%	9.15%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$87,100,193
Total Number of Portfolio Holdings	78
Portfolio Turnover Rate	79%
Total Advisory Fees Paid	$825,215

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Health Care Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
‡	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments	1

Biotechnology Fund | Class C | RYCFX	Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings2 (as a % of Net Assets) as of 3.31.25

AbbVie, Inc.	7.9%
Amgen, Inc.	5.2%
Gilead Sciences, Inc.	4.9%
Vertex Pharmaceuticals, Inc.	4.5%
Regeneron Pharmaceuticals, Inc.	3.7%
Corteva, Inc.	3.2%
Alnylam Pharmaceuticals, Inc.	2.8%
BeiGene Ltd. ADR	2.4%
AstraZeneca plc ADR	2.2%
Biogen, Inc.	2.0%
Top 10 Total	38.8%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-RYCFX-033125

Guggenheim Investments	2

Biotechnology Fund

Class H | RYOAX

Annual Shareholder Report | 3.31.25

This annual shareholder report contains important information about the Biotechnology Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$161	1.64%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class H shares) returned -3.10%, underperforming the fund's benchmark, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the S&P 500 Health Care Index, which returned 0.40% for the same period.

What factors materially affected the fund's performance over the last year?

The industries that contributed the most to performance were pharmaceuticals, health care services, and fertilizers & agricultural chemicals. Those that detracted the most were biotechnology, and life sciences tools & services. The holdings that contributed the most to performance were Gilead Sciences, Inc., Insmed Inc., and Alnylam Pharmaceuticals, Inc. Those that detracted the most were Moderna, Inc., Regeneron Pharmaceuticals, Inc., and Biogen, Inc.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 3.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class H**	-3.10%	5.36%	2.18%
S&P 500 Index	8.25%	18.59%	12.50%
S&P 500 Health Care Index	0.40%	12.37%	9.15%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$87,100,193
Total Number of Portfolio Holdings	78
Portfolio Turnover Rate	79%
Total Advisory Fees Paid	$825,215

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Health Care Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
**	Effective September 30, 2015, the Fund's Advisor Class shares were converted into Class H shares.

Guggenheim Investments	1

Biotechnology Fund | Class H | RYOAX	Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings2 (as a % of Net Assets) as of 3.31.25

AbbVie, Inc.	7.9%
Amgen, Inc.	5.2%
Gilead Sciences, Inc.	4.9%
Vertex Pharmaceuticals, Inc.	4.5%
Regeneron Pharmaceuticals, Inc.	3.7%
Corteva, Inc.	3.2%
Alnylam Pharmaceuticals, Inc.	2.8%
BeiGene Ltd. ADR	2.4%
AstraZeneca plc ADR	2.2%
Biogen, Inc.	2.0%
Top 10 Total	38.8%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-RYOAX-033125

Guggenheim Investments	2

Consumer Products Fund

Investor Class | RYCIX

Annual Shareholder Report | 3.31.25

This annual shareholder report contains important information about the Consumer Products Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Investor Class	$140	1.38%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Investor Class shares) returned 2.53%, underperforming the fund's benchmark, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the S&P 500 Consumer Staples Index, which returned 12.43% for the same period.

What factors materially affected the fund's performance over the last year?

The industries that contributed the most to performance were tobacco, food retail, and household products. Those that detracted the most were distillers & vintners, personal care products, and agricultural products & services. The holdings that contributed the most to performance were Phillip Morris International, Inc., Altria Group, Inc., and Coca-Cola Co. Those that detracted the most were Estee Lauder Companies, Inc. - Class A, elf Beauty, Inc., and Celsius Holdings, Inc.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 3.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Investor Class	2.53%	8.90%	5.44%
S&P 500 Index	8.25%	18.59%	12.50%
S&P 500 Consumer Staples Index	12.43%	12.70%	8.88%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$40,581,989
Total Number of Portfolio Holdings	68
Portfolio Turnover Rate	57%
Total Advisory Fees Paid	$409,899

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Consumer Staples Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

Guggenheim Investments	1

Consumer Products Fund | Investor Class | RYCIX	Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings2 (as a % of Net Assets) as of 3.31.25

Procter & Gamble Co.	6.7%
Coca-Cola Co.	5.4%
Philip Morris International, Inc.	5.3%
PepsiCo, Inc.	4.8%
Altria Group, Inc.	3.4%
Mondelez International, Inc. — Class A	3.2%
Colgate-Palmolive Co.	2.9%
Kenvue, Inc.	2.3%
Kimberly-Clark Corp.	2.3%
Kroger Co.	2.2%
Top 10 Total	38.5%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since March 31, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by August 1, 2025 at GuggenheimInvestments.com/services/prospectuses-and-reports or, by calling 800 820 0888.

Effective February 24, 2025, the fund executed a one-for-three reverse split of its issued and outstanding shares. There was no difference in the aggregate value of assets as a result of this reverse split, and the increase in the net asset value of the fund was not considered a taxable event. Please refer to a tax consultant for information regarding taxes.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-RYCIX-033125

Guggenheim Investments	2

Consumer Products Fund

Class A | RYPDX

Annual Shareholder Report | 3.31.25

This annual shareholder report contains important information about the Consumer Products Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$166	1.64%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class A shares) returned 2.27%, underperforming the fund's benchmark, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the S&P 500 Consumer Staples Index, which returned 12.43% for the same period.

What factors materially affected the fund's performance over the last year?

The industries that contributed the most to performance were tobacco, food retail, and household products. Those that detracted the most were distillers & vintners, personal care products, and agricultural products & services. The holdings that contributed the most to performance were Phillip Morris International, Inc., Altria Group, Inc., and Coca-Cola Co. Those that detracted the most were Estee Lauder Companies, Inc. - Class A, elf Beauty, Inc., and Celsius Holdings, Inc.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 3.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class A (without sales charge)	2.27%	8.63%	5.18%
Class A (with sales charge)†	-2.59%	7.58%	4.67%
S&P 500 Index	8.25%	18.59%	12.50%
S&P 500 Consumer Staples Index	12.43%	12.70%	8.88%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$40,581,989
Total Number of Portfolio Holdings	68
Portfolio Turnover Rate	57%
Total Advisory Fees Paid	$409,899

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Consumer Staples Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments	1

Consumer Products Fund | Class A | RYPDX	Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings2 (as a % of Net Assets) as of 3.31.25

Procter & Gamble Co.	6.7%
Coca-Cola Co.	5.4%
Philip Morris International, Inc.	5.3%
PepsiCo, Inc.	4.8%
Altria Group, Inc.	3.4%
Mondelez International, Inc. — Class A	3.2%
Colgate-Palmolive Co.	2.9%
Kenvue, Inc.	2.3%
Kimberly-Clark Corp.	2.3%
Kroger Co.	2.2%
Top 10 Total	38.5%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since March 31, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by August 1, 2025 at GuggenheimInvestments.com/services/prospectuses-and-reports or, by calling 800 820 0888.

Effective February 24, 2025, the fund executed a one-for-three reverse split of its issued and outstanding shares. There was no difference in the aggregate value of assets as a result of this reverse split, and the increase in the net asset value of the fund was not considered a taxable event. Please refer to a tax consultant for information regarding taxes.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-RYPDX-033125

Guggenheim Investments	2

Consumer Products Fund

Class C | RYCPX

Annual Shareholder Report | 3.31.25

This annual shareholder report contains important information about the Consumer Products Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$240	2.38%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class C shares) returned 1.51%, underperforming the fund's benchmark, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the S&P 500 Consumer Staples Index, which returned 12.43% for the same period.

What factors materially affected the fund's performance over the last year?

The industries that contributed the most to performance were tobacco, food retail, and household products. Those that detracted the most were distillers & vintners, personal care products, and agricultural products & services. The holdings that contributed the most to performance were Phillip Morris International, Inc., Altria Group, Inc., and Coca-Cola Co. Those that detracted the most were Estee Lauder Companies, Inc. - Class A, elf Beauty, Inc., and Celsius Holdings, Inc.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 3.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class C (without CDSC)	1.51%	7.82%	4.40%
Class C (with CDSC)‡	0.59%	7.82%	4.40%
S&P 500 Index	8.25%	18.59%	12.50%
S&P 500 Consumer Staples Index	12.43%	12.70%	8.88%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$40,581,989
Total Number of Portfolio Holdings	68
Portfolio Turnover Rate	57%
Total Advisory Fees Paid	$409,899

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Consumer Staples Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
‡	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments	1

Consumer Products Fund | Class C | RYCPX	Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings2 (as a % of Net Assets) as of 3.31.25

Procter & Gamble Co.	6.7%
Coca-Cola Co.	5.4%
Philip Morris International, Inc.	5.3%
PepsiCo, Inc.	4.8%
Altria Group, Inc.	3.4%
Mondelez International, Inc. — Class A	3.2%
Colgate-Palmolive Co.	2.9%
Kenvue, Inc.	2.3%
Kimberly-Clark Corp.	2.3%
Kroger Co.	2.2%
Top 10 Total	38.5%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since March 31, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by August 1, 2025 at GuggenheimInvestments.com/services/prospectuses-and-reports or, by calling 800 820 0888.

Effective February 24, 2025, the fund executed a one-for-three reverse split of its issued and outstanding shares. There was no difference in the aggregate value of assets as a result of this reverse split, and the increase in the net asset value of the fund was not considered a taxable event. Please refer to a tax consultant for information regarding taxes.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-RYCPX-033125

Guggenheim Investments	2

Consumer Products Fund

Class H | RYCAX

Annual Shareholder Report | 3.31.25

This annual shareholder report contains important information about the Consumer Products Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$166	1.64%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class H shares) returned 2.27%, underperforming the fund's benchmark, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the S&P 500 Consumer Staples Index, which returned 12.43% for the same period.

What factors materially affected the fund's performance over the last year?

The industries that contributed the most to performance were tobacco, food retail, and household products. Those that detracted the most were distillers & vintners, personal care products, and agricultural products & services. The holdings that contributed the most to performance were Phillip Morris International, Inc., Altria Group, Inc., and Coca-Cola Co. Those that detracted the most were Estee Lauder Companies, Inc. - Class A, elf Beauty, Inc., and Celsius Holdings, Inc.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 3.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class H**	2.27%	8.64%	5.17%
S&P 500 Index	8.25%	18.59%	12.50%
S&P 500 Consumer Staples Index	12.43%	12.70%	8.88%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$40,581,989
Total Number of Portfolio Holdings	68
Portfolio Turnover Rate	57%
Total Advisory Fees Paid	$409,899

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Consumer Staples Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
**	Effective September 30, 2015, the Fund's Advisor Class shares were converted into H-Class shares.

Guggenheim Investments	1

Consumer Products Fund | Class H | RYCAX	Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings2 (as a % of Net Assets) as of 3.31.25

Procter & Gamble Co.	6.7%
Coca-Cola Co.	5.4%
Philip Morris International, Inc.	5.3%
PepsiCo, Inc.	4.8%
Altria Group, Inc.	3.4%
Mondelez International, Inc. — Class A	3.2%
Colgate-Palmolive Co.	2.9%
Kenvue, Inc.	2.3%
Kimberly-Clark Corp.	2.3%
Kroger Co.	2.2%
Top 10 Total	38.5%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since March 31, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by August 1, 2025 at GuggenheimInvestments.com/services/prospectuses-and-reports or, by calling 800 820 0888.

Effective February 24, 2025, the fund executed a one-for-three reverse split of its issued and outstanding shares. There was no difference in the aggregate value of assets as a result of this reverse split, and the increase in the net asset value of the fund was not considered a taxable event. Please refer to a tax consultant for information regarding taxes.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-RYCAX-033125

Guggenheim Investments	2

Electronics Fund

Investor Class | RYSIX

Annual Shareholder Report | 3.31.25

This annual shareholder report contains important information about the Electronics Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Investor Class	$127	1.38%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Investor Class shares) returned -15.36%, underperforming the fund's benchmark, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the S&P 500 Information Technology Index, which returned 5.89% for the same period.

What factors materially affected the fund's performance over the last year?

No industry contributed to positive performance. The industries that detracted the most from performance were semiconductors and semiconductor materials & equipment. The holdings that contributed the most to performance were NVIDIA Corp., Broadcom, Inc. and Credo Technology Group Holding Ltd. Those that detracted the most were Intel Corp., Advanced Micro Devices, Inc., and SolarEdge Technologies, Inc.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 3.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Investor Class	-15.36%	22.33%	17.40%
S&P 500 Index	8.25%	18.59%	12.50%
S&P 500 Information Technology Index	5.89%	24.35%	20.64%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$69,314,348
Total Number of Portfolio Holdings	64
Portfolio Turnover Rate	95%
Total Advisory Fees Paid	$899,426

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Information Technology Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

Guggenheim Investments	1

Electronics Fund | Investor Class | RYSIX	Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings2 (as a % of Net Assets) as of 3.31.25

NVIDIA Corp.	16.2%
Broadcom, Inc.	8.6%
Advanced Micro Devices, Inc.	4.4%
Texas Instruments, Inc.	4.3%
QUALCOMM, Inc.	4.3%
Applied Materials, Inc.	3.5%
Analog Devices, Inc.	3.3%
Lam Research Corp.	3.2%
KLA Corp.	3.1%
Micron Technology, Inc.	3.1%
Top 10 Total	54.0%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-RYSIX-033125

Guggenheim Investments	2

Electronics Fund

Class A | RYELX

Annual Shareholder Report | 3.31.25

This annual shareholder report contains important information about the Electronics Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$151	1.64%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class A shares) returned -15.58%, underperforming the fund's benchmark, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the S&P 500 Information Technology Index, which returned 5.89% for the same period.

What factors materially affected the fund's performance over the last year?

No industry contributed to positive performance. The industries that detracted the most from performance were semiconductors and semiconductor materials & equipment. The holdings that contributed the most to performance were NVIDIA Corp., Broadcom, Inc. and Credo Technology Group Holding Ltd. Those that detracted the most were Intel Corp., Advanced Micro Devices, Inc., and SolarEdge Technologies, Inc.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 3.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class A (without sales charge)	-15.58%	22.03%	17.11%
Class A (with sales charge)†	-19.58%	20.85%	16.54%
S&P 500 Index	8.25%	18.59%	12.50%
S&P 500 Information Technology Index	5.89%	24.35%	20.64%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$69,314,348
Total Number of Portfolio Holdings	64
Portfolio Turnover Rate	95%
Total Advisory Fees Paid	$899,426

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Information Technology Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments	1

Electronics Fund | Class A | RYELX	Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings2 (as a % of Net Assets) as of 3.31.25

NVIDIA Corp.	16.2%
Broadcom, Inc.	8.6%
Advanced Micro Devices, Inc.	4.4%
Texas Instruments, Inc.	4.3%
QUALCOMM, Inc.	4.3%
Applied Materials, Inc.	3.5%
Analog Devices, Inc.	3.3%
Lam Research Corp.	3.2%
KLA Corp.	3.1%
Micron Technology, Inc.	3.1%
Top 10 Total	54.0%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-RYELX-033125

Guggenheim Investments	2

Electronics Fund

Class C | RYSCX

Annual Shareholder Report | 3.31.25

This annual shareholder report contains important information about the Electronics Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$220	2.39%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class C shares) returned -16.21%, underperforming the fund's benchmark, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the S&P 500 Information Technology Index, which returned 5.89% for the same period.

What factors materially affected the fund's performance over the last year?

No industry contributed to positive performance. The industries that detracted the most from performance were semiconductors and semiconductor materials & equipment. The holdings that contributed the most to performance were NVIDIA Corp., Broadcom, Inc. and Credo Technology Group Holding Ltd. Those that detracted the most were Intel Corp., Advanced Micro Devices, Inc., and SolarEdge Technologies, Inc.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 3.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class C (without CDSC)	-16.21%	21.12%	16.23%
Class C (with CDSC)‡	-17.02%	21.12%	16.23%
S&P 500 Index	8.25%	18.59%	12.50%
S&P 500 Information Technology Index	5.89%	24.35%	20.64%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$69,314,348
Total Number of Portfolio Holdings	64
Portfolio Turnover Rate	95%
Total Advisory Fees Paid	$899,426

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Information Technology Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
‡	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments	1

Electronics Fund | Class C | RYSCX	Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings2 (as a % of Net Assets) as of 3.31.25

NVIDIA Corp.	16.2%
Broadcom, Inc.	8.6%
Advanced Micro Devices, Inc.	4.4%
Texas Instruments, Inc.	4.3%
QUALCOMM, Inc.	4.3%
Applied Materials, Inc.	3.5%
Analog Devices, Inc.	3.3%
Lam Research Corp.	3.2%
KLA Corp.	3.1%
Micron Technology, Inc.	3.1%
Top 10 Total	54.0%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-RYSCX-033125

Guggenheim Investments	2

Electronics Fund

Class H | RYSAX

Annual Shareholder Report | 3.31.25

This annual shareholder report contains important information about the Electronics Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$151	1.64%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class H shares) returned -15.58%, underperforming the fund's benchmark, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the S&P 500 Information Technology Index, which returned 5.89% for the same period.

What factors materially affected the fund's performance over the last year?

No industry contributed to positive performance. The industries that detracted the most from performance were semiconductors and semiconductor materials & equipment. The holdings that contributed the most to performance were NVIDIA Corp., Broadcom, Inc. and Credo Technology Group Holding Ltd. Those that detracted the most were Intel Corp., Advanced Micro Devices, Inc., and SolarEdge Technologies, Inc.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 3.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class H**	-15.58%	22.03%	17.09%
S&P 500 Index	8.25%	18.59%	12.50%
S&P 500 Information Technology Index	5.89%	24.35%	20.64%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$69,314,348
Total Number of Portfolio Holdings	64
Portfolio Turnover Rate	95%
Total Advisory Fees Paid	$899,426

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Information Technology Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
**	Effective September 30, 2015, the Fund's Advisor Class shares were converted into Class H shares.

Guggenheim Investments	1

Electronics Fund | Class H | RYSAX	Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings2 (as a % of Net Assets) as of 3.31.25

NVIDIA Corp.	16.2%
Broadcom, Inc.	8.6%
Advanced Micro Devices, Inc.	4.4%
Texas Instruments, Inc.	4.3%
QUALCOMM, Inc.	4.3%
Applied Materials, Inc.	3.5%
Analog Devices, Inc.	3.3%
Lam Research Corp.	3.2%
KLA Corp.	3.1%
Micron Technology, Inc.	3.1%
Top 10 Total	54.0%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-RYSAX-033125

Guggenheim Investments	2

Energy Fund

Investor Class | RYEIX

Annual Shareholder Report | 3.31.25

This annual shareholder report contains important information about the Energy Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Investor Class	$133	1.38%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Investor Class shares) returned -6.78%, underperforming the fund's benchmark, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the S&P 500 Energy Index, which returned 2.49% for the same period.

What factors materially affected the fund's performance over the last year?

The industries that contributed the most to performance were oil & gas storage and transportation, integrated oil & gas, and automative retail. Those that detracted the most were oil & gas refining and marketing, oil and gas equipment & services, and semiconductor materials & equipment. The holdings that contributed the most to performance were Williams Companies, Inc., Targa Resources Corp., and EQT Corporation. Those that detracted the most were SolarEdge Technologies, Inc., Marathon Petroleum Corp., and Halliburton Co.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 3.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Investor Class	-6.78%	28.52%	0.72%
S&P 500 Index	8.25%	18.59%	12.50%
S&P 500 Energy Index	2.49%	31.58%	6.24%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$18,681,851
Total Number of Portfolio Holdings	88
Portfolio Turnover Rate	534%
Total Advisory Fees Paid	$203,285

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Energy Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

Guggenheim Investments	1

Energy Fund | Investor Class | RYEIX	Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings2 (as a % of Net Assets) as of 3.31.25

Exxon Mobil Corp.	6.9%
Chevron Corp.	5.0%
ConocoPhillips	3.5%
Equities Corp.	3.3%
Williams Companies, Inc.	2.6%
EOG Resources, Inc.	2.5%
ONEOK, Inc.	2.3%
Kinder Morgan, Inc.	2.3%
Schlumberger N.V.	2.2%
Cheniere Energy, Inc.	2.1%
Top 10 Total	32.7%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-RYEIX-033125

Guggenheim Investments	2

Energy Fund

Class A | RYENX

Annual Shareholder Report | 3.31.25

This annual shareholder report contains important information about the Energy Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$158	1.64%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class A shares) returned -7.01%, underperforming the fund's benchmark, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the S&P 500 Energy Index, which returned 2.49% for the same period.

What factors materially affected the fund's performance over the last year?

The industries that contributed the most to performance were oil & gas storage and transportation, integrated oil & gas, and automative retail. Those that detracted the most were oil & gas refining and marketing, oil and gas equipment & services, and semiconductor materials & equipment. The holdings that contributed the most to performance were Williams Companies, Inc., Targa Resources Corp., and EQT Corporation. Those that detracted the most were SolarEdge Technologies, Inc., Marathon Petroleum Corp., and Halliburton Co.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 3.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class A (without sales charge)	-7.01%	28.19%	0.47%
Class A (with sales charge)†	-11.43%	26.95%	-0.02%
S&P 500 Index	8.25%	18.59%	12.50%
S&P 500 Energy Index	2.49%	31.58%	6.24%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$18,681,851
Total Number of Portfolio Holdings	88
Portfolio Turnover Rate	534%
Total Advisory Fees Paid	$203,285

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Energy Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments	1

Energy Fund | Class A | RYENX	Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings2 (as a % of Net Assets) as of 3.31.25

Exxon Mobil Corp.	6.9%
Chevron Corp.	5.0%
ConocoPhillips	3.5%
Equities Corp.	3.3%
Williams Companies, Inc.	2.6%
EOG Resources, Inc.	2.5%
ONEOK, Inc.	2.3%
Kinder Morgan, Inc.	2.3%
Schlumberger N.V.	2.2%
Cheniere Energy, Inc.	2.1%
Top 10 Total	32.7%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-RYENX-033125

Guggenheim Investments	2

Energy Fund

Class C | RYECX

Annual Shareholder Report | 3.31.25

This annual shareholder report contains important information about the Energy Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$230	2.39%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class C shares) returned -7.71%, underperforming the fund's benchmark, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the S&P 500 Energy Index, which returned 2.49% for the same period.

What factors materially affected the fund's performance over the last year?

The industries that contributed the most to performance were oil & gas storage and transportation, integrated oil & gas, and automative retail. Those that detracted the most were oil & gas refining and marketing, oil and gas equipment & services, and semiconductor materials & equipment. The holdings that contributed the most to performance were Williams Companies, Inc., Targa Resources Corp., and EQT Corporation. Those that detracted the most were SolarEdge Technologies, Inc., Marathon Petroleum Corp., and Halliburton Co.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 3.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class C (without CDSC)	-7.71%	27.23%	-0.29%
Class C (with CDSC)‡	-8.59%	27.23%	-0.29%
S&P 500 Index	8.25%	18.59%	12.50%
S&P 500 Energy Index	2.49%	31.58%	6.24%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$18,681,851
Total Number of Portfolio Holdings	88
Portfolio Turnover Rate	534%
Total Advisory Fees Paid	$203,285

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Energy Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
‡	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments	1

Energy Fund | Class C | RYECX	Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings2 (as a % of Net Assets) as of 3.31.25

Exxon Mobil Corp.	6.9%
Chevron Corp.	5.0%
ConocoPhillips	3.5%
Equities Corp.	3.3%
Williams Companies, Inc.	2.6%
EOG Resources, Inc.	2.5%
ONEOK, Inc.	2.3%
Kinder Morgan, Inc.	2.3%
Schlumberger N.V.	2.2%
Cheniere Energy, Inc.	2.1%
Top 10 Total	32.7%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-RYECX-033125

Guggenheim Investments	2

Energy Fund

Class H | RYEAX

Annual Shareholder Report | 3.31.25

This annual shareholder report contains important information about the Energy Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$156	1.62%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class H shares) returned -7.01%, underperforming the fund's benchmark, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the S&P 500 Energy Index, which returned 2.49% for the same period.

What factors materially affected the fund's performance over the last year?

The industries that contributed the most to performance were oil & gas storage and transportation, integrated oil & gas, and automative retail. Those that detracted the most were oil & gas refining and marketing, oil and gas equipment & services, and semiconductor materials & equipment. The holdings that contributed the most to performance were Williams Companies, Inc., Targa Resources Corp., and EQT Corporation. Those that detracted the most were SolarEdge Technologies, Inc., Marathon Petroleum Corp., and Halliburton Co.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 3.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class H**	-7.01%	28.19%	0.44%
S&P 500 Index	8.25%	18.59%	12.50%
S&P 500 Energy Index	2.49%	31.58%	6.24%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$18,681,851
Total Number of Portfolio Holdings	88
Portfolio Turnover Rate	534%
Total Advisory Fees Paid	$203,285

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Energy Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
**	Effective September 20, 2015, the Fund's Advisor Class shares were converted into Class H shares.

Guggenheim Investments	1

Energy Fund | Class H | RYEAX	Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings2 (as a % of Net Assets) as of 3.31.25

Exxon Mobil Corp.	6.9%
Chevron Corp.	5.0%
ConocoPhillips	3.5%
Equities Corp.	3.3%
Williams Companies, Inc.	2.6%
EOG Resources, Inc.	2.5%
ONEOK, Inc.	2.3%
Kinder Morgan, Inc.	2.3%
Schlumberger N.V.	2.2%
Cheniere Energy, Inc.	2.1%
Top 10 Total	32.7%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-RYEAX-033125

Guggenheim Investments	2

Energy Services Fund

Investor Class | RYVIX

Annual Shareholder Report | 3.31.25

This annual shareholder report contains important information about the Energy Services Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Investor Class	$123	1.38%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Investor Class shares) returned -21.62%, underperforming the fund's benchmark, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the S&P 500 Energy Index, which returned 2.49% for the same period.

What factors materially affected the fund's performance over the last year?

The industry that contributed the most to performance was environmental and facilities services. The industries that detracted from performance were oil & gas drilling, and oil & gas equipment and services. The holdings that contributed the most to performance were Baker Hughes Co., Archrock, Inc. and TechnipFMC Plc. Those that detracted the most were Halliburton Co., SLB (formerly Schlumberger), and Weatherford International plc.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 3.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Investor Class	-21.62%	23.12%	-9.30%
S&P 500 Index	8.25%	18.59%	12.50%
S&P 500 Energy Index	2.49%	31.58%	6.24%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$4,930,346
Total Number of Portfolio Holdings	34
Portfolio Turnover Rate	431%
Total Advisory Fees Paid	$64,508

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Energy Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

Guggenheim Investments	1

Energy Services Fund | Investor Class | RYVIX	Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings2 (as a % of Net Assets) as of 3.31.25

Schlumberger N.V.	12.7%
Baker Hughes Co.	11.2%
Halliburton Co.	7.5%
TechnipFMC plc	4.3%
NOV, Inc.	4.1%
ChampionX Corp.	4.0%
Archrock, Inc.	3.7%
Weatherford International plc	3.3%
Cactus, Inc. — Class A	3.2%
Patterson-UTI Energy, Inc.	3.0%
Top 10 Total	57.0%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-RYVIX-033125

Guggenheim Investments	2

Energy Services Fund

Class A | RYESX

Annual Shareholder Report | 3.31.25

This annual shareholder report contains important information about the Energy Services Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$146	1.64%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class A shares) returned -21.81%, underperforming the fund's benchmark, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the S&P 500 Energy Index, which returned 2.49% for the same period.

What factors materially affected the fund's performance over the last year?

The industry that contributed the most to performance was environmental and facilities services. The industries that detracted from performance were oil & gas drilling, and oil & gas equipment and services. The holdings that contributed the most to performance were Baker Hughes Co., Archrock, Inc. and TechnipFMC Plc. Those that detracted the most were Halliburton Co., SLB (formerly Schlumberger), and Weatherford International plc.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 3.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class A (without sales charge)	-21.81%	22.80%	-9.52%
Class A (with sales charge)†	-25.53%	21.63%	-9.96%
S&P 500 Index	8.25%	18.59%	12.50%
S&P 500 Energy Index	2.49%	31.58%	6.24%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$4,930,346
Total Number of Portfolio Holdings	34
Portfolio Turnover Rate	431%
Total Advisory Fees Paid	$64,508

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Energy Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments	1

Energy Services Fund | Class A | RYESX	Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings2 (as a % of Net Assets) as of 3.31.25

Schlumberger N.V.	12.7%
Baker Hughes Co.	11.2%
Halliburton Co.	7.5%
TechnipFMC plc	4.3%
NOV, Inc.	4.1%
ChampionX Corp.	4.0%
Archrock, Inc.	3.7%
Weatherford International plc	3.3%
Cactus, Inc. — Class A	3.2%
Patterson-UTI Energy, Inc.	3.0%
Top 10 Total	57.0%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-RYESX-033125

Guggenheim Investments	2

Energy Services Fund

Class C | RYVCX

Annual Shareholder Report | 3.31.25

This annual shareholder report contains important information about the Energy Services Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$212	2.39%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class C shares) returned -22.40%, underperforming the fund's benchmark, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the S&P 500 Energy Index, which returned 2.49% for the same period.

What factors materially affected the fund's performance over the last year?

The industry that contributed the most to performance was environmental and facilities services. The industries that detracted from performance were oil & gas drilling, and oil & gas equipment and services. The holdings that contributed the most to performance were Baker Hughes Co., Archrock, Inc. and TechnipFMC Plc. Those that detracted the most were Halliburton Co., SLB (formerly Schlumberger), and Weatherford International plc.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 3.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class C (without CDSC)	-22.40%	21.87%	-10.20%
Class C (with CDSC)‡	-23.18%	21.87%	-10.20%
S&P 500 Index	8.25%	18.59%	12.50%
S&P 500 Energy Index	2.49%	31.58%	6.24%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$4,930,346
Total Number of Portfolio Holdings	34
Portfolio Turnover Rate	431%
Total Advisory Fees Paid	$64,508

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Energy Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
‡	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments	1

Energy Services Fund | Class C | RYVCX	Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings2 (as a % of Net Assets) as of 3.31.25

Schlumberger N.V.	12.7%
Baker Hughes Co.	11.2%
Halliburton Co.	7.5%
TechnipFMC plc	4.3%
NOV, Inc.	4.1%
ChampionX Corp.	4.0%
Archrock, Inc.	3.7%
Weatherford International plc	3.3%
Cactus, Inc. — Class A	3.2%
Patterson-UTI Energy, Inc.	3.0%
Top 10 Total	57.0%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-RYVCX-033125

Guggenheim Investments	2

Energy Services Fund

Class H | RYVAX

Annual Shareholder Report | 3.31.25

This annual shareholder report contains important information about the Energy Services Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$145	1.63%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class H shares) returned -21.85%, underperforming the fund's benchmark, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the S&P 500 Energy Index, which returned 2.49% for the same period.

What factors materially affected the fund's performance over the last year?

The industry that contributed the most to performance was environmental and facilities services. The industries that detracted from performance were oil & gas drilling, and oil & gas equipment and services. The holdings that contributed the most to performance were Baker Hughes Co., Archrock, Inc. and TechnipFMC Plc. Those that detracted the most were Halliburton Co., SLB (formerly Schlumberger), and Weatherford International plc.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 3.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class H**	-21.85%	22.78%	-9.53%
S&P 500 Index	8.25%	18.59%	12.50%
S&P 500 Energy Index	2.49%	31.58%	6.24%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$4,930,346
Total Number of Portfolio Holdings	34
Portfolio Turnover Rate	431%
Total Advisory Fees Paid	$64,508

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Energy Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
**	Effective September 30, 2015, the Fund's Advisor Class shares were converted into Class H shares.

Guggenheim Investments	1

Energy Services Fund | Class H | RYVAX	Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings2 (as a % of Net Assets) as of 3.31.25

Schlumberger N.V.	12.7%
Baker Hughes Co.	11.2%
Halliburton Co.	7.5%
TechnipFMC plc	4.3%
NOV, Inc.	4.1%
ChampionX Corp.	4.0%
Archrock, Inc.	3.7%
Weatherford International plc	3.3%
Cactus, Inc. — Class A	3.2%
Patterson-UTI Energy, Inc.	3.0%
Top 10 Total	57.0%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-RYVAX-033125

Guggenheim Investments	2

Financial Services Fund

Investor Class | RYFIX

Annual Shareholder Report | 3.31.25

This annual shareholder report contains important information about the Financial Services Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Investor Class	$150	1.40%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Investor Class shares) returned 14.23%, outperforming the fund's benchmark, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the S&P 500 Financials Index, which returned 20.18% for the same period.

What factors materially affected the fund's performance over the last year?

The industries that contributed the most to performance were diversified banks, investment banking & brokerage, and property & casualty insurance. Those that detracted the most were industrial REITs, hotel & resort REITs, and timber REITs. The holdings that contributed the most to performance were Berkshire Hathaway, Inc. – Class B, JPMorgan Chase & Co., and Visa, Inc. – Class A. Those that detracted the most were XP Inc. — Class A, Block, Inc. - Class A, Coinbase Global Inc. - Class A.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 3.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Investor Class	14.23%	17.63%	8.68%
S&P 500 Index	8.25%	18.59%	12.50%
S&P 500 Financials Index	20.18%	21.47%	12.05%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$30,516,623
Total Number of Portfolio Holdings	159
Portfolio Turnover Rate	299%
Total Advisory Fees Paid	$161,918

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Financials Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

Guggenheim Investments	1

Financial Services Fund | Investor Class | RYFIX	Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings2 (as a % of Net Assets) as of 3.31.25

Berkshire Hathaway, Inc. — Class B	3.4%
Visa, Inc. — Class A	2.7%
JPMorgan Chase & Co.	2.7%
Mastercard, Inc. — Class A	2.1%
Bank of America Corp.	1.7%
Wells Fargo & Co.	1.6%
Goldman Sachs Group, Inc.	1.4%
Blackstone, Inc. — Class A	1.3%
S&P Global, Inc.	1.3%
Progressive Corp.	1.3%
Top 10 Total	19.5%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-RYFIX-033125

Guggenheim Investments	2

Financial Services Fund

Class A | RYFNX

Annual Shareholder Report | 3.31.25

This annual shareholder report contains important information about the Financial Services Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$175	1.64%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class A shares) returned 13.96%, outperforming the fund's benchmark, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the S&P 500 Financials Index, which returned 20.18% for the same period.

What factors materially affected the fund's performance over the last year?

The industries that contributed the most to performance were diversified banks, investment banking & brokerage, and property & casualty insurance. Those that detracted the most were industrial REITs, hotel & resort REITs, and timber REITs. The holdings that contributed the most to performance were Berkshire Hathaway, Inc. – Class B, JPMorgan Chase & Co., and Visa, Inc. – Class A. Those that detracted the most were XP Inc. — Class A, Block, Inc. - Class A, Coinbase Global Inc. - Class A.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 3.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class A (without sales charge)	13.96%	17.34%	8.41%
Class A (with sales charge)†	8.54%	16.21%	7.88%
S&P 500 Index	8.25%	18.59%	12.50%
S&P 500 Financials Index	20.18%	21.47%	12.05%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$30,516,623
Total Number of Portfolio Holdings	159
Portfolio Turnover Rate	299%
Total Advisory Fees Paid	$161,918

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Financials Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments	1

Financial Services Fund | Class A | RYFNX	Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings2 (as a % of Net Assets) as of 3.31.25

Berkshire Hathaway, Inc. — Class B	3.4%
Visa, Inc. — Class A	2.7%
JPMorgan Chase & Co.	2.7%
Mastercard, Inc. — Class A	2.1%
Bank of America Corp.	1.7%
Wells Fargo & Co.	1.6%
Goldman Sachs Group, Inc.	1.4%
Blackstone, Inc. — Class A	1.3%
S&P Global, Inc.	1.3%
Progressive Corp.	1.3%
Top 10 Total	19.5%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-RYFNX-033125

Guggenheim Investments	2

Financial Services Fund

Class C | RYFCX

Annual Shareholder Report | 3.31.25

This annual shareholder report contains important information about the Financial Services Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$255	2.39%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class C shares) returned 13.10%, outperforming the fund's benchmark, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the S&P 500 Financials Index, which returned 20.18% for the same period.

What factors materially affected the fund's performance over the last year?

The industries that contributed the most to performance were diversified banks, investment banking & brokerage, and property & casualty insurance. Those that detracted the most were industrial REITs, hotel & resort REITs, and timber REITs. The holdings that contributed the most to performance were Berkshire Hathaway, Inc. – Class B, JPMorgan Chase & Co., and Visa, Inc. – Class A. Those that detracted the most were XP Inc. — Class A, Block, Inc. - Class A, Coinbase Global Inc. - Class A.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 3.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class C (without CDSC)	13.10%	16.47%	7.60%
Class C (with CDSC)‡	12.10%	16.47%	7.60%
S&P 500 Index	8.25%	18.59%	12.50%
S&P 500 Financials Index	20.18%	21.47%	12.05%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$30,516,623
Total Number of Portfolio Holdings	159
Portfolio Turnover Rate	299%
Total Advisory Fees Paid	$161,918

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Financials Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
‡	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments	1

Financial Services Fund | Class C | RYFCX	Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings2 (as a % of Net Assets) as of 3.31.25

Berkshire Hathaway, Inc. — Class B	3.4%
Visa, Inc. — Class A	2.7%
JPMorgan Chase & Co.	2.7%
Mastercard, Inc. — Class A	2.1%
Bank of America Corp.	1.7%
Wells Fargo & Co.	1.6%
Goldman Sachs Group, Inc.	1.4%
Blackstone, Inc. — Class A	1.3%
S&P Global, Inc.	1.3%
Progressive Corp.	1.3%
Top 10 Total	19.5%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-RYFCX-033125

Guggenheim Investments	2

Financial Services Fund

Class H | RYFAX

Annual Shareholder Report | 3.31.25

This annual shareholder report contains important information about the Financial Services Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$177	1.65%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class H shares) returned 13.95%, outperforming the fund's benchmark, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the S&P 500 Financials Index, which returned 20.18% for the same period.

What factors materially affected the fund's performance over the last year?

The industries that contributed the most to performance were diversified banks, investment banking & brokerage, and property & casualty insurance. Those that detracted the most were industrial REITs, hotel & resort REITs, and timber REITs. The holdings that contributed the most to performance were Berkshire Hathaway, Inc. – Class B, JPMorgan Chase & Co., and Visa, Inc. – Class A. Those that detracted the most were XP Inc. — Class A, Block, Inc. - Class A, Coinbase Global Inc. - Class A.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 3.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class H**	13.95%	17.35%	8.40%
S&P 500 Index	8.25%	18.59%	12.50%
S&P 500 Financials Index	20.18%	21.47%	12.05%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$30,516,623
Total Number of Portfolio Holdings	159
Portfolio Turnover Rate	299%
Total Advisory Fees Paid	$161,918

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Financials Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
**	Effective September 30, 2015, the Fund's Advisor Class shares were converted into Class H shares.

Guggenheim Investments	1

Financial Services Fund | Class H | RYFAX	Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings2 (as a % of Net Assets) as of 3.31.25

Berkshire Hathaway, Inc. — Class B	3.4%
Visa, Inc. — Class A	2.7%
JPMorgan Chase & Co.	2.7%
Mastercard, Inc. — Class A	2.1%
Bank of America Corp.	1.7%
Wells Fargo & Co.	1.6%
Goldman Sachs Group, Inc.	1.4%
Blackstone, Inc. — Class A	1.3%
S&P Global, Inc.	1.3%
Progressive Corp.	1.3%
Top 10 Total	19.5%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-RYFAX-033125

Guggenheim Investments	2

Health Care Fund

Investor Class | RYHIX

Annual Shareholder Report | 3.31.25

This annual shareholder report contains important information about the Health Care Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Investor Class	$136	1.39%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Investor Class shares) returned -3.95%, underperforming the fund's benchmark, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the S&P 500 Health Care Index, which returned 0.40% for the same period.

What factors materially affected the fund's performance over the last year?

The industries that contributed the most to performance were health care distributors, pharmaceuticals, and health care services. Those that detracted the most were life sciences tools & services, health care supplies, and managed health care. The holdings that contributed the most to performance were Gilead Sciences, Inc., Boston Scientific Corp., and AbbVie, Inc. Those that detracted the most were Merck & Company, Inc., Moderna, Inc., and DexCom, Inc.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 3.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Investor Class	-3.95%	9.67%	6.05%
S&P 500 Index	8.25%	18.59%	12.50%
S&P 500 Health Care Index	0.40%	12.37%	9.15%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$20,109,741
Total Number of Portfolio Holdings	125
Portfolio Turnover Rate	236%
Total Advisory Fees Paid	$195,680

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Health Care Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

Guggenheim Investments	1

Health Care Fund | Investor Class | RYHIX	Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings2 (as a % of Net Assets) as of 3.31.25

Eli Lilly & Co.	4.1%
UnitedHealth Group, Inc.	3.5%
Johnson & Johnson	3.1%
AbbVie, Inc.	2.9%
Abbott Laboratories	2.3%
Merck & Company, Inc.	2.2%
Intuitive Surgical, Inc.	2.1%
Thermo Fisher Scientific, Inc.	2.1%
Amgen, Inc.	2.0%
Boston Scientific Corp.	1.9%
Top 10 Total	26.2%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since March 31, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by August 1, 2025 at GuggenheimInvestments.com/services/prospectuses-and-reports or, by calling 800 820 0888.

Effective February 24, 2025, the fund executed a one-for-three reverse split of its issued and outstanding shares. There was no difference in the aggregate value of assets as a result of this reverse split, and the increase in the net asset value of the fund was not considered a taxable event. Please refer to a tax consultant for information regarding taxes.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-RYHIX-033125

Guggenheim Investments	2

Health Care Fund

Class A | RYHEX

Annual Shareholder Report | 3.31.25

This annual shareholder report contains important information about the Health Care Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$161	1.64%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class A shares) returned -4.20%, underperforming the fund's benchmark, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the S&P 500 Health Care Index, which returned 0.40% for the same period.

What factors materially affected the fund's performance over the last year?

The industries that contributed the most to performance were health care distributors, pharmaceuticals, and health care services. Those that detracted the most were life sciences tools & services, health care supplies, and managed health care. The holdings that contributed the most to performance were Gilead Sciences, Inc., Boston Scientific Corp., and AbbVie, Inc. Those that detracted the most were Merck & Company, Inc., Moderna, Inc., and DexCom, Inc.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 3.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class A (without sales charge)	-4.20%	9.39%	5.77%
Class A (with sales charge)†	-8.76%	8.33%	5.26%
S&P 500 Index	8.25%	18.59%	12.50%
S&P 500 Health Care Index	0.40%	12.37%	9.15%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$20,109,741
Total Number of Portfolio Holdings	125
Portfolio Turnover Rate	236%
Total Advisory Fees Paid	$195,680

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Health Care Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments	1

Health Care Fund | Class A | RYHEX	Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings2 (as a % of Net Assets) as of 3.31.25

Eli Lilly & Co.	4.1%
UnitedHealth Group, Inc.	3.5%
Johnson & Johnson	3.1%
AbbVie, Inc.	2.9%
Abbott Laboratories	2.3%
Merck & Company, Inc.	2.2%
Intuitive Surgical, Inc.	2.1%
Thermo Fisher Scientific, Inc.	2.1%
Amgen, Inc.	2.0%
Boston Scientific Corp.	1.9%
Top 10 Total	26.2%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since March 31, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by August 1, 2025 at GuggenheimInvestments.com/services/prospectuses-and-reports or, by calling 800 820 0888.

Effective February 24, 2025, the fund executed a one-for-three reverse split of its issued and outstanding shares. There was no difference in the aggregate value of assets as a result of this reverse split, and the increase in the net asset value of the fund was not considered a taxable event. Please refer to a tax consultant for information regarding taxes.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-RYHEX-033125

Guggenheim Investments	2

Health Care Fund

Class C | RYHCX

Annual Shareholder Report | 3.31.25

This annual shareholder report contains important information about the Health Care Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$232	2.38%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class C shares) returned -4.91%, underperforming the fund's benchmark, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the S&P 500 Health Care Index, which returned 0.40% for the same period.

What factors materially affected the fund's performance over the last year?

The industries that contributed the most to performance were health care distributors, pharmaceuticals, and health care services. Those that detracted the most were life sciences tools & services, health care supplies, and managed health care. The holdings that contributed the most to performance were Gilead Sciences, Inc., Boston Scientific Corp., and AbbVie, Inc. Those that detracted the most were Merck & Company, Inc., Moderna, Inc., and DexCom, Inc.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 3.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class C (without CDSC)	-4.91%	8.58%	4.99%
Class C (with CDSC)‡	-5.86%	8.58%	4.99%
S&P 500 Index	8.25%	18.59%	12.50%
S&P 500 Health Care Index	0.40%	12.37%	9.15%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$20,109,741
Total Number of Portfolio Holdings	125
Portfolio Turnover Rate	236%
Total Advisory Fees Paid	$195,680

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Health Care Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
‡	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments	1

Health Care Fund | Class C | RYHCX	Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings2 (as a % of Net Assets) as of 3.31.25

Eli Lilly & Co.	4.1%
UnitedHealth Group, Inc.	3.5%
Johnson & Johnson	3.1%
AbbVie, Inc.	2.9%
Abbott Laboratories	2.3%
Merck & Company, Inc.	2.2%
Intuitive Surgical, Inc.	2.1%
Thermo Fisher Scientific, Inc.	2.1%
Amgen, Inc.	2.0%
Boston Scientific Corp.	1.9%
Top 10 Total	26.2%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since March 31, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by August 1, 2025 at GuggenheimInvestments.com/services/prospectuses-and-reports or, by calling 800 820 0888.

Effective February 24, 2025, the fund executed a one-for-three reverse split of its issued and outstanding shares. There was no difference in the aggregate value of assets as a result of this reverse split, and the increase in the net asset value of the fund was not considered a taxable event. Please refer to a tax consultant for information regarding taxes.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-RYHCX-033125

Guggenheim Investments	2

Health Care Fund

Class H | RYHAX

Annual Shareholder Report | 3.31.25

This annual shareholder report contains important information about the Health Care Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$161	1.64%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class H shares) returned -4.20%, underperforming the fund's benchmark, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the S&P 500 Health Care Index, which returned 0.40% for the same period.

What factors materially affected the fund's performance over the last year?

The industries that contributed the most to performance were health care distributors, pharmaceuticals, and health care services. Those that detracted the most were life sciences tools & services, health care supplies, and managed health care. The holdings that contributed the most to performance were Gilead Sciences, Inc., Boston Scientific Corp., and AbbVie, Inc. Those that detracted the most were Merck & Company, Inc., Moderna, Inc., and DexCom, Inc.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 3.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class H**	-4.20%	9.41%	5.77%
S&P 500 Index	8.25%	18.59%	12.50%
S&P 500 Health Care Index	0.40%	12.37%	9.15%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$20,109,741
Total Number of Portfolio Holdings	125
Portfolio Turnover Rate	236%
Total Advisory Fees Paid	$195,680

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Health Care Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
**	Effective September 30, 2015, the Fund's Advisor Class shares were converted into H-Class shares.

Guggenheim Investments	1

Health Care Fund | Class H | RYHAX	Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings2 (as a % of Net Assets) as of 3.31.25

Eli Lilly & Co.	4.1%
UnitedHealth Group, Inc.	3.5%
Johnson & Johnson	3.1%
AbbVie, Inc.	2.9%
Abbott Laboratories	2.3%
Merck & Company, Inc.	2.2%
Intuitive Surgical, Inc.	2.1%
Thermo Fisher Scientific, Inc.	2.1%
Amgen, Inc.	2.0%
Boston Scientific Corp.	1.9%
Top 10 Total	26.2%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since March 31, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by August 1, 2025 at GuggenheimInvestments.com/services/prospectuses-and-reports or, by calling 800 820 0888.

Effective February 24, 2025, the fund executed a one-for-three reverse split of its issued and outstanding shares. There was no difference in the aggregate value of assets as a result of this reverse split, and the increase in the net asset value of the fund was not considered a taxable event. Please refer to a tax consultant for information regarding taxes.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-RYHAX-033125

Guggenheim Investments	2

Internet Fund

Investor Class | RYIIX

Annual Shareholder Report | 3.31.25

This annual shareholder report contains important information about the Internet Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Investor Class	$147	1.40%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Investor Class shares) returned 10.61%, outperforming the fund's benchmark, the S&P 500 Index, which returned 8.25% for the same period and outperforming the fund's secondary index, the S&P 500 Information Technology Index, which returned 5.89% for the same period.

What factors materially affected the fund's performance over the last year?

The industries that contributed the most to performance were communications equipment, interactive home entertainment, and movies & entertainment. Those that detracted the most were application software, home furnishing retail, and passenger ground transportation. The holdings that contributed the most to performance were Netflix, Inc., Meta Platforms, Inc. — Class A, and Sea Ltd. ADR. Those that detracted the most were Airbnb, Inc. — Class A, Adobe, Inc., and Mongo DB, Inc.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 3.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Investor Class	10.61%	10.97%	10.52%
S&P 500 Index	8.25%	18.59%	12.50%
S&P 500 Information Technology Index	5.89%	24.35%	20.64%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$15,101,027
Total Number of Portfolio Holdings	84
Portfolio Turnover Rate	175%
Total Advisory Fees Paid	$125,329

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Information Technology Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

Guggenheim Investments	1

Internet Fund | Investor Class | RYIIX	Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings2 (as a % of Net Assets) as of 3.31.25

Alphabet, Inc. — Class A	6.1%
Amazon.com, Inc.	6.1%
Meta Platforms, Inc. — Class A	5.8%
Netflix, Inc.	4.5%
Salesforce, Inc.	3.5%
Cisco Systems, Inc.	3.4%
Adobe, Inc.	3.0%
Uber Technologies, Inc.	2.7%
Motorola Solutions, Inc.	1.9%
Arista Networks, Inc.	1.9%
Top 10 Total	38.9%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-RYIIX-033125

Guggenheim Investments	2

Internet Fund

Class A | RYINX

Annual Shareholder Report | 3.31.25

This annual shareholder report contains important information about the Internet Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$172	1.64%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class A shares) returned 10.35%, outperforming the fund's benchmark, the S&P 500 Index, which returned 8.25% for the same period and outperforming the fund's secondary index, the S&P 500 Information Technology Index, which returned 5.89% for the same period.

What factors materially affected the fund's performance over the last year?

The industries that contributed the most to performance were communications equipment, interactive home entertainment, and movies & entertainment. Those that detracted the most were application software, home furnishing retail, and passenger ground transportation. The holdings that contributed the most to performance were Netflix, Inc., Meta Platforms, Inc. — Class A, and Sea Ltd. ADR. Those that detracted the most were Airbnb, Inc. — Class A, Adobe, Inc., and Mongo DB, Inc.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 3.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class A (without sales charge)	10.35%	10.69%	10.24%
Class A (with sales charge)†	5.11%	9.62%	9.70%
S&P 500 Index	8.25%	18.59%	12.50%
S&P 500 Information Technology Index	5.89%	24.35%	20.64%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$15,101,027
Total Number of Portfolio Holdings	84
Portfolio Turnover Rate	175%
Total Advisory Fees Paid	$125,329

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Information Technology Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments	1

Internet Fund | Class A | RYINX	Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings2 (as a % of Net Assets) as of 3.31.25

Alphabet, Inc. — Class A	6.1%
Amazon.com, Inc.	6.1%
Meta Platforms, Inc. — Class A	5.8%
Netflix, Inc.	4.5%
Salesforce, Inc.	3.5%
Cisco Systems, Inc.	3.4%
Adobe, Inc.	3.0%
Uber Technologies, Inc.	2.7%
Motorola Solutions, Inc.	1.9%
Arista Networks, Inc.	1.9%
Top 10 Total	38.9%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-RYINX-033125

Guggenheim Investments	2

Internet Fund

Class C | RYICX

Annual Shareholder Report | 3.31.25

This annual shareholder report contains important information about the Internet Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$250	2.39%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class C shares) returned 9.53%, outperforming the fund's benchmark, the S&P 500 Index, which returned 8.25% for the same period and outperforming the fund's secondary index, the S&P 500 Information Technology Index, which returned 5.89% for the same period.

What factors materially affected the fund's performance over the last year?

The industries that contributed the most to performance were communications equipment, interactive home entertainment, and movies & entertainment. Those that detracted the most were application software, home furnishing retail, and passenger ground transportation. The holdings that contributed the most to performance were Netflix, Inc., Meta Platforms, Inc. — Class A, and Sea Ltd. ADR. Those that detracted the most were Airbnb, Inc. — Class A, Adobe, Inc., and Mongo DB, Inc.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 3.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class C (without CDSC)	9.53%	9.87%	9.42%
Class C (with CDSC)‡	8.53%	9.87%	9.42%
S&P 500 Index	8.25%	18.59%	12.50%
S&P 500 Information Technology Index	5.89%	24.35%	20.64%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$15,101,027
Total Number of Portfolio Holdings	84
Portfolio Turnover Rate	175%
Total Advisory Fees Paid	$125,329

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Information Technology Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
‡	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments	1

Internet Fund | Class C | RYICX	Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings2 (as a % of Net Assets) as of 3.31.25

Alphabet, Inc. — Class A	6.1%
Amazon.com, Inc.	6.1%
Meta Platforms, Inc. — Class A	5.8%
Netflix, Inc.	4.5%
Salesforce, Inc.	3.5%
Cisco Systems, Inc.	3.4%
Adobe, Inc.	3.0%
Uber Technologies, Inc.	2.7%
Motorola Solutions, Inc.	1.9%
Arista Networks, Inc.	1.9%
Top 10 Total	38.9%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-RYICX-033125

Guggenheim Investments	2

Internet Fund

Class H | RYIAX

Annual Shareholder Report | 3.31.25

This annual shareholder report contains important information about the Internet Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$172	1.64%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class H shares) returned 10.35%, outperforming the fund's benchmark, the S&P 500 Index, which returned 8.25% for the same period and outperforming the fund's secondary index, the S&P 500 Information Technology Index, which returned 5.89% for the same period.

What factors materially affected the fund's performance over the last year?

The industries that contributed the most to performance were communications equipment, interactive home entertainment, and movies & entertainment. Those that detracted the most were application software, home furnishing retail, and passenger ground transportation. The holdings that contributed the most to performance were Netflix, Inc., Meta Platforms, Inc. — Class A, and Sea Ltd. ADR. Those that detracted the most were Airbnb, Inc. — Class A, Adobe, Inc., and Mongo DB, Inc.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 3.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class H**	10.35%	10.69%	10.23%
S&P 500 Index	8.25%	18.59%	12.50%
S&P 500 Information Technology Index	5.89%	24.35%	20.64%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$15,101,027
Total Number of Portfolio Holdings	84
Portfolio Turnover Rate	175%
Total Advisory Fees Paid	$125,329

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Information Technology Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
**	Effective September 20, 2015, the Fund's Advisor Class shares were converted into Class H shares.

Guggenheim Investments	1

Internet Fund | Class H | RYIAX	Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings2 (as a % of Net Assets) as of 3.31.25

Alphabet, Inc. — Class A	6.1%
Amazon.com, Inc.	6.1%
Meta Platforms, Inc. — Class A	5.8%
Netflix, Inc.	4.5%
Salesforce, Inc.	3.5%
Cisco Systems, Inc.	3.4%
Adobe, Inc.	3.0%
Uber Technologies, Inc.	2.7%
Motorola Solutions, Inc.	1.9%
Arista Networks, Inc.	1.9%
Top 10 Total	38.9%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-RYIAX-033125

Guggenheim Investments	2

Leisure Fund

Investor Class | RYLIX

Annual Shareholder Report | 3.31.25

This annual shareholder report contains important information about the Leisure Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Investor Class	$146	1.40%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Investor Class shares) returned 9.15%, outperforming the fund's benchmark, the S&P 500 Index, which returned 8.25% for the same period and outperforming the fund's secondary index, the S&P 500 Consumer Discretionary Index, which returned 6.86% for the same period.

What factors materially affected the fund's performance over the last year?

The industries that contributed the most to performance were tobacco, movies & entertainment, and interactive home entertainment. Those that detracted the most were casinos & gambling, distillers & vintners, and leisure products. The holdings that contributed the most to performance were Phillip Morris International, Inc., Netflix, Inc, and Sea Limited Sponsored ADR – Class A. Those that detracted the most were Walt Disney Company, Airbnb, Inc. – Class A, and Constellation Brands, Inc. – Class A.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 3.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Investor Class	9.15%	12.82%	6.33%
S&P 500 Index	8.25%	18.59%	12.50%
S&P 500 Consumer Discretionary Index	6.86%	15.63%	11.42%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$8,886,474
Total Number of Portfolio Holdings	96
Portfolio Turnover Rate	263%
Total Advisory Fees Paid	$69,609

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Consumer Discretionary Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

Guggenheim Investments	1

Leisure Fund | Investor Class | RYLIX	Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings2 (as a % of Net Assets) as of 3.31.25

Netflix, Inc.	5.0%
Philip Morris International, Inc.	4.0%
McDonald's Corp.	3.7%
Walt Disney Co.	3.4%
Comcast Corp. — Class A	3.0%
Starbucks Corp.	2.6%
Altria Group, Inc.	2.5%
Chipotle Mexican Grill, Inc. — Class A	2.1%
Airbnb, Inc. — Class A	2.1%
DoorDash, Inc. — Class A	2.1%
Top 10 Total	30.5%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-RYLIX-033125

Guggenheim Investments	2

Leisure Fund

Class A | RYLSX

Annual Shareholder Report | 3.31.25

This annual shareholder report contains important information about the Leisure Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$171	1.64%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class A shares) returned 8.90%, outperforming the fund's benchmark, the S&P 500 Index, which returned 8.25% for the same period and outperforming the fund's secondary index, the S&P 500 Consumer Discretionary Index, which returned 6.86% for the same period.

What factors materially affected the fund's performance over the last year?

The industries that contributed the most to performance were tobacco, movies & entertainment, and interactive home entertainment. Those that detracted the most were casinos & gambling, distillers & vintners, and leisure products. The holdings that contributed the most to performance were Phillip Morris International, Inc., Netflix, Inc, and Sea Limited Sponsored ADR – Class A. Those that detracted the most were Walt Disney Company, Airbnb, Inc. – Class A, and Constellation Brands, Inc. – Class A.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 3.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class A (without sales charge)	8.90%	12.54%	6.07%
Class A (with sales charge)†	3.72%	11.45%	5.55%
S&P 500 Index	8.25%	18.59%	12.50%
S&P 500 Consumer Discretionary Index	6.86%	15.63%	11.42%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$8,886,474
Total Number of Portfolio Holdings	96
Portfolio Turnover Rate	263%
Total Advisory Fees Paid	$69,609

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Consumer Discretionary Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments	1

Leisure Fund | Class A | RYLSX	Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings2 (as a % of Net Assets) as of 3.31.25

Netflix, Inc.	5.0%
Philip Morris International, Inc.	4.0%
McDonald's Corp.	3.7%
Walt Disney Co.	3.4%
Comcast Corp. — Class A	3.0%
Starbucks Corp.	2.6%
Altria Group, Inc.	2.5%
Chipotle Mexican Grill, Inc. — Class A	2.1%
Airbnb, Inc. — Class A	2.1%
DoorDash, Inc. — Class A	2.1%
Top 10 Total	30.5%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-RYLSX-033125

Guggenheim Investments	2

Leisure Fund

Class C | RYLCX

Annual Shareholder Report | 3.31.25

This annual shareholder report contains important information about the Leisure Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$249	2.39%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class C shares) returned 8.08%, underperforming the fund's benchmark, the S&P 500 Index, which returned 8.25% for the same period and outperforming the fund's secondary index, the S&P 500 Consumer Discretionary Index, which returned 6.86% for the same period.

What factors materially affected the fund's performance over the last year?

The industries that contributed the most to performance were tobacco, movies & entertainment, and interactive home entertainment. Those that detracted the most were casinos & gambling, distillers & vintners, and leisure products. The holdings that contributed the most to performance were Phillip Morris International, Inc., Netflix, Inc, and Sea Limited Sponsored ADR – Class A. Those that detracted the most were Walt Disney Company, Airbnb, Inc. – Class A, and Constellation Brands, Inc. – Class A.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 3.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class C (without CDSC)	8.08%	11.70%	5.27%
Class C (with CDSC)‡	7.08%	11.70%	5.27%
S&P 500 Index	8.25%	18.59%	12.50%
S&P 500 Consumer Discretionary Index	6.86%	15.63%	11.42%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$8,886,474
Total Number of Portfolio Holdings	96
Portfolio Turnover Rate	263%
Total Advisory Fees Paid	$69,609

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Consumer Discretionary Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
‡	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments	1

Leisure Fund | Class C | RYLCX	Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings2 (as a % of Net Assets) as of 3.31.25

Netflix, Inc.	5.0%
Philip Morris International, Inc.	4.0%
McDonald's Corp.	3.7%
Walt Disney Co.	3.4%
Comcast Corp. — Class A	3.0%
Starbucks Corp.	2.6%
Altria Group, Inc.	2.5%
Chipotle Mexican Grill, Inc. — Class A	2.1%
Airbnb, Inc. — Class A	2.1%
DoorDash, Inc. — Class A	2.1%
Top 10 Total	30.5%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-RYLCX-033125

Guggenheim Investments	2

Leisure Fund

Class H | RYLAX

Annual Shareholder Report | 3.31.25

This annual shareholder report contains important information about the Leisure Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$170	1.63%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class H shares) returned 8.89%, outperforming the fund's benchmark, the S&P 500 Index, which returned 8.25% for the same period and outperforming the fund's secondary index, the S&P 500 Consumer Discretionary Index, which returned 6.86% for the same period.

What factors materially affected the fund's performance over the last year?

The industries that contributed the most to performance were tobacco, movies & entertainment, and interactive home entertainment. Those that detracted the most were casinos & gambling, distillers & vintners, and leisure products. The holdings that contributed the most to performance were Phillip Morris International, Inc., Netflix, Inc, and Sea Limited Sponsored ADR – Class A. Those that detracted the most were Walt Disney Company, Airbnb, Inc. – Class A, and Constellation Brands, Inc. – Class A.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 3.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class H**	8.89%	12.54%	6.06%
S&P 500 Index	8.25%	18.59%	12.50%
S&P 500 Consumer Discretionary Index	6.86%	15.63%	11.42%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$8,886,474
Total Number of Portfolio Holdings	96
Portfolio Turnover Rate	263%
Total Advisory Fees Paid	$69,609

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Consumer Discretionary Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
**	Effective September 30, 2015, the Fund's Advisor Class shares were converted into H-Class shares.

Guggenheim Investments	1

Leisure Fund | Class H | RYLAX	Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings2 (as a % of Net Assets) as of 3.31.25

Netflix, Inc.	5.0%
Philip Morris International, Inc.	4.0%
McDonald's Corp.	3.7%
Walt Disney Co.	3.4%
Comcast Corp. — Class A	3.0%
Starbucks Corp.	2.6%
Altria Group, Inc.	2.5%
Chipotle Mexican Grill, Inc. — Class A	2.1%
Airbnb, Inc. — Class A	2.1%
DoorDash, Inc. — Class A	2.1%
Top 10 Total	30.5%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-RYLAX-033125

Guggenheim Investments	2

Precious Metals Fund

Investor Class | RYPMX

Annual Shareholder Report | 3.31.25

This annual shareholder report contains important information about the Precious Metals Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Investor Class	$154	1.29%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Investor Class shares) returned 39.21%, outperforming the fund's benchmark, the S&P 500 Index, which returned 8.25% for the same period and outperforming the fund's secondary index, the S&P 500 Materials Index, which returned -5.67% for the same period.

What factors materially affected the fund's performance over the last year?

The industries that contributed the most to performance were gold, silver, and precious metals & minerals. The industry that detracted the most was copper. The holdings that contributed the most to performance were Agnicio Eagle Mines Ltd., Newmont Corp., and Kinross Gold Corp. Those that detracted the most were Freeport-McMoRan, Inc., Seabridge Gold, Inc., and Sibanye Stillwater Ltd. ADR.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 3.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Investor Class	39.21%	17.05%	10.28%
S&P 500 Index	8.25%	18.59%	12.50%
S&P 500 Materials Index	-5.67%	16.12%	8.07%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$90,206,360
Total Number of Portfolio Holdings	37
Portfolio Turnover Rate	452%
Total Advisory Fees Paid	$563,136

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Materials Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

Guggenheim Investments	1

Precious Metals Fund | Investor Class | RYPMX	Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings2 (as a % of Net Assets) as of 3.31.25

Agnico Eagle Mines Ltd.	8.4%
Newmont Corp.	8.2%
Freeport-McMoRan, Inc.	7.9%
Wheaton Precious Metals Corp.	6.7%
Barrick Gold Corp.	6.4%
Anglogold Ashanti plc	4.6%
Kinross Gold Corp.	4.4%
Gold Fields Ltd. ADR	4.3%
Franco-Nevada Corp.	4.2%
Alamos Gold, Inc. — Class A	3.8%
Top 10 Total	58.9%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since March 31, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by August 1, 2025 at GuggenheimInvestments.com/services/prospectuses-and-reports or, by calling 800 820 0888.

Effective February 24, 2025, the fund executed a one-for-three reverse split of its issued and outstanding shares. There was no difference in the aggregate value of assets as a result of this reverse split, and the increase in the net asset value of the fund was not considered a taxable event. Please refer to a tax consultant for information regarding taxes.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-RYPMX-033125

Guggenheim Investments	2

Precious Metals Fund

Class A | RYMNX

Annual Shareholder Report | 3.31.25

This annual shareholder report contains important information about the Precious Metals Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$184	1.54%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class A shares) returned 38.85%, outperforming the fund's benchmark, the S&P 500 Index, which returned 8.25% for the same period and outperforming the fund's secondary index, the S&P 500 Materials Index, which returned -5.67% for the same period.

What factors materially affected the fund's performance over the last year?

The industries that contributed the most to performance were gold, silver, and precious metals & minerals. The industry that detracted the most was copper. The holdings that contributed the most to performance were Agnicio Eagle Mines Ltd., Newmont Corp., and Kinross Gold Corp. Those that detracted the most were Freeport-McMoRan, Inc., Seabridge Gold, Inc., and Sibanye Stillwater Ltd. ADR.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 3.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class A (without sales charge)	38.85%	16.77%	10.00%
Class A (with sales charge)†	32.25%	15.64%	9.47%
S&P 500 Index	8.25%	18.59%	12.50%
S&P 500 Materials Index	-5.67%	16.12%	8.07%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$90,206,360
Total Number of Portfolio Holdings	37
Portfolio Turnover Rate	452%
Total Advisory Fees Paid	$563,136

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Materials Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments	1

Precious Metals Fund | Class A | RYMNX	Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings2 (as a % of Net Assets) as of 3.31.25

Agnico Eagle Mines Ltd.	8.4%
Newmont Corp.	8.2%
Freeport-McMoRan, Inc.	7.9%
Wheaton Precious Metals Corp.	6.7%
Barrick Gold Corp.	6.4%
Anglogold Ashanti plc	4.6%
Kinross Gold Corp.	4.4%
Gold Fields Ltd. ADR	4.3%
Franco-Nevada Corp.	4.2%
Alamos Gold, Inc. — Class A	3.8%
Top 10 Total	58.9%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since March 31, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by August 1, 2025 at GuggenheimInvestments.com/services/prospectuses-and-reports or, by calling 800 820 0888.

Effective February 24, 2025, the fund executed a one-for-three reverse split of its issued and outstanding shares. There was no difference in the aggregate value of assets as a result of this reverse split, and the increase in the net asset value of the fund was not considered a taxable event. Please refer to a tax consultant for information regarding taxes.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-RYMNX-033125

Guggenheim Investments	2

Precious Metals Fund

Class C | RYZCX

Annual Shareholder Report | 3.31.25

This annual shareholder report contains important information about the Precious Metals Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$271	2.28%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class C shares) returned 37.82%, outperforming the fund's benchmark, the S&P 500 Index, which returned 8.25% for the same period and outperforming the fund's secondary index, the S&P 500 Materials Index, which returned -5.67% for the same period.

What factors materially affected the fund's performance over the last year?

The industries that contributed the most to performance were gold, silver, and precious metals & minerals. The industry that detracted the most was copper. The holdings that contributed the most to performance were Agnicio Eagle Mines Ltd., Newmont Corp., and Kinross Gold Corp. Those that detracted the most were Freeport-McMoRan, Inc., Seabridge Gold, Inc., and Sibanye Stillwater Ltd. ADR.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 3.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class C (without CDSC)	37.82%	15.90%	9.19%
Class C (with CDSC)‡	36.82%	15.90%	9.19%
S&P 500 Index	8.25%	18.59%	12.50%
S&P 500 Materials Index	-5.67%	16.12%	8.07%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$90,206,360
Total Number of Portfolio Holdings	37
Portfolio Turnover Rate	452%
Total Advisory Fees Paid	$563,136

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Materials Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
‡	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments	1

Precious Metals Fund | Class C | RYZCX	Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings2 (as a % of Net Assets) as of 3.31.25

Agnico Eagle Mines Ltd.	8.4%
Newmont Corp.	8.2%
Freeport-McMoRan, Inc.	7.9%
Wheaton Precious Metals Corp.	6.7%
Barrick Gold Corp.	6.4%
Anglogold Ashanti plc	4.6%
Kinross Gold Corp.	4.4%
Gold Fields Ltd. ADR	4.3%
Franco-Nevada Corp.	4.2%
Alamos Gold, Inc. — Class A	3.8%
Top 10 Total	58.9%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since March 31, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by August 1, 2025 at GuggenheimInvestments.com/services/prospectuses-and-reports or, by calling 800 820 0888.

Effective February 24, 2025, the fund executed a one-for-three reverse split of its issued and outstanding shares. There was no difference in the aggregate value of assets as a result of this reverse split, and the increase in the net asset value of the fund was not considered a taxable event. Please refer to a tax consultant for information regarding taxes.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-RYZCX-033125

Guggenheim Investments	2

Precious Metals Fund

Class H | RYMPX

Annual Shareholder Report | 3.31.25

This annual shareholder report contains important information about the Precious Metals Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$184	1.54%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class H shares) returned 38.88%, outperforming the fund's benchmark, the S&P 500 Index, which returned 8.25% for the same period and outperforming the fund's secondary index, the S&P 500 Materials Index, which returned -5.67% for the same period.

What factors materially affected the fund's performance over the last year?

The industries that contributed the most to performance were gold, silver, and precious metals & minerals. The industry that detracted the most was copper. The holdings that contributed the most to performance were Agnicio Eagle Mines Ltd., Newmont Corp., and Kinross Gold Corp. Those that detracted the most were Freeport-McMoRan, Inc., Seabridge Gold, Inc., and Sibanye Stillwater Ltd. ADR.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 3.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class H**	38.88%	16.77%	9.97%
S&P 500 Index	8.25%	18.59%	12.50%
S&P 500 Materials Index	-5.67%	16.12%	8.07%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$90,206,360
Total Number of Portfolio Holdings	37
Portfolio Turnover Rate	452%
Total Advisory Fees Paid	$563,136

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Materials Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
**	Effective September 30, 2015, the Fund's Advisor Class shares were converted into Class H shares.

Guggenheim Investments	1

Precious Metals Fund | Class H | RYMPX	Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings2 (as a % of Net Assets) as of 3.31.25

Agnico Eagle Mines Ltd.	8.4%
Newmont Corp.	8.2%
Freeport-McMoRan, Inc.	7.9%
Wheaton Precious Metals Corp.	6.7%
Barrick Gold Corp.	6.4%
Anglogold Ashanti plc	4.6%
Kinross Gold Corp.	4.4%
Gold Fields Ltd. ADR	4.3%
Franco-Nevada Corp.	4.2%
Alamos Gold, Inc. — Class A	3.8%
Top 10 Total	58.9%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since March 31, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by August 1, 2025 at GuggenheimInvestments.com/services/prospectuses-and-reports or, by calling 800 820 0888.

Effective February 24, 2025, the fund executed a one-for-three reverse split of its issued and outstanding shares. There was no difference in the aggregate value of assets as a result of this reverse split, and the increase in the net asset value of the fund was not considered a taxable event. Please refer to a tax consultant for information regarding taxes.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-RYMPX-033125

Guggenheim Investments	2

Real Estate Fund

Class A | RYREX

Annual Shareholder Report | 3.31.25

This annual shareholder report contains important information about the Real Estate Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$172	1.65%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class A shares) returned 8.18%, underperforming the fund's benchmark, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the MSCI U.S. REIT Index, which returned 10.26% for the same period.

What factors materially affected the fund's performance over the last year?

The industries that contributed the most to performance were health care REITs, multi-family residential REITs, and retail REITs. Those that detracted the most were hotel & resort REITs, industrial REITs, and timber REITs. The holdings that contributed the most to performance were Welltower, Inc., Ventas, Inc., and CBRE Group, Inc. – Class A. Those that detracted the most were CoStar Group, Inc., Prologis, Inc., and Host Hotels & Resorts, Inc.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 3.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class A (without sales charge)	8.18%	9.08%	3.21%
Class A (with sales charge)†	3.03%	8.02%	2.71%
S&P 500 Index	8.25%	18.59%	12.50%
MSCI U.S. REIT Index	10.26%	11.32%	5.28%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$2,049,618
Total Number of Portfolio Holdings	95
Portfolio Turnover Rate	344%
Total Advisory Fees Paid	$37,497

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the MSCI U.S. REIT Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments	1

Real Estate Fund | Class A | RYREX	Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings2 (as a % of Net Assets) as of 3.31.25

American Tower Corp. — Class A	3.3%
Prologis, Inc.	3.3%
Welltower, Inc.	3.3%
Equinix, Inc.	2.9%
Simon Property Group, Inc.	2.4%
Realty Income Corp.	2.4%
Crown Castle, Inc.	2.3%
Public Storage	2.2%
Digital Realty Trust, Inc.	2.2%
CBRE Group, Inc. — Class A	2.1%
Top 10 Total	26.4%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-RYREX-033125

Guggenheim Investments	2

Real Estate Fund

Class C | RYCRX

Annual Shareholder Report | 3.31.25

This annual shareholder report contains important information about the Real Estate Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$247	2.38%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class C shares) returned 7.38%, underperforming the fund's benchmark, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the MSCI U.S. REIT Index, which returned 10.26% for the same period.

What factors materially affected the fund's performance over the last year?

The industries that contributed the most to performance were health care REITs, multi-family residential REITs, and retail REITs. Those that detracted the most were hotel & resort REITs, industrial REITs, and timber REITs. The holdings that contributed the most to performance were Welltower, Inc., Ventas, Inc., and CBRE Group, Inc. – Class A. Those that detracted the most were CoStar Group, Inc., Prologis, Inc., and Host Hotels & Resorts, Inc.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 3.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class C (without CDSC)	7.38%	8.43%	2.51%
Class C (with CDSC)‡	6.38%	8.43%	2.51%
S&P 500 Index	8.25%	18.59%	12.50%
MSCI U.S. REIT Index	10.26%	11.32%	5.28%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$2,049,618
Total Number of Portfolio Holdings	95
Portfolio Turnover Rate	344%
Total Advisory Fees Paid	$37,497

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the MSCI U.S. REIT Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
‡	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments	1

Real Estate Fund | Class C | RYCRX	Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings2 (as a % of Net Assets) as of 3.31.25

American Tower Corp. — Class A	3.3%
Prologis, Inc.	3.3%
Welltower, Inc.	3.3%
Equinix, Inc.	2.9%
Simon Property Group, Inc.	2.4%
Realty Income Corp.	2.4%
Crown Castle, Inc.	2.3%
Public Storage	2.2%
Digital Realty Trust, Inc.	2.2%
CBRE Group, Inc. — Class A	2.1%
Top 10 Total	26.4%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-RYCRX-033125

Guggenheim Investments	2

Real Estate Fund

Class H | RYHRX

Annual Shareholder Report | 3.31.25

This annual shareholder report contains important information about the Real Estate Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$171	1.64%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class H shares) returned 8.20%, underperforming the fund's benchmark, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the MSCI U.S. REIT Index, which returned 10.26% for the same period.

What factors materially affected the fund's performance over the last year?

The industries that contributed the most to performance were health care REITs, multi-family residential REITs, and retail REITs. Those that detracted the most were hotel & resort REITs, industrial REITs, and timber REITs. The holdings that contributed the most to performance were Welltower, Inc., Ventas, Inc., and CBRE Group, Inc. – Class A. Those that detracted the most were CoStar Group, Inc., Prologis, Inc., and Host Hotels & Resorts, Inc.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 3.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class H	8.20%	9.09%	3.22%
S&P 500 Index	8.25%	18.59%	12.50%
MSCI U.S. REIT Index	10.26%	11.32%	5.28%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$2,049,618
Total Number of Portfolio Holdings	95
Portfolio Turnover Rate	344%
Total Advisory Fees Paid	$37,497

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the MSCI U.S. REIT Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

Guggenheim Investments	1

Real Estate Fund | Class H | RYHRX	Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings2 (as a % of Net Assets) as of 3.31.25

American Tower Corp. — Class A	3.3%
Prologis, Inc.	3.3%
Welltower, Inc.	3.3%
Equinix, Inc.	2.9%
Simon Property Group, Inc.	2.4%
Realty Income Corp.	2.4%
Crown Castle, Inc.	2.3%
Public Storage	2.2%
Digital Realty Trust, Inc.	2.2%
CBRE Group, Inc. — Class A	2.1%
Top 10 Total	26.4%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-RYHRX-033125

Guggenheim Investments	2

Retailing Fund

Investor Class | RYRIX

Annual Shareholder Report | 3.31.25

This annual shareholder report contains important information about the Retailing Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Investor Class	$139	1.38%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Investor Class shares) returned 0.76%, underperforming the fund's benchmark, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the S&P 500 Consumer Discretionary Index, which returned 6.86% for the same period.

What factors materially affected the fund's performance over the last year?

The industries that contributed the most to performance were broadline retail, automotive retail, and computer & electronics retail. Those that detracted the most were other specialty retail, home furnishing retail, and distributors. The holdings that contributed the most to performance were Walmart, Inc., Alibaba Group Holding Limited Sponsored ADR, and Carvana Co. Those that detracted the most were Target Corp., Dollar General Corporation, and Dollar Tree, Inc.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 3.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Investor Class	0.76%	14.52%	7.22%
S&P 500 Index	8.25%	18.59%	12.50%
S&P 500 Consumer Discretionary Index	6.86%	15.63%	11.42%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$5,936,200
Total Number of Portfolio Holdings	63
Portfolio Turnover Rate	296%
Total Advisory Fees Paid	$74,556

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Consumer Discretionary Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

Guggenheim Investments	1

Retailing Fund | Investor Class | RYRIX	Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings2 (as a % of Net Assets) as of 3.31.25

Amazon.com, Inc.	8.7%
Walmart, Inc.	4.8%
Costco Wholesale Corp.	4.7%
TJX Companies, Inc.	4.5%
Home Depot, Inc.	4.4%
Lowe's Companies, Inc.	4.4%
O'Reilly Automotive, Inc.	3.5%
Carvana Co.	2.7%
PDD Holdings, Inc. ADR	2.6%
Target Corp.	2.5%
Top 10 Total	42.8%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-RYRIX-033125

Guggenheim Investments	2

Retailing Fund

Class A | RYRTX

Annual Shareholder Report | 3.31.25

This annual shareholder report contains important information about the Retailing Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$164	1.64%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class A shares) returned 0.50%, underperforming the fund's benchmark, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the S&P 500 Consumer Discretionary Index, which returned 6.86% for the same period.

What factors materially affected the fund's performance over the last year?

The industries that contributed the most to performance were broadline retail, automotive retail, and computer & electronics retail. Those that detracted the most were other specialty retail, home furnishing retail, and distributors. The holdings that contributed the most to performance were Walmart, Inc., Alibaba Group Holding Limited Sponsored ADR, and Carvana Co. Those that detracted the most were Target Corp., Dollar General Corporation, and Dollar Tree, Inc.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 3.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class A (without sales charge)	0.50%	14.23%	6.96%
Class A (with sales charge)†	-4.27%	13.12%	6.44%
S&P 500 Index	8.25%	18.59%	12.50%
S&P 500 Consumer Discretionary Index	6.86%	15.63%	11.42%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$5,936,200
Total Number of Portfolio Holdings	63
Portfolio Turnover Rate	296%
Total Advisory Fees Paid	$74,556

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Consumer Discretionary Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments	1

Retailing Fund | Class A | RYRTX	Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings2 (as a % of Net Assets) as of 3.31.25

Amazon.com, Inc.	8.7%
Walmart, Inc.	4.8%
Costco Wholesale Corp.	4.7%
TJX Companies, Inc.	4.5%
Home Depot, Inc.	4.4%
Lowe's Companies, Inc.	4.4%
O'Reilly Automotive, Inc.	3.5%
Carvana Co.	2.7%
PDD Holdings, Inc. ADR	2.6%
Target Corp.	2.5%
Top 10 Total	42.8%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-RYRTX-033125

Guggenheim Investments	2

Retailing Fund

Class C | RYRCX

Annual Shareholder Report | 3.31.25

This annual shareholder report contains important information about the Retailing Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$239	2.39%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class C shares) returned -0.20%, underperforming the fund's benchmark, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the S&P 500 Consumer Discretionary Index, which returned 6.86% for the same period.

What factors materially affected the fund's performance over the last year?

The industries that contributed the most to performance were broadline retail, automotive retail, and computer & electronics retail. Those that detracted the most were other specialty retail, home furnishing retail, and distributors. The holdings that contributed the most to performance were Walmart, Inc., Alibaba Group Holding Limited Sponsored ADR, and Carvana Co. Those that detracted the most were Target Corp., Dollar General Corporation, and Dollar Tree, Inc.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 3.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class C (without CDSC)	-0.20%	13.36%	6.15%
Class C (with CDSC)‡	-1.25%	13.36%	6.15%
S&P 500 Index	8.25%	18.59%	12.50%
S&P 500 Consumer Discretionary Index	6.86%	15.63%	11.42%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$5,936,200
Total Number of Portfolio Holdings	63
Portfolio Turnover Rate	296%
Total Advisory Fees Paid	$74,556

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Consumer Discretionary Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
‡	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments	1

Retailing Fund | Class C | RYRCX	Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings2 (as a % of Net Assets) as of 3.31.25

Amazon.com, Inc.	8.7%
Walmart, Inc.	4.8%
Costco Wholesale Corp.	4.7%
TJX Companies, Inc.	4.5%
Home Depot, Inc.	4.4%
Lowe's Companies, Inc.	4.4%
O'Reilly Automotive, Inc.	3.5%
Carvana Co.	2.7%
PDD Holdings, Inc. ADR	2.6%
Target Corp.	2.5%
Top 10 Total	42.8%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-RYRCX-033125

Guggenheim Investments	2

Retailing Fund

Class H | RYRAX

Annual Shareholder Report | 3.31.25

This annual shareholder report contains important information about the Retailing Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$164	1.64%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class H shares) returned 0.49%, underperforming the fund's benchmark, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the S&P 500 Consumer Discretionary Index, which returned 6.86% for the same period.

What factors materially affected the fund's performance over the last year?

The industries that contributed the most to performance were broadline retail, automotive retail, and computer & electronics retail. Those that detracted the most were other specialty retail, home furnishing retail, and distributors. The holdings that contributed the most to performance were Walmart, Inc., Alibaba Group Holding Limited Sponsored ADR, and Carvana Co. Those that detracted the most were Target Corp., Dollar General Corporation, and Dollar Tree, Inc.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 3.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class H**	0.49%	14.22%	6.95%
S&P 500 Index	8.25%	18.59%	12.50%
S&P 500 Consumer Discretionary Index	6.86%	15.63%	11.42%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$5,936,200
Total Number of Portfolio Holdings	63
Portfolio Turnover Rate	296%
Total Advisory Fees Paid	$74,556

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Consumer Discretionary Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
**	Effective September 30, 2015, the Fund's Advisor Class shares were converted into Class H shares.

Guggenheim Investments	1

Retailing Fund | Class H | RYRAX	Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings2 (as a % of Net Assets) as of 3.31.25

Amazon.com, Inc.	8.7%
Walmart, Inc.	4.8%
Costco Wholesale Corp.	4.7%
TJX Companies, Inc.	4.5%
Home Depot, Inc.	4.4%
Lowe's Companies, Inc.	4.4%
O'Reilly Automotive, Inc.	3.5%
Carvana Co.	2.7%
PDD Holdings, Inc. ADR	2.6%
Target Corp.	2.5%
Top 10 Total	42.8%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-RYRAX-033125

Guggenheim Investments	2

Technology Fund

Investor Class | RYTIX

Annual Shareholder Report | 3.31.25

This annual shareholder report contains important information about the Technology Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Investor Class	$138	1.38%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Investor Class shares) returned 0.32%, underperforming the fund's benchmark, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the S&P 500 Information Technology Index, which returned 5.89% for the same period.

What factors materially affected the fund's performance over the last year?

The industries that contributed the most to performance were application software, interactive home entertainment, and communications equipment. Those that detracted the most were semiconductor materials & equipment, semiconductors, and technology distributors. The holdings that contributed the most to performance were Palantir Technologies, Inc. — Class A, Apple, Inc., and NVIDIA Corp. Those that detracted the most were Intel Corp., Advanced Micro Devices, Inc., and SolarEdge Technologies, Inc.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 3.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Investor Class	0.32%	17.69%	14.74%
S&P 500 Index	8.25%	18.59%	12.50%
S&P 500 Information Technology Index	5.89%	24.35%	20.64%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$39,471,673
Total Number of Portfolio Holdings	136
Portfolio Turnover Rate	138%
Total Advisory Fees Paid	$459,537

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Information Technology Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

Guggenheim Investments	1

Technology Fund | Investor Class | RYTIX	Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings2 (as a % of Net Assets) as of 3.31.25

Apple, Inc.	5.9%
Microsoft Corp.	5.3%
NVIDIA Corp.	4.9%
Alphabet, Inc. — Class A	4.3%
Meta Platforms, Inc. — Class A	3.9%
Broadcom, Inc.	2.6%
Salesforce, Inc.	1.6%
Palantir Technologies, Inc. — Class A	1.6%
International Business Machines Corp.	1.5%
Cisco Systems, Inc.	1.5%
Top 10 Total	33.1%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-RYTIX-033125

Guggenheim Investments	2

Technology Fund

Class A | RYTHX

Annual Shareholder Report | 3.31.25

This annual shareholder report contains important information about the Technology Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$164	1.64%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class A shares) returned 0.07%, underperforming the fund's benchmark, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the S&P 500 Information Technology Index, which returned 5.89% for the same period.

What factors materially affected the fund's performance over the last year?

The industries that contributed the most to performance were application software, interactive home entertainment, and communications equipment. Those that detracted the most were semiconductor materials & equipment, semiconductors, and technology distributors. The holdings that contributed the most to performance were Palantir Technologies, Inc. — Class A, Apple, Inc., and NVIDIA Corp. Those that detracted the most were Intel Corp., Advanced Micro Devices, Inc., and SolarEdge Technologies, Inc.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 3.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class A (without sales charge)	0.07%	17.40%	14.46%
Class A (with sales charge)†	-4.68%	16.26%	13.90%
S&P 500 Index	8.25%	18.59%	12.50%
S&P 500 Information Technology Index	5.89%	24.35%	20.64%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$39,471,673
Total Number of Portfolio Holdings	136
Portfolio Turnover Rate	138%
Total Advisory Fees Paid	$459,537

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Information Technology Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments	1

Technology Fund | Class A | RYTHX	Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings2 (as a % of Net Assets) as of 3.31.25

Apple, Inc.	5.9%
Microsoft Corp.	5.3%
NVIDIA Corp.	4.9%
Alphabet, Inc. — Class A	4.3%
Meta Platforms, Inc. — Class A	3.9%
Broadcom, Inc.	2.6%
Salesforce, Inc.	1.6%
Palantir Technologies, Inc. — Class A	1.6%
International Business Machines Corp.	1.5%
Cisco Systems, Inc.	1.5%
Top 10 Total	33.1%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-RYTHX-033125

Guggenheim Investments	2

Technology Fund

Class C | RYCHX

Annual Shareholder Report | 3.31.25

This annual shareholder report contains important information about the Technology Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$238	2.39%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class C shares) returned -0.68%, underperforming the fund's benchmark, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the S&P 500 Information Technology Index, which returned 5.89% for the same period.

What factors materially affected the fund's performance over the last year?

The industries that contributed the most to performance were application software, interactive home entertainment, and communications equipment. Those that detracted the most were semiconductor materials & equipment, semiconductors, and technology distributors. The holdings that contributed the most to performance were Palantir Technologies, Inc. — Class A, Apple, Inc., and NVIDIA Corp. Those that detracted the most were Intel Corp., Advanced Micro Devices, Inc., and SolarEdge Technologies, Inc.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 3.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class C (without CDSC)	-0.68%	16.52%	13.60%
Class C (with CDSC)‡	-1.68%	16.52%	13.60%
S&P 500 Index	8.25%	18.59%	12.50%
S&P 500 Information Technology Index	5.89%	24.35%	20.64%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$39,471,673
Total Number of Portfolio Holdings	136
Portfolio Turnover Rate	138%
Total Advisory Fees Paid	$459,537

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Information Technology Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
‡	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments	1

Technology Fund | Class C | RYCHX	Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings2 (as a % of Net Assets) as of 3.31.25

Apple, Inc.	5.9%
Microsoft Corp.	5.3%
NVIDIA Corp.	4.9%
Alphabet, Inc. — Class A	4.3%
Meta Platforms, Inc. — Class A	3.9%
Broadcom, Inc.	2.6%
Salesforce, Inc.	1.6%
Palantir Technologies, Inc. — Class A	1.6%
International Business Machines Corp.	1.5%
Cisco Systems, Inc.	1.5%
Top 10 Total	33.1%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-RYCHX-033125

Guggenheim Investments	2

Technology Fund

Class H | RYTAX

Annual Shareholder Report | 3.31.25

This annual shareholder report contains important information about the Technology Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$164	1.64%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class H shares) returned 0.06%, underperforming the fund's benchmark, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the S&P 500 Information Technology Index, which returned 5.89% for the same period.

What factors materially affected the fund's performance over the last year?

The industries that contributed the most to performance were application software, interactive home entertainment, and communications equipment. Those that detracted the most were semiconductor materials & equipment, semiconductors, and technology distributors. The holdings that contributed the most to performance were Palantir Technologies, Inc. — Class A, Apple, Inc., and NVIDIA Corp. Those that detracted the most were Intel Corp., Advanced Micro Devices, Inc., and SolarEdge Technologies, Inc.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 3.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class H**	0.06%	17.39%	14.44%
S&P 500 Index	8.25%	18.59%	12.50%
S&P 500 Information Technology Index	5.89%	24.35%	20.64%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$39,471,673
Total Number of Portfolio Holdings	136
Portfolio Turnover Rate	138%
Total Advisory Fees Paid	$459,537

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Information Technology Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
**	Effective September 30, 2015, the Fund's Advisor Class shares were converted into Class H shares.

Guggenheim Investments	1

Technology Fund | Class H | RYTAX	Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings2 (as a % of Net Assets) as of 3.31.25

Apple, Inc.	5.9%
Microsoft Corp.	5.3%
NVIDIA Corp.	4.9%
Alphabet, Inc. — Class A	4.3%
Meta Platforms, Inc. — Class A	3.9%
Broadcom, Inc.	2.6%
Salesforce, Inc.	1.6%
Palantir Technologies, Inc. — Class A	1.6%
International Business Machines Corp.	1.5%
Cisco Systems, Inc.	1.5%
Top 10 Total	33.1%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-RYTAX-033125

Guggenheim Investments	2

Telecommunications Fund

Investor Class | RYMIX

Annual Shareholder Report | 3.31.25

This annual shareholder report contains important information about the Telecommunications Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Investor Class	$154	1.40%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Investor Class shares) returned 19.39%, outperforming the fund's benchmark, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the S&P 500 Telecommunication Services Index, which returned 44.21% for the same period.

What factors materially affected the fund's performance over the last year?

The industries that contributed the most to performance were communications equipment, integrated telecommunication services, and wireless telecommunication services. There were no industries that detracted from performance. The holdings that contributed the most to performance were AT&T, Inc., T-Mobile US, Inc., and Cisco Systems, Inc. Those that detracted the most were Comcast Corp. – Class A, NICE Ltd., Sponsored ADR, and Rogers Communications, Inc. – Class B.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 3.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Investor Class	19.39%	5.01%	3.30%
S&P 500 Index	8.25%	18.59%	12.50%
S&P 500 Telecommunication Services Index	44.21%	9.30%	6.58%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$26,903,501
Total Number of Portfolio Holdings	45
Portfolio Turnover Rate	159%
Total Advisory Fees Paid	$134,412

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Telecommunication Services Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

Guggenheim Investments	1

Telecommunications Fund | Investor Class | RYMIX	Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings2 (as a % of Net Assets) as of 3.31.25

AT&T, Inc.	9.2%
Cisco Systems, Inc.	8.7%
Verizon Communications, Inc.	7.9%
T-Mobile US, Inc.	7.0%
Comcast Corp. — Class A	6.9%
Motorola Solutions, Inc.	4.4%
Arista Networks, Inc.	4.2%
Charter Communications, Inc. — Class A	4.2%
Liberty Broadband Corp. — Class C	2.4%
Juniper Networks, Inc.	2.4%
Top 10 Total	57.3%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-RYMIX-033125

Guggenheim Investments	2

Telecommunications Fund

Class A | RYTLX

Annual Shareholder Report | 3.31.25

This annual shareholder report contains important information about the Telecommunications Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$181	1.65%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class A shares) returned 19.12%, outperforming the fund's benchmark, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the S&P 500 Telecommunication Services Index, which returned 44.21% for the same period.

What factors materially affected the fund's performance over the last year?

The industries that contributed the most to performance were communications equipment, integrated telecommunication services, and wireless telecommunication services. There were no industries that detracted from performance. The holdings that contributed the most to performance were AT&T, Inc., T-Mobile US, Inc., and Cisco Systems, Inc. Those that detracted the most were Comcast Corp. – Class A, NICE Ltd., Sponsored ADR, and Rogers Communications, Inc. – Class B.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 3.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class A (without sales charge)	19.12%	4.75%	3.03%
Class A (with sales charge)†	13.45%	3.74%	2.53%
S&P 500 Index	8.25%	18.59%	12.50%
S&P 500 Telecommunication Services Index	44.21%	9.30%	6.58%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$26,903,501
Total Number of Portfolio Holdings	45
Portfolio Turnover Rate	159%
Total Advisory Fees Paid	$134,412

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Telecommunication Services Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments	1

Telecommunications Fund | Class A | RYTLX	Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings2 (as a % of Net Assets) as of 3.31.25

AT&T, Inc.	9.2%
Cisco Systems, Inc.	8.7%
Verizon Communications, Inc.	7.9%
T-Mobile US, Inc.	7.0%
Comcast Corp. — Class A	6.9%
Motorola Solutions, Inc.	4.4%
Arista Networks, Inc.	4.2%
Charter Communications, Inc. — Class A	4.2%
Liberty Broadband Corp. — Class C	2.4%
Juniper Networks, Inc.	2.4%
Top 10 Total	57.3%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-RYTLX-033125

Guggenheim Investments	2

Telecommunications Fund

Class C | RYCSX

Annual Shareholder Report | 3.31.25

This annual shareholder report contains important information about the Telecommunications Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$260	2.38%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class C shares) returned 18.20%, outperforming the fund's benchmark, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the S&P 500 Telecommunication Services Index, which returned 44.21% for the same period.

What factors materially affected the fund's performance over the last year?

The industries that contributed the most to performance were communications equipment, integrated telecommunication services, and wireless telecommunication services. There were no industries that detracted from performance. The holdings that contributed the most to performance were AT&T, Inc., T-Mobile US, Inc., and Cisco Systems, Inc. Those that detracted the most were Comcast Corp. – Class A, NICE Ltd., Sponsored ADR, and Rogers Communications, Inc. – Class B.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 3.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class C (without CDSC)	18.20%	3.96%	2.26%
Class C (with CDSC)‡	17.20%	3.96%	2.26%
S&P 500 Index	8.25%	18.59%	12.50%
S&P 500 Telecommunication Services Index	44.21%	9.30%	6.58%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$26,903,501
Total Number of Portfolio Holdings	45
Portfolio Turnover Rate	159%
Total Advisory Fees Paid	$134,412

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Telecommunication Services Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
‡	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments	1

Telecommunications Fund | Class C | RYCSX	Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings2 (as a % of Net Assets) as of 3.31.25

AT&T, Inc.	9.2%
Cisco Systems, Inc.	8.7%
Verizon Communications, Inc.	7.9%
T-Mobile US, Inc.	7.0%
Comcast Corp. — Class A	6.9%
Motorola Solutions, Inc.	4.4%
Arista Networks, Inc.	4.2%
Charter Communications, Inc. — Class A	4.2%
Liberty Broadband Corp. — Class C	2.4%
Juniper Networks, Inc.	2.4%
Top 10 Total	57.3%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-RYCSX-033125

Guggenheim Investments	2

Telecommunications Fund

Class H | RYMAX

Annual Shareholder Report | 3.31.25

This annual shareholder report contains important information about the Telecommunications Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$180	1.64%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class H shares) returned 19.12%, outperforming the fund's benchmark, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the S&P 500 Telecommunication Services Index, which returned 44.21% for the same period.

What factors materially affected the fund's performance over the last year?

The industries that contributed the most to performance were communications equipment, integrated telecommunication services, and wireless telecommunication services. There were no industries that detracted from performance. The holdings that contributed the most to performance were AT&T, Inc., T-Mobile US, Inc., and Cisco Systems, Inc. Those that detracted the most were Comcast Corp. – Class A, NICE Ltd., Sponsored ADR, and Rogers Communications, Inc. – Class B.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 3.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class H**	19.12%	4.75%	3.05%
S&P 500 Index	8.25%	18.59%	12.50%
S&P 500 Telecommunication Services Index	44.21%	9.30%	6.58%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$26,903,501
Total Number of Portfolio Holdings	45
Portfolio Turnover Rate	159%
Total Advisory Fees Paid	$134,412

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Telecommunication Services Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
**	Effective September 30, 2015, the Fund's Advisor Class shares were converted into Class H shares.

Guggenheim Investments	1

Telecommunications Fund | Class H | RYMAX	Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings2 (as a % of Net Assets) as of 3.31.25

AT&T, Inc.	9.2%
Cisco Systems, Inc.	8.7%
Verizon Communications, Inc.	7.9%
T-Mobile US, Inc.	7.0%
Comcast Corp. — Class A	6.9%
Motorola Solutions, Inc.	4.4%
Arista Networks, Inc.	4.2%
Charter Communications, Inc. — Class A	4.2%
Liberty Broadband Corp. — Class C	2.4%
Juniper Networks, Inc.	2.4%
Top 10 Total	57.3%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-RYMAX-033125

Guggenheim Investments	2

Transportation Fund

Investor Class | RYPIX

Annual Shareholder Report | 3.31.25

This annual shareholder report contains important information about the Transportation Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Investor Class	$132	1.39%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Investor Class shares) returned -10.36%, underperforming the fund's benchmark, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the S&P 500 Industrials Index, which returned 5.65% for the same period.

What factors materially affected the fund's performance over the last year?

The industry that contributed the most to performance was automobile manufacturers. Those that detracted the most were automotive parts & equipment, cargo ground transportation, and rail transportation. The holdings that contributed the most to performance were Tesla, Inc., United Airlines Holdings, Inc., and Grab Holdings Limited - Class A. Those that detracted the most were Stellantis N.V., United Parcel Service, Inc. - Class B, and TFI International, Inc.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 3.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Investor Class	-10.36%	12.38%	4.26%
S&P 500 Index	8.25%	18.59%	12.50%
S&P 500 Industrials Index	5.65%	19.27%	10.82%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$6,347,681
Total Number of Portfolio Holdings	75
Portfolio Turnover Rate	100%
Total Advisory Fees Paid	$74,800

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Industrials Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

Guggenheim Investments	1

Transportation Fund | Investor Class | RYPIX	Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings2 (as a % of Net Assets) as of 3.31.25

Tesla, Inc.	11.1%
Uber Technologies, Inc.	4.8%
Union Pacific Corp.	4.6%
United Parcel Service, Inc. — Class B	3.6%
CSX Corp.	2.9%
Norfolk Southern Corp.	2.9%
FedEx Corp.	2.8%
General Motors Co.	2.6%
Ford Motor Co.	2.4%
Old Dominion Freight Line, Inc.	2.2%
Top 10 Total	39.9%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-RYPIX-033125

Guggenheim Investments	2

Transportation Fund

Class A | RYTSX

Annual Shareholder Report | 3.31.25

This annual shareholder report contains important information about the Transportation Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$154	1.63%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class A shares) returned -10.59%, underperforming the fund's benchmark, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the S&P 500 Industrials Index, which returned 5.65% for the same period.

What factors materially affected the fund's performance over the last year?

The industry that contributed the most to performance was automobile manufacturers. Those that detracted the most were automotive parts & equipment, cargo ground transportation, and rail transportation. The holdings that contributed the most to performance were Tesla, Inc., United Airlines Holdings, Inc., and Grab Holdings Limited - Class A. Those that detracted the most were Stellantis N.V., United Parcel Service, Inc. - Class B, and TFI International, Inc.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 3.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class A (without sales charge)	-10.59%	12.10%	4.00%
Class A (with sales charge)†	-14.84%	11.01%	3.49%
S&P 500 Index	8.25%	18.59%	12.50%
S&P 500 Industrials Index	5.65%	19.27%	10.82%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$6,347,681
Total Number of Portfolio Holdings	75
Portfolio Turnover Rate	100%
Total Advisory Fees Paid	$74,800

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Industrials Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments	1

Transportation Fund | Class A | RYTSX	Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings2 (as a % of Net Assets) as of 3.31.25

Tesla, Inc.	11.1%
Uber Technologies, Inc.	4.8%
Union Pacific Corp.	4.6%
United Parcel Service, Inc. — Class B	3.6%
CSX Corp.	2.9%
Norfolk Southern Corp.	2.9%
FedEx Corp.	2.8%
General Motors Co.	2.6%
Ford Motor Co.	2.4%
Old Dominion Freight Line, Inc.	2.2%
Top 10 Total	39.9%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-RYTSX-033125

Guggenheim Investments	2

Transportation Fund

Class C | RYCNX

Annual Shareholder Report | 3.31.25

This annual shareholder report contains important information about the Transportation Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$225	2.38%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class C shares) returned -11.24%, underperforming the fund's benchmark, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the S&P 500 Industrials Index, which returned 5.65% for the same period.

What factors materially affected the fund's performance over the last year?

The industry that contributed the most to performance was automobile manufacturers. Those that detracted the most were automotive parts & equipment, cargo ground transportation, and rail transportation. The holdings that contributed the most to performance were Tesla, Inc., United Airlines Holdings, Inc., and Grab Holdings Limited - Class A. Those that detracted the most were Stellantis N.V., United Parcel Service, Inc. - Class B, and TFI International, Inc.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 3.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class C (without CDSC)	-11.24%	11.27%	3.22%
Class C (with CDSC)‡	-12.11%	11.27%	3.22%
S&P 500 Index	8.25%	18.59%	12.50%
S&P 500 Industrials Index	5.65%	19.27%	10.82%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$6,347,681
Total Number of Portfolio Holdings	75
Portfolio Turnover Rate	100%
Total Advisory Fees Paid	$74,800

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Industrials Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
‡	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments	1

Transportation Fund | Class C | RYCNX	Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings2 (as a % of Net Assets) as of 3.31.25

Tesla, Inc.	11.1%
Uber Technologies, Inc.	4.8%
Union Pacific Corp.	4.6%
United Parcel Service, Inc. — Class B	3.6%
CSX Corp.	2.9%
Norfolk Southern Corp.	2.9%
FedEx Corp.	2.8%
General Motors Co.	2.6%
Ford Motor Co.	2.4%
Old Dominion Freight Line, Inc.	2.2%
Top 10 Total	39.9%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-RYCNX-033125

Guggenheim Investments	2

Transportation Fund

Class H | RYPAX

Annual Shareholder Report | 3.31.25

This annual shareholder report contains important information about the Transportation Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$155	1.64%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class H shares) returned -10.60%, underperforming the fund's benchmark, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the S&P 500 Industrials Index, which returned 5.65% for the same period.

What factors materially affected the fund's performance over the last year?

The industry that contributed the most to performance was automobile manufacturers. Those that detracted the most were automotive parts & equipment, cargo ground transportation, and rail transportation. The holdings that contributed the most to performance were Tesla, Inc., United Airlines Holdings, Inc., and Grab Holdings Limited - Class A. Those that detracted the most were Stellantis N.V., United Parcel Service, Inc. - Class B, and TFI International, Inc.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 3.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class H**	-10.60%	12.11%	3.99%
S&P 500 Index	8.25%	18.59%	12.50%
S&P 500 Industrials Index	5.65%	19.27%	10.82%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$6,347,681
Total Number of Portfolio Holdings	75
Portfolio Turnover Rate	100%
Total Advisory Fees Paid	$74,800

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Industrials Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
**	Effective September 30, 2015, the Fund's Advisor Class shares were converted into Class H shares.

Guggenheim Investments	1

Transportation Fund | Class H | RYPAX	Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings2 (as a % of Net Assets) as of 3.31.25

Tesla, Inc.	11.1%
Uber Technologies, Inc.	4.8%
Union Pacific Corp.	4.6%
United Parcel Service, Inc. — Class B	3.6%
CSX Corp.	2.9%
Norfolk Southern Corp.	2.9%
FedEx Corp.	2.8%
General Motors Co.	2.6%
Ford Motor Co.	2.4%
Old Dominion Freight Line, Inc.	2.2%
Top 10 Total	39.9%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-RYPAX-033125

Guggenheim Investments	2

Utilities Fund

Investor Class | RYUIX

Annual Shareholder Report | 3.31.25

This annual shareholder report contains important information about the Utilities Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Investor Class	$154	1.39%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Investor Class shares) returned 21.74%, outperforming the fund's benchmark, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the S&P 500 Utilities Index, which returned 23.87% for the same period.

What factors materially affected the fund's performance over the last year?

The industries that contributed the most to performance were electric utilities, multi utilities, and gas utilities. The industries that detracted the most were renewable electricity and construction & engineering. The holdings that contributed the most to performance were Vistra Corp., Southern Co., and Entergy Corporation. Those that detracted the most were XPLR Infrastructure, LP. AES Corporation, and Sunnova Energy International, Inc.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 3.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Investor Class	21.74%	9.34%	7.46%
S&P 500 Index	8.25%	18.59%	12.50%
S&P 500 Utilities Index	23.87%	10.81%	9.54%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$17,448,054
Total Number of Portfolio Holdings	56
Portfolio Turnover Rate	475%
Total Advisory Fees Paid	$221,285

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Utilities Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

Guggenheim Investments	1

Utilities Fund | Investor Class | RYUIX	Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings2 (as a % of Net Assets) as of 3.31.25

NextEra Energy, Inc.	5.0%
Southern Co.	4.3%
Duke Energy Corp.	4.1%
Constellation Energy Corp.	3.4%
American Electric Power Company, Inc.	3.3%
Dominion Energy, Inc.	3.0%
Sempra	2.9%
Exelon Corp.	2.9%
Public Service Enterprise Group, Inc.	2.7%
Xcel Energy, Inc.	2.7%
Top 10 Total	34.3%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-RYUIX-033125

Guggenheim Investments	2

Utilities Fund

Class A | RYUTX

Annual Shareholder Report | 3.31.25

This annual shareholder report contains important information about the Utilities Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$182	1.64%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class A shares) returned 21.44%, outperforming the fund's benchmark, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the S&P 500 Utilities Index, which returned 23.87% for the same period.

What factors materially affected the fund's performance over the last year?

The industries that contributed the most to performance were electric utilities, multi utilities, and gas utilities. The industries that detracted the most were renewable electricity and construction & engineering. The holdings that contributed the most to performance were Vistra Corp., Southern Co., and Entergy Corporation. Those that detracted the most were XPLR Infrastructure, LP. AES Corporation, and Sunnova Energy International, Inc.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 3.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class A (without sales charge)	21.44%	9.07%	7.20%
Class A (with sales charge)†	15.68%	8.01%	6.68%
S&P 500 Index	8.25%	18.59%	12.50%
S&P 500 Utilities Index	23.87%	10.81%	9.54%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$17,448,054
Total Number of Portfolio Holdings	56
Portfolio Turnover Rate	475%
Total Advisory Fees Paid	$221,285

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Utilities Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments	1

Utilities Fund | Class A | RYUTX	Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings2 (as a % of Net Assets) as of 3.31.25

NextEra Energy, Inc.	5.0%
Southern Co.	4.3%
Duke Energy Corp.	4.1%
Constellation Energy Corp.	3.4%
American Electric Power Company, Inc.	3.3%
Dominion Energy, Inc.	3.0%
Sempra	2.9%
Exelon Corp.	2.9%
Public Service Enterprise Group, Inc.	2.7%
Xcel Energy, Inc.	2.7%
Top 10 Total	34.3%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-RYUTX-033125

Guggenheim Investments	2

Utilities Fund

Class C | RYCUX

Annual Shareholder Report | 3.31.25

This annual shareholder report contains important information about the Utilities Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$264	2.39%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class C shares) returned 20.51%, outperforming the fund's benchmark, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the S&P 500 Utilities Index, which returned 23.87% for the same period.

What factors materially affected the fund's performance over the last year?

The industries that contributed the most to performance were electric utilities, multi utilities, and gas utilities. The industries that detracted the most were renewable electricity and construction & engineering. The holdings that contributed the most to performance were Vistra Corp., Southern Co., and Entergy Corporation. Those that detracted the most were XPLR Infrastructure, LP. AES Corporation, and Sunnova Energy International, Inc.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 3.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class C (without CDSC)	20.51%	8.25%	6.39%
Class C (with CDSC)‡	19.51%	8.25%	6.39%
S&P 500 Index	8.25%	18.59%	12.50%
S&P 500 Utilities Index	23.87%	10.81%	9.54%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$17,448,054
Total Number of Portfolio Holdings	56
Portfolio Turnover Rate	475%
Total Advisory Fees Paid	$221,285

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Utilities Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
‡	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments	1

Utilities Fund | Class C | RYCUX	Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings2 (as a % of Net Assets) as of 3.31.25

NextEra Energy, Inc.	5.0%
Southern Co.	4.3%
Duke Energy Corp.	4.1%
Constellation Energy Corp.	3.4%
American Electric Power Company, Inc.	3.3%
Dominion Energy, Inc.	3.0%
Sempra	2.9%
Exelon Corp.	2.9%
Public Service Enterprise Group, Inc.	2.7%
Xcel Energy, Inc.	2.7%
Top 10 Total	34.3%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-RYCUX-033125

Guggenheim Investments	2

Utilities Fund

Class H | RYAUX

Annual Shareholder Report | 3.31.25

This annual shareholder report contains important information about the Utilities Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$182	1.64%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class H shares) returned 21.42%, outperforming the fund's benchmark, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the S&P 500 Utilities Index, which returned 23.87% for the same period.

What factors materially affected the fund's performance over the last year?

The industries that contributed the most to performance were electric utilities, multi utilities, and gas utilities. The industries that detracted the most were renewable electricity and construction & engineering. The holdings that contributed the most to performance were Vistra Corp., Southern Co., and Entergy Corporation. Those that detracted the most were XPLR Infrastructure, LP. AES Corporation, and Sunnova Energy International, Inc.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 3.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class H**	21.42%	9.07%	7.19%
S&P 500 Index	8.25%	18.59%	12.50%
S&P 500 Utilities Index	23.87%	10.81%	9.54%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$17,448,054
Total Number of Portfolio Holdings	56
Portfolio Turnover Rate	475%
Total Advisory Fees Paid	$221,285

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Utilities Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
**	Effective September 30, 2015, the Fund's Advisor Class shares were converted into Class H shares.

Guggenheim Investments	1

Utilities Fund | Class H | RYAUX	Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings2 (as a % of Net Assets) as of 3.31.25

NextEra Energy, Inc.	5.0%
Southern Co.	4.3%
Duke Energy Corp.	4.1%
Constellation Energy Corp.	3.4%
American Electric Power Company, Inc.	3.3%
Dominion Energy, Inc.	3.0%
Sempra	2.9%
Exelon Corp.	2.9%
Public Service Enterprise Group, Inc.	2.7%
Xcel Energy, Inc.	2.7%
Top 10 Total	34.3%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-RYAUX-033125

Guggenheim Investments	2

Dow Jones Industrial Average® Fund

Class A | RYDAX

Annual Shareholder Report | 3.31.25

This annual shareholder report contains important information about the Dow Jones Industrial Average® Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$164	1.60%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class A shares) returned 5.62%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the Dow Jones Industrial Average®, which returned 7.40% for the same period.

The fund's broad-based securities market index was changed from the Dow Jones Industrial Average to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were financials, health care, and consumer staples. Those that detracted the most were materials, and communication services. The holdings that contributed the most to return of the underlying index were Goldman Sachs Group, Inc., UnitedHealth Group, Inc., and Visa, Inc. – Class A. Those that detracted the most were Sherwin-Williams Co., Merck & Company, Inc., and Salesforce, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of 100% of the daily price movement of the Dow Jones Industrial Average.

How did the fund perform since inception?

Cumulative performance* for the fund since inception (as of 3.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Since Inception (12.01.15)
Class A (without sales charge)	5.62%	14.25%	10.10%
Class A (with sales charge)†	0.61%	13.15%	9.52%
S&P 500 Index	8.25%	18.59%	13.08%
Dow Jones Industrial Average®	7.40%	16.20%	12.01%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$28,675,139
Total Number of Portfolio Holdings	39
Portfolio Turnover Rate	327%
Total Advisory Fees Paid	$157,877

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the Dow Jones Industrial Average® are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments	1

Dow Jones Industrial Average® Fund | Class A | RYDAX	Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings2 (as a % of Net Assets) as of 3.31.25

Goldman Sachs Group, Inc.	6.5%
UnitedHealth Group, Inc.	6.2%
Microsoft Corp.	4.4%
Home Depot, Inc.	4.3%
Visa, Inc. — Class A	4.1%
Sherwin-Williams Co.	4.1%
Caterpillar, Inc.	3.9%
McDonald's Corp.	3.7%
Amgen, Inc.	3.7%
American Express Co.	3.2%
Top 10 Total	44.1%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-RYDAX-033125

Guggenheim Investments	2

Dow Jones Industrial Average® Fund

Class C | RYDKX

Annual Shareholder Report | 3.31.25

This annual shareholder report contains important information about the Dow Jones Industrial Average® Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$241	2.35%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class C shares) returned 4.84%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the Dow Jones Industrial Average®, which returned 7.40% for the same period.

The fund's broad-based securities market index was changed from the Dow Jones Industrial Average to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were financials, health care, and consumer staples. Those that detracted the most were materials, and communication services. The holdings that contributed the most to return of the underlying index were Goldman Sachs Group, Inc., UnitedHealth Group, Inc., and Visa, Inc. – Class A. Those that detracted the most were Sherwin-Williams Co., Merck & Company, Inc., and Salesforce, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of 100% of the daily price movement of the Dow Jones Industrial Average.

How did the fund perform since inception?

Cumulative performance* for the fund since inception (as of 3.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Since Inception (12.01.15)
Class C (without CDSC)	4.84%	13.41%	9.28%
Class C (with CDSC)‡	3.84%	13.41%	9.28%
S&P 500 Index	8.25%	18.59%	13.08%
Dow Jones Industrial Average®	7.40%	16.20%	12.01%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$28,675,139
Total Number of Portfolio Holdings	39
Portfolio Turnover Rate	327%
Total Advisory Fees Paid	$157,877

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the Dow Jones Industrial Average® are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
‡	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments	1

Dow Jones Industrial Average® Fund | Class C | RYDKX	Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings2 (as a % of Net Assets) as of 3.31.25

Goldman Sachs Group, Inc.	6.5%
UnitedHealth Group, Inc.	6.2%
Microsoft Corp.	4.4%
Home Depot, Inc.	4.3%
Visa, Inc. — Class A	4.1%
Sherwin-Williams Co.	4.1%
Caterpillar, Inc.	3.9%
McDonald's Corp.	3.7%
Amgen, Inc.	3.7%
American Express Co.	3.2%
Top 10 Total	44.1%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-RYDKX-033125

Guggenheim Investments	2

Dow Jones Industrial Average® Fund

Class H | RYDHX

Annual Shareholder Report | 3.31.25

This annual shareholder report contains important information about the Dow Jones Industrial Average® Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$164	1.60%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class H shares) returned 5.61%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the Dow Jones Industrial Average®, which returned 7.40% for the same period.

The fund's broad-based securities market index was changed from the Dow Jones Industrial Average to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were financials, health care, and consumer staples. Those that detracted the most were materials, and communication services. The holdings that contributed the most to return of the underlying index were Goldman Sachs Group, Inc., UnitedHealth Group, Inc., and Visa, Inc. – Class A. Those that detracted the most were Sherwin-Williams Co., Merck & Company, Inc., and Salesforce, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of 100% of the daily price movement of the Dow Jones Industrial Average.

How did the fund perform since inception?

Cumulative performance* for the fund since inception (as of 3.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Since Inception (12.01.15)
Class H	5.61%	14.26%	10.10%
S&P 500 Index	8.25%	18.59%	13.08%
Dow Jones Industrial Average®	7.40%	16.20%	12.01%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$28,675,139
Total Number of Portfolio Holdings	39
Portfolio Turnover Rate	327%
Total Advisory Fees Paid	$157,877

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the Dow Jones Industrial Average® are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

Guggenheim Investments	1

Dow Jones Industrial Average® Fund | Class H | RYDHX	Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings2 (as a % of Net Assets) as of 3.31.25

Goldman Sachs Group, Inc.	6.5%
UnitedHealth Group, Inc.	6.2%
Microsoft Corp.	4.4%
Home Depot, Inc.	4.3%
Visa, Inc. — Class A	4.1%
Sherwin-Williams Co.	4.1%
Caterpillar, Inc.	3.9%
McDonald's Corp.	3.7%
Amgen, Inc.	3.7%
American Express Co.	3.2%
Top 10 Total	44.1%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-RYDHX-033125

Guggenheim Investments	2

Mid-Cap 1.5x Strategy Fund

Class A | RYAHX

Annual Shareholder Report | 3.31.25

This annual shareholder report contains important information about the Mid-Cap 1.5x Strategy Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$158	1.65%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class A shares) returned -9.02%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the S&P MidCap 400 Index, which returned -2.71% for the same period.

The fund's broad-based securities market index was changed from the S&P MidCap 400 Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were financials, real estate, and utilities. The sectors that detracted the most were consumer discretionary, industrials and information technology. The holdings that contributed the most to the return of the underlying index were Texas Pacific Land Corp., Sprouts Farmers Market, Inc., and Interactive Brokers Group., Inc. – Class A. Those that detracted the most were Cleveland-Cliffs, Inc., Celsius Holdings, Inc. and elf Beauty, Inc. The Fund maintained a correlation of over 99% to its benchmark of 150% of the daily price movement of the S&P MidCap 400 Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 3.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class A (without sales charge)	-9.02%	20.39%	7.95%
Class A (with sales charge)†	-13.34%	19.23%	7.42%
S&P 500 Index	8.25%	18.59%	12.50%
S&P MidCap 400 Index	-2.71%	16.91%	8.43%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$11,410,885
Total Number of Portfolio Holdings	412
Portfolio Turnover Rate	94%
Total Advisory Fees Paid	$107,502

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P MidCap 400 Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments	1

Mid-Cap 1.5x Strategy Fund | Class A | RYAHX	Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings2 (as a % of Net Assets) as of 3.31.25

Guggenheim Ultra Short Duration Fund — Institutional Class	7.8%
Guggenheim Strategy Fund II	2.2%
RB Global, Inc.	0.5%
Interactive Brokers Group, Inc. — Class A	0.5%
Watsco, Inc.	0.5%
EMCOR Group, Inc.	0.5%
Fidelity National Financial, Inc.	0.5%
DocuSign, Inc.	0.5%
Equitable Holdings, Inc.	0.5%
Casey's General Stores, Inc.	0.5%
Top 10 Total	14.0%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-RYAHX-033125

Guggenheim Investments	2

Mid-Cap 1.5x Strategy Fund

Class C | RYDCX

Annual Shareholder Report | 3.31.25

This annual shareholder report contains important information about the Mid-Cap 1.5x Strategy Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$229	2.41%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class C shares) returned -9.70%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the S&P MidCap 400 Index, which returned -2.71% for the same period.

The fund's broad-based securities market index was changed from the S&P MidCap 400 Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were financials, real estate, and utilities. The sectors that detracted the most were consumer discretionary, industrials and information technology. The holdings that contributed the most to the return of the underlying index were Texas Pacific Land Corp., Sprouts Farmers Market, Inc., and Interactive Brokers Group., Inc. – Class A. Those that detracted the most were Cleveland-Cliffs, Inc., Celsius Holdings, Inc. and elf Beauty, Inc. The Fund maintained a correlation of over 99% to its benchmark of 150% of the daily price movement of the S&P MidCap 400 Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 3.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class C (without CDSC)	-9.70%	19.49%	7.14%
Class C (with CDSC)‡	-10.60%	19.49%	7.14%
S&P 500 Index	8.25%	18.59%	12.50%
S&P MidCap 400 Index	-2.71%	16.91%	8.43%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$11,410,885
Total Number of Portfolio Holdings	412
Portfolio Turnover Rate	94%
Total Advisory Fees Paid	$107,502

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P MidCap 400 Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
‡	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments	1

Mid-Cap 1.5x Strategy Fund | Class C | RYDCX	Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings2 (as a % of Net Assets) as of 3.31.25

Guggenheim Ultra Short Duration Fund — Institutional Class	7.8%
Guggenheim Strategy Fund II	2.2%
RB Global, Inc.	0.5%
Interactive Brokers Group, Inc. — Class A	0.5%
Watsco, Inc.	0.5%
EMCOR Group, Inc.	0.5%
Fidelity National Financial, Inc.	0.5%
DocuSign, Inc.	0.5%
Equitable Holdings, Inc.	0.5%
Casey's General Stores, Inc.	0.5%
Top 10 Total	14.0%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-RYDCX-033125

Guggenheim Investments	2

Mid-Cap 1.5x Strategy Fund

Class H | RYMDX

Annual Shareholder Report | 3.31.25

This annual shareholder report contains important information about the Mid-Cap 1.5x Strategy Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$159	1.66%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class H shares) returned -9.03%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the S&P MidCap 400 Index, which returned -2.71% for the same period.

The fund's broad-based securities market index was changed from the S&P MidCap 400 Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were financials, real estate, and utilities. The sectors that detracted the most were consumer discretionary, industrials and information technology. The holdings that contributed the most to the return of the underlying index were Texas Pacific Land Corp., Sprouts Farmers Market, Inc., and Interactive Brokers Group., Inc. – Class A. Those that detracted the most were Cleveland-Cliffs, Inc., Celsius Holdings, Inc. and elf Beauty, Inc. The Fund maintained a correlation of over 99% to its benchmark of 150% of the daily price movement of the S&P MidCap 400 Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 3.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class H	-9.03%	20.39%	7.97%
S&P 500 Index	8.25%	18.59%	12.50%
S&P MidCap 400 Index	-2.71%	16.91%	8.43%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$11,410,885
Total Number of Portfolio Holdings	412
Portfolio Turnover Rate	94%
Total Advisory Fees Paid	$107,502

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P MidCap 400 Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

Guggenheim Investments	1

Mid-Cap 1.5x Strategy Fund | Class H | RYMDX	Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings2 (as a % of Net Assets) as of 3.31.25

Guggenheim Ultra Short Duration Fund — Institutional Class	7.8%
Guggenheim Strategy Fund II	2.2%
RB Global, Inc.	0.5%
Interactive Brokers Group, Inc. — Class A	0.5%
Watsco, Inc.	0.5%
EMCOR Group, Inc.	0.5%
Fidelity National Financial, Inc.	0.5%
DocuSign, Inc.	0.5%
Equitable Holdings, Inc.	0.5%
Casey's General Stores, Inc.	0.5%
Top 10 Total	14.0%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-RYMDX-033125

Guggenheim Investments	2

Inverse Mid-Cap Strategy Fund

Class A | RYAGX

Annual Shareholder Report | 3.31.25

This annual shareholder report contains important information about the Inverse Mid-Cap Strategy Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$175	1.67%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class A shares) returned 9.15%, outperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 8.25% for the same period and outperforming the fund's secondary index, the S&P MidCap 400 Index, which returned -2.71% for the same period.

The fund's broad-based securities market index was changed from the S&P MidCap 400 Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were financials, real estate, and utilities. The sectors that detracted the most were consumer discretionary, industrials and information technology. The holdings that contributed the most to the return of the underlying index were Texas Pacific Land Corp., Sprouts Farmers Market, Inc., and Interactive Brokers Group., Inc. – Class A. Those that detracted the most were Cleveland-Cliffs, Inc., Celsius Holdings, Inc. and elf Beauty, Inc. The Fund maintained a daily correlation of 99% to its benchmark of -100% of the daily price movement of the S&P MidCap 400 Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 3.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class A (without sales charge)	9.15%	-15.05%	-9.45%
Class A (with sales charge)†	3.96%	-15.88%	-9.89%
S&P 500 Index	8.25%	18.59%	12.50%
S&P MidCap 400 Index	-2.71%	16.91%	8.43%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$197,534
Total Number of Portfolio Holdings	7
Portfolio Turnover Rate	–%
Total Advisory Fees Paid	$3,206

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P MidCap 400 Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments	1

Inverse Mid-Cap Strategy Fund | Class A | RYAGX	Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25
Largest Holdings2 (as a % of Net Assets) as of 3.31.25

Guggenheim Strategy Fund II	25.4%
Guggenheim Ultra Short Duration Fund — Institutional Class	23.6%
Total	49.0%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-RYAGX-033125

Guggenheim Investments	2

Inverse Mid-Cap Strategy Fund

Class C | RYCLX

Annual Shareholder Report | 3.31.25

This annual shareholder report contains important information about the Inverse Mid-Cap Strategy Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$256	2.44%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class C shares) returned 10.23%, outperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 8.25% for the same period and outperforming the fund's secondary index, the S&P MidCap 400 Index, which returned -2.71% for the same period.

The fund's broad-based securities market index was changed from the S&P MidCap 400 Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were financials, real estate, and utilities. The sectors that detracted the most were consumer discretionary, industrials and information technology. The holdings that contributed the most to the return of the underlying index were Texas Pacific Land Corp., Sprouts Farmers Market, Inc., and Interactive Brokers Group., Inc. – Class A. Those that detracted the most were Cleveland-Cliffs, Inc., Celsius Holdings, Inc. and elf Beauty, Inc. The Fund maintained a daily correlation of 99% to its benchmark of -100% of the daily price movement of the S&P MidCap 400 Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 3.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class C (without CDSC)	10.23%	-14.94%	-9.75%
Class C (with CDSC)‡	9.37%	-14.94%	-9.75%
S&P 500 Index	8.25%	18.59%	12.50%
S&P MidCap 400 Index	-2.71%	16.91%	8.43%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$197,534
Total Number of Portfolio Holdings	7
Portfolio Turnover Rate	–%
Total Advisory Fees Paid	$3,206

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P MidCap 400 Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
‡	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments	1

Inverse Mid-Cap Strategy Fund | Class C | RYCLX	Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25
Largest Holdings2 (as a % of Net Assets) as of 3.31.25

Guggenheim Strategy Fund II	25.4%
Guggenheim Ultra Short Duration Fund — Institutional Class	23.6%
Total	49.0%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since March 31, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by August 1, 2025 at GuggenheimInvestments.com/services/prospectuses-and-reports or, by calling 800 820 0888.

The fund's (Class C shares) net expense ratio, which reflects expense waivers and/or reimbursements, was 2.44% for the year ended March 31, 2025, an increase of 0.85% compared to the prior year. The primary driver of the increase was the fluctuation of the average net assets of the Class. Class C shares had nominal assets and shares outstanding during the prior year. The fund is designed and operated to acommodate frequent trading by shareholders and, unlike most mutual funds, offers unlimited exchange privileges with no minimum holding periods or transactions fees.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-RYCLX-033125

Guggenheim Investments	2

Inverse Mid-Cap Strategy Fund

Class H | RYMHX

Annual Shareholder Report | 3.31.25

This annual shareholder report contains important information about the Inverse Mid-Cap Strategy Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$171	1.64%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class H shares) returned 8.94%, outperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 8.25% for the same period and outperforming the fund's secondary index, the S&P MidCap 400 Index, which returned -2.71% for the same period.

The fund's broad-based securities market index was changed from the S&P MidCap 400 Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were financials, real estate, and utilities. The sectors that detracted the most were consumer discretionary, industrials and information technology. The holdings that contributed the most to the return of the underlying index were Texas Pacific Land Corp., Sprouts Farmers Market, Inc., and Interactive Brokers Group., Inc. – Class A. Those that detracted the most were Cleveland-Cliffs, Inc., Celsius Holdings, Inc. and elf Beauty, Inc. The Fund maintained a daily correlation of 99% to its benchmark of -100% of the daily price movement of the S&P MidCap 400 Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 3.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class H	8.94%	-15.08%	-9.44%
S&P 500 Index	8.25%	18.59%	12.50%
S&P MidCap 400 Index	-2.71%	16.91%	8.43%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$197,534
Total Number of Portfolio Holdings	7
Portfolio Turnover Rate	–%
Total Advisory Fees Paid	$3,206

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P MidCap 400 Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

Guggenheim Investments	1

Inverse Mid-Cap Strategy Fund | Class H | RYMHX	Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25
Largest Holdings2 (as a % of Net Assets) as of 3.31.25

Guggenheim Strategy Fund II	25.4%
Guggenheim Ultra Short Duration Fund — Institutional Class	23.6%
Total	49.0%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-RYMHX-033125

Guggenheim Investments	2

Monthly Rebalance NASDAQ-100® 2x Strategy Fund

Class A | RMQAX

Annual Shareholder Report | 3.31.25

This annual shareholder report contains important information about the Monthly Rebalance NASDAQ-100® 2x Strategy Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$128	1.26%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class A shares) returned 3.34%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the NASDAQ-100 Index, which returned 6.44% for the same period.

The fund's broad-based securities market index was changed from the NASDAQ-100 Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were communication services, consumer discretionary, and information technology. The sector that detracted the most was real estate. The holdings that contributed the most to the return of the underlying index were Apple, Inc., Broadcom, Inc. and NVIDIA Corp. Those that detracted the most were Advanced Micro Devices, Inc., Microsoft Corporation, and Intel Corp. The Fund maintained a daily correlation of over 99% to its benchmark of 200% of the monthly price movement of the NASDAQ-100 Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 3.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class A (without sales charge)	3.34%	32.98%	27.58%
Class A (with sales charge)†	-1.57%	31.69%	26.96%
S&P 500 Index	8.25%	18.59%	12.50%
NASDAQ-100 Index	6.44%	20.76%	17.24%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$311,395,391
Total Number of Portfolio Holdings	114
Portfolio Turnover Rate	1,036%
Total Advisory Fees Paid	$2,503,821

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the NASDAQ-100 Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments	1

Monthly Rebalance NASDAQ-100® 2x Strategy Fund | Class A | RMQAX	Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings2 (as a % of Net Assets) as of 3.31.25

Apple, Inc.	6.4%
Microsoft Corp.	5.4%
NVIDIA Corp.	5.1%
Amazon.com, Inc.	3.9%
Broadcom, Inc.	2.5%
Meta Platforms, Inc. — Class A	2.4%
Costco Wholesale Corp.	2.0%
Netflix, Inc.	1.9%
Tesla, Inc.	1.8%
Alphabet, Inc. — Class A	1.7%
Top 10 Total	33.1%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since March 31, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by August 1, 2025 at GuggenheimInvestments.com/services/prospectuses-and-reports or, by calling 800 820 0888.

The fund's (Class A shares) net expense ratio, which reflects expense waivers and/or reimbursements, was 1.26% for the year ended March 31, 2025, a decrease of 0.16% compared to the prior year. The primary driver of the decrease was a decrease in interest expense on rehypothecated collateral associated with certain derivatives.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-RMQAX-033125

Guggenheim Investments	2

Monthly Rebalance NASDAQ-100® 2x Strategy Fund

Class C | RMQCX

Annual Shareholder Report | 3.31.25

This annual shareholder report contains important information about the Monthly Rebalance NASDAQ-100® 2x Strategy Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$204	2.01%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class C shares) returned 2.57%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the NASDAQ-100 Index, which returned 6.44% for the same period.

The fund's broad-based securities market index was changed from the NASDAQ-100 Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were communication services, consumer discretionary, and information technology. The sector that detracted the most was real estate. The holdings that contributed the most to the return of the underlying index were Apple, Inc., Broadcom, Inc. and NVIDIA Corp. Those that detracted the most were Advanced Micro Devices, Inc., Microsoft Corporation, and Intel Corp. The Fund maintained a daily correlation of over 99% to its benchmark of 200% of the monthly price movement of the NASDAQ-100 Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 3.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class C (without CDSC)	2.57%	31.97%	26.60%
Class C (with CDSC)‡	1.76%	31.97%	26.60%
S&P 500 Index	8.25%	18.59%	12.50%
NASDAQ-100 Index	6.44%	20.76%	17.24%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$311,395,391
Total Number of Portfolio Holdings	114
Portfolio Turnover Rate	1,036%
Total Advisory Fees Paid	$2,503,821

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the NASDAQ-100 Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
‡	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments	1

Monthly Rebalance NASDAQ-100® 2x Strategy Fund | Class C | RMQCX	Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings2 (as a % of Net Assets) as of 3.31.25

Apple, Inc.	6.4%
Microsoft Corp.	5.4%
NVIDIA Corp.	5.1%
Amazon.com, Inc.	3.9%
Broadcom, Inc.	2.5%
Meta Platforms, Inc. — Class A	2.4%
Costco Wholesale Corp.	2.0%
Netflix, Inc.	1.9%
Tesla, Inc.	1.8%
Alphabet, Inc. — Class A	1.7%
Top 10 Total	33.1%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since March 31, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by August 1, 2025 at GuggenheimInvestments.com/services/prospectuses-and-reports or, by calling 800 820 0888.

The fund's (Class C shares) net expense ratio, which reflects expense waivers and/or reimbursements, was 2.01% for the year ended March 31, 2025, a decrease of 0.16% compared to the prior year. The primary driver of the decrease was a decrease in interest expense on rehypothecated collateral associated with certain derivatives.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-RMQCX-033125

Guggenheim Investments	2

Monthly Rebalance NASDAQ-100® 2x Strategy Fund

Class H | RMQHX

Annual Shareholder Report | 3.31.25

This annual shareholder report contains important information about the Monthly Rebalance NASDAQ-100® 2x Strategy Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$129	1.27%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class H shares) returned 3.32%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the NASDAQ-100 Index, which returned 6.44% for the same period.

The fund's broad-based securities market index was changed from the NASDAQ-100 Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were communication services, consumer discretionary, and information technology. The sector that detracted the most was real estate. The holdings that contributed the most to the return of the underlying index were Apple, Inc., Broadcom, Inc. and NVIDIA Corp. Those that detracted the most were Advanced Micro Devices, Inc., Microsoft Corporation, and Intel Corp. The Fund maintained a daily correlation of over 99% to its benchmark of 200% of the monthly price movement of the NASDAQ-100 Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 3.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class H	3.32%	32.94%	27.89%
S&P 500 Index	8.25%	18.59%	12.50%
NASDAQ-100 Index	6.44%	20.76%	17.24%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$311,395,391
Total Number of Portfolio Holdings	114
Portfolio Turnover Rate	1,036%
Total Advisory Fees Paid	$2,503,821

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the NASDAQ-100 Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

Guggenheim Investments	1

Monthly Rebalance NASDAQ-100® 2x Strategy Fund | Class H | RMQHX	Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings2 (as a % of Net Assets) as of 3.31.25

Apple, Inc.	6.4%
Microsoft Corp.	5.4%
NVIDIA Corp.	5.1%
Amazon.com, Inc.	3.9%
Broadcom, Inc.	2.5%
Meta Platforms, Inc. — Class A	2.4%
Costco Wholesale Corp.	2.0%
Netflix, Inc.	1.9%
Tesla, Inc.	1.8%
Alphabet, Inc. — Class A	1.7%
Top 10 Total	33.1%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since March 31, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by August 1, 2025 at GuggenheimInvestments.com/services/prospectuses-and-reports or, by calling 800 820 0888.

The fund's (Class H shares) net expense ratio, which reflects expense waivers and/or reimbursements, was 1.27% for the year ended March 31, 2025, a decrease of 0.16% compared to the prior year. The primary driver of the decrease was a decrease in interest expense on rehypothecated collateral associated with certain derivatives.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-RMQHX-033125

Guggenheim Investments	2

NASDAQ-100 Fund

Investor Class | RYOCX

Annual Shareholder Report | 3.31.25

This annual shareholder report contains important information about the NASDAQ-100 Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Investor Class	$127	1.24%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Investor Class shares) returned 5.15%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the NASDAQ-100 Index, which returned 6.44% for the same period.

The fund's broad-based securities market index was changed from the NASDAQ-100 Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were communication services, consumer discretionary, and information technology. The sector that detracted the most was real estate. The holdings that contributed the most to the return of the underlying index were Apple, Inc., Broadcom, Inc. and NVIDIA Corp. Those that detracted the most were Advanced Micro Devices, Inc., Microsoft Corp., and Intel Corp. The Fund maintained a daily correlation of over 99% to its benchmark of 100% of the daily price movement of the NASDAQ-100 Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 3.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Investor Class	5.15%	19.26%	15.72%
S&P 500 Index	8.25%	18.59%	12.50%
NASDAQ-100 Index	6.44%	20.76%	17.24%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$1,662,484,368
Total Number of Portfolio Holdings	115
Portfolio Turnover Rate	35%
Total Advisory Fees Paid	$12,331,336

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the NASDAQ-100 Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

Guggenheim Investments	1

NASDAQ-100 Fund | Investor Class | RYOCX	Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings2 (as a % of Net Assets) as of 3.31.25

Apple, Inc.	9.0%
Microsoft Corp.	7.5%
NVIDIA Corp.	7.1%
Amazon.com, Inc.	5.4%
Broadcom, Inc.	3.5%
Meta Platforms, Inc. — Class A	3.4%
Costco Wholesale Corp.	2.8%
Netflix, Inc.	2.7%
Tesla, Inc.	2.5%
Alphabet, Inc. — Class A	2.4%
Top 10 Total	46.3%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-RYOCX-033125

Guggenheim Investments	2

NASDAQ-100 Fund

Class A | RYATX

Annual Shareholder Report | 3.31.25

This annual shareholder report contains important information about the NASDAQ-100 Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$153	1.49%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class A shares) returned 4.89%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the NASDAQ-100 Index, which returned 6.44% for the same period.

The fund's broad-based securities market index was changed from the NASDAQ-100 Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were communication services, consumer discretionary, and information technology. The sector that detracted the most was real estate. The holdings that contributed the most to the return of the underlying index were Apple, Inc., Broadcom, Inc. and NVIDIA Corp. Those that detracted the most were Advanced Micro Devices, Inc., Microsoft Corp., and Intel Corp. The Fund maintained a daily correlation of over 99% to its benchmark of 100% of the daily price movement of the NASDAQ-100 Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 3.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class A (without sales charge)	4.89%	18.96%	15.42%
Class A (with sales charge)†	-0.09%	17.80%	14.85%
S&P 500 Index	8.25%	18.59%	12.50%
NASDAQ-100 Index	6.44%	20.76%	17.24%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$1,662,484,368
Total Number of Portfolio Holdings	115
Portfolio Turnover Rate	35%
Total Advisory Fees Paid	$12,331,336

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the NASDAQ-100 Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments	1

NASDAQ-100 Fund | Class A | RYATX	Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings2 (as a % of Net Assets) as of 3.31.25

Apple, Inc.	9.0%
Microsoft Corp.	7.5%
NVIDIA Corp.	7.1%
Amazon.com, Inc.	5.4%
Broadcom, Inc.	3.5%
Meta Platforms, Inc. — Class A	3.4%
Costco Wholesale Corp.	2.8%
Netflix, Inc.	2.7%
Tesla, Inc.	2.5%
Alphabet, Inc. — Class A	2.4%
Top 10 Total	46.3%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-RYATX-033125

Guggenheim Investments	2

NASDAQ-100 Fund

Class C | RYCOX

Annual Shareholder Report | 3.31.25

This annual shareholder report contains important information about the NASDAQ-100 Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$229	2.24%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class C shares) returned 4.10%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the NASDAQ-100 Index, which returned 6.44% for the same period.

The fund's broad-based securities market index was changed from the NASDAQ-100 Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were communication services, consumer discretionary, and information technology. The sector that detracted the most was real estate. The holdings that contributed the most to the return of the underlying index were Apple, Inc., Broadcom, Inc. and NVIDIA Corp. Those that detracted the most were Advanced Micro Devices, Inc., Microsoft Corp., and Intel Corp. The Fund maintained a daily correlation of over 99% to its benchmark of 100% of the daily price movement of the NASDAQ-100 Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 3.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class C (without CDSC)	4.10%	18.08%	14.57%
Class C (with CDSC)‡	3.15%	18.08%	14.57%
S&P 500 Index	8.25%	18.59%	12.50%
NASDAQ-100 Index	6.44%	20.76%	17.24%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$1,662,484,368
Total Number of Portfolio Holdings	115
Portfolio Turnover Rate	35%
Total Advisory Fees Paid	$12,331,336

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the NASDAQ-100 Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
‡	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments	1

NASDAQ-100 Fund | Class C | RYCOX	Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings2 (as a % of Net Assets) as of 3.31.25

Apple, Inc.	9.0%
Microsoft Corp.	7.5%
NVIDIA Corp.	7.1%
Amazon.com, Inc.	5.4%
Broadcom, Inc.	3.5%
Meta Platforms, Inc. — Class A	3.4%
Costco Wholesale Corp.	2.8%
Netflix, Inc.	2.7%
Tesla, Inc.	2.5%
Alphabet, Inc. — Class A	2.4%
Top 10 Total	46.3%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-RYCOX-033125

Guggenheim Investments	2

NASDAQ-100 Fund

Class H | RYHOX

Annual Shareholder Report | 3.31.25

This annual shareholder report contains important information about the NASDAQ-100 Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$153	1.49%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class H shares) returned 4.88%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the NASDAQ-100 Index, which returned 6.44% for the same period.

The fund's broad-based securities market index was changed from the NASDAQ-100 Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were communication services, consumer discretionary, and information technology. The sector that detracted the most was real estate. The holdings that contributed the most to the return of the underlying index were Apple, Inc., Broadcom, Inc. and NVIDIA Corp. Those that detracted the most were Advanced Micro Devices, Inc., Microsoft Corp., and Intel Corp. The Fund maintained a daily correlation of over 99% to its benchmark of 100% of the daily price movement of the NASDAQ-100 Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 3.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class H	4.88%	18.96%	15.42%
S&P 500 Index	8.25%	18.59%	12.50%
NASDAQ-100 Index	6.44%	20.76%	17.24%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$1,662,484,368
Total Number of Portfolio Holdings	115
Portfolio Turnover Rate	35%
Total Advisory Fees Paid	$12,331,336

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the NASDAQ-100 Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

Guggenheim Investments	1

NASDAQ-100 Fund | Class H | RYHOX	Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings2 (as a % of Net Assets) as of 3.31.25

Apple, Inc.	9.0%
Microsoft Corp.	7.5%
NVIDIA Corp.	7.1%
Amazon.com, Inc.	5.4%
Broadcom, Inc.	3.5%
Meta Platforms, Inc. — Class A	3.4%
Costco Wholesale Corp.	2.8%
Netflix, Inc.	2.7%
Tesla, Inc.	2.5%
Alphabet, Inc. — Class A	2.4%
Top 10 Total	46.3%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-RYHOX-033125

Guggenheim Investments	2

Inverse NASDAQ-100® Strategy Fund

Investor Class | RYAIX

Annual Shareholder Report | 3.31.25

This annual shareholder report contains important information about the Inverse NASDAQ-100® Strategy Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Investor Class	$140	1.41%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Investor Class shares) returned -1.41%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the NASDAQ-100 Index, which returned 6.44% for the same period.

The fund's broad-based securities market index was changed from the NASDAQ-100 Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were communication services, consumer discretionary, and information technology. The sector that detracted the most was real estate. The holdings that contributed the most to the return of the underlying index were Apple, Inc., Broadcom, Inc. and NVIDIA Corp. Those that detracted the most were Advanced Micro Devices, Inc., Microsoft Corp., and Intel Corp. The Fund maintained a daily correlation of over 99% to its benchmark of -100% of the daily price movement of the NASDAQ-100 Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 3.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Investor Class	-1.41%	-18.19%	-16.40%
S&P 500 Index	8.25%	18.59%	12.50%
NASDAQ-100 Index	6.44%	20.76%	17.24%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$11,941,858
Total Number of Portfolio Holdings	14
Portfolio Turnover Rate	–%
Total Advisory Fees Paid	$133,836

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the NASDAQ-100 Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

Guggenheim Investments	1

Inverse NASDAQ-100® Strategy Fund | Investor Class | RYAIX	Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25
Largest Holdings2 (as a % of Net Assets) as of 3.31.25

Guggenheim Strategy Fund II	10.3%
Guggenheim Ultra Short Duration Fund — Institutional Class	7.3%
Total	17.6%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since March 31, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by August 1, 2025 at GuggenheimInvestments.com/services/prospectuses-and-reports or, by calling 800 820 0888.

Effective February 24, 2025, the fund executed a one-for-ten reverse split of its issued and outstanding shares. There was no difference in the aggregate value of assets as a result of this reverse split, and the increase in the net asset value of the fund was not considered a taxable event. Please refer to a tax consultant for information regarding taxes.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-RYAIX-033125

Guggenheim Investments	2

Inverse NASDAQ-100® Strategy Fund

Class A | RYAPX

Annual Shareholder Report | 3.31.25

This annual shareholder report contains important information about the Inverse NASDAQ-100® Strategy Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$164	1.65%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class A shares) returned -1.59%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the NASDAQ-100 Index, which returned 6.44% for the same period.

The fund's broad-based securities market index was changed from the NASDAQ-100 Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were communication services, consumer discretionary, and information technology. The sector that detracted the most was real estate. The holdings that contributed the most to the return of the underlying index were Apple, Inc., Broadcom, Inc. and NVIDIA Corp. Those that detracted the most were Advanced Micro Devices, Inc., Microsoft Corp., and Intel Corp. The Fund maintained a daily correlation of over 99% to its benchmark of -100% of the daily price movement of the NASDAQ-100 Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 3.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class A (without sales charge)	-1.59%	-18.40%	-16.49%
Class A (with sales charge)†	-6.24%	-19.19%	-16.90%
S&P 500 Index	8.25%	18.59%	12.50%
NASDAQ-100 Index	6.44%	20.76%	17.24%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$11,941,858
Total Number of Portfolio Holdings	14
Portfolio Turnover Rate	–%
Total Advisory Fees Paid	$133,836

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the NASDAQ-100 Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments	1

Inverse NASDAQ-100® Strategy Fund | Class A | RYAPX	Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25
Largest Holdings2 (as a % of Net Assets) as of 3.31.25

Guggenheim Strategy Fund II	10.3%
Guggenheim Ultra Short Duration Fund — Institutional Class	7.3%
Total	17.6%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since March 31, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by August 1, 2025 at GuggenheimInvestments.com/services/prospectuses-and-reports or, by calling 800 820 0888.

Effective February 24, 2025, the fund executed a one-for-ten reverse split of its issued and outstanding shares. There was no difference in the aggregate value of assets as a result of this reverse split, and the increase in the net asset value of the fund was not considered a taxable event. Please refer to a tax consultant for information regarding taxes.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-RYAPX-033125

Guggenheim Investments	2

Inverse NASDAQ-100® Strategy Fund

Class C | RYACX

Annual Shareholder Report | 3.31.25

This annual shareholder report contains important information about the Inverse NASDAQ-100® Strategy Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$235	2.38%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class C shares) returned -2.36%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the NASDAQ-100 Index, which returned 6.44% for the same period.

The fund's broad-based securities market index was changed from the NASDAQ-100 Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were communication services, consumer discretionary, and information technology. The sector that detracted the most was real estate. The holdings that contributed the most to the return of the underlying index were Apple, Inc., Broadcom, Inc. and NVIDIA Corp. Those that detracted the most were Advanced Micro Devices, Inc., Microsoft Corp., and Intel Corp. The Fund maintained a daily correlation of over 99% to its benchmark of -100% of the daily price movement of the NASDAQ-100 Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 3.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class C (without CDSC)	-2.36%	-19.01%	-17.23%
Class C (with CDSC)‡	-3.26%	-19.01%	-17.23%
S&P 500 Index	8.25%	18.59%	12.50%
NASDAQ-100 Index	6.44%	20.76%	17.24%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$11,941,858
Total Number of Portfolio Holdings	14
Portfolio Turnover Rate	–%
Total Advisory Fees Paid	$133,836

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the NASDAQ-100 Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
‡	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments	1

Inverse NASDAQ-100® Strategy Fund | Class C | RYACX	Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25
Largest Holdings2 (as a % of Net Assets) as of 3.31.25

Guggenheim Strategy Fund II	10.3%
Guggenheim Ultra Short Duration Fund — Institutional Class	7.3%
Total	17.6%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since March 31, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by August 1, 2025 at GuggenheimInvestments.com/services/prospectuses-and-reports or, by calling 800 820 0888.

Effective February 24, 2025, the fund executed a one-for-ten reverse split of its issued and outstanding shares. There was no difference in the aggregate value of assets as a result of this reverse split, and the increase in the net asset value of the fund was not considered a taxable event. Please refer to a tax consultant for information regarding taxes.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-RYACX-033125

Guggenheim Investments	2

Inverse NASDAQ-100® Strategy Fund

Class H | RYALX

Annual Shareholder Report | 3.31.25

This annual shareholder report contains important information about the Inverse NASDAQ-100® Strategy Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$166	1.67%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class H shares) returned -1.66%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the NASDAQ-100 Index, which returned 6.44% for the same period.

The fund's broad-based securities market index was changed from the NASDAQ-100 Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were communication services, consumer discretionary, and information technology. The sector that detracted the most was real estate. The holdings that contributed the most to the return of the underlying index were Apple, Inc., Broadcom, Inc. and NVIDIA Corp. Those that detracted the most were Advanced Micro Devices, Inc., Microsoft Corp., and Intel Corp. The Fund maintained a daily correlation of over 99% to its benchmark of -100% of the daily price movement of the NASDAQ-100 Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 3.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class H	-1.66%	-18.40%	-16.62%
S&P 500 Index	8.25%	18.59%	12.50%
NASDAQ-100 Index	6.44%	20.76%	17.24%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$11,941,858
Total Number of Portfolio Holdings	14
Portfolio Turnover Rate	–%
Total Advisory Fees Paid	$133,836

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the NASDAQ-100 Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

Guggenheim Investments	1

Inverse NASDAQ-100® Strategy Fund | Class H | RYALX	Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25
Largest Holdings2 (as a % of Net Assets) as of 3.31.25

Guggenheim Strategy Fund II	10.3%
Guggenheim Ultra Short Duration Fund — Institutional Class	7.3%
Total	17.6%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since March 31, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by August 1, 2025 at GuggenheimInvestments.com/services/prospectuses-and-reports or, by calling 800 820 0888.

Effective February 24, 2025, the fund executed a one-for-ten reverse split of its issued and outstanding shares. There was no difference in the aggregate value of assets as a result of this reverse split, and the increase in the net asset value of the fund was not considered a taxable event. Please refer to a tax consultant for information regarding taxes.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-RYALX-033125

Guggenheim Investments	2

Russell 2000® 1.5x Strategy Fund

Class A | RYAKX

Annual Shareholder Report | 3.31.25

This annual shareholder report contains important information about the Russell 2000® 1.5x Strategy Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$159	1.68%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class A shares) returned -11.26%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the Russell 2000 Index, which returned -4.01% for the same period.

The fund's broad-based securities market index was changed from the Russell 2000 Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were financials, consumer staples, and utilities. The sectors that detracted the most were health care, consumer discretionary, and energy. The holdings that contributed the most to the Sprouts Farmers Market, Inc., Insmed, Inc., and Corcept Therapeutics, Inc. Those that detracted the most were Super Micro Computer, Inc., MicroStrategy Inc. - Class A, and Atkore, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of 150% of the daily price movement of the Russell 2000 Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 3.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class A (without sales charge)	-11.26%	14.56%	4.72%
Class A (with sales charge)†	-15.48%	13.45%	4.21%
S&P 500 Index	8.25%	18.59%	12.50%
Russell 2000 Index	-4.01%	13.27%	7.25%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$5,228,766
Total Number of Portfolio Holdings	1,968
Portfolio Turnover Rate	10%
Total Advisory Fees Paid	$51,951

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the Russell 2000 Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments	1

Russell 2000® 1.5x Strategy Fund | Class A | RYAKX	Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings2 (as a % of Net Assets) as of 3.31.25

Guggenheim Strategy Fund II	12.2%
Guggenheim Ultra Short Duration Fund — Institutional Class	10.8%
Sprouts Farmers Market, Inc.	0.4%
Insmed, Inc.	0.4%
FTAI Aviation Ltd.	0.3%
Corcept Therapeutics, Inc.	0.2%
SouthState Corp.	0.2%
Carpenter Technology Corp.	0.2%
Applied Industrial Technologies, Inc.	0.2%
Mueller Industries, Inc.	0.2%
Top 10 Total	25.1%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-RYAKX-033125

Guggenheim Investments	2

Russell 2000® 1.5x Strategy Fund

Class C | RYCMX

Annual Shareholder Report | 3.31.25

This annual shareholder report contains important information about the Russell 2000® 1.5x Strategy Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$221	2.35%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class C shares) returned -11.94%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the Russell 2000 Index, which returned -4.01% for the same period.

The fund's broad-based securities market index was changed from the Russell 2000 Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were financials, consumer staples, and utilities. The sectors that detracted the most were health care, consumer discretionary, and energy. The holdings that contributed the most to the Sprouts Farmers Market, Inc., Insmed, Inc., and Corcept Therapeutics, Inc. Those that detracted the most were Super Micro Computer, Inc., MicroStrategy Inc. - Class A, and Atkore, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of 150% of the daily price movement of the Russell 2000 Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 3.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class C (without CDSC)	-11.94%	13.70%	3.93%
Class C (with CDSC)‡	-12.81%	13.70%	3.93%
S&P 500 Index	8.25%	18.59%	12.50%
Russell 2000 Index	-4.01%	13.27%	7.25%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$5,228,766
Total Number of Portfolio Holdings	1,968
Portfolio Turnover Rate	10%
Total Advisory Fees Paid	$51,951

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the Russell 2000 Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
‡	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments	1

Russell 2000® 1.5x Strategy Fund | Class C | RYCMX	Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings2 (as a % of Net Assets) as of 3.31.25

Guggenheim Strategy Fund II	12.2%
Guggenheim Ultra Short Duration Fund — Institutional Class	10.8%
Sprouts Farmers Market, Inc.	0.4%
Insmed, Inc.	0.4%
FTAI Aviation Ltd.	0.3%
Corcept Therapeutics, Inc.	0.2%
SouthState Corp.	0.2%
Carpenter Technology Corp.	0.2%
Applied Industrial Technologies, Inc.	0.2%
Mueller Industries, Inc.	0.2%
Top 10 Total	25.1%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-RYCMX-033125

Guggenheim Investments	2

Russell 2000® 1.5x Strategy Fund

Class H | RYMKX

Annual Shareholder Report | 3.31.25

This annual shareholder report contains important information about the Russell 2000® 1.5x Strategy Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$159	1.68%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class H shares) returned -11.26%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the Russell 2000 Index, which returned -4.01% for the same period.

The fund's broad-based securities market index was changed from the Russell 2000 Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were financials, consumer staples, and utilities. The sectors that detracted the most were health care, consumer discretionary, and energy. The holdings that contributed the most to the Sprouts Farmers Market, Inc., Insmed, Inc., and Corcept Therapeutics, Inc. Those that detracted the most were Super Micro Computer, Inc., MicroStrategy Inc. - Class A, and Atkore, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of 150% of the daily price movement of the Russell 2000 Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 3.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class H	-11.26%	14.56%	4.70%
S&P 500 Index	8.25%	18.59%	12.50%
Russell 2000 Index	-4.01%	13.27%	7.25%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$5,228,766
Total Number of Portfolio Holdings	1,968
Portfolio Turnover Rate	10%
Total Advisory Fees Paid	$51,951

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the Russell 2000 Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

Guggenheim Investments	1

Russell 2000® 1.5x Strategy Fund | Class H | RYMKX	Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings2 (as a % of Net Assets) as of 3.31.25

Guggenheim Strategy Fund II	12.2%
Guggenheim Ultra Short Duration Fund — Institutional Class	10.8%
Sprouts Farmers Market, Inc.	0.4%
Insmed, Inc.	0.4%
FTAI Aviation Ltd.	0.3%
Corcept Therapeutics, Inc.	0.2%
SouthState Corp.	0.2%
Carpenter Technology Corp.	0.2%
Applied Industrial Technologies, Inc.	0.2%
Mueller Industries, Inc.	0.2%
Top 10 Total	25.1%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-RYMKX-033125

Guggenheim Investments	2

Russell 2000® Fund

Class A | RYRRX

Annual Shareholder Report | 3.31.25

This annual shareholder report contains important information about the Russell 2000® Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$158	1.63%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class A shares) returned -5.57%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the Russell 2000 Index, which returned -4.01% for the same period.

The fund's broad-based securities market index was changed from the Russell 2000 Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were financials, consumer staples, and utilities. The sectors that detracted the most were health care, consumer discretionary, and energy. The holdings that contributed the most to the Sprouts Farmers Market, Inc., Insmed, Inc., and Corcept Therapeutics, Inc. Those that detracted the most were Super Micro Computer, Inc., MicroStrategy, Inc. - Class A, and Atkore, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of 100% of the daily price movement of the Russell 2000 Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 3.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class A (without sales charge)	-5.57%	11.46%	4.53%
Class A (with sales charge)†	-10.05%	10.38%	4.02%
S&P 500 Index	8.25%	18.59%	12.50%
Russell 2000 Index	-4.01%	13.27%	7.25%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$11,519,129
Total Number of Portfolio Holdings	1,964
Portfolio Turnover Rate	22%
Total Advisory Fees Paid	$142,966

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the Russell 2000 Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments	1

Russell 2000® Fund | Class A | RYRRX	Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings2 (as a % of Net Assets) as of 3.31.25

Vanguard Russell 2000 ETF	11.0%
iShares Russell 2000 Index ETF	11.0%
Sprouts Farmers Market, Inc.	0.3%
Insmed, Inc.	0.3%
FTAI Aviation Ltd.	0.2%
Corcept Therapeutics, Inc.	0.2%
SouthState Corp.	0.2%
Carpenter Technology Corp.	0.2%
Applied Industrial Technologies, Inc.	0.2%
Mueller Industries, Inc.	0.2%
Top 10 Total	23.8%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-RYRRX-033125

Guggenheim Investments	2

Russell 2000® Fund

Class C | RYROX

Annual Shareholder Report | 3.31.25

This annual shareholder report contains important information about the Russell 2000® Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$229	2.36%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class C shares) returned -6.26%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the Russell 2000 Index, which returned -4.01% for the same period.

The fund's broad-based securities market index was changed from the Russell 2000 Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were financials, consumer staples, and utilities. The sectors that detracted the most were health care, consumer discretionary, and energy. The holdings that contributed the most to the Sprouts Farmers Market, Inc., Insmed, Inc., and Corcept Therapeutics, Inc. Those that detracted the most were Super Micro Computer, Inc., MicroStrategy, Inc. - Class A, and Atkore, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of 100% of the daily price movement of the Russell 2000 Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 3.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class C (without CDSC)	-6.26%	10.62%	3.74%
Class C (with CDSC)‡	-7.19%	10.62%	3.74%
S&P 500 Index	8.25%	18.59%	12.50%
Russell 2000 Index	-4.01%	13.27%	7.25%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$11,519,129
Total Number of Portfolio Holdings	1,964
Portfolio Turnover Rate	22%
Total Advisory Fees Paid	$142,966

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the Russell 2000 Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
‡	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments	1

Russell 2000® Fund | Class C | RYROX	Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings2 (as a % of Net Assets) as of 3.31.25

Vanguard Russell 2000 ETF	11.0%
iShares Russell 2000 Index ETF	11.0%
Sprouts Farmers Market, Inc.	0.3%
Insmed, Inc.	0.3%
FTAI Aviation Ltd.	0.2%
Corcept Therapeutics, Inc.	0.2%
SouthState Corp.	0.2%
Carpenter Technology Corp.	0.2%
Applied Industrial Technologies, Inc.	0.2%
Mueller Industries, Inc.	0.2%
Top 10 Total	23.8%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-RYROX-033125

Guggenheim Investments	2

Russell 2000® Fund

Class H | RYRHX

Annual Shareholder Report | 3.31.25

This annual shareholder report contains important information about the Russell 2000® Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$157	1.62%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class H shares) returned -5.56%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the Russell 2000 Index, which returned -4.01% for the same period.

The fund's broad-based securities market index was changed from the Russell 2000 Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were financials, consumer staples, and utilities. The sectors that detracted the most were health care, consumer discretionary, and energy. The holdings that contributed the most to the Sprouts Farmers Market, Inc., Insmed, Inc., and Corcept Therapeutics, Inc. Those that detracted the most were Super Micro Computer, Inc., MicroStrategy, Inc. - Class A, and Atkore, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of 100% of the daily price movement of the Russell 2000 Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 3.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class H	-5.56%	11.46%	4.53%
S&P 500 Index	8.25%	18.59%	12.50%
Russell 2000 Index	-4.01%	13.27%	7.25%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$11,519,129
Total Number of Portfolio Holdings	1,964
Portfolio Turnover Rate	22%
Total Advisory Fees Paid	$142,966

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the Russell 2000 Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

Guggenheim Investments	1

Russell 2000® Fund | Class H | RYRHX	Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings2 (as a % of Net Assets) as of 3.31.25

Vanguard Russell 2000 ETF	11.0%
iShares Russell 2000 Index ETF	11.0%
Sprouts Farmers Market, Inc.	0.3%
Insmed, Inc.	0.3%
FTAI Aviation Ltd.	0.2%
Corcept Therapeutics, Inc.	0.2%
SouthState Corp.	0.2%
Carpenter Technology Corp.	0.2%
Applied Industrial Technologies, Inc.	0.2%
Mueller Industries, Inc.	0.2%
Top 10 Total	23.8%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-RYRHX-033125

Guggenheim Investments	2

Inverse Russell 2000® Strategy Fund

Class A | RYAFX

Annual Shareholder Report | 3.31.25

This annual shareholder report contains important information about the Inverse Russell 2000® Strategy Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$169	1.62%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class A shares) returned 9.22%, outperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 8.25% for the same period and outperforming the fund's secondary index, the Russell 2000 Index, which returned -4.01% for the same period.

The fund's broad-based securities market index was changed from the Russell 2000 Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were financials, consumer staples, and utilities The sectors that detracted the most were health care, consumer discretionary, and energy. The holdings that contributed the most to the Sprouts Farmers Market, Inc., Insmed, Inc., and Corcept Therapeutics, Inc. Those that detracted the most were Super Micro Computer, Inc., MicroStrategy, Inc. - Class A, and Atkore, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of -100% of the daily price movement of the Russell 2000 Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 3.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class A (without sales charge)	9.22%	-13.60%	-8.75%
Class A (with sales charge)†	4.02%	-14.44%	-9.19%
S&P 500 Index	8.25%	18.59%	12.50%
Russell 2000 Index	-4.01%	13.27%	7.25%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$2,112,754
Total Number of Portfolio Holdings	9
Portfolio Turnover Rate	–%
Total Advisory Fees Paid	$15,993

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the Russell 2000 Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments	1

Inverse Russell 2000® Strategy Fund | Class A | RYAFX	Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25
Largest Holdings2 (as a % of Net Assets) as of 3.31.25

Guggenheim Ultra Short Duration Fund — Institutional Class	21.1%
Guggenheim Strategy Fund II	21.1%
Total	42.2%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since March 31, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by August 1, 2025 at GuggenheimInvestments.com/services/prospectuses-and-reports or, by calling 800 820 0888.

Effective February 24, 2025, the fund executed a one-for-three reverse split of its issued and outstanding shares. There was no difference in the aggregate value of assets as a result of this reverse split, and the increase in the net asset value of the fund was not considered a taxable event. Please refer to a tax consultant for information regarding taxes.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-RYAFX-033125

Guggenheim Investments	2

Inverse Russell 2000® Strategy Fund

Class C | RYCQX

Annual Shareholder Report | 3.31.25

This annual shareholder report contains important information about the Inverse Russell 2000® Strategy Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$249	2.39%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class C shares) returned 8.57%, outperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 8.25% for the same period and outperforming the fund's secondary index, the Russell 2000 Index, which returned -4.01% for the same period.

The fund's broad-based securities market index was changed from the Russell 2000 Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were financials, consumer staples, and utilities The sectors that detracted the most were health care, consumer discretionary, and energy. The holdings that contributed the most to the Sprouts Farmers Market, Inc., Insmed, Inc., and Corcept Therapeutics, Inc. Those that detracted the most were Super Micro Computer, Inc., MicroStrategy, Inc. - Class A, and Atkore, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of -100% of the daily price movement of the Russell 2000 Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 3.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class C (without CDSC)	8.57%	-14.23%	-9.42%
Class C (with CDSC)‡	7.57%	-14.23%	-9.42%
S&P 500 Index	8.25%	18.59%	12.50%
Russell 2000 Index	-4.01%	13.27%	7.25%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$2,112,754
Total Number of Portfolio Holdings	9
Portfolio Turnover Rate	–%
Total Advisory Fees Paid	$15,993

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the Russell 2000 Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
‡	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments	1

Inverse Russell 2000® Strategy Fund | Class C | RYCQX	Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25
Largest Holdings2 (as a % of Net Assets) as of 3.31.25

Guggenheim Ultra Short Duration Fund — Institutional Class	21.1%
Guggenheim Strategy Fund II	21.1%
Total	42.2%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since March 31, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by August 1, 2025 at GuggenheimInvestments.com/services/prospectuses-and-reports or, by calling 800 820 0888.

Effective February 24, 2025, the fund executed a one-for-three reverse split of its issued and outstanding shares. There was no difference in the aggregate value of assets as a result of this reverse split, and the increase in the net asset value of the fund was not considered a taxable event. Please refer to a tax consultant for information regarding taxes.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-RYCQX-033125

Guggenheim Investments	2

Inverse Russell 2000® Strategy Fund

Class H | RYSHX

Annual Shareholder Report | 3.31.25

This annual shareholder report contains important information about the Inverse Russell 2000® Strategy Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$169	1.62%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class H shares) returned 9.22%, outperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 8.25% for the same period and outperforming the fund's secondary index, the Russell 2000 Index, which returned -4.01% for the same period.

The fund's broad-based securities market index was changed from the Russell 2000 Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were financials, consumer staples, and utilities The sectors that detracted the most were health care, consumer discretionary, and energy. The holdings that contributed the most to the Sprouts Farmers Market, Inc., Insmed, Inc., and Corcept Therapeutics, Inc. Those that detracted the most were Super Micro Computer, Inc., MicroStrategy, Inc. - Class A, and Atkore, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of -100% of the daily price movement of the Russell 2000 Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 3.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class H	9.22%	-13.61%	-8.74%
S&P 500 Index	8.25%	18.59%	12.50%
Russell 2000 Index	-4.01%	13.27%	7.25%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$2,112,754
Total Number of Portfolio Holdings	9
Portfolio Turnover Rate	–%
Total Advisory Fees Paid	$15,993

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the Russell 2000 Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

Guggenheim Investments	1

Inverse Russell 2000® Strategy Fund | Class H | RYSHX	Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25
Largest Holdings2 (as a % of Net Assets) as of 3.31.25

Guggenheim Ultra Short Duration Fund — Institutional Class	21.1%
Guggenheim Strategy Fund II	21.1%
Total	42.2%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since March 31, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by August 1, 2025 at GuggenheimInvestments.com/services/prospectuses-and-reports or, by calling 800 820 0888.

Effective February 24, 2025, the fund executed a one-for-three reverse split of its issued and outstanding shares. There was no difference in the aggregate value of assets as a result of this reverse split, and the increase in the net asset value of the fund was not considered a taxable event. Please refer to a tax consultant for information regarding taxes.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-RYSHX-033125

Guggenheim Investments	2

Nova Fund

Investor Class | RYNVX

Annual Shareholder Report | 3.31.25

This annual shareholder report contains important information about the Nova Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Investor Class	$136	1.31%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Investor Class shares) returned 7.21%, underperforming the fund's benchmark, the S&P 500 Index, which returned 8.25% for the same period.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were financials, information technology, and communication services. The sector that detracted from performance was materials. The holdings that contributed the most to the return of the underlying index were Apple, Inc., NVIDIA Corp., and Tesla, Inc. Those that detracted the most were Microsoft Corp., Advanced Micro Devices, Inc., and Intel Corp. The Fund maintained a daily correlation of over 99% to its benchmark of 150% of the daily price movement of the S&P 500 Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 3.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Investor Class	7.21%	23.88%	14.53%
S&P 500 Index	8.25%	18.59%	12.50%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$235,453,907
Total Number of Portfolio Holdings	516
Portfolio Turnover Rate	180%
Total Advisory Fees Paid	$1,832,564

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index is an unmanaged index and, unlike the fund, has no management fees or operating expenses to reduce its reported return.

Guggenheim Investments	1

Nova Fund | Investor Class | RYNVX	Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings2 (as a % of Net Assets) as of 3.31.25

Apple, Inc.	5.8%
Microsoft Corp.	4.8%
NVIDIA Corp.	4.6%
Guggenheim Ultra Short Duration Fund — Institutional Class	3.1%
Amazon.com, Inc.	3.1%
Guggenheim Strategy Fund II	2.4%
Meta Platforms, Inc. — Class A	2.2%
Guggenheim Strategy Fund III	2.0%
Berkshire Hathaway, Inc. — Class B	1.7%
Alphabet, Inc. — Class A	1.6%
Top 10 Total	31.3%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-RYNVX-033125

Guggenheim Investments	2

Nova Fund

Class A | RYANX

Annual Shareholder Report | 3.31.25

This annual shareholder report contains important information about the Nova Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$161	1.56%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class A shares) returned 6.95%, underperforming the fund's benchmark, the S&P 500 Index, which returned 8.25% for the same period.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were financials, information technology, and communication services. The sector that detracted from performance was materials. The holdings that contributed the most to the return of the underlying index were Apple, Inc., NVIDIA Corp., and Tesla, Inc. Those that detracted the most were Microsoft Corp., Advanced Micro Devices, Inc., and Intel Corp. The Fund maintained a daily correlation of over 99% to its benchmark of 150% of the daily price movement of the S&P 500 Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 3.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class A (without sales charge)	6.95%	23.57%	14.26%
Class A (with sales charge)†	1.87%	22.37%	13.70%
S&P 500 Index	8.25%	18.59%	12.50%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$235,453,907
Total Number of Portfolio Holdings	516
Portfolio Turnover Rate	180%
Total Advisory Fees Paid	$1,832,564

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index is an unmanaged index and, unlike the fund, has no management fees or operating expenses to reduce its reported return.
†	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments	1

Nova Fund | Class A | RYANX	Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings2 (as a % of Net Assets) as of 3.31.25

Apple, Inc.	5.8%
Microsoft Corp.	4.8%
NVIDIA Corp.	4.6%
Guggenheim Ultra Short Duration Fund — Institutional Class	3.1%
Amazon.com, Inc.	3.1%
Guggenheim Strategy Fund II	2.4%
Meta Platforms, Inc. — Class A	2.2%
Guggenheim Strategy Fund III	2.0%
Berkshire Hathaway, Inc. — Class B	1.7%
Alphabet, Inc. — Class A	1.6%
Top 10 Total	31.3%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-RYANX-033125

Guggenheim Investments	2

Nova Fund

Class C | RYNCX

Annual Shareholder Report | 3.31.25

This annual shareholder report contains important information about the Nova Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$237	2.30%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class C shares) returned 6.14%, underperforming the fund's benchmark, the S&P 500 Index, which returned 8.25% for the same period.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were financials, information technology, and communication services. The sector that detracted from performance was materials. The holdings that contributed the most to the return of the underlying index were Apple, Inc., NVIDIA Corp., and Tesla, Inc. Those that detracted the most were Microsoft Corp., Advanced Micro Devices, Inc., and Intel Corp. The Fund maintained a daily correlation of over 99% to its benchmark of 150% of the daily price movement of the S&P 500 Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 3.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class C (without CDSC)	6.14%	22.65%	13.41%
Class C (with CDSC)‡	5.14%	22.65%	13.41%
S&P 500 Index	8.25%	18.59%	12.50%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$235,453,907
Total Number of Portfolio Holdings	516
Portfolio Turnover Rate	180%
Total Advisory Fees Paid	$1,832,564

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index is an unmanaged index and, unlike the fund, has no management fees or operating expenses to reduce its reported return.
‡	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments	1

Nova Fund | Class C | RYNCX	Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings2 (as a % of Net Assets) as of 3.31.25

Apple, Inc.	5.8%
Microsoft Corp.	4.8%
NVIDIA Corp.	4.6%
Guggenheim Ultra Short Duration Fund — Institutional Class	3.1%
Amazon.com, Inc.	3.1%
Guggenheim Strategy Fund II	2.4%
Meta Platforms, Inc. — Class A	2.2%
Guggenheim Strategy Fund III	2.0%
Berkshire Hathaway, Inc. — Class B	1.7%
Alphabet, Inc. — Class A	1.6%
Top 10 Total	31.3%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-RYNCX-033125

Guggenheim Investments	2

Nova Fund

Class H | RYNHX

Annual Shareholder Report | 3.31.25

This annual shareholder report contains important information about the Nova Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$160	1.55%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class H shares) returned 6.95%, underperforming the fund's benchmark, the S&P 500 Index, which returned 8.25% for the same period.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were financials, information technology, and communication services. The sector that detracted from performance was materials. The holdings that contributed the most to the return of the underlying index were Apple, Inc., NVIDIA Corp., and Tesla, Inc. Those that detracted the most were Microsoft Corp., Advanced Micro Devices, Inc., and Intel Corp. The Fund maintained a daily correlation of over 99% to its benchmark of 150% of the daily price movement of the S&P 500 Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 3.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class H	6.95%	23.58%	14.27%
S&P 500 Index	8.25%	18.59%	12.50%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$235,453,907
Total Number of Portfolio Holdings	516
Portfolio Turnover Rate	180%
Total Advisory Fees Paid	$1,832,564

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index is an unmanaged index and, unlike the fund, has no management fees or operating expenses to reduce its reported return.

Guggenheim Investments	1

Nova Fund | Class H | RYNHX	Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings2 (as a % of Net Assets) as of 3.31.25

Apple, Inc.	5.8%
Microsoft Corp.	4.8%
NVIDIA Corp.	4.6%
Guggenheim Ultra Short Duration Fund — Institutional Class	3.1%
Amazon.com, Inc.	3.1%
Guggenheim Strategy Fund II	2.4%
Meta Platforms, Inc. — Class A	2.2%
Guggenheim Strategy Fund III	2.0%
Berkshire Hathaway, Inc. — Class B	1.7%
Alphabet, Inc. — Class A	1.6%
Top 10 Total	31.3%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-RYNHX-033125

Guggenheim Investments	2

S&P 500® Fund

Class A | RYSOX

Annual Shareholder Report | 3.31.25

This annual shareholder report contains important information about the S&P 500® Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$166	1.61%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class A shares) returned 6.46%, underperforming the fund's benchmark, the S&P 500 Index, which returned 8.25% for the same period.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were financials, information technology, and communication services. The sector that detracted from performance was materials. The holdings that contributed the most to the return of the underlying index were Apple, Inc., NVIDIA Corp., and Tesla, Inc. Those that detracted the most were Microsoft Corp., Advanced Micro Devices, Inc., and Intel Corp. The Fund maintained a daily correlation of over 99% to its benchmark of 100% of the daily price movement of the S&P 500 Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 3.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class A (without sales charge)	6.46%	16.61%	10.60%
Class A (with sales charge)†	1.41%	15.48%	10.06%
S&P 500 Index	8.25%	18.59%	12.50%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$158,842,458
Total Number of Portfolio Holdings	512
Portfolio Turnover Rate	137%
Total Advisory Fees Paid	$1,569,389

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index is an unmanaged index and, unlike the fund, has no management fees or operating expenses to reduce its reported return.
†	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments	1

S&P 500® Fund | Class A | RYSOX	Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings2 (as a % of Net Assets) as of 3.31.25

Apple, Inc.	6.4%
Microsoft Corp.	5.4%
NVIDIA Corp.	5.1%
Amazon.com, Inc.	3.4%
Meta Platforms, Inc. — Class A	2.4%
Berkshire Hathaway, Inc. — Class B	1.9%
Alphabet, Inc. — Class A	1.7%
Broadcom, Inc.	1.5%
Alphabet, Inc. — Class C	1.4%
Tesla, Inc.	1.4%
Top 10 Total	30.6%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-RYSOX-033125

Guggenheim Investments	2

S&P 500® Fund

Class C | RYSYX

Annual Shareholder Report | 3.31.25

This annual shareholder report contains important information about the S&P 500® Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$243	2.36%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class C shares) returned 5.66%, underperforming the fund's benchmark, the S&P 500 Index, which returned 8.25% for the same period.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were financials, information technology, and communication services. The sector that detracted from performance was materials. The holdings that contributed the most to the return of the underlying index were Apple, Inc., NVIDIA Corp., and Tesla, Inc. Those that detracted the most were Microsoft Corp., Advanced Micro Devices, Inc., and Intel Corp. The Fund maintained a daily correlation of over 99% to its benchmark of 100% of the daily price movement of the S&P 500 Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 3.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class C (without CDSC)	5.66%	15.74%	9.77%
Class C (with CDSC)‡	4.66%	15.74%	9.77%
S&P 500 Index	8.25%	18.59%	12.50%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$158,842,458
Total Number of Portfolio Holdings	512
Portfolio Turnover Rate	137%
Total Advisory Fees Paid	$1,569,389

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index is an unmanaged index and, unlike the fund, has no management fees or operating expenses to reduce its reported return.
‡	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments	1

S&P 500® Fund | Class C | RYSYX	Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings2 (as a % of Net Assets) as of 3.31.25

Apple, Inc.	6.4%
Microsoft Corp.	5.4%
NVIDIA Corp.	5.1%
Amazon.com, Inc.	3.4%
Meta Platforms, Inc. — Class A	2.4%
Berkshire Hathaway, Inc. — Class B	1.9%
Alphabet, Inc. — Class A	1.7%
Broadcom, Inc.	1.5%
Alphabet, Inc. — Class C	1.4%
Tesla, Inc.	1.4%
Top 10 Total	30.6%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-RYSYX-033125

Guggenheim Investments	2

S&P 500® Fund

Class H | RYSPX

Annual Shareholder Report | 3.31.25

This annual shareholder report contains important information about the S&P 500® Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$165	1.60%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class H shares) returned 6.46%, underperforming the fund's benchmark, the S&P 500 Index, which returned 8.25% for the same period.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were financials, information technology, and communication services. The sector that detracted from performance was materials. The holdings that contributed the most to the return of the underlying index were Apple, Inc., NVIDIA Corp., and Tesla, Inc. Those that detracted the most were Microsoft Corp., Advanced Micro Devices, Inc., and Intel Corp. The Fund maintained a daily correlation of over 99% to its benchmark of 100% of the daily price movement of the S&P 500 Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 3.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class H	6.46%	16.61%	10.60%
S&P 500 Index	8.25%	18.59%	12.50%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$158,842,458
Total Number of Portfolio Holdings	512
Portfolio Turnover Rate	137%
Total Advisory Fees Paid	$1,569,389

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index is an unmanaged index and, unlike the fund, has no management fees or operating expenses to reduce its reported return.

Guggenheim Investments	1

S&P 500® Fund | Class H | RYSPX	Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings2 (as a % of Net Assets) as of 3.31.25

Apple, Inc.	6.4%
Microsoft Corp.	5.4%
NVIDIA Corp.	5.1%
Amazon.com, Inc.	3.4%
Meta Platforms, Inc. — Class A	2.4%
Berkshire Hathaway, Inc. — Class B	1.9%
Alphabet, Inc. — Class A	1.7%
Broadcom, Inc.	1.5%
Alphabet, Inc. — Class C	1.4%
Tesla, Inc.	1.4%
Top 10 Total	30.6%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-RYSPX-033125

Guggenheim Investments	2

Inverse S&P 500® Strategy Fund

Investor Class | RYURX

Annual Shareholder Report | 3.31.25

This annual shareholder report contains important information about the Inverse S&P 500® Strategy Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Investor Class	$139	1.39%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Investor Class shares) returned -0.51%, underperforming the fund's benchmark, the S&P 500 Index, which returned 8.25% for the same period.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were financials, information technology, and communication services. The sector that detracted from performance was materials. The holdings that contributed the most to the return of the underlying index were Apple, Inc., NVIDIA Corp., and Tesla, Inc. Those that detracted the most were Microsoft Corp., Advanced Micro Devices, Inc., and Intel Corp. The Fund maintained a daily correlation of over 99% to its benchmark of -100% of the daily price movement of the S&P 500 Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 3.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Investor Class	-0.51%	-14.53%	-11.37%
S&P 500 Index	8.25%	18.59%	12.50%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$45,429,369
Total Number of Portfolio Holdings	19
Portfolio Turnover Rate	–%
Total Advisory Fees Paid	$316,201

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index is an unmanaged index and, unlike the fund, has no management fees or operating expenses to reduce its reported return.

Guggenheim Investments	1

Inverse S&P 500® Strategy Fund | Investor Class | RYURX	Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25
Largest Holdings2 (as a % of Net Assets) as of 3.31.25

Guggenheim Strategy Fund II	14.4%
Guggenheim Ultra Short Duration Fund — Institutional Class	9.4%
Total	23.8%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since March 31, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by August 1, 2025 at GuggenheimInvestments.com/services/prospectuses-and-reports or, by calling 800 820 0888.

Effective February 24, 2025, the fund executed a one-for-five reverse split of its issued and outstanding shares. There was no difference in the aggregate value of assets as a result of this reverse split, and the increase in the net asset value of the fund was not considered a taxable event. Please refer to a tax consultant for information regarding taxes.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-RYURX-033125

Guggenheim Investments	2

Inverse S&P 500® Strategy Fund

Class A | RYARX

Annual Shareholder Report | 3.31.25

This annual shareholder report contains important information about the Inverse S&P 500® Strategy Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$163	1.64%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class A shares) returned -0.70%, underperforming the fund's benchmark, the S&P 500 Index, which returned 8.25% for the same period.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were financials, information technology, and communication services. The sector that detracted from performance was materials. The holdings that contributed the most to the return of the underlying index were Apple, Inc., NVIDIA Corp., and Tesla, Inc. Those that detracted the most were Microsoft Corp., Advanced Micro Devices, Inc., and Intel Corp. The Fund maintained a daily correlation of over 99% to its benchmark of -100% of the daily price movement of the S&P 500 Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 3.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class A (without sales charge)	-0.70%	-14.74%	-11.59%
Class A (with sales charge)†	-5.40%	-15.56%	-12.02%
S&P 500 Index	8.25%	18.59%	12.50%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$45,429,369
Total Number of Portfolio Holdings	19
Portfolio Turnover Rate	–%
Total Advisory Fees Paid	$316,201

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index is an unmanaged index and, unlike the fund, has no management fees or operating expenses to reduce its reported return.
†	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments	1

Inverse S&P 500® Strategy Fund | Class A | RYARX	Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25
Largest Holdings2 (as a % of Net Assets) as of 3.31.25

Guggenheim Strategy Fund II	14.4%
Guggenheim Ultra Short Duration Fund — Institutional Class	9.4%
Total	23.8%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since March 31, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by August 1, 2025 at GuggenheimInvestments.com/services/prospectuses-and-reports or, by calling 800 820 0888.

Effective February 24, 2025, the fund executed a one-for-five reverse split of its issued and outstanding shares. There was no difference in the aggregate value of assets as a result of this reverse split, and the increase in the net asset value of the fund was not considered a taxable event. Please refer to a tax consultant for information regarding taxes.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-RYARX-033125

Guggenheim Investments	2

Inverse S&P 500® Strategy Fund

Class C | RYUCX

Annual Shareholder Report | 3.31.25

This annual shareholder report contains important information about the Inverse S&P 500® Strategy Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$235	2.37%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class C shares) returned -1.50%, underperforming the fund's benchmark, the S&P 500 Index, which returned 8.25% for the same period.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were financials, information technology, and communication services. The sector that detracted from performance was materials. The holdings that contributed the most to the return of the underlying index were Apple, Inc., NVIDIA Corp., and Tesla, Inc. Those that detracted the most were Microsoft Corp., Advanced Micro Devices, Inc., and Intel Corp. The Fund maintained a daily correlation of over 99% to its benchmark of -100% of the daily price movement of the S&P 500 Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 3.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class C (without CDSC)	-1.50%	-15.38%	-12.26%
Class C (with CDSC)‡	-2.40%	-15.38%	-12.26%
S&P 500 Index	8.25%	18.59%	12.50%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$45,429,369
Total Number of Portfolio Holdings	19
Portfolio Turnover Rate	–%
Total Advisory Fees Paid	$316,201

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index is an unmanaged index and, unlike the fund, has no management fees or operating expenses to reduce its reported return.
‡	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments	1

Inverse S&P 500® Strategy Fund | Class C | RYUCX	Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25
Largest Holdings2 (as a % of Net Assets) as of 3.31.25

Guggenheim Strategy Fund II	14.4%
Guggenheim Ultra Short Duration Fund — Institutional Class	9.4%
Total	23.8%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since March 31, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by August 1, 2025 at GuggenheimInvestments.com/services/prospectuses-and-reports or, by calling 800 820 0888.

Effective February 24, 2025, the fund executed a one-for-five reverse split of its issued and outstanding shares. There was no difference in the aggregate value of assets as a result of this reverse split, and the increase in the net asset value of the fund was not considered a taxable event. Please refer to a tax consultant for information regarding taxes.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-RYUCX-033125

Guggenheim Investments	2

Inverse S&P 500® Strategy Fund

Class H | RYUHX

Annual Shareholder Report | 3.31.25

This annual shareholder report contains important information about the Inverse S&P 500® Strategy Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$162	1.63%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class H shares) returned -0.72%, underperforming the fund's benchmark, the S&P 500 Index, which returned 8.25% for the same period.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were financials, information technology, and communication services. The sector that detracted from performance was materials. The holdings that contributed the most to the return of the underlying index were Apple, Inc., NVIDIA Corp., and Tesla, Inc. Those that detracted the most were Microsoft Corp., Advanced Micro Devices, Inc., and Intel Corp. The Fund maintained a daily correlation of over 99% to its benchmark of -100% of the daily price movement of the S&P 500 Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 3.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class H	-0.72%	-14.72%	-11.58%
S&P 500 Index	8.25%	18.59%	12.50%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$45,429,369
Total Number of Portfolio Holdings	19
Portfolio Turnover Rate	–%
Total Advisory Fees Paid	$316,201

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index is an unmanaged index and, unlike the fund, has no management fees or operating expenses to reduce its reported return.

Guggenheim Investments	1

Inverse S&P 500® Strategy Fund | Class H | RYUHX	Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25
Largest Holdings2 (as a % of Net Assets) as of 3.31.25

Guggenheim Strategy Fund II	14.4%
Guggenheim Ultra Short Duration Fund — Institutional Class	9.4%
Total	23.8%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since March 31, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by August 1, 2025 at GuggenheimInvestments.com/services/prospectuses-and-reports or, by calling 800 820 0888.

Effective February 24, 2025, the fund executed a one-for-five reverse split of its issued and outstanding shares. There was no difference in the aggregate value of assets as a result of this reverse split, and the increase in the net asset value of the fund was not considered a taxable event. Please refer to a tax consultant for information regarding taxes.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-RYUHX-033125

Guggenheim Investments	2

S&P 500® Pure Growth Fund

Class A | RYLGX

Annual Shareholder Report | 3.31.25

This annual shareholder report contains important information about the S&P 500® Pure Growth Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$156	1.54%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class A shares) returned 3.19%, underperforming the fund's benchmark, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the S&P 500 Pure Growth Index, which returned 4.79% for the same period.

The fund's broad-based securities market index was changed from the S&P 500 Pure Growth Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index for the reporting period were information technology, communication services, and consumer discretionary. The sectors that detracted were industrials, materials and health care. The holdings that contributed the most to the return of the underlying index for the reporting period were Palantir Technologies, Inc. — Class A, NVIDIA Corp., and Royal Caribbean Group. Those that detracted the most were Super Micro Computer, Inc., Celanese Corp., and Advanced Micro Devices, Inc. The Fund maintained a daily correlation of over 99% to the S&P 500 Pure Growth Index for the reporting period.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 3.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class A (without sales charge)	3.19%	13.04%	7.98%
Class A (with sales charge)†	-1.71%	11.94%	7.45%
S&P 500 Index	8.25%	18.59%	12.50%
S&P 500 Pure Growth Index	4.79%	14.89%	9.76%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$24,008,492
Total Number of Portfolio Holdings	94
Portfolio Turnover Rate	1,148%
Total Advisory Fees Paid	$475,321

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Pure Growth Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments	1

S&P 500® Pure Growth Fund | Class A | RYLGX	Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings2 (as a % of Net Assets) as of 3.31.25

Texas Pacific Land Corp.	2.2%
Royal Caribbean Cruises Ltd.	2.0%
Norwegian Cruise Line Holdings Ltd.	2.0%
Fortinet, Inc.	1.9%
Carnival Corp.	1.9%
Vistra Corp.	1.9%
TKO Group Holdings, Inc.	1.8%
Palantir Technologies, Inc. — Class A	1.8%
United Airlines Holdings, Inc.	1.8%
Live Nation Entertainment, Inc.	1.8%
Top 10 Total	19.1%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-RYLGX-033125

Guggenheim Investments	2

S&P 500® Pure Growth Fund

Class C | RYGRX

Annual Shareholder Report | 3.31.25

This annual shareholder report contains important information about the S&P 500® Pure Growth Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$232	2.29%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class C shares) returned 2.41%, underperforming the fund's benchmark, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the S&P 500 Pure Growth Index, which returned 4.79% for the same period.

The fund's broad-based securities market index was changed from the S&P 500 Pure Growth Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index for the reporting period were information technology, communication services, and consumer discretionary. The sectors that detracted were industrials, materials and health care. The holdings that contributed the most to the return of the underlying index for the reporting period were Palantir Technologies, Inc. — Class A, NVIDIA Corp., and Royal Caribbean Group. Those that detracted the most were Super Micro Computer, Inc., Celanese Corp., and Advanced Micro Devices, Inc. The Fund maintained a daily correlation of over 99% to the S&P 500 Pure Growth Index for the reporting period.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 3.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class C (without CDSC)	2.41%	12.19%	7.17%
Class C (with CDSC)‡	1.41%	12.19%	7.17%
S&P 500 Index	8.25%	18.59%	12.50%
S&P 500 Pure Growth Index	4.79%	14.89%	9.76%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$24,008,492
Total Number of Portfolio Holdings	94
Portfolio Turnover Rate	1,148%
Total Advisory Fees Paid	$475,321

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Pure Growth Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
‡	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments	1

S&P 500® Pure Growth Fund | Class C | RYGRX	Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings2 (as a % of Net Assets) as of 3.31.25

Texas Pacific Land Corp.	2.2%
Royal Caribbean Cruises Ltd.	2.0%
Norwegian Cruise Line Holdings Ltd.	2.0%
Fortinet, Inc.	1.9%
Carnival Corp.	1.9%
Vistra Corp.	1.9%
TKO Group Holdings, Inc.	1.8%
Palantir Technologies, Inc. — Class A	1.8%
United Airlines Holdings, Inc.	1.8%
Live Nation Entertainment, Inc.	1.8%
Top 10 Total	19.1%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-RYGRX-033125

Guggenheim Investments	2

S&P 500® Pure Growth Fund

Class H | RYAWX

Annual Shareholder Report | 3.31.25

This annual shareholder report contains important information about the S&P 500® Pure Growth Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$157	1.55%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class H shares) returned 3.18%, underperforming the fund's benchmark, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the S&P 500 Pure Growth Index, which returned 4.79% for the same period.

The fund's broad-based securities market index was changed from the S&P 500 Pure Growth Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index for the reporting period were information technology, communication services, and consumer discretionary. The sectors that detracted were industrials, materials and health care. The holdings that contributed the most to the return of the underlying index for the reporting period were Palantir Technologies, Inc. — Class A, NVIDIA Corp., and Royal Caribbean Group. Those that detracted the most were Super Micro Computer, Inc., Celanese Corp., and Advanced Micro Devices, Inc. The Fund maintained a daily correlation of over 99% to the S&P 500 Pure Growth Index for the reporting period.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 3.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class H	3.18%	13.04%	7.98%
S&P 500 Index	8.25%	18.59%	12.50%
S&P 500 Pure Growth Index	4.79%	14.89%	9.76%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$24,008,492
Total Number of Portfolio Holdings	94
Portfolio Turnover Rate	1,148%
Total Advisory Fees Paid	$475,321

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Pure Growth Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

Guggenheim Investments	1

S&P 500® Pure Growth Fund | Class H | RYAWX	Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings2 (as a % of Net Assets) as of 3.31.25

Texas Pacific Land Corp.	2.2%
Royal Caribbean Cruises Ltd.	2.0%
Norwegian Cruise Line Holdings Ltd.	2.0%
Fortinet, Inc.	1.9%
Carnival Corp.	1.9%
Vistra Corp.	1.9%
TKO Group Holdings, Inc.	1.8%
Palantir Technologies, Inc. — Class A	1.8%
United Airlines Holdings, Inc.	1.8%
Live Nation Entertainment, Inc.	1.8%
Top 10 Total	19.1%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-RYAWX-033125

Guggenheim Investments	2

S&P 500® Pure Value Fund

Class A | RYLVX

Annual Shareholder Report | 3.31.25

This annual shareholder report contains important information about the S&P 500® Pure Value Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$158	1.54%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class A shares) returned 5.45%, underperforming the fund's benchmark, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the S&P 500 Pure Value Index, which returned 7.20% for the same period.

The fund's broad-based securities market index was changed from the S&P 500 Pure Value Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index for the reporting period were financials, industrials, and communication services. Those that detracted the most were consumer staples, consumer discretionary, and materials. The holdings that contributed the most to the return of the underlying index for the reporting period were United Airlines Holdings, Inc., Synchrony Financial, and International Paper Co. Those that detracted the most were Walgreens Boots Alliance, Inc., Ford Motor Co., and Valero Energy Corp. The Fund maintained a daily correlation of over 99% to the S&P 500 Pure Value Index for the reporting period.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 3.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class A (without sales charge)	5.45%	19.17%	6.47%
Class A (with sales charge)†	0.44%	18.01%	5.95%
S&P 500 Index	8.25%	18.59%	12.50%
S&P 500 Pure Value Index	7.20%	21.39%	8.28%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$22,855,827
Total Number of Portfolio Holdings	108
Portfolio Turnover Rate	2,642%
Total Advisory Fees Paid	$142,771

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Pure Value Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments	1

S&P 500® Pure Value Fund | Class A | RYLVX	Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings2 (as a % of Net Assets) as of 3.31.25

CVS Health Corp.	3.3%
Centene Corp.	2.6%
Ford Motor Co.	2.5%
General Motors Co.	2.4%
Archer-Daniels-Midland Co.	2.1%
Bunge Global S.A.	2.1%
Mosaic Co.	2.0%
Paramount Global — Class B	1.9%
Tyson Foods, Inc. — Class A	1.9%
Valero Energy Corp.	1.9%
Top 10 Total	22.7%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-RYLVX-033125

Guggenheim Investments	2

S&P 500® Pure Value Fund

Class C | RYVVX

Annual Shareholder Report | 3.31.25

This annual shareholder report contains important information about the S&P 500® Pure Value Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$234	2.29%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class C shares) returned 4.67%, underperforming the fund's benchmark, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the S&P 500 Pure Value Index, which returned 7.20% for the same period.

The fund's broad-based securities market index was changed from the S&P 500 Pure Value Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index for the reporting period were financials, industrials, and communication services. Those that detracted the most were consumer staples, consumer discretionary, and materials. The holdings that contributed the most to the return of the underlying index for the reporting period were United Airlines Holdings, Inc., Synchrony Financial, and International Paper Co. Those that detracted the most were Walgreens Boots Alliance, Inc., Ford Motor Co., and Valero Energy Corp. The Fund maintained a daily correlation of over 99% to the S&P 500 Pure Value Index for the reporting period.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 3.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class C (without CDSC)	4.67%	18.28%	5.67%
Class C (with CDSC)‡	3.67%	18.28%	5.67%
S&P 500 Index	8.25%	18.59%	12.50%
S&P 500 Pure Value Index	7.20%	21.39%	8.28%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$22,855,827
Total Number of Portfolio Holdings	108
Portfolio Turnover Rate	2,642%
Total Advisory Fees Paid	$142,771

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Pure Value Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
‡	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments	1

S&P 500® Pure Value Fund | Class C | RYVVX	Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings2 (as a % of Net Assets) as of 3.31.25

CVS Health Corp.	3.3%
Centene Corp.	2.6%
Ford Motor Co.	2.5%
General Motors Co.	2.4%
Archer-Daniels-Midland Co.	2.1%
Bunge Global S.A.	2.1%
Mosaic Co.	2.0%
Paramount Global — Class B	1.9%
Tyson Foods, Inc. — Class A	1.9%
Valero Energy Corp.	1.9%
Top 10 Total	22.7%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-RYVVX-033125

Guggenheim Investments	2

S&P 500® Pure Value Fund

Class H | RYZAX

Annual Shareholder Report | 3.31.25

This annual shareholder report contains important information about the S&P 500® Pure Value Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$159	1.55%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class H shares) returned 5.44%, underperforming the fund's benchmark, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the S&P 500 Pure Value Index, which returned 7.20% for the same period.

The fund's broad-based securities market index was changed from the S&P 500 Pure Value Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index for the reporting period were financials, industrials, and communication services. Those that detracted the most were consumer staples, consumer discretionary, and materials. The holdings that contributed the most to the return of the underlying index for the reporting period were United Airlines Holdings, Inc., Synchrony Financial, and International Paper Co. Those that detracted the most were Walgreens Boots Alliance, Inc., Ford Motor Co., and Valero Energy Corp. The Fund maintained a daily correlation of over 99% to the S&P 500 Pure Value Index for the reporting period.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 3.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class H	5.44%	19.17%	6.47%
S&P 500 Index	8.25%	18.59%	12.50%
S&P 500 Pure Value Index	7.20%	21.39%	8.28%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$22,855,827
Total Number of Portfolio Holdings	108
Portfolio Turnover Rate	2,642%
Total Advisory Fees Paid	$142,771

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Pure Value Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

Guggenheim Investments	1

S&P 500® Pure Value Fund | Class H | RYZAX	Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings2 (as a % of Net Assets) as of 3.31.25

CVS Health Corp.	3.3%
Centene Corp.	2.6%
Ford Motor Co.	2.5%
General Motors Co.	2.4%
Archer-Daniels-Midland Co.	2.1%
Bunge Global S.A.	2.1%
Mosaic Co.	2.0%
Paramount Global — Class B	1.9%
Tyson Foods, Inc. — Class A	1.9%
Valero Energy Corp.	1.9%
Top 10 Total	22.7%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-RYZAX-033125

Guggenheim Investments	2

S&P MidCap 400® Pure Growth Fund

Class A | RYMGX

Annual Shareholder Report | 3.31.25

This annual shareholder report contains important information about the S&P MidCap 400® Pure Growth Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$143	1.54%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class A shares) returned -14.29%, underperforming the fund's benchmark, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the S&P MidCap 400 Pure Growth Index, which returned -12.93% for the same period.

The fund's broad-based securities market index was changed from the S&P MidCap 400 Pure Growth Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index for the reporting period were utilities and communication services. Those that detracted the most from the return of the underlying index were industrials, energy, and consumer staples. The holdings that contributed the most to the return of the underlying index for the reporting period were Duolingo, Inc.— Class A., CNX Resources Corp., and Lantheus Holding, Inc. Those that detracted the most were Celsius Holdings, elf Beauty, Inc., and Abercrombie & Fitch Co., Class A. The Fund maintained a daily correlation of over 99% to the S&P MidCap 400 Pure Growth Index for the reporting period.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 3.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class A (without sales charge)	-14.29%	13.47%	4.42%
Class A (with sales charge)†	-18.36%	12.37%	3.91%
S&P 500 Index	8.25%	18.59%	12.50%
S&P MidCap 400 Pure Growth Index	-12.93%	15.34%	6.05%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$25,126,725
Total Number of Portfolio Holdings	94
Portfolio Turnover Rate	716%
Total Advisory Fees Paid	$308,739

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P MidCap 400 Pure Growth Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments	1

S&P MidCap 400® Pure Growth Fund | Class A | RYMGX	Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings2 (as a % of Net Assets) as of 3.31.25

Roivant Sciences Ltd.	2.2%
Carpenter Technology Corp.	2.2%
Valaris Ltd.	2.0%
Globus Medical, Inc. — Class A	1.9%
Hims & Hers Health, Inc.	1.9%
Exelixis, Inc.	1.7%
Masimo Corp.	1.7%
RenaissanceRe Holdings Ltd.	1.7%
Halozyme Therapeutics, Inc.	1.7%
Shift4 Payments, Inc. — Class A	1.6%
Top 10 Total	18.6%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-RYMGX-033125

Guggenheim Investments	2

S&P MidCap 400® Pure Growth Fund

Class C | RYCKX

Annual Shareholder Report | 3.31.25

This annual shareholder report contains important information about the S&P MidCap 400® Pure Growth Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$211	2.28%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class C shares) returned -14.91%, underperforming the fund's benchmark, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the S&P MidCap 400 Pure Growth Index, which returned -12.93% for the same period.

The fund's broad-based securities market index was changed from the S&P MidCap 400 Pure Growth Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index for the reporting period were utilities and communication services. Those that detracted the most from the return of the underlying index were industrials, energy, and consumer staples. The holdings that contributed the most to the return of the underlying index for the reporting period were Duolingo, Inc.— Class A., CNX Resources Corp., and Lantheus Holding, Inc. Those that detracted the most were Celsius Holdings, elf Beauty, Inc., and Abercrombie & Fitch Co., Class A. The Fund maintained a daily correlation of over 99% to the S&P MidCap 400 Pure Growth Index for the reporting period.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 3.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class C (without CDSC)	-14.91%	12.62%	3.64%
Class C (with CDSC)‡	-15.62%	12.62%	3.64%
S&P 500 Index	8.25%	18.59%	12.50%
S&P MidCap 400 Pure Growth Index	-12.93%	15.34%	6.05%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$25,126,725
Total Number of Portfolio Holdings	94
Portfolio Turnover Rate	716%
Total Advisory Fees Paid	$308,739

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P MidCap 400 Pure Growth Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
‡	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments	1

S&P MidCap 400® Pure Growth Fund | Class C | RYCKX	Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings2 (as a % of Net Assets) as of 3.31.25

Roivant Sciences Ltd.	2.2%
Carpenter Technology Corp.	2.2%
Valaris Ltd.	2.0%
Globus Medical, Inc. — Class A	1.9%
Hims & Hers Health, Inc.	1.9%
Exelixis, Inc.	1.7%
Masimo Corp.	1.7%
RenaissanceRe Holdings Ltd.	1.7%
Halozyme Therapeutics, Inc.	1.7%
Shift4 Payments, Inc. — Class A	1.6%
Top 10 Total	18.6%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-RYCKX-033125

Guggenheim Investments	2

S&P MidCap 400® Pure Growth Fund

Class H | RYBHX

Annual Shareholder Report | 3.31.25

This annual shareholder report contains important information about the S&P MidCap 400® Pure Growth Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$141	1.52%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class H shares) returned -14.27%, underperforming the fund's benchmark, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the S&P MidCap 400 Pure Growth Index, which returned -12.93% for the same period.

The fund's broad-based securities market index was changed from the S&P MidCap 400 Pure Growth Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index for the reporting period were utilities and communication services. Those that detracted the most from the return of the underlying index were industrials, energy, and consumer staples. The holdings that contributed the most to the return of the underlying index for the reporting period were Duolingo, Inc.— Class A., CNX Resources Corp., and Lantheus Holding, Inc. Those that detracted the most were Celsius Holdings, elf Beauty, Inc., and Abercrombie & Fitch Co., Class A. The Fund maintained a daily correlation of over 99% to the S&P MidCap 400 Pure Growth Index for the reporting period.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 3.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class H	-14.27%	13.45%	4.42%
S&P 500 Index	8.25%	18.59%	12.50%
S&P MidCap 400 Pure Growth Index	-12.93%	15.34%	6.05%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$25,126,725
Total Number of Portfolio Holdings	94
Portfolio Turnover Rate	716%
Total Advisory Fees Paid	$308,739

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P MidCap 400 Pure Growth Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

Guggenheim Investments	1

S&P MidCap 400® Pure Growth Fund | Class H | RYBHX	Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings2 (as a % of Net Assets) as of 3.31.25

Roivant Sciences Ltd.	2.2%
Carpenter Technology Corp.	2.2%
Valaris Ltd.	2.0%
Globus Medical, Inc. — Class A	1.9%
Hims & Hers Health, Inc.	1.9%
Exelixis, Inc.	1.7%
Masimo Corp.	1.7%
RenaissanceRe Holdings Ltd.	1.7%
Halozyme Therapeutics, Inc.	1.7%
Shift4 Payments, Inc. — Class A	1.6%
Top 10 Total	18.6%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-RYBHX-033125

Guggenheim Investments	2

S&P MidCap 400® Pure Value Fund

Class A | RYMVX

Annual Shareholder Report | 3.31.25

This annual shareholder report contains important information about the S&P MidCap 400® Pure Value Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$152	1.55%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class A shares) returned -4.39%, underperforming the fund's benchmark, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the S&P MidCap 400 Pure Value Index, which returned -2.63% for the same period.

The fund's broad-based securities market index was changed from the S&P MidCap 400 Pure Value Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index for the reporting period were financials, industrials, and real estate. Those that detracted the most were consumer discretionary, energy, and materials. The holdings that contributed the most to the return of the underlying index for the reporting period were Concentrix Corp., MasTec, Inc., and Jefferies Financial Group, Inc. Those that detracted the most were PBF Energy, Inc. — Class A, Cleveland-Cliffs Inc., and Macy's, Inc. The Fund maintained a daily correlation of over 99% to the S&P MidCap 400 Pure Value Index for the reporting period.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 3.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class A (without sales charge)	-4.39%	23.96%	7.51%
Class A (with sales charge)†	-8.93%	22.76%	6.99%
S&P 500 Index	8.25%	18.59%	12.50%
S&P MidCap 400 Pure Value Index	-2.63%	26.58%	9.74%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$5,945,490
Total Number of Portfolio Holdings	87
Portfolio Turnover Rate	3,996%
Total Advisory Fees Paid	$69,074

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P MidCap 400 Pure Value Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments	1

S&P MidCap 400® Pure Value Fund | Class A | RYMVX	Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings2 (as a % of Net Assets) as of 3.31.25

Concentrix Corp.	4.6%
Goodyear Tire & Rubber Co.	3.1%
United States Steel Corp.	2.9%
HF Sinclair Corp.	2.9%
Avnet, Inc.	2.8%
Arrow Electronics, Inc.	2.5%
Lear Corp.	2.5%
ManpowerGroup, Inc.	2.3%
TD SYNNEX Corp.	2.3%
Macy's, Inc.	2.2%
Top 10 Total	28.1%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-RYMVX-033125

Guggenheim Investments	2

S&P MidCap 400® Pure Value Fund

Class C | RYMMX

Annual Shareholder Report | 3.31.25

This annual shareholder report contains important information about the S&P MidCap 400® Pure Value Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$223	2.29%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class C shares) returned -5.11%, underperforming the fund's benchmark, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the S&P MidCap 400 Pure Value Index, which returned -2.63% for the same period.

The fund's broad-based securities market index was changed from the S&P MidCap 400 Pure Value Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index for the reporting period were financials, industrials, and real estate. Those that detracted the most were consumer discretionary, energy, and materials. The holdings that contributed the most to the return of the underlying index for the reporting period were Concentrix Corp., MasTec, Inc., and Jefferies Financial Group, Inc. Those that detracted the most were PBF Energy, Inc. — Class A, Cleveland-Cliffs Inc., and Macy's, Inc. The Fund maintained a daily correlation of over 99% to the S&P MidCap 400 Pure Value Index for the reporting period.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 3.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class C (without CDSC)	-5.11%	23.04%	6.71%
Class C (with CDSC)‡	-5.99%	23.04%	6.71%
S&P 500 Index	8.25%	18.59%	12.50%
S&P MidCap 400 Pure Value Index	-2.63%	26.58%	9.74%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$5,945,490
Total Number of Portfolio Holdings	87
Portfolio Turnover Rate	3,996%
Total Advisory Fees Paid	$69,074

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P MidCap 400 Pure Value Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
‡	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments	1

S&P MidCap 400® Pure Value Fund | Class C | RYMMX	Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings2 (as a % of Net Assets) as of 3.31.25

Concentrix Corp.	4.6%
Goodyear Tire & Rubber Co.	3.1%
United States Steel Corp.	2.9%
HF Sinclair Corp.	2.9%
Avnet, Inc.	2.8%
Arrow Electronics, Inc.	2.5%
Lear Corp.	2.5%
ManpowerGroup, Inc.	2.3%
TD SYNNEX Corp.	2.3%
Macy's, Inc.	2.2%
Top 10 Total	28.1%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-RYMMX-033125

Guggenheim Investments	2

S&P MidCap 400® Pure Value Fund

Class H | RYAVX

Annual Shareholder Report | 3.31.25

This annual shareholder report contains important information about the S&P MidCap 400® Pure Value Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$153	1.56%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class H shares) returned -4.43%, underperforming the fund's benchmark, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the S&P MidCap 400 Pure Value Index, which returned -2.63% for the same period.

The fund's broad-based securities market index was changed from the S&P MidCap 400 Pure Value Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index for the reporting period were financials, industrials, and real estate. Those that detracted the most were consumer discretionary, energy, and materials. The holdings that contributed the most to the return of the underlying index for the reporting period were Concentrix Corp., MasTec, Inc., and Jefferies Financial Group, Inc. Those that detracted the most were PBF Energy, Inc. — Class A, Cleveland-Cliffs Inc., and Macy's, Inc. The Fund maintained a daily correlation of over 99% to the S&P MidCap 400 Pure Value Index for the reporting period.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 3.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class H	-4.43%	23.97%	7.51%
S&P 500 Index	8.25%	18.59%	12.50%
S&P MidCap 400 Pure Value Index	-2.63%	26.58%	9.74%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$5,945,490
Total Number of Portfolio Holdings	87
Portfolio Turnover Rate	3,996%
Total Advisory Fees Paid	$69,074

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P MidCap 400 Pure Value Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

Guggenheim Investments	1

S&P MidCap 400® Pure Value Fund | Class H | RYAVX	Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings2 (as a % of Net Assets) as of 3.31.25

Concentrix Corp.	4.6%
Goodyear Tire & Rubber Co.	3.1%
United States Steel Corp.	2.9%
HF Sinclair Corp.	2.9%
Avnet, Inc.	2.8%
Arrow Electronics, Inc.	2.5%
Lear Corp.	2.5%
ManpowerGroup, Inc.	2.3%
TD SYNNEX Corp.	2.3%
Macy's, Inc.	2.2%
Top 10 Total	28.1%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-RYAVX-033125

Guggenheim Investments	2

S&P SmallCap 600® Pure Growth Fund

Class A | RYSGX

Annual Shareholder Report | 3.31.25

This annual shareholder report contains important information about the S&P SmallCap 600® Pure Growth Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$151	1.55%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class A shares) returned -4.62%, underperforming the fund's benchmark, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the S&P SmallCap 600 Pure Growth Index, which returned -2.74% for the same period.

The fund's broad-based securities market index was changed from the S&P SmallCap 600 Pure Growth Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index for the reporting period were health care, financials and consumer staples. The sectors that detracted were energy, industrials, and information technology. The holdings that contributed the most to the return of the underlying index for the reporting period were Corcept Therapeutics, Inc., Carpenter Technology Corp., and TG Therapeutics, Inc. Those that detracted the most were Dave & Buster's Entertainment, Inc., Par Pacific Holdings, Inc., and MARA Holdings, Inc. The Fund maintained a daily correlation of over 99% to the S&P 600 Pure Growth Index for the reporting period.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 3.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class A (without sales charge)	-4.62%	12.44%	4.07%
Class A (with sales charge)†	-9.15%	11.35%	3.56%
S&P 500 Index	8.25%	18.59%	12.50%
S&P SmallCap 600 Pure Growth Index	-2.74%	14.41%	5.91%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$3,244,135
Total Number of Portfolio Holdings	135
Portfolio Turnover Rate	3,105%
Total Advisory Fees Paid	$83,093

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P SmallCap 600 Pure Growth Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments	1

S&P SmallCap 600® Pure Growth Fund | Class A | RYSGX	Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings2 (as a % of Net Assets) as of 3.31.25

Corcept Therapeutics, Inc.	2.9%
TG Therapeutics, Inc.	2.0%
Protagonist Therapeutics, Inc.	2.0%
Palomar Holdings, Inc.	1.9%
InterDigital, Inc.	1.7%
ADMA Biologics, Inc.	1.6%
DXP Enterprises, Inc.	1.6%
Krystal Biotech, Inc.	1.5%
Chefs' Warehouse, Inc.	1.5%
Adtalem Global Education, Inc.	1.4%
Top 10 Total	18.1%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-RYSGX-033125

Guggenheim Investments	2

S&P SmallCap 600® Pure Growth Fund

Class C | RYWCX

Annual Shareholder Report | 3.31.25

This annual shareholder report contains important information about the S&P SmallCap 600® Pure Growth Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$223	2.29%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class C shares) returned -5.33%, underperforming the fund's benchmark, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the S&P SmallCap 600 Pure Growth Index, which returned -2.74% for the same period.

The fund's broad-based securities market index was changed from the S&P SmallCap 600 Pure Growth Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index for the reporting period were health care, financials and consumer staples. The sectors that detracted were energy, industrials, and information technology. The holdings that contributed the most to the return of the underlying index for the reporting period were Corcept Therapeutics, Inc., Carpenter Technology Corp., and TG Therapeutics, Inc. Those that detracted the most were Dave & Buster's Entertainment, Inc., Par Pacific Holdings, Inc., and MARA Holdings, Inc. The Fund maintained a daily correlation of over 99% to the S&P 600 Pure Growth Index for the reporting period.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 3.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class C (without CDSC)	-5.33%	11.61%	3.29%
Class C (with CDSC)‡	-6.17%	11.61%	3.29%
S&P 500 Index	8.25%	18.59%	12.50%
S&P SmallCap 600 Pure Growth Index	-2.74%	14.41%	5.91%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$3,244,135
Total Number of Portfolio Holdings	135
Portfolio Turnover Rate	3,105%
Total Advisory Fees Paid	$83,093

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P SmallCap 600 Pure Growth Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
‡	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments	1

S&P SmallCap 600® Pure Growth Fund | Class C | RYWCX	Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings2 (as a % of Net Assets) as of 3.31.25

Corcept Therapeutics, Inc.	2.9%
TG Therapeutics, Inc.	2.0%
Protagonist Therapeutics, Inc.	2.0%
Palomar Holdings, Inc.	1.9%
InterDigital, Inc.	1.7%
ADMA Biologics, Inc.	1.6%
DXP Enterprises, Inc.	1.6%
Krystal Biotech, Inc.	1.5%
Chefs' Warehouse, Inc.	1.5%
Adtalem Global Education, Inc.	1.4%
Top 10 Total	18.1%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-RYWCX-033125

Guggenheim Investments	2

S&P SmallCap 600® Pure Growth Fund

Class H | RYWAX

Annual Shareholder Report | 3.31.25

This annual shareholder report contains important information about the S&P SmallCap 600® Pure Growth Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$152	1.56%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class H shares) returned -4.63%, underperforming the fund's benchmark, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the S&P SmallCap 600 Pure Growth Index, which returned -2.74% for the same period.

The fund's broad-based securities market index was changed from the S&P SmallCap 600 Pure Growth Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index for the reporting period were health care, financials and consumer staples. The sectors that detracted were energy, industrials, and information technology. The holdings that contributed the most to the return of the underlying index for the reporting period were Corcept Therapeutics, Inc., Carpenter Technology Corp., and TG Therapeutics, Inc. Those that detracted the most were Dave & Buster's Entertainment, Inc., Par Pacific Holdings, Inc., and MARA Holdings, Inc. The Fund maintained a daily correlation of over 99% to the S&P 600 Pure Growth Index for the reporting period.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 3.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class H	-4.63%	12.42%	4.06%
S&P 500 Index	8.25%	18.59%	12.50%
S&P SmallCap 600 Pure Growth Index	-2.74%	14.41%	5.91%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$3,244,135
Total Number of Portfolio Holdings	135
Portfolio Turnover Rate	3,105%
Total Advisory Fees Paid	$83,093

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P SmallCap 600 Pure Growth Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

Guggenheim Investments	1

S&P SmallCap 600® Pure Growth Fund | Class H | RYWAX	Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings2 (as a % of Net Assets) as of 3.31.25

Corcept Therapeutics, Inc.	2.9%
TG Therapeutics, Inc.	2.0%
Protagonist Therapeutics, Inc.	2.0%
Palomar Holdings, Inc.	1.9%
InterDigital, Inc.	1.7%
ADMA Biologics, Inc.	1.6%
DXP Enterprises, Inc.	1.6%
Krystal Biotech, Inc.	1.5%
Chefs' Warehouse, Inc.	1.5%
Adtalem Global Education, Inc.	1.4%
Top 10 Total	18.1%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-RYWAX-033125

Guggenheim Investments	2

S&P SmallCap 600® Pure Value Fund

Class A | RYSVX

Annual Shareholder Report | 3.31.25

This annual shareholder report contains important information about the S&P SmallCap 600® Pure Value Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$149	1.55%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class A shares) returned -8.30%, underperforming the fund's benchmark, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the S&P SmallCap 600 Pure Value Index, which returned -6.58% for the same period.

The fund's broad-based securities market index was changed from the S&P SmallCap 600 Pure Value Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index for the reporting period were financials, communication services, and consumer staples. Those that detracted the most were consumer discretionary, materials, and industrials. The holdings that contributed the most to the return of the underlying index for the reporting period were United Natural Foods, Inc., Lumen Technologies, and EchoStar Corp.—Class A. Those that detracted the most were Kohl's Corp., Xerox Holdings Corp., and ODP Corp. The Fund maintained a daily correlation of over 99% to the S&P 600 Pure Value Index for the reporting period.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 3.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class A (without sales charge)	-8.30%	22.46%	3.71%
Class A (with sales charge)†	-12.66%	21.28%	3.21%
S&P 500 Index	8.25%	18.59%	12.50%
S&P SmallCap 600 Pure Value Index	-6.58%	25.16%	5.97%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$3,463,892
Total Number of Portfolio Holdings	149
Portfolio Turnover Rate	1,587%
Total Advisory Fees Paid	$118,348

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P SmallCap 600 Pure Value Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments	1

S&P SmallCap 600® Pure Value Fund | Class A | RYSVX	Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings2 (as a % of Net Assets) as of 3.31.25

SpartanNash Co.	1.8%
World Kinect Corp.	1.7%
Titan International, Inc.	1.6%
Viasat, Inc.	1.6%
B&G Foods, Inc.	1.6%
Lincoln National Corp.	1.6%
ProAssurance Corp.	1.6%
Par Pacific Holdings, Inc.	1.5%
Dana, Inc.	1.5%
United Natural Foods, Inc.	1.4%
Top 10 Total	15.9%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-RYSVX-033125

Guggenheim Investments	2

S&P SmallCap 600® Pure Value Fund

Class C | RYYCX

Annual Shareholder Report | 3.31.25

This annual shareholder report contains important information about the S&P SmallCap 600® Pure Value Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$219	2.30%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class C shares) returned -8.99%, underperforming the fund's benchmark, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the S&P SmallCap 600 Pure Value Index, which returned -6.58% for the same period.

The fund's broad-based securities market index was changed from the S&P SmallCap 600 Pure Value Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index for the reporting period were financials, communication services, and consumer staples. Those that detracted the most were consumer discretionary, materials, and industrials. The holdings that contributed the most to the return of the underlying index for the reporting period were United Natural Foods, Inc., Lumen Technologies, and EchoStar Corp.—Class A. Those that detracted the most were Kohl's Corp., Xerox Holdings Corp., and ODP Corp. The Fund maintained a daily correlation of over 99% to the S&P 600 Pure Value Index for the reporting period.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 3.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class C (without CDSC)	-8.99%	21.57%	2.94%
Class C (with CDSC)‡	-9.90%	21.57%	2.94%
S&P 500 Index	8.25%	18.59%	12.50%
S&P SmallCap 600 Pure Value Index	-6.58%	25.16%	5.97%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$3,463,892
Total Number of Portfolio Holdings	149
Portfolio Turnover Rate	1,587%
Total Advisory Fees Paid	$118,348

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P SmallCap 600 Pure Value Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
‡	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments	1

S&P SmallCap 600® Pure Value Fund | Class C | RYYCX	Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings2 (as a % of Net Assets) as of 3.31.25

SpartanNash Co.	1.8%
World Kinect Corp.	1.7%
Titan International, Inc.	1.6%
Viasat, Inc.	1.6%
B&G Foods, Inc.	1.6%
Lincoln National Corp.	1.6%
ProAssurance Corp.	1.6%
Par Pacific Holdings, Inc.	1.5%
Dana, Inc.	1.5%
United Natural Foods, Inc.	1.4%
Top 10 Total	15.9%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-RYYCX-033125

Guggenheim Investments	2

S&P SmallCap 600® Pure Value Fund

Class H | RYAZX

Annual Shareholder Report | 3.31.25

This annual shareholder report contains important information about the S&P SmallCap 600® Pure Value Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$149	1.55%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class H shares) returned -8.31%, underperforming the fund's benchmark, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the S&P SmallCap 600 Pure Value Index, which returned -6.58% for the same period.

The fund's broad-based securities market index was changed from the S&P SmallCap 600 Pure Value Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index for the reporting period were financials, communication services, and consumer staples. Those that detracted the most were consumer discretionary, materials, and industrials. The holdings that contributed the most to the return of the underlying index for the reporting period were United Natural Foods, Inc., Lumen Technologies, and EchoStar Corp.—Class A. Those that detracted the most were Kohl's Corp., Xerox Holdings Corp., and ODP Corp. The Fund maintained a daily correlation of over 99% to the S&P 600 Pure Value Index for the reporting period.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 3.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class H	-8.31%	22.47%	3.72%
S&P 500 Index	8.25%	18.59%	12.50%
S&P SmallCap 600 Pure Value Index	-6.58%	25.16%	5.97%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$3,463,892
Total Number of Portfolio Holdings	149
Portfolio Turnover Rate	1,587%
Total Advisory Fees Paid	$118,348

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P SmallCap 600 Pure Value Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

Guggenheim Investments	1

S&P SmallCap 600® Pure Value Fund | Class H | RYAZX	Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings2 (as a % of Net Assets) as of 3.31.25

SpartanNash Co.	1.8%
World Kinect Corp.	1.7%
Titan International, Inc.	1.6%
Viasat, Inc.	1.6%
B&G Foods, Inc.	1.6%
Lincoln National Corp.	1.6%
ProAssurance Corp.	1.6%
Par Pacific Holdings, Inc.	1.5%
Dana, Inc.	1.5%
United Natural Foods, Inc.	1.4%
Top 10 Total	15.9%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-RYAZX-033125

Guggenheim Investments	2

Emerging Markets Bond Strategy Fund

Class A | RYIEX

Annual Shareholder Report | 3.31.25

This annual shareholder report contains important information about the Emerging Markets Bond Strategy Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$165	1.61%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class A shares) returned 4.38%, underperforming the fund's benchmark, the Bloomberg Emerging Markets USD Aggregate Bond Index, which returned 7.43% for the same period and underperforming the fund's secondary index, the ICE BofA BBB & Lower Sovereign USD External Debt Index, which returned 7.24% for the same period.

The fund's broad-based securities market index was changed from the ICE Bank of America BBB & Lower Sovereign USD External Debt Index to the Bloomberg Emerging Markets USD Aggregate Bond Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The credit default swap spreads of the emerging markets countries were mixed during the period, with the majority of countries experiencing modest moves. Argentina experienced notable credit default swap spread tightening throughout the year. Conversely, Nigeria, Brazil, and Colombia experienced some of the larger increases in credit default swap spreads. Additionally, the State of Qatar was removed from the credit default swap while the Republic of the Ivory Coast was added.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 3.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class A (without sales charge)	4.38%	1.00%	1.11%
Class A (with sales charge)†	-0.59%	0.02%	0.62%
Bloomberg Emerging Markets USD Aggregate Bond Index	7.43%	3.13%	3.21%
ICE BofA BBB & Lower Sovereign USD External Debt Index	7.24%	3.58%	2.88%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$389,065
Total Number of Portfolio Holdings	7
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$4,050

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Bloomberg Emerging Markets USD Aggregate Bond Index and the ICE BofA BBB & Lower Sovereign USD External Debt Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments	1

Emerging Markets Bond Strategy Fund | Class A | RYIEX	Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments. The Fund's target exposure is achieved through a combination of total return swaps, credit default swaps, and interest rate futures contracts.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-RYIEX-033125

Guggenheim Investments	2

Emerging Markets Bond Strategy Fund

Class C | RYFTX

Annual Shareholder Report | 3.31.25

This annual shareholder report contains important information about the Emerging Markets Bond Strategy Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$241	2.37%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class C shares) returned 3.58%, underperforming the fund's benchmark, the Bloomberg Emerging Markets USD Aggregate Bond Index, which returned 7.43% for the same period and underperforming the fund's secondary index, the ICE BofA BBB & Lower Sovereign USD External Debt Index, which returned 7.24% for the same period.

The fund's broad-based securities market index was changed from the ICE Bank of America BBB & Lower Sovereign USD External Debt Index to the Bloomberg Emerging Markets USD Aggregate Bond Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The credit default swap spreads of the emerging markets countries were mixed during the period, with the majority of countries experiencing modest moves. Argentina experienced notable credit default swap spread tightening throughout the year. Conversely, Nigeria, Brazil, and Colombia experienced some of the larger increases in credit default swap spreads. Additionally, the State of Qatar was removed from the credit default swap while the Republic of the Ivory Coast was added.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 3.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class C (without CDSC)	3.58%	0.25%	0.32%
Class C (with CDSC)‡	2.63%	0.25%	0.32%
Bloomberg Emerging Markets USD Aggregate Bond Index	7.43%	3.13%	3.21%
ICE BofA BBB & Lower Sovereign USD External Debt Index	7.24%	3.58%	2.88%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$389,065
Total Number of Portfolio Holdings	7
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$4,050

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Bloomberg Emerging Markets USD Aggregate Bond Index and the ICE BofA BBB & Lower Sovereign USD External Debt Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
‡	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments	1

Emerging Markets Bond Strategy Fund | Class C | RYFTX	Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments. The Fund's target exposure is achieved through a combination of total return swaps, credit default swaps, and interest rate futures contracts.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-RYFTX-033125

Guggenheim Investments	2

Emerging Markets Bond Strategy Fund

Class H | RYGTX

Annual Shareholder Report | 3.31.25

This annual shareholder report contains important information about the Emerging Markets Bond Strategy Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$164	1.60%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class H shares) returned 4.39%, underperforming the fund's benchmark, the Bloomberg Emerging Markets USD Aggregate Bond Index, which returned 7.43% for the same period and underperforming the fund's secondary index, the ICE BofA BBB & Lower Sovereign USD External Debt Index, which returned 7.24% for the same period.

The fund's broad-based securities market index was changed from the ICE Bank of America BBB & Lower Sovereign USD External Debt Index to the Bloomberg Emerging Markets USD Aggregate Bond Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The credit default swap spreads of the emerging markets countries were mixed during the period, with the majority of countries experiencing modest moves. Argentina experienced notable credit default swap spread tightening throughout the year. Conversely, Nigeria, Brazil, and Colombia experienced some of the larger increases in credit default swap spreads. Additionally, the State of Qatar was removed from the credit default swap while the Republic of the Ivory Coast was added.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 3.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class H	4.39%	1.03%	1.11%
Bloomberg Emerging Markets USD Aggregate Bond Index	7.43%	3.13%	3.21%
ICE BofA BBB & Lower Sovereign USD External Debt Index	7.24%	3.58%	2.88%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$389,065
Total Number of Portfolio Holdings	7
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$4,050

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Bloomberg Emerging Markets USD Aggregate Bond Index and the ICE BofA BBB & Lower Sovereign USD External Debt Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

Guggenheim Investments	1

Emerging Markets Bond Strategy Fund | Class H | RYGTX	Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments. The Fund's target exposure is achieved through a combination of total return swaps, credit default swaps, and interest rate futures contracts.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-RYGTX-033125

Guggenheim Investments	2

Government Long Bond 1.2x Strategy Fund

Investor Class | RYGBX

Annual Shareholder Report | 3.31.25

This annual shareholder report contains important information about the Government Long Bond 1.2x Strategy Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Investor Class	$99	1.00%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Investor Class shares) returned -2.94%, underperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 4.88% for the same period and underperforming the fund's secondary index, the Bloomberg U.S. Treasury Bellwethers 30 Year Total Return Index, which returned -0.11% for the same period.

The fund's broad-based securities market index was changed from the Bloomberg U.S. Treasury Bellwethers 30 Year Total Return Index to the Bloomberg U.S. Aggregate Bond Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

Yields of long-term Treasury bond prices rose slightly. The market exhibited volatility throughout the year in response to economic data and shifts in expectations regarding Federal Reserve policy decisions. Yields began to decline from their 2024 April levels, which were among the highest of the year, as weaker inflation reports spurred hopes for rate cuts to move up on the calendar. Long-term treasury yields briefly dropped below 4% in late September before rising steadily through year end. The first quarter of 2025 saw the implementation of significant cost cutting measures by the government along with tariffs on our largest and closest trading partners. Uncertainty about the long-term economic impacts of such changes have increased expectations for the Fed to cut rates more aggressively throughout the remainder of 2025.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 3.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Investor Class	-2.94%	-13.97%	-3.65%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%
Bloomberg U.S. Treasury Bellwethers 30 Year Total Return Index	-0.11%	-10.12%	-1.63%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$83,770,846
Total Number of Portfolio Holdings	7
Portfolio Turnover Rate	1,616%
Total Advisory Fees Paid	$108,637

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index and the Bloomberg U.S. Treasury Bellwethers 30 Year Total Return Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

Guggenheim Investments	1

Government Long Bond 1.2x Strategy Fund | Investor Class | RYGBX	Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25
Largest Holdings2 (as a % of Net Assets) as of 3.31.25

U.S. Treasury Bonds	85.3%
Guggenheim Ultra Short Duration Fund — Institutional Class	0.6%
Guggenheim Strategy Fund II	0.6%
Total	86.5%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since March 31, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by August 1, 2025 at GuggenheimInvestments.com/services/prospectuses-and-reports or, by calling 800 820 0888.

Effective February 24, 2025, the fund executed a one-for-five reverse split of its issued and outstanding shares. There was no difference in the aggregate value of assets as a result of this reverse split, and the increase in the net asset value of the fund was not considered a taxable event. Please refer to a tax consultant for information regarding taxes.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-RYGBX-033125

Guggenheim Investments	2

Government Long Bond 1.2x Strategy Fund

Class A | RYABX

Annual Shareholder Report | 3.31.25

This annual shareholder report contains important information about the Government Long Bond 1.2x Strategy Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$122	1.24%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class A shares) returned -3.14%, underperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 4.88% for the same period and underperforming the fund's secondary index, the Bloomberg U.S. Treasury Bellwethers 30 Year Total Return Index, which returned -0.11% for the same period.

The fund's broad-based securities market index was changed from the Bloomberg U.S. Treasury Bellwethers 30 Year Total Return Index to the Bloomberg U.S. Aggregate Bond Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

Yields of long-term Treasury bond prices rose slightly. The market exhibited volatility throughout the year in response to economic data and shifts in expectations regarding Federal Reserve policy decisions. Yields began to decline from their 2024 April levels, which were among the highest of the year, as weaker inflation reports spurred hopes for rate cuts to move up on the calendar. Long-term treasury yields briefly dropped below 4% in late September before rising steadily through year end. The first quarter of 2025 saw the implementation of significant cost cutting measures by the government along with tariffs on our largest and closest trading partners. Uncertainty about the long-term economic impacts of such changes have increased expectations for the Fed to cut rates more aggressively throughout the remainder of 2025.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 3.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class A (without sales charge)	-3.14%	-14.22%	-3.90%
Class A (with sales charge)†	-7.74%	-15.05%	-4.37%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%
Bloomberg U.S. Treasury Bellwethers 30 Year Total Return Index	-0.11%	-10.12%	-1.63%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$83,770,846
Total Number of Portfolio Holdings	7
Portfolio Turnover Rate	1,616%
Total Advisory Fees Paid	$108,637

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index and the Bloomberg U.S. Treasury Bellwethers 30 Year Total Return Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments	1

Government Long Bond 1.2x Strategy Fund | Class A | RYABX	Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25
Largest Holdings2 (as a % of Net Assets) as of 3.31.25

U.S. Treasury Bonds	85.3%
Guggenheim Ultra Short Duration Fund — Institutional Class	0.6%
Guggenheim Strategy Fund II	0.6%
Total	86.5%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since March 31, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by August 1, 2025 at GuggenheimInvestments.com/services/prospectuses-and-reports or, by calling 800 820 0888.

Effective February 24, 2025, the fund executed a one-for-five reverse split of its issued and outstanding shares. There was no difference in the aggregate value of assets as a result of this reverse split, and the increase in the net asset value of the fund was not considered a taxable event. Please refer to a tax consultant for information regarding taxes.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-RYABX-033125

Guggenheim Investments	2

Government Long Bond 1.2x Strategy Fund

Class C | RYCGX

Annual Shareholder Report | 3.31.25

This annual shareholder report contains important information about the Government Long Bond 1.2x Strategy Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$196	2.00%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class C shares) returned -3.89%, underperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 4.88% for the same period and underperforming the fund's secondary index, the Bloomberg U.S. Treasury Bellwethers 30 Year Total Return Index, which returned -0.11% for the same period.

The fund's broad-based securities market index was changed from the Bloomberg U.S. Treasury Bellwethers 30 Year Total Return Index to the Bloomberg U.S. Aggregate Bond Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

Yields of long-term Treasury bond prices rose slightly. The market exhibited volatility throughout the year in response to economic data and shifts in expectations regarding Federal Reserve policy decisions. Yields began to decline from their 2024 April levels, which were among the highest of the year, as weaker inflation reports spurred hopes for rate cuts to move up on the calendar. Long-term treasury yields briefly dropped below 4% in late September before rising steadily through year end. The first quarter of 2025 saw the implementation of significant cost cutting measures by the government along with tariffs on our largest and closest trading partners. Uncertainty about the long-term economic impacts of such changes have increased expectations for the Fed to cut rates more aggressively throughout the remainder of 2025.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 3.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class C (without CDSC)	-3.89%	-14.87%	-4.62%
Class C (with CDSC)‡	-4.82%	-14.87%	-4.62%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%
Bloomberg U.S. Treasury Bellwethers 30 Year Total Return Index	-0.11%	-10.12%	-1.63%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$83,770,846
Total Number of Portfolio Holdings	7
Portfolio Turnover Rate	1,616%
Total Advisory Fees Paid	$108,637

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index and the Bloomberg U.S. Treasury Bellwethers 30 Year Total Return Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
‡	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments	1

Government Long Bond 1.2x Strategy Fund | Class C | RYCGX	Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25
Largest Holdings2 (as a % of Net Assets) as of 3.31.25

U.S. Treasury Bonds	85.3%
Guggenheim Ultra Short Duration Fund — Institutional Class	0.6%
Guggenheim Strategy Fund II	0.6%
Total	86.5%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since March 31, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by August 1, 2025 at GuggenheimInvestments.com/services/prospectuses-and-reports or, by calling 800 820 0888.

Effective February 24, 2025, the fund executed a one-for-five reverse split of its issued and outstanding shares. There was no difference in the aggregate value of assets as a result of this reverse split, and the increase in the net asset value of the fund was not considered a taxable event. Please refer to a tax consultant for information regarding taxes.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-RYCGX-033125

Guggenheim Investments	2

Government Long Bond 1.2x Strategy Fund

Class H | RYHBX

Annual Shareholder Report | 3.31.25

This annual shareholder report contains important information about the Government Long Bond 1.2x Strategy Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$123	1.25%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class H shares) returned -3.18%, underperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 4.88% for the same period and underperforming the fund's secondary index, the Bloomberg U.S. Treasury Bellwethers 30 Year Total Return Index, which returned -0.11% for the same period.

The fund's broad-based securities market index was changed from the Bloomberg U.S. Treasury Bellwethers 30 Year Total Return Index to the Bloomberg U.S. Aggregate Bond Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

Yields of long-term Treasury bond prices rose slightly. The market exhibited volatility throughout the year in response to economic data and shifts in expectations regarding Federal Reserve policy decisions. Yields began to decline from their 2024 April levels, which were among the highest of the year, as weaker inflation reports spurred hopes for rate cuts to move up on the calendar. Long-term treasury yields briefly dropped below 4% in late September before rising steadily through year end. The first quarter of 2025 saw the implementation of significant cost cutting measures by the government along with tariffs on our largest and closest trading partners. Uncertainty about the long-term economic impacts of such changes have increased expectations for the Fed to cut rates more aggressively throughout the remainder of 2025.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 3.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class H	-3.18%	-14.19%	-3.87%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%
Bloomberg U.S. Treasury Bellwethers 30 Year Total Return Index	-0.11%	-10.12%	-1.63%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$83,770,846
Total Number of Portfolio Holdings	7
Portfolio Turnover Rate	1,616%
Total Advisory Fees Paid	$108,637

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index and the Bloomberg U.S. Treasury Bellwethers 30 Year Total Return Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

Guggenheim Investments	1

Government Long Bond 1.2x Strategy Fund | Class H | RYHBX	Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25
Largest Holdings2 (as a % of Net Assets) as of 3.31.25

U.S. Treasury Bonds	85.3%
Guggenheim Ultra Short Duration Fund — Institutional Class	0.6%
Guggenheim Strategy Fund II	0.6%
Total	86.5%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since March 31, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by August 1, 2025 at GuggenheimInvestments.com/services/prospectuses-and-reports or, by calling 800 820 0888.

Effective February 24, 2025, the fund executed a one-for-five reverse split of its issued and outstanding shares. There was no difference in the aggregate value of assets as a result of this reverse split, and the increase in the net asset value of the fund was not considered a taxable event. Please refer to a tax consultant for information regarding taxes.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-RYHBX-033125

Guggenheim Investments	2

Inverse Government Long Bond Strategy Fund

Investor Class | RYJUX

Annual Shareholder Report | 3.31.25

This annual shareholder report contains important information about the Inverse Government Long Bond Strategy Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Investor Class	$514	4.95%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Investor Class shares) returned 7.82%, outperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 4.88% for the same period and outperforming the fund's secondary index, the Bloomberg U.S. Treasury Bellwethers 30 Year Total Return Index, which returned -0.11% for the same period.

The fund's broad-based securities market index was changed from the Bloomberg U.S. Treasury Bellwethers 30 Year Total Return Index to the Bloomberg U.S. Aggregate Bond Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

Yields of long-term Treasury bond prices rose slightly. The market exhibited volatility throughout the year in response to economic data and shifts in expectations regarding Federal Reserve policy decisions. Yields began to decline from their 2024 April levels, which were among the highest of the year, as weaker inflation reports spurred hopes for rate cuts to move up on the calendar. Long-term treasury yields briefly dropped below 4% in late September before rising steadily through year end. The first quarter of 2025 saw the implementation of significant cost cutting measures by the government along with tariffs on our largest and closest trading partners. Uncertainty about the long-term economic impacts of such changes have increased expectations for the Fed to cut rates more aggressively throughout the remainder of 2025.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 3.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Investor Class	7.82%	12.96%	1.65%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%
Bloomberg U.S. Treasury Bellwethers 30 Year Total Return Index	-0.11%	-10.12%	-1.63%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$16,311,997
Total Number of Portfolio Holdings	12
Portfolio Turnover Rate	643%
Total Advisory Fees Paid	$134,549

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index and the Bloomberg U.S. Treasury Bellwethers 30 Year Total Return Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

Guggenheim Investments	1

Inverse Government Long Bond Strategy Fund | Investor Class | RYJUX	Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25
Largest Holdings2 (as a % of Net Assets) as of 3.31.25

Guggenheim Strategy Fund II	21.0%
Guggenheim Ultra Short Duration Fund — Institutional Class	20.1%
Total	41.1%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-RYJUX-033125

Guggenheim Investments	2

Inverse Government Long Bond Strategy Fund

Class A | RYAQX

Annual Shareholder Report | 3.31.25

This annual shareholder report contains important information about the Inverse Government Long Bond Strategy Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$538	5.18%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class A shares) returned 7.56%, outperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 4.88% for the same period and outperforming the fund's secondary index, the Bloomberg U.S. Treasury Bellwethers 30 Year Total Return Index, which returned -0.11% for the same period.

The fund's broad-based securities market index was changed from the Bloomberg U.S. Treasury Bellwethers 30 Year Total Return Index to the Bloomberg U.S. Aggregate Bond Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

Yields of long-term Treasury bond prices rose slightly. The market exhibited volatility throughout the year in response to economic data and shifts in expectations regarding Federal Reserve policy decisions. Yields began to decline from their 2024 April levels, which were among the highest of the year, as weaker inflation reports spurred hopes for rate cuts to move up on the calendar. Long-term treasury yields briefly dropped below 4% in late September before rising steadily through year end. The first quarter of 2025 saw the implementation of significant cost cutting measures by the government along with tariffs on our largest and closest trading partners. Uncertainty about the long-term economic impacts of such changes have increased expectations for the Fed to cut rates more aggressively throughout the remainder of 2025.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 3.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class A (without sales charge)	7.56%	12.68%	1.40%
Class A (with sales charge)†	2.45%	11.59%	0.91%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%
Bloomberg U.S. Treasury Bellwethers 30 Year Total Return Index	-0.11%	-10.12%	-1.63%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$16,311,997
Total Number of Portfolio Holdings	12
Portfolio Turnover Rate	643%
Total Advisory Fees Paid	$134,549

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index and the Bloomberg U.S. Treasury Bellwethers 30 Year Total Return Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments	1

Inverse Government Long Bond Strategy Fund | Class A | RYAQX	Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25
Largest Holdings2 (as a % of Net Assets) as of 3.31.25

Guggenheim Strategy Fund II	21.0%
Guggenheim Ultra Short Duration Fund — Institutional Class	20.1%
Total	41.1%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-RYAQX-033125

Guggenheim Investments	2

Inverse Government Long Bond Strategy Fund

Class C | RYJCX

Annual Shareholder Report | 3.31.25

This annual shareholder report contains important information about the Inverse Government Long Bond Strategy Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$613	5.93%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class C shares) returned 6.75%, outperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 4.88% for the same period and outperforming the fund's secondary index, the Bloomberg U.S. Treasury Bellwethers 30 Year Total Return Index, which returned -0.11% for the same period.

The fund's broad-based securities market index was changed from the Bloomberg U.S. Treasury Bellwethers 30 Year Total Return Index to the Bloomberg U.S. Aggregate Bond Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

Yields of long-term Treasury bond prices rose slightly. The market exhibited volatility throughout the year in response to economic data and shifts in expectations regarding Federal Reserve policy decisions. Yields began to decline from their 2024 April levels, which were among the highest of the year, as weaker inflation reports spurred hopes for rate cuts to move up on the calendar. Long-term treasury yields briefly dropped below 4% in late September before rising steadily through year end. The first quarter of 2025 saw the implementation of significant cost cutting measures by the government along with tariffs on our largest and closest trading partners. Uncertainty about the long-term economic impacts of such changes have increased expectations for the Fed to cut rates more aggressively throughout the remainder of 2025.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 3.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class C (without CDSC)	6.75%	11.84%	0.64%
Class C (with CDSC)‡	5.79%	11.84%	0.64%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%
Bloomberg U.S. Treasury Bellwethers 30 Year Total Return Index	-0.11%	-10.12%	-1.63%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$16,311,997
Total Number of Portfolio Holdings	12
Portfolio Turnover Rate	643%
Total Advisory Fees Paid	$134,549

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index and the Bloomberg U.S. Treasury Bellwethers 30 Year Total Return Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
‡	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments	1

Inverse Government Long Bond Strategy Fund | Class C | RYJCX	Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25
Largest Holdings2 (as a % of Net Assets) as of 3.31.25

Guggenheim Strategy Fund II	21.0%
Guggenheim Ultra Short Duration Fund — Institutional Class	20.1%
Total	41.1%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-RYJCX-033125

Guggenheim Investments	2

Inverse Government Long Bond Strategy Fund

Class H | RYHJX

Annual Shareholder Report | 3.31.25

This annual shareholder report contains important information about the Inverse Government Long Bond Strategy Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$539	5.19%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class H shares) returned 7.56%, outperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 4.88% for the same period and outperforming the fund's secondary index, the Bloomberg U.S. Treasury Bellwethers 30 Year Total Return Index, which returned -0.11% for the same period.

The fund's broad-based securities market index was changed from the Bloomberg U.S. Treasury Bellwethers 30 Year Total Return Index to the Bloomberg U.S. Aggregate Bond Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

Yields of long-term Treasury bond prices rose slightly. The market exhibited volatility throughout the year in response to economic data and shifts in expectations regarding Federal Reserve policy decisions. Yields began to decline from their 2024 April levels, which were among the highest of the year, as weaker inflation reports spurred hopes for rate cuts to move up on the calendar. Long-term treasury yields briefly dropped below 4% in late September before rising steadily through year end. The first quarter of 2025 saw the implementation of significant cost cutting measures by the government along with tariffs on our largest and closest trading partners. Uncertainty about the long-term economic impacts of such changes have increased expectations for the Fed to cut rates more aggressively throughout the remainder of 2025.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 3.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class H	7.56%	12.73%	1.44%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%
Bloomberg U.S. Treasury Bellwethers 30 Year Total Return Index	-0.11%	-10.12%	-1.63%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$16,311,997
Total Number of Portfolio Holdings	12
Portfolio Turnover Rate	643%
Total Advisory Fees Paid	$134,549

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index and the Bloomberg U.S. Treasury Bellwethers 30 Year Total Return Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

Guggenheim Investments	1

Inverse Government Long Bond Strategy Fund | Class H | RYHJX	Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25
Largest Holdings2 (as a % of Net Assets) as of 3.31.25

Guggenheim Strategy Fund II	21.0%
Guggenheim Ultra Short Duration Fund — Institutional Class	20.1%
Total	41.1%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-RYHJX-033125

Guggenheim Investments	2

High Yield Strategy Fund

Class A | RYHDX

Annual Shareholder Report | 3.31.25

This annual shareholder report contains important information about the High Yield Strategy Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$158	1.53%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class A shares) returned 6.41%, outperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 4.88% for the same period and underperforming the fund's secondary index, the Bloomberg U.S. Corporate High Yield Index, which returned 7.69% for the same period.

The fund's broad-based securities market index was changed from the Bloomberg U.S. Corporate High Yield Index to the Bloomberg U.S. Aggregate Bond Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

High yield securities continued to generate positive returns for the reporting period. Over the period risk-assets produced strong returns as robust economic data and multiple rate cuts provided ongoing support for returns. All sectors contributed positively to the Bloomberg U.S. Corporate High Yield Index (the "Index") with notable positive contribution from communications and consumer discretionary. On the ratings side, BB-rated holdings led contribution to the index returns.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 3.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class A (without sales charge)	6.41%	4.41%	3.48%
Class A (with sales charge)†	1.35%	3.40%	2.98%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%
Bloomberg U.S. Corporate High Yield Index	7.69%	7.29%	5.01%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$27,871,471
Total Number of Portfolio Holdings	18
Portfolio Turnover Rate	–%
Total Advisory Fees Paid	$253,680

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index and the Bloomberg U.S. Corporate High Yield Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments	1

High Yield Strategy Fund | Class A | RYHDX	Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25
Largest Holdings2 (as a % of Net Assets) as of 3.31.25

Guggenheim Strategy Fund III	7.1%
Guggenheim Ultra Short Duration Fund — Institutional Class	4.8%
Guggenheim Strategy Fund II	4.8%
Total	16.7%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. The Fund's target exposure is achieved through a combination of total return swaps, credit default swaps, and interest rate futures contracts.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-RYHDX-033125

Guggenheim Investments	2

High Yield Strategy Fund

Class C | RYHHX

Annual Shareholder Report | 3.31.25

This annual shareholder report contains important information about the High Yield Strategy Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$234	2.28%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class C shares) returned 5.62%, outperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 4.88% for the same period and underperforming the fund's secondary index, the Bloomberg U.S. Corporate High Yield Index, which returned 7.69% for the same period.

The fund's broad-based securities market index was changed from the Bloomberg U.S. Corporate High Yield Index to the Bloomberg U.S. Aggregate Bond Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

High yield securities continued to generate positive returns for the reporting period. Over the period risk-assets produced strong returns as robust economic data and multiple rate cuts provided ongoing support for returns. All sectors contributed positively to the Bloomberg U.S. Corporate High Yield Index (the "Index") with notable positive contribution from communications and consumer discretionary. On the ratings side, BB-rated holdings led contribution to the index returns.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 3.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class C (without CDSC)	5.62%	3.64%	2.69%
Class C (with CDSC)‡	4.65%	3.64%	2.69%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%
Bloomberg U.S. Corporate High Yield Index	7.69%	7.29%	5.01%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$27,871,471
Total Number of Portfolio Holdings	18
Portfolio Turnover Rate	–%
Total Advisory Fees Paid	$253,680

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index and the Bloomberg U.S. Corporate High Yield Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
‡	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments	1

High Yield Strategy Fund | Class C | RYHHX	Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25
Largest Holdings2 (as a % of Net Assets) as of 3.31.25

Guggenheim Strategy Fund III	7.1%
Guggenheim Ultra Short Duration Fund — Institutional Class	4.8%
Guggenheim Strategy Fund II	4.8%
Total	16.7%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. The Fund's target exposure is achieved through a combination of total return swaps, credit default swaps, and interest rate futures contracts.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-RYHHX-033125

Guggenheim Investments	2

High Yield Strategy Fund

Class H | RYHGX

Annual Shareholder Report | 3.31.25

This annual shareholder report contains important information about the High Yield Strategy Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$158	1.53%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class H shares) returned 6.41%, outperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 4.88% for the same period and underperforming the fund's secondary index, the Bloomberg U.S. Corporate High Yield Index, which returned 7.69% for the same period.

The fund's broad-based securities market index was changed from the Bloomberg U.S. Corporate High Yield Index to the Bloomberg U.S. Aggregate Bond Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

High yield securities continued to generate positive returns for the reporting period. Over the period risk-assets produced strong returns as robust economic data and multiple rate cuts provided ongoing support for returns. All sectors contributed positively to the Bloomberg U.S. Corporate High Yield Index (the "Index") with notable positive contribution from communications and consumer discretionary. On the ratings side, BB-rated holdings led contribution to the index returns.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 3.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class H	6.41%	4.43%	3.45%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%
Bloomberg U.S. Corporate High Yield Index	7.69%	7.29%	5.01%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$27,871,471
Total Number of Portfolio Holdings	18
Portfolio Turnover Rate	–%
Total Advisory Fees Paid	$253,680

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index and the Bloomberg U.S. Corporate High Yield Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

Guggenheim Investments	1

High Yield Strategy Fund | Class H | RYHGX	Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25
Largest Holdings2 (as a % of Net Assets) as of 3.31.25

Guggenheim Strategy Fund III	7.1%
Guggenheim Ultra Short Duration Fund — Institutional Class	4.8%
Guggenheim Strategy Fund II	4.8%
Total	16.7%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. The Fund's target exposure is achieved through a combination of total return swaps, credit default swaps, and interest rate futures contracts.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-RYHGX-033125

Guggenheim Investments	2

Inverse High Yield Strategy Fund

Class A | RYILX

Annual Shareholder Report | 3.31.25

This annual shareholder report contains important information about the Inverse High Yield Strategy Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$148	1.48%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class A shares) returned 0.52%, underperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 4.88% for the same period and underperforming the fund's secondary index, the Bloomberg U.S. Corporate High Yield Index, which returned 7.69% for the same period.

The fund's broad-based securities market index was changed from the Bloomberg U.S. Corporate High Yield Index to the Bloomberg U.S. Aggregate Bond Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

High yield securities continued to generate positive returns for the reporting period. Over the period risk-assets produced strong returns as robust economic data and multiple rate cuts provided ongoing support for returns. All sectors contributed positively to the Bloomberg U.S. Corporate High Yield Index (the "Index") with notable positive contribution from communications and consumer discretionary. On the ratings side, BB-rated holdings led contribution to the index returns.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 3.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class A (without sales charge)	0.52%	-2.81%	-3.52%
Class A (with sales charge)†	-4.24%	-3.75%	-3.98%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%
Bloomberg U.S. Corporate High Yield Index	7.69%	7.29%	5.01%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$3,881,320
Total Number of Portfolio Holdings	7
Portfolio Turnover Rate	–%
Total Advisory Fees Paid	$33,262

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index and the Bloomberg U.S. Corporate High Yield Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments	1

Inverse High Yield Strategy Fund | Class A | RYILX	Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25
Largest Holdings2 (as a % of Net Assets) as of 3.31.25

Guggenheim Strategy Fund II	5.9%
Guggenheim Ultra Short Duration Fund — Institutional Class	5.8%
Total	11.7%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. The Fund's target exposure is achieved through a combination of credit default swaps and interest rate futures contracts.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-RYILX-033125

Guggenheim Investments	2

Inverse High Yield Strategy Fund

Class C | RYIYX

Annual Shareholder Report | 3.31.25

This annual shareholder report contains important information about the Inverse High Yield Strategy Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$225	2.25%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class C shares) returned -0.21%, underperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 4.88% for the same period and underperforming the fund's secondary index, the Bloomberg U.S. Corporate High Yield Index, which returned 7.69% for the same period.

The fund's broad-based securities market index was changed from the Bloomberg U.S. Corporate High Yield Index to the Bloomberg U.S. Aggregate Bond Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

High yield securities continued to generate positive returns for the reporting period. Over the period risk-assets produced strong returns as robust economic data and multiple rate cuts provided ongoing support for returns. All sectors contributed positively to the Bloomberg U.S. Corporate High Yield Index (the "Index") with notable positive contribution from communications and consumer discretionary. On the ratings side, BB-rated holdings led contribution to the index returns.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 3.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class C (without CDSC)	-0.21%	-3.53%	-4.28%
Class C (with CDSC)‡	-1.21%	-3.53%	-4.28%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%
Bloomberg U.S. Corporate High Yield Index	7.69%	7.29%	5.01%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$3,881,320
Total Number of Portfolio Holdings	7
Portfolio Turnover Rate	–%
Total Advisory Fees Paid	$33,262

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index and the Bloomberg U.S. Corporate High Yield Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
‡	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments	1

Inverse High Yield Strategy Fund | Class C | RYIYX	Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25
Largest Holdings2 (as a % of Net Assets) as of 3.31.25

Guggenheim Strategy Fund II	5.9%
Guggenheim Ultra Short Duration Fund — Institutional Class	5.8%
Total	11.7%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. The Fund's target exposure is achieved through a combination of credit default swaps and interest rate futures contracts.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-RYIYX-033125

Guggenheim Investments	2

Inverse High Yield Strategy Fund

Class H | RYIHX

Annual Shareholder Report | 3.31.25

This annual shareholder report contains important information about the Inverse High Yield Strategy Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$150	1.50%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class H shares) returned 0.40%, underperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 4.88% for the same period and underperforming the fund's secondary index, the Bloomberg U.S. Corporate High Yield Index, which returned 7.69% for the same period.

The fund's broad-based securities market index was changed from the Bloomberg U.S. Corporate High Yield Index to the Bloomberg U.S. Aggregate Bond Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

High yield securities continued to generate positive returns for the reporting period. Over the period risk-assets produced strong returns as robust economic data and multiple rate cuts provided ongoing support for returns. All sectors contributed positively to the Bloomberg U.S. Corporate High Yield Index (the "Index") with notable positive contribution from communications and consumer discretionary. On the ratings side, BB-rated holdings led contribution to the index returns.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 3.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class H	0.40%	-2.82%	-3.43%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%
Bloomberg U.S. Corporate High Yield Index	7.69%	7.29%	5.01%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$3,881,320
Total Number of Portfolio Holdings	7
Portfolio Turnover Rate	–%
Total Advisory Fees Paid	$33,262

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index and the Bloomberg U.S. Corporate High Yield Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

Guggenheim Investments	1

Inverse High Yield Strategy Fund | Class H | RYIHX	Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25
Largest Holdings2 (as a % of Net Assets) as of 3.31.25

Guggenheim Strategy Fund II	5.9%
Guggenheim Ultra Short Duration Fund — Institutional Class	5.8%
Total	11.7%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. The Fund's target exposure is achieved through a combination of credit default swaps and interest rate futures contracts.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-RYIHX-033125

Guggenheim Investments	2

Emerging Markets 2x Strategy Fund

Class A | RYWTX

Annual Shareholder Report | 3.31.25

This annual shareholder report contains important information about the Emerging Markets 2x Strategy Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$198	1.79%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class A shares) returned 20.96%, outperforming the fund's broad-based securities market index, the MSCI World ex US Index, which returned 2.74% for the same period and outperforming the fund's secondary index, the S&P Emerging 50 ADR Index, which returned 17.60% for the same period.

The fund's broad-based securities market index was changed from the S&P Emerging 50 ADR Index to the MSCI World ex US Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index for the reporting period were broadline retail, semiconductors & semiconductor equipment, and banks. Those that detracted the most were diversified consumer services, beverages, and metals & mining. The holdings that contributed the most to the return of the underlying index were Alibaba Group Holding Ltd. ADR, Taiwan Semiconductor Manufacturing Company, Ltd. ADR, and JD.com ADR. Those that detracted the most were New Oriental Education & Technology Group, Inc. ADR, Fomento Económico Mexicano SAB de CV ADR, and POSCO Holdings, Inc. ADR. The Fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the S&P Emerging Markets 50 ADR Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 3.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class A (without sales charge)	20.96%	9.49%	1.64%
Class A (with sales charge)†	15.21%	8.42%	1.14%
MSCI World ex US Index	2.74%	9.41%	2.78%
S&P Emerging 50 ADR Index	17.60%	11.07%	6.06%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$6,499,710
Total Number of Portfolio Holdings	55
Portfolio Turnover Rate	925%
Total Advisory Fees Paid	$29,663

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The MSCI World ex US Index and the S&P Emerging 50 ADR Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments	1

Emerging Markets 2x Strategy Fund | Class A | RYWTX	Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25
Country Diversification3 (% of Total Investments) as of 3.31.25
Geographic Region	% of Net Assets
United States	54.7%
Taiwan, Province of China	10.0%
Cayman Islands	9.9%
India	8.0%
China	7.7%
Brazil	5.3%
Republic of Korea	1.7%
Other	2.7%
Total Investments	100.0%
10 Largest Holdings2 (as a % of Net Assets) as of 3.31.25

Taiwan Semiconductor Manufacturing Company Ltd. ADR	9.0%
Alibaba Group Holding Ltd. ADR	7.3%
HDFC Bank Ltd. ADR	3.4%
ICICI Bank Ltd. ADR	2.4%
Infosys Ltd. ADR	2.1%
PDD Holdings, Inc. ADR	2.0%
JD.com, Inc. ADR	1.9%
NetEase, Inc. ADR	1.2%
Vale S.A. ADR	1.2%
Trip.com Group Ltd. ADR	1.1%
Top 10 Total	31.6%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.
[3]	Country Diversification (% of Total Investments) includes temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-RYWTX-033125

Guggenheim Investments	2

Emerging Markets 2x Strategy Fund

Class C | RYWUX

Annual Shareholder Report | 3.31.25

This annual shareholder report contains important information about the Emerging Markets 2x Strategy Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$279	2.54%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class C shares) returned 20.05%, outperforming the fund's broad-based securities market index, the MSCI World ex US Index, which returned 2.74% for the same period and outperforming the fund's secondary index, the S&P Emerging 50 ADR Index, which returned 17.60% for the same period.

The fund's broad-based securities market index was changed from the S&P Emerging 50 ADR Index to the MSCI World ex US Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index for the reporting period were broadline retail, semiconductors & semiconductor equipment, and banks. Those that detracted the most were diversified consumer services, beverages, and metals & mining. The holdings that contributed the most to the return of the underlying index were Alibaba Group Holding Ltd. ADR, Taiwan Semiconductor Manufacturing Company, Ltd. ADR, and JD.com ADR. Those that detracted the most were New Oriental Education & Technology Group, Inc. ADR, Fomento Económico Mexicano SAB de CV ADR, and POSCO Holdings, Inc. ADR. The Fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the S&P Emerging Markets 50 ADR Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 3.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class C (without CDSC)	20.05%	8.64%	0.86%
Class C (with CDSC)‡	19.05%	8.64%	0.86%
MSCI World ex US Index	2.74%	9.41%	2.78%
S&P Emerging 50 ADR Index	17.60%	11.07%	6.06%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$6,499,710
Total Number of Portfolio Holdings	55
Portfolio Turnover Rate	925%
Total Advisory Fees Paid	$29,663

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The MSCI World ex US Index and the S&P Emerging 50 ADR Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
‡	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments	1

Emerging Markets 2x Strategy Fund | Class C | RYWUX	Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25
Country Diversification3 (% of Total Investments) as of 3.31.25
Geographic Region	% of Net Assets
United States	54.7%
Taiwan, Province of China	10.0%
Cayman Islands	9.9%
India	8.0%
China	7.7%
Brazil	5.3%
Republic of Korea	1.7%
Other	2.7%
Total Investments	100.0%
10 Largest Holdings2 (as a % of Net Assets) as of 3.31.25

Taiwan Semiconductor Manufacturing Company Ltd. ADR	9.0%
Alibaba Group Holding Ltd. ADR	7.3%
HDFC Bank Ltd. ADR	3.4%
ICICI Bank Ltd. ADR	2.4%
Infosys Ltd. ADR	2.1%
PDD Holdings, Inc. ADR	2.0%
JD.com, Inc. ADR	1.9%
NetEase, Inc. ADR	1.2%
Vale S.A. ADR	1.2%
Trip.com Group Ltd. ADR	1.1%
Top 10 Total	31.6%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.
[3]	Country Diversification (% of Total Investments) includes temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-RYWUX-033125

Guggenheim Investments	2

Emerging Markets 2x Strategy Fund

Class H | RYWVX

Annual Shareholder Report | 3.31.25

This annual shareholder report contains important information about the Emerging Markets 2x Strategy Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$199	1.80%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class H shares) returned 20.75%, outperforming the fund's broad-based securities market index, the MSCI World ex US Index, which returned 2.74% for the same period and outperforming the fund's secondary index, the S&P Emerging 50 ADR Index, which returned 17.60% for the same period.

The fund's broad-based securities market index was changed from the S&P Emerging 50 ADR Index to the MSCI World ex US Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index for the reporting period were broadline retail, semiconductors & semiconductor equipment, and banks. Those that detracted the most were diversified consumer services, beverages, and metals & mining. The holdings that contributed the most to the return of the underlying index were Alibaba Group Holding Ltd. ADR, Taiwan Semiconductor Manufacturing Company, Ltd. ADR, and JD.com ADR. Those that detracted the most were New Oriental Education & Technology Group, Inc. ADR, Fomento Económico Mexicano SAB de CV ADR, and POSCO Holdings, Inc. ADR. The Fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the S&P Emerging Markets 50 ADR Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 3.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class H	20.75%	9.40%	1.58%
MSCI World ex US Index	2.74%	9.41%	2.78%
S&P Emerging 50 ADR Index	17.60%	11.07%	6.06%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$6,499,710
Total Number of Portfolio Holdings	55
Portfolio Turnover Rate	925%
Total Advisory Fees Paid	$29,663

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The MSCI World ex US Index and the S&P Emerging 50 ADR Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

Guggenheim Investments	1

Emerging Markets 2x Strategy Fund | Class H | RYWVX	Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25
Country Diversification3 (% of Total Investments) as of 3.31.25
Geographic Region	% of Net Assets
United States	54.7%
Taiwan, Province of China	10.0%
Cayman Islands	9.9%
India	8.0%
China	7.7%
Brazil	5.3%
Republic of Korea	1.7%
Other	2.7%
Total Investments	100.0%
10 Largest Holdings2 (as a % of Net Assets) as of 3.31.25

Taiwan Semiconductor Manufacturing Company Ltd. ADR	9.0%
Alibaba Group Holding Ltd. ADR	7.3%
HDFC Bank Ltd. ADR	3.4%
ICICI Bank Ltd. ADR	2.4%
Infosys Ltd. ADR	2.1%
PDD Holdings, Inc. ADR	2.0%
JD.com, Inc. ADR	1.9%
NetEase, Inc. ADR	1.2%
Vale S.A. ADR	1.2%
Trip.com Group Ltd. ADR	1.1%
Top 10 Total	31.6%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.
[3]	Country Diversification (% of Total Investments) includes temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-RYWVX-033125

Guggenheim Investments	2

Inverse Emerging Markets 2x Strategy Fund

Class A | RYWWX

Annual Shareholder Report | 3.31.25

This annual shareholder report contains important information about the Inverse Emerging Markets 2x Strategy Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$150	1.76%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class A shares) returned -29.83%, underperforming the fund's broad-based securities market index, the MSCI World ex US Index, which returned 2.74% for the same period and underperforming the fund's secondary index, the S&P Emerging 50 ADR Index, which returned 17.60% for the same period.

The fund's broad-based securities market index was changed from the S&P Emerging 50 ADR Index to the MSCI World ex US Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index for the reporting period were broadline retail, semiconductors & semiconductor equipment, and banks. Those that detracted the most were diversified consumer services, beverages, and metals & mining. The holdings that contributed the most to the return of the underlying index were Alibaba Group Holding Ltd. ADR, Taiwan Semiconductor Manufacturing Company, Ltd. ADR, and JD.com ADR. Those that detracted the most were New Oriental Education & Technology Group, Inc. ADR, Fomento Económico Mexicano SAB de CV ADR, and POSCO Holdings, Inc. ADR. The Fund maintained a daily correlation of over 99% to its benchmark of -200% of the daily price movement of the S&P Emerging Markets 50 ADR Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 3.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class A (without sales charge)	-29.83%	-29.87%	-22.42%
Class A (with sales charge)†	-33.19%	-30.55%	-22.79%
MSCI World ex US Index	2.74%	9.41%	2.78%
S&P Emerging 50 ADR Index	17.60%	11.07%	6.06%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$138,332
Total Number of Portfolio Holdings	4
Portfolio Turnover Rate	–%
Total Advisory Fees Paid	$2,852

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The MSCI World ex US Index and the S&P Emerging 50 ADR Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments	1

Inverse Emerging Markets 2x Strategy Fund | Class A | RYWWX	Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since March 31, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by August 1, 2025 at GuggenheimInvestments.com/services/prospectuses-and-reports or, by calling 800 820 0888.

Effective February 24, 2025, the fund executed a one-for-twenty reverse split of its issued and outstanding shares. There was no difference in the aggregate value of assets as a result of this reverse split, and the increase in the net asset value of the fund was not considered a taxable event. Please refer to a tax consultant for information regarding taxes.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-RYWWX-033125

Guggenheim Investments	2

Inverse Emerging Markets 2x Strategy Fund

Class C | RYWZX

Annual Shareholder Report | 3.31.25

This annual shareholder report contains important information about the Inverse Emerging Markets 2x Strategy Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$215	2.53%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class C shares) returned -30.36%, underperforming the fund's broad-based securities market index, the MSCI World ex US Index, which returned 2.74% for the same period and underperforming the fund's secondary index, the S&P Emerging 50 ADR Index, which returned 17.60% for the same period.

The fund's broad-based securities market index was changed from the S&P Emerging 50 ADR Index to the MSCI World ex US Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index for the reporting period were broadline retail, semiconductors & semiconductor equipment, and banks. Those that detracted the most were diversified consumer services, beverages, and metals & mining. The holdings that contributed the most to the return of the underlying index were Alibaba Group Holding Ltd. ADR, Taiwan Semiconductor Manufacturing Company, Ltd. ADR, and JD.com ADR. Those that detracted the most were New Oriental Education & Technology Group, Inc. ADR, Fomento Económico Mexicano SAB de CV ADR, and POSCO Holdings, Inc. ADR. The Fund maintained a daily correlation of over 99% to its benchmark of -200% of the daily price movement of the S&P Emerging Markets 50 ADR Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 3.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class C (without CDSC)	-30.36%	-30.25%	-22.82%
Class C (with CDSC)‡	-31.02%	-30.25%	-22.82%
MSCI World ex US Index	2.74%	9.41%	2.78%
S&P Emerging 50 ADR Index	17.60%	11.07%	6.06%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$138,332
Total Number of Portfolio Holdings	4
Portfolio Turnover Rate	–%
Total Advisory Fees Paid	$2,852

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The MSCI World ex US Index and the S&P Emerging 50 ADR Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
‡	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments	1

Inverse Emerging Markets 2x Strategy Fund | Class C | RYWZX	Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since March 31, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by August 1, 2025 at GuggenheimInvestments.com/services/prospectuses-and-reports or, by calling 800 820 0888.

Effective February 24, 2025, the fund executed a one-for-twenty reverse split of its issued and outstanding shares. There was no difference in the aggregate value of assets as a result of this reverse split, and the increase in the net asset value of the fund was not considered a taxable event. Please refer to a tax consultant for information regarding taxes.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-RYWZX-033125

Guggenheim Investments	2

Inverse Emerging Markets 2x Strategy Fund

Class H | RYWYX

Annual Shareholder Report | 3.31.25

This annual shareholder report contains important information about the Inverse Emerging Markets 2x Strategy Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$146	1.72%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class H shares) returned -29.89%, underperforming the fund's broad-based securities market index, the MSCI World ex US Index, which returned 2.74% for the same period and underperforming the fund's secondary index, the S&P Emerging 50 ADR Index, which returned 17.60% for the same period.

The fund's broad-based securities market index was changed from the S&P Emerging 50 ADR Index to the MSCI World ex US Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index for the reporting period were broadline retail, semiconductors & semiconductor equipment, and banks. Those that detracted the most were diversified consumer services, beverages, and metals & mining. The holdings that contributed the most to the return of the underlying index were Alibaba Group Holding Ltd. ADR, Taiwan Semiconductor Manufacturing Company, Ltd. ADR, and JD.com ADR. Those that detracted the most were New Oriental Education & Technology Group, Inc. ADR, Fomento Económico Mexicano SAB de CV ADR, and POSCO Holdings, Inc. ADR. The Fund maintained a daily correlation of over 99% to its benchmark of -200% of the daily price movement of the S&P Emerging Markets 50 ADR Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 3.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class H	-29.89%	-29.64%	-22.30%
MSCI World ex US Index	2.74%	9.41%	2.78%
S&P Emerging 50 ADR Index	17.60%	11.07%	6.06%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$138,332
Total Number of Portfolio Holdings	4
Portfolio Turnover Rate	–%
Total Advisory Fees Paid	$2,852

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The MSCI World ex US Index and the S&P Emerging 50 ADR Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

Guggenheim Investments	1

Inverse Emerging Markets 2x Strategy Fund | Class H | RYWYX	Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since March 31, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by August 1, 2025 at GuggenheimInvestments.com/services/prospectuses-and-reports or, by calling 800 820 0888.

Effective February 24, 2025, the fund executed a one-for-twenty reverse split of its issued and outstanding shares. There was no difference in the aggregate value of assets as a result of this reverse split, and the increase in the net asset value of the fund was not considered a taxable event. Please refer to a tax consultant for information regarding taxes.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-RYWYX-033125

Guggenheim Investments	2

Europe 1.25x Strategy Fund

Class A | RYAEX

Annual Shareholder Report | 3.31.25

This annual shareholder report contains important information about the Europe 1.25x Strategy Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$164	1.61%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class A shares) returned 4.06%, outperforming the fund's broad-based securities market index, the MSCI World ex US Index, which returned 2.74% for the same period and underperforming the fund's secondary index, the STOXX Europe 50 Index, which returned 5.51% for the same period.

The fund's broad-based securities market index was changed from the STOXX Europe 50 Index to the MSCI World ex US Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index for the reporting period were financials, industrials, and communication services. Those that detracted the most were information technology, consumer discretionary, and health care. The holdings that contributed the most to the return of the underlying index for the reporting period were HSBC Holdings, PLC, SAP SE, and Roche Holding PAR AG. Those that detracted the most were Novo Nordisk, Inc.—Class B, ASML Holding, N.V., and LVMH Moet Hennessy Louis Vuitton SE. The Fund maintained a daily correlation of over 99% to its benchmark of 125% of the daily price movement of the STOXX Europe 50 Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 3.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class A (without sales charge)	4.06%	14.00%	4.75%
Class A (with sales charge†	-0.89%	12.90%	4.24%
MSCI World ex US Index	2.74%	9.41%	2.78%
STOXX Europe 50 Index	5.51%	13.29%	5.99%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$14,862,295
Total Number of Portfolio Holdings	58
Portfolio Turnover Rate	4,585%
Total Advisory Fees Paid	$30,291

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The MSCI World ex US Index and the STOXX Europe 50 Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments	1

Europe 1.25x Strategy Fund | Class A | RYAEX	Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25
Country Diversification3 (% of Total Investments) as of 3.31.25
Geographic Region	% of Net Assets
United States	55.5%
France	10.6%
United Kingdom	8.5%
Switzerland	8.3%
Germany	6.9%
Netherlands	4.1%
Italy	1.7%
Other	4.4%
Total Investments	100.0%
10 Largest Holdings2 (as a % of Net Assets) as of 3.31.25

SAP SE ADR	2.0%
Nestle S.A. ADR	2.0%
ASML Holding N.V. — Class G	2.0%
Roche Holding AG ADR	1.7%
AstraZeneca plc ADR	1.7%
Shell plc ADR	1.7%
Novo Nordisk A/S ADR	1.7%
Novartis AG ADR	1.7%
HSBC Holdings plc ADR	1.5%
Siemens AG ADR	1.3%
Top 10 Total	17.3%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. The Fund's target exposure is achieved through a combination of equity futures contracts and currency futures contracts.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.
[3]	Country Diversification (% of Total Investments) includes temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since March 31, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by August 1, 2025 at GuggenheimInvestments.com/services/prospectuses-and-reports or, by calling 800 820 0888.

The fund's (Class A shares) net expense ratio, which reflects expense waivers and/or reimbursements, was 1.61% for the year ended March 31, 2025, a decrease of 0.05% compared to the prior year. The primary driver of the decrease was the impact of a 0.10% voluntary waiver by the adviser, which took effect on August 1, 2024.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-RYAEX-033125

Guggenheim Investments	2

Europe 1.25x Strategy Fund

Class C | RYCEX

Annual Shareholder Report | 3.31.25

This annual shareholder report contains important information about the Europe 1.25x Strategy Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$240	2.36%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class C shares) returned 3.27%, outperforming the fund's broad-based securities market index, the MSCI World ex US Index, which returned 2.74% for the same period and underperforming the fund's secondary index, the STOXX Europe 50 Index, which returned 5.51% for the same period.

The fund's broad-based securities market index was changed from the STOXX Europe 50 Index to the MSCI World ex US Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index for the reporting period were financials, industrials, and communication services. Those that detracted the most were information technology, consumer discretionary, and health care. The holdings that contributed the most to the return of the underlying index for the reporting period were HSBC Holdings, PLC, SAP SE, and Roche Holding PAR AG. Those that detracted the most were Novo Nordisk, Inc.—Class B, ASML Holding, N.V., and LVMH Moet Hennessy Louis Vuitton SE. The Fund maintained a daily correlation of over 99% to its benchmark of 125% of the daily price movement of the STOXX Europe 50 Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 3.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class C (without CDSC)	3.27%	12.98%	3.92%
Class C (with CDSC)‡	2.37%	12.98%	3.92%
MSCI World ex US Index	2.74%	9.41%	2.78%
STOXX Europe 50 Index	5.51%	13.29%	5.99%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$14,862,295
Total Number of Portfolio Holdings	58
Portfolio Turnover Rate	4,585%
Total Advisory Fees Paid	$30,291

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The MSCI World ex US Index and the STOXX Europe 50 Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
‡	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments	1

Europe 1.25x Strategy Fund | Class C | RYCEX	Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25
Country Diversification3 (% of Total Investments) as of 3.31.25
Geographic Region	% of Net Assets
United States	55.5%
France	10.6%
United Kingdom	8.5%
Switzerland	8.3%
Germany	6.9%
Netherlands	4.1%
Italy	1.7%
Other	4.4%
Total Investments	100.0%
10 Largest Holdings2 (as a % of Net Assets) as of 3.31.25

SAP SE ADR	2.0%
Nestle S.A. ADR	2.0%
ASML Holding N.V. — Class G	2.0%
Roche Holding AG ADR	1.7%
AstraZeneca plc ADR	1.7%
Shell plc ADR	1.7%
Novo Nordisk A/S ADR	1.7%
Novartis AG ADR	1.7%
HSBC Holdings plc ADR	1.5%
Siemens AG ADR	1.3%
Top 10 Total	17.3%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. The Fund's target exposure is achieved through a combination of equity futures contracts and currency futures contracts.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.
[3]	Country Diversification (% of Total Investments) includes temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since March 31, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by August 1, 2025 at GuggenheimInvestments.com/services/prospectuses-and-reports or, by calling 800 820 0888.

The fund's (Class C shares) net expense ratio, which reflects expense waivers and/or reimbursements, was 2.36% for the year ended March 31, 2025, a decrease of 0.06% compared to the prior year. The primary driver of the decrease was the impact of a 0.10% voluntary waiver by the adviser, which took effect on August 1, 2024.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-RYCEX-033125

Guggenheim Investments	2

Europe 1.25x Strategy Fund

Class H | RYEUX

Annual Shareholder Report | 3.31.25

This annual shareholder report contains important information about the Europe 1.25x Strategy Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$162	1.59%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class H shares) returned 4.08%, outperforming the fund's broad-based securities market index, the MSCI World ex US Index, which returned 2.74% for the same period and underperforming the fund's secondary index, the STOXX Europe 50 Index, which returned 5.51% for the same period.

The fund's broad-based securities market index was changed from the STOXX Europe 50 Index to the MSCI World ex US Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index for the reporting period were financials, industrials, and communication services. Those that detracted the most were information technology, consumer discretionary, and health care. The holdings that contributed the most to the return of the underlying index for the reporting period were HSBC Holdings, PLC, SAP SE, and Roche Holding PAR AG. Those that detracted the most were Novo Nordisk, Inc.—Class B, ASML Holding, N.V., and LVMH Moet Hennessy Louis Vuitton SE. The Fund maintained a daily correlation of over 99% to its benchmark of 125% of the daily price movement of the STOXX Europe 50 Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 3.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class H	4.08%	13.84%	4.69%
MSCI World ex US Index	2.74%	9.41%	2.78%
STOXX Europe 50 Index	5.51%	13.29%	5.99%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$14,862,295
Total Number of Portfolio Holdings	58
Portfolio Turnover Rate	4,585%
Total Advisory Fees Paid	$30,291

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The MSCI World ex US Index and the STOXX Europe 50 Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

Guggenheim Investments	1

Europe 1.25x Strategy Fund | Class H | RYEUX	Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25
Country Diversification3 (% of Total Investments) as of 3.31.25
Geographic Region	% of Net Assets
United States	55.5%
France	10.6%
United Kingdom	8.5%
Switzerland	8.3%
Germany	6.9%
Netherlands	4.1%
Italy	1.7%
Other	4.4%
Total Investments	100.0%
10 Largest Holdings2 (as a % of Net Assets) as of 3.31.25

SAP SE ADR	2.0%
Nestle S.A. ADR	2.0%
ASML Holding N.V. — Class G	2.0%
Roche Holding AG ADR	1.7%
AstraZeneca plc ADR	1.7%
Shell plc ADR	1.7%
Novo Nordisk A/S ADR	1.7%
Novartis AG ADR	1.7%
HSBC Holdings plc ADR	1.5%
Siemens AG ADR	1.3%
Top 10 Total	17.3%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. The Fund's target exposure is achieved through a combination of equity futures contracts and currency futures contracts.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.
[3]	Country Diversification (% of Total Investments) includes temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since March 31, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by August 1, 2025 at GuggenheimInvestments.com/services/prospectuses-and-reports or, by calling 800 820 0888.

The fund's (Class H shares) net expense ratio, which reflects expense waivers and/or reimbursements, was 1.59% for the year ended March 31, 2025, a decrease of 0.10% compared to the prior year. The primary driver of the decrease was the impact of a 0.10% voluntary waiver by the adviser, which took effect on August 1, 2024.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-RYEUX-033125

Guggenheim Investments	2

Japan 2x Strategy Fund

Class A | RYJSX

Annual Shareholder Report | 3.31.25

This annual shareholder report contains important information about the Japan 2x Strategy Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$133	1.53%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class A shares) returned -26.07%, underperforming the fund's broad-based securities market index, the MSCI World ex US Index, which returned 2.74% for the same period and underperforming the fund's secondary index, the Nikkei-225 Stock Average Index, which returned -10.45% for the same period.

The fund's broad-based securities market index was changed from the Nikkei-225 Stock Average Index to the MSCI World ex US Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index for the reporting period were financials, communication services, and utilities. Those that detracted the most were information technology, materials, and industrials. The holdings that contributed the most to the return of the underlying index were KONAMI Group Corp., Bandai Namco Holdings, Inc., and Sony Group Corp. Those that detracted the most were Tokyo Electron, Ltd., Lasertec Corp., and Shin-Etsu Chemical Co., Ltd. The Fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the fair value of the Nikkei-225 Stock Average Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 3.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class A (without sales charge)	-26.07%	5.78%	3.51%
Class A (with sales charge)†	-29.59%	4.76%	3.01%
MSCI World ex US Index	2.74%	9.41%	2.78%
Nikkei-225 Stock Average Index	-10.45%	6.24%	4.03%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$860,400
Total Number of Portfolio Holdings	6
Portfolio Turnover Rate	–%
Total Advisory Fees Paid	$10,959

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The MSCI World ex US Index and the Nikkei-225 Stock Average Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments	1

Japan 2x Strategy Fund | Class A | RYJSX	Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. The Fund's target exposure is achieved through a combination of equity futures contracts and currency futures contracts.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-RYJSX-033125

Guggenheim Investments	2

Japan 2x Strategy Fund

Class C | RYJTX

Annual Shareholder Report | 3.31.25

This annual shareholder report contains important information about the Japan 2x Strategy Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$195	2.25%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class C shares) returned -26.70%, underperforming the fund's broad-based securities market index, the MSCI World ex US Index, which returned 2.74% for the same period and underperforming the fund's secondary index, the Nikkei-225 Stock Average Index, which returned -10.45% for the same period.

The fund's broad-based securities market index was changed from the Nikkei-225 Stock Average Index to the MSCI World ex US Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index for the reporting period were financials, communication services, and utilities. Those that detracted the most were information technology, materials, and industrials. The holdings that contributed the most to the return of the underlying index were KONAMI Group Corp., Bandai Namco Holdings, Inc., and Sony Group Corp. Those that detracted the most were Tokyo Electron, Ltd., Lasertec Corp., and Shin-Etsu Chemical Co., Ltd. The Fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the fair value of the Nikkei-225 Stock Average Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 3.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class C (without CDSC)	-26.70%	4.98%	2.73%
Class C (with CDSC)‡	-27.40%	4.98%	2.73%
MSCI World ex US Index	2.74%	9.41%	2.78%
Nikkei-225 Stock Average Index	-10.45%	6.24%	4.03%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$860,400
Total Number of Portfolio Holdings	6
Portfolio Turnover Rate	–%
Total Advisory Fees Paid	$10,959

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The MSCI World ex US Index and the Nikkei-225 Stock Average Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
‡	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments	1

Japan 2x Strategy Fund | Class C | RYJTX	Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. The Fund's target exposure is achieved through a combination of equity futures contracts and currency futures contracts.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-RYJTX-033125

Guggenheim Investments	2

Japan 2x Strategy Fund

Class H | RYJHX

Annual Shareholder Report | 3.31.25

This annual shareholder report contains important information about the Japan 2x Strategy Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$133	1.53%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class H shares) returned -26.07%, underperforming the fund's broad-based securities market index, the MSCI World ex US Index, which returned 2.74% for the same period and underperforming the fund's secondary index, the Nikkei-225 Stock Average Index, which returned -10.45% for the same period.

The fund's broad-based securities market index was changed from the Nikkei-225 Stock Average Index to the MSCI World ex US Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index for the reporting period were financials, communication services, and utilities. Those that detracted the most were information technology, materials, and industrials. The holdings that contributed the most to the return of the underlying index were KONAMI Group Corp., Bandai Namco Holdings, Inc., and Sony Group Corp. Those that detracted the most were Tokyo Electron, Ltd., Lasertec Corp., and Shin-Etsu Chemical Co., Ltd. The Fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the fair value of the Nikkei-225 Stock Average Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 3.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class H	-26.07%	5.79%	3.55%
MSCI World ex US Index	2.74%	9.41%	2.78%
Nikkei-225 Stock Average Index	-10.45%	6.24%	4.03%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$860,400
Total Number of Portfolio Holdings	6
Portfolio Turnover Rate	–%
Total Advisory Fees Paid	$10,959

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The MSCI World ex US Index and the Nikkei-225 Stock Average Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

Guggenheim Investments	1

Japan 2x Strategy Fund | Class H | RYJHX	Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. The Fund's target exposure is achieved through a combination of equity futures contracts and currency futures contracts.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-RYJHX-033125

Guggenheim Investments	2

Strengthening Dollar 2x Strategy Fund

Class A | RYSDX

Annual Shareholder Report | 3.31.25

This annual shareholder report contains important information about the Strengthening Dollar 2x Strategy Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$196	1.92%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class A shares) returned 4.61%, underperforming the fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 4.88% for the same period and outperforming the fund's secondary index, the U.S. Dollar Index, which returned -0.33% for the same period.

The fund's broad-based securities market index was changed from the U.S. Dollar Index to the Bloomberg U.S. Aggregate Bond Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The Canadian dollar contributed the most to the return of the underlying index for the reporting period. The British pound, Swedish krona and euro detracted the most from the DXY during the one-year period ended 3/31/2025. The Fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the U.S. Dollar Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 3.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class A (without sales charge)	4.61%	4.04%	2.42%
Class A (with sales charge)†	-0.35%	3.03%	1.92%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%
U.S. Dollar Index	-0.33%	1.02%	0.58%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$2,176,180
Total Number of Portfolio Holdings	5
Portfolio Turnover Rate	–%
Total Advisory Fees Paid	$24,900

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index and the U.S. Dollar Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments	1

Strengthening Dollar 2x Strategy Fund | Class A | RYSDX	Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. The Fund's target exposure is achieved through a combination of total return swaps and futures contracts.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-RYSDX-033125

Guggenheim Investments	2

Strengthening Dollar 2x Strategy Fund

Class C | RYSJX

Annual Shareholder Report | 3.31.25

This annual shareholder report contains important information about the Strengthening Dollar 2x Strategy Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$272	2.67%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class C shares) returned 3.83%, underperforming the fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 4.88% for the same period and outperforming the fund's secondary index, the U.S. Dollar Index, which returned -0.33% for the same period.

The fund's broad-based securities market index was changed from the U.S. Dollar Index to the Bloomberg U.S. Aggregate Bond Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The Canadian dollar contributed the most to the return of the underlying index for the reporting period. The British pound, Swedish krona and euro detracted the most from the DXY during the one-year period ended 3/31/2025. The Fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the U.S. Dollar Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 3.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class C (without CDSC)	3.83%	3.26%	1.66%
Class C (with CDSC)‡	2.83%	3.26%	1.66%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%
U.S. Dollar Index	-0.33%	1.02%	0.58%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$2,176,180
Total Number of Portfolio Holdings	5
Portfolio Turnover Rate	–%
Total Advisory Fees Paid	$24,900

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index and the U.S. Dollar Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
‡	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments	1

Strengthening Dollar 2x Strategy Fund | Class C | RYSJX	Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. The Fund's target exposure is achieved through a combination of total return swaps and futures contracts.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-RYSJX-033125

Guggenheim Investments	2

Strengthening Dollar 2x Strategy Fund

Class H | RYSBX

Annual Shareholder Report | 3.31.25

This annual shareholder report contains important information about the Strengthening Dollar 2x Strategy Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$195	1.91%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class H shares) returned 4.61%, underperforming the fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 4.88% for the same period and outperforming the fund's secondary index, the U.S. Dollar Index, which returned -0.33% for the same period.

The fund's broad-based securities market index was changed from the U.S. Dollar Index to the Bloomberg U.S. Aggregate Bond Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The Canadian dollar contributed the most to the return of the underlying index for the reporting period. The British pound, Swedish krona and euro detracted the most from the DXY during the one-year period ended 3/31/2025. The Fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the U.S. Dollar Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 3.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class H	4.61%	4.05%	2.42%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%
U.S. Dollar Index	-0.33%	1.02%	0.58%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$2,176,180
Total Number of Portfolio Holdings	5
Portfolio Turnover Rate	–%
Total Advisory Fees Paid	$24,900

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index and the U.S. Dollar Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

Guggenheim Investments	1

Strengthening Dollar 2x Strategy Fund | Class H | RYSBX	Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. The Fund's target exposure is achieved through a combination of total return swaps and futures contracts.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-RYSBX-033125

Guggenheim Investments	2

Weakening Dollar 2x Strategy Fund

Class A | RYWDX

Annual Shareholder Report | 3.31.25

This annual shareholder report contains important information about the Weakening Dollar 2x Strategy Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$192	1.92%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class A shares) returned -0.25%, underperforming the fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 4.88% for the same period and outperforming the fund's secondary index, the U.S. Dollar Index, which returned -0.33% for the same period.

The fund's broad-based securities market index was changed from the U.S. Dollar Index to the Bloomberg U.S. Aggregate Bond Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The Canadian dollar contributed the most to the return of the underlying index for the reporting period. The British pound, Swedish krona and euro detracted the most from the DXY during the one-year period ended 3/31/2025. The Fund maintained a daily correlation of over 99% to its benchmark of -200% of the daily price movement of the U.S. Dollar Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 3.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class A (without sales charge)	-0.25%	-4.21%	-4.04%
Class A (with sales charge)†	-4.98%	-5.14%	-4.51%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%
U.S. Dollar Index	-0.33%	1.02%	0.58%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$1,107,081
Total Number of Portfolio Holdings	5
Portfolio Turnover Rate	–%
Total Advisory Fees Paid	$10,009

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index and the U.S. Dollar Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments	1

Weakening Dollar 2x Strategy Fund | Class A | RYWDX	Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. The Fund's target exposure is achieved through a combination of total return swaps and futures contracts.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since March 31, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by August 1, 2025 at GuggenheimInvestments.com/services/prospectuses-and-reports or, by calling 800 820 0888.

Effective February 24, 2025, the fund executed a one-for-three reverse split of its issued and outstanding shares. There was no difference in the aggregate value of assets as a result of this reverse split, and the increase in the net asset value of the fund was not considered a taxable event. Please refer to a tax consultant for information regarding taxes.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-RYWDX-033125

Guggenheim Investments	2

Weakening Dollar 2x Strategy Fund

Class C | RYWJX

Annual Shareholder Report | 3.31.25

This annual shareholder report contains important information about the Weakening Dollar 2x Strategy Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$271	2.73%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class C shares) returned -1.14%, underperforming the fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 4.88% for the same period and underperforming the fund's secondary index, the U.S. Dollar Index, which returned -0.33% for the same period.

The fund's broad-based securities market index was changed from the U.S. Dollar Index to the Bloomberg U.S. Aggregate Bond Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The Canadian dollar contributed the most to the return of the underlying index for the reporting period. The British pound, Swedish krona and euro detracted the most from the DXY during the one-year period ended 3/31/2025. The Fund maintained a daily correlation of over 99% to its benchmark of -200% of the daily price movement of the U.S. Dollar Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 3.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class C (without CDSC)	-1.14%	-4.98%	-4.79%
Class C (with CDSC)‡	-2.08%	-4.98%	-4.79%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%
U.S. Dollar Index	-0.33%	1.02%	0.58%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$1,107,081
Total Number of Portfolio Holdings	5
Portfolio Turnover Rate	–%
Total Advisory Fees Paid	$10,009

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index and the U.S. Dollar Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
‡	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments	1

Weakening Dollar 2x Strategy Fund | Class C | RYWJX	Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. The Fund's target exposure is achieved through a combination of total return swaps and futures contracts.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since March 31, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by August 1, 2025 at GuggenheimInvestments.com/services/prospectuses-and-reports or, by calling 800 820 0888.

The fund's (Class C shares) net expense ratio, which reflects expense waivers and/or reimbursements, was 2.73% for the year ended March 31, 2025, an increase of 0.27% compared to the prior year. The primary driver of the increase was the fluctuation of the average net assets and average shares outstanding of the Class. The fund is designed and operated to acommodate frequent trading by shareholders and, unlike most mutual funds, offers unlimited exchange privileges with no minimum holding periods or transactions fees.

Effective February 24, 2025, the fund executed a one-for-three reverse split of its issued and outstanding shares. There was no difference in the aggregate value of assets as a result of this reverse split, and the increase in the net asset value of the fund was not considered a taxable event. Please refer to a tax consultant for information regarding taxes.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-RYWJX-033125

Guggenheim Investments	2

Weakening Dollar 2x Strategy Fund

Class H | RYWBX

Annual Shareholder Report | 3.31.25

This annual shareholder report contains important information about the Weakening Dollar 2x Strategy Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$191	1.91%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class H shares) returned -0.24%, underperforming the fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 4.88% for the same period and outperforming the fund's secondary index, the U.S. Dollar Index, which returned -0.33% for the same period.

The fund's broad-based securities market index was changed from the U.S. Dollar Index to the Bloomberg U.S. Aggregate Bond Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The Canadian dollar contributed the most to the return of the underlying index for the reporting period. The British pound, Swedish krona and euro detracted the most from the DXY during the one-year period ended 3/31/2025. The Fund maintained a daily correlation of over 99% to its benchmark of -200% of the daily price movement of the U.S. Dollar Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 3.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class H	-0.24%	-4.21%	-4.05%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%
U.S. Dollar Index	-0.33%	1.02%	0.58%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$1,107,081
Total Number of Portfolio Holdings	5
Portfolio Turnover Rate	–%
Total Advisory Fees Paid	$10,009

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index and the U.S. Dollar Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

Guggenheim Investments	1

Weakening Dollar 2x Strategy Fund | Class H | RYWBX	Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. The Fund's target exposure is achieved through a combination of total return swaps and futures contracts.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since March 31, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by August 1, 2025 at GuggenheimInvestments.com/services/prospectuses-and-reports or, by calling 800 820 0888.

Effective February 24, 2025, the fund executed a one-for-three reverse split of its issued and outstanding shares. There was no difference in the aggregate value of assets as a result of this reverse split, and the increase in the net asset value of the fund was not considered a taxable event. Please refer to a tax consultant for information regarding taxes.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-RYWBX-033125

Guggenheim Investments	2

U.S. Government Money Market Fund

Money Market Class | RYFXX

Annual Shareholder Report | 3.31.25

This annual shareholder report contains important information about the U.S. Government Money Market Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Money Market Class	$107	1.05%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Money Market Class shares) returned 3.98%.

What factors materially affected the fund's performance over the last year?

Solid economic data dampened rate-cut expectations and inflation remained above the U.S. Federal Reserve's (the "Fed") target level. At its June 2024 meeting, the Fed noted that economic activity continued to expand at a solid pace, but that inflation remained elevated. In September the Fed decreased its key Fed Funds rate by 50 basis-points citing restrictive monetary policy and the need to support economic momentum. This was followed by two additional 25 basis-point cuts through year end. The first quarter of 2025 saw the implementation of significant cost cutting measures by the government along with discussions on increasing tariffs. Uncertainty about the economic impacts of such changes has resulted in the market pricing in three 25 basis point rate cuts for the remainder of 2025.

Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
U.S. Government Money Market Fund	3.98%	2.03%	1.24%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$288,419,958
Total Number of Portfolio Holdings	18
Total Advisory Fees Paid	$1,317,888

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Guggenheim Investments	1

U.S. Government Money Market Fund | Money Market Class | RYFXX	Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification (Market Exposure as a % of Net Assets) as of 3.31.25

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-RYFXX-033125

Guggenheim Investments	2

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant’s Board of Trustees has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. No substantive amendments were approved or waivers were granted to the code of ethics during the period covered by this report. The code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert.

The registrant's Board of Trustees has determined that it has at least one audit committee financial expert serving on its audit committee (the “Audit Committee”), Sandra G. Sponem. Ms. Sponem is “independent,” meaning that she is not an “interested person” of the registrant (as that term is defined in Section 2(a)(19) of the Investment Company Act) and she does not accept any consulting, advisory, or other compensatory fee from the registrant (except in her capacity as a Board or committee member).

(Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as amended, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the Audit Committee and Board of Trustees in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations or liability of any other member of the audit committee or Board of Trustees.)

Item 4. Principal Accountant Fees and Services.

(a)       Audit Fees. The aggregate Audit Fees billed by the registrant’s principal accountant for professional services rendered for the audit of the annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for the fiscal years ended March 31, 2025 and March 31, 2024 were $933,342 and $919,853, respectively.

(b)       Audit Related Fees. The aggregate Audit-Related Fees billed by the registrant’s principal accountant for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item for the fiscal years ended March 31, 2025 and March 31, 2024 were $0 and $0, respectively.

(c)       Tax Fees: The aggregate Tax Fees billed by the registrant’s principal accountant for professional services rendered for tax compliance, tax advice, and tax planning, including preparation of tax returns and distribution assistance, for the fiscal years ended March 31, 2025 and March 31, 2024 were $464,374 and $439,140, respectively. These services consisted of (i) preparation of U.S. federal, state and excise tax returns; (ii) U.S. federal and state tax planning, advice and assistance regarding statutory, regulatory or administrative developments, (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired and (iv) review of U.S. federal excise distribution calculations.

(d)        All Other Fees. The aggregate All Other Fees billed by the registrant’s principal accountant for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item, for the fiscal years ended March 31, 2025 and March 31, 2024 were $0 and $0, respectively.

(e)       Audit Committee Pre-Approval Policies and Procedures.

(1) The registrant’s pre-approval policy requires the Audit Committee to pre-approve any engagement of the registrant’s independent auditors to provide any services, other than “prohibited non-audit services,” to the registrant, including the fees and other compensation to be paid to the independent auditors (unless an exception is available under Rule 2-01 of Regulation S-X). The independent auditors or the Chief Accounting Officer of the registrant (or an officer of the registrant who reports to the Chief Accounting Officer) report to the Audit Committee at each of its regular scheduled meetings all audit, audit-related and permissible non-audit services initiated since the last such report (unless the services were contained in the initial audit plan, as previously presented to, and approved by, the Audit Committee). The report includes a general description of the services and projected fees, and the means by which such services were approved by the Audit Committee. The Audit Committee is also required to pre-approve any engagement of the registrant’s independent auditors, including the fees and other compensation to be paid to the independent auditors, to provide any non-audit services to the registrant’s investment adviser (or any “control affiliate” of the investment adviser providing ongoing services to the registrant), if the engagement relates directly to the operations or financial reporting of the registrant (unless an exception is available under Rule 2-01 of Regulation S-X).

(2) None of the services described in each of Items 4(b) through (d) were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)        Not applicable.

(g)        Non-Audit Fees. The aggregate non-audit fees billed by the registrant’s accountant for the most recent fiscal year and the preceding fiscal year for services rendered to the registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant were $464,374 and $439,140, respectively. These aggregate fees were less than the aggregate fees billed for the same periods by the registrant’s principal accountant for audit services rendered to the registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(h)        Auditor Independence. The registrant’s Audit Committee was provided with information relating to the provision of non-audit services by Ernst & Young, LLP to the registrant’s investment adviser (not including any sub adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved by the Audit Committee so that a determination could be made whether the provision of such services is compatible with maintaining Ernst & Young, LLP’s independence.

(i)       Not applicable.

(j)       Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not required at this time.

Item 6. Investments.

(a) The Schedule of Investments is included under Item 7 of this Form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

3.31.2025

Rydex Funds Annual Financial Report

Sector Funds	Domestic Equity Funds
Banking Fund	Dow Jones Industrial Average® Fund
Basic Materials Fund	Mid-Cap 1.5x Strategy Fund
Biotechnology Fund	Inverse Mid-Cap Strategy Fund
Consumer Products Fund	Monthly Rebalance NASDAQ-100® 2x Strategy Fund
Electronics Fund	NASDAQ-100® Fund
Energy Fund	Inverse NASDAQ-100® Strategy Fund
Energy Services Fund	Russell 2000® 1.5x Strategy Fund
Financial Services Fund	Russell 2000® Fund
Health Care Fund	Inverse Russell 2000® Strategy Fund
Internet Fund	Nova Fund
Leisure Fund	S&P 500® Fund
Precious Metals Fund	Inverse S&P 500® Strategy Fund
Real Estate Fund	S&P 500® Pure Growth Fund
Retailing Fund	S&P 500® Pure Value Fund
Technology Fund	S&P MidCap 400® Pure Growth Fund
Telecommunications Fund	S&P MidCap 400® Pure Value Fund
Transportation Fund	S&P SmallCap 600® Pure Growth Fund
Utilities Fund	S&P SmallCap 600® Pure Value Fund

Fixed Income Funds	International Equity Funds
Emerging Markets Bond Strategy Fund	Emerging Markets 2x Strategy Fund
Government Long Bond 1.2x Strategy Fund	Inverse Emerging Markets 2x Strategy Fund
Inverse Government Long Bond Strategy Fund	Europe 1.25x Strategy Fund
High Yield Strategy Fund	Japan 2x Strategy Fund
Inverse High Yield Strategy Fund

Specialty Funds	Money Market Fund
Strengthening Dollar 2x Strategy Fund	U.S. Government Money Market Fund
Weakening Dollar 2x Strategy Fund

GuggenheimInvestments.com

This report and the financial statements contained herein are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Distributed by Guggenheim Funds Distributors, LLC.

TABLE OF CONTENTS

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Financial Report)
BANKING FUND	3
BASIC MATERIALS FUND	10
BIOTECHNOLOGY FUND	17
CONSUMER PRODUCTS FUND	24
ELECTRONICS FUND	31
ENERGY FUND	38
ENERGY SERVICES FUND	45
FINANCIAL SERVICES FUND	52
HEALTH CARE FUND	60
INTERNET FUND	68
LEISURE FUND	75
PRECIOUS METALS FUND	82
REAL ESTATE FUND	89
RETAILING FUND	96
TECHNOLOGY FUND	103
TELECOMMUNICATIONS FUND	111
TRANSPORTATION FUND	118
UTILITIES FUND	125
DOW JONES INDUSTRIAL AVERAGE® FUND	132
MID-CAP 1.5x STRATEGY FUND	139
INVERSE MID-CAP STRATEGY FUND	149
MONTHLY REBALANCE NASDAQ-100® 2x STRATEGY FUND	155
NASDAQ-100® FUND	163
INVERSE NASDAQ-100® STRATEGY FUND	172
RUSSELL 2000® 1.5x STRATEGY FUND	180
RUSSELL 2000® FUND	205
INVERSE RUSSELL 2000® STRATEGY FUND	230
NOVA FUND	236
S&P 500® FUND	249
INVERSE S&P 500® STRATEGY FUND	260
S&P 500® PURE GROWTH FUND	268
S&P 500® PURE VALUE FUND	274
S&P MIDCAP 400® PURE GROWTH FUND	280
S&P MIDCAP 400® PURE VALUE FUND	286
S&P SMALLCAP 600® PURE GROWTH FUND	292
S&P SMALLCAP 600® PURE VALUE FUND	299
EMERGING MARKETS BOND STRATEGY FUND	306

THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 1

TABLE OF CONTENTS (concluded)

GOVERNMENT LONG BOND 1.2x STRATEGY FUND	312
INVERSE GOVERNMENT LONG BOND STRATEGY FUND	319
HIGH YIELD STRATEGY FUND	327
INVERSE HIGH YIELD STRATEGY FUND	334
EMERGING MARKETS 2x STRATEGY FUND	340
INVERSE EMERGING MARKETS 2x STRATEGY FUND	347
EUROPE 1.25x STRATEGY FUND	353
JAPAN 2x STRATEGY FUND	360
STRENGTHENING DOLLAR 2x STRATEGY FUND	366
WEAKENING DOLLAR 2x STRATEGY FUND	372
U.S. GOVERNMENT MONEY MARKET FUND	378
NOTES TO FINANCIAL STATEMENTS	383
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	414
OTHER INFORMATION	416
ITEM 8: CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES	420
ITEM 9: PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES	421
ITEM 10: RENUMERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES	422
ITEM 11: STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT	423

2 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT

SCHEDULE OF INVESTMENTS	March 31, 2025
BANKING FUND

	Shares	Value
COMMON STOCKS† - 98.5%

Banks - 91.5%
JPMorgan Chase & Co.	4,369	$1,071,716
Bank of America Corp.	25,011	1,043,709
Citigroup, Inc.	14,589	1,035,673
Wells Fargo & Co.	14,415	1,034,853
PNC Financial Services Group, Inc.	4,678	822,252
U.S. Bancorp	18,802	793,820
Bank of New York Mellon Corp.	9,196	771,269
Truist Financial Corp.	17,544	721,936
NU Holdings Limited/Cayman Islands — Class A*	64,513	660,613
M&T Bank Corp.	2,973	531,424
Fifth Third Bancorp	12,850	503,720
State Street Corp.	5,518	494,027
Huntington Bancshares, Inc.	30,802	462,338
Regions Financial Corp.	20,104	436,860
Northern Trust Corp.	4,282	422,419
KeyCorp	26,102	417,371
Citizens Financial Group, Inc.	9,835	402,940
ICICI Bank Ltd. ADR	12,308	387,948
HDFC Bank Ltd. ADR	5,560	369,406
East West Bancorp, Inc.	3,902	350,244
Toronto-Dominion Bank	5,498	329,550
First Horizon Corp.	16,175	314,119
Popular, Inc.	3,281	303,066
SouthState Corp.	3,253	301,943
Webster Financial Corp.	5,749	296,361
Royal Bank of Canada	2,503	282,138
Commerce Bancshares, Inc.	4,523	281,466
Western Alliance Bancorporation	3,621	278,201
Comerica, Inc.	4,628	273,330
Cullen/Frost Bankers, Inc.	2,152	269,430
Zions Bancorp North America	5,391	268,795
Bank of Nova Scotia	5,547	263,094
Old National Bancorp	12,161	257,692
Prosperity Bancshares, Inc.	3,509	250,437
UMB Financial Corp.	2,470	249,717
Synovus Financial Corp.	5,339	249,545
Pinnacle Financial Partners, Inc.	2,331	247,179
First Citizens BancShares, Inc. — Class A	132	244,744
Wintrust Financial Corp.	2,123	238,753
Canadian Imperial Bank of Commerce	4,185	235,616
Barclays plc ADR[1]	15,270	234,547
Cadence Bank	7,551	229,248
Columbia Banking System, Inc.	8,995	224,335
United Bankshares, Inc.	6,191	214,642
FNB Corp.	15,936	214,339
Bank of Montreal	2,217	211,746
Bank OZK	4,829	209,820
Hancock Whitney Corp.	3,967	208,069
Valley National Bancorp	22,856	203,190
First Financial Bankshares, Inc.	5,644	202,732
HSBC Holdings plc ADR[1]	3,529	202,670
Associated Banc-Corp.	8,411	189,500
International Bancshares Corp.	2,938	185,270
Texas Capital Bancshares, Inc.*	2,436	181,969
Fulton Financial Corp.	9,802	177,318
Grupo Financiero Galicia S.A. ADR*	3,251	177,082
Eastern Bankshares, Inc.	10,789	176,940
Banco Bradesco S.A. ADR	77,017	171,748
UBS Group AG	5,587	171,130
First Hawaiian, Inc.	6,927	169,296
Cathay General Bancorp	3,837	165,106
Independent Bank Corp.	2,525	158,191
Simmons First National Corp. — Class A	7,518	154,345
First Interstate BancSystem, Inc. — Class A	5,359	153,535
Bancorp, Inc.*	2,898	153,130
CVB Financial Corp.	8,097	149,471
First Financial Bancorp	5,920	147,882
Seacoast Banking Corporation of Florida	5,505	141,644
Banner Corp.	2,214	141,187
BOK Financial Corp.	912	94,985
Total Banks		23,584,781

Savings & Loans - 3.8%
Flagstar Financial, Inc.	16,560	192,427
Axos Financial, Inc.*	2,873	185,366
WSFS Financial Corp.	3,263	169,252
WaFd, Inc.	5,197	148,530
Banc of California, Inc.	9,743	138,253
Pacific Premier Bancorp, Inc.	6,375	135,915
Total Savings & Loans		969,743

Diversified Financial Services - 3.2%
Capital One Financial Corp.	4,593	823,525

Total Common Stocks
(Cost $24,199,959)		25,378,049

PREFERRED STOCKS† - 1.0%
Banks - 1.0%
Itau Unibanco Holding S.A.
ADR	43,758	240,667
Total Preferred Stocks
(Cost $197,412)		240,667

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.1%
J.P. Morgan Securities LLC issued 03/31/25 at 4.36% due 04/01/25	$13,810	13,810
BofA Securities, Inc. issued 03/31/25 at 4.35% due 04/01/25	10,584	10,584
Total Repurchase Agreements
(Cost $24,394)		24,394

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 3

SCHEDULE OF INVESTMENTS (concluded)	March 31, 2025
BANKING FUND

	Shares	Value
SECURITIES LENDING COLLATERAL†,3 - 0.8%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.27%[4]	214,346	$214,346
Total Securities Lending Collateral
(Cost $214,346)		214,346

Total Investments - 100.4%
(Cost $24,636,111)		$25,857,456
Other Assets & Liabilities, net - (0.4)%		(96,310)
Total Net Assets - 100.0%		$25,761,146

*	Non-income producing security.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at March 31, 2025 — See Note 7.
[2]	Repurchase Agreements — See Note 6.
[3]	Securities lending collateral — See Note 7.
[4]	Rate indicated is the 7-day yield as of March 31, 2025.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$25,378,049	$—	$—	$25,378,049
Preferred Stocks	240,667	—	—	240,667
Repurchase Agreements	—	24,394	—	24,394
Securities Lending Collateral	214,346	—	—	214,346
Total Assets	$25,833,062	$24,394	$—	$25,857,456

4 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

BANKING FUND

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2025

Assets:
Investments, at value - including $208,978 of securities loaned (cost $24,611,717)	$25,833,062
Repurchase agreements, at value (cost $24,394)	24,394
Receivables:
Securities sold	151,547
Fund shares sold	107,230
Dividends	69,321
Foreign tax reclaims	1,035
Securities lending income	708
Interest	3
Total assets	26,187,300

Liabilities:
Overdraft due to custodian bank	201
Payable for:
Return of securities lending collateral	214,346
Fund shares redeemed	165,493
Management fees	17,733
Transfer agent fees	9,549
Portfolio accounting and administration fees	2,138
Distribution and service fees	642
Trustees’ fees*	201
Miscellaneous	15,851
Total liabilities	426,154
Net assets	$25,761,146

Net assets consist of:
Paid in capital	$34,793,946
Total distributable earnings (loss)	(9,032,800)
Net assets	$25,761,146

Investor Class:
Net assets	$23,151,349
Capital shares outstanding	235,452
Net asset value per share	$98.33

Class A:
Net assets	$2,278,116
Capital shares outstanding	26,364
Net asset value per share	$86.41
Maximum offering price per share (Net asset value divided by 95.25%)	$90.72

Class C:
Net assets	$173,792
Capital shares outstanding	2,409
Net asset value per share	$72.14

Class H:
Net assets	$157,889
Capital shares outstanding	1,884
Net asset value per share	$83.81

STATEMENT OF OPERATIONS
Year Ended March 31, 2025

Investment Income:
Dividends (net of foreign withholding tax of $9,125)	$527,215
Interest	3,960
Income from securities lending, net	1,552
Total investment income	532,727

Expenses:
Management fees	143,749
Distribution and service fees:
Class A	6,301
Class C	2,470
Class H	543
Transfer agent fees	36,933
Portfolio accounting and administration fees	25,799
Registration fees	20,133
Professional fees	8,222
Custodian fees	2,367
Trustees’ fees*	1,641
Line of credit fees	196
Miscellaneous	3,630
Total expenses	251,984
Less:
Expenses reimbursed by Adviser	(8,451)
Net expenses	243,533
Net investment income	289,194

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	1,049,372
Net realized gain	1,049,372
Net change in unrealized appreciation (depreciation) on:
Investments	(1,909,793)
Net change in unrealized appreciation (depreciation)	(1,909,793)
Net realized and unrealized loss	(860,421)
Net decrease in net assets resulting from operations	$(571,227)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 5

BANKING FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended March 31, 2025	Year Ended March 31, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment income	$289,194	$291,615
Net realized gain on investments	1,049,372	271,737
Net change in unrealized appreciation (depreciation) on investments	(1,909,793)	2,440,315
Net increase (decrease) in net assets resulting from operations	(571,227)	3,003,667

Distributions to shareholders:
Investor Class	(173,671)	(68,740)
Class A	(101,730)	(46,546)
Class C	(9,507)	(5,758)
Class H	(6,707)	(3,113)
Total distributions to shareholders	(291,615)	(124,157)

Capital share transactions:
Proceeds from sale of shares
Investor Class	56,535,563	49,655,248
Class A	1,334,795	3,251,051
Class C	73,767	77,970
Class H	302,766	417,622
Distributions reinvested
Investor Class	170,841	67,792
Class A	101,356	46,127
Class C	9,507	5,758
Class H	6,707	3,067
Cost of shares redeemed
Investor Class	(55,912,178)	(29,991,468)
Class A	(1,866,195)	(4,243,656)
Class C	(241,429)	(653,022)
Class H	(401,362)	(324,799)
Net increase from capital share transactions	114,138	18,311,690
Net increase (decrease) in net assets	(748,704)	21,191,200

Net assets:
Beginning of year	26,509,850	5,318,650
End of year	$25,761,146	$26,509,850

Capital share activity:
Shares sold
Investor Class	566,825	632,229
Class A	15,794	50,010
Class C	1,034	1,375
Class H	3,753	6,000
Shares issued from reinvestment of distributions
Investor Class	1,604	864
Class A	1,082	664
Class C	121	98
Class H	74	45
Shares redeemed
Investor Class	(599,608)	(388,185)
Class A	(22,127)	(64,468)
Class C	(3,414)	(12,251)
Class H	(5,075)	(4,785)
Net increase (decrease) in shares	(39,937)	221,596

6 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

BANKING FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Investor Class	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$88.13	$70.50	$99.66	$95.71	$51.83
Income (loss) from investment operations:
Net investment income (loss)[a]	1.71	1.96	1.43	1.03	1.25
Net gain (loss) on investments (realized and unrealized)	11.82 [d]	16.90	(28.00)	3.42	44.89
Total from investment operations	13.53	18.86	(26.57)	4.45	46.14
Less distributions from:
Net investment income	(3.33)	(1.23)	(2.59)	(.50)	(2.26)
Total distributions	(3.33)	(1.23)	(2.59)	(.50)	(2.26)
Net asset value, end of period	$98.33	$88.13	$70.50	$99.66	$95.71

Total Return	15.06%	26.99%	(27.01%)	4.62%	90.06%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$23,151	$23,499	$1,531	$4,239	$9,027
Ratios to average net assets:
Net investment income (loss)	1.80%	2.46%	1.62%	1.02%	1.79%
Total expenses	1.43%	1.43%	1.40%	1.36%	1.43%
Net expenses[b]	1.38%	1.39%	1.40%	1.36%	1.43%
Portfolio turnover rate	280%	233%	384%	501%	799%

Class A	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$77.97	$62.66	$89.12	$85.85	$46.98
Income (loss) from investment operations:
Net investment income (loss)[a]	1.16	1.49	1.08	.71	1.02
Net gain (loss) on investments (realized and unrealized)	10.61 [d]	15.05	(24.95)	3.06	40.11
Total from investment operations	11.77	16.54	(23.87)	3.77	41.13
Less distributions from:
Net investment income	(3.33)	(1.23)	(2.59)	(.50)	(2.26)
Total distributions	(3.33)	(1.23)	(2.59)	(.50)	(2.26)
Net asset value, end of period	$86.41	$77.97	$62.66	$89.12	$85.85

Total Return[c]	14.76%	26.66%	(27.18%)	4.36%	88.72%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,278	$2,465	$2,845	$4,591	$4,050
Ratios to average net assets:
Net investment income (loss)	1.36%	2.25%	1.38%	0.77%	1.67%
Total expenses	1.69%	1.69%	1.65%	1.61%	1.69%
Net expenses[b]	1.64%	1.65%	1.65%	1.61%	1.69%
Portfolio turnover rate	280%	233%	384%	501%	799%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 7

BANKING FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class C	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$66.03	$53.62	$77.28	$75.07	$41.57
Income (loss) from investment operations:
Net investment income (loss)[a]	.46	.85	.41	.03	.49
Net gain (loss) on investments (realized and unrealized)	8.98 [d]	12.79	(21.48)	2.68	35.27
Total from investment operations	9.44	13.64	(21.07)	2.71	35.76
Less distributions from:
Net investment income	(3.33)	(1.23)	(2.59)	(.50)	(2.26)
Total distributions	(3.33)	(1.23)	(2.59)	(.50)	(2.26)
Net asset value, end of period	$72.14	$66.03	$53.62	$77.28	$75.07

Total Return[c]	13.91%	25.72%	(27.73%)	3.58%	87.34%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$174	$308	$828	$2,010	$892
Ratios to average net assets:
Net investment income (loss)	0.64%	1.54%	0.61%	0.03%	0.93%
Total expenses	2.44%	2.43%	2.40%	2.36%	2.45%
Net expenses[b]	2.39%	2.41%	2.40%	2.36%	2.45%
Portfolio turnover rate	280%	233%	384%	501%	799%

8 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

BANKING FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class H	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$75.71	$60.85	$86.66	$83.48	$45.73
Income (loss) from investment operations:
Net investment income (loss)[a]	1.17	1.47	.91	.63	.85
Net gain (loss) on investments (realized and unrealized)	10.26 [d]	14.62	(24.13)	3.05	39.16
Total from investment operations	11.43	16.09	(23.22)	3.68	40.01
Less distributions from:
Net investment income	(3.33)	(1.23)	(2.59)	(.50)	(2.26)
Total distributions	(3.33)	(1.23)	(2.59)	(.50)	(2.26)
Net asset value, end of period	$83.81	$75.71	$60.85	$86.66	$83.48

Total Return	14.77%	26.66%	(27.18%)	4.38%	88.66%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$158	$237	$114	$2,316	$4,601
Ratios to average net assets:
Net investment income (loss)	1.42%	2.23%	1.16%	0.71%	1.15%
Total expenses	1.69%	1.69%	1.65%	1.60%	1.63%
Net expenses[b]	1.64%	1.65%	1.65%	1.60%	1.63%
Portfolio turnover rate	280%	233%	384%	501%	799%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]

The amount shown for a share outstanding throughout the period does not agree with the aggregate net loss on investments for the year because of the sales and purchases of fund shares in relation to fluctuating market value of the investments of the Fund.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 9

SCHEDULE OF INVESTMENTS	March 31, 2025
BASIC MATERIALS FUND

	Shares	Value
COMMON STOCKS† - 99.5%

Chemicals - 33.1%
Linde plc	2,233	$1,039,774
Sherwin-Williams Co.	1,794	626,447
Ecolab, Inc.	2,222	563,321
Air Products and Chemicals, Inc.	1,892	557,989
DuPont de Nemours, Inc.	4,876	364,140
PPG Industries, Inc.	3,118	340,953
Dow, Inc.	9,554	333,626
International Flavors & Fragrances, Inc.	3,932	305,163
LyondellBasell Industries N.V. — Class A	4,105	288,992
RPM International, Inc.	2,299	265,948
CF Industries Holdings, Inc.	3,250	253,988
Nutrien Ltd.	4,905	243,631
Eastman Chemical Co.	2,463	217,015
Mosaic Co.	7,757	209,517
Albemarle Corp.	2,811	202,448
Axalta Coating Systems Ltd.*	5,594	185,553
Celanese Corp. — Class A	3,147	178,655
FMC Corp.	3,816	160,997
Balchem Corp.	916	152,056
Element Solutions, Inc.	6,559	148,299
Cabot Corp.	1,769	147,075
Westlake Corp.	1,264	126,438
Avient Corp.	3,300	122,628
Ashland, Inc.	2,015	119,469
Olin Corp.	4,839	117,297
Huntsman Corp.	6,761	106,756
Chemours Co.	7,216	97,632
Innospec, Inc.	1,003	95,034
Hawkins, Inc.	453	47,982
Total Chemicals		7,618,823

Mining - 28.8%
Newmont Corp.	10,506	507,230
Freeport-McMoRan, Inc.	13,008	492,483
Barrick Gold Corp.	17,456	339,345
Agnico Eagle Mines Ltd.	2,668	289,238
Kinross Gold Corp.	22,016	277,622
Wheaton Precious Metals Corp.	3,347	259,828
Anglogold Ashanti plc	6,995	259,654
Harmony Gold Mining Company Ltd. ADR	17,372	256,584
Rio Tinto plc ADR	4,196	252,096
BHP Group Ltd. ADR[1]	5,046	244,933
Franco-Nevada Corp.	1,517	239,018
Alamos Gold, Inc. — Class A	8,912	238,307
Gold Fields Ltd. ADR	10,677	235,855
Eldorado Gold Corp.*	13,908	233,933
Royal Gold, Inc.	1,412	230,876
IAMGOLD Corp.*	36,709	229,431
Pan American Silver Corp.	8,858	228,802
First Majestic Silver Corp.	33,800	226,122
Hudbay Minerals, Inc.	28,413	215,655
B2Gold Corp.	75,387	214,853
Equinox Gold Corp.*	31,067	213,741
Southern Copper Corp.	2,088	195,144
Alcoa Corp.	6,124	186,782
Coeur Mining, Inc.*	21,338	126,321
MP Materials Corp.*	5,062	123,563
Hecla Mining Co.	21,727	120,802
SSR Mining, Inc.*	9,228	92,557
Century Aluminum Co.*	3,486	64,700
Kaiser Aluminum Corp.	512	31,037
Total Mining		6,626,512

Packaging & Containers - 10.8%
Packaging Corporation of America	1,490	295,050
Smurfit WestRock plc	6,329	285,185
Ball Corp.	5,160	268,681
Amcor plc	27,185	263,694
Crown Holdings, Inc.	2,552	227,792
AptarGroup, Inc.	1,478	219,306
Berry Global Group, Inc.	2,809	196,096
Graphic Packaging Holding Co.	7,384	191,689
Sonoco Products Co.	3,229	152,538
Silgan Holdings, Inc.	2,959	151,264
Sealed Air Corp.	4,837	139,789
O-I Glass, Inc.*	8,228	94,375
Total Packaging & Containers		2,485,459

Iron & Steel - 10.1%
Nucor Corp.	2,893	348,144
Vale S.A. ADR	31,687	316,236
Steel Dynamics, Inc.	2,308	288,685
Reliance, Inc.	951	274,601
United States Steel Corp.	4,980	210,455
Carpenter Technology Corp.	1,153	208,901
ArcelorMittal S.A.	7,077	204,171
ATI, Inc.*	3,643	189,545
Commercial Metals Co.	3,491	160,621
Cleveland-Cliffs, Inc.*	15,530	127,657
Total Iron & Steel		2,329,016

Building Materials - 8.9%
CRH plc	5,897	518,759
Vulcan Materials Co.	1,676	391,011
Martin Marietta Materials, Inc.	791	378,201
Cemex SAB de CV ADR	37,434	210,005
Eagle Materials, Inc.	803	178,210
Louisiana-Pacific Corp.	1,847	169,887
Knife River Corp.*	1,783	160,844
Aspen Aerogels, Inc.*	7,618	48,679
Total Building Materials		2,055,596

Coal - 2.3%
Teck Resources Ltd. — Class B	6,165	224,591
Core Natural Resources, Inc.	1,826	140,785
Warrior Met Coal, Inc.	2,288	109,183
Alpha Metallurgical Resources, Inc.*	400	50,100
Total Coal		524,659

Biotechnology - 2.1%
Corteva, Inc.	7,507	472,415

10 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (concluded)	March 31, 2025
BASIC MATERIALS FUND

	Shares	Value
Forest Products & Paper - 1.6%
International Paper Co.	7,161	$382,039

Household Products & Housewares - 1.1%
Avery Dennison Corp.	1,467	261,082

Housewares - 0.4%
Scotts Miracle-Gro Co. — Class A	1,853	101,711

Environmental Control - 0.3%
PureCycle Technologies, Inc.*	10,161	70,314

Total Common Stocks
(Cost $14,559,997)		22,927,626

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.7%
J.P. Morgan Securities LLC issued 03/31/25 at 4.36% due 04/01/25	$85,496	85,496
BofA Securities, Inc. issued 03/31/25 at 4.35% due 04/01/25	65,523	65,523
Total Repurchase Agreements
(Cost $151,019)		151,019
SECURITIES LENDING COLLATERAL†,3 - 0.8%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.27%[4]	189,200	$189,200
Total Securities Lending Collateral
(Cost $189,200)		189,200

Total Investments - 101.0%
(Cost $14,900,216)		$23,267,845
Other Assets & Liabilities, net - (1.0)%		(233,616)
Total Net Assets - 100.0%		$23,034,229

*	Non-income producing security.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at March 31, 2025 — See Note 7.
[2]	Repurchase Agreements — See Note 6.
[3]	Securities lending collateral — See Note 7.
[4]	Rate indicated is the 7-day yield as of March 31, 2025.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$22,927,626	$—	$—	$22,927,626
Repurchase Agreements	—	151,019	—	151,019
Securities Lending Collateral	189,200	—	—	189,200
Total Assets	$23,116,826	$151,019	$—	$23,267,845

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 11

BASIC MATERIALS FUND

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2025

Assets:
Investments, at value - including $183,675 of securities loaned (cost $14,749,197)	$23,116,826
Repurchase agreements, at value (cost $151,019)	151,019
Cash	464
Receivables:
Dividends	29,568
Fund shares sold	1,748
Foreign tax reclaims	458
Securities lending income	278
Interest	18
Total assets	23,300,379

Liabilities:
Payable for:
Return of securities lending collateral	189,200
Fund shares redeemed	27,588
Management fees	15,882
Transfer agent fees	9,156
Distribution and service fees	2,098
Portfolio accounting and administration fees	1,915
Trustees’ fees*	252
Miscellaneous	20,059
Total liabilities	266,150
Net assets	$23,034,229

Net assets consist of:
Paid in capital	$16,776,480
Total distributable earnings (loss)	6,257,749
Net assets	$23,034,229

Investor Class:
Net assets	$15,304,849
Capital shares outstanding	201,461
Net asset value per share	$75.97

Class A:
Net assets	$6,036,102
Capital shares outstanding	88,054
Net asset value per share	$68.55
Maximum offering price per share (Net asset value divided by 95.25%)	$71.97

Class C:
Net assets	$853,280
Capital shares outstanding	15,551
Net asset value per share	$54.87

Class H:
Net assets	$839,998
Capital shares outstanding	12,759
Net asset value per share	$65.84

STATEMENT OF OPERATIONS
Year Ended March 31, 2025

Investment Income:
Dividends (net of foreign withholding tax of $11,899)	$505,252
Interest	6,164
Income from securities lending, net	9,901
Total investment income	521,317

Expenses:
Management fees	228,443
Distribution and service fees:
Class A	16,773
Class C	12,430
Class H	2,700
Transfer agent fees	58,159
Portfolio accounting and administration fees	41,003
Registration fees	33,603
Professional fees	12,892
Custodian fees	3,685
Trustees’ fees*	3,044
Line of credit fees	383
Miscellaneous	4,811
Total expenses	417,926
Less:
Expenses reimbursed by Adviser	(13,430)
Net expenses	404,496
Net investment income	116,821

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	3,071,365
Net realized gain	3,071,365
Net change in unrealized appreciation (depreciation) on:
Investments	(3,707,128)
Net change in unrealized appreciation (depreciation)	(3,707,128)
Net realized and unrealized loss	(635,763)
Net decrease in net assets resulting from operations	$(518,942)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

12 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

BASIC MATERIALS FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended March 31, 2025	Year Ended March 31, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment income	$116,821	$220,977
Net realized gain on investments	3,071,365	3,098,421
Net change in unrealized appreciation (depreciation) on investments	(3,707,128)	(1,001,241)
Net increase (decrease) in net assets resulting from operations	(518,942)	2,318,157

Distributions to shareholders:
Investor Class	(1,661,579)	(430,177)
Class A	(713,109)	(163,593)
Class C	(147,923)	(58,233)
Class H	(127,539)	(29,080)
Total distributions to shareholders	(2,650,150)	(681,083)

Capital share transactions:
Proceeds from sale of shares
Investor Class	11,309,203	15,390,212
Class A	1,487,818	1,725,949
Class C	117,383	348,442
Class H	217,844	68,201
Distributions reinvested
Investor Class	1,611,461	417,109
Class A	700,267	159,729
Class C	147,355	57,991
Class H	127,139	28,998
Cost of shares redeemed
Investor Class	(15,053,250)	(20,690,843)
Class A	(2,494,375)	(2,660,085)
Class C	(913,888)	(1,389,009)
Class H	(374,616)	(690,092)
Net decrease from capital share transactions	(3,117,659)	(7,233,398)
Net decrease in net assets	(6,286,751)	(5,596,324)

Net assets:
Beginning of year	29,320,980	34,917,304
End of year	$23,034,229	$29,320,980

Capital share activity:
Shares sold
Investor Class	135,558	192,395
Class A	19,279	23,750
Class C	1,888	5,700
Class H	2,870	972
Shares issued from reinvestment of distributions
Investor Class	20,557	5,424
Class A	9,892	2,270
Class C	2,595	993
Class H	1,870	427
Shares redeemed
Investor Class	(178,830)	(260,804)
Class A	(32,621)	(36,612)
Class C	(14,848)	(23,075)
Class H	(5,492)	(9,742)
Net decrease in shares	(37,282)	(98,302)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 13

BASIC MATERIALS FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Investor Class	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$86.40	$80.67	$89.73	$78.37	$42.39
Income (loss) from investment operations:
Net investment income (loss)[a]	.46	.67	.89	.60	.43
Net gain (loss) on investments (realized and unrealized)	(2.31)	6.81	(8.66)	12.39	37.12
Total from investment operations	(1.85)	7.48	(7.77)	12.99	37.55
Less distributions from:
Net investment income	(.04)	(1.75)	(1.29)	—	(.54)
Net realized gains	(8.54)	—	—	(1.63)	(1.03)
Total distributions	(8.58)	(1.75)	(1.29)	(1.63)	(1.57)
Net asset value, end of period	$75.97	$86.40	$80.67	$89.73	$78.37

Total Return	(2.45%)	9.55%	(8.59%)	16.72%	89.00%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$15,305	$19,369	$23,164	$51,058	$38,112
Ratios to average net assets:
Net investment income (loss)	0.55%	0.85%	1.11%	0.71%	0.67%
Total expenses	1.44%	1.43%	1.39%	1.36%	1.43%
Net expenses[b]	1.39%	1.40%	1.39%	1.36%	1.43%
Portfolio turnover rate	51%	49%	126%	169%	162%

Class A	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$78.99	$74.08	$82.73	$72.55	$39.41
Income (loss) from investment operations:
Net investment income (loss)[a]	.24	.46	.56	.35	.25
Net gain (loss) on investments (realized and unrealized)	(2.10)	6.20	(7.92)	11.46	34.46
Total from investment operations	(1.86)	6.66	(7.36)	11.81	34.71
Less distributions from:
Net investment income	(.04)	(1.75)	(1.29)	—	(.54)
Net realized gains	(8.54)	—	—	(1.63)	(1.03)
Total distributions	(8.58)	(1.75)	(1.29)	(1.63)	(1.57)
Net asset value, end of period	$68.55	$78.99	$74.08	$82.73	$72.55

Total Return[c]	(2.70%)	9.29%	(8.83%)	16.43%	88.52%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6,036	$7,228	$7,563	$7,506	$5,599
Ratios to average net assets:
Net investment income (loss)	0.32%	0.63%	0.77%	0.45%	0.44%
Total expenses	1.69%	1.68%	1.64%	1.61%	1.69%
Net expenses[b]	1.64%	1.65%	1.64%	1.61%	1.69%
Portfolio turnover rate	51%	49%	126%	169%	162%

14 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

BASIC MATERIALS FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class C	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$65.40	$62.10	$70.12	$62.18	$34.17
Income (loss) from investment operations:
Net investment income (loss)[a]	(.30)	(.11)	— [d]	(.18)	(.17)
Net gain (loss) on investments (realized and unrealized)	(1.65)	5.16	(6.73)	9.75	29.75
Total from investment operations	(1.95)	5.05	(6.73)	9.57	29.58
Less distributions from:
Net investment income	(.04)	(1.75)	(1.29)	—	(.54)
Net realized gains	(8.54)	—	—	(1.63)	(1.03)
Total distributions	(8.58)	(1.75)	(1.29)	(1.63)	(1.57)
Net asset value, end of period	$54.87	$65.40	$62.10	$70.12	$62.18

Total Return[c]	(3.43%)	8.47%	(9.51%)	15.57%	87.07%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$853	$1,695	$2,627	$3,839	$2,534
Ratios to average net assets:
Net investment income (loss)	(0.47%)	(0.18%)	— [e]	(0.27%)	(0.34%)
Total expenses	2.43%	2.43%	2.39%	2.36%	2.44%
Net expenses[b]	2.38%	2.40%	2.39%	2.36%	2.44%
Portfolio turnover rate	51%	49%	126%	169%	162%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 15

BASIC MATERIALS FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class H	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$76.20	$71.53	$79.95	$70.17	$38.15
Income (loss) from investment operations:
Net investment income (loss)[a]	.24	.41	.28	.56	.19
Net gain (loss) on investments (realized and unrealized)	(2.02)	6.01	(7.41)	10.85	33.40
Total from investment operations	(1.78)	6.42	(7.13)	11.41	33.59
Less distributions from:
Net investment income	(.04)	(1.75)	(1.29)	—	(.54)
Net realized gains	(8.54)	—	—	(1.63)	(1.03)
Total distributions	(8.58)	(1.75)	(1.29)	(1.63)	(1.57)
Net asset value, end of period	$65.84	$76.20	$71.53	$79.95	$70.17

Total Return	(2.69%)	9.29%	(8.85%)	16.42%	88.51%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$840	$1,030	$1,563	$10,420	$2,108
Ratios to average net assets:
Net investment income (loss)	0.33%	0.59%	0.38%	0.73%	0.33%
Total expenses	1.69%	1.68%	1.65%	1.60%	1.68%
Net expenses[b]	1.64%	1.65%	1.65%	1.60%	1.68%
Portfolio turnover rate	51%	49%	126%	169%	162%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Less than $0.01 per share.
[e]	Less than 0.01% or (0.01%).

16 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS	March 31, 2025
BIOTECHNOLOGY FUND

	Shares	Value
COMMON STOCKS† - 99.4%

Biotechnology - 75.8%
Amgen, Inc.	14,717	$4,585,081
Gilead Sciences, Inc.	37,674	4,221,372
Vertex Pharmaceuticals, Inc.*	7,994	3,875,651
Regeneron Pharmaceuticals, Inc.	5,077	3,219,986
Corteva, Inc.	43,585	2,742,804
Alnylam Pharmaceuticals, Inc.*	9,122	2,463,122
BeiGene Ltd. ADR*	7,699	2,095,437
Biogen, Inc.*	13,038	1,784,120
Royalty Pharma plc — Class A	49,676	1,546,414
United Therapeutics Corp.*	4,929	1,519,463
Insmed, Inc.*	19,715	1,504,057
BioMarin Pharmaceutical, Inc.*	20,691	1,462,647
Intra-Cellular Therapies, Inc.*	11,075	1,461,014
Illumina, Inc.*	17,445	1,384,086
Exelixis, Inc.*	34,137	1,260,338
Incyte Corp.*	19,286	1,167,767
Argenx SE ADR*	1,953	1,155,912
Halozyme Therapeutics, Inc.*	17,966	1,146,410
Moderna, Inc.*	39,698	1,125,438
Bridgebio Pharma, Inc.*	28,613	989,151
Guardant Health, Inc.*	22,653	965,018
TG Therapeutics, Inc.*	24,299	958,110
Legend Biotech Corp. ADR*	28,093	953,196
Blueprint Medicines Corp.*	10,759	952,279
Revolution Medicines, Inc.*	26,754	946,021
BioNTech SE ADR*	10,369	944,201
ADMA Biologics, Inc.*	43,818	869,349
Cytokinetics, Inc.*	20,961	842,423
Ionis Pharmaceuticals, Inc.*	27,488	829,313
Roivant Sciences Ltd.*	81,405	821,376
Axsome Therapeutics, Inc.*	6,919	806,963
Sarepta Therapeutics, Inc.*	12,405	791,687
CRISPR Therapeutics AG*,1	22,773	774,965
PTC Therapeutics, Inc.*	13,828	704,675
Ultragenyx Pharmaceutical, Inc.*	19,026	688,931
Crinetics Pharmaceuticals, Inc.*	20,328	681,801
SpringWorks Therapeutics, Inc.*	15,390	679,161
Avidity Biosciences, Inc.*	22,941	677,218
Amicus Therapeutics, Inc.*	74,384	606,973
Veracyte, Inc.*	20,235	599,968
Arcellx, Inc.*	9,039	592,958
Apellis Pharmaceuticals, Inc.*	26,577	581,239
Viking Therapeutics, Inc.*	24,057	580,977
Summit Therapeutics, Inc.*	30,008	578,854
ACADIA Pharmaceuticals, Inc.*	34,621	575,055
Recursion Pharmaceuticals, Inc. — Class A*,1	102,430	541,855
Denali Therapeutics, Inc.*	36,601	497,591
Nuvalent, Inc. — Class A*	6,993	495,944
Beam Therapeutics, Inc.*	25,359	495,261
Dynavax Technologies Corp.*	38,117	494,378
Arrowhead Pharmaceuticals, Inc.*	37,085	472,463
Krystal Biotech, Inc.*	2,520	454,356
Ideaya Biosciences, Inc.*	26,912	440,819
Immunovant, Inc.*	24,485	418,449
Celldex Therapeutics, Inc.*	21,816	395,960
Iovance Biotherapeutics, Inc.*	118,443	394,415
Dyne Therapeutics, Inc.*	36,025	376,822
Novavax, Inc.*,1	55,748	357,345
Intellia Therapeutics, Inc.*,1	41,511	295,143
Geron Corp.*	159,425	253,486
Total Biotechnology		66,097,268

Pharmaceuticals - 18.6%
AbbVie, Inc.	32,779	6,867,856
AstraZeneca plc ADR	25,870	1,901,445
Neurocrine Biosciences, Inc.*	12,079	1,335,937
Viatris, Inc.	145,587	1,268,063
Alkermes plc*	31,357	1,035,408
Jazz Pharmaceuticals plc*	8,239	1,022,872
Protagonist Therapeutics, Inc.*	13,168	636,805
Vaxcyte, Inc.*	16,618	627,496
Ascendis Pharma A/S ADR*	3,534	550,809
Madrigal Pharmaceuticals, Inc.*	1,488	492,870
Agios Pharmaceuticals, Inc.*	16,450	481,985
Total Pharmaceuticals		16,221,546

Healthcare-Products - 4.0%
Natera, Inc.*	12,303	1,739,767
Exact Sciences Corp.*	27,321	1,182,726
Twist Bioscience Corp.*	14,516	569,898
Total Healthcare-Products		3,492,391

Healthcare-Services - 1.0%
Medpace Holdings, Inc.*	2,827	861,359

Total Common Stocks
(Cost $51,116,424)		86,672,564

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.9%
J.P. Morgan Securities LLC issued 03/31/25 at 4.36% due 04/01/25	$432,521	432,521
BofA Securities, Inc. issued 03/31/25 at 4.35% due 04/01/25	331,479	331,479
Total Repurchase Agreements
(Cost $764,000)		764,000

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 17

SCHEDULE OF INVESTMENTS (concluded)	March 31, 2025
BIOTECHNOLOGY FUND

	Shares	Value
SECURITIES LENDING COLLATERAL†,3 - 1.5%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.27%[4]	1,265,702	$1,265,702
Total Securities Lending Collateral
(Cost $1,265,702)		1,265,702

Total Investments - 101.8%
(Cost $53,146,126)		$88,702,266
Other Assets & Liabilities, net - (1.8)%		(1,602,073)
Total Net Assets - 100.0%		$87,100,193

*	Non-income producing security.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at March 31, 2025 — See Note 7.
[2]	Repurchase Agreements — See Note 6.
[3]	Securities lending collateral — See Note 7.
[4]	Rate indicated is the 7-day yield as of March 31, 2025.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$86,672,564	$—	$—	$86,672,564
Repurchase Agreements	—	764,000	—	764,000
Securities Lending Collateral	1,265,702	—	—	1,265,702
Total Assets	$87,938,266	$764,000	$—	$88,702,266

18 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

BIOTECHNOLOGY FUND

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2025

Assets:
Investments, at value - including $1,125,567 of securities loaned (cost $52,382,126)	$87,938,266
Repurchase agreements, at value (cost $764,000)	764,000
Receivables:
Fund shares sold	10,333
Foreign tax reclaims	4,335
Securities lending income	181
Interest	92
Total assets	88,717,207

Liabilities:
Payable for:
Return of securities lending collateral	1,265,702
Fund shares redeemed	163,445
Management fees	61,694
Transfer agent fees	35,561
Portfolio accounting and administration fees	7,439
Distribution and service fees	3,902
Trustees’ fees*	986
Miscellaneous	78,285
Total liabilities	1,617,014
Net assets	$87,100,193

Net assets consist of:
Paid in capital	$46,597,334
Total distributable earnings (loss)	40,502,859
Net assets	$87,100,193

Investor Class:
Net assets	$69,948,780
Capital shares outstanding	1,099,554
Net asset value per share	$63.62

Class A:
Net assets	$12,539,724
Capital shares outstanding	233,007
Net asset value per share	$53.82
Maximum offering price per share (Net asset value divided by 95.25%)	$56.50

Class C:
Net assets	$517,373
Capital shares outstanding	12,947
Net asset value per share	$39.96

Class H:
Net assets	$4,094,316
Capital shares outstanding	80,374
Net asset value per share	$50.94

STATEMENT OF OPERATIONS
Year Ended March 31, 2025

Investment Income:
Dividends (net of foreign withholding tax of $965)	$884,121
Interest	26,160
Income from securities lending, net	7,853
Total investment income	918,134

Expenses:
Management fees	876,759
Distribution and service fees:
Class A	35,515
Class C	7,837
Class H	12,168
Transfer agent fees	223,844
Portfolio accounting and administration fees	157,370
Registration fees	127,825
Professional fees	48,536
Custodian fees	13,598
Trustees’ fees*	11,711
Line of credit fees	440
Miscellaneous	21,865
Total expenses	1,537,468
Less:
Expenses reimbursed by Adviser	(51,544)
Net expenses	1,485,924
Net investment loss	(567,790)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	15,323,055
Net realized gain	15,323,055
Net change in unrealized appreciation (depreciation) on:
Investments	(16,898,230)
Net change in unrealized appreciation (depreciation)	(16,898,230)
Net realized and unrealized loss	(1,575,175)
Net decrease in net assets resulting from operations	$(2,142,965)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 19

BIOTECHNOLOGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended March 31, 2025	Year Ended March 31, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(567,790)	$(480,703)
Net realized gain on investments	15,323,055	14,859,997
Net change in unrealized appreciation (depreciation) on investments	(16,898,230)	(5,138,730)
Net increase (decrease) in net assets resulting from operations	(2,142,965)	9,240,564

Distributions to shareholders:
Investor Class	(9,701,133)	—
Class A	(1,949,576)	—
Class C	(113,689)	—
Class H	(693,526)	—
Total distributions to shareholders	(12,457,924)	—

Capital share transactions:
Proceeds from sale of shares
Investor Class	64,276,404	27,388,563
Class A	2,045,858	1,750,509
Class C	241,921	185,861
Class H	259,634	438,546
Distributions reinvested
Investor Class	9,212,273	—
Class A	1,904,738	—
Class C	113,011	—
Class H	692,709	—
Cost of shares redeemed
Investor Class	(80,516,169)	(40,330,995)
Class A	(3,864,732)	(4,351,712)
Class C	(686,376)	(1,010,807)
Class H	(1,354,279)	(1,653,324)
Net decrease from capital share transactions	(7,675,008)	(17,583,359)
Net decrease in net assets	(22,275,897)	(8,342,795)

Net assets:
Beginning of year	109,376,090	117,718,885
End of year	$87,100,193	$109,376,090

Capital share activity:
Shares sold
Investor Class	893,682	389,294
Class A	32,226	29,027
Class C	4,610	3,821
Class H	4,355	7,277
Shares issued from reinvestment of distributions
Investor Class	136,701	—
Class A	33,387	—
Class C	2,662	—
Class H	12,828	—
Shares redeemed
Investor Class	(1,114,226)	(579,083)
Class A	(60,853)	(72,392)
Class C	(13,621)	(21,302)
Class H	(22,635)	(29,105)
Net decrease in shares	(90,884)	(272,463)

20 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

BIOTECHNOLOGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Investor Class	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$74.64	$68.29	$73.30	$94.01	$71.72
Income (loss) from investment operations:
Net investment income (loss)[a]	(.37)	(.26)	(.24)	(.52)	(.58)
Net gain (loss) on investments (realized and unrealized)	(1.23)	6.61	(3.87)	(4.42)	29.82
Total from investment operations	(1.60)	6.35	(4.11)	(4.94)	29.24
Less distributions from:
Net realized gains	(9.42)	—	(.90)	(15.77)	(6.95)
Total distributions	(9.42)	—	(.90)	(15.77)	(6.95)
Net asset value, end of period	$63.62	$74.64	$68.29	$73.30	$94.01

Total Return	(2.85%)	9.30%	(5.64%)	(6.81%)	40.80%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$69,949	$88,328	$93,776	$122,777	$151,506
Ratios to average net assets:
Net investment income (loss)	(0.50%)	(0.37%)	(0.34%)	(0.56%)	(0.62%)
Total expenses	1.44%	1.43%	1.39%	1.36%	1.45%
Net expenses[b]	1.39%	1.40%	1.39%	1.36%	1.45%
Portfolio turnover rate	79%	51%	61%	65%	115%

Class A	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$64.71	$59.35	$63.98	$84.21	$64.92
Income (loss) from investment operations:
Net investment income (loss)[a]	(.47)	(.38)	(.35)	(.65)	(.73)
Net gain (loss) on investments (realized and unrealized)	(1.00)	5.74	(3.38)	(3.81)	26.97
Total from investment operations	(1.47)	5.36	(3.73)	(4.46)	26.24
Less distributions from:
Net realized gains	(9.42)	—	(.90)	(15.77)	(6.95)
Total distributions	(9.42)	—	(.90)	(15.77)	(6.95)
Net asset value, end of period	$53.82	$64.71	$59.35	$63.98	$84.21

Total Return[c]	(3.09%)	9.03%	(5.87%)	(7.04%)	40.44%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$12,540	$14,770	$16,121	$19,263	$22,317
Ratios to average net assets:
Net investment income (loss)	(0.75%)	(0.62%)	(0.59%)	(0.80%)	(0.87%)
Total expenses	1.69%	1.68%	1.64%	1.61%	1.69%
Net expenses[b]	1.64%	1.65%	1.64%	1.61%	1.69%
Portfolio turnover rate	79%	51%	61%	65%	115%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 21

BIOTECHNOLOGY FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class C	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$50.77	$46.92	$51.15	$70.90	$55.85
Income (loss) from investment operations:
Net investment income (loss)[a]	(.74)	(.66)	(.64)	(1.09)	(1.15)
Net gain (loss) on investments (realized and unrealized)	(.65)	4.51	(2.69)	(2.89)	23.15
Total from investment operations	(1.39)	3.85	(3.33)	(3.98)	22.00
Less distributions from:
Net realized gains	(9.42)	—	(.90)	(15.77)	(6.95)
Total distributions	(9.42)	—	(.90)	(15.77)	(6.95)
Net asset value, end of period	$39.96	$50.77	$46.92	$51.15	$70.90

Total Return[c]	(3.83%)	8.21%	(6.58%)	(7.74%)	39.39%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$517	$980	$1,725	$3,174	$8,221
Ratios to average net assets:
Net investment income (loss)	(1.50%)	(1.38%)	(1.34%)	(1.58%)	(1.61%)
Total expenses	2.43%	2.43%	2.39%	2.36%	2.45%
Net expenses[b]	2.38%	2.40%	2.39%	2.36%	2.45%
Portfolio turnover rate	79%	51%	61%	65%	115%

22 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

BIOTECHNOLOGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class H	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$61.74	$56.63	$61.09	$81.10	$62.70
Income (loss) from investment operations:
Net investment income (loss)[a]	(.45)	(.36)	(.34)	(.64)	(.66)
Net gain (loss) on investments (realized and unrealized)	(.93)	5.47	(3.22)	(3.60)	26.01
Total from investment operations	(1.38)	5.11	(3.56)	(4.24)	25.35
Less distributions from:
Net realized gains	(9.42)	—	(.90)	(15.77)	(6.95)
Total distributions	(9.42)	—	(.90)	(15.77)	(6.95)
Net asset value, end of period	$50.94	$61.74	$56.63	$61.09	$81.10

Total Return	(3.10%)	9.02%	(5.87%)	(7.04%)	40.45%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,094	$5,299	$6,096	$9,352	$9,565
Ratios to average net assets:
Net investment income (loss)	(0.74%)	(0.62%)	(0.59%)	(0.82%)	(0.83%)
Total expenses	1.69%	1.68%	1.64%	1.61%	1.72%
Net expenses[b]	1.64%	1.65%	1.64%	1.61%	1.72%
Portfolio turnover rate	79%	51%	61%	65%	115%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[c]	Total return does not reflect the impact of any applicable sales charges.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 23

SCHEDULE OF INVESTMENTS	March 31, 2025
CONSUMER PRODUCTS FUND

	Shares	Value
COMMON STOCKS† - 100.0%

Food - 32.7%
Mondelez International, Inc. — Class A	18,967	$1,286,911
Kroger Co.	13,286	899,329
Sysco Corp.	11,011	826,266
Hershey Co.	4,555	779,042
General Mills, Inc.	12,812	766,030
Kraft Heinz Co.	22,389	681,297
Tyson Foods, Inc. — Class A	10,319	658,455
McCormick & Company, Inc.	7,830	644,487
Kellanova	7,775	641,360
Sprouts Farmers Market, Inc.*	3,698	564,463
US Foods Holding Corp.*	8,135	532,517
Conagra Brands, Inc.	18,248	486,674
Performance Food Group Co.*	6,167	484,911
J M Smucker Co.	4,030	477,192
Hormel Foods Corp.	13,350	413,049
Ingredion, Inc.	2,955	399,546
The Campbell’s Co.	9,671	386,066
Lamb Weston Holdings, Inc.	7,238	385,785
Albertsons Companies, Inc. — Class A	16,925	372,181
Post Holdings, Inc.*	2,856	332,324
Cal-Maine Foods, Inc.	3,180	289,062
Flowers Foods, Inc.	13,812	262,566
Simply Good Foods Co.*	7,084	244,327
Pilgrim’s Pride Corp.	3,899	212,535
Grocery Outlet Holding Corp.*	12,058	168,571
Lancaster Colony Corp.	490	85,750
Total Food		13,280,696

Beverages - 25.9%
Coca-Cola Co.	30,401	2,177,320
PepsiCo, Inc.	12,899	1,934,076
Keurig Dr Pepper, Inc.	26,130	894,169
Monster Beverage Corp.*	15,187	888,743
Constellation Brands, Inc. — Class A	3,844	705,451
Coca-Cola Europacific Partners plc	7,593	660,819
Brown-Forman Corp. — Class B	15,143	513,954
Anheuser-Busch InBev S.A. ADR[1]	7,475	460,161
Molson Coors Beverage Co. — Class B	7,467	454,516
Diageo plc ADR	4,046	423,980
Fomento Economico Mexicano SAB de CV ADR	4,184	408,275
Primo Brands Corp. — Class A	11,109	394,258
Celsius Holdings, Inc.*	10,300	366,886
Coca-Cola Consolidated, Inc.	174	234,900
Total Beverages		10,517,508

Cosmetics & Personal Care - 16.7%
Procter & Gamble Co.	15,850	2,701,157
Colgate-Palmolive Co.	12,686	1,188,678
Kenvue, Inc.	38,808	930,616
Estee Lauder Companies, Inc. — Class A	9,395	620,070
Unilever plc ADR	8,016	477,353
Haleon plc ADR[1]	41,684	428,928
elf Beauty, Inc.*	3,959	248,586
Inter Parfums, Inc.	1,620	184,469
Total Cosmetics & Personal Care		6,779,857

Agriculture - 13.8%
Philip Morris International, Inc.	13,622	2,162,220
Altria Group, Inc.	22,800	1,368,456
Archer-Daniels-Midland Co.	13,511	648,663
British American Tobacco plc ADR	12,362	511,416
Bunge Global S.A.	5,721	437,199
Darling Ingredients, Inc.*	10,307	321,991
Vital Farms, Inc.*	4,488	136,749
Total Agriculture		5,586,694

Household Products & Housewares - 6.8%
Kimberly-Clark Corp.	6,511	925,994
Church & Dwight Company, Inc.	6,376	701,934
Clorox Co.	3,895	573,539
WD-40 Co.	940	229,360
Spectrum Brands Holdings, Inc.	2,556	182,882
Reynolds Consumer Products, Inc.	6,519	155,543
Total Household Products & Housewares		2,769,252

Retail - 2.1%
Casey’s General Stores, Inc.	1,316	571,196
Freshpet, Inc.*	3,210	266,976
Total Retail		838,172

Pharmaceuticals - 1.1%
BellRing Brands, Inc.*	5,894	438,867

Internet - 0.9%
Maplebear, Inc.*	9,087	362,480

Total Common Stocks
(Cost $20,598,023)		40,573,526

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.0%
J.P. Morgan Securities LLC issued 03/31/25 at 4.36% due 04/01/25	$11,174	11,174
BofA Securities, Inc. issued 03/31/25 at 4.35% due 04/01/25	8,564	8,564
Total Repurchase Agreements
(Cost $19,738)		19,738

24 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (concluded)	March 31, 2025
CONSUMER PRODUCTS FUND

	Shares	Value
SECURITIES LENDING COLLATERAL†,3 - 1.7%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.27%[4]	684,243	$684,243
Total Securities Lending Collateral
(Cost $684,243)		684,243

Total Investments - 101.7%
(Cost $21,302,004)		$41,277,507
Other Assets & Liabilities, net - (1.7)%		(695,518)
Total Net Assets - 100.0%		$40,581,989

*	Non-income producing security.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at March 31, 2025 — See Note 7.
[2]	Repurchase Agreements — See Note 6.
[3]	Securities lending collateral — See Note 7.
[4]	Rate indicated is the 7-day yield as of March 31, 2025.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$40,573,526	$—	$—	$40,573,526
Repurchase Agreements	—	19,738	—	19,738
Securities Lending Collateral	684,243	—	—	684,243
Total Assets	$41,257,769	$19,738	$—	$41,277,507

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 25

CONSUMER PRODUCTS FUND

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2025

Assets:
Investments, at value - including $666,802 of securities loaned (cost $21,282,266)	$41,257,769
Repurchase agreements, at value (cost $19,738)	19,738
Receivables:
Dividends	102,225
Fund shares sold	12,438
Securities lending income	127
Interest	3
Total assets	41,392,300

Liabilities:
Payable for:
Return of securities lending collateral	684,243
Fund shares redeemed	36,844
Management fees	28,419
Transfer agent fees	16,698
Portfolio accounting and administration fees	3,427
Distribution and service fees	2,624
Trustees’ fees*	472
Miscellaneous	37,584
Total liabilities	810,311
Net assets	$40,581,989

Net assets consist of:
Paid in capital	$19,682,774
Total distributable earnings (loss)	20,899,215
Net assets	$40,581,989

Investor Class:
Net assets	$30,487,355
Capital shares outstanding	199,918
Net asset value per share	$152.50

Class A:
Net assets	$7,787,328
Capital shares outstanding	61,118
Net asset value per share	$127.41
Maximum offering price per share (Net asset value divided by 95.25%)	$133.76

Class C:
Net assets	$956,623
Capital shares outstanding	10,989
Net asset value per share	$87.05

Class H:
Net assets	$1,350,683
Capital shares outstanding	11,392
Net asset value per share	$118.56

STATEMENT OF OPERATIONS
Year Ended March 31, 2025

Investment Income:
Dividends (net of foreign withholding tax of $277)	$1,391,344
Interest	10,615
Income from securities lending, net	867
Total investment income	1,402,826

Expenses:
Management fees	435,501
Distribution and service fees:
Class A	20,107
Class C	17,589
Class H	3,469
Transfer agent fees	110,666
Portfolio accounting and administration fees	78,169
Registration fees	64,928
Professional fees	25,238
Custodian fees	6,856
Trustees’ fees*	5,913
Line of credit fees	276
Miscellaneous	7,594
Total expenses	776,306
Less:
Expenses reimbursed by Adviser	(25,602)
Net expenses	750,704
Net investment income	652,122

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	8,881,885
Net realized gain	8,881,885
Net change in unrealized appreciation (depreciation) on:
Investments	(8,786,719)
Net change in unrealized appreciation (depreciation)	(8,786,719)
Net realized and unrealized gain	95,166
Net increase in net assets resulting from operations	$747,288

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

26 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSUMER PRODUCTS FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended March 31, 2025	Year Ended March 31, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment income	$652,122	$845,472
Net realized gain on investments	8,881,885	9,038,604
Net change in unrealized appreciation (depreciation) on investments	(8,786,719)	(9,386,084)
Net increase in net assets resulting from operations	747,288	497,992

Distributions to shareholders:
Investor Class	(2,275,500)	(4,528,074)
Class A	(545,931)	(1,009,716)
Class C	(135,211)	(579,599)
Class H	(105,760)	(180,801)
Total distributions to shareholders	(3,062,402)	(6,298,190)

Capital share transactions:
Proceeds from sale of shares
Investor Class	34,884,877	30,668,858
Class A	2,252,657	1,318,675
Class C	81,328	190,577
Class H	678,521	507,400
Distributions reinvested
Investor Class	2,204,811	4,402,722
Class A	539,309	991,237
Class C	133,942	568,974
Class H	104,579	180,564
Cost of shares redeemed
Investor Class	(53,083,484)	(45,479,254)
Class A	(3,042,112)	(2,493,154)
Class C	(2,221,168)	(1,917,191)
Class H	(729,449)	(896,056)
Net decrease from capital share transactions	(18,196,189)	(11,956,648)
Net decrease in net assets	(20,511,303)	(17,756,846)

Net assets:
Beginning of year	61,093,292	78,850,138
End of year	$40,581,989	$61,093,292

Capital share activity*:
Shares sold
Investor Class	222,048	188,444
Class A	17,392	9,405
Class C	876	1,704
Class H	5,433	3,684
Shares issued from reinvestment of distributions
Investor Class	14,402	30,061
Class A	4,213	7,981
Class C	1,528	6,431
Class H	878	1,554
Shares redeemed
Investor Class	(341,504)	(279,334)
Class A	(23,129)	(18,343)
Class C	(24,011)	(18,984)
Class H	(5,897)	(6,684)
Net decrease in shares	(127,771)	(74,081)

*	Reverse share split — Capital share activity has been restated to reflect a 1:3 reverse share split effective February 24, 2025. See Note 11 in the Notes to Financial Statements.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 27

CONSUMER PRODUCTS FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Investor Class	Year Ended March 31, 2025[f]	Year Ended March 31, 2024[f]	Year Ended March 31, 2023[f]	Year Ended March 31, 2022[f]	Year Ended March 31, 2021[f]
Per Share Data
Net asset value, beginning of period	$158.12	$171.72	$181.58	$200.15	$158.63
Income (loss) from investment operations:
Net investment income (loss)[a]	2.10	2.25	2.91	1.98	2.10
Net gain (loss) on investments (realized and unrealized)	1.94	1.04 [d]	(.50)[e]	6.54	55.32
Total from investment operations	4.04	3.29	2.41	8.52	57.42
Less distributions from:
Net investment income	(2.43)	(2.64)	(1.86)	(1.86)	(2.19)
Net realized gains	(7.23)	(14.25)	(10.41)	(25.23)	(13.71)
Total distributions	(9.66)	(16.89)	(12.27)	(27.09)	(15.90)
Net asset value, end of period	$152.50	$158.12	$171.72	$181.58	$200.15

Total Return	2.53%	2.71%	1.40%	4.89%	36.78%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$30,487	$48,221	$62,816	$67,612	$83,023
Ratios to average net assets:
Net investment income (loss)	1.35%	1.39%	1.65%	1.01%	1.12%
Total expenses	1.43%	1.43%	1.39%	1.36%	1.45%
Net expenses[b]	1.38%	1.40%	1.39%	1.36%	1.45%
Portfolio turnover rate	57%	43%	79%	60%	38%

Class A	Year Ended March 31, 2025[f]	Year Ended March 31, 2024[f]	Year Ended March 31, 2023[f]	Year Ended March 31, 2022[f]	Year Ended March 31, 2021[f]
Per Share Data
Net asset value, beginning of period	$133.98	$148.57	$159.14	$179.17	$143.64
Income (loss) from investment operations:
Net investment income (loss)[a]	1.46	1.62	2.04	1.32	1.50
Net gain (loss) on investments (realized and unrealized)	1.63	.68 [d]	(.34)[e]	5.74	49.93
Total from investment operations	3.09	2.30	1.70	7.06	51.43
Less distributions from:
Net investment income	(2.43)	(2.64)	(1.86)	(1.86)	(2.19)
Net realized gains	(7.23)	(14.25)	(10.41)	(25.23)	(13.71)
Total distributions	(9.66)	(16.89)	(12.27)	(27.09)	(15.90)
Net asset value, end of period	$127.41	$133.98	$148.57	$159.14	$179.17

Total Return[c]	2.27%	2.46%	1.13%	4.65%	36.43%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$7,787	$8,393	$9,449	$9,820	$10,751
Ratios to average net assets:
Net investment income (loss)	1.12%	1.15%	1.34%	0.76%	0.89%
Total expenses	1.69%	1.68%	1.64%	1.61%	1.69%
Net expenses[b]	1.64%	1.65%	1.64%	1.61%	1.69%
Portfolio turnover rate	57%	43%	79%	60%	38%

28 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSUMER PRODUCTS FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class C	Year Ended March 31, 2025[f]	Year Ended March 31, 2024[f]	Year Ended March 31, 2023[f]	Year Ended March 31, 2022[f]	Year Ended March 31, 2021[f]
Per Share Data
Net asset value, beginning of period	$95.21	$111.52	$123.41	$146.04	$120.23
Income (loss) from investment operations:
Net investment income (loss)[a]	.30	.39	.66	—	.18
Net gain (loss) on investments (realized and unrealized)	1.20	.19 [d]	(.28)[e]	4.46	41.53
Total from investment operations	1.50	.58	.38	4.46	41.71
Less distributions from:
Net investment income	(2.43)	(2.64)	(1.86)	(1.86)	(2.19)
Net realized gains	(7.23)	(14.25)	(10.41)	(25.23)	(13.71)
Total distributions	(9.66)	(16.89)	(12.27)	(27.09)	(15.90)
Net asset value, end of period	$87.05	$95.21	$111.52	$123.41	$146.04

Total Return[c]	1.51%	1.70%	0.37%	3.87%	35.40%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$957	$3,103	$4,845	$6,578	$9,035
Ratios to average net assets:
Net investment income (loss)	0.32%	0.38%	0.56%	—	0.12%
Total expenses	2.43%	2.43%	2.39%	2.36%	2.45%
Net expenses[b]	2.38%	2.40%	2.39%	2.36%	2.45%
Portfolio turnover rate	57%	43%	79%	60%	38%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 29

CONSUMER PRODUCTS FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class H	Year Ended March 31, 2025[f]	Year Ended March 31, 2024[f]	Year Ended March 31, 2023[f]	Year Ended March 31, 2022[f]	Year Ended March 31, 2021[f]
Per Share Data
Net asset value, beginning of period	$125.33	$140.13	$150.80	$171.18	$137.79
Income (loss) from investment operations:
Net investment income (loss)[a]	1.37	1.50	1.86	1.14	1.47
Net gain (loss) on investments (realized and unrealized)	1.52	.59 [d]	(.26)[e]	5.57	47.82
Total from investment operations	2.89	2.09	1.60	6.71	49.29
Less distributions from:
Net investment income	(2.43)	(2.64)	(1.86)	(1.86)	(2.19)
Net realized gains	(7.23)	(14.25)	(10.41)	(25.23)	(13.71)
Total distributions	(9.66)	(16.89)	(12.27)	(27.09)	(15.90)
Net asset value, end of period	$118.56	$125.33	$140.13	$150.80	$171.18

Total Return	2.27%	2.45%	1.14%	4.65%	36.43%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,351	$1,376	$1,741	$2,443	$5,601
Ratios to average net assets:
Net investment income (loss)	1.12%	1.15%	1.28%	0.68%	0.90%
Total expenses	1.69%	1.68%	1.64%	1.61%	1.69%
Net expenses[b]	1.64%	1.65%	1.64%	1.61%	1.69%
Portfolio turnover rate	57%	43%	79%	60%	38%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]

The amount shown for a share outstanding throughout the period does not agree with the aggregate net loss on investments for the year because of the sales and purchases of fund shares in relation to fluctuating market value of the investments of the Fund.

[e]

The amount shown for a share outstanding throughout the period does not agree with the aggregate net gain on investments for the year because of the sales and purchases of fund shares in relation to fluctuating market value of the investments of the Fund.

[f]	Reverse share split — Per share amounts have been restated to reflect 1:3 reverse share split effective February 24, 2025. See Note 11 in the Notes to Financial Statements.

30 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS	March 31, 2025
ELECTRONICS FUND

	Shares	Value
COMMON STOCKS† - 100.0%

Semiconductors - 92.7%
NVIDIA Corp.	103,516	$11,219,064
Broadcom, Inc.	35,732	5,982,609
Advanced Micro Devices, Inc.*	29,778	3,059,392
Texas Instruments, Inc.	16,670	2,995,599
QUALCOMM, Inc.	19,479	2,992,169
Applied Materials, Inc.	16,765	2,432,937
Analog Devices, Inc.	11,301	2,279,073
Lam Research Corp.	30,144	2,191,469
KLA Corp.	3,189	2,167,882
Micron Technology, Inc.	24,562	2,134,192
Intel Corp.*	87,461	1,986,239
Marvell Technology, Inc.	26,011	1,601,497
Monolithic Power Systems, Inc.	2,077	1,204,619
Taiwan Semiconductor Manufacturing Company Ltd. ADR	7,190	1,193,540
NXP Semiconductor N.V.	6,166	1,171,910
Microchip Technology, Inc.	22,880	1,107,621
ASML Holding N.V. — Class G	1,646	1,090,689
ON Semiconductor Corp.*	22,851	929,807
ARM Holdings plc ADR*,1	8,682	927,151
United Microelectronics Corp. ADR[1]	115,878	828,528
Teradyne, Inc.	9,999	825,917
Entegris, Inc.	9,107	796,680
Skyworks Solutions, Inc.	11,199	723,791
STMicroelectronics N.V. — Class Y	32,118	705,311
ASE Technology Holding Company Ltd. ADR	78,201	685,041
Kulicke & Soffa Industries, Inc.	20,349	671,110
Astera Labs, Inc.*	10,255	611,916
Qorvo, Inc.*	8,434	610,706
Lattice Semiconductor Corp.*	11,038	578,943
MACOM Technology Solutions Holdings, Inc.*	5,720	574,174
Onto Innovation, Inc.*	4,403	534,260
Rambus, Inc.*	10,299	533,231
MKS Instruments, Inc.	6,642	532,356
Cirrus Logic, Inc.*	5,252	523,388
GLOBALFOUNDRIES, Inc.*	12,274	453,033
Nova Ltd.*	2,333	430,042
Semtech Corp.*	11,835	407,124
Allegro MicroSystems, Inc.*	15,302	384,539
Silicon Laboratories, Inc.*	3,306	372,157
Synaptics, Inc.*	5,698	363,077
Power Integrations, Inc.	7,124	359,762
Impinj, Inc.*	3,877	351,644
Amkor Technology, Inc.	18,118	327,211
FormFactor, Inc.*	11,477	324,684
Ambarella, Inc.*	6,188	311,442
Diodes, Inc.*	6,912	298,391
Axcelis Technologies, Inc.*	5,340	265,238
Veeco Instruments, Inc.*	11,886	238,671
ACM Research, Inc. — Class A*	10,145	236,784
SiTime Corp.*	1,456	222,579
Penguin Solutions, Inc.*	12,647	219,678
MaxLinear, Inc. — Class A*	18,235	198,032
Wolfspeed, Inc.*,1	39,214	119,995
Total Semiconductors		64,286,894

Energy-Alternate Sources - 4.2%
SolarEdge Technologies, Inc.*,1	49,375	798,888
First Solar, Inc.*	6,298	796,256
Canadian Solar, Inc.*,1	78,413	678,272
Enphase Energy, Inc.*	10,818	671,257
Total Energy-Alternate Sources		2,944,673

Electronics - 1.0%
Camtek Ltd.[1]	11,433	670,317

Electrical Components & Equipment - 0.8%
Universal Display Corp.	3,943	549,969

Telecommunications - 0.8%
Credo Technology Group Holding Ltd.*	13,488	541,678

Computers - 0.5%
Rigetti Computing, Inc.*,1	41,101	325,520

Total Common Stocks
(Cost $39,726,826)		69,319,051

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.5%
J.P. Morgan Securities LLC issued 03/31/25 at 4.36% due 04/01/25	$196,130	196,130
BofA Securities, Inc. issued 03/31/25 at 4.35% due 04/01/25	150,311	150,311
Total Repurchase Agreements
(Cost $346,441)		346,441

	Shares
SECURITIES LENDING COLLATERAL†,3 - 4.1%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.27%[4]	2,868,524	2,868,524
Total Securities Lending Collateral
(Cost $2,868,524)		2,868,524

Total Investments - 104.6%
(Cost $42,941,791)		$72,534,016
Other Assets & Liabilities, net - (4.6)%		(3,219,668)
Total Net Assets - 100.0%		$69,314,348

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 31

SCHEDULE OF INVESTMENTS (concluded)	March 31, 2025
ELECTRONICS FUND

*	Non-income producing security.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at March 31, 2025 — See Note 7.
[2]	Repurchase Agreements — See Note 6.
[3]	Securities lending collateral — See Note 7.
[4]	Rate indicated is the 7-day yield as of March 31, 2025.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$69,319,051	$—	$—	$69,319,051
Repurchase Agreements	—	346,441	—	346,441
Securities Lending Collateral	2,868,524	—	—	2,868,524
Total Assets	$72,187,575	$346,441	$—	$72,534,016

32 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

ELECTRONICS FUND

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2025

Assets:
Investments, at value - including $2,820,055 of securities loaned (cost $42,595,350)	$72,187,575
Repurchase agreements, at value (cost $346,441)	346,441
Receivables:
Fund shares sold	52,869
Dividends	32,494
Securities lending income	5,151
Interest	42
Total assets	72,624,572

Liabilities:
Payable for:
Return of securities lending collateral	2,868,524
Fund shares redeemed	268,788
Management fees	51,870
Transfer agent fees	32,913
Portfolio accounting and administration fees	6,255
Distribution and service fees	2,882
Trustees’ fees*	986
Miscellaneous	78,006
Total liabilities	3,310,224
Net assets	$69,314,348

Net assets consist of:
Paid in capital	$47,142,558
Total distributable earnings (loss)	22,171,790
Net assets	$69,314,348

Investor Class:
Net assets	$59,464,758
Capital shares outstanding	169,152
Net asset value per share	$351.55

Class A:
Net assets	$6,521,303
Capital shares outstanding	20,481
Net asset value per share	$318.41
Maximum offering price per share (Net asset value divided by 95.25%)	$334.29

Class C:
Net assets	$1,175,918
Capital shares outstanding	4,409
Net asset value per share	$266.71

Class H:
Net assets	$2,152,369
Capital shares outstanding	6,981
Net asset value per share	$308.32

STATEMENT OF OPERATIONS
Year Ended March 31, 2025

Investment Income:
Dividends (net of foreign withholding tax of $7,802)	$908,549
Interest	35,736
Income from securities lending, net	26,010
Total investment income	970,295

Expenses:
Management fees	955,601
Distribution and service fees:
Class A	20,794
Class C	16,932
Class H	8,275
Transfer agent fees	242,283
Portfolio accounting and administration fees	171,523
Registration fees	120,633
Professional fees	44,341
Custodian fees	14,881
Trustees’ fees*	12,123
Line of credit fees	125
Miscellaneous	51,313
Total expenses	1,658,824
Less:
Expenses reimbursed by Adviser	(56,175)
Net expenses	1,602,649
Net investment loss	(632,354)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	4,410,129
Net realized gain	4,410,129
Net change in unrealized appreciation (depreciation) on:
Investments	(18,705,975)
Net change in unrealized appreciation (depreciation)	(18,705,975)
Net realized and unrealized loss	(14,295,846)
Net decrease in net assets resulting from operations	$(14,928,200)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 33

ELECTRONICS FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended March 31, 2025	Year Ended March 31, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(632,354)	$(258,356)
Net realized gain on investments	4,410,129	2,298,068
Net change in unrealized appreciation (depreciation) on investments	(18,705,975)	25,104,892
Net increase (decrease) in net assets resulting from operations	(14,928,200)	27,144,604

Distributions to shareholders:
Investor Class	(1,394,936)	—
Class A	(155,503)	—
Class C	(33,818)	—
Class H	(64,591)	—
Total distributions to shareholders	(1,648,848)	—

Capital share transactions:
Proceeds from sale of shares
Investor Class	135,266,366	117,824,436
Class A	3,874,272	3,569,727
Class C	598,290	870,356
Class H	2,056,531	1,607,175
Distributions reinvested
Investor Class	1,279,879	—
Class A	150,263	—
Class C	32,658	—
Class H	63,674	—
Cost of shares redeemed
Investor Class	(144,876,751)	(101,602,963)
Class A	(3,740,466)	(4,009,456)
Class C	(915,642)	(848,357)
Class H	(2,132,780)	(5,124,430)
Net increase (decrease) from capital share transactions	(8,343,706)	12,286,488
Net increase (decrease) in net assets	(24,920,754)	39,431,092

Net assets:
Beginning of year	94,235,102	54,804,010
End of year	$69,314,348	$94,235,102

Capital share activity:
Shares sold
Investor Class	315,754	369,137
Class A	9,826	12,025
Class C	1,740	3,332
Class H	5,093	5,523
Shares issued from reinvestment of distributions
Investor Class	3,052	—
Class A	395	—
Class C	102	—
Class H	173	—
Shares redeemed
Investor Class	(343,864)	(318,257)
Class A	(9,606)	(13,692)
Class C	(2,803)	(3,413)
Class H	(5,799)	(19,867)
Net increase (decrease) in shares	(25,937)	34,788

34 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

ELECTRONICS FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Investor Class	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$422.50	$293.83	$304.55	$281.78	$137.65
Income (loss) from investment operations:
Net investment income (loss)[a]	(2.24)	(.90)	(.35)	(1.59)	(.71)
Net gain (loss) on investments (realized and unrealized)	(61.50)	129.57	(10.37)	35.88	150.08
Total from investment operations	(63.74)	128.67	(10.72)	34.29	149.37
Less distributions from:
Net realized gains	(7.21)	—	—	(11.52)	(5.24)
Total distributions	(7.21)	—	—	(11.52)	(5.24)
Net asset value, end of period	$351.55	$422.50	$293.83	$304.55	$281.78

Total Return	(15.36%)	43.79%	(3.52%)	11.63%	109.05%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$59,465	$82,055	$42,114	$60,738	$55,324
Ratios to average net assets:
Net investment income (loss)	(0.52%)	(0.27%)	(0.14%)	(0.51%)	(0.33%)
Total expenses	1.43%	1.43%	1.39%	1.36%	1.44%
Net expenses[b]	1.38%	1.39%	1.39%	1.36%	1.44%
Portfolio turnover rate	95%	96%	147%	281%	163%

Class A	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$384.31	$267.90	$278.40	$259.00	$127.06
Income (loss) from investment operations:
Net investment income (loss)[a]	(3.02)	(1.69)	(.95)	(2.15)	(1.15)
Net gain (loss) on investments (realized and unrealized)	(55.67)	118.10	(9.55)	33.07	138.33
Total from investment operations	(58.69)	116.41	(10.50)	30.92	137.18
Less distributions from:
Net realized gains	(7.21)	—	—	(11.52)	(5.24)
Total distributions	(7.21)	—	—	(11.52)	(5.24)
Net asset value, end of period	$318.41	$384.31	$267.90	$278.40	$259.00

Total Return[c]	(15.58%)	43.45%	(3.77%)	11.35%	108.53%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6,521	$7,635	$5,769	$8,827	$5,156
Ratios to average net assets:
Net investment income (loss)	(0.78%)	(0.56%)	(0.41%)	(0.76%)	(0.58%)
Total expenses	1.69%	1.68%	1.64%	1.61%	1.69%
Net expenses[b]	1.64%	1.65%	1.64%	1.61%	1.69%
Portfolio turnover rate	95%	96%	147%	281%	163%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 35

ELECTRONICS FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class C	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$325.49	$228.60	$239.35	$225.59	$111.87
Income (loss) from investment operations:
Net investment income (loss)[a]	(5.01)	(3.35)	(2.30)	(3.58)	(2.32)
Net gain (loss) on investments (realized and unrealized)	(46.56)	100.24	(8.45)	28.86	121.28
Total from investment operations	(51.57)	96.89	(10.75)	25.28	118.96
Less distributions from:
Net realized gains	(7.21)	—	—	(11.52)	(5.24)
Total distributions	(7.21)	—	—	(11.52)	(5.24)
Net asset value, end of period	$266.71	$325.49	$228.60	$239.35	$225.59

Total Return[c]	(16.21%)	42.38%	(4.49%)	10.51%	106.98%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,176	$1,748	$1,246	$1,838	$2,987
Ratios to average net assets:
Net investment income (loss)	(1.53%)	(1.31%)	(1.16%)	(1.48%)	(1.34%)
Total expenses	2.44%	2.43%	2.39%	2.36%	2.44%
Net expenses[b]	2.39%	2.40%	2.39%	2.36%	2.44%
Portfolio turnover rate	95%	96%	147%	281%	163%

36 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

ELECTRONICS FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class H	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$372.36	$259.59	$269.75	$251.22	$123.34
Income (loss) from investment operations:
Net investment income (loss)[a]	(2.97)	(1.56)	(.97)	(2.32)	(1.23)
Net gain (loss) on investments (realized and unrealized)	(53.86)	114.33	(9.19)	32.37	134.35
Total from investment operations	(56.83)	112.77	(10.16)	30.05	133.12
Less distributions from:
Net realized gains	(7.21)	—	—	(11.52)	(5.24)
Total distributions	(7.21)	—	—	(11.52)	(5.24)
Net asset value, end of period	$308.32	$372.36	$259.59	$269.75	$251.22

Total Return	(15.58%)	43.44%	(3.77%)	11.35%	108.53%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,152	$2,798	$5,674	$2,051	$8,383
Ratios to average net assets:
Net investment income (loss)	(0.79%)	(0.56%)	(0.43%)	(0.85%)	(0.60%)
Total expenses	1.69%	1.68%	1.64%	1.60%	1.67%
Net expenses[b]	1.64%	1.65%	1.64%	1.60%	1.67%
Portfolio turnover rate	95%	96%	147%	281%	163%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[c]	Total return does not reflect the impact of any applicable sales charges.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 37

SCHEDULE OF INVESTMENTS	March 31, 2025
ENERGY FUND

	Shares	Value
COMMON STOCKS† - 99.4%

Oil & Gas - 63.8%
Exxon Mobil Corp.	10,798	$1,284,206
Chevron Corp.	5,626	941,174
ConocoPhillips	6,169	647,868
Equities Corp.	11,350	606,430
EOG Resources, Inc.	3,685	472,564
Phillips 66	3,124	385,752
Hess Corp.	2,405	384,151
Marathon Petroleum Corp.	2,587	376,900
Valero Energy Corp.	2,720	359,230
Occidental Petroleum Corp.	6,609	326,220
Diamondback Energy, Inc.	1,966	314,324
Expand Energy Corp.	2,587	287,985
Devon Energy Corp.	7,611	284,651
BP plc ADR	8,326	281,336
Coterra Energy, Inc. — Class A	9,089	262,672
Shell plc ADR	3,524	258,239
Canadian Natural Resources Ltd.	7,606	234,265
Petroleo Brasileiro S.A. ADR	16,092	230,759
Suncor Energy, Inc.	5,720	221,478
Cenovus Energy, Inc.	14,500	201,695
Antero Resources Corp.*	4,873	197,064
Ovintiv, Inc.	4,418	189,090
Permian Resources Corp.	13,088	181,269
Viper Energy, Inc.	3,949	178,297
Range Resources Corp.	4,307	171,978
Equinor ASA ADR[1]	6,396	169,174
APA Corp.	7,554	158,785
Transocean Ltd.*	47,028	149,079
Chord Energy Corp.	1,305	147,100
Matador Resources Co.	2,676	136,717
HF Sinclair Corp.	3,957	130,106
Magnolia Oil & Gas Corp. — Class A	5,054	127,664
Seadrill Ltd.*	4,712	117,800
CNX Resources Corp.*	3,664	115,343
Murphy Oil Corp.	4,019	114,140
Texas Pacific Land Corp.	85	112,624
Weatherford International plc	2,022	108,278
California Resources Corp.	2,398	105,440
Civitas Resources, Inc.	2,958	103,205
SM Energy Co.	3,427	102,639
Patterson-UTI Energy, Inc.	12,181	100,128
Noble Corporation plc	4,091	96,957
Northern Oil & Gas, Inc.[1]	3,184	96,252
Crescent Energy Co. — Class A	8,362	93,989
Valaris Ltd.*	2,169	85,155
Helmerich & Payne, Inc.	3,218	84,054
Comstock Resources, Inc.*	3,580	72,817
PBF Energy, Inc. — Class A	3,506	66,930
Vital Energy, Inc.*	2,077	44,074
Total Oil & Gas		11,918,047

Pipelines - 17.1%
Williams Companies, Inc.	8,075	482,562
ONEOK, Inc.	4,413	437,858
Kinder Morgan, Inc.	14,744	420,646
Cheniere Energy, Inc.	1,718	397,545
Targa Resources Corp.	1,861	373,075
Enbridge, Inc.	5,252	232,716
TC Energy Corp.[1]	3,816	180,153
Golar LNG Ltd.	4,659	176,995
DT Midstream, Inc.	1,804	174,050
Antero Midstream Corp.	7,634	137,412
Pembina Pipeline Corp.	3,196	127,936
New Fortress Energy, Inc.[1]	8,700	72,297
Total Pipelines		3,213,245

Oil & Gas Services - 9.0%
Schlumberger N.V.	9,973	416,872
Baker Hughes Co.	8,357	367,290
Halliburton Co.	9,747	247,281
TechnipFMC plc	6,437	203,989
NOV, Inc.	8,923	135,808
ChampionX Corp.	4,429	131,984
Liberty Energy, Inc. — Class A	5,809	91,957
Tidewater, Inc.*	1,857	78,495
Total Oil & Gas Services		1,673,676

Energy-Alternate Sources - 3.4%
First Solar, Inc.*	1,491	188,507
SolarEdge Technologies, Inc.*,1	10,096	163,353
Enphase Energy, Inc.*	2,564	159,096
Sunrun, Inc.*	10,648	62,397
Plug Power, Inc.*,1	27,567	37,216
Green Plains, Inc.*	6,102	29,595
Total Energy-Alternate Sources		640,164

Mining - 1.6%
Cameco Corp.	4,916	202,343
Uranium Energy Corp.*	15,603	74,582
Centrus Energy Corp. — Class A*	437	27,186
Total Mining		304,111

Transportation - 1.2%
Scorpio Tankers, Inc.	3,149	118,339
Frontline plc	7,737	114,895
Total Transportation		233,234

Coal - 1.0%
Core Natural Resources, Inc.	1,436	110,716
Peabody Energy Corp.	5,144	69,701
Total Coal		180,417

Retail - 0.9%
Murphy USA, Inc.	347	163,024

38 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (concluded)	March 31, 2025
ENERGY FUND

	Shares	Value
Metal Fabricate & Hardware - 0.8%
Tenaris S.A. ADR	3,579	$139,975

Machinery-Diversified - 0.6%
Cactus, Inc. — Class A	2,318	106,234

Total Common Stocks
(Cost $8,929,161)		18,572,127

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.4%
J.P. Morgan Securities LLC issued 03/31/25 at 4.36% due 04/01/25	$42,295	42,295
BofA Securities, Inc. issued 03/31/25 at 4.35% due 04/01/25	32,414	32,414
Total Repurchase Agreements
(Cost $74,709)		74,709

	Shares
SECURITIES LENDING COLLATERAL†,3 - 2.4%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.27%[4]	441,254	441,254
Total Securities Lending Collateral
(Cost $441,254)		441,254

Total Investments - 102.2%
(Cost $9,445,124)		$19,088,090
Other Assets & Liabilities, net - (2.2)%		(406,239)
Total Net Assets - 100.0%		$18,681,851

*	Non-income producing security.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at March 31, 2025 — See Note 7.
[2]	Repurchase Agreements — See Note 6.
[3]	Securities lending collateral — See Note 7.
[4]	Rate indicated is the 7-day yield as of March 31, 2025.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$18,572,127	$—	$—	$18,572,127
Repurchase Agreements	—	74,709	—	74,709
Securities Lending Collateral	441,254	—	—	441,254
Total Assets	$19,013,381	$74,709	$—	$19,088,090

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 39

ENERGY FUND

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2025

Assets:
Investments, at value - including $424,549 of securities loaned (cost $9,370,415)	$19,013,381
Repurchase agreements, at value (cost $74,709)	74,709
Cash	2,798
Receivables:
Securities sold	3,948,820
Fund shares sold	28,272
Dividends	13,463
Securities lending income	662
Interest	9
Total assets	23,082,114

Liabilities:
Payable for:
Fund shares redeemed	3,916,911
Return of securities lending collateral	441,254
Management fees	13,559
Transfer agent fees	7,683
Distribution and service fees	2,055
Portfolio accounting and administration fees	1,635
Trustees’ fees*	212
Miscellaneous	16,954
Total liabilities	4,400,263
Net assets	$18,681,851

Net assets consist of:
Paid in capital	$22,645,102
Total distributable earnings (loss)	(3,963,251)
Net assets	$18,681,851

Investor Class:
Net assets	$12,292,021
Capital shares outstanding	48,257
Net asset value per share	$254.72

Class A:
Net assets	$3,923,916
Capital shares outstanding	16,950
Net asset value per share	$231.50
Maximum offering price per share (Net asset value divided by 95.25%)	$243.04

Class C:
Net assets	$1,424,481
Capital shares outstanding	7,506
Net asset value per share	$189.78

Class H:
Net assets	$1,041,433
Capital shares outstanding	4,667
Net asset value per share	$223.15

STATEMENT OF OPERATIONS
Year Ended March 31, 2025

Investment Income:
Dividends (net of foreign withholding tax of $12,227)	$774,870
Interest	5,786
Income from securities lending, net	4,123
Total investment income	784,779

Expenses:
Management fees	215,981
Distribution and service fees:
Class A	10,237
Class C	17,562
Class H	3,846
Transfer agent fees	54,399
Portfolio accounting and administration fees	38,767
Registration fees	30,407
Professional fees	15,366
Custodian fees	3,518
Trustees’ fees*	3,269
Line of credit fees	101
Miscellaneous	1,059
Total expenses	394,512
Less:
Expenses reimbursed by Adviser	(12,696)
Net expenses	381,816
Net investment income	402,963

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	4,093,626
Net realized gain	4,093,626
Net change in unrealized appreciation (depreciation) on:
Investments	(6,928,450)
Net change in unrealized appreciation (depreciation)	(6,928,450)
Net realized and unrealized loss	(2,834,824)
Net decrease in net assets resulting from operations	$(2,431,861)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

40 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

ENERGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended March 31, 2025	Year Ended March 31, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment income	$402,963	$761,104
Net realized gain on investments	4,093,626	10,149,054
Net change in unrealized appreciation (depreciation) on investments	(6,928,450)	(8,687,737)
Net increase (decrease) in net assets resulting from operations	(2,431,861)	2,222,421

Distributions to shareholders:
Investor Class	(470,416)	(1,379,867)
Class A	(162,082)	(122,041)
Class C	(81,371)	(71,490)
Class H	(47,235)	(36,889)
Total distributions to shareholders	(761,104)	(1,610,287)

Capital share transactions:
Proceeds from sale of shares
Investor Class	158,246,066	231,819,975
Class A	2,433,008	2,695,528
Class C	390,123	752,936
Class H	1,848,361	5,454,292
Distributions reinvested
Investor Class	448,965	1,308,347
Class A	155,462	117,682
Class C	80,481	69,867
Class H	46,056	36,342
Cost of shares redeemed
Investor Class	(168,714,924)	(272,676,183)
Class A	(2,602,684)	(3,672,418)
Class C	(700,410)	(1,516,746)
Class H	(3,277,842)	(4,148,511)
Net decrease from capital share transactions	(11,647,338)	(39,758,889)
Net decrease in net assets	(14,840,303)	(39,146,755)

Net assets:
Beginning of year	33,522,154	72,668,909
End of year	$18,681,851	$33,522,154

Capital share activity:
Shares sold
Investor Class	591,109	869,045
Class A	9,965	11,283
Class C	1,880	3,642
Class H	7,487	22,654
Shares issued from reinvestment of distributions
Investor Class	1,742	5,398
Class A	663	531
Class C	418	377
Class H	204	170
Shares redeemed
Investor Class	(631,322)	(1,048,889)
Class A	(10,710)	(15,653)
Class C	(3,527)	(7,663)
Class H	(13,590)	(17,865)
Net decrease in shares	(45,681)	(176,970)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 41

ENERGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Investor Class	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$283.41	$246.39	$239.96	$152.94	$81.74
Income (loss) from investment operations:
Net investment income (loss)[a]	4.61	4.93	7.06	3.62	1.44
Net gain (loss) on investments (realized and unrealized)	(23.72)	38.98	6.01 [d]	84.29	72.59
Total from investment operations	(19.11)	43.91	13.07	87.91	74.03
Less distributions from:
Net investment income	(9.58)	(6.89)	(6.64)	(.89)	(2.83)
Total distributions	(9.58)	(6.89)	(6.64)	(.89)	(2.83)
Net asset value, end of period	$254.72	$283.41	$246.39	$239.96	$152.94

Total Return	(6.78%)	18.30%	5.34%	57.65%	91.43%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$12,292	$24,579	$64,350	$57,612	$18,220
Ratios to average net assets:
Net investment income (loss)	1.71%	1.91%	2.79%	1.99%	2.02%
Total expenses	1.43%	1.45%	1.39%	1.36%	1.42%
Net expenses[b]	1.38%	1.41%	1.39%	1.36%	1.42%
Portfolio turnover rate	534%	500%	363%	382%	939%

Class A	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$259.15	$226.42	$221.55	$141.62	$76.01
Income (loss) from investment operations:
Net investment income (loss)[a]	3.50	3.80	5.79	2.67	1.00
Net gain (loss) on investments (realized and unrealized)	(21.57)	35.82	5.72 [d]	78.15	67.44
Total from investment operations	(18.07)	39.62	11.51	80.82	68.44
Less distributions from:
Net investment income	(9.58)	(6.89)	(6.64)	(.89)	(2.83)
Total distributions	(9.58)	(6.89)	(6.64)	(.89)	(2.83)
Net asset value, end of period	$231.50	$259.15	$226.42	$221.55	$141.62

Total Return[c]	(7.01%)	18.02%	5.08%	57.25%	90.89%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,924	$4,414	$4,726	$4,015	$2,214
Ratios to average net assets:
Net investment income (loss)	1.43%	1.61%	2.48%	1.60%	1.60%
Total expenses	1.69%	1.68%	1.64%	1.61%	1.68%
Net expenses[b]	1.64%	1.65%	1.64%	1.61%	1.68%
Portfolio turnover rate	534%	500%	363%	382%	939%

42 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

ENERGY FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class C	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$215.84	$191.16	$189.40	$122.07	$66.27
Income (loss) from investment operations:
Net investment income (loss)[a]	1.40	1.68	3.61	1.32	.56
Net gain (loss) on investments (realized and unrealized)	(17.88)	29.89	4.79 [d]	66.90	58.07
Total from investment operations	(16.48)	31.57	8.40	68.22	58.63
Less distributions from:
Net investment income	(9.58)	(6.89)	(6.64)	(.89)	(2.83)
Total distributions	(9.58)	(6.89)	(6.64)	(.89)	(2.83)
Net asset value, end of period	$189.78	$215.84	$191.16	$189.40	$122.07

Total Return[c]	(7.71%)	17.14%	4.29%	56.07%	89.48%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,424	$1,885	$2,366	$1,640	$746
Ratios to average net assets:
Net investment income (loss)	0.69%	0.84%	1.82%	0.91%	1.05%
Total expenses	2.44%	2.43%	2.39%	2.36%	2.44%
Net expenses[b]	2.39%	2.40%	2.39%	2.36%	2.44%
Portfolio turnover rate	534%	500%	363%	382%	939%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 43

ENERGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class H	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$250.19	$218.83	$214.30	$137.02	$73.61
Income (loss) from investment operations:
Net investment income (loss)[a]	3.79	2.97	5.41	2.80	1.06
Net gain (loss) on investments (realized and unrealized)	(21.25)	35.28	5.76 [d]	75.37	65.18
Total from investment operations	(17.46)	38.25	11.17	78.17	66.24
Less distributions from:
Net investment income	(9.58)	(6.89)	(6.64)	(.89)	(2.83)
Total distributions	(9.58)	(6.89)	(6.64)	(.89)	(2.83)
Net asset value, end of period	$223.15	$250.19	$218.83	$214.30	$137.02

Total Return	(7.01%)	18.02%	5.08%	57.25%	90.87%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,041	$2,643	$1,227	$2,079	$1,578
Ratios to average net assets:
Net investment income (loss)	1.58%	1.28%	2.40%	1.73%	1.60%
Total expenses	1.67%	1.68%	1.65%	1.61%	1.68%
Net expenses[b]	1.62%	1.65%	1.65%	1.61%	1.68%
Portfolio turnover rate	534%	500%	363%	382%	939%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]

The amount shown for a share outstanding throughout the period does not agree with the aggregate net loss on investments for the year because of the sales and purchases of fund shares in relation to fluctuating market value of the investments of the Fund.

44 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS	March 31, 2025
ENERGY SERVICES FUND

	Shares	Value
COMMON STOCKS† - 99.5%

Oil & Gas Services - 71.4%
Schlumberger N.V.	14,943	$624,617
Baker Hughes Co.	12,522	550,342
Halliburton Co.	14,604	370,503
TechnipFMC plc	6,715	212,798
NOV, Inc.	13,372	203,522
ChampionX Corp.	6,636	197,753
Archrock, Inc.	7,002	183,732
Liberty Energy, Inc. — Class A	8,705	137,800
Oceaneering International, Inc.*	5,708	124,491
Tidewater, Inc.*	2,782	117,595
Kodiak Gas Services, Inc.	3,145	117,309
Atlas Energy Solutions, Inc.[1]	5,433	96,925
Select Water Solutions, Inc. — Class A	9,087	95,414
Helix Energy Solutions Group, Inc.*	10,740	89,249
Solaris Energy Infrastructure, Inc. — Class A	4,090	88,998
Aris Water Solutions, Inc. — Class A	2,589	82,952
Expro Group Holdings N.V.*	7,959	79,112
ProPetro Holding Corp.*	9,156	67,297
RPC, Inc.	11,015	60,583
ProFrac Holding Corp. — Class A*,1	2,620	19,886
Total Oil & Gas Services		3,520,878

Oil & Gas - 21.9%
Weatherford International plc	3,031	162,310
Patterson-UTI Energy, Inc.	18,253	150,040
Noble Corporation plc	6,132	145,328
Transocean Ltd.*	45,343	143,737
Valaris Ltd.*	3,249	127,556
Helmerich & Payne, Inc.	4,821	125,925
Seadrill Ltd.*	4,957	123,925
Borr Drilling Ltd.[1]	34,325	75,172
Nabors Industries Ltd.*	602	25,109
Total Oil & Gas		1,079,102

Machinery-Diversified - 3.2%
Cactus, Inc. — Class A	3,473	159,167

Metal Fabricate & Hardware - 3.0%
Tenaris S.A. ADR	3,751	146,702

Total Common Stocks
(Cost $2,508,501)		4,905,849

	Face Amount
REPURCHASE AGREEMENTS††,2 - 1.1%
J.P. Morgan Securities LLC issued 03/31/25 at 4.36% due 04/01/25	$30,878	30,878
BofA Securities, Inc. issued 03/31/25 at 4.35% due 04/01/25	23,664	23,664
Total Repurchase Agreements
(Cost $54,542)		54,542

	Shares
SECURITIES LENDING COLLATERAL†,3 - 2.9%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.27%[4]	143,516	143,516
Total Securities Lending Collateral
(Cost $143,516)		143,516

Total Investments - 103.5%
(Cost $2,706,559)		$5,103,907
Other Assets & Liabilities, net - (3.5)%		(173,561)
Total Net Assets - 100.0%		$4,930,346

*	Non-income producing security.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at March 31, 2025 — See Note 7.
[2]	Repurchase Agreements — See Note 6.
[3]	Securities lending collateral — See Note 7.
[4]	Rate indicated is the 7-day yield as of March 31, 2025.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 45

SCHEDULE OF INVESTMENTS (concluded)	March 31, 2025
ENERGY SERVICES FUND

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$4,905,849	$—	$—	$4,905,849
Repurchase Agreements	—	54,542	—	54,542
Securities Lending Collateral	143,516	—	—	143,516
Total Assets	$5,049,365	$54,542	$—	$5,103,907

46 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

ENERGY SERVICES FUND

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2025

Assets:
Investments, at value - including $134,350 of securities loaned (cost $2,652,017)	$5,049,365
Repurchase agreements, at value (cost $54,542)	54,542
Receivables:
Dividends	6,112
Fund shares sold	3,801
Foreign tax reclaims	160
Securities lending income	48
Interest	6
Total assets	5,114,034

Liabilities:
Payable for:
Return of securities lending collateral	143,516
Securities purchased	27,349
Management fees	3,670
Transfer agent fees	2,452
Distribution and service fees	492
Portfolio accounting and administration fees	443
Trustees’ fees*	70
Fund shares redeemed	10
Miscellaneous	5,686
Total liabilities	183,688
Net assets	$4,930,346

Net assets consist of:
Paid in capital	$41,898,593
Total distributable earnings (loss)	(36,968,247)
Net assets	$4,930,346

Investor Class:
Net assets	$3,616,439
Capital shares outstanding	17,205
Net asset value per share	$210.20

Class A:
Net assets	$771,009
Capital shares outstanding	3,981
Net asset value per share	$193.67
Maximum offering price per share (Net asset value divided by 95.25%)	$203.33

Class C:
Net assets	$315,718
Capital shares outstanding	1,927
Net asset value per share	$163.84

Class H:
Net assets	$227,180
Capital shares outstanding	1,211
Net asset value per share	$187.60

STATEMENT OF OPERATIONS
Year Ended March 31, 2025

Investment Income:
Dividends (net of foreign withholding tax of $16)	$148,244
Interest	2,404
Income from securities lending, net	492
Total investment income	151,140

Expenses:
Management fees	68,537
Distribution and service fees:
Class A	2,388
Class C	4,492
Class H	1,545
Transfer agent fees	17,523
Portfolio accounting and administration fees	12,302
Registration fees	7,865
Professional fees	6,242
Trustees’ fees*	1,250
Custodian fees	1,242
Line of credit fees	180
Miscellaneous	418
Total expenses	123,984
Less:
Expenses reimbursed by Adviser
Total waived expenses	(4,029)
Net expenses	119,955
Net investment income	31,185

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	2,346,310
Net realized gain	2,346,310
Net change in unrealized appreciation (depreciation) on:
Investments	(4,159,427)
Net change in unrealized appreciation (depreciation)	(4,159,427)
Net realized and unrealized loss	(1,813,117)
Net decrease in net assets resulting from operations	$(1,781,932)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 47

ENERGY SERVICES FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended March 31, 2025	Year Ended March 31, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment income	$31,185	$1,489
Net realized gain (loss) on investments	2,346,310	(1,622,348)
Net change in unrealized appreciation (depreciation) on investments	(4,159,427)	2,917,554
Net increase (decrease) in net assets resulting from operations	(1,781,932)	1,296,695

Capital share transactions:
Proceeds from sale of shares
Investor Class	42,268,472	80,881,054
Class A	1,336,902	2,254,084
Class C	156,340	121,373
Class H	73,711	3,381,767
Cost of shares redeemed
Investor Class	(49,464,550)	(102,094,522)
Class A	(1,629,942)	(2,540,156)
Class C	(301,464)	(662,919)
Class H	(560,637)	(3,827,092)
Net decrease from capital share transactions	(8,121,168)	(22,486,411)
Net decrease in net assets	(9,903,100)	(21,189,716)

Net assets:
Beginning of year	14,833,446	36,023,162
End of year	$4,930,346	$14,833,446

Capital share activity:
Shares sold
Investor Class	177,670	317,141
Class A	6,049	10,056
Class C	820	645
Class H	354	14,895
Shares redeemed
Investor Class	(205,584)	(424,550)
Class A	(7,316)	(11,542)
Class C	(1,599)	(3,706)
Class H	(2,736)	(16,942)
Net decrease in shares	(32,342)	(114,003)

48 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

ENERGY SERVICES FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Investor Class	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$268.17	$213.90	$231.88	$169.20	$75.50
Income (loss) from investment operations:
Net investment income (loss)[a]	1.18	.15	(.56)	(.63)	.20
Net gain (loss) on investments (realized and unrealized)	(59.15)	54.12	(17.42)	63.81	95.34
Total from investment operations	(57.97)	54.27	(17.98)	63.18	95.54
Less distributions from:
Net investment income	—	—	—	(.50)	(1.84)
Total distributions	—	—	—	(.50)	(1.84)
Net asset value, end of period	$210.20	$268.17	$213.90	$231.88	$169.20

Total Return	(21.62%)	25.37%	(7.75%)	37.44%	127.06%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,616	$12,100	$32,626	$9,376	$4,703
Ratios to average net assets:
Net investment income (loss)	0.48%	0.06%	(0.26%)	(0.35%)	0.82%
Total expenses	1.43%	1.45%	1.39%	1.36%	1.42%
Net expenses[b]	1.38%	1.42%	1.39%	1.36%	1.42%
Portfolio turnover rate	431%	296%	242%	290%	770%

Class A	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$247.69	$198.04	$215.25	$157.49	$70.51
Income (loss) from investment operations:
Net investment income (loss)[a]	.61	(.38)	(1.16)	(1.04)	.19
Net gain (loss) on investments (realized and unrealized)	(54.63)	50.03	(16.05)	59.30	88.63
Total from investment operations	(54.02)	49.65	(17.21)	58.26	88.82
Less distributions from:
Net investment income	—	—	—	(.50)	(1.84)
Total distributions	—	—	—	(.50)	(1.84)
Net asset value, end of period	$193.67	$247.69	$198.04	$215.25	$157.49

Total Return[c]	(21.81%)	25.07%	(8.00%)	37.09%	126.39%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$771	$1,300	$1,334	$1,036	$676
Ratios to average net assets:
Net investment income (loss)	0.28%	(0.17%)	(0.58%)	(0.61%)	0.87%
Total expenses	1.69%	1.68%	1.64%	1.61%	1.68%
Net expenses[b]	1.64%	1.65%	1.64%	1.61%	1.68%
Portfolio turnover rate	431%	296%	242%	290%	770%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 49

ENERGY SERVICES FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class C	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$211.16	$170.13	$186.29	$137.36	$62.08
Income (loss) from investment operations:
Net investment income (loss)[a]	(.92)	(1.79)	(2.20)	(2.02)	(.01)
Net gain (loss) on investments (realized and unrealized)	(46.40)	42.82	(13.96)	51.45	77.13
Total from investment operations	(47.32)	41.03	(16.16)	49.43	77.12
Less distributions from:
Net investment income	—	—	—	(.50)	(1.84)
Total distributions	—	—	—	(.50)	(1.84)
Net asset value, end of period	$163.84	$211.16	$170.13	$186.29	$137.36

Total Return[c]	(22.40%)	24.12%	(8.67%)	36.07%	124.62%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$316	$571	$981	$814	$479
Ratios to average net assets:
Net investment income (loss)	(0.48%)	(0.95%)	(1.27%)	(1.37%)	(0.03%)
Total expenses	2.44%	2.43%	2.40%	2.36%	2.43%
Net expenses[b]	2.39%	2.40%	2.40%	2.36%	2.43%
Portfolio turnover rate	431%	296%	242%	290%	770%

50 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

ENERGY SERVICES FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class H	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$240.05	$191.93	$208.59	$152.63	$68.37
Income (loss) from investment operations:
Net investment income (loss)[a]	.57	(.49)	(1.52)	(.75)	.02
Net gain (loss) on investments (realized and unrealized)	(53.02)	48.61	(15.14)	57.21	86.08
Total from investment operations	(52.45)	48.12	(16.66)	56.46	86.10
Less distributions from:
Net investment income	—	—	—	(.50)	(1.84)
Total distributions	—	—	—	(.50)	(1.84)
Net asset value, end of period	$187.60	$240.05	$191.93	$208.59	$152.63

Total Return	(21.85%)	25.07%	(7.99%)	37.09%	126.23%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$227	$863	$1,082	$11,057	$689
Ratios to average net assets:
Net investment income (loss)	0.26%	(0.23%)	(0.76%)	(0.43%)	0.11%
Total expenses	1.68%	1.68%	1.65%	1.62%	1.68%
Net expenses[b]	1.63%	1.65%	1.65%	1.62%	1.68%
Portfolio turnover rate	431%	296%	242%	290%	770%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[c]	Total return does not reflect the impact of any applicable sales charges.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 51

SCHEDULE OF INVESTMENTS	March 31, 2025
FINANCIAL SERVICES FUND

	Shares	Value
COMMON STOCKS† - 98.6%

Banks - 24.7%
JPMorgan Chase & Co.	3,343	$820,038
Bank of America Corp.	12,649	527,843
Wells Fargo & Co.	6,607	474,317
Goldman Sachs Group, Inc.	752	410,810
Morgan Stanley	3,170	369,844
Citigroup, Inc.	5,000	354,950
PNC Financial Services Group, Inc.	1,455	255,745
U.S. Bancorp	5,852	247,071
Bank of New York Mellon Corp.	2,863	240,120
Truist Financial Corp.	5,462	224,761
NU Holdings Limited/Cayman Islands — Class A*	21,935	224,614
ICICI Bank Ltd. ADR	6,627	208,883
HDFC Bank Ltd. ADR	3,126	207,692
Toronto-Dominion Bank	3,203	191,988
Popular, Inc.	2,067	190,929
Royal Bank of Canada	1,628	183,508
Bank of Nova Scotia	3,747	177,720
M&T Bank Corp.	925	165,344
Fifth Third Bancorp	3,999	156,761
State Street Corp.	1,719	153,902
Huntington Bancshares, Inc.	9,587	143,901
Regions Financial Corp.	6,259	136,008
Northern Trust Corp.	1,332	131,402
KeyCorp	8,126	129,935
Citizens Financial Group, Inc.	3,062	125,450
East West Bancorp, Inc.	1,215	109,058
First Horizon Corp.	5,035	97,780
Commerce Bancshares, Inc.	1,408	87,620
Western Alliance Bancorporation	1,127	86,587
Comerica, Inc.	1,440	85,046
Zions Bancorp North America	1,677	83,615
Old National Bancorp	3,785	80,204
UMB Financial Corp.	770	77,847
Columbia Banking System, Inc.	2,799	69,807
Bank OZK	1,505	65,392
Valley National Bancorp	7,113	63,235
First Citizens BancShares, Inc. — Class A	32	59,332
Pinnacle Financial Partners, Inc.	559	59,276
Wintrust Financial Corp.	509	57,242
Total Banks		7,535,577

Diversified Financial Services - 23.3%
Visa, Inc. — Class A	2,342	820,777
Mastercard, Inc. — Class A	1,194	654,455
Charles Schwab Corp.	4,643	363,454
American Express Co.	1,344	361,603
Blackrock, Inc.	381	360,609
Intercontinental Exchange, Inc.	1,748	301,530
CME Group, Inc. — Class A	1,130	299,778
Interactive Brokers Group, Inc. — Class A	1,563	258,817
Capital One Financial Corp.	1,429	256,220
Apollo Global Management, Inc.	1,696	232,250
Ares Management Corp. — Class A	1,437	210,679
Ameriprise Financial, Inc.	430	208,167
Discover Financial Services	1,206	205,864
Coinbase Global, Inc. — Class A*	1,136	195,653
XP, Inc. — Class A	13,855	190,506
Nasdaq, Inc.	2,436	184,795
Tradeweb Markets, Inc. — Class A	1,221	181,270
Blue Owl Capital, Inc.	8,674	173,827
Raymond James Financial, Inc.	1,098	152,523
Cboe Global Markets, Inc.	667	150,936
Synchrony Financial	2,629	139,179
LPL Financial Holdings, Inc.	413	135,109
T. Rowe Price Group, Inc.	1,464	134,498
TPG, Inc.	2,573	122,037
SoFi Technologies, Inc.*	9,072	105,507
Ally Financial, Inc.	2,772	101,095
SEI Investments Co.	1,212	94,088
Jefferies Financial Group, Inc.	1,595	85,444
Invesco Ltd.	5,026	76,244
Virtu Financial, Inc. — Class A	1,970	75,096
Franklin Resources, Inc.	3,890	74,883
SLM Corp.	2,515	73,866
Hamilton Lane, Inc. — Class A	395	58,725
Upstart Holdings, Inc.*	1,262	58,090
Total Diversified Financial Services		7,097,574

Insurance - 18.6%
Berkshire Hathaway, Inc. — Class B*	1,950	1,038,531
Progressive Corp.	1,382	391,120
Marsh & McLennan Companies, Inc.	1,396	340,666
Arthur J Gallagher & Co.	843	291,037
Arch Capital Group Ltd.	2,810	270,266
Willis Towers Watson plc	790	266,981
Chubb Ltd.	796	240,384
Aflac, Inc.	2,157	239,837
Travelers Companies, Inc.	890	235,369
Allstate Corp.	1,080	223,636
American International Group, Inc.	2,567	223,175
Aon plc — Class A	553	220,697
MetLife, Inc.	2,553	204,980
Prudential Financial, Inc.	1,742	194,547
Everest Group Ltd.	512	186,025
Hartford Insurance Group, Inc.	1,484	183,615
Brown & Brown, Inc.	1,352	168,189
Cincinnati Financial Corp.	995	146,981
W R Berkley Corp.	2,034	144,739
Principal Financial Group, Inc.	1,578	133,136
Equitable Holdings, Inc.	2,383	124,130
Corebridge Financial, Inc.	2,696	85,113
Selective Insurance Group, Inc.	770	70,486
Erie Indemnity Co. — Class A	126	52,800
Total Insurance		5,676,440

REITs - 18.5%
American Tower Corp. — Class A	1,443	313,997
Prologis, Inc.	2,766	309,211
Welltower, Inc.	2,011	308,105
Equinix, Inc.	328	267,435

52 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	March 31, 2025
FINANCIAL SERVICES FUND

	Shares	Value
Simon Property Group, Inc.	1,338	$222,215
Realty Income Corp.	3,806	220,786
Crown Castle, Inc.	2,055	214,193
Public Storage	705	210,999
Digital Realty Trust, Inc.	1,455	208,487
VICI Properties, Inc.	5,445	177,616
Extra Space Storage, Inc.	1,148	170,466
AvalonBay Communities, Inc.	785	168,477
Ventas, Inc.	2,447	168,256
Equity Residential	2,210	158,192
Iron Mountain, Inc.	1,778	152,979
SBA Communications Corp.	679	149,387
Weyerhaeuser Co.	4,769	139,636
Invitation Homes, Inc.	3,981	138,738
Mid-America Apartment Communities, Inc.	817	136,913
Sun Communities, Inc.	957	123,108
UDR, Inc.	2,655	119,926
Alexandria Real Estate Equities, Inc.	1,262	116,748
Kimco Realty Corp.	5,421	115,142
Regency Centers Corp.	1,543	113,812
Healthpeak Properties, Inc.	5,603	113,293
Gaming and Leisure Properties, Inc.	2,201	112,031
Camden Property Trust	910	111,293
American Homes 4 Rent — Class A	2,886	109,120
Lamar Advertising Co. — Class A	913	103,881
Equity LifeStyle Properties, Inc.	1,540	102,718
Annaly Capital Management, Inc.	4,935	100,230
BXP, Inc.	1,437	96,552
Host Hotels & Resorts, Inc.	6,534	92,848
Rexford Industrial Realty, Inc.	2,289	89,614
AGNC Investment Corp.[1]	9,028	86,488
Sabra Health Care REIT, Inc.	3,548	61,984
Lineage, Inc.	972	56,988
Total REITS		5,661,864

Commercial Services - 6.5%
S&P Global, Inc.	776	394,286
Moody’s Corp.	565	263,115
PayPal Holdings, Inc.*	3,645	237,836
StoneCo Ltd. — Class A*	18,834	197,380
Block, Inc. — Class A*	3,232	175,595
Global Payments, Inc.	1,549	151,678
Corpay, Inc.*	428	149,252
Toast, Inc. — Class A*	3,964	131,486
Affirm Holdings, Inc.*	2,374	107,281
MarketAxess Holdings, Inc.	395	85,458
Shift4 Payments, Inc. — Class A*,1	1,010	82,527
Total Commercial Services		1,975,894

Private Equity - 3.2%
Blackstone, Inc. — Class A	2,898	405,083
KKR & Company, Inc. — Class A	2,424	280,239
Brookfield Corp.	3,642	190,877
Carlyle Group, Inc.	2,438	106,272
Total Private Equity		982,471

Software - 2.8%
Fiserv, Inc.*	1,554	343,170
MSCI, Inc. — Class A	357	201,883
Fidelity National Information Services, Inc.	2,573	192,152
Jack Henry & Associates, Inc.	612	111,751
Total Software		848,956

Internet - 0.6%
Robinhood Markets, Inc. — Class A*	4,815	200,401

Investment Companies - 0.4%
Ares Capital Corp.	5,339	118,312

Total Common Stocks
(Cost $25,649,317)		30,097,489

PREFERRED STOCKS† - 0.6%
Banks - 0.6%
Itau Unibanco Holding S.A.
ADR	33,195	182,570
Total Preferred Stocks
(Cost $148,951)		182,570

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.6%
J.P. Morgan Securities LLC issued 03/31/25 at 4.36% due 04/01/25	$97,712	97,712
BofA Securities, Inc. issued 03/31/25 at 4.35% due 04/01/25	74,885	74,885
Total Repurchase Agreements
(Cost $172,597)		172,597

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.4%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.27%[4]	131,147	131,147
Total Securities Lending Collateral
(Cost $131,147)		131,147

Total Investments - 100.2%
(Cost $26,102.012)		$30,583,803
Other Assets & Liabilities, net - (0.2)%		(67,180)
Total Net Assets - 100.0%		$30,516,623

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 53

SCHEDULE OF INVESTMENTS (concluded)	March 31, 2025
FINANCIAL SERVICES FUND

*	Non-income producing security.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at March 31, 2025 — See Note 7.
[2]	Repurchase Agreements — See Note 6.
[3]	Securities lending collateral — See Note 7.
[4]	Rate indicated is the 7-day yield as of March 31, 2025.
ADR — American Depositary Receipt
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$30,097,489	$—	$—	$30,097,489
Preferred Stocks	182,570	—	—	182,570
Repurchase Agreements	—	172,597	—	172,597
Securities Lending Collateral	131,147	—	—	131,147
Total Assets	$30,411,206	$172,597	$—	$30,583,803

54 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL SERVICES FUND

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2025

Assets:
Investments, at value - including $126,376 of securities loaned (cost $25,929,415)	$30,411,206
Repurchase agreements, at value (cost $172,597)	172,597
Cash	124
Receivables:
Fund shares sold	131,049
Dividends	43,787
Foreign tax reclaims	299
Interest	21
Securities lending income	16
Total assets	30,759,099

Liabilities:
Payable for:
Return of securities lending collateral	131,147
Fund shares redeemed	47,539
Management fees	23,343
Transfer agent fees	13,071
Portfolio accounting and administration fees	2,815
Distribution and service fees	1,261
Trustees’ fees*	291
Miscellaneous	23,009
Total liabilities	242,476
Net assets	$30,516,623

Net assets consist of:
Paid in capital	$28,967,610
Total distributable earnings (loss)	1,549,013
Net assets	$30,516,623

Investor Class:
Net assets	$26,294,651
Capital shares outstanding	272,377
Net asset value per share	$96.54

Class A:
Net assets	$2,888,127
Capital shares outstanding	33,217
Net asset value per share	$86.95
Maximum offering price per share (Net asset value divided by 95.25%)	$91.29

Class C:
Net assets	$694,571
Capital shares outstanding	10,032
Net asset value per share	$69.24

Class H:
Net assets	$639,274
Capital shares outstanding	7,659
Net asset value per share	$83.47

STATEMENT OF OPERATIONS
Year Ended March 31, 2025

Investment Income:
Dividends (net of foreign withholding tax of $3,502)	$442,605
Interest	5,287
Income from securities lending, net	313
Total investment income	448,205

Expenses:
Management fees	172,033
Distribution and service fees:
Class A	5,525
Class C	7,172
Class H	1,137
Transfer agent fees	45,707
Portfolio accounting and administration fees	30,874
Registration fees	24,265
Professional fees	9,093
Custodian fees	2,743
Trustees’ fees*	1,832
Line of credit fees	178
Miscellaneous	7,185
Total expenses	307,744
Less:
Expenses reimbursed by Adviser	(10,115)
Net expenses	297,629
Net investment income	150,576

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	1,008,949
Net realized gain	1,008,949
Net change in unrealized appreciation (depreciation) on:
Investments	(336,174)
Net change in unrealized appreciation (depreciation)	(336,174)
Net realized and unrealized gain	672,775
Net increase in net assets resulting from operations	$823,351

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 55

FINANCIAL SERVICES FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended March 31, 2025	Year Ended March 31, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment income	$150,576	$152,925
Net realized gain (loss) on investments	1,008,949	(195,131)
Net change in unrealized appreciation (depreciation) on investments	(336,174)	4,604,554
Net increase in net assets resulting from operations	823,351	4,562,348

Distributions to shareholders:
Investor Class	(120,954)	—
Class A	(20,403)	—
Class C	(7,575)	—
Class H	(3,992)	—
Total distributions to shareholders	(152,924)	—

Capital share transactions:
Proceeds from sale of shares
Investor Class	64,301,723	44,844,326
Class A	2,139,664	1,349,282
Class C	363,490	87,965
Class H	539,650	95,281
Distributions reinvested
Investor Class	118,066	—
Class A	19,992	—
Class C	7,527	—
Class H	3,985	—
Cost of shares redeemed
Investor Class	(71,527,406)	(19,986,831)
Class A	(1,442,455)	(1,342,196)
Class C	(554,541)	(280,194)
Class H	(304,344)	(197,524)
Net increase (decrease) from capital share transactions	(6,334,649)	24,570,109
Net increase (decrease) in net assets	(5,664,222)	29,132,457

Net assets:
Beginning of year	36,180,845	7,048,388
End of year	$30,516,623	$36,180,845

Capital share activity:
Shares sold
Investor Class	685,969	597,215
Class A	24,965	20,506
Class C	5,092	1,688
Class H	6,726	1,600
Shares issued from reinvestment of distributions
Investor Class	1,182	—
Class A	222	—
Class C	105	—
Class H	46	—
Shares redeemed
Investor Class	(802,699)	(273,868)
Class A	(17,767)	(21,022)
Class C	(8,332)	(5,621)
Class H	(3,956)	(3,256)
Net increase (decrease) in shares	(108,447)	317,242

56 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL SERVICES FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Investor Class	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$85.13	$66.11	$101.95	$88.84	$54.80
Income (loss) from investment operations:
Net investment income (loss)[a]	.76	.86	.87	.64	.88
Net gain (loss) on investments (realized and unrealized)	11.38	18.16	(19.17)	13.35	33.16
Total from investment operations	12.14	19.02	(18.30)	13.99	34.04
Less distributions from:
Net investment income	(.73)	—	(2.30)	(.34)	—
Net realized gains	—	—	(15.24)	(.54)	—
Total distributions	(.73)	—	(17.54)	(.88)	—
Net asset value, end of period	$96.54	$85.13	$66.11	$101.95	$88.84

Total Return	14.23%	28.77%	(18.35%)	15.72%	62.12%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$26,295	$33,024	$4,269	$32,004	$32,328
Ratios to average net assets:
Net investment income (loss)	0.81%	1.12%	1.00%	0.63%	1.19%
Total expenses	1.45%	1.43%	1.40%	1.36%	1.41%
Net expenses[b]	1.40%	1.39%	1.40%	1.36%	1.41%
Portfolio turnover rate	299%	119%	177%	406%	246%

Class A	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$76.92	$59.89	$94.54	$82.65	$51.10
Income (loss) from investment operations:
Net investment income (loss)[a]	.49	.63	.76	.36	.55
Net gain (loss) on investments (realized and unrealized)	10.26	16.40	(17.87)	12.41	31.00
Total from investment operations	10.75	17.03	(17.11)	12.77	31.55
Less distributions from:
Net investment income	(.72)	—	(2.30)	(.34)	—
Net realized gains	—	—	(15.24)	(.54)	—
Total distributions	(.72)	—	(17.54)	(.88)	—
Net asset value, end of period	$86.95	$76.92	$59.89	$94.54	$82.65

Total Return[c]	13.96%	28.44%	(18.56%)	15.42%	61.74%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,888	$1,984	$1,576	$3,276	$2,780
Ratios to average net assets:
Net investment income (loss)	0.59%	0.96%	0.97%	0.39%	0.86%
Total expenses	1.69%	1.69%	1.64%	1.61%	1.70%
Net expenses[b]	1.64%	1.65%	1.64%	1.61%	1.70%
Portfolio turnover rate	299%	119%	177%	406%	246%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 57

FINANCIAL SERVICES FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class C	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$61.84	$48.51	$81.13	$71.57	$44.59
Income (loss) from investment operations:
Net investment income (loss)[a]	(.13)	.11	.15	(.28)	(.03)
Net gain (loss) on investments (realized and unrealized)	8.26	13.22	(15.23)	10.72	27.01
Total from investment operations	8.13	13.33	(15.08)	10.44	26.98
Less distributions from:
Net investment income	(.73)	—	(2.30)	(.34)	—
Net realized gains	—	—	(15.24)	(.54)	—
Total distributions	(.73)	—	(17.54)	(.88)	—
Net asset value, end of period	$69.24	$61.84	$48.51	$81.13	$71.57

Total Return[c]	13.10%	27.48%	(19.17%)	14.55%	60.51%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$695	$814	$829	$1,216	$1,036
Ratios to average net assets:
Net investment income (loss)	(0.20%)	0.20%	0.24%	(0.35%)	(0.06%)
Total expenses	2.44%	2.44%	2.40%	2.36%	2.43%
Net expenses[b]	2.39%	2.40%	2.40%	2.36%	2.43%
Portfolio turnover rate	299%	119%	177%	406%	246%

58 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL SERVICES FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class H	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$73.87	$57.51	$91.63	$80.10	$49.53
Income (loss) from investment operations:
Net investment income (loss)[a]	.48	.59	(.06)	.41	.68
Net gain (loss) on investments (realized and unrealized)	9.85	15.77	(16.52)	12.00	29.89
Total from investment operations	10.33	16.36	(16.58)	12.41	30.57
Less distributions from:
Net investment income	(.73)	—	(2.30)	(.34)	—
Net realized gains	—	—	(15.24)	(.54)	—
Total distributions	(.73)	—	(17.54)	(.88)	—
Net asset value, end of period	$83.47	$73.87	$57.51	$91.63	$80.10

Total Return	13.95%	28.45%	(18.56%)	15.47%	61.72%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$639	$358	$374	$12,923	$3,250
Ratios to average net assets:
Net investment income (loss)	0.60%	0.95%	(0.08%)	0.45%	1.07%
Total expenses	1.70%	1.68%	1.66%	1.61%	1.69%
Net expenses[b]	1.65%	1.65%	1.66%	1.61%	1.69%
Portfolio turnover rate	299%	119%	177%	406%	246%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[c]	Total return does not reflect the impact of any applicable sales charges.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 59

SCHEDULE OF INVESTMENTS	March 31, 2025
HEALTH CARE FUND

	Shares	Value
COMMON STOCKS† - 99.4%

Pharmaceuticals - 32.4%
Eli Lilly & Co.	1,004	$829,214
Johnson & Johnson	3,713	615,764
AbbVie, Inc.	2,777	581,837
Merck & Company, Inc.	4,946	443,953
Pfizer, Inc.	14,268	361,551
Bristol-Myers Squibb Co.	5,567	339,531
McKesson Corp.	422	284,002
CVS Health Corp.	4,107	278,249
Zoetis, Inc.	1,552	255,537
Becton Dickinson & Co.	1,102	252,424
Cencora, Inc. — Class A	813	226,087
AstraZeneca plc ADR	3,006	220,941
Cardinal Health, Inc.	1,335	183,923
Novo Nordisk A/S ADR[1]	2,643	183,530
Dexcom, Inc.*	2,325	158,774
GSK plc ADR[1]	3,868	149,846
Corcept Therapeutics, Inc.*	1,255	143,346
Novartis AG ADR	1,271	141,691
Alkermes plc*	4,255	140,500
Teva Pharmaceutical Industries Ltd. ADR*	9,087	139,667
Jazz Pharmaceuticals plc*	1,096	136,068
Neurocrine Biosciences, Inc.*	918	101,531
Viatris, Inc.	11,071	96,429
Henry Schein, Inc.*	1,277	87,462
Option Care Health, Inc.*	2,167	75,737
Vaxcyte, Inc.*	1,263	47,691
Madrigal Pharmaceuticals, Inc.*	133	44,054
Total Pharmaceuticals		6,519,339

Healthcare-Products - 28.2%
Abbott Laboratories	3,502	464,540
Intuitive Surgical, Inc.*	845	418,503
Thermo Fisher Scientific, Inc.	827	411,515
Boston Scientific Corp.*	3,820	385,362
Danaher Corp.	1,725	353,625
Stryker Corp.	944	351,404
Medtronic plc	2,342	210,452
Edwards Lifesciences Corp.*	2,836	205,553
GE HealthCare Technologies, Inc.	2,249	181,517
IDEXX Laboratories, Inc.*	428	179,739
ResMed, Inc.	791	177,065
Agilent Technologies, Inc.	1,498	175,236
Zimmer Biomet Holdings, Inc.	1,315	148,832
STERIS plc	643	145,736
Insulet Corp.*	522	137,082
Natera, Inc.*	936	132,360
Cooper Companies, Inc.*	1,566	132,092
Baxter International, Inc.	3,709	126,959
West Pharmaceutical Services, Inc.	550	123,134
Waters Corp.*	325	119,785
Hologic, Inc.*	1,858	114,769
Align Technology, Inc.*	647	102,782
Avantor, Inc.*	6,117	99,157
Exact Sciences Corp.*	2,078	89,957
Bio-Techne Corp.	1,534	89,938
Masimo Corp.*	510	84,966
Merit Medical Systems, Inc.*	743	78,543
Lantheus Holdings, Inc.*	771	75,250
Bruker Corp.	1,448	60,439
Repligen Corp.*	466	59,294
PROCEPT BioRobotics Corp.*	936	54,531
Dentsply Sirona, Inc.	3,512	52,469
TransMedics Group, Inc.*	701	47,163
Twist Bioscience Corp.*	1,183	46,445
Tandem Diabetes Care, Inc.*	1,831	35,082
Total Healthcare-Products		5,671,276

Biotechnology - 20.9%
Amgen, Inc.	1,263	393,488
Gilead Sciences, Inc.	3,211	359,793
Vertex Pharmaceuticals, Inc.*	687	333,071
Regeneron Pharmaceuticals, Inc.	386	244,813
Alnylam Pharmaceuticals, Inc.*	707	190,904
Argenx SE ADR*	259	153,293
Biogen, Inc.*	992	135,745
BioNTech SE ADR*	1,414	128,759
Royalty Pharma plc — Class A	3,777	117,578
United Therapeutics Corp.*	374	115,293
Insmed, Inc.*	1,500	114,435
BioMarin Pharmaceutical, Inc.*	1,574	111,266
Intra-Cellular Therapies, Inc.*	843	111,209
CRISPR Therapeutics AG*,1	3,179	108,181
Illumina, Inc.*	1,327	105,284
Exelixis, Inc.*	2,595	95,807
Incyte Corp.*	1,466	88,766
Halozyme Therapeutics, Inc.*	1,366	87,165
Moderna, Inc.*	3,020	85,617
Bridgebio Pharma, Inc.*	2,175	75,190
Guardant Health, Inc.*	1,723	73,400
TG Therapeutics, Inc.*	1,848	72,867
Blueprint Medicines Corp.*	819	72,490
Legend Biotech Corp. ADR*	2,135	72,441
Revolution Medicines, Inc.*	2,034	71,922
ADMA Biologics, Inc.*	3,332	66,107
Axsome Therapeutics, Inc.*	554	64,613
Cytokinetics, Inc.*	1,594	64,063
Ionis Pharmaceuticals, Inc.*	2,089	63,025
Roivant Sciences Ltd.*	6,191	62,467
Sarepta Therapeutics, Inc.*	944	60,246
Crinetics Pharmaceuticals, Inc.*	1,582	53,060
Avidity Biosciences, Inc.*	1,745	51,512
Apellis Pharmaceuticals, Inc.*	2,022	44,221
Viking Therapeutics, Inc.*	1,829	44,170
Krystal Biotech, Inc.*	227	40,928
Iovance Biotherapeutics, Inc.*	9,007	29,993
Novavax, Inc.*	4,239	27,172
Total Biotechnology		4,190,354

60 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	March 31, 2025
HEALTH CARE FUND

	Shares	Value
Healthcare-Services - 16.6%
UnitedHealth Group, Inc.	1,339	$701,301
Elevance Health, Inc.	715	310,997
Cigna Group	908	298,732
HCA Healthcare, Inc.	717	247,759
ICON plc*	1,058	185,140
Humana, Inc.	665	175,959
Centene Corp.*	2,834	172,052
IQVIA Holdings, Inc.*	938	165,369
Labcorp Holdings, Inc.	576	134,058
Molina Healthcare, Inc.*	406	133,732
Quest Diagnostics, Inc.	787	133,160
Tenet Healthcare Corp.*	864	116,208
Universal Health Services, Inc. — Class B	600	112,740
Ensign Group, Inc.	649	83,981
HealthEquity, Inc.*	918	81,124
Charles River Laboratories International, Inc.*	530	79,776
DaVita, Inc.*	520	79,544
Medpace Holdings, Inc.*	255	77,696
Acadia Healthcare Company, Inc.*	1,737	52,666
Total Healthcare-Services		3,341,994

Software - 0.9%
Veeva Systems, Inc. — Class A*	783	181,367

Internet - 0.4%
Hims & Hers Health, Inc.*	2,362	69,797

Total Common Stocks
(Cost $12,038,902)		19,974,127

RIGHTS††† - 0.0%
Pharmaceuticals - 0.0%
Johnson & Johnson
Expires 12/31/29	752	—
Total Rights
(Cost $—)		—

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.7%
J.P. Morgan Securities LLC issued 03/31/25 at 4.36% due 04/01/25	$80,063	80,063
BofA Securities, Inc. issued 03/31/25 at 4.35% due 04/01/25	61,359	61,359
Total Repurchase Agreements
(Cost $141,422)		141,422

	Shares
SECURITIES LENDING COLLATERAL†,3 - 1.7%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.27%[4]	346,686	346,686
Total Securities Lending Collateral
(Cost $346,686)		346,686

Total Investments - 101.8%
(Cost $12,527,010)		$20,462,235
Other Assets & Liabilities, net - (1.8)%		(352,494)
Total Net Assets - 100.0%		$20,109,741

*	Non-income producing security.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
[1]	All or a portion of this security is on loan at March 31, 2025 — See Note 7.
[2]	Repurchase Agreements — See Note 6.
[3]	Securities lending collateral — See Note 7.
[4]	Rate indicated is the 7-day yield as of March 31, 2025.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 61

SCHEDULE OF INVESTMENTS (concluded)	March 31, 2025
HEALTH CARE FUND

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$19,974,127	$—	$—		$19,974,127
Rights	—	—	—	*	—
Repurchase Agreements	—	141,422	—		141,422
Securities Lending Collateral	346,686	—	—		346,686
Total Assets	$20,320,813	$141,422	$—		$20,462,235

*	Security has a market value of $0.

62 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

HEALTH CARE FUND

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2025

Assets:
Investments, at value - including $332,272 of securities loaned (cost $12,385,588)	$20,320,813
Repurchase agreements, at value (cost $141,422)	141,422
Receivables:
Securities sold	4,294,930
Fund shares sold	20,616
Dividends	18,726
Foreign tax reclaims	2,645
Securities lending income	26
Interest	17
Total assets	24,799,195

Liabilities:
Overdraft due to custodian bank	1
Payable for:
Fund shares redeemed	4,297,474
Return of securities lending collateral	346,686
Management fees	14,605
Transfer agent fees	8,460
Portfolio accounting and administration fees	1,761
Distribution and service fees	1,424
Trustees’ fees*	237
Miscellaneous	18,806
Total liabilities	4,689,454
Net assets	$20,109,741

Net assets consist of:
Paid in capital	$15,118,531
Total distributable earnings (loss)	4,991,210
Net assets	$20,109,741

Investor Class:
Net assets	$14,420,234
Capital shares outstanding	114,545
Net asset value per share	$125.89

Class A:
Net assets	$4,284,515
Capital shares outstanding	38,792
Net asset value per share	$110.45
Maximum offering price per share (Net asset value divided by 95.25%)	$115.96

Class C:
Net assets	$437,702
Capital shares outstanding	4,995
Net asset value per share	$87.63

Class H:
Net assets	$967,290
Capital shares outstanding	9,149
Net asset value per share	$105.73

STATEMENT OF OPERATIONS
Year Ended March 31, 2025

Investment Income:
Dividends (net of foreign withholding tax of $1,731)	$283,651
Interest	6,834
Income from securities lending, net	160
Total investment income	290,645

Expenses:
Management fees	207,902
Distribution and service fees:
Class A	12,273
Class C	6,779
Class H	2,575
Transfer agent fees	53,079
Portfolio accounting and administration fees	37,316
Registration fees	29,149
Professional fees	10,994
Custodian fees	3,363
Trustees’ fees*	2,724
Line of credit fees	33
Miscellaneous	7,223
Total expenses	373,410
Less:
Expenses reimbursed by Adviser	(12,222)
Net expenses	361,188
Net investment loss	(70,543)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	667,040
Net realized gain	667,040
Net change in unrealized appreciation (depreciation) on:
Investments	(1,383,216)
Net change in unrealized appreciation (depreciation)	(1,383,216)
Net realized and unrealized loss	(716,176)
Net decrease in net assets resulting from operations	$(786,719)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 63

HEALTH CARE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended March 31, 2025	Year Ended March 31, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(70,543)	$(71,670)
Net realized gain on investments	667,040	1,685,621
Net change in unrealized appreciation (depreciation) on investments	(1,383,216)	1,402,616
Net increase (decrease) in net assets resulting from operations	(786,719)	3,016,567

Capital share transactions:
Proceeds from sale of shares
Investor Class	62,563,005	29,374,905
Class A	1,382,494	2,065,989
Class C	134,737	425,218
Class H	475,851	732,223
Cost of shares redeemed
Investor Class	(64,575,158)	(32,465,824)
Class A	(2,435,233)	(2,082,409)
Class C	(660,095)	(1,051,086)
Class H	(702,059)	(945,315)
Net decrease from capital share transactions	(3,816,458)	(3,946,299)
Net decrease in net assets	(4,603,177)	(929,732)

Net assets:
Beginning of year	24,712,918	25,642,650
End of year	$20,109,741	$24,712,918

Capital share activity*:
Shares sold
Investor Class	484,091	244,749
Class A	12,161	19,618
Class C	1,466	4,875
Class H	4,295	7,227
Shares redeemed
Investor Class	(498,701)	(270,873)
Class A	(21,454)	(20,038)
Class C	(7,276)	(12,773)
Class H	(6,423)	(9,518)
Net decrease in shares	(31,841)	(36,733)

*	Reverse share split — Capital share activity has been restated to reflect a 1:3 reverse share split effective February 24, 2025. See Note 11 in the Notes to Financial Statements.

64 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

HEALTH CARE FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Investor Class	Year Ended March 31, 2025[d]	Year Ended March 31, 2024[d]	Year Ended March 31, 2023[d]	Year Ended March 31, 2022[d]	Year Ended March 31, 2021[d]
Per Share Data
Net asset value, beginning of period	$131.07	$115.10	$124.65	$117.73	$90.81
Income (loss) from investment operations:
Net investment income (loss)[a]	(.26)	(.21)	(.30)	(.36)	(.45)
Net gain (loss) on investments (realized and unrealized)	(4.92)	16.18	(7.36)	11.51	37.51
Total from investment operations	(5.18)	15.97	(7.66)	11.15	37.06
Less distributions from:
Net realized gains	—	—	(1.89)	(4.23)	(10.14)
Total distributions	—	—	(1.89)	(4.23)	(10.14)
Net asset value, end of period	$125.89	$131.07	$115.10	$124.65	$117.73

Total Return	(3.95%)	13.86%	(6.16%)	9.40%	41.24%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$14,420	$16,929	$17,873	$25,478	$20,831
Ratios to average net assets:
Net investment income (loss)	(0.20%)	(0.19%)	(0.26%)	(0.29%)	(0.41%)
Total expenses	1.44%	1.43%	1.39%	1.35%	1.46%
Net expenses[b]	1.39%	1.40%	1.39%	1.35%	1.46%
Portfolio turnover rate	236%	116%	268%	238%	256%

Class A	Year Ended March 31, 2025[d]	Year Ended March 31, 2024[d]	Year Ended March 31, 2023[d]	Year Ended March 31, 2022[d]	Year Ended March 31, 2021[d]
Per Share Data
Net asset value, beginning of period	$115.29	$101.50	$110.42	$104.98	$81.98
Income (loss) from investment operations:
Net investment income (loss)[a]	(.50)	(.45)	(.48)	(.57)	(.63)
Net gain (loss) on investments (realized and unrealized)	(4.34)	14.24	(6.55)	10.24	33.77
Total from investment operations	(4.84)	13.79	(7.03)	9.67	33.14
Less distributions from:
Net realized gains	—	—	(1.89)	(4.23)	(10.14)
Total distributions	—	—	(1.89)	(4.23)	(10.14)
Net asset value, end of period	$110.45	$115.29	$101.50	$110.42	$104.98

Total Return[c]	(4.20%)	13.60%	(6.38%)	9.14%	40.87%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,285	$5,544	$4,923	$5,650	$5,575
Ratios to average net assets:
Net investment income (loss)	(0.44%)	(0.43%)	(0.49%)	(0.50%)	(0.63%)
Total expenses	1.69%	1.68%	1.64%	1.61%	1.69%
Net expenses[b]	1.64%	1.65%	1.64%	1.61%	1.69%
Portfolio turnover rate	236%	116%	268%	238%	256%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 65

HEALTH CARE FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class C	Year Ended March 31, 2025[d]	Year Ended March 31, 2024[d]	Year Ended March 31, 2023[d]	Year Ended March 31, 2022[d]	Year Ended March 31, 2021[d]
Per Share Data
Net asset value, beginning of period	$92.15	$81.73	$89.98	$86.86	$69.62
Income (loss) from investment operations:
Net investment income (loss)[a]	(1.09)	(.99)	(1.02)	(1.17)	(1.20)
Net gain (loss) on investments (realized and unrealized)	(3.43)	11.41	(5.34)	8.52	28.58
Total from investment operations	(4.52)	10.42	(6.36)	7.35	27.38
Less distributions from:
Net realized gains	—	—	(1.89)	(4.23)	(10.14)
Total distributions	—	—	(1.89)	(4.23)	(10.14)
Net asset value, end of period	$87.63	$92.15	$81.73	$89.98	$86.86

Total Return[c]	(4.91%)	12.78%	(7.07%)	8.34%	39.82%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$438	$996	$1,529	$2,699	$3,147
Ratios to average net assets:
Net investment income (loss)	(1.20%)	(1.20%)	(1.25%)	(1.26%)	(1.39%)
Total expenses	2.43%	2.43%	2.39%	2.36%	2.45%
Net expenses[b]	2.38%	2.40%	2.39%	2.36%	2.45%
Portfolio turnover rate	236%	116%	268%	238%	256%

66 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

HEALTH CARE FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class H	Year Ended March 31, 2025[d]	Year Ended March 31, 2024[d]	Year Ended March 31, 2023[d]	Year Ended March 31, 2022[d]	Year Ended March 31, 2021[d]
Per Share Data
Net asset value, beginning of period	$110.36	$97.16	$105.77	$100.71	$78.94
Income (loss) from investment operations:
Net investment income (loss)[a]	(.48)	(.42)	(.63)	(.51)	(.63)
Net gain (loss) on investments (realized and unrealized)	(4.15)	13.62	(6.09)	9.80	32.54
Total from investment operations	(4.63)	13.20	(6.72)	9.29	31.91
Less distributions from:
Net realized gains	—	—	(1.89)	(4.23)	(10.14)
Total distributions	—	—	(1.89)	(4.23)	(10.14)
Net asset value, end of period	$105.73	$110.36	$97.16	$105.77	$100.71

Total Return	(4.20%)	13.58%	(6.38%)	9.14%	40.93%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$967	$1,245	$1,318	$10,297	$1,760
Ratios to average net assets:
Net investment income (loss)	(0.44%)	(0.43%)	(0.64%)	(0.46%)	(0.68%)
Total expenses	1.69%	1.68%	1.65%	1.61%	1.76%
Net expenses[b]	1.64%	1.65%	1.65%	1.61%	1.76%
Portfolio turnover rate	236%	116%	268%	238%	256%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Reverse share split — Per share amounts have been restated to reflect a 1:3 reverse share split effective February 24, 2025. See Note 11 in the Notes to Financial Statements.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 67

SCHEDULE OF INVESTMENTS	March 31, 2025
INTERNET FUND

	Shares	Value
COMMON STOCKS† - 99.5%

Internet - 56.2%
Alphabet, Inc. — Class A	5,987	$925,830
Amazon.com, Inc.*	4,833	919,527
Meta Platforms, Inc. — Class A	1,517	874,338
Netflix, Inc.*	724	675,152
Uber Technologies, Inc.*	5,696	415,010
Airbnb, Inc. — Class A*	2,332	278,581
DoorDash, Inc. — Class A*	1,512	276,348
Booking Holdings, Inc.	56	257,987
Alibaba Group Holding Ltd. ADR	1,565	206,940
Coupang, Inc.*	8,984	197,019
eBay, Inc.	2,808	190,186
Spotify Technology S.A.*	340	187,010
Shopify, Inc. — Class A*	1,834	175,110
GoDaddy, Inc. — Class A*	939	169,151
JD.com, Inc. ADR	3,980	163,658
Expedia Group, Inc.	956	160,704
VeriSign, Inc.*	617	156,638
MercadoLibre, Inc.*	79	154,119
Trip.com Group Ltd. ADR	2,370	150,685
Pinterest, Inc. — Class A*	4,803	148,893
Sea Ltd. ADR*	1,134	147,976
Baidu, Inc. ADR*	1,541	141,818
Zillow Group, Inc. — Class C*	1,902	130,401
Reddit, Inc. — Class A*	1,241	130,181
F5, Inc.*	487	129,673
Chewy, Inc. — Class A*	3,564	115,866
Snap, Inc. — Class A*	13,103	114,127
Bilibili, Inc. ADR*	5,962	113,934
Roku, Inc.*	1,533	107,984
Wix.com Ltd.*	585	95,577
Match Group, Inc.	3,046	95,035
Etsy, Inc.*	1,606	75,771
Lyft, Inc. — Class A*	6,032	71,600
Wayfair, Inc. — Class A*	2,105	67,423
IAC, Inc.*	1,396	64,132
Cargurus, Inc.*	1,917	55,842
Trump Media & Technology Group Corp.*	2,412	47,130
TripAdvisor, Inc.*	3,117	44,168
Ziff Davis, Inc.*	1,089	40,925
Bumble, Inc. — Class A*	4,562	19,799
Total Internet		8,492,248

Software - 25.6%
Salesforce, Inc.	1,987	533,231
Adobe, Inc.*	1,195	458,318
Workday, Inc. — Class A*	1,114	260,153
Snowflake, Inc. — Class A*	1,471	215,001
Electronic Arts, Inc.	1,446	208,976
ROBLOX Corp. — Class A*	3,520	205,181
Cloudflare, Inc. — Class A*	1,783	200,926
Take-Two Interactive Software, Inc.*	965	199,996
Veeva Systems, Inc. — Class A*	850	196,886
Datadog, Inc. — Class A*	1,901	188,598
Zoom Communications, Inc. — Class A*	2,087	153,958
Nutanix, Inc. — Class A*	2,063	144,018
DocuSign, Inc.*	1,739	141,555
NetEase, Inc. ADR	1,246	128,238
Twilio, Inc. — Class A*	1,287	126,010
MongoDB, Inc.*	691	121,201
Akamai Technologies, Inc.*	1,431	115,196
Dropbox, Inc. — Class A*	3,532	94,340
Box, Inc. — Class A*	2,259	69,713
ZoomInfo Technologies, Inc. — Class A*	5,695	56,950
DigitalOcean Holdings, Inc.*	1,317	43,975
Total Software		3,862,420

Telecommunications - 11.3%
Cisco Systems, Inc.	8,226	507,626
Motorola Solutions, Inc.	668	292,457
Arista Networks, Inc.*	3,699	286,599
Telefonaktiebolaget LM Ericsson ADR	15,481	120,133
Nokia Oyj ADR[1]	22,364	117,858
Juniper Networks, Inc.	3,188	115,374
Ciena Corp.*	1,603	96,869
Viavi Solutions, Inc.*	4,753	53,186
Extreme Networks, Inc.*	3,179	42,058
Viasat, Inc.*	3,721	38,773
Applied Digital Corp.*,1	5,659	31,804
Total Telecommunications		1,702,737

Commercial Services - 2.2%
PayPal Holdings, Inc.*	4,003	261,196
Paylocity Holding Corp.*	375	70,252
Total Commercial Services		331,448

Computers - 1.4%
Okta, Inc.*	1,340	140,995
Lumentum Holdings, Inc.*	1,133	70,631
Total Computers		211,626

Real Estate - 1.3%
CoStar Group, Inc.*	2,454	194,430

Entertainment - 0.8%
DraftKings, Inc. — Class A*	3,773	125,301

Investment Companies - 0.3%
Core Scientific, Inc.*	5,932	42,948

Healthcare-Services - 0.2%
Teladoc Health, Inc.*	4,809	38,280

68 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (concluded)	March 31, 2025
INTERNET FUND

	Shares	Value
Electronics - 0.2%
Applied Optoelectronics, Inc.*	1,892	$29,042

Total Common Stocks
(Cost $8,541,059)		15,030,480

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.9%
J.P. Morgan Securities LLC issued 03/31/25 at 4.36% due 04/01/25	$76,094	76,094
BofA Securities, Inc. issued 03/31/25 at 4.35% due 04/01/25	58,317	58,317
Total Repurchase Agreements
(Cost $134,411)		134,411

SECURITIES LENDING COLLATERAL†,3 - 0.9%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.27%[4]	139,570	139,570
Total Securities Lending Collateral
(Cost $139,570)		139,570

Total Investments - 101.3%
(Cost $8,815,040)		$15,304,461
Other Assets & Liabilities, net - (1.3)%		(203,434)
Total Net Assets - 100.0%		$15,101,027

*	Non-income producing security.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at March 31, 2025 — See Note 7.
[2]	Repurchase Agreements — See Note 6.
[3]	Securities lending collateral — See Note 7.
[4]	Rate indicated is the 7-day yield as of March 31, 2025.
ADR — American Depositary Receipt

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$15,030,480	$—	$—	$15,030,480
Repurchase Agreements	—	134,411	—	134,411
Securities Lending Collateral	139,570	—	—	139,570
Total Assets	$15,170,050	$134,411	$—	$15,304,461

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 69

INTERNET FUND

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2025

Assets:
Investments, at value - including $133,084 of securities loaned (cost $8,680,629)	$15,170,050
Repurchase agreements, at value (cost $134,411)	134,411
Receivables:
Securities sold	2,787,212
Dividends	3,309
Foreign tax reclaims	362
Securities lending income	85
Fund shares sold	71
Interest	16
Total assets	18,095,516

Liabilities:
Payable for:
Fund shares redeemed	2,813,708
Return of securities lending collateral	139,570
Management fees	12,587
Transfer agent fees	7,809
Distribution and service fees	4,012
Portfolio accounting and administration fees	1,518
Trustees’ fees*	191
Miscellaneous	15,094
Total liabilities	2,994,489
Net assets	$15,101,027

Net assets consist of:
Paid in capital	$10,294,098
Total distributable earnings (loss)	4,806,929
Net assets	$15,101,027

Investor Class:
Net assets	$8,474,492
Capital shares outstanding	61,964
Net asset value per share	$136.76

Class A:
Net assets	$1,649,034
Capital shares outstanding	13,589
Net asset value per share	$121.35
Maximum offering price per share (Net asset value divided by 95.25%)	$127.40

Class C:
Net assets	$4,284,661
Capital shares outstanding	45,723
Net asset value per share	$93.71

Class H:
Net assets	$692,840
Capital shares outstanding	5,986
Net asset value per share	$115.74

STATEMENT OF OPERATIONS
Year Ended March 31, 2025

Investment Income:
Dividends (net of foreign withholding tax of $2,216)	$59,429
Interest	4,876
Income from securities lending, net	2,121
Total investment income	66,426

Expenses:
Management fees	133,158
Distribution and service fees:
Class A	4,308
Class C	39,183
Class H	1,912
Transfer agent fees	35,000
Portfolio accounting and administration fees	23,899
Registration fees	19,930
Professional fees	9,795
Custodian fees	2,181
Trustees’ fees*	1,914
Miscellaneous	324
Total expenses	271,604
Less:
Expenses reimbursed by Adviser	(7,829)
Net expenses	263,775
Net investment loss	(197,349)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	3,898,131
Net realized gain	3,898,131
Net change in unrealized appreciation (depreciation) on:
Investments	(2,566,194)
Net change in unrealized appreciation (depreciation)	(2,566,194)
Net realized and unrealized gain	1,331,937
Net increase in net assets resulting from operations	$1,134,588

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

70 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INTERNET FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended March 31, 2025	Year Ended March 31, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(197,349)	$(321,230)
Net realized gain on investments	3,898,131	230,876
Net change in unrealized appreciation (depreciation) on investments	(2,566,194)	5,041,324
Net increase in net assets resulting from operations	1,134,588	4,950,970

Capital share transactions:
Proceeds from sale of shares
Investor Class	28,889,168	67,759,919
Class A	1,698,744	2,033,502
Class C	897,028	382,516
Class H	253,209	141,027
Cost of shares redeemed
Investor Class	(53,536,522)	(54,950,256)
Class A	(2,100,584)	(1,922,686)
Class C	(283,567)	(325,691)
Class H	(285,085)	(226,709)
Net increase (decrease) from capital share transactions	(24,467,609)	12,891,622
Net increase (decrease) in net assets	(23,333,021)	17,842,592

Net assets:
Beginning of year	38,434,048	20,591,456
End of year	$15,101,027	$38,434,048

Capital share activity:
Shares sold
Investor Class	205,920	632,253
Class A	14,278	21,711
Class C	9,659	5,346
Class H	2,223	1,586
Shares redeemed
Investor Class	(407,285)	(539,260)
Class A	(17,769)	(20,504)
Class C	(2,989)	(4,358)
Class H	(2,494)	(2,516)
Net increase (decrease) in shares	(198,457)	94,258

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 71

INTERNET FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Investor Class	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$123.64	$94.80	$115.59	$195.59	$105.23
Income (loss) from investment operations:
Net investment income (loss)[a]	(1.35)	(1.18)	(.99)	(2.11)	(2.03)
Net gain (loss) on investments (realized and unrealized)	14.47	30.02	(19.80)	(34.69)	92.39
Total from investment operations	13.12	28.84	(20.79)	(36.80)	90.36
Less distributions from:
Net realized gains	—	—	—	(43.20)	—
Total distributions	—	—	—	(43.20)	—
Net asset value, end of period	$136.76	$123.64	$94.80	$115.59	$195.59

Total Return	10.61%	30.42%	(17.99%)	(23.48%)	85.87%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$8,474	$32,558	$16,148	$8,777	$25,113
Ratios to average net assets:
Net investment income (loss)	(0.98%)	(1.09%)	(1.13%)	(1.18%)	(1.21%)
Total expenses	1.45%	1.42%	1.39%	1.36%	1.44%
Net expenses[b]	1.40%	1.38%	1.39%	1.36%	1.44%
Portfolio turnover rate	175%	205%	133%	150%	284%

Class A	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$109.97	$84.53	$103.33	$179.98	$97.07
Income (loss) from investment operations:
Net investment income (loss)[a]	(1.42)	(1.26)	(1.10)	(2.28)	(2.22)
Net gain (loss) on investments (realized and unrealized)	12.80	26.70	(17.70)	(31.17)	85.13
Total from investment operations	11.38	25.44	(18.80)	(33.45)	82.91
Less distributions from:
Net realized gains	—	—	—	(43.20)	—
Total distributions	—	—	—	(43.20)	—
Net asset value, end of period	$121.35	$109.97	$84.53	$103.33	$179.98

Total Return[c]	10.35%	30.10%	(18.19%)	(23.67%)	85.41%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,649	$1,878	$1,342	$2,240	$2,952
Ratios to average net assets:
Net investment income (loss)	(1.19%)	(1.33%)	(1.39%)	(1.44%)	(1.45%)
Total expenses	1.69%	1.69%	1.65%	1.61%	1.69%
Net expenses[b]	1.64%	1.65%	1.65%	1.61%	1.69%
Portfolio turnover rate	175%	205%	133%	150%	284%

72 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INTERNET FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class C	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$85.56	$66.26	$81.61	$152.56	$82.90
Income (loss) from investment operations:
Net investment income (loss)[a]	(1.82)	(1.54)	(1.32)	(2.89)	(2.91)
Net gain (loss) on investments (realized and unrealized)	9.97	20.84	(14.03)	(24.86)	72.57
Total from investment operations	8.15	19.30	(15.35)	(27.75)	69.66
Less distributions from:
Net realized gains	—	—	—	(43.20)	—
Total distributions	—	—	—	(43.20)	—
Net asset value, end of period	$93.71	$85.56	$66.26	$81.61	$152.56

Total Return[c]	9.53%	29.13%	(18.81%)	(24.24%)	84.03%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,285	$3,341	$2,522	$2,821	$4,124
Ratios to average net assets:
Net investment income (loss)	(1.96%)	(2.08%)	(2.14%)	(2.19%)	(2.21%)
Total expenses	2.44%	2.44%	2.40%	2.36%	2.43%
Net expenses[b]	2.39%	2.40%	2.40%	2.36%	2.43%
Portfolio turnover rate	175%	205%	133%	150%	284%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 73

INTERNET FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class H	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$104.88	$80.62	$98.55	$173.71	$93.70
Income (loss) from investment operations:
Net investment income (loss)[a]	(1.40)	(1.19)	(1.09)	(2.23)	(1.75)
Net gain (loss) on investments (realized and unrealized)	12.26	25.45	(16.84)	(29.73)	81.76
Total from investment operations	10.86	24.26	(17.93)	(31.96)	80.01
Less distributions from:
Net realized gains	—	—	—	(43.20)	—
Total distributions	—	—	—	(43.20)	—
Net asset value, end of period	$115.74	$104.88	$80.62	$98.55	$173.71

Total Return	10.35%	30.09%	(18.19%)	(23.67%)	85.39%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$693	$656	$579	$947	$1,067
Ratios to average net assets:
Net investment income (loss)	(1.22%)	(1.33%)	(1.39%)	(1.45%)	(1.42%)
Total expenses	1.69%	1.68%	1.65%	1.61%	1.76%
Net expenses[b]	1.64%	1.65%	1.65%	1.61%	1.76%
Portfolio turnover rate	175%	205%	133%	150%	284%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[c]	Total return does not reflect the impact of any applicable sales charges.

74 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS	March 31, 2025
LEISURE FUND

	Shares	Value
COMMON STOCKS† - 99.5%

Retail - 20.7%
McDonald’s Corp.	1,066	$332,986
Starbucks Corp.	2,375	232,964
Chipotle Mexican Grill, Inc. — Class A*	3,699	185,727
Yum! Brands, Inc.	937	147,446
Darden Restaurants, Inc.	565	117,384
Domino’s Pizza, Inc.	190	87,296
Yum China Holdings, Inc.	1,637	85,222
Restaurant Brands International, Inc.	1,230	81,967
Texas Roadhouse, Inc. — Class A	441	73,484
Cava Group, Inc.*	825	71,288
Dutch Bros, Inc. — Class A*	1,095	67,605
Brinker International, Inc.*	407	60,663
Wingstop, Inc.	214	48,274
Shake Shack, Inc. — Class A*	498	43,909
Sweetgreen, Inc. — Class A*	1,477	36,955
Cheesecake Factory, Inc.[1]	720	35,035
Wendy’s Co.	2,287	33,459
Cracker Barrel Old Country Store, Inc.	762	29,581
Papa John’s International, Inc.	592	24,319
Dave & Buster’s Entertainment, Inc.*	964	16,938
Bloomin’ Brands, Inc.	2,152	15,430
Jack in the Box, Inc.	541	14,710
Total Retail		1,842,642

Internet - 17.9%
Netflix, Inc.*	478	445,749
Airbnb, Inc. — Class A*	1,540	183,968
DoorDash, Inc. — Class A*	998	182,405
Booking Holdings, Inc.	39	179,670
Spotify Technology S.A.*	245	134,757
Expedia Group, Inc.	631	106,071
Trip.com Group Ltd. ADR	1,616	102,745
Sea Ltd. ADR*	775	101,130
MakeMyTrip Ltd.*	846	82,900
Roku, Inc.*	1,013	71,356
Total Internet		1,590,751

Media - 14.7%
Walt Disney Co.	3,022	298,272
Comcast Corp. — Class A	7,137	263,355
Charter Communications, Inc. — Class A*	380	140,041
Warner Bros Discovery, Inc.*	10,293	110,444
Fox Corp. — Class A	1,894	107,201
News Corp. — Class A	3,294	89,663
Liberty Broadband Corp. — Class C*	906	77,055
New York Times Co. — Class A	1,232	61,107
Paramount Global — Class B	4,967	59,405
Nexstar Media Group, Inc. — Class A	283	50,719
Sirius XM Holdings, Inc.	2,059	46,420
Total Media		1,303,682

Entertainment - 10.1%
Flutter Entertainment plc*	603	133,595
Live Nation Entertainment, Inc.*	835	109,034
TKO Group Holdings, Inc.	615	93,978
Warner Music Group Corp. — Class A	2,721	85,303
DraftKings, Inc. — Class A*	2,490	82,693
Churchill Downs, Inc.	530	58,867
Light & Wonder, Inc. — Class A*	629	54,478
Vail Resorts, Inc.	338	54,087
Caesars Entertainment, Inc.*	1,914	47,850
Red Rock Resorts, Inc. — Class A	999	43,326
Six Flags Entertainment Corp.*	1,104	39,380
Cinemark Holdings, Inc.	1,499	37,310
Penn Entertainment, Inc.*	2,096	34,186
United Parks & Resorts, Inc.*	528	24,003
Total Entertainment		898,090

Lodging - 8.2%
Hilton Worldwide Holdings, Inc.	727	165,429
Marriott International, Inc. — Class A	679	161,738
Hyatt Hotels Corp. — Class A	615	75,337
Las Vegas Sands Corp.	1,919	74,131
Wyndham Hotels & Resorts, Inc.	658	59,556
Wynn Resorts Ltd.	679	56,696
MGM Resorts International*	1,790	53,056
Boyd Gaming Corp.	651	42,855
Choice Hotels International, Inc.	303	40,232
Total Lodging		729,030

Agriculture - 7.4%
Philip Morris International, Inc.	2,226	353,333
Altria Group, Inc.	3,725	223,575
British American Tobacco plc ADR	2,028	83,898
Total Agriculture		660,806

Leisure Time - 7.3%
Royal Caribbean Cruises Ltd.	736	151,204
Carnival Corp.*	5,367	104,818
Viking Holdings Ltd.*	1,990	79,103
Planet Fitness, Inc. — Class A*	677	65,405
Norwegian Cruise Line Holdings Ltd.*	3,411	64,673
Brunswick Corp.	759	40,872
Harley-Davidson, Inc.	1,498	37,824
YETI Holdings, Inc.*	1,113	36,840
Peloton Interactive, Inc. — Class A*	5,717	36,131
Polaris, Inc.	788	32,261
Total Leisure Time		649,131

Software - 5.5%
Electronic Arts, Inc.	955	138,017
ROBLOX Corp. — Class A*	2,325	135,524
Take-Two Interactive Software, Inc.*	637	132,018
NetEase, Inc. ADR	825	84,909
Total Software		490,468

Beverages - 4.8%
Constellation Brands, Inc. — Class A	629	115,434
Brown-Forman Corp. — Class B	2,474	83,968
Anheuser-Busch InBev S.A. ADR	1,268	78,058

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 75

SCHEDULE OF INVESTMENTS (concluded)	March 31, 2025
LEISURE FUND

	Shares	Value
Molson Coors Beverage Co. — Class B	1,220	$74,261
Diageo plc ADR	700	73,353
Total Beverages		425,074

Toys, Games & Hobbies - 1.3%
Hasbro, Inc.	1,031	63,396
Mattel, Inc.*	2,837	55,123
Total Toys, Games & Hobbies		118,519

Food Service - 0.8%
Aramark	1,931	66,658

Telecommunications - 0.6%
EchoStar Corp. — Class A*	2,164	55,355

Food - 0.2%
Krispy Kreme, Inc.	2,755	13,554

Total Common Stocks
(Cost $5,667,806)		8,843,760

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.6%
J.P. Morgan Securities LLC issued 03/31/25 at 4.36% due 04/01/25	$29,413	29,413
BofA Securities, Inc. issued 03/31/25 at 4.35% due 04/01/25	22,541	22,541
Total Repurchase Agreements
(Cost $51,954)		51,954

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.3%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.27%[4]	27,710	27,710
Total Securities Lending Collateral
(Cost $27,710)		27,710

Total Investments - 100.4%
(Cost $5,747,470)		$8,923,424
Other Assets & Liabilities, net - (0.4)%		(36,950)
Total Net Assets - 100.0%		$8,886,474

*	Non-income producing security.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at March 31, 2025 — See Note 7.
[2]	Repurchase Agreements — See Note 6.
[3]	Securities lending collateral — See Note 7.
[4]	Rate indicated is the 7-day yield as of March 31, 2025.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$8,843,760	$—	$—	$8,843,760
Repurchase Agreements	—	51,954	—	51,954
Securities Lending Collateral	27,710	—	—	27,710
Total Assets	$8,871,470	$51,954	$—	$8,923,424

76 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

LEISURE FUND

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2025

Assets:
Investments, at value - including $26,568 of securities loaned (cost $5,695,516)	$8,871,470
Repurchase agreements, at value (cost $51,954)	51,954
Receivables:
Securities sold	103,431
Dividends	15,675
Fund shares sold	1,050
Securities lending income	924
Interest	6
Total assets	9,044,510

Liabilities:
Payable for:
Fund shares redeemed	107,101
Return of securities lending collateral	27,710
Management fees	7,898
Transfer agent fees	4,746
Portfolio accounting and administration fees	952
Distribution and service fees	678
Trustees’ fees*	112
Miscellaneous	8,839
Total liabilities	158,036
Net assets	$8,886,474

Net assets consist of:
Paid in capital	$7,491,056
Total distributable earnings (loss)	1,395,418
Net assets	$8,886,474

Investor Class:
Net assets	$6,305,998
Capital shares outstanding	69,469
Net asset value per share	$90.77

Class A:
Net assets	$1,655,183
Capital shares outstanding	20,354
Net asset value per share	$81.32
Maximum offering price per share (Net asset value divided by 95.25%)	$85.38

Class C:
Net assets	$227,760
Capital shares outstanding	3,356
Net asset value per share	$67.87

Class H:
Net assets	$697,533
Capital shares outstanding	8,853
Net asset value per share	$78.79

STATEMENT OF OPERATIONS
Year Ended March 31, 2025

Investment Income:
Dividends (net of foreign withholding tax of $425)	$125,383
Interest	2,023
Income from securities lending, net	7,381
Total investment income	134,787

Expenses:
Management fees	73,958
Distribution and service fees:
Class A	4,409
Class C	2,658
Class H	2,501
Transfer agent fees	19,416
Portfolio accounting and administration fees	13,274
Registration fees	10,501
Professional fees	3,909
Custodian fees	1,297
Trustees’ fees*	837
Line of credit fees	41
Miscellaneous	2,739
Total expenses	135,540
Less:
Expenses reimbursed by Adviser	(4,349)
Net expenses	131,191
Net investment income	3,596

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	455,516
Net realized gain	455,516
Net change in unrealized appreciation (depreciation) on:
Investments	(359,531)
Net change in unrealized appreciation (depreciation)	(359,531)
Net realized and unrealized gain	95,985
Net increase in net assets resulting from operations	$99,581

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 77

LEISURE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended March 31, 2025	Year Ended March 31, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment income	$3,596	$35,412
Net realized gain on investments	455,516	445,439
Net change in unrealized appreciation (depreciation) on investments	(359,531)	(86,095)
Net increase in net assets resulting from operations	99,581	394,756

Distributions to shareholders:
Investor Class	(20,964)	(4,283)
Class A	(8,259)	(1,567)
Class C	(1,537)	(220)
Class H	(4,652)	(1,111)
Total distributions to shareholders	(35,412)	(7,181)

Capital share transactions:
Proceeds from sale of shares
Investor Class	24,778,616	28,182,518
Class A	250,558	320,756
Class C	28,935	19,815
Class H	114,364	1,246,731
Distributions reinvested
Investor Class	20,097	4,166
Class A	6,219	1,122
Class C	1,531	220
Class H	4,575	1,103
Cost of shares redeemed
Investor Class	(23,113,644)	(43,870,062)
Class A	(635,115)	(1,314,667)
Class C	(102,346)	(96,413)
Class H	(870,812)	(1,868,660)
Net increase (decrease) from capital share transactions	482,978	(17,373,371)
Net increase (decrease) in net assets	547,147	(16,985,796)

Net assets:
Beginning of year	8,339,327	25,325,123
End of year	$8,886,474	$8,339,327

Capital share activity:
Shares sold
Investor Class	266,706	368,511
Class A	3,034	4,855
Class C	468	347
Class H	1,485	19,672
Shares issued from reinvestment of distributions
Investor Class	206	54
Class A	71	16
Class C	21	4
Class H	54	16
Shares redeemed
Investor Class	(254,754)	(594,121)
Class A	(8,002)	(19,188)
Class C	(1,527)	(1,664)
Class H	(11,695)	(28,613)
Net decrease in shares	(3,933)	(250,111)

78 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

LEISURE FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Investor Class	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$83.50	$72.93	$80.27	$100.94	$53.01
Income (loss) from investment operations:
Net investment income (loss)[a]	.14	.27	.21	(.44)	(.34)
Net gain (loss) on investments (realized and unrealized)	7.53	10.35	(7.55)	(14.80)	48.27
Total from investment operations	7.67	10.62	(7.34)	(15.24)	47.93
Less distributions from:
Net investment income	(.40)	(.05)	—	—	—
Net realized gains	—	—	—	(5.43)	—
Total distributions	(.40)	(.05)	—	(5.43)	—
Net asset value, end of period	$90.77	$83.50	$72.93	$80.27	$100.94

Total Return	9.15%	14.58%	(9.14%)	(15.52%)	90.42%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6,306	$4,786	$20,629	$5,574	$40,995
Ratios to average net assets:
Net investment income (loss)	0.16%	0.36%	0.30%	(0.45%)	(0.39%)
Total expenses	1.45%	1.43%	1.39%	1.36%	1.41%
Net expenses[b]	1.40%	1.40%	1.39%	1.36%	1.41%
Portfolio turnover rate	263%	214%	145%	168%	144%

Class A	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$75.02	$65.70	$72.50	$91.96	$48.41
Income (loss) from investment operations:
Net investment income (loss)[a]	(.08)	.10	(.12)	(.51)	(.41)
Net gain (loss) on investments (realized and unrealized)	6.78	9.27	(6.68)	(13.52)	43.96
Total from investment operations	6.70	9.37	(6.80)	(14.03)	43.55
Less distributions from:
Net investment income	(.40)	(.05)	—	—	—
Net realized gains	—	—	—	(5.43)	—
Total distributions	(.40)	(.05)	—	(5.43)	—
Net asset value, end of period	$81.32	$75.02	$65.70	$72.50	$91.96

Total Return[c]	8.90%	14.28%	(9.38%)	(15.72%)	89.96%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,655	$1,894	$2,600	$4,351	$4,291
Ratios to average net assets:
Net investment income (loss)	(0.11%)	0.15%	(0.20%)	(0.59%)	(0.56%)
Total expenses	1.69%	1.68%	1.64%	1.61%	1.68%
Net expenses[b]	1.64%	1.65%	1.64%	1.61%	1.68%
Portfolio turnover rate	263%	214%	145%	168%	144%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 79

LEISURE FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class C	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$63.14	$55.72	$61.94	$80.01	$42.44
Income (loss) from investment operations:
Net investment income (loss)[a]	(.56)	(.35)	(.50)	(1.04)	(.87)
Net gain (loss) on investments (realized and unrealized)	5.69	7.82	(5.72)	(11.60)	38.44
Total from investment operations	5.13	7.47	(6.22)	(12.64)	37.57
Less distributions from:
Net investment income	(.40)	(.05)	—	—	—
Net realized gains	—	—	—	(5.43)	—
Total distributions	(.40)	(.05)	—	(5.43)	—
Net asset value, end of period	$67.87	$63.14	$55.72	$61.94	$80.01

Total Return[c]	8.08%	13.43%	(10.04%)	(16.35%)	88.52%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$228	$277	$318	$591	$942
Ratios to average net assets:
Net investment income (loss)	(0.86%)	(0.60%)	(0.96%)	(1.38%)	(1.36%)
Total expenses	2.44%	2.43%	2.39%	2.36%	2.44%
Net expenses[b]	2.39%	2.40%	2.39%	2.36%	2.44%
Portfolio turnover rate	263%	214%	145%	168%	144%

80 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

LEISURE FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class H	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$72.70	$63.67	$70.26	$89.30	$47.01
Income (loss) from investment operations:
Net investment income (loss)[a]	(.09)	.10	(.10)	(.59)	(.40)
Net gain (loss) on investments (realized and unrealized)	6.58	8.98	(6.49)	(13.02)	42.69
Total from investment operations	6.49	9.08	(6.59)	(13.61)	42.29
Less distributions from:
Net investment income	(.40)	(.05)	—	—	—
Net realized gains	—	—	—	(5.43)	—
Total distributions	(.40)	(.05)	—	(5.43)	—
Net asset value, end of period	$78.79	$72.70	$63.67	$70.26	$89.30

Total Return	8.89%	14.26%	(9.38%)	(15.72%)	89.96%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$698	$1,382	$1,779	$2,023	$6,594
Ratios to average net assets:
Net investment income (loss)	(0.12%)	0.15%	(0.16%)	(0.69%)	(0.55%)
Total expenses	1.68%	1.68%	1.64%	1.61%	1.68%
Net expenses[b]	1.63%	1.65%	1.64%	1.61%	1.68%
Portfolio turnover rate	263%	214%	145%	168%	144%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[c]	Total return does not reflect the impact of any applicable sales charges.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 81

SCHEDULE OF INVESTMENTS	March 31, 2025
PRECIOUS METALS FUND

	Shares	Value
COMMON STOCKS† - 99.5%

Mining - 99.5%
Agnico Eagle Mines Ltd.	70,126	$7,602,360
Newmont Corp.	152,919	7,382,929
Freeport-McMoRan, Inc.	189,299	7,166,860
Wheaton Precious Metals Corp.	77,695	6,031,463
Barrick Gold Corp.	297,253	5,778,598
Anglogold Ashanti plc	111,656	4,144,671
Kinross Gold Corp.	313,751	3,956,400
Gold Fields Ltd. ADR	175,281	3,871,957
Franco-Nevada Corp.	23,826	3,754,024
Alamos Gold, Inc. — Class A	128,309	3,430,983
Pan American Silver Corp.	116,805	3,017,073
Royal Gold, Inc.	16,369	2,676,495
Harmony Gold Mining Company Ltd. ADR	164,888	2,435,396
Osisko Gold Royalties Ltd.	95,924	2,025,915
Eldorado Gold Corp.*	114,325	1,922,946
IAMGOLD Corp.*	305,278	1,907,987
Coeur Mining, Inc.*	310,548	1,838,446
First Majestic Silver Corp.	264,558	1,769,893
Hecla Mining Co.	316,179	1,757,955
Equinox Gold Corp.*	246,570	1,696,402
Sandstorm Gold Ltd.	212,678	1,605,719
Sibanye Stillwater Ltd. ADR*,1	330,215	1,512,385
Fortuna Mining Corp.*	236,426	1,442,199
B2Gold Corp.	486,879	1,387,605
New Gold, Inc.*	370,246	1,373,613
SSR Mining, Inc.*	134,311	1,347,139
Centerra Gold, Inc.	188,619	1,197,731
MAG Silver Corp.	74,268	1,134,815
Seabridge Gold, Inc.*	86,960	1,014,823
Endeavour Silver Corp.*	235,255	1,004,539
Silvercorp Metals, Inc.	223,372	864,450
Novagold Resources, Inc.*	230,855	674,097
McEwen Mining, Inc.*	75,379	569,111
Perpetua Resources Corp.*	42,839	457,949
Total Mining		89,754,928

Total Common Stocks
(Cost $53,767,301)		89,754,928

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.6%
J.P. Morgan Securities LLC issued 03/31/25 at 4.36% due 04/01/25	$320,545	320,545
BofA Securities, Inc. issued 03/31/25 at 4.35% due 04/01/25	245,662	245,662
Total Repurchase Agreements
(Cost $566,207)		566,207

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.5%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.27%[4]	450,000	450,000
Total Securities Lending Collateral
(Cost $450,000)		450,000

Total Investments - 100.6%
(Cost $54,783,508)		$90,771,135
Other Assets & Liabilities, net - (0.6)%		(564,775)
Total Net Assets - 100.0%		$90,206,360

*	Non-income producing security.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at March 31, 2025 — See Note 7.
[2]	Repurchase Agreements — See Note 6.
[3]	Securities lending collateral — See Note 7.
[4]	Rate indicated is the 7-day yield as of March 31, 2025.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

82 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (concluded)	March 31, 2025
PRECIOUS METALS FUND

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$89,754,928	$—	$—	$89,754,928
Repurchase Agreements	—	566,207	—	566,207
Securities Lending Collateral	450,000	—	—	450,000
Total Assets	$90,204,928	$566,207	$—	$90,771,135

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 83

PRECIOUS METALS FUND

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2025

Assets:
Investments, at value - including $458,000 of securities loaned (cost $54,217,301)	$90,204,928
Repurchase agreements, at value (cost $566,207)	566,207
Receivables:
Fund shares sold	936,227
Dividends	3,656
Foreign tax reclaims	3,230
Securities lending income	402
Interest	69
Total assets	91,714,719

Liabilities:
Overdraft due to custodian bank	1
Payable for:
Securities purchased	699,557
Return of securities lending collateral	450,000
Fund shares redeemed	203,737
Management fees	50,861
Transfer agent fees	29,543
Portfolio accounting and administration fees	6,951
Distribution and service fees	2,777
Trustees’ fees*	807
Miscellaneous	64,125
Total liabilities	1,508,359
Net assets	$90,206,360

Net assets consist of:
Paid in capital	$122,368,575
Total distributable earnings (loss)	(32,162,215)
Net assets	$90,206,360

Investor Class:
Net assets	$78,264,972
Capital shares outstanding	538,073
Net asset value per share	$145.45

Class A:
Net assets	$8,427,390
Capital shares outstanding	62,582
Net asset value per share	$134.66
Maximum offering price per share (Net asset value divided by 95.25%)	$141.38

Class C:
Net assets	$903,704
Capital shares outstanding	8,669
Net asset value per share	$104.25

Class H:
Net assets	$2,610,294
Capital shares outstanding	20,204
Net asset value per share	$129.20

STATEMENT OF OPERATIONS
Year Ended March 31, 2025

Investment Income:
Dividends (net of foreign withholding tax of $105,010)	$972,325
Interest	23,325
Income from securities lending, net	8,325
Other income	26
Total investment income	1,004,001

Expenses:
Management fees	603,332
Distribution and service fees:
Class A	19,571
Class C	9,422
Class H	6,712
Transfer agent fees	174,633
Portfolio accounting and administration fees	122,722
Registration fees	82,969
Professional fees	29,639
Custodian fees	10,606
Trustees’ fees*	7,967
Line of credit fees	11
Miscellaneous	46,090
Total expenses	1,113,674
Less:
Expenses reimbursed by Adviser	(40,196)
Net expenses	1,073,478
Net investment loss	(69,477)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	2,420,511
Foreign currency transactions	(3)
Net realized gain	2,420,508
Net change in unrealized appreciation (depreciation) on:
Investments	19,210,074
Net change in unrealized appreciation (depreciation)	19,210,074
Net realized and unrealized gain	21,630,582
Net increase in net assets resulting from operations	$21,561,105

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

84 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PRECIOUS METALS FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended March 31, 2025	Year Ended March 31, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$(69,477)	$77,389
Net realized gain (loss) on investments	2,420,508	(3,579,217)
Net change in unrealized appreciation (depreciation) on investments	19,210,074	(2,840,129)
Net increase (decrease) in net assets resulting from operations	21,561,105	(6,341,957)

Distributions to shareholders:
Investor Class	—	(1,400,288)
Class A	—	(280,268)
Class C	—	(63,185)
Class H	—	(78,773)
Total distributions to shareholders	—	(1,822,514)

Capital share transactions:
Proceeds from sale of shares
Investor Class	491,770,166	313,283,695
Class A	2,665,192	2,870,709
Class C	424,624	691,727
Class H	4,664,057	2,898,452
Distributions reinvested
Investor Class	—	1,350,549
Class A	—	272,009
Class C	—	63,121
Class H	—	78,773
Cost of shares redeemed
Investor Class	(482,605,434)	(330,913,484)
Class A	(3,963,142)	(3,922,482)
Class C	(833,587)	(1,371,976)
Class H	(5,026,090)	(3,056,070)
Net increase (decrease) from capital share transactions	7,095,786	(17,754,977)
Net increase (decrease) in net assets	28,656,891	(25,919,448)

Net assets:
Beginning of year	61,549,469	87,468,917
End of year	$90,206,360	$61,549,469

Capital share activity*:
Shares sold
Investor Class	3,981,526	3,164,330
Class A	23,246	30,221
Class C	4,750	8,885
Class H	43,948	30,751
Shares issued from reinvestment of distributions
Investor Class	—	14,392
Class A	—	3,121
Class C	—	926
Class H	—	942
Shares redeemed
Investor Class	(3,933,597)	(3,349,993)
Class A	(34,353)	(42,596)
Class C	(9,641)	(18,283)
Class H	(47,033)	(34,112)
Net increase (decrease) in shares	28,846	(191,416)

*	Reverse share split — Capital share activity has been restated to reflect a 1:3 reverse share split effective February 24, 2025. See Note 11 in the Notes to Financial Statements.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 85

PRECIOUS METALS FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Investor Class	Year Ended March 31, 2025[d]	Year Ended March 31, 2024[d]	Year Ended March 31, 2023[d]	Year Ended March 31, 2022[d]	Year Ended March 31, 2021[d]
Per Share Data
Net asset value, beginning of period	$104.48	$112.40	$143.95	$132.65	$79.51
Income (loss) from investment operations:
Net investment income (loss)[a]	(.05)	.18	.54	.48	(.18)
Net gain (loss) on investments (realized and unrealized)	41.02	(4.50)	(24.80)	18.65	54.82
Total from investment operations	40.97	(4.32)	(24.26)	19.13	54.64
Less distributions from:
Net investment income	—	(3.60)	(7.29)	(7.83)	(1.50)
Total distributions	—	(3.60)	(7.29)	(7.83)	(1.50)
Net asset value, end of period	$145.45	$104.48	$112.40	$143.95	$132.65

Total Return	39.21%	(3.46%)	(16.34%)	15.84%	68.71%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$78,265	$51,211	$74,345	$63,069	$87,174
Ratios to average net assets:
Net investment income (loss)	(0.04%)	0.19%	0.48%	0.35%	(0.13%)
Total expenses	1.34%	1.33%	1.30%	1.26%	1.34%
Net expenses[b]	1.29%	1.30%	1.30%	1.26%	1.34%
Portfolio turnover rate	452%	387%	424%	114%	281%

Class A	Year Ended March 31, 2025[d]	Year Ended March 31, 2024[d]	Year Ended March 31, 2023[d]	Year Ended March 31, 2022[d]	Year Ended March 31, 2021[d]
Per Share Data
Net asset value, beginning of period	$96.98	$104.87	$135.27	$125.45	$75.43
Income (loss) from investment operations:
Net investment income (loss)[a]	(.30)	(.03)	.24	.12	(.51)
Net gain (loss) on investments (realized and unrealized)	37.98	(4.26)	(23.35)	17.53	52.03
Total from investment operations	37.68	(4.29)	(23.11)	17.65	51.52
Less distributions from:
Net investment income	—	(3.60)	(7.29)	(7.83)	(1.50)
Total distributions	—	(3.60)	(7.29)	(7.83)	(1.50)
Net asset value, end of period	$134.66	$96.98	$104.87	$135.27	$125.45

Total Return[c]	38.85%	(3.68%)	(16.54%)	15.57%	68.28%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$8,427	$7,146	$8,698	$11,664	$18,801
Ratios to average net assets:
Net investment income (loss)	(0.26%)	(0.02%)	0.23%	0.08%	(0.41%)
Total expenses	1.59%	1.58%	1.54%	1.51%	1.59%
Net expenses[b]	1.54%	1.55%	1.54%	1.51%	1.59%
Portfolio turnover rate	452%	387%	424%	114%	281%

86 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PRECIOUS METALS FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class C	Year Ended March 31, 2025[d]	Year Ended March 31, 2024[d]	Year Ended March 31, 2023[d]	Year Ended March 31, 2022[d]	Year Ended March 31, 2021[d]
Per Share Data
Net asset value, beginning of period	$75.64	$83.32	$110.26	$104.58	$63.49
Income (loss) from investment operations:
Net investment income (loss)[a]	(.90)	(.57)	(.39)	(.63)	(1.29)
Net gain (loss) on investments (realized and unrealized)	29.51	(3.51)	(19.26)	14.14	43.88
Total from investment operations	28.61	(4.08)	(19.65)	13.51	42.59
Less distributions from:
Net investment income	—	(3.60)	(7.29)	(7.83)	(1.50)
Total distributions	—	(3.60)	(7.29)	(7.83)	(1.50)
Net asset value, end of period	$104.25	$75.64	$83.32	$110.26	$104.58

Total Return[c]	37.82%	(4.43%)	(17.16%)	14.70%	67.04%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$904	$1,026	$1,836	$2,231	$2,086
Ratios to average net assets:
Net investment income (loss)	(1.02%)	(0.76%)	(0.48%)	(0.59%)	(1.20%)
Total expenses	2.33%	2.33%	2.29%	2.26%	2.35%
Net expenses[b]	2.28%	2.30%	2.29%	2.26%	2.35%
Portfolio turnover rate	452%	387%	424%	114%	281%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 87

PRECIOUS METALS FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class H	Year Ended March 31, 2025[d]	Year Ended March 31, 2024[d]	Year Ended March 31, 2023[d]	Year Ended March 31, 2022[d]	Year Ended March 31, 2021[d]
Per Share Data
Net asset value, beginning of period	$93.03	$100.77	$130.38	$121.22	$72.91
Income (loss) from investment operations:
Net investment income (loss)[a]	(.44)	(.06)	.18	.24	(.75)
Net gain (loss) on investments (realized and unrealized)	36.61	(4.08)	(22.50)	16.75	50.56
Total from investment operations	36.17	(4.14)	(22.32)	16.99	49.81
Less distributions from:
Net investment income	—	(3.60)	(7.29)	(7.83)	(1.50)
Total distributions	—	(3.60)	(7.29)	(7.83)	(1.50)
Net asset value, end of period	$129.20	$93.03	$100.77	$130.38	$121.22

Total Return	38.88%	(3.71%)	(16.54%)	15.57%	68.30%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,610	$2,167	$2,591	$4,028	$2,628
Ratios to average net assets:
Net investment income (loss)	(0.41%)	(0.05%)	0.18%	0.20%	(0.59%)
Total expenses	1.59%	1.58%	1.54%	1.51%	1.60%
Net expenses[b]	1.54%	1.55%	1.54%	1.51%	1.60%
Portfolio turnover rate	452%	387%	424%	114%	281%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Reverse share split — Per share amounts have been restated to reflect a 1:3 reverse share split effective February 24, 2025. See Note 11 in the Notes to Financial Statements.

88 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS	March 31, 2025
REAL ESTATE FUND

	Shares	Value
COMMON STOCKS† - 99.2%

REITs - 90.5%

REITs-Diversified - 23.5%
American Tower Corp. — Class A	315	$68,544
Equinix, Inc.	72	58,705
Crown Castle, Inc.	449	46,799
Digital Realty Trust, Inc.	318	45,566
VICI Properties, Inc.	1,190	38,818
SBA Communications Corp.	149	32,782
Weyerhaeuser Co.	1,042	30,510
Gaming and Leisure Properties, Inc.	481	24,483
WP Carey, Inc.	387	24,424
Lamar Advertising Co. — Class A	199	22,642
Vornado Realty Trust	465	17,200
National Storage Affiliates Trust	376	14,814
EPR Properties	252	13,258
PotlatchDeltic Corp.	275	12,408
Broadstone Net Lease, Inc.	686	11,689
Outfront Media, Inc.	639	10,313
Uniti Group, Inc.	1,527	7,696
Total REITs-Diversified		480,651

REITs-Apartments - 11.8%
AvalonBay Communities, Inc.	171	36,700
Equity Residential	483	34,573
Invitation Homes, Inc.	870	30,320
Mid-America Apartment Communities, Inc.	178	29,829
UDR, Inc.	580	26,199
Camden Property Trust	199	24,338
American Homes 4 Rent — Class A	631	23,858
Essex Property Trust, Inc.	66	20,234
Independence Realty Trust, Inc.	700	14,861
Total REITs-Apartments		240,912

REITs-Health Care - 10.8%
Welltower, Inc.	440	67,412
Ventas, Inc.	535	36,787
Healthpeak Properties, Inc.	1,224	24,749
Omega Healthcare Investors, Inc.	576	21,934
Healthcare Realty Trust, Inc.	953	16,106
CareTrust REIT, Inc.	538	15,376
American Healthcare REIT, Inc.	487	14,756
Sabra Health Care REIT, Inc.	775	13,539
Medical Properties Trust, Inc.[1]	1,844	11,119
Total REITs-Health Care		221,778

REITs-Warehouse/Industries - 9.1%
Prologis, Inc.	605	67,633
EastGroup Properties, Inc.	112	19,729
Rexford Industrial Realty, Inc.	501	19,614
First Industrial Realty Trust, Inc.	323	17,429
STAG Industrial, Inc.	480	17,338
Americold Realty Trust, Inc.	764	16,395
Terreno Realty Corp.	254	16,058
Lineage, Inc.	213	12,488
Total REITs-Warehouse/Industries		186,684

REITs-Shopping Centers - 7.0%
Kimco Realty Corp.	1,185	25,169
Regency Centers Corp.	337	24,857
Federal Realty Investment Trust	197	19,271
Brixmor Property Group, Inc.	718	19,063
Phillips Edison & Company, Inc.	420	15,326
Kite Realty Group Trust	664	14,854
Urban Edge Properties	545	10,355
Acadia Realty Trust	494	10,349
SITE Centers Corp.	407	5,226
Total REITs-Shopping Centers		144,470

REITs-Storage - 6.7%
Public Storage	154	46,091
Extra Space Storage, Inc.	251	37,271
Iron Mountain, Inc.	388	33,384
CubeSmart	484	20,672
Total REITs-Storage		137,418

REITs-Office Property - 6.6%
Alexandria Real Estate Equities, Inc.	276	25,533
BXP, Inc.	314	21,098
Cousins Properties, Inc.	509	15,016
SL Green Realty Corp.	238	13,733
Kilroy Realty Corp.	398	13,038
Highwoods Properties, Inc.	406	12,034
COPT Defense Properties	427	11,644
Douglas Emmett, Inc.	679	10,864
LXP Industrial Trust	1,181	10,216
Equity Commonwealth*	937	1,509
Total REITs-Office Property		134,685

REITs-Single Tenant - 5.0%
Realty Income Corp.	831	48,206
Agree Realty Corp.	246	18,989
NNN REIT, Inc.	441	18,809
Essential Properties Realty Trust, Inc.	511	16,679
Total REITs-Single Tenant		102,683

REITs-Regional Malls - 3.7%
Simon Property Group, Inc.	293	48,661
Macerich Co.	818	14,045
Tanger, Inc.	390	13,178
Total REITs-Regional Malls		75,884

REITs-Hotels - 3.5%
Host Hotels & Resorts, Inc.	1,428	20,292
Ryman Hospitality Properties, Inc.	162	14,813
Apple Hospitality REIT, Inc.	841	10,857
Park Hotels & Resorts, Inc.	861	9,195
Sunstone Hotel Investors, Inc.	947	8,911
Pebblebrook Hotel Trust	701	7,101
Total REITs-Hotels		71,169

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 89

SCHEDULE OF INVESTMENTS (continued)	March 31, 2025
REAL ESTATE FUND

	Shares	Value
REITs-Manufactured Homes - 2.4%
Sun Communities, Inc.	209	$26,886
Equity LifeStyle Properties, Inc.	336	22,411
Total REITs-Manufactured Homes		49,297

Specialized Reit’s - 0.4%
DiamondRock Hospitality Co.	1,063	8,206
Total REITs		1,853,837

Real Estate - 7.3%
Real Estate Management/Services - 7.3%
CBRE Group, Inc. — Class A*	329	43,027
CoStar Group, Inc.*	488	38,664
Jones Lang LaSalle, Inc.*	83	20,577
Compass, Inc. — Class A*	1,647	14,378
Newmark Group, Inc. — Class A	900	10,953
Cushman & Wakefield plc*	990	10,118
Redfin Corp.*	721	6,640
eXp World Holdings, Inc.	605	5,917
Total Real Estate Management/Services		150,274

Total Real Estate		150,274

Internet - 1.4%
E-Commerce/Services - 1.4%
Zillow Group, Inc. — Class C*	378	25,916
Opendoor Technologies, Inc.*	2,123	2,165
Total E-Commerce/Services		28,081

Total Internet		28,081

Total Common Stocks
(Cost $1,372,449)		2,032,192

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.7%
J.P. Morgan Securities LLC issued 03/31/25 at 4.36% due 04/01/25	$8,468	8,468
BofA Securities, Inc. issued 03/31/25 at 4.35% due 04/01/25	6,489	6,489
Total Repurchase Agreements
(Cost $14,957)		14,957

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.1%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.27%[4]	2,075	2,075
Total Securities Lending Collateral
(Cost $2,075)		2,075

Total Investments - 100.0%
(Cost $1,389,481)		$2,049,224
Other Assets & Liabilities, net - 0.0%		394
Total Net Assets - 100.0%		$2,049,618

*	Non-income producing security.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at March 31, 2025 — See Note 7.
[2]	Repurchase Agreements — See Note 6.
[3]	Securities lending collateral — See Note 7.
[4]	Rate indicated is the 7-day yield as of March 31, 2025.
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

90 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (concluded)	March 31, 2025
REAL ESTATE FUND

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$2,032,192	$—	$—	$2,032,192
Repurchase Agreements	—	14,957	—	14,957
Securities Lending Collateral	2,075	—	—	2,075
Total Assets	$2,034,267	$14,957	$—	$2,049,224

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 91

REAL ESTATE FUND

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2025

Assets:
Investments, at value - including $2,002 of securities loaned (cost $1,374,524)	$2,034,267
Repurchase agreements, at value (cost $14,957)	14,957
Receivables:
Fund shares sold	34,200
Dividends	7,818
Securities lending income	7
Interest	2
Total assets	2,091,251

Liabilities:
Payable for:
Securities purchased	33,275
Return of securities lending collateral	2,075
Management fees	1,467
Transfer agent fees	978
Distribution and service fees	442
Portfolio accounting and administration fees	177
Fund shares redeemed	84
Trustees’ fees*	39
Miscellaneous	3,096
Total liabilities	41,633
Net assets	$2,049,618

Net assets consist of:
Paid in capital	$8,270,136
Total distributable earnings (loss)	(6,220,518)
Net assets	$2,049,618

Class A:
Net assets	$476,905
Capital shares outstanding	11,804
Net asset value per share	$40.40
Maximum offering price per share (Net asset value divided by 95.25%)	$42.41

Class C:
Net assets	$19,542
Capital shares outstanding	595
Net asset value per share	$32.84

Class H:
Net assets	$1,553,171
Capital shares outstanding	38,523
Net asset value per share	$40.32

STATEMENT OF OPERATIONS
Year Ended March 31, 2025

Investment Income:
Dividends	$137,017
Interest	1,291
Income from securities lending, net	241
Total investment income	138,549

Expenses:
Management fees	39,839
Distribution and service fees:
Class A	1,219
Class C	532
Class H	10,366
Transfer agent fees	9,965
Portfolio accounting and administration fees	7,151
Registration fees	4,684
Professional fees	1,638
Custodian fees	804
Trustees’ fees*	529
Line of credit fees	58
Miscellaneous	2,897
Total expenses	79,682
Less:
Expenses reimbursed by Adviser	(2,342)
Net expenses	77,340
Net investment income	61,209

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	544,317
Net realized gain	544,317
Net change in unrealized appreciation (depreciation) on:
Investments	29,903
Net change in unrealized appreciation (depreciation)	29,903
Net realized and unrealized gain	574,220
Net increase in net assets resulting from operations	$635,429

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

92 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

REAL ESTATE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended March 31, 2025	Year Ended March 31, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment income	$61,209	$32,581
Net realized gain (loss) on investments	544,317	(36,172)
Net change in unrealized appreciation (depreciation) on investments	29,903	194,275
Net increase in net assets resulting from operations	635,429	190,684

Distributions to shareholders:
Class A	(5,190)	(6,465)
Class C	(728)	(2,581)
Class H	(26,663)	(45,070)
Total distributions to shareholders	(32,581)	(54,116)

Capital share transactions:
Proceeds from sale of shares
Class A	1,376,486	591,538
Class C	124,418	50,541
Class H	16,376,197	5,981,741
Distributions reinvested
Class A	5,190	6,454
Class C	728	2,581
Class H	26,619	43,900
Cost of shares redeemed
Class A	(1,254,580)	(774,547)
Class C	(209,785)	(69,641)
Class H	(17,456,563)	(6,169,856)
Net decrease from capital share transactions	(1,011,290)	(337,289)
Net decrease in net assets	(408,442)	(200,721)

Net assets:
Beginning of year	2,458,060	2,658,781
End of year	$2,049,618	$2,458,060

Capital share activity:
Shares sold
Class A	34,057	16,705
Class C	3,684	1,715
Class H	419,664	169,328
Shares issued from reinvestment of distributions
Class A	125	182
Class C	21	88
Class H	640	1,238
Shares redeemed
Class A	(31,419)	(21,815)
Class C	(6,636)	(2,401)
Class H	(435,282)	(175,501)
Net decrease in shares	(15,146)	(10,461)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 93

REAL ESTATE FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class A	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$37.63	$35.12	$47.38	$40.87	$30.70
Income (loss) from investment operations:
Net investment income (loss)[a]	.44	.50	.65	.21	.32
Net gain (loss) on investments (realized and unrealized)	2.65	2.74	(11.59)	6.48	13.33
Total from investment operations	3.09	3.24	(10.94)	6.69	13.65
Less distributions from:
Net investment income	(.32)	(.73)	(1.32)	(.18)	(3.48)
Total distributions	(.32)	(.73)	(1.32)	(.18)	(3.48)
Net asset value, end of period	$40.40	$37.63	$35.12	$47.38	$40.87

Total Return[b]	8.18%	9.34%	(23.05%)	16.36%	45.79%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$477	$340	$491	$988	$1,049
Ratios to average net assets:
Net investment income (loss)	1.11%	1.42%	1.65%	0.46%	0.87%
Total expenses	1.70%	1.69%	1.65%	1.61%	1.70%
Net expenses[c]	1.65%	1.66%	1.65%	1.61%	1.70%
Portfolio turnover rate	344%	249%	308%	380%	499%

Class C	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$30.85	$29.13	$39.90	$34.44	$26.48
Income (loss) from investment operations:
Net investment income (loss)[a]	(.03)	.20	.31	(.09)	(.03)
Net gain (loss) on investments (realized and unrealized)	2.34	2.25	(9.76)	5.73	11.47
Total from investment operations	2.31	2.45	(9.45)	5.64	11.44
Less distributions from:
Net investment income	(.32)	(.73)	(1.32)	(.18)	(3.48)
Total distributions	(.32)	(.73)	(1.32)	(.18)	(3.48)
Net asset value, end of period	$32.84	$30.85	$29.13	$39.90	$34.44

Total Return[b]	7.38%	8.55%	(23.65%)	16.37%	44.71%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$20	$109	$120	$322	$194
Ratios to average net assets:
Net investment income (loss)	(0.10%)	0.68%	0.94%	(0.22%)	(0.09%)
Total expenses	2.43%	2.44%	2.40%	2.36%	2.45%
Net expenses[c]	2.38%	2.41%	2.40%	2.36%	2.45%
Portfolio turnover rate	344%	249%	308%	380%	499%

94 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

REAL ESTATE FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class H	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$37.55	$35.05	$47.28	$40.78	$30.63
Income (loss) from investment operations:
Net investment income (loss)[a]	.54	.53	.54	.22	.23
Net gain (loss) on investments (realized and unrealized)	2.55	2.70	(11.45)	6.46	13.40
Total from investment operations	3.09	3.23	(10.91)	6.68	13.63
Less distributions from:
Net investment income	(.32)	(.73)	(1.32)	(.18)	(3.48)
Total distributions	(.32)	(.73)	(1.32)	(.18)	(3.48)
Net asset value, end of period	$40.32	$37.55	$35.05	$47.28	$40.78

Total Return	8.20%	9.33%	(23.04%)	16.37%	45.83%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,553	$2,009	$2,048	$36,643	$10,907
Ratios to average net assets:
Net investment income (loss)	1.35%	1.50%	1.33%	0.49%	0.60%
Total expenses	1.69%	1.70%	1.65%	1.62%	1.66%
Net expenses[c]	1.64%	1.66%	1.65%	1.62%	1.66%
Portfolio turnover rate	344%	249%	308%	380%	499%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]	Total return does not reflect the impact of any applicable sales charges.
[c]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 95

SCHEDULE OF INVESTMENTS	March 31, 2025
RETAILING FUND

	Shares	Value
COMMON STOCKS† - 99.7%

Retail - 70.7%
Walmart, Inc.	3,259	$286,108
Costco Wholesale Corp.	295	279,005
TJX Companies, Inc.	2,188	266,498
Home Depot, Inc.	707	259,108
Lowe’s Companies, Inc.	1,108	258,419
O’Reilly Automotive, Inc.*	145	207,724
Carvana Co.*	770	160,992
Target Corp.	1,432	149,443
Ross Stores, Inc.	1,120	143,125
AutoZone, Inc.*	33	125,822
Tractor Supply Co.	2,187	120,504
Dollar General Corp.	1,117	98,218
Ulta Beauty, Inc.*	265	97,133
Williams-Sonoma, Inc.	597	94,386
Dick’s Sporting Goods, Inc.	449	90,500
Burlington Stores, Inc.*	376	89,612
Dollar Tree, Inc.*	1,168	87,682
Genuine Parts Co.	733	87,330
BJ’s Wholesale Club Holdings, Inc.*	755	86,145
Best Buy Company, Inc.	1,152	84,799
CarMax, Inc.*	1,032	80,413
GameStop Corp. — Class A*,1	2,934	65,487
Murphy USA, Inc.	137	64,364
Ollie’s Bargain Outlet Holdings, Inc.*	536	62,369
Floor & Decor Holdings, Inc. — Class A*	767	61,720
Walgreens Boots Alliance, Inc.*	5,426	60,608
Bath & Body Works, Inc.	1,908	57,850
AutoNation, Inc.*	333	53,919
Lithia Motors, Inc. — Class A	178	52,250
Gap, Inc.	2,411	49,691
Five Below, Inc.*	589	44,131
Abercrombie & Fitch Co. — Class A*	555	42,385
Academy Sports & Outdoors, Inc.	856	39,042
Signet Jewelers Ltd.	660	38,320
Macy’s, Inc.	3,028	38,032
Boot Barn Holdings, Inc.*	354	38,030
Nordstrom, Inc.	1,428	34,915
Urban Outfitters, Inc.*	644	33,746
Advance Auto Parts, Inc.	859	33,681
RH*	142	33,286
American Eagle Outfitters, Inc.	2,758	32,048
Victoria’s Secret & Co.*	1,460	27,127
Foot Locker, Inc.*	1,732	24,421
National Vision Holdings, Inc.*	1,815	23,196
Kohl’s Corp.[1]	2,517	20,589
ODP Corp.*	954	13,671
Total Retail		4,197,844

Internet - 24.4%
Amazon.com, Inc.*	2,706	514,844
PDD Holdings, Inc. ADR*	1,303	154,210
Alibaba Group Holding Ltd. ADR	990	130,908
Coupang, Inc.*	5,853	128,356
eBay, Inc.	1,830	123,946
MercadoLibre, Inc.*	62	120,954
JD.com, Inc. ADR	2,573	105,802
Chewy, Inc. — Class A*	2,322	75,488
Etsy, Inc.*	1,046	49,350
Wayfair, Inc. — Class A*	1,371	43,913
Total Internet		1,447,771

Distribution & Wholesale - 2.5%
LKQ Corp.	1,708	72,658
Pool Corp.	228	72,584
Total Distribution & Wholesale		145,242

Software - 1.3%
Global-e Online Ltd*	2,225	79,321

Commercial Services - 0.8%
Valvoline, Inc.*	1,306	45,462

Total Common Stocks
(Cost $3,323,298)		5,915,640

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.5%
J.P. Morgan Securities LLC issued 03/31/25 at 4.36% due 04/01/25	$16,658	16,658
BofA Securities, Inc. issued 03/31/25 at 4.35% due 04/01/25	12,767	12,767
Total Repurchase Agreements
(Cost $29,425)		29,425

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.9%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.27%[4]	53,968	53,968
Total Securities Lending Collateral
(Cost $53,968)		53,968

Total Investments - 101.1%
(Cost $3,406,691)		$5,999,033
Other Assets & Liabilities, net - (1.1)%		(62,833)
Total Net Assets - 100.0%		$5,936,200

96 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (concluded)	March 31, 2025
RETAILING FUND

*	Non-income producing security.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at March 31, 2025 — See Note 7.
[2]	Repurchase Agreements — See Note 6.
[3]	Securities lending collateral — See Note 7.
[4]	Rate indicated is the 7-day yield as of March 31, 2025.
ADR — American Depositary Receipt

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$5,915,640	$—	$—	$5,915,640
Repurchase Agreements	—	29,425	—	29,425
Securities Lending Collateral	53,968	—	—	53,968
Total Assets	$5,969,608	$29,425	$—	$5,999,033

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 97

RETAILING FUND

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2025

Assets:
Investments, at value - including $52,836 of securities loaned (cost $3,377,266)	$5,969,608
Repurchase agreements, at value (cost $29,425)	29,425
Receivables:
Securities sold	892,073
Dividends	4,965
Fund shares sold	511
Securities lending income	22
Interest	4
Total assets	6,896,608

Liabilities:
Payable for:
Fund shares redeemed	891,466
Return of securities lending collateral	53,968
Management fees	4,927
Transfer agent fees	2,893
Portfolio accounting and administration fees	594
Distribution and service fees	218
Trustees’ fees*	79
Miscellaneous	6,263
Total liabilities	960,408
Net assets	$5,936,200

Net assets consist of:
Paid in capital	$4,831,175
Total distributable earnings (loss)	1,105,025
Net assets	$5,936,200

Investor Class:
Net assets	$4,977,302
Capital shares outstanding	96,059
Net asset value per share	$51.82

Class A:
Net assets	$599,288
Capital shares outstanding	12,486
Net asset value per share	$48.00
Maximum offering price per share (Net asset value divided by 95.25%)	$50.39

Class C:
Net assets	$42,482
Capital shares outstanding	1,064
Net asset value per share	$39.93

Class H:
Net assets	$317,128
Capital shares outstanding	6,791
Net asset value per share	$46.70

STATEMENT OF OPERATIONS
Year Ended March 31, 2025

Investment Income:
Dividends (net of foreign withholding tax of $157)	$107,051
Interest	2,721
Income from securities lending, net	360
Total investment income	110,132

Expenses:
Management fees	79,212
Distribution and service fees:
Class A	1,875
Class C	655
Class H	881
Transfer agent fees	19,937
Portfolio accounting and administration fees	14,218
Registration fees	10,435
Professional fees	4,215
Custodian fees	1,400
Trustees’ fees*	960
Line of credit fees	20
Miscellaneous	2,927
Total expenses	136,735
Less:
Expenses reimbursed by Adviser	(4,656)
Net expenses	132,079
Net investment loss	(21,947)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	628,972
Net realized gain	628,972
Net change in unrealized appreciation (depreciation) on:
Investments	(593,590)
Net change in unrealized appreciation (depreciation)	(593,590)
Net realized and unrealized gain	35,382
Net increase in net assets resulting from operations	$13,435

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

98 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RETAILING FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended March 31, 2025	Year Ended March 28, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(21,947)	$(9,976)
Net realized gain on investments	628,972	690,181
Net change in unrealized appreciation (depreciation) on investments	(593,590)	648,186
Net increase in net assets resulting from operations	13,435	1,328,391

Capital share transactions:
Proceeds from sale of shares
Investor Class	25,633,421	27,699,473
Class A	319,096	244,458
Class C	29,848	108,390
Class H	123,353	16,566
Cost of shares redeemed
Investor Class	(29,180,206)	(27,611,388)
Class A	(486,061)	(620,195)
Class C	(59,851)	(194,132)
Class H	(204,918)	(292,400)
Net decrease from capital share transactions	(3,825,318)	(649,228)
Net increase (decrease) in net assets	(3,811,883)	679,163

Net assets:
Beginning of year	9,748,083	9,068,920
End of year	$5,936,200	$9,748,083

Capital share activity:
Shares sold
Investor Class	492,051	622,418
Class A	6,577	6,259
Class C	733	3,140
Class H	2,518	425
Shares redeemed
Investor Class	(561,923)	(629,522)
Class A	(9,799)	(15,500)
Class C	(1,439)	(5,786)
Class H	(4,197)	(7,656)
Net decrease in shares	(75,479)	(26,222)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 99

RETAILING FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Investor Class	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$51.43	$42.39	$46.75	$57.11	$28.62
Income (loss) from investment operations:
Net investment income (loss)[a]	(.10)	(.03)	(.08)	(.30)	(.25)
Net gain (loss) on investments (realized and unrealized)	.49	9.07	(4.28)	(5.31)	28.74
Total from investment operations	.39	9.04	(4.36)	(5.61)	28.49
Less distributions from:
Net realized gains	—	—	—	(4.75)	—
Total distributions	—	—	—	(4.75)	—
Net asset value, end of period	$51.82	$51.43	$42.39	$46.75	$57.11

Total Return	0.76%	21.33%	(9.33%)	(10.94%)	99.55%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,977	$8,533	$7,334	$7,998	$24,987
Ratios to average net assets:
Net investment income (loss)	(0.19%)	(0.08%)	(0.19%)	(0.53%)	(0.52%)
Total expenses	1.43%	1.43%	1.40%	1.36%	1.43%
Net expenses[b]	1.38%	1.40%	1.40%	1.36%	1.43%
Portfolio turnover rate	296%	299%	371%	214%	270%

Class A	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$47.76	$39.46	$43.64	$53.75	$27.00
Income (loss) from investment operations:
Net investment income (loss)[a]	(.24)	(.11)	(.17)	(.42)	(.38)
Net gain (loss) on investments (realized and unrealized)	.48	8.41	(4.01)	(4.94)	27.13
Total from investment operations	.24	8.30	(4.18)	(5.36)	26.75
Less distributions from:
Net realized gains	—	—	—	(4.75)	—
Total distributions	—	—	—	(4.75)	—
Net asset value, end of period	$48.00	$47.76	$39.46	$43.64	$53.75

Total Return[c]	0.50%	21.03%	(9.58%)	(11.17%)	99.07%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$599	$750	$985	$1,917	$2,133
Ratios to average net assets:
Net investment income (loss)	(0.50%)	(0.27%)	(0.45%)	(0.79%)	(0.83%)
Total expenses	1.69%	1.69%	1.65%	1.61%	1.67%
Net expenses[b]	1.64%	1.65%	1.65%	1.61%	1.67%
Portfolio turnover rate	296%	299%	371%	214%	270%

100 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RETAILING FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class C	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$40.01	$33.31	$37.12	$46.74	$23.67
Income (loss) from investment operations:
Net investment income (loss)[a]	(.50)	(.34)	(.39)	(.70)	(.62)
Net gain (loss) on investments (realized and unrealized)	.42	7.04	(3.42)	(4.17)	23.69
Total from investment operations	(.08)	6.70	(3.81)	(4.87)	23.07
Less distributions from:
Net realized gains	—	—	—	(4.75)	—
Total distributions	—	—	—	(4.75)	—
Net asset value, end of period	$39.93	$40.01	$33.31	$37.12	$46.74

Total Return[c]	(0.20%)	20.11%	(10.26%)	(11.84%)	97.47%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$42	$71	$147	$196	$294
Ratios to average net assets:
Net investment income (loss)	(1.24%)	(1.01%)	(1.18%)	(1.54%)	(1.65%)
Total expenses	2.44%	2.43%	2.40%	2.36%	2.44%
Net expenses[b]	2.39%	2.40%	2.40%	2.36%	2.44%
Portfolio turnover rate	296%	299%	371%	214%	270%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 101

RETAILING FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class H	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$46.47	$38.40	$42.47	$52.44	$26.35
Income (loss) from investment operations:
Net investment income (loss)[a]	(.24)	(.10)	(.18)	(.38)	(.39)
Net gain (loss) on investments (realized and unrealized)	.47	8.17	(3.89)	(4.84)	26.48
Total from investment operations	.23	8.07	(4.07)	(5.22)	26.09
Less distributions from:
Net realized gains	—	—	—	(4.75)	—
Total distributions	—	—	—	(4.75)	—
Net asset value, end of period	$46.70	$46.47	$38.40	$42.47	$52.44

Total Return	0.49%	21.02%	(9.58%)	(11.18%)	99.01%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$317	$394	$603	$673	$661
Ratios to average net assets:
Net investment income (loss)	(0.52%)	(0.26%)	(0.47%)	(0.73%)	(0.91%)
Total expenses	1.69%	1.68%	1.65%	1.60%	1.69%
Net expenses[b]	1.64%	1.65%	1.65%	1.60%	1.69%
Portfolio turnover rate	296%	299%	371%	214%	270%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[c]	Total return does not reflect the impact of any applicable sales charges.

102 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS	March 31, 2025
TECHNOLOGY FUND

	Shares	Value
COMMON STOCKS† - 99.7%

Software - 32.3%
Microsoft Corp.	5,594	$2,099,932
Salesforce, Inc.	2,375	637,355
Palantir Technologies, Inc. — Class A*	7,373	622,281
Oracle Corp.	4,264	596,150
Adobe, Inc.*	1,429	548,064
Intuit, Inc.	878	539,083
ServiceNow, Inc.*	642	511,122
MicroStrategy, Inc. — Class A*	1,250	360,337
AppLovin Corp. — Class A*	1,282	339,692
Cadence Design Systems, Inc.*	1,325	336,987
Roper Technologies, Inc.	547	322,500
Synopsys, Inc.*	750	321,638
Workday, Inc. — Class A*	1,333	311,295
Autodesk, Inc.*	1,182	309,448
Atlassian Corp. — Class A*	1,314	278,844
Snowflake, Inc. — Class A*	1,761	257,388
Electronic Arts, Inc.	1,729	249,875
ROBLOX Corp. — Class A*	4,212	245,517
Cloudflare, Inc. — Class A*	2,132	240,255
Take-Two Interactive Software, Inc.*	1,154	239,167
Datadog, Inc. — Class A*	2,275	225,703
NetEase, Inc. ADR	2,183	224,674
ANSYS, Inc.*	662	209,563
Zoom Communications, Inc. — Class A*	2,495	184,056
Samsara, Inc. — Class A*	4,623	177,200
HubSpot, Inc.*	304	173,672
Nutanix, Inc. — Class A*	2,467	172,221
DocuSign, Inc.*	2,080	169,312
PTC, Inc.*	1,086	168,276
Guidewire Software, Inc.*	866	162,254
Monday.com Ltd.*	631	153,434
Twilio, Inc. — Class A*	1,541	150,879
Dynatrace, Inc.*	3,138	147,957
MongoDB, Inc.*	826	144,880
Akamai Technologies, Inc.*	1,713	137,896
Manhattan Associates, Inc.*	766	132,549
Dropbox, Inc. — Class A*	4,228	112,930
Gitlab, Inc. — Class A*	2,227	104,669
Confluent, Inc. — Class A*	4,268	100,042
Unity Software, Inc.*	4,822	94,463
IonQ, Inc.*,1	3,941	86,978
SoundHound AI, Inc. — Class A*,1	8,451	68,622
ZoomInfo Technologies, Inc. — Class A*	6,815	68,150
Total Software		12,737,310

Semiconductors - 25.7%
NVIDIA Corp.	17,905	1,940,544
Broadcom, Inc.	6,180	1,034,717
Advanced Micro Devices, Inc.*	5,150	529,111
Texas Instruments, Inc.	2,883	518,075
QUALCOMM, Inc.	3,369	517,512
Applied Materials, Inc.	2,899	420,703
Analog Devices, Inc.	1,956	394,467
Lam Research Corp.	5,214	379,058
KLA Corp.	551	374,570
Micron Technology, Inc.	4,248	369,109
Intel Corp.	15,127	343,534
Taiwan Semiconductor Manufacturing Company Ltd. ADR	1,889	313,574
NXP Semiconductor N.V.	1,613	306,567
ASML Holding N.V. — Class G	440	291,557
Marvell Technology, Inc.	4,499	277,003
ARM Holdings plc ADR*,1	2,387	254,908
STMicroelectronics N.V. — Class Y	9,342	205,150
Microchip Technology, Inc.	3,957	191,558
ON Semiconductor Corp.*	3,953	160,848
Monolithic Power Systems, Inc.	268	155,435
Teradyne, Inc.	1,729	142,815
Entegris, Inc.	1,577	137,956
Skyworks Solutions, Inc.	1,936	125,124
Astera Labs, Inc.*	1,773	105,795
Qorvo, Inc.*	1,457	105,501
Lattice Semiconductor Corp.*	1,909	100,127
Rambus, Inc.*	1,781	92,211
MKS Instruments, Inc.	1,150	92,172
Cirrus Logic, Inc.*	910	90,686
GLOBALFOUNDRIES, Inc.*	2,124	78,397
Impinj, Inc.*	507	45,985
Axcelis Technologies, Inc.*	922	45,796
Total Semiconductors		10,140,565

Computers - 17.3%
Apple, Inc.	10,508	2,334,142
International Business Machines Corp.	2,447	608,471
Crowdstrike Holdings, Inc. — Class A*	1,066	375,850
Fortinet, Inc.*	3,325	320,064
Dell Technologies, Inc. — Class C	3,225	293,959
Accenture plc — Class A	814	254,001
Check Point Software Technologies Ltd.*	1,086	247,521
Cognizant Technology Solutions Corp. — Class A	3,166	242,199
Infosys Ltd. ADR	12,599	229,932
HP, Inc.	7,302	202,192
Hewlett Packard Enterprise Co.	11,813	182,275
Zscaler, Inc.*	914	181,356
CyberArk Software Ltd.*	523	176,774
Okta, Inc.*	1,601	168,457
Seagate Technology Holdings plc	1,976	167,861
NetApp, Inc.	1,881	165,227
Super Micro Computer, Inc.*,1	4,272	146,273
Western Digital Corp.*	3,609	145,912
Pure Storage, Inc. — Class A*	3,202	141,753
Lumentum Holdings, Inc.*	1,353	84,346
Varonis Systems, Inc.*	2,080	84,136
Sandisk Corp.*	1,713	81,556
Total Computers		6,834,257

Internet - 14.8%
Alphabet, Inc. — Class A	11,006	1,701,968
Meta Platforms, Inc. — Class A	2,643	1,523,319
Palo Alto Networks, Inc.*	2,443	416,874

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 103

SCHEDULE OF INVESTMENTS (continued)	March 31, 2025
TECHNOLOGY FUND

	Shares	Value
Shopify, Inc. — Class A*	2,771	$264,575
Sea Ltd. ADR*	1,861	242,842
Baidu, Inc. ADR*	2,495	229,615
GoDaddy, Inc. — Class A*	1,122	202,117
VeriSign, Inc.*	738	187,356
CDW Corp.	1,122	179,812
Pinterest, Inc. — Class A*	5,745	178,095
F5, Inc.*	595	158,431
Reddit, Inc. — Class A*	1,485	155,777
Gen Digital, Inc.	5,673	150,561
Snap, Inc. — Class A*	15,678	136,555
Match Group, Inc.	3,645	113,724
Total Internet		5,841,621

Telecommunications - 4.3%
Cisco Systems, Inc.	9,841	607,288
Motorola Solutions, Inc.	798	349,372
Arista Networks, Inc.*	4,428	343,082
Corning, Inc.	5,222	239,063
Credo Technology Group Holding Ltd.*	2,331	93,613
InterDigital, Inc.	288	59,544
Total Telecommunications		1,691,962

Electronics - 3.5%
Amphenol Corp. — Class A	5,594	366,911
TE Connectivity plc	1,593	225,123
Keysight Technologies, Inc.*	1,357	203,238
Trimble, Inc.*	2,399	157,494
Jabil, Inc.	1,118	152,126
Flex Ltd.*	4,196	138,804
Coherent Corp.*	2,012	130,659
Total Electronics		1,374,355

Energy-Alternate Sources - 0.6%
First Solar, Inc.*	1,090	137,809
Enphase Energy, Inc.*	1,873	116,219
Total Energy-Alternate Sources		254,028

Investment Companies - 0.6%
MARA Holdings, Inc.*	6,543	75,244
Riot Platforms, Inc.*	8,332	59,324
Core Scientific, Inc.*	7,098	51,390
Cleanspark, Inc.*,1	7,326	49,231
Total Investment Companies		235,189

Office & Business Equipment - 0.4%
Zebra Technologies Corp. — Class A*	539	152,300

Electrical Components & Equipment - 0.2%
Universal Display Corp.	563	78,527

Total Common Stocks
(Cost $16,916,101)		39,340,114

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.5%
J.P. Morgan Securities LLC issued 03/31/25 at 4.36% due 04/01/25	$120,266	120,266
BofA Securities, Inc. issued 03/31/25 at 4.35% due 04/01/25	92,171	92,171
Total Repurchase Agreements
(Cost $212,437)		212,437

	Shares
SECURITIES LENDING COLLATERAL†,3 - 1.2%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.27%[4]	467,774	467,774
Total Securities Lending Collateral
(Cost $467,774)		467,774

Total Investments - 101.4%
(Cost $17,596,312)		$40,020,325
Other Assets & Liabilities, net - (1.4)%		(548,652)
Total Net Assets - 100.0%		$39,471,673

*	Non-income producing security.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at March 31, 2025 — See Note 7.
[2]	Repurchase Agreements — See Note 6.
[3]	Securities lending collateral — See Note 7.
[4]	Rate indicated is the 7-day yield as of March 31, 2025.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

104 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (concluded)	March 31, 2025
TECHNOLOGY FUND

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$39,340,114	$—	$—	$39,340,114
Repurchase Agreements	—	212,437	—	212,437
Securities Lending Collateral	467,774	—	—	467,774
Total Assets	$39,807,888	$212,437	$—	$40,020,325

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 105

TECHNOLOGY FUND

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2025

Assets:
Investments, at value - including $447,622 of securities loaned (cost $17,383,875)	$39,807,888
Repurchase agreements, at value (cost $212,437)	212,437
Receivables:
Dividends	12,304
Fund shares sold	10,672
Foreign tax reclaims	1,108
Securities lending income	100
Interest	26
Total assets	40,044,535

Liabilities:
Payable for:
Return of securities lending collateral	467,774
Management fees	28,302
Transfer agent fees	17,421
Fund shares redeemed	11,439
Distribution and service fees	4,141
Portfolio accounting and administration fees	3,413
Trustees’ fees*	503
Miscellaneous	39,869
Total liabilities	572,862
Net assets	$39,471,673

Net assets consist of:
Paid in capital	$19,443,681
Total distributable earnings (loss)	20,027,992
Net assets	$39,471,673

Investor Class:
Net assets	$27,047,315
Capital shares outstanding	146,721
Net asset value per share	$184.35

Class A:
Net assets	$9,132,735
Capital shares outstanding	55,268
Net asset value per share	$165.24
Maximum offering price per share (Net asset value divided by 95.25%)	$173.48

Class C:
Net assets	$2,443,673
Capital shares outstanding	18,012
Net asset value per share	$135.67

Class H:
Net assets	$847,950
Capital shares outstanding	5,280
Net asset value per share	$160.60

STATEMENT OF OPERATIONS
Year Ended March 31, 2025

Investment Income:
Dividends (net of foreign withholding tax of $1,501)	$374,450
Interest	16,636
Income from securities lending, net	764
Total investment income	391,850

Expenses:
Management fees	488,239
Distribution and service fees:
Class A	23,301
Class C	29,539
Class H	3,861
Transfer agent fees	124,379
Portfolio accounting and administration fees	87,635
Registration fees	70,374
Professional fees	26,555
Custodian fees	7,693
Trustees’ fees*	6,714
Line of credit fees	82
Miscellaneous	12,330
Total expenses	880,702
Less:
Expenses reimbursed by Adviser	(28,702)
Net expenses	852,000
Net investment loss	(460,150)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	6,023,320
Net realized gain	6,023,320
Net change in unrealized appreciation (depreciation) on:
Investments	(4,855,155)
Net change in unrealized appreciation (depreciation)	(4,855,155)
Net realized and unrealized gain	1,168,165
Net increase in net assets resulting from operations	$708,015

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

106 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

TECHNOLOGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended March 31, 2025	Year Ended March 31, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(460,150)	$(400,991)
Net realized gain on investments	6,023,320	4,495,145
Net change in unrealized appreciation (depreciation) on investments	(4,855,155)	11,784,979
Net increase in net assets resulting from operations	708,015	15,879,133

Distributions to shareholders:
Investor Class	(1,530,798)	(1,548,617)
Class A	(459,868)	(227,970)
Class C	(184,496)	(91,187)
Class H	(57,400)	(87,573)
Total distributions to shareholders	(2,232,562)	(1,955,347)

Capital share transactions:
Proceeds from sale of shares
Investor Class	79,367,937	120,416,346
Class A	3,403,242	2,572,213
Class C	833,942	747,840
Class H	3,054,402	4,472,665
Distributions reinvested
Investor Class	1,459,040	1,514,370
Class A	446,832	226,883
Class C	182,134	90,293
Class H	54,967	87,101
Cost of shares redeemed
Investor Class	(89,094,206)	(119,846,391)
Class A	(3,152,579)	(2,736,773)
Class C	(1,435,843)	(1,447,009)
Class H	(3,478,421)	(4,714,179)
Net increase (decrease) from capital share transactions	(8,358,553)	1,383,359
Net increase (decrease) in net assets	(9,883,100)	15,307,145

Net assets:
Beginning of year	49,354,773	34,047,628
End of year	$39,471,673	$49,354,773

Capital share activity:
Shares sold
Investor Class	396,477	767,301
Class A	18,497	18,121
Class C	5,424	6,073
Class H	17,882	31,365
Shares issued from reinvestment of distributions
Investor Class	6,811	9,148
Class A	2,325	1,517
Class C	1,152	721
Class H	294	598
Shares redeemed
Investor Class	(444,843)	(755,479)
Class A	(17,475)	(18,662)
Class C	(9,474)	(12,187)
Class H	(20,333)	(32,507)
Net increase (decrease) in shares	(43,263)	16,009

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 107

TECHNOLOGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Investor Class	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$191.70	$141.40	$168.83	$177.69	$100.21
Income (loss) from investment operations:
Net investment income (loss)[a]	(1.39)	(.97)	(.68)	(1.32)	(.96)
Net gain (loss) on investments (realized and unrealized)	3.29	55.52	(20.64)	6.56	81.24
Total from investment operations	1.90	54.55	(21.32)	5.24	80.28
Less distributions from:
Net realized gains	(9.25)	(4.25)	(6.11)	(14.10)	(2.80)
Total distributions	(9.25)	(4.25)	(6.11)	(14.10)	(2.80)
Net asset value, end of period	$184.35	$191.70	$141.40	$168.83	$177.69

Total Return	0.32%	39.06%	(11.94%)	1.94%	80.31%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$27,047	$36,092	$23,656	$32,397	$35,562
Ratios to average net assets:
Net investment income (loss)	(0.70%)	(0.61%)	(0.50%)	(0.68%)	(0.65%)
Total expenses	1.43%	1.44%	1.39%	1.36%	1.44%
Net expenses[b]	1.38%	1.40%	1.39%	1.36%	1.44%
Portfolio turnover rate	138%	211%	121%	175%	195%

Class A	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$173.09	$128.33	$154.37	$163.90	$92.79
Income (loss) from investment operations:
Net investment income (loss)[a]	(1.75)	(1.27)	(.93)	(1.68)	(1.24)
Net gain (loss) on investments (realized and unrealized)	3.15	50.28	(19.00)	6.25	75.15
Total from investment operations	1.40	49.01	(19.93)	4.57	73.91
Less distributions from:
Net realized gains	(9.25)	(4.25)	(6.11)	(14.10)	(2.80)
Total distributions	(9.25)	(4.25)	(6.11)	(14.10)	(2.80)
Net asset value, end of period	$165.24	$173.09	$128.33	$154.37	$163.90

Total Return[c]	0.07%	38.72%	(12.16%)	1.69%	79.86%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$9,133	$8,987	$6,538	$8,305	$9,190
Ratios to average net assets:
Net investment income (loss)	(0.97%)	(0.87%)	(0.75%)	(0.96%)	(0.90%)
Total expenses	1.69%	1.68%	1.64%	1.61%	1.69%
Net expenses[b]	1.64%	1.65%	1.64%	1.61%	1.69%
Portfolio turnover rate	138%	211%	121%	175%	195%

108 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

TECHNOLOGY FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class C	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$144.59	$108.59	$132.87	$143.81	$82.23
Income (loss) from investment operations:
Net investment income (loss)[a]	(2.58)	(1.97)	(1.59)	(2.60)	(2.01)
Net gain (loss) on investments (realized and unrealized)	2.91	42.22	(16.58)	5.76	66.39
Total from investment operations	.33	40.25	(18.17)	3.16	64.38
Less distributions from:
Net realized gains	(9.25)	(4.25)	(6.11)	(14.10)	(2.80)
Total distributions	(9.25)	(4.25)	(6.11)	(14.10)	(2.80)
Net asset value, end of period	$135.67	$144.59	$108.59	$132.87	$143.81

Total Return[c]	(0.68%)	37.69%	(12.82%)	0.92%	78.52%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,444	$3,023	$2,856	$4,194	$6,214
Ratios to average net assets:
Net investment income (loss)	(1.71%)	(1.62%)	(1.51%)	(1.70%)	(1.65%)
Total expenses	2.44%	2.43%	2.39%	2.36%	2.44%
Net expenses[b]	2.39%	2.40%	2.39%	2.36%	2.44%
Portfolio turnover rate	138%	211%	121%	175%	195%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 109

TECHNOLOGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class H	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$168.44	$124.98	$150.57	$160.17	$90.72
Income (loss) from investment operations:
Net investment income (loss)[a]	(1.69)	(1.26)	(.92)	(1.62)	(1.01)
Net gain (loss) on investments (realized and unrealized)	3.10	48.97	(18.56)	6.12	73.26
Total from investment operations	1.41	47.71	(19.48)	4.50	72.25
Less distributions from:
Net realized gains	(9.25)	(4.25)	(6.11)	(14.10)	(2.80)
Total distributions	(9.25)	(4.25)	(6.11)	(14.10)	(2.80)
Net asset value, end of period	$160.60	$168.44	$124.98	$150.57	$160.17

Total Return	0.06%	38.72%	(12.17%)	1.68%	79.85%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$848	$1,253	$997	$1,355	$1,734
Ratios to average net assets:
Net investment income (loss)	(0.96%)	(0.88%)	(0.76%)	(0.93%)	(0.83%)
Total expenses	1.69%	1.69%	1.64%	1.60%	1.74%
Net expenses[b]	1.64%	1.65%	1.64%	1.60%	1.74%
Portfolio turnover rate	138%	211%	121%	175%	195%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[c]	Total return does not reflect the impact of any applicable sales charges.

110 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS	March 31, 2025
TELECOMMUNICATIONS FUND

	Shares	Value
COMMON STOCKS† - 99.6%

Telecommunications - 73.4%
AT&T, Inc.	87,350	$2,470,258
Cisco Systems, Inc.	38,068	2,349,176
Verizon Communications, Inc.	46,910	2,127,838
T-Mobile US, Inc.	7,006	1,868,570
Motorola Solutions, Inc.	2,727	1,193,908
Arista Networks, Inc.*	14,613	1,132,215
Juniper Networks, Inc.	17,944	649,393
Frontier Communications Parent, Inc.*	15,505	556,009
Ciena Corp.*	9,025	545,381
Telefonaktiebolaget LM Ericsson ADR	61,247	475,277
EchoStar Corp. — Class A*	18,452	472,002
BCE, Inc.	19,777	454,080
Nokia Oyj ADR[1]	83,237	438,659
Vodafone Group plc ADR	45,662	427,853
TELUS Corp.[1]	29,291	420,033
AST SpaceMobile, Inc.*,1	17,950	408,183
America Movil SAB de CV ADR	28,302	402,455
Rogers Communications, Inc. — Class B	14,770	394,802
Telephone & Data Systems, Inc.	9,620	372,679
Lumen Technologies, Inc.*	85,449	334,960
Iridium Communications, Inc.	11,265	307,760
Viavi Solutions, Inc.*	26,753	299,366
Calix, Inc.*	8,110	287,418
Extreme Networks, Inc.*	17,894	236,738
InterDigital, Inc.	1,092	225,771
Viasat, Inc.*	20,946	218,257
CommScope Holding Company, Inc.*	36,720	194,983
Harmonic, Inc.*	19,761	189,508
Gogo, Inc.*	18,106	156,074
Globalstar, Inc.*	6,964	145,269
Total Telecommunications		19,754,875

Media - 15.8%
Comcast Corp. — Class A	50,246	1,854,077
Charter Communications, Inc. — Class A*	3,054	1,125,491
Liberty Broadband Corp. — Class C*	7,716	656,246
Liberty Global Ltd. — Class A*	38,441	442,456
Liberty Latin America Ltd. — Class C*	28,474	176,823
Total Media		4,255,093

Internet - 5.6%
F5, Inc.*	2,325	619,078
Roku, Inc.*	8,631	607,967
Cogent Communications Holdings, Inc.	4,322	264,982
Total Internet		1,492,027

Computers - 2.3%
Lumentum Holdings, Inc.*	6,372	397,230
NetScout Systems, Inc.*	10,913	229,282
Total Computers		626,512

Software - 1.9%
Nice Ltd. ADR*	3,233	498,432

Electronics - 0.6%
Applied Optoelectronics, Inc.*	10,646	163,416

Total Common Stocks
(Cost $25,355,385)		26,790,355

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.5%
J.P. Morgan Securities LLC issued 03/31/25 at 4.36% due 04/01/25	$71,163	71,163
BofA Securities, Inc. issued 03/31/25 at 4.35% due 04/01/25	54,539	54,539
Total Repurchase Agreements
(Cost $125,702)		125,702

	Shares
SECURITIES LENDING COLLATERAL†,3 - 2.5%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.27%[4]	684,207	684,207
Total Securities Lending Collateral
(Cost $684,207)		684,207

Total Investments - 102.6%
(Cost $26,165,294)		$27,600,264
Other Assets & Liabilities, net - (2.6)%		(696,763)
Total Net Assets - 100.0%		$26,903,501

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 111

SCHEDULE OF INVESTMENTS (concluded)	March 31, 2025
TELECOMMUNICATIONS FUND

*	Non-income producing security.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at March 31, 2025 — See Note 7.
[2]	Repurchase Agreements — See Note 6.
[3]	Securities lending collateral — See Note 7.
[4]	Rate indicated is the 7-day yield as of March 31, 2025.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$26,790,355	$—	$—	$26,790,355
Repurchase Agreements	—	125,702	—	125,702
Securities Lending Collateral	684,207	—	—	684,207
Total Assets	$27,474,562	$125,702	$—	$27,600,264

112 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

TELECOMMUNICATIONS FUND

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2025

Assets:
Investments, at value- including $659,475 of securities loaned (cost $26,039,592)	$27,474,562
Repurchase agreements, at value (cost $125,702)	125,702
Receivables:
Dividends	34,432
Fund shares sold	10,144
Securities lending income	1,684
Foreign tax reclaims	1,208
Interest	15
Total assets	27,647,747

Liabilities:
Payable for:
Return of securities lending collateral	684,207
Management fees	19,210
Transfer agent fees	11,393
Fund shares redeemed	5,727
Portfolio accounting and administration fees	2,316
Distribution and service fees	72
Trustees’ fees*	268
Miscellaneous	21,053
Total liabilities	744,246
Net assets	$26,903,501

Net assets consist of:
Paid in capital	$28,516,136
Total distributable earnings (loss)	(1,612,635)
Net assets	$26,903,501

Investor Class:
Net assets	$26,601,466
Capital shares outstanding	511,162
Net asset value per share	$52.04

Class A:
Net assets	$184,165
Capital shares outstanding	3,951
Net asset value per share	$46.61
Maximum offering price per share (Net asset value divided by 95.25%)	$48.93

Class C:
Net assets	$11,615
Capital shares outstanding	299
Net asset value per share	$38.85

Class H:
Net assets	$106,255
Capital shares outstanding	2,346
Net asset value per share	$45.29

STATEMENT OF OPERATIONS
Year Ended March 31, 2025

Investment Income:
Dividends (net of foreign withholding tax of $13,587)	$312,767
Interest	3,755
Income from securities lending, net	8,007
Total investment income	324,529

Expenses:
Management fees	142,809
Distribution and service fees:
Class A	510
Class C	180
Class H	346
Transfer agent fees	37,451
Portfolio accounting and administration fees	25,629
Professional fees	3,439
Custodian fees	2,292
Trustees’ fees*	787
Line of credit fees	51
Miscellaneous	31,831
Total expenses	245,325
Less:
Expenses reimbursed by Adviser	(8,397)
Net expenses	236,928
Net investment income	87,601

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(65,563)
Net realized loss	(65,563)
Net change in unrealized appreciation (depreciation) on:
Investments	1,188,382
Net change in unrealized appreciation (depreciation)	1,188,382
Net realized and unrealized gain	1,122,819
Net increase in net assets resulting from operations	$1,210,420

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 113

TELECOMMUNICATIONS FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended March 31, 2025	Year Ended March 31, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment income	$87,601	$34,191
Net realized loss on investments	(65,563)	(342,667)
Net change in unrealized appreciation (depreciation) on investments	1,188,382	(142,776)
Net increase (decrease) in net assets resulting from operations	1,210,420	(451,252)

Distributions to shareholders:
Investor Class	(50,338)	(26,701)
Class A	(621)	(2,067)
Class C	(35)	(525)
Class H	(370)	(1,690)
Total distributions to shareholders	(51,364)	(30,983)

Capital share transactions:
Proceeds from sale of shares
Investor Class	49,507,108	16,845,642
Class A	1,084,877	356,728
Class C	66,158	30,651
Class H	109,806	2,683
Distributions reinvested
Investor Class	50,303	26,583
Class A	621	2,067
Class C	35	525
Class H	370	1,690
Cost of shares redeemed
Investor Class	(27,858,153)	(20,759,144)
Class A	(1,032,833)	(501,197)
Class C	(82,282)	(37,327)
Class H	(126,264)	(17,010)
Net increase (decrease) from capital share transactions	21,719,746	(4,048,109)
Net increase (decrease) in net assets	22,878,802	(4,530,344)

Net assets:
Beginning of year	4,024,699	8,555,043
End of year	$26,903,501	$4,024,699

Capital share activity:
Shares sold
Investor Class	976,689	384,658
Class A	24,782	9,249
Class C	1,838	936
Class H	2,758	71
Shares issued from reinvestment of distributions
Investor Class	936	619
Class A	13	54
Class C	1	16
Class H	8	45
Shares redeemed
Investor Class	(553,480)	(480,325)
Class A	(23,533)	(13,018)
Class C	(2,305)	(1,155)
Class H	(2,907)	(460)
Net increase (decrease) in shares	424,800	(99,310)

114 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

TELECOMMUNICATIONS FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Investor Class	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$43.66	$44.78	$53.37	$56.03	$43.19
Income (loss) from investment operations:
Net investment income (loss)[a]	.27	.49	.11	.58	.66
Net gain (loss) on investments (realized and unrealized)	8.20	(.92)	(8.10)	(3.00)	13.33
Total from investment operations	8.47	(.43)	(7.99)	(2.42)	13.99
Less distributions from:
Net investment income	(.09)	(.69)	(.60)	(.24)	(1.15)
Total distributions	(.09)	(.69)	(.60)	(.24)	(1.15)
Net asset value, end of period	$52.04	$43.66	$44.78	$53.37	$56.03

Total Return	19.39%	(0.91%)	(14.87%)	(4.36%)	32.55%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$26,601	$3,799	$8,152	$997	$1,773
Ratios to average net assets:
Net investment income (loss)	0.52%	1.13%	0.26%	1.02%	1.33%
Total expenses	1.45%	1.42%	1.40%	1.36%	1.46%
Net expenses[b]	1.40%	1.39%	1.40%	1.36%	1.46%
Portfolio turnover rate	159%	466%	471%	551%	344%

Class A	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$39.20	$40.35	$48.30	$50.87	$39.40
Income (loss) from investment operations:
Net investment income (loss)[a]	.29	.32	.22	.37	.41
Net gain (loss) on investments (realized and unrealized)	7.21	(.78)	(7.57)	(2.70)	12.21
Total from investment operations	7.50	(.46)	(7.35)	(2.33)	12.62
Less distributions from:
Net investment income	(.09)	(.69)	(.60)	(.24)	(1.15)
Total distributions	(.09)	(.69)	(.60)	(.24)	(1.15)
Net asset value, end of period	$46.61	$39.20	$40.35	$48.30	$50.87

Total Return[c]	19.12%	(1.08%)	(15.12%)	(4.59%)	32.20%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$184	$105	$258	$368	$467
Ratios to average net assets:
Net investment income (loss)	0.65%	0.82%	0.54%	0.71%	0.90%
Total expenses	1.70%	1.69%	1.65%	1.61%	1.70%
Net expenses[b]	1.65%	1.66%	1.65%	1.61%	1.70%
Portfolio turnover rate	159%	466%	471%	551%	344%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 115

TELECOMMUNICATIONS FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class C	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$32.95	$34.29	$41.46	$44.03	$34.47
Income (loss) from investment operations:
Net investment income (loss)[a]	.06	— [d]	(.08)	(.01)	.01
Net gain (loss) on investments (realized and unrealized)	5.93	(.65)	(6.49)	(2.32)	10.70
Total from investment operations	5.99	(.65)	(6.57)	(2.33)	10.71
Less distributions from:
Net investment income	(.09)	(.69)	(.60)	(.24)	(1.15)
Total distributions	(.09)	(.69)	(.60)	(.24)	(1.15)
Net asset value, end of period	$38.85	$32.95	$34.29	$41.46	$44.03

Total Return[c]	18.20%	(1.84%)	(15.76%)	(5.30%)	31.22%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$12	$25	$33	$122	$188
Ratios to average net assets:
Net investment income (loss)	0.17%	— [e]	(0.22%)	(0.02%)	0.03%
Total expenses	2.43%	2.45%	2.39%	2.36%	2.43%
Net expenses[b]	2.38%	2.42%	2.39%	2.36%	2.43%
Portfolio turnover rate	159%	466%	471%	551%	344%

116 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

TELECOMMUNICATIONS FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class H	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$38.11	$39.24	$47.00	$49.50	$38.36
Income (loss) from investment operations:
Net investment income (loss)[a]	.30	.28	.22	.44	.28
Net gain (loss) on investments (realized and unrealized)	6.97	(.72)	(7.38)	(2.70)	12.01
Total from investment operations	7.27	(.44)	(7.16)	(2.26)	12.29
Less distributions from:
Net investment income	(.09)	(.69)	(.60)	(.24)	(1.15)
Total distributions	(.09)	(.69)	(.60)	(.24)	(1.15)
Net asset value, end of period	$45.29	$38.11	$39.24	$47.00	$49.50

Total Return	19.12%	(1.12%)	(15.14%)	(4.60%)	32.24%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$106	$95	$111	$124	$245
Ratios to average net assets:
Net investment income (loss)	0.70%	0.73%	0.55%	0.86%	0.61%
Total expenses	1.69%	1.70%	1.65%	1.61%	1.68%
Net expenses[b]	1.64%	1.67%	1.65%	1.61%	1.68%
Portfolio turnover rate	159%	466%	471%	551%	344%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Less than $0.01 per share.
[e]	Less than 0.01% or (0.01%).

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 117

SCHEDULE OF INVESTMENTS	March 31, 2025
TRANSPORTATION FUND

	Shares	Value
COMMON STOCKS† - 99.5%

Transportation - 40.4%
Union Pacific Corp.	1,225	$289,394
United Parcel Service, Inc. — Class B	2,069	227,569
CSX Corp.	6,176	181,760
Norfolk Southern Corp.	764	180,953
FedEx Corp.	730	177,959
Old Dominion Freight Line, Inc.	835	138,151
Expeditors International of Washington, Inc.	826	99,327
Canadian National Railway Co.	901	87,812
ZTO Express Cayman, Inc. ADR	4,382	86,939
CH Robinson Worldwide, Inc.	838	85,811
XPO, Inc.*	792	85,203
Canadian Pacific Kansas City Ltd.	1,212	85,095
Golden Ocean Group Ltd.	10,480	83,630
J.B. Hunt Transport Services, Inc.	556	82,260
Star Bulk Carriers Corp.[1]	5,107	79,465
TFI International, Inc.	1,014	78,534
ZIM Integrated Shipping Services Ltd.[1]	4,752	69,332
Knight-Swift Transportation Holdings, Inc.	1,438	62,539
Kirby Corp.*	587	59,293
Ryder System, Inc.	410	58,962
Landstar System, Inc.	374	56,175
Matson, Inc.	385	49,345
Saia, Inc.*	128	44,727
Hub Group, Inc. — Class A	973	36,166
Werner Enterprises, Inc.	1,088	31,878
ArcBest Corp.	377	26,609
Forward Air Corp.*	1,028	20,653
Total Transportation		2,565,541

Auto Manufacturers - 24.3%
Tesla, Inc.*	2,706	701,287
General Motors Co.	3,476	163,476
Ford Motor Co.	15,394	154,402
Rivian Automotive, Inc. — Class A*,1	6,987	86,988
Ferrari N.V.	190	81,297
Toyota Motor Corp. ADR[1]	457	80,674
Stellantis N.V.	7,181	80,499
Li Auto, Inc. ADR*	3,050	76,860
NIO, Inc. ADR*,1	18,308	69,754
Lucid Group, Inc.*,1	18,833	45,576
Total Auto Manufacturers		1,540,813

Airlines - 11.5%
Delta Air Lines, Inc.	2,954	128,794
United Airlines Holdings, Inc.*	1,679	115,935
Southwest Airlines Co.	3,333	111,922
Copa Holdings S.A. — Class A	902	83,399
Ryanair Holdings plc ADR	1,834	77,707
American Airlines Group, Inc.*	6,005	63,353
Alaska Air Group, Inc.*	1,185	58,326
SkyWest, Inc.*	529	46,219
JetBlue Airways Corp.*	5,568	26,838
Allegiant Travel Co. — Class A*	347	17,922
Total Airlines		730,415

Auto Parts & Equipment - 10.8%
Mobileye Global, Inc. — Class A*,1	5,831	83,937
Aptiv plc*	1,405	83,597
Autoliv, Inc.	943	83,408
Magna International, Inc.	2,349	79,843
BorgWarner, Inc.	2,142	61,368
Gentex Corp.	2,359	54,965
Lear Corp.	581	51,256
Dorman Products, Inc.*	321	38,693
Goodyear Tire & Rubber Co.*	4,053	37,450
Visteon Corp.*	438	33,998
QuantumScape Corp.*	7,748	32,232
Adient plc*	1,891	24,318
Fox Factory Holding Corp.*	1,007	23,503
Total Auto Parts & Equipment		688,568

Internet - 7.1%
Uber Technologies, Inc.*	4,161	303,170
Grab Holdings Ltd. — Class A*	20,986	95,067
Lyft, Inc. — Class A*	4,406	52,299
Total Internet		450,536

Commercial Services - 1.6%
GXO Logistics, Inc.*	1,310	51,195
Avis Budget Group, Inc.*	412	31,271
Hertz Global Holdings, Inc.*,1	4,356	17,162
Total Commercial Services		99,628

Home Builders - 1.1%
Thor Industries, Inc.	628	47,609
Winnebago Industries, Inc.	684	23,570
Total Home Builders		71,179

Building Materials - 0.7%
Modine Manufacturing Co.*	607	46,587

Aerospace & Defense - 0.7%
Joby Aviation, Inc.*	6,968	41,947

Leisure Time - 0.7%
Harley-Davidson, Inc.	1,657	41,839

Retail - 0.6%
Patrick Industries, Inc.	453	38,306

Total Common Stocks
(Cost $4,206,520)		6,315,359

118 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (concluded)	March 31, 2025
TRANSPORTATION FUND

	Face Amount	Value
REPURCHASE AGREEMENTS††,2 - 0.5%
J.P. Morgan Securities LLC issued 03/31/25 at 4.36% due 04/01/25	$18,615	$18,615
BofA Securities, Inc. issued 03/31/25 at 4.35% due 04/01/25	14,267	14,267
Total Repurchase Agreements
(Cost $32,882)		32,882

	Shares
SECURITIES LENDING COLLATERAL†,3 - 6.3%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.27%[4]	399,310	399,310
Total Securities Lending Collateral
(Cost $399,310)		399,310

Total Investments - 106.3%
(Cost $4,638,712)		$6,747,551
Other Assets & Liabilities, net - (6.3)%		(399,870)
Total Net Assets - 100.0%		$6,347,681

*	Non-income producing security.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at March 31, 2025 — See Note 7.
[2]	Repurchase Agreements — See Note 6.
[3]	Securities lending collateral — See Note 7.
[4]	Rate indicated is the 7-day yield as of March 31, 2025.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$6,315,359	$—	$—	$6,315,359
Repurchase Agreements	—	32,882	—	32,882
Securities Lending Collateral	399,310	—	—	399,310
Total Assets	$6,714,669	$32,882	$—	$6,747,551

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 119

TRANSPORTATION FUND

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2025

Assets:
Investments, at value - including $378,870 of securities loaned (cost $4,605,830)	$6,714,669
Repurchase agreements, at value (cost $32,882)	32,882
Cash	484
Receivables:
Dividends	14,014
Fund shares sold	875
Securities lending income	167
Foreign tax reclaims	117
Interest	4
Total assets	6,763,212

Liabilities:
Payable for:
Return of securities lending collateral	399,310
Management fees	4,535
Transfer agent fees	3,221
Distribution and service fees	631
Portfolio accounting and administration fees	547
Trustees’ fees*	91
Miscellaneous	7,196
Total liabilities	415,531
Net assets	$6,347,681

Net assets consist of:
Paid in capital	$5,187,099
Total distributable earnings (loss)	1,160,582
Net assets	$6,347,681

Investor Class:
Net assets	$3,846,345
Capital shares outstanding	71,364
Net asset value per share	$53.90

Class A:
Net assets	$2,040,739
Capital shares outstanding	43,578
Net asset value per share	$46.83
Maximum offering price per share (Net asset value divided by 95.25%)	$49.17

Class C:
Net assets	$185,138
Capital shares outstanding	4,791
Net asset value per share	$38.64

Class H:
Net assets	$275,459
Capital shares outstanding	6,139
Net asset value per share	$44.87

STATEMENT OF OPERATIONS
Year Ended March 31, 2025

Investment Income:
Dividends (net of foreign withholding tax of $9,005)	$155,071
Interest	2,456
Income from securities lending, net	5,218
Total investment income	162,745

Expenses:
Management fees	79,472
Distribution and service fees:
Class A	8,266
Class C	2,722
Class H	826
Transfer agent fees	20,372
Portfolio accounting and administration fees	14,264
Registration fees	12,063
Professional fees	5,239
Custodian fees	1,399
Trustees’ fees*	1,140
Line of credit fees	20
Miscellaneous	370
Total expenses	146,153
Less:
Expenses reimbursed by Adviser	(4,672)
Net expenses	141,481
Net investment income	21,264

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	1,703,404
Net realized gain	1,703,404
Net change in unrealized appreciation (depreciation) on:
Investments	(2,943,506)
Net change in unrealized appreciation (depreciation)	(2,943,506)
Net realized and unrealized loss	(1,240,102)
Net decrease in net assets resulting from operations	$(1,218,838)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

120 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

TRANSPORTATION FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended March 31, 2025	Year Ended March 31, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment income	$21,264	$41,418
Net realized gain (loss) on investments	1,703,404	(287,164)
Net change in unrealized appreciation (depreciation) on investments	(2,943,506)	586,127
Net increase (decrease) in net assets resulting from operations	(1,218,838)	340,381

Distributions to shareholders:
Investor Class	(60,813)	(12,384)
Class A	(42,353)	(8,129)
Class C	(4,356)	(1,000)
Class H	(4,764)	(725)
Total distributions to shareholders	(112,286)	(22,238)

Capital share transactions:
Proceeds from sale of shares
Investor Class	9,585,177	31,587,618
Class A	921,536	1,457,449
Class C	55,741	194,980
Class H	14,752	1,200,445
Distributions reinvested
Investor Class	58,919	12,097
Class A	42,091	8,065
Class C	3,579	930
Class H	4,578	703
Cost of shares redeemed
Investor Class	(11,289,488)	(32,364,144)
Class A	(3,086,232)	(2,285,805)
Class C	(315,278)	(748,914)
Class H	(79,051)	(1,373,938)
Net decrease from capital share transactions	(4,083,676)	(2,310,514)
Net decrease in net assets	(5,414,800)	(1,992,371)

Net assets:
Beginning of year	11,762,481	13,754,852
End of year	$6,347,681	$11,762,481

Capital share activity:
Shares sold
Investor Class	158,681	547,710
Class A	18,204	28,562
Class C	1,334	4,639
Class H	300	27,017
Shares issued from reinvestment of distributions
Investor Class	923	208
Class A	759	159
Class C	78	22
Class H	86	14
Shares redeemed
Investor Class	(193,403)	(575,081)
Class A	(60,242)	(45,165)
Class C	(7,491)	(16,906)
Class H	(1,609)	(30,498)
Net decrease in shares	(82,380)	(59,319)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 121

TRANSPORTATION FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Investor Class	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$60.86	$55.68	$74.70	$84.28	$37.39
Income (loss) from investment operations:
Net investment income (loss)[a]	.21	.21	.19	.04	(.20)
Net gain (loss) on investments (realized and unrealized)	(6.39)	5.06	(14.50)	.07	47.09
Total from investment operations	(6.18)	5.27	(14.31)	.11	46.89
Less distributions from:
Net investment income	(.29)	(.09)	—	—	—
Net realized gains	(.49)	—	(4.71)	(9.69)	—
Total distributions	(.78)	(.09)	(4.71)	(9.69)	—
Net asset value, end of period	$53.90	$60.86	$55.68	$74.70	$84.28

Total Return	(10.36%)	9.49%	(18.40%)	(0.71%)	125.41%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,846	$6,400	$7,367	$10,814	$65,281
Ratios to average net assets:
Net investment income (loss)	0.36%	0.36%	0.32%	0.05%	(0.29%)
Total expenses	1.44%	1.43%	1.39%	1.35%	1.41%
Net expenses[b]	1.39%	1.40%	1.39%	1.35%	1.41%
Portfolio turnover rate	100%	207%	185%	162%	205%

Class A	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$53.11	$48.72	$66.33	$76.03	$33.82
Income (loss) from investment operations:
Net investment income (loss)[a]	.04	.10	.03	(.04)	(.34)
Net gain (loss) on investments (realized and unrealized)	(5.54)	4.38	(12.93)	.03	42.55
Total from investment operations	(5.50)	4.48	(12.90)	(.01)	42.21
Less distributions from:
Net investment income	(.29)	(.09)	—	—	—
Net realized gains	(.49)	—	(4.71)	(9.69)	—
Total distributions	(.78)	(.09)	(4.71)	(9.69)	—
Net asset value, end of period	$46.83	$53.11	$48.72	$66.33	$76.03

Total Return[c]	(10.59%)	9.23%	(18.60%)	(0.95%)	124.81%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,041	$4,506	$4,935	$7,123	$7,785
Ratios to average net assets:
Net investment income (loss)	0.09%	0.20%	0.07%	(0.05%)	(0.59%)
Total expenses	1.68%	1.68%	1.64%	1.61%	1.68%
Net expenses[b]	1.63%	1.65%	1.64%	1.61%	1.68%
Portfolio turnover rate	100%	207%	185%	162%	205%

122 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

TRANSPORTATION FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class C	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$44.28	$40.94	$57.20	$67.28	$30.15
Income (loss) from investment operations:
Net investment income (loss)[a]	(.27)	(.17)	(.32)	(.52)	(.67)
Net gain (loss) on investments (realized and unrealized)	(4.59)	3.60	(11.23)	.13	37.80
Total from investment operations	(4.86)	3.43	(11.55)	(.39)	37.13
Less distributions from:
Net investment income	(.29)	(.09)	—	—	—
Net realized gains	(.49)	—	(4.71)	(9.69)	—
Total distributions	(.78)	(.09)	(4.71)	(9.69)	—
Net asset value, end of period	$38.64	$44.28	$40.94	$57.20	$67.28

Total Return[c]	(11.24%)	8.39%	(19.21%)	(1.68%)	123.15%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$185	$481	$946	$1,772	$1,954
Ratios to average net assets:
Net investment income (loss)	(0.63%)	(0.40%)	(0.70%)	(0.80%)	(1.33%)
Total expenses	2.43%	2.43%	2.39%	2.36%	2.43%
Net expenses[b]	2.38%	2.40%	2.39%	2.36%	2.43%
Portfolio turnover rate	100%	207%	185%	162%	205%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 123

TRANSPORTATION FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class H	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$50.92	$46.71	$63.86	$73.53	$32.70
Income (loss) from investment operations:
Net investment income (loss)[a]	.05	.08	.03	(.25)	(.32)
Net gain (loss) on investments (realized and unrealized)	(5.32)	4.22	(12.47)	.27	41.15
Total from investment operations	(5.27)	4.30	(12.44)	.02	40.83
Less distributions from:
Net investment income	(.29)	(.09)	—	—	—
Net realized gains	(.49)	—	(4.71)	(9.69)	—
Total distributions	(.78)	(.09)	(4.71)	(9.69)	—
Net asset value, end of period	$44.87	$50.92	$46.71	$63.86	$73.53

Total Return	(10.60%)	9.24%	(18.60%)	(0.94%)	124.86%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$275	$375	$506	$600	$1,169
Ratios to average net assets:
Net investment income (loss)	0.10%	0.17%	0.07%	(0.35%)	(0.56%)
Total expenses	1.69%	1.68%	1.64%	1.61%	1.68%
Net expenses[b]	1.64%	1.65%	1.64%	1.61%	1.68%
Portfolio turnover rate	100%	207%	185%	162%	205%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[c]	Total return does not reflect the impact of any applicable sales charges.

124 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS	March 31, 2025
UTILITIES FUND

	Shares	Value
COMMON STOCKS† - 99.0%

Electric - 86.8%
NextEra Energy, Inc.	12,333	$874,286
Southern Co.	8,115	746,174
Duke Energy Corp.	5,926	722,794
Constellation Energy Corp.	2,910	586,743
American Electric Power Company, Inc.	5,231	571,591
Dominion Energy, Inc.	9,233	517,694
Sempra	7,181	512,436
Exelon Corp.	11,065	509,875
Public Service Enterprise Group, Inc.	5,805	477,752
Xcel Energy, Inc.	6,731	476,487
Consolidated Edison, Inc.	4,216	466,247
Vistra Corp.	3,949	463,771
PG&E Corp.	26,775	459,995
Entergy Corp.	5,311	454,037
WEC Energy Group, Inc.	4,038	440,061
Ameren Corp.	3,819	383,428
PPL Corp.	10,618	383,416
DTE Energy Co.	2,714	375,265
CenterPoint Energy, Inc.	10,034	363,532
Edison International	6,130	361,180
Eversource Energy	5,689	353,344
CMS Energy Corp.	4,695	352,641
FirstEnergy Corp.	8,715	352,260
NRG Energy, Inc.	3,491	333,251
Alliant Energy Corp.	4,714	303,346
Evergy, Inc.	4,244	292,624
National Grid plc ADR	4,029	264,343
Fortis, Inc.	5,660	257,983
Pinnacle West Capital Corp.	2,631	250,603
Brookfield Renewable Corp.	8,745	244,160
OGE Energy Corp.	4,922	226,215
AES Corp.	17,199	213,612
Talen Energy Corp.*	972	194,079
IDACORP, Inc.	1,593	185,138
Clearway Energy, Inc. — Class C	5,969	180,682
TXNM Energy, Inc.	3,096	165,574
Portland General Electric Co.	3,643	162,478
Ormat Technologies, Inc.	2,084	147,485
Northwestern Energy Group, Inc.	2,398	138,772
Otter Tail Corp.	1,473	118,385
Hawaiian Electric Industries, Inc.*	9,235	101,123
Oklo, Inc.*,1	4,549	98,395
MGE Energy, Inc.	633	58,844
Total Electric		15,142,101

Gas - 8.0%
Atmos Energy Corp.	2,408	372,229
NiSource, Inc.	8,147	326,613
National Fuel Gas Co.	2,544	201,459
UGI Corp.	6,028	199,346
ONE Gas, Inc.	2,098	158,588
MDU Resources Group, Inc.	8,179	138,307
Total Gas		1,396,542

Water - 3.7%
American Water Works Company, Inc.	2,727	402,287
Essential Utilities, Inc.	6,124	242,082
Total Water		644,369

Energy-Alternate Sources - 0.5%
XPLR Infrastructure, LP*	7,704	73,188
Sunnova Energy International, Inc.*,1	49,408	18,380
Total Energy-Alternate Sources		91,568

Total Common Stocks
(Cost $11,270,635)		17,274,580

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.4%
J.P. Morgan Securities LLC issued 03/31/25 at 4.36% due 04/01/25	$39,788	39,788
BofA Securities, Inc. issued 03/31/25 at 4.35% due 04/01/25	30,493	30,493
Total Repurchase Agreements
(Cost $70,281)		70,281

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.7%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.27%[4]	115,458	115,458
Total Securities Lending Collateral
(Cost $115,458)		115,458

Total Investments - 100.1%
(Cost $11,456,374)		$17,460,319
Other Assets & Liabilities, net - (0.1)%		(12,265)
Total Net Assets - 100.0%		$17,448,054

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 125

SCHEDULE OF INVESTMENTS (concluded)	March 31, 2025
UTILITIES FUND

*	Non-income producing security.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at March 31, 2025 — See Note 7.
[2]	Repurchase Agreements — See Note 6.
[3]	Securities lending collateral — See Note 7.
[4]	Rate indicated is the 7-day yield as of March 31, 2025.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$17,274,580	$—	$—	$17,274,580
Repurchase Agreements	—	70,281	—	70,281
Securities Lending Collateral	115,458	—	—	115,458
Total Assets	$17,390,038	$70,281	$—	$17,460,319

126 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

UTILITIES FUND

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2025

Assets:
Investments, at value - including $87,546 of securities loaned (cost $11,386,093)	$17,390,038
Repurchase agreements, at value (cost $70,281)	70,281
Cash	2,349
Receivables:
Fund shares sold	234,199
Dividends	23,122
Securities sold	18,159
Securities lending income	54
Interest	9
Total assets	17,738,211

Liabilities:
Payable for:
Fund shares redeemed	128,383
Return of securities lending collateral	115,458
Management fees	12,695
Transfer agent fees	8,444
Distribution and service fees	1,810
Portfolio accounting and administration fees	1,531
Trustees’ fees*	273
Miscellaneous	21,563
Total liabilities	290,157
Net assets	$17,448,054

Net assets consist of:
Paid in capital	$14,727,128
Total distributable earnings (loss)	2,720,926
Net assets	$17,448,054

Investor Class:
Net assets	$9,836,644
Capital shares outstanding	165,581
Net asset value per share	$59.41

Class A:
Net assets	$6,111,813
Capital shares outstanding	114,808
Net asset value per share	$53.24
Maximum offering price per share (Net asset value divided by 95.25%)	$55.90

Class C:
Net assets	$583,767
Capital shares outstanding	14,066
Net asset value per share	$41.50

Class H:
Net assets	$915,830
Capital shares outstanding	17,954
Net asset value per share	$51.01

STATEMENT OF OPERATIONS
Year Ended March 31, 2025

Investment Income:
Dividends (net of foreign withholding tax of $5,015)	$868,875
Interest	6,521
Income from securities lending, net	886
Total investment income	876,282

Expenses:
Management fees	235,107
Distribution and service fees:
Class A	14,591
Class C	5,921
Class H	2,152
Transfer agent fees	59,613
Portfolio accounting and administration fees	42,201
Registration fees	27,913
Professional fees	9,877
Custodian fees	3,779
Trustees’ fees*	2,765
Line of credit fees	471
Miscellaneous	16,966
Total expenses	421,356
Less:
Expenses reimbursed by Adviser	(13,822)
Net expenses	407,534
Net investment income	468,748

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	511,896
Net realized gain	511,896
Net change in unrealized appreciation (depreciation) on:
Investments	2,505,748
Net change in unrealized appreciation (depreciation)	2,505,748
Net realized and unrealized gain	3,017,644
Net increase in net assets resulting from operations	$3,486,392

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 127

UTILITIES FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended March 31, 2025	Year Ended March 31, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment income	$468,748	$303,851
Net realized gain on investments	511,896	602,047
Net change in unrealized appreciation (depreciation) on investments	2,505,748	(1,034,402)
Net increase (decrease) in net assets resulting from operations	3,486,392	(128,504)

Distributions to shareholders:
Investor Class	(247,320)	(335,092)
Class A	(44,625)	(172,630)
Class C	(5,104)	(34,955)
Class H	(6,802)	(28,809)
Total distributions to shareholders	(303,851)	(571,486)

Capital share transactions:
Proceeds from sale of shares
Investor Class	138,984,357	33,347,601
Class A	2,229,951	993,331
Class C	301,566	628,816
Class H	833,371	1,058,498
Distributions reinvested
Investor Class	244,277	331,250
Class A	44,623	171,729
Class C	4,917	33,611
Class H	6,700	27,589
Cost of shares redeemed
Investor Class	(139,398,058)	(36,872,854)
Class A	(2,258,464)	(1,754,754)
Class C	(501,917)	(1,138,951)
Class H	(739,909)	(2,083,156)
Net decrease from capital share transactions	(248,586)	(5,257,290)
Net increase (decrease) in net assets	2,933,955	(5,957,280)

Net assets:
Beginning of year	14,514,099	20,471,379
End of year	$17,448,054	$14,514,099

Capital share activity:
Shares sold
Investor Class	2,448,075	703,176
Class A	44,588	23,160
Class C	7,626	18,640
Class H	17,709	24,643
Shares issued from reinvestment of distributions
Investor Class	4,252	7,145
Class A	866	4,116
Class C	122	1,021
Class H	136	690
Shares redeemed
Investor Class	(2,452,645)	(774,299)
Class A	(44,708)	(40,855)
Class C	(12,970)	(33,733)
Class H	(15,433)	(48,639)
Net decrease in shares	(2,382)	(114,935)

128 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

UTILITIES FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Investor Class	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$49.12	$50.77	$54.36	$47.92	$41.80
Income (loss) from investment operations:
Net investment income (loss)[a]	1.01	.91	.69	.77	.76
Net gain (loss) on investments (realized and unrealized)	9.66	(1.07)	(3.86)	7.02	6.37
Total from investment operations	10.67	(.16)	(3.17)	7.79	7.13
Less distributions from:
Net investment income	(.38)	(1.49)	(.42)	(1.35)	(1.01)
Total distributions	(.38)	(1.49)	(.42)	(1.35)	(1.01)
Net asset value, end of period	$59.41	$49.12	$50.77	$54.36	$47.92

Total Return	21.74%	(0.14%)	(5.84%)	16.53%	17.17%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$9,837	$8,148	$11,671	$52,202	$21,099
Ratios to average net assets:
Net investment income (loss)	1.79%	1.90%	1.30%	1.55%	1.68%
Total expenses	1.44%	1.43%	1.39%	1.36%	1.45%
Net expenses[b]	1.39%	1.40%	1.39%	1.36%	1.45%
Portfolio turnover rate	475%	163%	293%	175%	156%

Class A	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$44.16	$45.92	$49.34	$43.72	$38.30
Income (loss) from investment operations:
Net investment income (loss)[a]	.74	.76	.56	.57	.57
Net gain (loss) on investments (realized and unrealized)	8.72	(1.03)	(3.56)	6.40	5.86
Total from investment operations	9.46	(.27)	(3.00)	6.97	6.43
Less distributions from:
Net investment income	(.38)	(1.49)	(.42)	(1.35)	(1.01)
Total distributions	(.38)	(1.49)	(.42)	(1.35)	(1.01)
Net asset value, end of period	$53.24	$44.16	$45.92	$49.34	$43.72

Total Return[c]	21.44%	(0.40%)	(6.09%)	16.24%	16.91%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6,112	$5,037	$5,862	$6,522	$5,399
Ratios to average net assets:
Net investment income (loss)	1.48%	1.76%	1.18%	1.26%	1.39%
Total expenses	1.69%	1.68%	1.64%	1.61%	1.70%
Net expenses[b]	1.64%	1.65%	1.64%	1.61%	1.70%
Portfolio turnover rate	475%	163%	293%	175%	156%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 129

UTILITIES FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class C	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$34.76	$36.75	$39.87	$35.84	$31.80
Income (loss) from investment operations:
Net investment income (loss)[a]	.28	.33	.16	.18	.21
Net gain (loss) on investments (realized and unrealized)	6.84	(.83)	(2.86)	5.20	4.84
Total from investment operations	7.12	(.50)	(2.70)	5.38	5.05
Less distributions from:
Net investment income	(.38)	(1.49)	(.42)	(1.35)	(1.01)
Total distributions	(.38)	(1.49)	(.42)	(1.35)	(1.01)
Net asset value, end of period	$41.50	$34.76	$36.75	$39.87	$35.84

Total Return[c]	20.51%	(1.13%)	(6.79%)	15.37%	16.02%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$584	$670	$1,226	$1,556	$2,646
Ratios to average net assets:
Net investment income (loss)	0.73%	0.95%	0.43%	0.48%	0.61%
Total expenses	2.44%	2.43%	2.39%	2.36%	2.45%
Net expenses[b]	2.39%	2.40%	2.39%	2.36%	2.45%
Portfolio turnover rate	475%	163%	293%	175%	156%

130 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

UTILITIES FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class H	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$42.33	$44.08	$47.38	$42.04	$36.86
Income (loss) from investment operations:
Net investment income (loss)[a]	.71	.67	.52	.63	.42
Net gain (loss) on investments (realized and unrealized)	8.35	(.93)	(3.40)	6.06	5.77
Total from investment operations	9.06	(.26)	(2.88)	6.69	6.19
Less distributions from:
Net investment income	(.38)	(1.49)	(.42)	(1.35)	(1.01)
Total distributions	(.38)	(1.49)	(.42)	(1.35)	(1.01)
Net asset value, end of period	$51.01	$42.33	$44.08	$47.38	$42.04

Total Return	21.42%	(0.39%)	(6.09%)	16.23%	16.92%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$916	$658	$1,713	$2,148	$719
Ratios to average net assets:
Net investment income (loss)	1.49%	1.61%	1.14%	1.45%	1.08%
Total expenses	1.69%	1.68%	1.64%	1.61%	1.72%
Net expenses[b]	1.64%	1.65%	1.64%	1.61%	1.72%
Portfolio turnover rate	475%	163%	293%	175%	156%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[c]	Total return does not reflect the impact of any applicable sales charges.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 131

SCHEDULE OF INVESTMENTS	March 31, 2025
DOW JONES INDUSTRIAL AVERAGE® FUND

	Shares	Value
COMMON STOCKS† - 80.6%

Financial - 19.8%
Goldman Sachs Group, Inc.	3,383	$1,848,099
Visa, Inc. — Class A	3,383	1,185,606
American Express Co.	3,383	910,196
Travelers Companies, Inc.	3,383	894,668
JPMorgan Chase & Co.	3,383	829,850
Total Financial		5,668,419

Consumer, Non-cyclical - 15.7%
UnitedHealth Group, Inc.	3,383	1,771,846
Amgen, Inc.	3,383	1,053,974
Procter & Gamble Co.	3,383	576,531
Johnson & Johnson	3,383	561,037
Merck & Company, Inc.	3,383	303,658
Coca-Cola Co.	3,383	242,290
Total Consumer, Non-cyclical		4,509,336

Technology - 14.4%
Microsoft Corp.	3,383	1,269,944
Salesforce, Inc.	3,383	907,862
International Business Machines Corp.	3,383	841,217
Apple, Inc.	3,383	751,466
NVIDIA Corp.	3,383	366,649
Total Technology		4,137,138

Industrial - 10.1%
Caterpillar, Inc.	3,383	1,115,714
Honeywell International, Inc.	3,383	716,350
Boeing Co.*	3,383	576,971
3M Co.	3,383	496,827
Total Industrial		2,905,862

Consumer, Cyclical - 9.8%
Home Depot, Inc.	3,383	1,239,836
McDonald’s Corp.	3,383	1,056,748
Walmart, Inc.	3,383	296,993
NIKE, Inc. — Class B	3,383	214,753
Total Consumer, Cyclical		2,808,330

Communications - 4.7%
Amazon.com, Inc.*	3,383	643,650
Walt Disney Co.	3,383	333,902
Cisco Systems, Inc.	3,383	208,765
Verizon Communications, Inc.	3,383	153,453
Total Communications		1,339,770

Basic Materials - 4.1%
Sherwin-Williams Co.	3,383	1,181,310

Energy - 2.0%
Chevron Corp.	3,383	565,942

Total Common Stocks
(Cost $18,314,431)		23,116,107

MUTUAL FUNDS† - 4.5%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	67,906	681,100
Guggenheim Strategy Fund II1	24,698	614,001
Total Mutual Funds
(Cost $1,285,414)		1,295,101

	Face Amount
U.S. TREASURY BILLS†† - 0.7%
U.S. Treasury Bills
4.08% due 04/08/25[2,3]	$96,000	95,921
4.20% due 06/12/25[3,4]	50,000	49,581
4.19% due 06/12/25[3,4]	50,000	49,581
Total U.S. Treasury Bills
(Cost $195,083)		195,083

REPURCHASE AGREEMENTS††,5 - 18.1%
J.P. Morgan Securities LLC issued 03/31/25 at 4.36% due 04/01/25[4]	2,943,867	2,943,867
BofA Securities, Inc. issued 03/31/25 at 4.35% due 04/01/25[4]	2,256,144	2,256,144
Total Repurchase Agreements
(Cost $5,200,011)		5,200,011

Total Investments - 103.9%
(Cost $24,994,939)		$29,806,302
Other Assets & Liabilities, net - (3.9)%		(1,131,163)
Total Net Assets - 100.0%		$28,675,139

132 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	March 31, 2025
DOW JONES INDUSTRIAL AVERAGE® FUND

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
Dow Jones Industrial Average Mini Futures Contracts	6	Jun 2025	$1,268,220	$12,769

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements††
Barclays Bank plc	Dow Jones Industrial Average	Pay	5.24% (SOFR + 0.90%)	At Maturity	06/26/25	46	$1,951,095	$(15,971)
BNP Paribas	Dow Jones Industrial Average	Pay	5.23% (Federal Funds Rate + 0.90%)	At Maturity	06/26/25	55	2,317,195	(25,018)
							$4,268,290	$(40,989)

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer.
[2]	All or a portion of this security is pledged as futures collateral at March 31, 2025.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	All or a portion of this security is pledged as equity index swap collateral at March 31, 2025.
[5]	Repurchase Agreements — See Note 6.
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$23,116,107	$—	$—	$23,116,107
Mutual Funds	1,295,101	—	—	1,295,101
U.S. Treasury Bills	—	195,083	—	195,083
Repurchase Agreements	—	5,200,011	—	5,200,011
Equity Futures Contracts**	12,769	—	—	12,769
Total Assets	$24,423,977	$5,395,094	$—	$29,819,071

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements**	$—	$40,989	$—	$40,989

**	This derivative is reported as unrealized appreciation/depreciation at period end.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 133

SCHEDULE OF INVESTMENTS (concluded)	March 31, 2025
DOW JONES INDUSTRIAL AVERAGE® FUND

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliate issuer”).

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short-term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2024 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000139834424022509/fp0090292-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the year ended March 31, 2025, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/24	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/25	Shares 03/31/25	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$607,579	$—	$—	$—	$6,422	$614,001	24,698	$34,514
Guggenheim Ultra Short Duration Fund — Institutional Class	672,952	—	—	—	8,148	681,100	67,906	33,836
	$1,280,531	$—	$—	$—	$14,570	$1,295,101		$68,350

134 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

DOW JONES INDUSTRIAL AVERAGE® FUND

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2025

Assets:
Investments in unaffiliated issuers, at value (cost $18,509,514)	$23,311,190
Investments in affiliated issuers, at value (cost $1,285,414)	1,295,101
Repurchase agreements, at value (cost $5,200,011)	5,200,011
Segregated cash with broker	131,241
Receivables:
Fund shares sold	96,452
Variation margin on futures contracts	21,042
Dividends	10,141
Interest	629
Total assets	30,065,807

Liabilities:
Unrealized depreciation on OTC swap agreements	40,989
Payable for:
Fund shares redeemed	1,286,268
Management fees	14,273
Transfer agent fees	9,020
Swap settlement	6,409
Distribution and service fees	6,271
Portfolio accounting and administration fees	1,969
Trustees’ fees*	232
Miscellaneous	25,237
Total liabilities	1,390,668
Net assets	$28,675,139

Net assets consist of:
Paid in capital	$25,109,800
Total distributable earnings (loss)	3,565,339
Net assets	$28,675,139
Class A:
Net assets	$5,757,353
Capital shares outstanding	57,950
Net asset value per share	$99.35
Maximum offering price per share (Net asset value divided by 95.25%)	$104.30
Class C:
Net assets	$2,521,418
Capital shares outstanding	27,450
Net asset value per share	$91.85
Class H:
Net assets	$20,396,368
Capital shares outstanding	205,126
Net asset value per share	$99.43

STATEMENT OF OPERATIONS
Year Ended March 31, 2025

Investment Income:
Dividends from securities of unaffiliated issuers	$334,603
Dividends from securities of affiliated issuers	68,350
Interest	124,807
Total investment income	527,760

Expenses:
Management fees	170,940
Distribution and service fees:
Class A	8,552
Class C	25,164
Class H	42,136
Transfer agent fees	49,719
Portfolio accounting and administration fees	34,770
Registration fees	26,217
Professional fees	10,177
Custodian fees	3,134
Trustees’ fees*	2,446
Miscellaneous	23,450
Total expenses	396,705
Less:
Expenses reimbursed by Adviser	(11,372)
Expenses waived by Adviser	(1,691)
Total waived/reimbursed expenses	(13,063)
Net expenses	383,642
Net investment income	144,118

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	1,244,876
Swap agreements	(246,379)
Futures contracts	(93,812)
Net realized gain	904,685
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(657,033)
Investments in affiliated issuers	14,570
Swap agreements	(90,568)
Futures contracts	(33,451)
Net change in unrealized appreciation (depreciation)	(766,482)
Net realized and unrealized gain	138,203
Net increase in net assets resulting from operations	$282,321

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 135

DOW JONES INDUSTRIAL AVERAGE® FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended March 31, 2025	Year Ended March 31, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment income	$144,118	$200,734
Net realized gain on investments	904,685	1,257,583
Net change in unrealized appreciation (depreciation) on investments	(766,482)	2,422,418
Net increase in net assets resulting from operations	282,321	3,880,735

Distributions to shareholders:
Class A	(60,597)	(21,691)
Class C	(45,412)	(22,672)
Class H	(284,841)	(125,457)
Total distributions to shareholders	(390,850)	(169,820)

Capital share transactions:
Proceeds from sale of shares
Class A	3,943,460	3,228,603
Class C	714,406	1,275,512
Class H	121,815,021	60,224,253
Distributions reinvested
Class A	60,450	21,667
Class C	41,968	21,421
Class H	284,261	125,178
Cost of shares redeemed
Class A	(2,430,775)	(3,459,658)
Class C	(1,080,255)	(1,846,636)
Class H	(121,237,376)	(61,937,128)
Net increase (decrease) from capital share transactions	2,111,160	(2,346,788)
Net increase in net assets	2,002,631	1,364,127

Net assets:
Beginning of year	26,672,508	25,308,381
End of year	$28,675,139	$26,672,508

Capital share activity:
Shares sold
Class A	39,367	37,560
Class C	7,763	16,180
Class H	1,195,793	695,077
Shares issued from reinvestment of distributions
Class A	581	247
Class C	436	261
Class H	2,731	1,423
Shares redeemed
Class A	(24,982)	(41,584)
Class C	(11,857)	(23,085)
Class H	(1,200,080)	(722,979)
Net increase (decrease) in shares	9,752	(36,900)

136 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

DOW JONES INDUSTRIAL AVERAGE® FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class A	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$95.64	$80.18	$86.09	$82.82	$57.33
Income (loss) from investment operations:
Net investment income (loss)[a]	.72	.79	.52	.05	.02
Net gain (loss) on investments (realized and unrealized)	4.74	15.35	(3.90)[e]	4.32 [f]	29.21
Total from investment operations	5.46	16.14	(3.38)	4.37	29.23
Less distributions from:
Net investment income	(.24)	(.59)	(.47)	—	(.06)
Net realized gains	(1.51)	(.09)	(2.06)	(1.10)	(3.68)
Total distributions	(1.75)	(.68)	(2.53)	(1.10)	(3.74)
Net asset value, end of period	$99.35	$95.64	$80.18	$86.09	$82.82

Total Return[b]	5.62%	20.22%	(3.90%)	5.23%	51.61%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,757	$4,111	$3,749	$4,632	$2,952
Ratios to average net assets:
Net investment income (loss)	0.72%	0.93%	0.65%	0.05%	0.02%
Total expenses[c]	1.66%	1.67%	1.57%	1.56%	1.69%
Net expenses[d]	1.60%	1.63%	1.55%	1.55%	1.68%
Portfolio turnover rate	327%	140%	414%	240%	110%

Class C	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$89.21	$75.39	$81.70	$79.25	$55.37
Income (loss) from investment operations:
Net investment income (loss)[a]	(.02)	.14	(.03)	(.56)	(.49)
Net gain (loss) on investments (realized and unrealized)	4.41	14.36	(3.75)[e]	4.11 [f]	28.11
Total from investment operations	4.39	14.50	(3.78)	3.55	27.62
Less distributions from:
Net investment income	(.24)	(.59)	(.47)	—	(.06)
Net realized gains	(1.51)	(.09)	(2.06)	(1.10)	(3.68)
Total distributions	(1.75)	(.68)	(2.53)	(1.10)	(3.74)
Net asset value, end of period	$91.85	$89.21	$75.39	$81.70	$79.25

Total Return[b]	4.84%	19.32%	(4.61%)	4.43%	50.52%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,521	$2,775	$2,846	$3,001	$2,842
Ratios to average net assets:
Net investment income (loss)	(0.02%)	0.17%	(0.04%)	(0.68%)	(0.70%)
Total expenses[c]	2.41%	2.42%	2.32%	2.32%	2.44%
Net expenses[d]	2.35%	2.38%	2.30%	2.31%	2.43%
Portfolio turnover rate	327%	140%	414%	240%	110%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 137

DOW JONES INDUSTRIAL AVERAGE® FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class H	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$95.73	$80.26	$86.15	$82.88	$57.36
Income (loss) from investment operations:
Net investment income (loss)[a]	.70	.79	.60	.17	.03
Net gain (loss) on investments (realized and unrealized)	4.75	15.36	(3.96)[e]	4.20 [f]	29.23
Total from investment operations	5.45	16.15	(3.36)	4.37	29.26
Less distributions from:
Net investment income	(.24)	(.59)	(.47)	—	(.06)
Net realized gains	(1.51)	(.09)	(2.06)	(1.10)	(3.68)
Total distributions	(1.75)	(.68)	(2.53)	(1.10)	(3.74)
Net asset value, end of period	$99.43	$95.73	$80.26	$86.15	$82.88

Total Return	5.61%	20.21%	(3.87%)	5.23%	51.64%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$20,396	$19,786	$18,713	$23,009	$17,500
Ratios to average net assets:
Net investment income (loss)	0.71%	0.93%	0.74%	0.19%	0.05%
Total expenses[c]	1.66%	1.67%	1.57%	1.57%	1.70%
Net expenses[d]	1.60%	1.63%	1.56%	1.55%	1.69%
Portfolio turnover rate	327%	140%	414%	240%	110%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]	Total return does not reflect the impact of any applicable sales charges.
[c]	Does not include expenses of the underlying funds in which the Fund invests.
[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[e]

The amount shown for a share outstanding throughout the period does not agree with the aggregate net gain on investments for the year because of the sales and purchases of fund shares in relation to fluctuating market value of the investments of the Fund.

[f]

The amount shown for a share outstanding throughout the period does not agree with the aggregate net loss on investments for the year because of the sales and purchases of fund shares in relation to fluctuating maret value of the investments of the Fund.

138 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS	March 31, 2025
MID-CAP 1.5x STRATEGY FUND

	Shares	Value
COMMON STOCKS† - 77.9%

Financial - 19.7%
Interactive Brokers Group, Inc. — Class A	354	$58,619
Fidelity National Financial, Inc.	846	55,058
Equitable Holdings, Inc.	1,009	52,559
Gaming and Leisure Properties, Inc. REIT	893	45,454
WP Carey, Inc. REIT	712	44,934
Unum Group	535	43,581
Reinsurance Group of America, Inc. — Class A	214	42,137
Equity LifeStyle Properties, Inc. REIT	622	41,487
East West Bancorp, Inc.	451	40,482
American Homes 4 Rent — Class A REIT	1,033	39,058
RenaissanceRe Holdings Ltd.	160	38,400
Annaly Capital Management, Inc. REIT	1,883	38,244
Jones Lang LaSalle, Inc.*	154	38,178
Kinsale Capital Group, Inc.	72	35,043
Omega Healthcare Investors, Inc. REIT	917	34,919
First Horizon Corp.	1,706	33,130
Ally Financial, Inc.	895	32,641
Lamar Advertising Co. — Class A REIT	286	32,541
CubeSmart REIT	736	31,435
Stifel Financial Corp.	333	31,388
Primerica, Inc.	109	31,014
American Financial Group, Inc.	235	30,865
Carlyle Group, Inc.	687	29,946
EastGroup Properties, Inc. REIT	169	29,769
Old Republic International Corp.	759	29,768
SouthState Corp.	320	29,702
Rexford Industrial Realty, Inc. REIT	741	29,010
Webster Financial Corp.	558	28,765
Houlihan Lokey, Inc.	176	28,424
Jefferies Financial Group, Inc.	530	28,392
Western Alliance Bancorporation	355	27,275
Agree Realty Corp. REIT	348	26,862
Brixmor Property Group, Inc. REIT	996	26,444
Pinnacle Financial Partners, Inc.	249	26,404
Cullen/Frost Bankers, Inc.	209	26,167
NNN REIT, Inc.	610	26,016
Ryan Specialty Holdings, Inc.	346	25,559
Comerica, Inc.	428	25,278
Commerce Bancshares, Inc.	397	24,705
SEI Investments Co.	314	24,376
Wintrust Financial Corp.	216	24,291
Zions Bancorp North America	481	23,983
First Industrial Realty Trust, Inc. REIT	431	23,257
Evercore, Inc. — Class A	115	22,968
UMB Financial Corp.	222	22,444
Prosperity Bancshares, Inc.	310	22,125
Old National Bancorp	1,038	21,995
First American Financial Corp.	335	21,986
STAG Industrial, Inc. REIT	607	21,925
RLI Corp.	271	21,769
Synovus Financial Corp.	459	21,454
Voya Financial, Inc.	313	21,209
Hamilton Lane, Inc. — Class A	141	20,962
Starwood Property Trust, Inc. REIT	1,043	20,620
Hanover Insurance Group, Inc.	117	20,352
SLM Corp.	685	20,118
MGIC Investment Corp.	809	20,047
Vornado Realty Trust REIT	540	19,975
Essent Group Ltd.	342	19,740
Healthcare Realty Trust, Inc. REIT	1,154	19,503
Selective Insurance Group, Inc.	198	18,125
Cadence Bank	597	18,125
Home BancShares, Inc.	602	17,019
Columbia Banking System, Inc.	682	17,009
Glacier Bancorp, Inc.	369	16,317
United Bankshares, Inc.	465	16,122
Cousins Properties, Inc. REIT	546	16,107
Kite Realty Group Trust REIT	715	15,995
Affiliated Managers Group, Inc.	95	15,963
Independence Realty Trust, Inc. REIT	750	15,922
FNB Corp.	1,171	15,750
First Financial Bankshares, Inc.	419	15,050
Janus Henderson Group plc	414	14,966
Bank OZK	343	14,903
Hancock Whitney Corp.	280	14,686
CNO Financial Group, Inc.	331	13,786
Valley National Bancorp	1,546	13,744
Sabra Health Care REIT, Inc.	770	13,452
Kemper Corp.	196	13,103
EPR Properties REIT	247	12,995
Rayonier, Inc. REIT	457	12,741
Associated Banc-Corp.	534	12,031
Western Union Co.	1,100	11,638
Flagstar Financial, Inc.	986	11,457
Kilroy Realty Corp. REIT	346	11,335
Texas Capital Bancshares, Inc.*	150	11,205
Brighthouse Financial, Inc.*	191	11,076
International Bancshares Corp.	174	10,972
PotlatchDeltic Corp. REIT	233	10,513
Federated Hermes, Inc. — Class B	254	10,356
COPT Defense Properties REIT	366	9,981
National Storage Affiliates Trust REIT	228	8,983
Park Hotels & Resorts, Inc. REIT	672	7,177
Total Financial		2,243,356

Industrial - 16.5%
EMCOR Group, Inc.	150	55,445
Carlisle Companies, Inc.	145	49,373
Graco, Inc.	550	45,930
Flex Ltd.*	1,247	41,251
XPO, Inc.*	382	41,096
AECOM	432	40,059
Owens Corning	279	39,847
Curtiss-Wright Corp.	123	39,024
Comfort Systems USA, Inc.	115	37,068
Woodward, Inc.	193	35,221
CNH Industrial N.V.	2,846	34,949
Lincoln Electric Holdings, Inc.	184	34,805
ITT, Inc.	265	34,227
Crown Holdings, Inc.	381	34,008

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 139

SCHEDULE OF INVESTMENTS (continued)	March 31, 2025
MID-CAP 1.5x STRATEGY FUND

	Shares	Value
RBC Bearings, Inc.*	102	$32,821
Coherent Corp.*	504	32,730
Clean Harbors, Inc.*	165	32,522
AptarGroup, Inc.	216	32,050
Saia, Inc.*	87	30,400
BWX Technologies, Inc.	298	29,398
TopBuild Corp.*	95	28,970
Mueller Industries, Inc.	370	28,172
Applied Industrial Technologies, Inc.	125	28,168
nVent Electric plc	536	28,097
Middleby Corp.*	175	26,597
Acuity, Inc.	100	26,335
Berry Global Group, Inc.	377	26,318
Donaldson Company, Inc.	389	26,086
Tetra Tech, Inc.	872	25,506
TD SYNNEX Corp.	245	25,470
Graphic Packaging Holding Co.	977	25,363
Advanced Drainage Systems, Inc.	230	24,989
Fortune Brands Innovations, Inc.	404	24,595
Regal Rexnord Corp.	216	24,592
Crane Co.	158	24,202
Eagle Materials, Inc.	108	23,968
Toro Co.	328	23,862
MasTec, Inc.*	200	23,342
Fabrinet*	117	23,109
Knight-Swift Transportation Holdings, Inc.	527	22,919
Esab Corp.	185	21,552
Simpson Manufacturing Company, Inc.	137	21,520
UFP Industries, Inc.	198	21,194
Flowserve Corp.	428	20,904
Trex Company, Inc.*	349	20,277
Universal Display Corp.	144	20,085
Fluor Corp.*	558	19,988
Oshkosh Corp.	212	19,945
Chart Industries, Inc.*	137	19,777
NEXTracker, Inc. — Class A*	468	19,722
Ryder System, Inc.	137	19,702
Kirby Corp.*	187	18,889
MSA Safety, Inc.	128	18,776
AGCO Corp.	202	18,699
Louisiana-Pacific Corp.	203	18,672
Valmont Industries, Inc.	65	18,549
Watts Water Technologies, Inc. — Class A	89	18,149
GATX Corp.	116	18,011
Arrow Electronics, Inc.*	170	17,651
Landstar System, Inc.	115	17,273
AAON, Inc.	220	17,189
Knife River Corp.*	184	16,599
Cognex Corp.	553	16,496
Littelfuse, Inc.	81	15,936
Vontier Corp.	484	15,899
Sonoco Products Co.	320	15,117
Novanta, Inc.*	117	14,961
Timken Co.	208	14,949
Hexcel Corp.	264	14,457
Avnet, Inc.	282	13,561
Silgan Holdings, Inc.	264	13,496
Exponent, Inc.	165	13,375
Belden, Inc.	131	13,133
Sensata Technologies Holding plc	487	11,819
EnerSys	128	11,722
Terex Corp.	216	8,160
Greif, Inc. — Class A	84	4,619
Total Industrial		1,883,707

Consumer, Non-cyclical - 12.8%
RB Global, Inc.	600	60,180
Sprouts Farmers Market, Inc.*	325	49,608
US Foods Holding Corp.*	750	49,095
United Therapeutics Corp.*	145	44,699
BioMarin Pharmaceutical, Inc.*	620	43,828
Tenet Healthcare Corp.*	310	41,695
Illumina, Inc.*	516	40,940
Performance Food Group Co.*	508	39,944
Service Corporation International	469	37,614
Neurocrine Biosciences, Inc.*	325	35,945
Avantor, Inc.*	2,216	35,921
Exelixis, Inc.*	911	33,634
Penumbra, Inc.*	125	33,426
Encompass Health Corp.	328	33,220
BellRing Brands, Inc.*	418	31,124
Chemed Corp.	49	30,151
Albertsons Companies, Inc. — Class A	1,320	29,027
Ingredion, Inc.	210	28,394
Globus Medical, Inc. — Class A*	370	27,084
Paylocity Holding Corp.*	142	26,602
Halozyme Therapeutics, Inc.*	414	26,417
Morningstar, Inc.	88	26,389
Coca-Cola Consolidated, Inc.	19	25,650
HealthEquity, Inc.*	282	24,920
Medpace Holdings, Inc.*	81	24,680
Jazz Pharmaceuticals plc*	197	24,458
Masimo Corp.*	145	24,157
Ensign Group, Inc.	186	24,068
H&R Block, Inc.	436	23,941
Lantheus Holdings, Inc.*	226	22,058
Repligen Corp.*	170	21,631
Sarepta Therapeutics, Inc.*	311	19,848
Option Care Health, Inc.*	554	19,362
FTI Consulting, Inc.*	115	18,869
Shift4 Payments, Inc. — Class A*,1	224	18,303
Celsius Holdings, Inc.*	513	18,273
WEX, Inc.*,1	114	17,900
Post Holdings, Inc.*	149	17,338
Grand Canyon Education, Inc.*	94	16,264
Darling Ingredients, Inc.*	518	16,182
Cytokinetics, Inc.*	384	15,433
Bio-Rad Laboratories, Inc. — Class A*	63	15,344
GXO Logistics, Inc.*	389	15,202
Bruker Corp.	360	15,026
Valvoline, Inc.*	414	14,411
Euronet Worldwide, Inc.*	134	14,318
Roivant Sciences Ltd.*	1,370	13,823

140 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	March 31, 2025
MID-CAP 1.5x STRATEGY FUND

	Shares	Value
Perrigo Company plc	444	$12,450
Brink’s Co.	142	12,235
Flowers Foods, Inc.	637	12,109
elf Beauty, Inc.*	184	11,553
Lancaster Colony Corp.	63	11,025
Graham Holdings Co. — Class B	11	10,569
Haemonetics Corp.*	164	10,422
Insperity, Inc.	115	10,261
Amedisys, Inc.*	107	9,911
Dentsply Sirona, Inc.	647	9,666
Envista Holdings Corp.*	560	9,666
Acadia Healthcare Company, Inc.*	302	9,157
ManpowerGroup, Inc.	153	8,856
Pilgrim’s Pride Corp.*	131	7,141
LivaNova plc*	177	6,953
Boston Beer Company, Inc. — Class A*	28	6,688
Coty, Inc. — Class A*	1,192	6,520
Sotera Health Co.*	498	5,807
Avis Budget Group, Inc.*	55	4,175
Total Consumer, Non-cyclical		1,461,560

Consumer, Cyclical - 11.5%
Watsco, Inc.	113	57,438
Casey’s General Stores, Inc.	121	52,519
BJ’s Wholesale Club Holdings, Inc.*	430	49,063
Burlington Stores, Inc.*	204	48,619
Dick’s Sporting Goods, Inc.	188	37,893
Somnigroup International, Inc.	622	37,245
Texas Roadhouse, Inc. — Class A	217	36,159
Toll Brothers, Inc.	325	34,317
Core & Main, Inc. — Class A*	619	29,904
Aramark	863	29,791
GameStop Corp. — Class A*,1	1,323	29,529
Floor & Decor Holdings, Inc. — Class A*	349	28,084
Murphy USA, Inc.	59	27,719
Churchill Downs, Inc.	239	26,546
Planet Fitness, Inc. — Class A*	274	26,471
Lithia Motors, Inc. — Class A	87	25,538
Light & Wonder, Inc. — Class A*	287	24,857
Skechers USA, Inc. — Class A*	428	24,302
Ollie’s Bargain Outlet Holdings, Inc.*	199	23,156
Wyndham Hotels & Resorts, Inc.	253	22,899
Cava Group, Inc.*	265	22,899
American Airlines Group, Inc.*	2,140	22,577
WESCO International, Inc.	145	22,518
Wingstop, Inc.	95	21,430
Bath & Body Works, Inc.	705	21,375
Mattel, Inc.*	1,097	21,315
Autoliv, Inc.	233	20,609
Taylor Morrison Home Corp. — Class A*	337	20,233
Alaska Air Group, Inc.*	401	19,737
Vail Resorts, Inc.	122	19,523
Crocs, Inc.*	182	19,328
Gentex Corp.	740	17,242
Hyatt Hotels Corp. — Class A	139	17,027
VF Corp.	1,078	16,731
Whirlpool Corp.	180	16,223
Dolby Laboratories, Inc. — Class A	199	15,982
Lear Corp.	175	15,438
FirstCash Holdings, Inc.	127	15,281
Gap, Inc.	724	14,922
Warner Music Group Corp. — Class A	472	14,797
Boyd Gaming Corp.	216	14,219
AutoNation, Inc.*	84	13,601
Five Below, Inc.*	179	13,411
KB Home	226	13,135
Thor Industries, Inc.	173	13,115
Abercrombie & Fitch Co. — Class A*	164	12,525
PVH Corp.	181	11,700
Brunswick Corp.	215	11,578
RH*	49	11,486
Macy’s, Inc.	904	11,354
MSC Industrial Direct Company, Inc. — Class A	145	11,262
Travel + Leisure Co.	223	10,323
Choice Hotels International, Inc.	73	9,693
Harley-Davidson, Inc.	373	9,418
YETI Holdings, Inc.*	276	9,135
Penske Automotive Group, Inc.	61	8,783
Goodyear Tire & Rubber Co.*	928	8,575
Wendy’s Co.	557	8,149
Columbia Sportswear Co.	104	7,872
Nordstrom, Inc.	317	7,751
Scotts Miracle-Gro Co. — Class A	140	7,685
Capri Holdings Ltd.*	384	7,576
Hilton Grand Vacations, Inc.*	202	7,557
Polaris, Inc.	171	7,001
Visteon Corp.*	90	6,986
Marriott Vacations Worldwide Corp.	105	6,745
Under Armour, Inc. — Class A*	615	3,844
Under Armour, Inc. — Class C*	417	2,481
Total Consumer, Cyclical		1,314,196

Technology - 7.1%
DocuSign, Inc.*	658	53,561
Guidewire Software, Inc.*	272	50,962
Dynatrace, Inc.*	974	45,924
Pure Storage, Inc. — Class A*	1,009	44,668
Entegris, Inc.	492	43,040
Duolingo, Inc.*	123	38,196
Manhattan Associates, Inc.*	199	34,435
CACI International, Inc. — Class A*	73	26,785
Genpact Ltd.	523	26,349
Doximity, Inc. — Class A*	435	25,243
ExlService Holdings, Inc.*	524	24,738
Kyndryl Holdings, Inc.*	757	23,770
Lattice Semiconductor Corp.*	449	23,550
CommVault Systems, Inc.*	143	22,560
KBR, Inc.	434	21,618
Onto Innovation, Inc.*	161	19,536
MACOM Technology Solutions Holdings, Inc.*	194	19,474
Dropbox, Inc. — Class A*	705	18,831
Rambus, Inc.*	347	17,966

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 141

SCHEDULE OF INVESTMENTS (continued)	March 31, 2025
MID-CAP 1.5x STRATEGY FUND

	Shares	Value
Science Applications International Corp.	159	$17,851
MKS Instruments, Inc.	219	17,553
Cirrus Logic, Inc.*	173	17,240
Appfolio, Inc. — Class A*	76	16,712
Qualys, Inc.*	119	14,986
Lumentum Holdings, Inc.*	225	14,026
BILL Holdings, Inc.*	305	13,997
Maximus, Inc.	184	12,547
Silicon Laboratories, Inc.*	106	11,932
Allegro MicroSystems, Inc.*	426	10,705
Power Integrations, Inc.	185	9,343
ASGN, Inc.*	144	9,075
Parsons Corp.*	152	9,000
ZoomInfo Technologies, Inc. — Class A*	883	8,830
Concentrix Corp.	151	8,402
Crane NXT Co.	160	8,224
Synaptics, Inc.*	128	8,156
Blackbaud, Inc.*	124	7,694
Amkor Technology, Inc.	369	6,664
IPG Photonics Corp.*	86	5,430
Total Technology		809,573

Energy - 3.2%
Antero Resources Corp.*	952	38,499
Ovintiv, Inc.	847	36,252
DT Midstream, Inc.	330	31,838
Range Resources Corp.	785	31,345
Permian Resources Corp.	2,082	28,836
Chord Energy Corp.	199	22,431
Antero Midstream Corp.	1,090	19,620
Matador Resources Co.	378	19,312
Viper Energy, Inc.	427	19,279
NOV, Inc.	1,240	18,873
ChampionX Corp.	621	18,506
HF Sinclair Corp.	521	17,131
CNX Resources Corp.*	484	15,236
Weatherford International plc	237	12,691
Murphy Oil Corp.	446	12,666
Civitas Resources, Inc.	289	10,083
Valaris Ltd.*	213	8,362
PBF Energy, Inc. — Class A	319	6,090
Total Energy		367,050

Basic Materials - 3.2%
Reliance, Inc.	176	50,820
RPM International, Inc.	418	48,354
Royal Gold, Inc.	214	34,991
United States Steel Corp.	733	30,976
Carpenter Technology Corp.	163	29,532
Alcoa Corp.	841	25,651
ATI, Inc.*	464	24,142
Axalta Coating Systems Ltd.*	710	23,551
Commercial Metals Co.	370	17,024
Cabot Corp.	176	14,633
NewMarket Corp.	25	14,161
Cleveland-Cliffs, Inc.*	1,576	12,955
Avient Corp.	297	11,037
Westlake Corp.	109	10,903
Olin Corp.	377	9,138
Ashland, Inc.	154	9,131
Total Basic Materials		366,999

Utilities - 2.4%
Essential Utilities, Inc.	822	32,494
OGE Energy Corp.	654	30,058
National Fuel Gas Co.	295	23,361
UGI Corp.	699	23,116
IDACORP, Inc.	173	20,106
New Jersey Resources Corp.	326	15,993
Portland General Electric Co.	356	15,878
TXNM Energy, Inc.	294	15,723
Spire, Inc.	190	14,867
Black Hills Corp.	233	14,131
Southwest Gas Holdings, Inc.	196	14,073
ONE Gas, Inc.	184	13,909
Ormat Technologies, Inc.	187	13,234
ALLETE, Inc.	188	12,352
Northwestern Energy Group, Inc.	200	11,574
Total Utilities		270,869

Communications - 1.5%
Ciena Corp.*	463	27,979
New York Times Co. — Class A	531	26,338
Frontier Communications Parent, Inc.*	721	25,855
Maplebear, Inc.*	527	21,022
Hims & Hers Health, Inc.*	622	18,380
Chewy, Inc. — Class A*	539	17,523
Nexstar Media Group, Inc. — Class A	95	17,026
EchoStar Corp. — Class A*	393	10,053
Iridium Communications, Inc.	354	9,671
Total Communications		173,847

Total Common Stocks
(Cost $6,694,549)		8,891,157

MUTUAL FUNDS† - 10.0%
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	88,750	890,167
Guggenheim Strategy Fund II2	9,844	244,712
Total Mutual Funds
(Cost $1,123,599)		1,134,879

	Face Amount
U.S. TREASURY BILLS†† - 1.5%
U.S. Treasury Bills
4.20% due 06/12/25[3,4]	$100,000	99,162
4.08% due 04/08/25[4,5]	76,000	75,937
Total U.S. Treasury Bills
(Cost $175,098)		175,099

142 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	March 31, 2025
MID-CAP 1.5x STRATEGY FUND

	Face Amount	Value
REPURCHASE AGREEMENTS††,6 - 13.6%
J.P. Morgan Securities LLC issued 03/31/25 at 4.36% due 04/01/25[3]	$879,033	$879,033
BofA Securities, Inc. issued 03/31/25 at 4.35% due 04/01/25[3]	673,680	673,680
Total Repurchase Agreements
(Cost $1,552,713)		1,552,713

	Shares
SECURITIES LENDING COLLATERAL†,7 - 0.4%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.27%[8]	50,077	$50,077
Total Securities Lending Collateral
(Cost $50,077)		50,077

Total Investments - 103.4%
(Cost $9,596,036)		$11,803,925
Other Assets & Liabilities, net - (3.4)%		(393,040)
Total Net Assets - 100.0%		$11,410,885

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Purchased†
S&P MidCap 400 Index Mini Futures Contracts	1	Jun 2025	$293,890	$(10,192)

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements††
Barclays Bank plc	S&P MidCap 400 Index	Pay	5.19% (SOFR + 0.85%)	At Maturity	06/26/25	262	$765,286	$(17,734)
BNP Paribas	S&P MidCap 400 Index	Pay	4.88% (Federal Funds Rate + 0.55%)	At Maturity	06/26/25	260	758,065	(18,667)
Goldman Sachs International	S&P MidCap 400 Index	Pay	4.58% (Federal Funds Rate + 0.25%)	At Maturity	06/25/25	2,193	6,401,365	(196,371)
							$7,924,716	$(232,772)

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at March 31, 2025 — See Note 7.
[2]	Affiliated issuer.
[3]	All or a portion of this security is pledged as equity index swap collateral at March 31, 2025.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	All or a portion of this security is pledged as futures collateral at March 31, 2025.
[6]	Repurchase Agreements — See Note 6.
[7]	Securities lending collateral — See Note 7.
[8]	Rate indicated is the 7-day yield as of March 31, 2025.
plc — Public Limited Company
REIT — Real Estate Investment Trust
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 143

SCHEDULE OF INVESTMENTS (concluded)	March 31, 2025
MID-CAP 1.5x STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$8,891,157	$—	$—	$8,891,157
Mutual Funds	1,134,879	—	—	1,134,879
U.S. Treasury Bills	—	175,099	—	175,099
Repurchase Agreements	—	1,552,713	—	1,552,713
Securities Lending Collateral	50,077	—	—	50,077
Total Assets	$10,076,113	$1,727,812	$—	$11,803,925

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$10,192	$—	$—	$10,192
Equity Index Swap Agreements**	—	232,772	—	232,772
Total Liabilities	$10,192	$232,772	$—	$242,964

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short-term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2024 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000139834424022509/fp0090292-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the year ended March 31, 2025, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/24	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/25	Shares 03/31/25	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$242,153	$—	$—	$—	$2,559	$244,712	9,844	$13,756
Guggenheim Ultra Short Duration Fund — Institutional Class	879,517	—	—	—	10,650	890,167	88,750	44,222
	$1,121,670	$—	$—	$—	$13,209	$1,134,879		$57,978

144 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

MID-CAP 1.5x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2025

Assets:
Investments in unaffiliated issuers, at value - including $49,215 of securities loaned (cost $6,919,724)	$9,116,333
Investments in affiliated issuers, at value (cost $1,123,599)	1,134,879
Repurchase agreements, at value (cost $1,552,713)	1,552,713
Cash	67
Segregated cash with broker	170
Receivables:
Fund shares sold	21,732
Dividends	13,915
Variation margin on futures contracts	570
Interest	187
Securities lending income	2
Total assets	11,840,568

Liabilities:
Unrealized depreciation on OTC swap agreements	232,772
Payable for:
Fund shares redeemed	111,244
Return of securities lending collateral	50,077
Management fees	8,217
Swap settlement	7,378
Transfer agent fees	4,890
Distribution and service fees	2,489
Portfolio accounting and administration fees	490
Trustees’ fees*	135
Miscellaneous	11,991
Total liabilities	429,683
Net assets	$11,410,885

Net assets consist of:
Paid in capital	$10,365,829
Total distributable earnings (loss)	1,045,056
Net assets	$11,410,885
Class A:
Net assets	$3,369,186
Capital shares outstanding	28,505
Net asset value per share	$118.20
Maximum offering price per share (Net asset value divided by 95.25%)	$124.09
Class C:
Net assets	$245,438
Capital shares outstanding	2,599
Net asset value per share	$94.44
Class H:
Net assets	$7,796,261
Capital shares outstanding	65,656
Net asset value per share	$118.74

STATEMENT OF OPERATIONS
Year Ended March 31, 2025

Investment Income:
Dividends from securities of unaffiliated issuers (net of foreign withholding tax of $98)	$153,846
Dividends from securities of affiliated issuers	57,978
Interest	106,272
Income from securities lending, net	209
Total investment income	318,305

Expenses:
Management fees	123,429
Distribution and service fees:
Class A	8,850
Class C	3,021
Class H	24,681
Transfer agent fees	29,761
Portfolio accounting and administration fees	20,922
Registration fees	15,799
Professional fees	5,953
Interest expense	4,064
Custodian fees	1,963
Trustees’ fees*	1,445
Line of credit fees	28
Miscellaneous	5,430
Total expenses	245,346
Less:
Expenses reimbursed by Adviser	(13,717)
Expenses waived by Adviser	(2,210)
Total waived/reimbursed expenses	(15,927)
Net expenses	229,419
Net investment income	88,886

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	106,747
Swap agreements	(108,715)
Futures contracts	(58)
Net realized loss	(2,026)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(512,552)
Investments in affiliated issuers	13,209
Swap agreements	(444,435)
Futures contracts	(87,339)
Net change in unrealized appreciation (depreciation)	(1,031,117)
Net realized and unrealized loss	(1,033,143)
Net decrease in net assets resulting from operations	$(944,257)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 145

MID-CAP 1.5x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended March 31, 2025	Year Ended March 31, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment income	$88,886	$104,474
Net realized gain (loss) on investments	(2,026)	1,646,978
Net change in unrealized appreciation (depreciation) on investments	(1,031,117)	1,910,935
Net increase (decrease) in net assets resulting from operations	(944,257)	3,662,387

Distributions to shareholders:
Class A	(22,755)	(12,601)
Class C	(3,515)	(1,279)
Class H	(78,204)	(30,819)
Total distributions to shareholders	(104,474)	(44,699)

Capital share transactions:
Proceeds from sale of shares
Class A	890,937	1,023,710
Class C	276,211	199,913
Class H	31,074,590	23,963,867
Distributions reinvested
Class A	22,729	12,590
Class C	3,106	1,278
Class H	76,993	30,338
Cost of shares redeemed
Class A	(1,170,454)	(1,680,856)
Class C	(207,027)	(160,513)
Class H	(32,196,305)	(24,085,146)
Net decrease from capital share transactions	(1,229,220)	(694,819)
Net increase (decrease) in net assets	(2,277,951)	2,922,869

Net assets:
Beginning of year	13,688,836	10,765,967
End of year	$11,410,885	$13,688,836

Capital share activity:
Shares sold
Class A	6,760	10,264
Class C	2,655	2,417
Class H	232,970	230,583
Shares issued from reinvestment of distributions
Class A	159	119
Class C	27	15
Class H	536	285
Shares redeemed
Class A	(9,106)	(16,724)
Class C	(2,033)	(1,864)
Class H	(239,921)	(227,051)
Net decrease in shares	(7,953)	(1,956)

146 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

MID-CAP 1.5x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class A	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$130.78	$100.88	$115.54	$131.92	$56.02
Income (loss) from investment operations:
Net investment income (loss)[a]	.86	.96	.41	(.72)	(.68)
Net gain (loss) on investments (realized and unrealized)	(12.49)	29.35	(15.07)	6.46	77.00
Total from investment operations	(11.63)	30.31	(14.66)	5.74	76.32
Less distributions from:
Net investment income	(.95)	(.41)	—	—	(.42)
Net realized gains	—	—	—	(22.12)	—
Total distributions	(.95)	(.41)	—	(22.12)	(.42)
Net asset value, end of period	$118.20	$130.78	$100.88	$115.54	$131.92

Total Return[b]	(9.02%)	30.15%	(12.69%)	3.49%	136.41%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,369	$4,014	$3,736	$4,017	$4,337
Ratios to average net assets:
Net investment income (loss)	0.67%	0.90%	0.41%	(0.54%)	(0.75%)
Total expenses[c]	1.77%	1.78%	1.70%	1.66%	1.75%
Net expenses[d]	1.65%	1.68%	1.65%	1.65%	1.72%
Portfolio turnover rate	94%	57%	44%	159%	501%

Class C	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$105.47	$82.02	$94.68	$112.55	$48.18
Income (loss) from investment operations:
Net investment income (loss)[a]	(.10)	.15	(.34)	(1.48)	(1.12)
Net gain (loss) on investments (realized and unrealized)	(9.98)	23.71	(12.32)	5.73	65.91
Total from investment operations	(10.08)	23.86	(12.66)	4.25	64.79
Less distributions from:
Net investment income	(.95)	(.41)	—	—	(.42)
Net realized gains	—	—	—	(22.12)	—
Total distributions	(.95)	(.41)	—	(22.12)	(.42)
Net asset value, end of period	$94.44	$105.47	$82.02	$94.68	$112.55

Total Return[b]	(9.70%)	29.20%	(13.37%)	2.71%	134.67%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$245	$206	$113	$231	$653
Ratios to average net assets:
Net investment income (loss)	(0.09%)	0.17%	(0.42%)	(1.31%)	(1.59%)
Total expenses[c]	2.53%	2.54%	2.45%	2.41%	2.52%
Net expenses[d]	2.41%	2.44%	2.40%	2.39%	2.50%
Portfolio turnover rate	94%	57%	44%	159%	501%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 147

MID-CAP 1.5x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class H	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$131.39	$101.34	$116.07	$132.43	$56.24
Income (loss) from investment operations:
Net investment income (loss)[a]	.87	.98	.36	(.76)	(.60)
Net gain (loss) on investments (realized and unrealized)	(12.57)	29.48	(15.09)	6.52	77.21
Total from investment operations	(11.70)	30.46	(14.73)	5.76	76.61
Less distributions from:
Net investment income	(.95)	(.41)	—	—	(.42)
Net realized gains	—	—	—	(22.12)	—
Total distributions	(.95)	(.41)	—	(22.12)	(.42)
Net asset value, end of period	$118.74	$131.39	$101.34	$116.07	$132.43

Total Return	(9.03%)	30.16%	(12.69%)	3.49%	136.39%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$7,796	$9,469	$6,917	$10,327	$12,089
Ratios to average net assets:
Net investment income (loss)	0.66%	0.92%	0.36%	(0.57%)	(0.64%)
Total expenses[c]	1.77%	1.79%	1.70%	1.66%	1.74%
Net expenses[d]	1.66%	1.68%	1.65%	1.65%	1.72%
Portfolio turnover rate	94%	57%	44%	159%	501%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]	Total return does not reflect the impact of any applicable sales charges.
[c]	Does not include expenses of the underlying funds in which the Fund invests.
[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

148 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS	March 31, 2025
INVERSE MID-CAP STRATEGY FUND

	Shares	Value
MUTUAL FUNDS† - 49.0%
Guggenheim Strategy Fund II1	2,020	$50,217
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	4,630	46,439
Total Mutual Funds
(Cost $95,671)		96,656

	Face Amount
REPURCHASE AGREEMENTS††,2 - 70.3%
J.P. Morgan Securities LLC issued 03/31/25 at 4.36% due 04/01/25[3]	$78,647	$78,647
BofA Securities, Inc. issued 03/31/25 at 4.35% due 04/01/25[3]	60,275	60,275
Total Repurchase Agreements
(Cost $138,922)		138,922

Total Investments - 119.3%
(Cost $234,593)		$235,578
Other Assets & Liabilities, net - (19.3)%		(38,044)
Total Net Assets - 100.0%		$197,534

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements Sold Short††
Goldman Sachs International	S&P MidCap 400 Index	Receive	4.28% (Federal Funds Rate - 0.05%)	At Maturity	06/25/25	16	$46,191	$1,429
BNP Paribas	S&P MidCap 400 Index	Receive	4.48% (Federal Funds Rate + 0.15%)	At Maturity	06/26/25	19	56,151	1,384
Barclays Bank plc	S&P MidCap 400 Index	Receive	4.89% (SOFR + 0.55%)	At Maturity	06/26/25	33	96,407	1,266
							$198,749	$4,079

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer.
[2]	Repurchase Agreements — See Note 6.
[3]	All or a portion of this security is pledged as equity index swap collateral at March 31, 2025.
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 149

SCHEDULE OF INVESTMENTS (concluded)	March 31, 2025
INVERSE MID-CAP STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$96,656	$—	$—	$96,656
Repurchase Agreements	—	138,922	—	138,922
Equity Index Swap Agreements**	—	4,079	—	4,079
Total Assets	$96,656	$143,001	$—	$239,657

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short-term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2024 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000139834424022509/fp0090292-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the year ended March 31, 2025, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/24	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/25	Shares 03/31/25	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$49,692	$—	$—	$—	$525	$50,217	2,020	$2,823
Guggenheim Ultra Short Duration Fund — Institutional Class	45,884	—	—	—	555	46,439	4,630	2,307
	$95,576	$—	$—	$—	$1,080	$96,656		$5,130

150 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE MID-CAP STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2025

Assets:
Investments in affiliated issuers, at value (cost $95,671)	$96,656
Repurchase agreements, at value (cost $138,922)	138,922
Unrealized appreciation on OTC swap agreements	4,079
Receivables:
Fund shares sold	18,897
Swap settlement	800
Dividends	382
Interest	17
Total assets	259,753

Liabilities:
Segregated cash due to broker	58,703
Payable for:
Fund shares redeemed	2,458
Management fees	223
Transfer agent fees	162
Distribution and service fees	91
Portfolio accounting and administration fees	14
Trustees’ fees*	4
Miscellaneous	564
Total liabilities	62,219
Net assets	$197,534

Net assets consist of:
Paid in capital	$6,433,434
Total distributable earnings (loss)	(6,235,900)
Net assets	$197,534
Class A:
Net assets	$25,030
Capital shares outstanding	588
Net asset value per share	$42.60
Maximum offering price per share (Net asset value divided by 95.25%)	$44.72
Class C:
Net assets	$3,464
Capital shares outstanding	96
Net asset value per share	$35.91
Class H:
Net assets	$169,040
Capital shares outstanding	3,971
Net asset value per share	$42.57

STATEMENT OF OPERATIONS
Year Ended March 31, 2025

Investment Income:
Dividends from securities of affiliated issuers	$5,130
Interest	15,271
Total investment income	20,401

Expenses:
Management fees	3,737
Distribution and service fees:
Class A	171
Class C	343
Class H	781
Transfer agent fees	915
Portfolio accounting and administration fees	634
Registration fees	542
Professional fees	264
Interest expense	130
Trustees’ fees*	56
Custodian fees	54
Miscellaneous	2
Total expenses	7,629
Less:
Expenses reimbursed by Adviser	(415)
Expenses waived by Adviser	(116)
Total waived/reimbursed expenses	(531)
Net expenses	7,098
Net investment income	13,303

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Swap agreements	55,350
Net realized gain	55,350
Net change in unrealized appreciation (depreciation) on:
Investments in affiliated issuers	1,080
Swap agreements	17,309
Net change in unrealized appreciation (depreciation)	18,389
Net realized and unrealized gain	73,739
Net increase in net assets resulting from operations	$87,042

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 151

INVERSE MID-CAP STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended March 31, 2025	Year Ended March 31, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment income	$13,303	$75,618
Net realized gain (loss) on investments	55,350	(219,383)
Net change in unrealized appreciation (depreciation) on investments	18,389	72,499
Net increase (decrease) in net assets resulting from operations	87,042	(71,266)

Distributions to shareholders:
Class A	(4,006)	(3,819)
Class C	(644)	(10)
Class H	(30,749)	(52,183)
Total distributions to shareholders	(35,399)	(56,012)

Capital share transactions:
Proceeds from sale of shares
Class A	486,117	87,472
Class C	380,462	—
Class H	3,771,347	5,523,737
Distributions reinvested
Class A	4,006	3,804
Class C	644	10
Class H	30,749	52,182
Cost of shares redeemed
Class A	(546,389)	(89,458)
Class C	(405,685)	—
Class H	(4,140,131)	(7,533,294)
Net decrease from capital share transactions	(418,880)	(1,955,547)
Net decrease in net assets	(367,237)	(2,082,825)

Net assets:
Beginning of year	564,771	2,647,596
End of year	$197,534	$564,771

Capital share activity:
Shares sold
Class A	12,446	1,433
Class C	11,881	—
Class H	77,603	98,363
Shares issued from reinvestment of distributions
Class A	107	70
Class C	21	—
Class H	823	960
Shares redeemed
Class A	(12,975)	(1,477)
Class C	(11,808)	—
Class H	(85,221)	(132,116)
Net decrease in shares	(7,123)	(32,767)

152 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE MID-CAP STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class A	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$47.91	$59.40	$57.57	$63.60	$127.90
Income (loss) from investment operations:
Net investment income (loss)[a]	1.21	2.02	.90	(.75)	(.45)
Net gain (loss) on investments (realized and unrealized)	1.98	(9.45)	.93 [e]	(5.28)	(63.36)
Total from investment operations	3.19	(7.43)	1.83	(6.03)	(63.81)
Less distributions from:
Net investment income	(8.50)	(4.06)	—	—	(.49)
Total distributions	(8.50)	(4.06)	—	—	(.49)
Net asset value, end of period	$42.60	$47.91	$59.40	$57.57	$63.60

Total Return[b]	9.15%	(13.31%)	3.18%	(9.48%)	(49.94%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$25	$48	$58	$61	$100
Ratios to average net assets:
Net investment income (loss)	2.87%	3.52%	1.48%	(1.25%)	(1.29%)
Total expenses[c]	1.79%	1.73%	1.66%	1.66%	1.76%
Net expenses[d]	1.67%	1.64%	1.61%	1.63%	1.73%
Portfolio turnover rate	—	—	—	24%	42%

Class C	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$41.44	$51.61	$50.06	$55.65	$112.07
Income (loss) from investment operations:
Net investment income (loss)[a]	.59	1.67	(.54)	(1.10)	(.83)
Net gain (loss) on investments (realized and unrealized)	2.38	(7.78)	2.09 [e]	(4.49)	(55.10)
Total from investment operations	2.97	(6.11)	1.55	(5.59)	(55.93)
Less distributions from:
Net investment income	(8.50)	(4.06)	—	—	(.49)
Total distributions	(8.50)	(4.06)	—	—	(.49)
Net asset value, end of period	$35.91	$41.44	$51.61	$50.06	$55.65

Total Return[b]	10.23%	(12.73%)	3.10%	(10.04%)	(50.08%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3	$— [f]	$— [f]	$— [f]	$3
Ratios to average net assets:
Net investment income (loss)	1.79%	3.97%	(0.94%)	(2.11%)	(1.95%)
Total expenses[c]	2.55%	1.59%	2.39%	2.39%	2.49%
Net expenses[d]	2.44%	1.59%	2.39%	2.39%	2.46%
Portfolio turnover rate	—	—	—	24%	42%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 153

INVERSE MID-CAP STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class H	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$47.96	$59.44	$57.62	$63.65	$128.00
Income (loss) from investment operations:
Net investment income (loss)[a]	1.62	2.08	.81	(.84)	(.42)
Net gain (loss) on investments (realized and unrealized)	1.49	(9.50)	1.01 [e]	(5.19)	(63.44)
Total from investment operations	3.11	(7.42)	1.82	(6.03)	(63.86)
Less distributions from:
Net investment income	(8.50)	(4.06)	—	—	(.49)
Total distributions	(8.50)	(4.06)	—	—	(.49)
Net asset value, end of period	$42.57	$47.96	$59.44	$57.62	$63.65

Total Return	8.94%	(13.30%)	3.16%	(9.47%)	(49.94%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$169	$516	$2,589	$291	$779
Ratios to average net assets:
Net investment income (loss)	3.43%	3.54%	1.32%	(1.40%)	(1.38%)
Total expenses[c]	1.77%	1.71%	1.71%	1.66%	1.77%
Net expenses[d]	1.64%	1.64%	1.67%	1.64%	1.75%
Portfolio turnover rate	—	—	—	24%	42%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]	Total return does not reflect the impact of any applicable sales charges.
[c]	Does not include expenses of the underlying funds in which the Fund invests.
[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[e]

The amount shown for a share outstanding throughout the period does not agree with the aggregate net loss on investments for the year because of the sales and purchases of fund shares in relation to fluctuating market value of the investments of the Fund.

[f]	Less than $1,000 in Net Assets.

154 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS	March 31, 2025
MONTHLY REBALANCE NASDAQ-100® 2x STRATEGY FUND

	Shares	Value
COMMON STOCKS† - 68.6%

Technology - 32.7%
Apple, Inc.	90,396	$20,079,663
Microsoft Corp.	44,734	16,792,696
NVIDIA Corp.	146,829	15,913,327
Broadcom, Inc.	46,650	7,810,610
Palantir Technologies, Inc. — Class A*	33,296	2,810,182
Intuit, Inc.	4,139	2,541,305
QUALCOMM, Inc.	16,374	2,515,210
Adobe, Inc.*	6,439	2,469,550
Advanced Micro Devices, Inc.*	23,991	2,464,835
Texas Instruments, Inc.	13,478	2,421,997
Applied Materials, Inc.	12,028	1,745,503
Analog Devices, Inc.	7,342	1,480,661
Intel Corp.*	64,104	1,455,802
Micron Technology, Inc.	16,495	1,433,251
Lam Research Corp.	19,004	1,381,591
KLA Corp.	1,967	1,337,167
Crowdstrike Holdings, Inc. — Class A*	3,462	1,220,632
AppLovin Corp. — Class A*	4,579	1,213,298
Fortinet, Inc.*	11,385	1,095,920
Cadence Design Systems, Inc.*	4,058	1,032,071
MicroStrategy, Inc. — Class A*	3,519	1,014,422
Synopsys, Inc.*	2,289	981,638
Roper Technologies, Inc.	1,590	937,432
ASML Holding N.V. — Class G	1,337	885,936
Autodesk, Inc.*	3,183	833,310
Paychex, Inc.	5,331	822,467
Marvell Technology, Inc.	12,810	788,712
Workday, Inc. — Class A*	3,168	739,823
NXP Semiconductor N.V.	3,755	713,675
Cognizant Technology Solutions Corp. — Class A	7,323	560,210
Electronic Arts, Inc.	3,858	557,558
Take-Two Interactive Software, Inc.*	2,613	541,544
Atlassian Corp. — Class A*	2,428	515,246
Datadog, Inc. — Class A*	4,696	465,890
Zscaler, Inc.*	2,272	450,810
ANSYS, Inc.*	1,297	410,578
Microchip Technology, Inc.	7,962	385,440
GLOBALFOUNDRIES, Inc.*	8,182	301,998
ON Semiconductor Corp.*	6,238	253,824
ARM Holdings plc ADR*,1	1,938	206,959
MongoDB, Inc.*	1,103	193,466
Total Technology		101,776,209

Communications - 18.2%
Amazon.com, Inc.*	63,771	12,133,071
Meta Platforms, Inc. — Class A	13,178	7,595,272
Netflix, Inc.*	6,333	5,905,713
Alphabet, Inc. — Class A	35,100	5,427,864
Alphabet, Inc. — Class C	33,079	5,167,932
T-Mobile US, Inc.	16,904	4,508,466
Cisco Systems, Inc.	58,897	3,634,534
Booking Holdings, Inc.	486	2,238,958
Comcast Corp. — Class A	55,837	2,060,385
Palo Alto Networks, Inc.*	9,802	1,672,613
MercadoLibre, Inc.*	751	1,465,103
PDD Holdings, Inc. ADR*	9,889	1,170,363
DoorDash, Inc. — Class A*	5,840	1,067,377
Charter Communications, Inc. — Class A*	2,101	774,282
Airbnb, Inc. — Class A*	6,409	765,619
Warner Bros Discovery, Inc.*	36,341	389,939
Trade Desk, Inc. — Class A*	6,698	366,514
CDW Corp.	1,962	314,430
Total Communications		56,658,435

Consumer, Non-cyclical - 7.7%
PepsiCo, Inc.	20,305	3,044,532
Intuitive Surgical, Inc.*	5,280	2,615,025
Amgen, Inc.	7,953	2,477,757
Gilead Sciences, Inc.	18,437	2,065,866
Vertex Pharmaceuticals, Inc.*	3,802	1,843,286
Automatic Data Processing, Inc.	6,024	1,840,513
Mondelez International, Inc. — Class A	19,150	1,299,327
Cintas Corp.	5,975	1,228,042
Regeneron Pharmaceuticals, Inc.	1,591	1,009,060
PayPal Holdings, Inc.*	14,646	955,651
Monster Beverage Corp.*	14,408	843,156
Keurig Dr Pepper, Inc.	20,086	687,343
AstraZeneca plc ADR	8,621	633,643
Verisk Analytics, Inc. — Class A	2,076	617,859
Coca-Cola Europacific Partners plc	6,824	593,893
GE HealthCare Technologies, Inc.	6,770	546,407
Kraft Heinz Co.	17,692	538,368
IDEXX Laboratories, Inc.*	1,204	505,620
Dexcom, Inc.*	5,785	395,058
Biogen, Inc.*	2,166	296,395
Total Consumer, Non-cyclical		24,036,801

Consumer, Cyclical - 6.1%
Costco Wholesale Corp.	6,572	6,215,666
Tesla, Inc.*	21,872	5,668,348
Starbucks Corp.	16,817	1,649,580
O’Reilly Automotive, Inc.*	848	1,214,828
Marriott International, Inc. — Class A	4,081	972,094
Copart, Inc.*	14,303	809,407
PACCAR, Inc.	7,770	756,565
Fastenal Co.	8,490	658,399
Ross Stores, Inc.	4,884	624,126
Lululemon Athletica, Inc.*	1,722	487,429
Total Consumer, Cyclical		19,056,442

Industrial - 1.3%
Honeywell International, Inc.	9,622	2,037,459
CSX Corp.	28,049	825,482
Axon Enterprise, Inc.*	1,134	596,427
Old Dominion Freight Line, Inc.	3,147	520,671
Total Industrial		3,980,039

Basic Materials - 1.0%
Linde plc	7,002	3,260,411

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 155

SCHEDULE OF INVESTMENTS (continued)	March 31, 2025
MONTHLY REBALANCE NASDAQ-100® 2x STRATEGY FUND

	Shares	Value
Utilities - 1.0%
Constellation Energy Corp.	4,631	$933,748
American Electric Power Company, Inc.	7,894	862,577
Exelon Corp.	14,882	685,763
Xcel Energy, Inc.	8,506	602,140
Total Utilities		3,084,228

Energy - 0.4%
Diamondback Energy, Inc.	4,285	685,086
Baker Hughes Co.	14,659	644,263
Total Energy		1,329,349

Financial - 0.2%
CoStar Group, Inc.*	6,072	481,085

Total Common Stocks
(Cost $185,316,795)		213,662,999

MUTUAL FUNDS† - 1.9%
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	301,467	3,023,718
Guggenheim Strategy Fund II2	115,431	2,869,626
Total Mutual Funds
(Cost $5,770,077)		5,893,344

	Face Amount
U.S. TREASURY BILLS†† - 19.9%
U.S. Treasury Bills
4.16% due 06/05/25[3,4]	$40,000,000	39,697,028
4.22% due 04/01/25[4]	12,000,000	12,000,000
4.20% due 06/12/25[3,4]	5,700,000	5,652,234
4.08% due 04/08/25[4,5]	4,193,000	4,189,538
U.S. Treasury Bills
4.19% due 06/12/25[4]	300,000	297,486
Total U.S. Treasury Bills
(Cost $61,835,474)		61,836,286

REPURCHASE AGREEMENTS††,6 - 10.0%
J.P. Morgan Securities LLC issued 03/31/25 at 4.36% due 04/01/25[3]	17,649,163	17,649,163
BofA Securities, Inc. issued 03/31/25 at 4.35% due 04/01/25[3]	13,526,105	13,526,105
Total Repurchase Agreements
(Cost $31,175,268)		31,175,268

	Shares
SECURITIES LENDING COLLATERAL†,7 - 0.0%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.27%[8]	54,230	54,230
Total Securities Lending Collateral
(Cost $54,230)		54,230

Total Investments - 100.4%
(Cost $284,151,844)		$312,622,127
Other Assets & Liabilities, net - (0.4)%		(1,226,736)
Total Net Assets - 100.0%		$311,395,391

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Purchased†
NASDAQ-100 Index Mini Futures Contracts	407	Jun 2025	$158,320,965	$(4,235,619)

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements††
Barclays Bank plc	NASDAQ-100 Index	Pay	5.34% (SOFR + 1.00%)	At Maturity	06/26/25	1,496	$28,847,525	$(955,481)
BNP Paribas	NASDAQ-100 Index	Pay	5.23% (Federal Funds Rate + 0.90%)	At Maturity	06/26/25	5,500	106,036,967	(3,376,452)
Goldman Sachs International	NASDAQ-100 Index	Pay	4.93% (Federal Funds Rate + 0.60%)	At Maturity	06/25/25	6,066	116,935,174	(4,557,382)
							$251,819,666	$(8,889,315)

156 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	March 31, 2025
MONTHLY REBALANCE NASDAQ-100® 2x STRATEGY FUND

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at March 31, 2025 — See Note 7.
[2]	Affiliated issuer.
[3]	All or a portion of this security is pledged as equity index swap collateral at March 31, 2025.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	All or a portion of this security is pledged as futures collateral at March 31, 2025.
[6]	Repurchase Agreements — See Note 6.
[7]	Securities lending collateral — See Note 7.
[8]	Rate indicated is the 7-day yield as of March 31, 2025.
ADR — American Depositary Receipt
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$213,662,999	$—	$—	$213,662,999
Mutual Funds	5,893,344	—	—	5,893,344
U.S. Treasury Bills	—	61,836,286	—	61,836,286
Repurchase Agreements	—	31,175,268	—	31,175,268
Securities Lending Collateral	54,230	—	—	54,230
Total Assets	$219,610,573	$93,011,554	$—	$312,622,127

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$4,235,619	$—	$—	$4,235,619
Equity Index Swap Agreements**	—	8,889,315	—	8,889,315
Total Liabilities	$4,235,619	$8,889,315	$—	$13,124,934

**	This derivative is reported as unrealized appreciation/depreciation at period end.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 157

SCHEDULE OF INVESTMENTS (concluded)	March 31, 2025
MONTHLY REBALANCE NASDAQ-100® 2x STRATEGY FUND

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short-term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2024 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000139834424022509/fp0090292-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the year ended March 31, 2025, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/24	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/25	Shares 03/31/25	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$2,839,614	$—	$—	$—	$30,012	$2,869,626	115,431	$161,308
Guggenheim Ultra Short Duration Fund — Institutional Class	2,987,542	—	—	—	36,176	3,023,718	301,467	150,213
	$5,827,156	$—	$—	$—	$66,188	$5,893,344		$311,521

158 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

MONTHLY REBALANCE NASDAQ-100® 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2025

Assets:
Investments in unaffiliated issuers, at value - including $52,647 of securities loaned (cost $247,206,499)	$275,553,515
Investments in affiliated issuers, at value (cost $5,770,077)	5,893,344
Repurchase agreements, at value (cost $31,175,268)	31,175,268
Cash	2
Segregated cash with broker	13,351,193
Receivables:
Fund shares sold	3,532,618
Investment Adviser	190,160
Dividends	82,805
Interest	3,772
Securities lending income	2
Total assets	329,782,679

Liabilities:
Unrealized depreciation on OTC swap agreements	8,889,315
Payable for:
Swap settlement	6,491,106
Fund shares redeemed	1,634,295
Management fees	357,620
Transfer agent fees	209,699
Distribution and service fees	100,497
Variation margin on futures contracts	82,769
Return of securities lending collateral	54,230
Portfolio accounting and administration fees	13,508
Trustees’ fees*	6,179
Miscellaneous	548,070
Total liabilities	18,387,288
Net assets	$311,395,391

Net assets consist of:
Paid in capital	$420,278,727
Total distributable earnings (loss)	(108,883,336)
Net assets	$311,395,391
Class A:
Net assets	$6,905,853
Capital shares outstanding	16,380
Net asset value per share	$421.60
Maximum offering price per share (Net asset value divided by 95.25%)	$442.62
Class C:
Net assets	$1,441,535
Capital shares outstanding	3,813
Net asset value per share	$378.06
Class H:
Net assets	$303,048,003
Capital shares outstanding	696,716
Net asset value per share	$434.97

STATEMENT OF OPERATIONS
Year Ended March 31, 2025

Investment Income:
Dividends from securities of unaffiliated issuers (net of foreign withholding tax of $4,751)	$4,166,702
Dividends from securities of affiliated issuers	311,521
Interest	6,555,621
Income from securities lending, net	10,388
Total investment income	11,044,232

Expenses:
Management fees	6,056,431
Distribution and service fees:
Class A	20,830
Class C	19,514
Class H	1,656,656
Transfer agent fees	1,451,113
Portfolio accounting and administration fees	877,879
Registration fees	783,935
Interest expense	296,758
Professional fees	295,440
Custodian fees	91,219
Trustees’ fees*	74,412
Line of credit fees	469
Miscellaneous	485,218
Total expenses	12,109,874
Less:
Expenses reimbursed by Adviser	(673,045)
Expenses waived by Adviser	(2,879,565)
Total waived/reimbursed expenses	(3,552,610)
Net expenses	8,557,264
Net investment income	2,486,968

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	106,836,915
Swap agreements	(20,526,280)
Futures contracts	(11,569,809)
Net realized gain	74,740,826
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(130,215,550)
Investments in affiliated issuers	66,188
Swap agreements	(12,329,957)
Futures contracts	(5,869,482)
Net change in unrealized appreciation (depreciation)	(148,348,801)
Net realized and unrealized loss	(73,607,975)
Net decrease in net assets resulting from operations	$(71,121,007)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 159

MONTHLY REBALANCE NASDAQ-100® 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended March 31, 2025	Year Ended March 31, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment income	$2,486,968	$1,215,164
Net realized gain on investments	74,740,826	204,655,816
Net change in unrealized appreciation (depreciation) on investments	(148,348,801)	99,936,035
Net increase (decrease) in net assets resulting from operations	(71,121,007)	305,807,015

Distributions to shareholders:
Class A	(1,883,172)	(229,861)
Class C	(457,837)	(52,499)
Class H	(71,272,450)	(16,565,287)
Total distributions to shareholders	(73,613,459)	(16,847,647)

Capital share transactions:
Proceeds from sale of shares
Class A	8,288,204	5,788,991
Class C	1,778,829	442,703
Class H	7,640,922,633	2,095,676,099
Distributions reinvested
Class A	1,827,807	211,140
Class C	387,048	36,396
Class H	71,235,810	16,560,168
Cost of shares redeemed
Class A	(9,143,336)	(6,391,583)
Class C	(2,019,721)	(326,833)
Class H	(7,905,285,093)	(2,138,872,563)
Net decrease from capital share transactions	(192,007,819)	(26,875,482)
Net increase (decrease) in net assets	(336,742,285)	262,083,886

Net assets:
Beginning of year	648,137,676	386,053,790
End of year	$311,395,391	$648,137,676

Capital share activity:
Shares sold
Class A	15,238	14,718
Class C	3,697	1,149
Class H	13,988,627	4,803,990
Shares issued from reinvestment of distributions
Class A	3,368	507
Class C	794	94
Class H	127,239	38,772
Shares redeemed
Class A	(16,663)	(16,225)
Class C	(4,396)	(933)
Class H	(14,645,505)	(4,858,568)
Net decrease in shares	(527,601)	(16,496)

160 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

MONTHLY REBALANCE NASDAQ-100® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class A	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$508.07	$298.90	$429.31	$355.42	$141.86
Income (loss) from investment operations:
Net investment income (loss)[a]	2.41	1.04	.32	(3.11)	(1.74)
Net gain (loss) on investments (realized and unrealized)	44.25 [f]	224.62	(130.73)	88.53	233.57
Total from investment operations	46.66	225.66	(130.41)	85.42	231.83
Less distributions from:
Net investment income	(1.60)	(.60)	—	—	—
Net realized gains	(131.53)	(15.89)	—	(11.53)	(18.27)
Total distributions	(133.13)	(16.49)	—	(11.53)	(18.27)
Net asset value, end of period	$421.60	$508.07	$298.90	$429.31	$355.42

Total Return[b]	3.34%	76.76%	(30.38%)	23.48%	164.83%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6,906	$7,335	$4,614	$8,376	$5,504
Ratios to average net assets:
Net investment income (loss)	0.44%	0.26%	0.12%	(0.70%)	(0.60%)
Total expenses[c]	1.82%	1.95%	1.77%	1.69%	1.77%
Net expenses[d,e]	1.26%	1.42%	1.31%	1.32%	1.33%
Portfolio turnover rate	1,036%	334%	1,054%	922%	509%

Class C	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$469.27	$278.89	$403.95	$337.38	$136.06
Income (loss) from investment operations:
Net investment income (loss)[a]	(1.55)	(1.79)	(1.56)	(6.08)	(3.70)
Net gain (loss) on investments (realized and unrealized)	43.47 [f]	208.66	(123.50)	84.18	223.29
Total from investment operations	41.92	206.87	(125.06)	78.10	219.59
Less distributions from:
Net investment income	(1.60)	(.60)	—	—	—
Net realized gains	(131.53)	(15.89)	—	(11.53)	(18.27)
Total distributions	(133.13)	(16.49)	—	(11.53)	(18.27)
Net asset value, end of period	$378.06	$469.27	$278.89	$403.95	$337.38

Total Return[b]	2.57%	75.44%	(30.96%)	22.55%	162.86%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,442	$1,745	$951	$1,433	$1,751
Ratios to average net assets:
Net investment income (loss)	(0.31%)	(0.49%)	(0.61%)	(1.44%)	(1.34%)
Total expenses[c]	2.56%	2.71%	2.52%	2.44%	2.52%
Net expenses[d,e]	2.01%	2.17%	2.06%	2.07%	2.08%
Portfolio turnover rate	1,036%	334%	1,054%	922%	509%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 161

MONTHLY REBALANCE NASDAQ-100® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class H	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$521.10	$306.31	$440.25	$364.34	$145.23
Income (loss) from investment operations:
Net investment income (loss)[a]	2.07	.96	.27	(3.35)	(1.81)
Net gain (loss) on investments (realized and unrealized)	44.93 [f]	230.32	(134.21)	90.79	239.19
Total from investment operations	47.00	231.28	(133.94)	87.44	237.38
Less distributions from:
Net investment income	(1.60)	(.60)	—	—	—
Net realized gains	(131.53)	(15.89)	—	(11.53)	(18.27)
Total distributions	(133.13)	(16.49)	—	(11.53)	(18.27)
Net asset value, end of period	$434.97	$521.10	$306.31	$440.25	$364.34

Total Return	3.32%	76.74%	(30.42%)	23.46%	164.81%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$303,048	$639,058	$380,489	$113,538	$90,776
Ratios to average net assets:
Net investment income (loss)	0.37%	0.24%	0.10%	(0.71%)	(0.60%)
Total expenses[c]	1.80%	1.95%	1.77%	1.69%	1.77%
Net expenses[d,e]	1.27%	1.43%	1.32%	1.33%	1.33%
Portfolio turnover rate	1,036%	334%	1,054%	922%	509%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]	Total return does not reflect the impact of any applicable sales charges.
[c]	Does not include expenses of the underlying funds in which the Fund invests.
[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[e]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

	03/31/25	03/31/24	03/31/23	03/31/22	03/31/21
Class A	1.21%	1.22%	1.27%	1.32%	1.33%
Class C	1.96%	1.97%	2.02%	2.06%	2.08%
Class H	1.23%	1.24%	1.28%	1.33%	1.33%

[f]

The amount shown for a share outstanding throughout the period does not agree with the aggregate net loss on investments for the year because of the sales and purchases of fund shares in relation to fluctuating market value of the investments of the Fund.

162 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS	March 31, 2025
NASDAQ-100® FUND

	Shares	Value
COMMON STOCKS† - 95.9%

Technology - 45.7%
Apple, Inc.	674,255	$149,772,263
Microsoft Corp.	333,669	125,256,006
NVIDIA Corp.	1,095,177	118,695,283
Broadcom, Inc.	347,963	58,259,445
Palantir Technologies, Inc. — Class A*	248,345	20,960,318
Intuit, Inc.	30,871	18,954,485
QUALCOMM, Inc.	122,132	18,760,697
Adobe, Inc.*	48,024	18,418,645
Advanced Micro Devices, Inc.*	178,944	18,384,707
Texas Instruments, Inc.	100,525	18,064,342
Applied Materials, Inc.	89,715	13,019,441
Analog Devices, Inc.	54,769	11,045,264
Intel Corp.*	478,149	10,858,764
Micron Technology, Inc.	123,035	10,690,511
Lam Research Corp.	141,751	10,305,298
KLA Corp.	14,674	9,975,385
Crowdstrike Holdings, Inc. — Class A*	25,823	9,104,673
AppLovin Corp. — Class A*	34,152	9,049,255
Fortinet, Inc.*	84,915	8,173,918
Cadence Design Systems, Inc.*	30,269	7,698,315
MicroStrategy, Inc. — Class A*	26,250	7,567,087
Synopsys, Inc.*	17,074	7,322,185
Roper Technologies, Inc.	11,858	6,991,240
ASML Holding N.V. — Class G	9,973	6,608,409
Autodesk, Inc.*	23,742	6,215,656
Paychex, Inc.	39,761	6,134,327
Marvell Technology, Inc.	95,552	5,883,137
Workday, Inc. — Class A*	23,631	5,518,547
NXP Semiconductor N.V.	28,006	5,322,820
Cognizant Technology Solutions Corp. — Class A	54,619	4,178,354
Electronic Arts, Inc.	28,779	4,159,141
Take-Two Interactive Software, Inc.*	19,490	4,039,303
Atlassian Corp. — Class A*	18,109	3,842,911
Datadog, Inc. — Class A*	35,034	3,475,723
Zscaler, Inc.*	16,944	3,362,028
ANSYS, Inc.*	9,679	3,063,984
Microchip Technology, Inc.	59,390	2,875,070
GLOBALFOUNDRIES, Inc.*	61,028	2,252,543
ON Semiconductor Corp.*	46,536	1,893,550
ARM Holdings plc ADR*,1	14,457	1,543,863
MongoDB, Inc.*	8,224	1,442,490
Total Technology		759,139,383

Communications - 25.4%
Amazon.com, Inc.*	475,672	90,501,355
Meta Platforms, Inc. — Class A	98,292	56,651,577
Netflix, Inc.*	47,236	44,048,987
Alphabet, Inc. — Class A	261,810	40,486,298
Alphabet, Inc. — Class C	246,729	38,546,472
T-Mobile US, Inc.	126,079	33,626,530
Cisco Systems, Inc.	439,311	27,109,882
Booking Holdings, Inc.	3,624	16,695,442
Comcast Corp. — Class A	416,484	15,368,260
Palo Alto Networks, Inc.*	73,114	12,476,173
MercadoLibre, Inc.*	5,598	10,920,970
PDD Holdings, Inc. ADR*	73,757	8,729,141
DoorDash, Inc. — Class A*	43,562	7,961,827
Charter Communications, Inc. — Class A*	15,675	5,776,708
Airbnb, Inc. — Class A*	47,801	5,710,307
Warner Bros Discovery, Inc.*	271,072	2,908,602
Trade Desk, Inc. — Class A*	49,960	2,733,811
CDW Corp.	14,631	2,344,764
Total Communications		422,597,106

Consumer, Non-cyclical - 10.8%
PepsiCo, Inc.	151,451	22,708,563
Intuitive Surgical, Inc.*	39,384	19,505,714
Amgen, Inc.	59,322	18,481,769
Gilead Sciences, Inc.	137,520	15,409,116
Vertex Pharmaceuticals, Inc.*	28,356	13,747,556
Automatic Data Processing, Inc.	44,929	13,727,157
Mondelez International, Inc. — Class A	142,840	9,691,694
Cintas Corp.	44,562	9,158,828
Regeneron Pharmaceuticals, Inc.	11,872	7,529,578
PayPal Holdings, Inc.*	109,239	7,127,845
Monster Beverage Corp.*	107,463	6,288,735
Keurig Dr Pepper, Inc.	149,822	5,126,909
AstraZeneca plc ADR	64,302	4,726,197
Verisk Analytics, Inc. — Class A	15,490	4,610,134
Coca-Cola Europacific Partners plc	50,901	4,429,914
GE HealthCare Technologies, Inc.	50,498	4,075,693
Kraft Heinz Co.	131,959	4,015,513
IDEXX Laboratories, Inc.*	8,981	3,771,571
Dexcom, Inc.*	43,152	2,946,850
Biogen, Inc.*	16,164	2,211,882
Total Consumer, Non-cyclical		179,291,218

Consumer, Cyclical - 8.5%
Costco Wholesale Corp.	49,018	46,360,244
Tesla, Inc.*	163,139	42,279,103
Starbucks Corp.	125,434	12,303,821
O’Reilly Automotive, Inc.*	6,324	9,059,636
Marriott International, Inc. — Class A	30,444	7,251,761
Copart, Inc.*	106,683	6,037,191
PACCAR, Inc.	57,952	5,642,786
Fastenal Co.	63,324	4,910,776
Ross Stores, Inc.	36,433	4,655,773
Lululemon Athletica, Inc.*	12,841	3,634,774
Total Consumer, Cyclical		142,135,865

Industrial - 1.8%
Honeywell International, Inc.	71,768	15,196,874
CSX Corp.	209,217	6,157,256
Axon Enterprise, Inc.*	8,461	4,450,063
Old Dominion Freight Line, Inc.	23,471	3,883,277
Total Industrial		29,687,470

Basic Materials - 1.5%
Linde plc	52,222	24,316,652

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 163

SCHEDULE OF INVESTMENTS (continued)	March 31, 2025
NASDAQ-100® FUND

	Shares	Value
Utilities - 1.4%
Constellation Energy Corp.	34,547	$6,965,712
American Electric Power Company, Inc.	58,881	6,433,927
Exelon Corp.	111,003	5,115,018
Xcel Energy, Inc.	63,446	4,491,342
Total Utilities		23,005,999

Energy - 0.6%
Diamondback Energy, Inc.	31,962	5,110,085
Baker Hughes Co.	109,335	4,805,273
Total Energy		9,915,358

Financial - 0.2%
CoStar Group, Inc.*	45,289	3,588,248

Total Common Stocks
(Cost $432,634,174)		1,593,677,299

MUTUAL FUNDS† - 3.1%
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	2,756,359	27,646,283
Guggenheim Strategy Fund II2	575,584	14,309,030
Guggenheim Strategy Fund III[2]	370,504	9,236,660
Total Mutual Funds
(Cost $51,083,879)		51,191,973

	Face Amount
U.S. TREASURY BILLS†† - 0.7%
U.S. Treasury Bills
4.22% due 04/01/25[3]	$10,000,000	10,000,000
4.08% due 04/08/25[3,4]	1,446,000	1,444,806
4.20% due 06/12/25[3,5]	650,000	644,553
4.19% due 06/12/25[3]	100,000	99,162
Total U.S. Treasury Bills
(Cost $12,188,519)		12,188,521

REPURCHASE AGREEMENTS††,6 - 0.9%
J.P. Morgan Securities LLC issued 03/31/25 at 4.36% due 04/01/25[5]	8,736,060	8,736,060
BofA Securities, Inc. issued 03/31/25 at 4.35% due 04/01/25[5]	6,695,210	6,695,210
Total Repurchase Agreements
(Cost $15,431,270)		15,431,270

	Shares
SECURITIES LENDING COLLATERAL†,7 - 0.1%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.27%[8]	1,203,840	1,203,840
Total Securities Lending Collateral
(Cost $1,203,840)		1,203,840

Total Investments - 100.7%
(Cost $512,541,682)		$1,673,692,903
Other Assets & Liabilities, net - (0.7)%		(11,208,535)
Total Net Assets - 100.0%		$1,662,484,368

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Purchased†
NASDAQ-100 Index Mini Futures Contracts	58	Jun 2025	$22,561,710	$(583,324)

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements††
Barclays Bank plc	NASDAQ-100 Index	Pay	5.34% (SOFR + 1.00%)	At Maturity	06/26/25	156	$3,010,488	$(99,698)
BNP Paribas	NASDAQ-100 Index	Pay	5.23% (Federal Funds Rate + 0.90%)	At Maturity	06/26/25	1,094	21,081,675	(698,266)
Goldman Sachs International	NASDAQ-100 Index	Pay	4.93% (Federal Funds Rate + 0.60%)	At Maturity	06/25/25	1,314	25,335,059	(1,141,116)
							$49,427,222	$(1,939,080)

164 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	March 31, 2025
NASDAQ-100® FUND

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at March 31, 2025 — See Note 7.
[2]	Affiliated issuer.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	All or a portion of this security is pledged as futures collateral at March 31, 2025.
[5]	All or a portion of this security is pledged as equity index swap collateral at March 31, 2025.
[6]	Repurchase Agreements — See Note 6.
[7]	Securities lending collateral — See Note 7.
[8]	Rate indicated is the 7-day yield as of March 31, 2025.
ADR — American Depositary Receipt
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$1,593,677,299	$—	$—	$1,593,677,299
Mutual Funds	51,191,973	—	—	51,191,973
U.S. Treasury Bills	—	12,188,521	—	12,188,521
Repurchase Agreements	—	15,431,270	—	15,431,270
Securities Lending Collateral	1,203,840	—	—	1,203,840
Total Assets	$1,646,073,112	$27,619,791	$—	$1,673,692,903

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$583,324	$—	$—	$583,324
Equity Index Swap Agreements**	—	1,939,080	—	1,939,080
Total Liabilities	$583,324	$1,939,080	$—	$2,522,404

**	This derivative is reported as unrealized appreciation/depreciation at period end.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 165

SCHEDULE OF INVESTMENTS (concluded)	March 31, 2025
NASDAQ-100® FUND

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short-term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates,and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2024 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000139834424022509/fp0090292-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the year ended March 31, 2025, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/24	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/25	Shares 03/31/25	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$14,159,378	$—	$—	$—	$149,652	$14,309,030	575,584	$804,341
Guggenheim Strategy Fund III	9,140,329	—	—	—	96,331	9,236,660	370,504	506,270
Guggenheim Ultra Short Duration Fund — Institutional Class	27,315,520	—	—	—	330,763	27,646,283	2,756,359	1,373,417
	$50,615,227	$—	$—	$—	$576,746	$51,191,973		$2,684,028

166 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NASDAQ-100® FUND

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2025

Assets:
Investments in unaffiliated issuers, at value - including $1,168,710 of securities loaned (cost $446,026,533)	$1,607,069,660
Investments in affiliated issuers, at value (cost $51,083,879)	51,191,973
Repurchase agreements, at value (cost $15,431,270)	15,431,270
Segregated cash with broker	267,752
Receivables:
Securities sold	15,036,287
Fund shares sold	688,007
Dividends	495,368
Investment Adviser	49,552
Interest	1,867
Securities lending income	48
Total assets	1,690,231,784

Liabilities:
Unrealized depreciation on OTC swap agreements	1,939,080
Payable for:
Fund shares redeemed	20,733,318
Return of securities lending collateral	1,203,840
Management fees	1,035,713
Transfer agent fees	700,064
Swap settlement	268,637
Distribution and service fees	82,803
Portfolio accounting and administration fees	79,859
Trustees’ fees*	18,811
Variation margin on futures contracts	12,241
Miscellaneous	1,673,050
Total liabilities	27,747,416
Net assets	$1,662,484,368

Net assets consist of:
Paid in capital	$464,875,978
Total distributable earnings (loss)	1,197,608,390
Net assets	$1,662,484,368
Investor Class:
Net assets	$1,462,294,239
Capital shares outstanding	19,383,575
Net asset value per share	$75.44
Class A:
Net assets	$102,393,151
Capital shares outstanding	1,544,585
Net asset value per share	$66.29
Maximum offering price per share (Net asset value divided by 95.25%)	$69.60
Class C:
Net assets	$66,790,885
Capital shares outstanding	1,290,442
Net asset value per share	$51.76
Class H:
Net assets	$31,006,093
Capital shares outstanding	467,850
Net asset value per share	$66.27

STATEMENT OF OPERATIONS
Year Ended March 31, 2025

Investment Income:
Dividends from securities of unaffiliated issuers (net of foreign withholding tax of $20,396)	$14,114,524
Dividends from securities of affiliated issuers	2,684,028
Interest	1,782,171
Income from securities lending, net	35,301
Total investment income	18,616,024

Expenses:
Management fees	14,018,043
Distribution and service fees:
Class A	262,618
Class C	785,300
Class H	98,066
Transfer agent fees	4,069,523
Registration fees	2,151,863
Portfolio accounting and administration fees	1,989,014
Professional fees	797,380
Custodian fees	242,669
Trustees’ fees*	198,107
Interest expense	49,343
Miscellaneous	1,409,861
Total expenses	26,071,787
Less:
Expenses reimbursed by Adviser	(933,924)
Expenses waived by Adviser	(752,783)
Total waived expenses	(1,686,707)
Net expenses	24,385,080
Net investment loss	(5,769,056)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	122,874,655
Swap agreements	5,345,477
Futures contracts	(2,971,597)
Net realized gain	125,248,535
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(13,781,166)
Investments in affiliated issuers	576,746
Swap agreements	(2,342,258)
Futures contracts	(776,967)
Net change in unrealized appreciation (depreciation)	(16,323,645)
Net realized and unrealized gain	108,924,890
Net increase in net assets resulting from operations	$103,155,834

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 167

NASDAQ-100® FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended March 31, 2025	Year Ended March 31, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(5,769,056)	$(2,716,420)
Net realized gain on investments	125,248,535	212,641,501
Net change in unrealized appreciation (depreciation) on investments	(16,323,645)	293,377,084
Net increase in net assets resulting from operations	103,155,834	503,302,165

Distributions to shareholders:
Investor Class	(113,208,401)	—
Class A	(8,532,921)	—
Class C	(7,570,215)	—
Class H	(3,238,974)	—
Total distributions to shareholders	(132,550,511)	—

Capital share transactions:
Proceeds from sale of shares
Investor Class	1,323,796,953	1,542,602,229
Class A	20,271,162	19,822,679
Class C	8,027,183	10,446,786
Class H	52,745,985	37,156,428
Distributions reinvested
Investor Class	109,280,454	—
Class A	7,780,644	—
Class C	6,620,660	—
Class H	3,238,968	—
Cost of shares redeemed
Investor Class	(1,509,846,946)	(1,651,676,803)
Class A	(17,094,626)	(14,123,233)
Class C	(25,353,295)	(25,335,049)
Class H	(60,863,209)	(32,030,171)
Net decrease from capital share transactions	(81,396,067)	(113,137,134)
Net increase (decrease) in net assets	(110,790,744)	390,165,031

Net assets:
Beginning of year	1,773,275,112	1,383,110,081
End of year	$1,662,484,368	$1,773,275,112

Capital share activity:
Shares sold
Investor Class	16,182,813	23,161,963
Class A	283,150	343,412
Class C	139,809	222,984
Class H	723,560	633,174
Shares issued from reinvestment of distributions
Investor Class	1,289,901	—
Class A	104,438	—
Class C	113,562	—
Class H	43,488	—
Shares redeemed
Investor Class	(18,405,963)	(24,846,491)
Class A	(236,163)	(243,576)
Class C	(445,701)	(543,161)
Class H	(839,297)	(543,569)
Net decrease in shares	(1,046,403)	(1,815,264)

168 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NASDAQ-100® FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Investor Class	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$76.79	$55.65	$68.39	$63.43	$39.68
Income (loss) from investment operations:
Net investment income (loss)[a]	(.20)	(.07)	(.10)	(.37)	(.28)
Net gain (loss) on investments (realized and unrealized)	4.80	21.21	(8.57)	8.70	26.64
Total from investment operations	4.60	21.14	(8.67)	8.33	26.36
Less distributions from:
Net realized gains	(5.95)	—	(4.07)	(3.37)	(2.61)
Total distributions	(5.95)	—	(4.07)	(3.37)	(2.61)
Net asset value, end of period	$75.44	$76.79	$55.65	$68.39	$63.43

Total Return	5.15%	37.99%	(11.56%)	12.69%	66.78%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,462,294	$1,560,083	$1,224,330	$1,424,456	$1,386,721
Ratios to average net assets:
Net investment income (loss)	(0.25%)	(0.11%)	(0.19%)	(0.53%)	(0.50%)
Total expenses[b]	1.33%	1.34%	1.30%	1.25%	1.33%
Net expenses[c]	1.24%	1.27%	1.27%	1.24%	1.33%
Portfolio turnover rate	35%	70%	50%	44%	57%

Class A	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$68.25	$49.59	$61.69	$57.63	$36.29
Income (loss) from investment operations:
Net investment income (loss)[a]	(.36)	(.21)	(.21)	(.50)	(.39)
Net gain (loss) on investments (realized and unrealized)	4.35	18.87	(7.82)	7.93	24.34
Total from investment operations	3.99	18.66	(8.03)	7.43	23.95
Less distributions from:
Net realized gains	(5.95)	—	(4.07)	(3.37)	(2.61)
Total distributions	(5.95)	—	(4.07)	(3.37)	(2.61)
Net asset value, end of period	$66.29	$68.25	$49.59	$61.69	$57.63

Total Return[d]	4.89%	37.63%	(11.78%)	12.40%	66.37%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$102,393	$95,089	$64,133	$74,179	$69,808
Ratios to average net assets:
Net investment income (loss)	(0.50%)	(0.36%)	(0.43%)	(0.78%)	(0.75%)
Total expenses[b]	1.58%	1.59%	1.54%	1.50%	1.58%
Net expenses[c]	1.49%	1.51%	1.52%	1.49%	1.58%
Portfolio turnover rate	35%	70%	50%	44%	57%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 169

NASDAQ-100® FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class C	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$54.80	$40.11	$51.32	$48.76	$31.18
Income (loss) from investment operations:
Net investment income (loss)[a]	(.72)	(.52)	(.48)	(.82)	(.66)
Net gain (loss) on investments (realized and unrealized)	3.63	15.21	(6.66)	6.75	20.85
Total from investment operations	2.91	14.69	(7.14)	5.93	20.19
Less distributions from:
Net realized gains	(5.95)	—	(4.07)	(3.37)	(2.61)
Total distributions	(5.95)	—	(4.07)	(3.37)	(2.61)
Net asset value, end of period	$51.76	$54.80	$40.11	$51.32	$48.76

Total Return[d]	4.10%	36.62%	(12.45%)	11.57%	65.17%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$66,791	$81,249	$72,314	$106,419	$115,315
Ratios to average net assets:
Net investment income (loss)	(1.25%)	(1.12%)	(1.19%)	(1.53%)	(1.50%)
Total expenses[b]	2.33%	2.34%	2.29%	2.25%	2.33%
Net expenses[c]	2.24%	2.27%	2.27%	2.24%	2.33%
Portfolio turnover rate	35%	70%	50%	44%	57%

170 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NASDAQ-100® FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class H	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$68.24	$49.57	$61.67	$57.61	$36.28
Income (loss) from investment operations:
Net investment income (loss)[a]	(.36)	(.20)	(.21)	(.51)	(.38)
Net gain (loss) on investments (realized and unrealized)	4.34	18.87	(7.82)	7.94	24.32
Total from investment operations	3.98	18.67	(8.03)	7.43	23.94
Less distributions from:
Net realized gains	(5.95)	—	(4.07)	(3.37)	(2.61)
Total distributions	(5.95)	—	(4.07)	(3.37)	(2.61)
Net asset value, end of period	$66.27	$68.24	$49.57	$61.67	$57.61

Total Return	4.88%	37.66%	(11.77%)	12.41%	66.36%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$31,006	$36,854	$22,333	$28,879	$24,532
Ratios to average net assets:
Net investment income (loss)	(0.50%)	(0.35%)	(0.42%)	(0.79%)	(0.75%)
Total expenses[b]	1.58%	1.59%	1.54%	1.50%	1.59%
Net expenses[c]	1.49%	1.51%	1.52%	1.49%	1.59%
Portfolio turnover rate	35%	70%	50%	44%	57%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]	Does not include expenses of the underlying funds in which the Fund invests.
[c]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[d]	Total return does not reflect the impact of any applicable sales charges.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 171

SCHEDULE OF INVESTMENTS	March 31, 2025
INVERSE NASDAQ-100® STRATEGY FUND

	Shares	Value
MUTUAL FUNDS† - 17.6%
Guggenheim Strategy Fund II1	49,399	$1,228,068
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	87,169	874,301
Total Mutual Funds
(Cost $2,033,556)		2,102,369

	Face Amount
U.S. TREASURY BILLS†† - 39.4%
U.S. Treasury Bills
4.22% due 05/06/25[2]	$1,700,000	1,692,997
4.23% due 04/24/25[2]	1,300,000	1,296,483
4.26% due 04/03/25[2]	1,200,000	1,199,717
4.20% due 06/12/25[2,3]	450,000	446,229
4.08% due 04/08/25[2,4]	66,000	65,946
Total U.S. Treasury Bills
(Cost $4,701,406)		4,701,372

FEDERAL AGENCY DISCOUNT NOTES†† - 8.4%
Federal Home Loan Bank
4.22% due 04/10/25[2]	1,000,000	998,945
Total Federal Agency Discount Notes
(Cost $998,945)		998,945

REPURCHASE AGREEMENTS††,5 - 31.3%
J.P. Morgan Securities LLC issued 03/31/25 at 4.36% due 04/01/25[3]	2,117,649	2,117,649
BofA Securities, Inc. issued 03/31/25 at 4.35% due 04/01/25[3]	1,622,940	1,622,940
Total Repurchase Agreements
(Cost $3,740,589)		3,740,589

Total Investments - 96.7%
(Cost $11,474,496)		$11,543,275
Other Assets & Liabilities, net - 3.3%		398,583
Total Net Assets - 100.0%		$11,941,858

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Sold Short†
NASDAQ-100 Index Mini Futures Contracts	7	Jun 2025	$2,722,965	$83,747

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements Sold Short††
Barclays Bank plc	NASDAQ-100 Index	Receive	4.99% (SOFR + 0.65%)	At Maturity	06/26/25	215	$4,136,768	$137,025
Goldman Sachs International	NASDAQ-100 Index	Receive	4.73% (Federal Funds Rate + 0.40%)	At Maturity	06/25/25	127	2,455,168	89,516
BNP Paribas	NASDAQ-100 Index	Receive	4.83% (Federal Funds Rate + 0.50%)	At Maturity	06/26/25	136	2,615,733	86,637
							$9,207,669	$313,178

172 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	March 31, 2025
INVERSE NASDAQ-100® STRATEGY FUND

**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as equity index swap collateral at March 31, 2025.
[4]	All or a portion of this security is pledged as futures collateral at March 31, 2025.
[5]	Repurchase Agreements — See Note 6.
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$2,102,369	$—	$—	$2,102,369
U.S. Treasury Bills	—	4,701,372	—	4,701,372
Federal Agency Discount Notes	—	998,945	—	998,945
Repurchase Agreements	—	3,740,589	—	3,740,589
Equity Futures Contracts**	83,747	—	—	83,747
Equity Index Swap Agreements**	—	313,178	—	313,178
Total Assets	$2,186,116	$9,754,084	$—	$11,940,200

**	This derivative is reported as unrealized appreciation/depreciation at period end.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 173

SCHEDULE OF INVESTMENTS (concluded)	March 31, 2025
INVERSE NASDAQ-100® STRATEGY FUND

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short-term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2024 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000139834424022509/fp0090292-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the year ended March 31, 2025, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/24	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/25	Shares 03/31/25	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$1,215,224	$—	$—	$—	$12,844	$1,228,068	49,399	$69,032
Guggenheim Ultra Short Duration Fund — Institutional Class	863,841	—	—	—	10,460	874,301	87,169	43,434
	$2,079,065	$—	$—	$—	$23,304	$2,102,369		$112,466

174 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE NASDAQ-100® STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2025

Assets:
Investments in unaffiliated issuers, at value (cost $5,700,351)	$5,700,317
Investments in affiliated issuers, at value (cost $2,033,556)	2,102,369
Repurchase agreements, at value (cost $3,740,589)	3,740,589
Segregated cash with broker	89,063
Unrealized appreciation on OTC swap agreements	313,178
Receivables:
Fund shares sold	296,917
Dividends	8,384
Swap settlement	5,799
Variation margin on futures contracts	1,015
Interest	453
Total assets	12,258,084

Liabilities:
Segregated cash due to broker	90,000
Payable for:
Fund shares redeemed	192,320
Management fees	9,628
Transfer agent fees	5,746
Portfolio accounting and administration fees	572
Distribution and service fees	256
Trustees’ fees*	160
Miscellaneous	17,544
Total liabilities	316,226
Net assets	$11,941,858

Net assets consist of:
Paid in capital	$93,859,573
Total distributable earnings (loss)	(81,917,715)
Net assets	$11,941,858

Investor Class:
Net assets	$11,044,092
Capital shares outstanding	70,157
Net asset value per share	$157.42
Class A:
Net assets	$521,612
Capital shares outstanding	3,490
Net asset value per share	$149.46
Maximum offering price per share (Net asset value divided by 95.25%)	$156.91
Class C:
Net assets	$131,496
Capital shares outstanding	1,114
Net asset value per share	$118.04
Class H:
Net assets	$244,658
Capital shares outstanding	1,665
Net asset value per share	$146.94

STATEMENT OF OPERATIONS
Year Ended March 31, 2025

Investment Income:
Dividends from securities of affiliated issuers	$112,466
Interest	750,925
Total investment income	863,391

Expenses:
Management fees	153,011
Distribution and service fees:
Class A	1,614
Class C	2,353
Class H	1,000
Transfer agent fees	36,874
Portfolio accounting and administration fees	25,937
Registration fees	20,993
Interest expense	8,928
Professional fees	8,038
Custodian fees	2,214
Trustees’ fees*	1,906
Miscellaneous	7,791
Total expenses	270,659
Less:
Expenses reimbursed by Adviser	(17,004)
Expenses waived by Adviser	(2,171)
Total waived/reimbursed expenses	(19,175)
Net expenses	251,484
Net investment income	611,907

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	692
Swap agreements	(1,091,481)
Futures contracts	(319,815)
Net realized loss	(1,410,604)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(155)
Investments in affiliated issuers	23,304
Swap agreements	383,447
Futures contracts	98,494
Net change in unrealized appreciation (depreciation)	505,090
Net realized and unrealized loss	(905,514)
Net decrease in net assets resulting from operations	$(293,607)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 175

INVERSE NASDAQ-100® STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended March 31, 2025	Year Ended March 31, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment income	$611,907	$857,387
Net realized loss on investments	(1,410,604)	(7,363,158)
Net change in unrealized appreciation (depreciation) on investments	505,090	1,233,909
Net decrease in net assets resulting from operations	(293,607)	(5,271,862)

Distributions to shareholders:
Investor Class	(772,383)	(633,663)
Class A	(34,626)	(43,792)
Class C	(20,917)	(10,242)
Class H	(29,461)	(14,762)
Total distributions to shareholders	(857,387)	(702,459)

Capital share transactions:
Proceeds from sale of shares
Investor Class	51,947,510	64,417,535
Class A	617,988	3,458,929
Class C	644,819	737,897
Class H	2,556,464	8,247,456
Distributions reinvested
Investor Class	764,080	625,369
Class A	34,626	43,782
Class C	20,917	10,242
Class H	29,461	14,762
Cost of shares redeemed
Investor Class	(56,225,503)	(73,872,760)
Class A	(915,168)	(3,531,658)
Class C	(668,903)	(563,509)
Class H	(2,608,849)	(8,405,636)
Net decrease from capital share transactions	(3,802,558)	(8,817,591)
Net decrease in net assets	(4,953,552)	(14,791,912)

Net assets:
Beginning of year	16,895,410	31,687,322
End of year	$11,941,858	$16,895,410

Capital share activity*:
Shares sold
Investor Class	2,707,794	319,371
Class A	40,298	16,798
Class C	44,377	4,496
Class H	150,444	42,712
Shares issued from reinvestment of distributions
Investor Class	54,773	3,382
Class A	2,611	248
Class C	1,994	72
Class H	2,261	85
Shares redeemed
Investor Class	(3,613,795)	(359,730)
Class A	(91,252)	(17,795)
Class C	(57,529)	(3,561)
Class H	(171,977)	(43,340)
Net decrease in shares	(930,001)	(37,262)

*	Reverse share split — Capital share activity has been restated to reflect a 1:10 reverse share split effective February 24, 2025. See Note 11 in the Notes to Financial Statements.

176 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE NASDAQ-100® STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Investor Class	Year Ended March 31, 2025[f]	Year Ended March 31, 2024[f]	Year Ended March 31, 2023[f]	Year Ended March 31, 2022[f]	Year Ended March 31, 2021[f]
Per Share Data
Net asset value, beginning of period	$168.96	$230.51	$217.26	$261.66	$476.50
Income (loss) from investment operations:
Net investment income (loss)[a]	5.77	8.10	4.00	(2.80)	(4.00)
Net gain (loss) on investments (realized and unrealized)	(9.16)	(60.95)	9.25 [e]	(41.60)	(210.54)
Total from investment operations	(3.39)	(52.85)	13.25	(44.40)	(214.54)
Less distributions from:
Net investment income	(8.15)	(8.70)	—	—	(.30)
Total distributions	(8.15)	(8.70)	—	—	(.30)
Net asset value, end of period	$157.42	$168.96	$230.51	$217.26	$261.66

Total Return	(1.41%)	(23.27%)	6.07%	(16.97%)	(45.03%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$11,044	$15,568	$29,762	$14,902	$26,018
Ratios to average net assets:
Net investment income (loss)	3.68%	4.04%	1.55%	(1.22%)	(1.28%)
Total expenses[b]	1.52%	1.54%	1.59%	1.46%	1.54%
Net expenses[c]	1.41%	1.45%	1.55%	1.44%	1.52%
Portfolio turnover rate	—	—	—	23%	37%

Class A	Year Ended March 31, 2025[f]	Year Ended March 31, 2024[f]	Year Ended March 31, 2023[f]	Year Ended March 31, 2022[f]	Year Ended March 31, 2021[f]
Per Share Data
Net asset value, beginning of period	$161.23	$220.99	$208.82	$252.17	$460.40
Income (loss) from investment operations:
Net investment income (loss)[a]	5.14	7.40	3.30	(3.10)	(4.50)
Net gain (loss) on investments (realized and unrealized)	(8.76)	(58.46)	8.87 [e]	(40.25)	(203.43)
Total from investment operations	(3.62)	(51.06)	12.17	(43.35)	(207.93)
Less distributions from:
Net investment income	(8.15)	(8.70)	—	—	(.30)
Total distributions	(8.15)	(8.70)	—	—	(.30)
Net asset value, end of period	$149.46	$161.23	$220.99	$208.82	$252.17

Total Return[d]	(1.59%)	(23.51%)	5.84%	(17.21%)	(45.17%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$522	$836	$1,311	$1,885	$1,489
Ratios to average net assets:
Net investment income (loss)	3.44%	3.80%	1.35%	(1.41%)	(1.51%)
Total expenses[b]	1.76%	1.78%	1.82%	1.70%	1.78%
Net expenses[c]	1.65%	1.69%	1.78%	1.68%	1.76%
Portfolio turnover rate	—	—	—	23%	37%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 177

INVERSE NASDAQ-100® STRATEGY FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class C	Year Ended March 31, 2025[f]	Year Ended March 31, 2024[f]	Year Ended March 31, 2023[f]	Year Ended March 31, 2022[f]	Year Ended March 31, 2021[f]
Per Share Data
Net asset value, beginning of period	$130.31	$181.92	$173.13	$210.72	$387.64
Income (loss) from investment operations:
Net investment income (loss)[a]	3.20	4.80	(2.40)	(3.80)	(6.00)
Net gain (loss) on investments (realized and unrealized)	(7.32)	(47.71)	11.19 [e]	(33.79)	(170.62)
Total from investment operations	(4.12)	(42.91)	8.79	(37.59)	(176.62)
Less distributions from:
Net investment income	(8.15)	(8.70)	—	—	(.30)
Total distributions	(8.15)	(8.70)	—	—	(.30)
Net asset value, end of period	$118.04	$130.31	$181.92	$173.13	$210.72

Total Return[d]	(2.36%)	(24.06%)	5.08%	(17.85%)	(45.58%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$131	$160	$40	$707	$73
Ratios to average net assets:
Net investment income (loss)	2.69%	3.10%	(1.22%)	(2.16%)	(2.26%)
Total expenses[b]	2.49%	2.55%	2.56%	2.45%	2.55%
Net expenses[c]	2.38%	2.46%	2.55%	2.43%	2.54%
Portfolio turnover rate	—	—	—	23%	37%

178 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE NASDAQ-100® STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class H	Year Ended March 31, 2025[f]	Year Ended March 31, 2024[f]	Year Ended March 31, 2023[f]	Year Ended March 31, 2022[f]	Year Ended March 31, 2021[f]
Per Share Data
Net asset value, beginning of period	$158.67	$217.68	$205.68	$248.31	$453.58
Income (loss) from investment operations:
Net investment income (loss)[a]	5.15	7.10	.90	(3.20)	(4.60)
Net gain (loss) on investments (realized and unrealized)	(8.73)	(57.41)	11.10 [e]	(39.43)	(200.37)
Total from investment operations	(3.58)	(50.31)	12.00	(42.63)	(204.97)
Less distributions from:
Net investment income	(8.15)	(8.70)	—	—	(.30)
Total distributions	(8.15)	(8.70)	—	—	(.30)
Net asset value, end of period	$146.94	$158.67	$217.68	$205.68	$248.31

Total Return	(1.66%)	(23.41%)	5.83%	(17.16%)	(45.21%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$245	$332	$574	$2,567	$337
Ratios to average net assets:
Net investment income (loss)	3.48%	3.79%	0.39%	(1.49%)	(1.51%)
Total expenses[b]	1.79%	1.80%	1.83%	1.72%	1.79%
Net expenses[c]	1.67%	1.71%	1.80%	1.71%	1.78%
Portfolio turnover rate	—	—	—	23%	37%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]	Does not include expenses of the underlying funds in which the Fund invests.
[c]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[d]	Total return does not reflect the impact of any applicable sales charges.
[e]

The amount shown for a share outstanding throughout the period does not agree with the aggregate net loss on investments for the year because of the sales and purchases of fund shares in relation to fluctuating market value of the investments of the Fund.

[f]	Reverse share split – Per share amounts have been restated to reflect a 1:10 reverse share split effective February 24, 2025. See Note 11 in the Notes to Financial Statements.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 179

SCHEDULE OF INVESTMENTS	March 31, 2025
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value
COMMON STOCKS† - 63.7%

Financial - 16.6%
FTAI Aviation Ltd.	140	$15,544
SouthState Corp.	135	12,531
Mr Cooper Group, Inc.*	87	10,405
UMB Financial Corp.	95	9,604
Old National Bancorp	434	9,196
Terreno Realty Corp. REIT	137	8,661
Jackson Financial, Inc. — Class A	102	8,546
Essent Group Ltd.	144	8,312
Hamilton Lane, Inc. — Class A	55	8,177
Essential Properties Realty Trust, Inc. REIT	241	7,866
Selective Insurance Group, Inc.	84	7,689
Cadence Bank	252	7,651
CareTrust REIT, Inc.	262	7,488
Ryman Hospitality Properties, Inc. REIT	81	7,407
Home BancShares, Inc.	256	7,237
Glacier Bancorp, Inc.	157	6,943
Radian Group, Inc.	208	6,878
Kite Realty Group Trust REIT	300	6,711
Independence Realty Trust, Inc. REIT	312	6,624
First Financial Bankshares, Inc.	180	6,466
American Healthcare REIT, Inc.	209	6,333
United Bankshares, Inc.	182	6,310
Hancock Whitney Corp.	120	6,294
Phillips Edison & Company, Inc. REIT	169	6,167
Enstar Group Ltd.*	18	5,983
Macerich Co. REIT	347	5,958
Piper Sandler Cos.	24	5,944
CNO Financial Group, Inc.	142	5,914
Valley National Bancorp	655	5,823
ServisFirst Bancshares, Inc.	70	5,782
Sabra Health Care REIT, Inc.	326	5,695
Moelis & Co. — Class A	97	5,661
SL Green Realty Corp. REIT	98	5,655
MARA Holdings, Inc.*	474	5,451
Ameris Bancorp	92	5,296
Associated Banc-Corp.	226	5,092
Tanger, Inc. REIT	148	5,001
Upstart Holdings, Inc.*	108	4,971
PotlatchDeltic Corp. REIT	110	4,963
Axos Financial, Inc.*	75	4,839
Blackstone Mortgage Trust, Inc. — Class A REIT	240	4,800
Palomar Holdings, Inc.*	35	4,798
Texas Capital Bancshares, Inc.*	64	4,781
International Bancshares Corp.	75	4,729
StepStone Group, Inc. — Class A	90	4,701
StoneX Group, Inc.*	62	4,697
United Community Banks, Inc.	166	4,670
HA Sustainable Infrastructure Capital, Inc.	159	4,649
BGC Group, Inc. — Class A	494	4,530
Fulton Financial Corp.	250	4,522
National Health Investors, Inc. REIT	61	4,506
Compass, Inc. — Class A*	512	4,470
Broadstone Net Lease, Inc. REIT	260	4,430
PJT Partners, Inc. — Class A	32	4,412
Eastern Bankshares, Inc.	266	4,362
First BanCorp	223	4,275
COPT Defense Properties REIT	156	4,254
Genworth Financial, Inc. — Class A*	593	4,204
WSFS Financial Corp.	81	4,201
Baldwin Insurance Group, Inc. — Class A*	92	4,112
Community Financial System, Inc.	72	4,094
Flagstar Financial, Inc.	350	4,067
Apple Hospitality REIT, Inc.	315	4,067
Cathay General Bancorp	94	4,045
Atlantic Union Bankshares Corp.	126	3,924
NMI Holdings, Inc. — Class A*	108	3,893
Walker & Dunlop, Inc.	45	3,841
Four Corners Property Trust, Inc. REIT	133	3,817
McGrath RentCorp	34	3,788
Bank of Hawaii Corp.	54	3,724
WesBanco, Inc.	120	3,715
PennyMac Financial Services, Inc.	37	3,704
Independent Bank Corp.	59	3,696
Goosehead Insurance, Inc. — Class A	31	3,660
Burford Capital Ltd.	277	3,659
Douglas Emmett, Inc. REIT	222	3,552
BankUnited, Inc.	103	3,547
Simmons First National Corp. — Class A	171	3,511
LXP Industrial Trust REIT	401	3,469
Bread Financial Holdings, Inc.	69	3,455
Artisan Partners Asset Management, Inc. — Class A	88	3,441
Bancorp, Inc.*	64	3,382
Enova International, Inc.*	35	3,380
CVB Financial Corp.	183	3,378
TowneBank	98	3,351
Acadia Realty Trust REIT	159	3,331
Victory Capital Holdings, Inc. — Class A	57	3,299
Urban Edge Properties REIT	173	3,287
First Merchants Corp.	81	3,276
First Financial Bancorp	131	3,272
Outfront Media, Inc. REIT	201	3,244
Cushman & Wakefield plc*	316	3,230
WaFd, Inc.	112	3,201
Curbline Properties Corp. REIT	132	3,193
InvenTrust Properties Corp. REIT	107	3,143
First Interstate BancSystem, Inc. — Class A	109	3,123
Riot Platforms, Inc.*	433	3,083
BancFirst Corp.	28	3,076
Seacoast Banking Corporation of Florida	119	3,062
Banner Corp.	48	3,061
Cohen & Steers, Inc.	38	3,049
Park National Corp.	20	3,028
Arbor Realty Trust, Inc. REIT	254	2,985
Provident Financial Services, Inc.	173	2,970
Renasant Corp.	86	2,918
Trustmark Corp.	84	2,897
Pacific Premier Bancorp, Inc.	133	2,836
Skyward Specialty Insurance Group, Inc.*	52	2,752

180 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	March 31, 2025
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value
NBT Bancorp, Inc.	64	$2,746
Enterprise Financial Services Corp.	51	2,741
Stewart Information Services Corp.	38	2,711
Banc of California, Inc.	191	2,710
Sunstone Hotel Investors, Inc. REIT	281	2,644
Cleanspark, Inc.*,1	384	2,580
First Busey Corp.	117	2,527
OFG Bancorp	63	2,521
Stock Yards Bancorp, Inc.	36	2,486
Pathward Financial, Inc.	34	2,480
Farmer Mac — Class C	13	2,438
Horace Mann Educators Corp.	57	2,436
Bank of NT Butterfield & Son Ltd.	62	2,413
City Holding Co.	20	2,349
St. Joe Co.	50	2,347
FB Financial Corp.	49	2,272
Lemonade, Inc.*	72	2,263
First Bancorp	56	2,248
DiamondRock Hospitality Co. REIT	289	2,231
SiriusPoint Ltd.*	129	2,230
Newmark Group, Inc. — Class A	183	2,227
Global Net Lease, Inc. REIT	277	2,227
Nelnet, Inc. — Class A	20	2,219
LTC Properties, Inc. REIT	62	2,198
First Commonwealth Financial Corp.	139	2,160
Getty Realty Corp. REIT	69	2,151
Mercury General Corp.	38	2,124
Elme Communities REIT	122	2,123
Northwest Bancshares, Inc.	176	2,115
Innovative Industrial Properties, Inc. REIT	39	2,110
Lakeland Financial Corp.	35	2,080
Nicolet Bankshares, Inc.	19	2,070
Customers Bancorp, Inc.*	41	2,058
Pagseguro Digital Ltd. — Class A*	260	1,984
Hilltop Holdings, Inc.	65	1,979
S&T Bancorp, Inc.	53	1,964
National Bank Holdings Corp. — Class A	51	1,952
Two Harbors Investment Corp. REIT	144	1,924
Stellar Bancorp, Inc.	68	1,881
Veris Residential, Inc. REIT	111	1,878
UMH Properties, Inc. REIT	99	1,851
Apollo Commercial Real Estate Finance, Inc. REIT	193	1,847
Veritex Holdings, Inc.	73	1,823
Westamerica BanCorp	36	1,823
JBG SMITH Properties REIT	113	1,820
NETSTREIT Corp.	114	1,807
Ladder Capital Corp. — Class A REIT	158	1,803
Triumph Financial, Inc.*	31	1,792
HCI Group, Inc.	12	1,791
Core Scientific, Inc.*	246	1,781
Employers Holdings, Inc.	35	1,772
TriCo Bancshares	44	1,759
PennyMac Mortgage Investment Trust REIT	120	1,758
Alexander & Baldwin, Inc. REIT	101	1,740
Compass Diversified Holdings	93	1,736
Trupanion, Inc.*	46	1,714
WisdomTree, Inc.	192	1,713
Sandy Spring Bancorp, Inc.	61	1,705
Apartment Investment and Management Co. — Class A REIT	193	1,698
Hope Bancorp, Inc.	162	1,696
Uniti Group, Inc. REIT	335	1,688
Pebblebrook Hotel Trust REIT	165	1,671
Xenia Hotels & Resorts, Inc. REIT	142	1,670
RLJ Lodging Trust REIT	210	1,657
QCR Holdings, Inc.	23	1,640
ProAssurance Corp.*	70	1,635
Ellington Financial, Inc. REIT	122	1,618
Root, Inc. — Class A*	12	1,601
Safety Insurance Group, Inc.	20	1,578
LendingClub Corp.*	152	1,569
Berkshire Hills Bancorp, Inc.	60	1,565
Redfin Corp.*	169	1,556
1st Source Corp.	26	1,555
Virtus Investment Partners, Inc.	9	1,551
German American Bancorp, Inc.	41	1,537
Coastal Financial Corp.*	17	1,537
Dynex Capital, Inc. REIT	117	1,523
Centerspace REIT	23	1,489
Empire State Realty Trust, Inc. — Class A REIT	188	1,470
Franklin BSP Realty Trust, Inc. REIT	114	1,452
Dime Community Bancshares, Inc.	52	1,450
MFA Financial, Inc. REIT	141	1,447
Easterly Government Properties, Inc. REIT	136	1,442
Chimera Investment Corp. REIT	112	1,437
Cannae Holdings, Inc.	78	1,430
Peoples Bancorp, Inc.	48	1,424
Preferred Bank/Los Angeles CA	17	1,422
Origin Bancorp, Inc.	41	1,421
First Bancshares, Inc.	42	1,420
Enact Holdings, Inc.	40	1,390
AMERISAFE, Inc.	26	1,366
OceanFirst Financial Corp.	80	1,361
Kennedy-Wilson Holdings, Inc.	156	1,354
Brookline Bancorp, Inc.	124	1,352
American Assets Trust, Inc. REIT	67	1,349
Safehold, Inc. REIT	72	1,348
Perella Weinberg Partners	72	1,325
ARMOUR Residential REIT, Inc.	77	1,317
Bank First Corp.	13	1,310
Navient Corp.	103	1,301
Hut 8 Corp.*	111	1,290
Live Oak Bancshares, Inc.	48	1,280
Piedmont Office Realty Trust, Inc. — Class A REIT	171	1,260
NexPoint Residential Trust, Inc. REIT	31	1,225
ConnectOne Bancorp, Inc.	50	1,215
Southside Bancshares, Inc.	41	1,187
Byline Bancorp, Inc.	45	1,177
Encore Capital Group, Inc.*	34	1,165

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 181

SCHEDULE OF INVESTMENTS (continued)	March 31, 2025
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value
First Mid Bancshares, Inc.	33	$1,152
Fidelis Insurance Holdings Ltd.	71	1,150
Heritage Financial Corp.	47	1,144
Ready Capital Corp. REIT[1]	224	1,140
Hamilton Insurance Group Ltd. — Class B*	55	1,140
Marcus & Millichap, Inc.	33	1,137
Univest Financial Corp.	40	1,134
Tompkins Financial Corp.	18	1,134
Redwood Trust, Inc. REIT	184	1,117
PRA Group, Inc.*	54	1,113
Community Trust Bancorp, Inc.	22	1,108
eXp World Holdings, Inc.	113	1,105
Paramount Group, Inc. REIT	255	1,097
Burke & Herbert Financial Services Corp.	19	1,066
Central Pacific Financial Corp.	39	1,055
Old Second Bancorp, Inc.	63	1,048
Brandywine Realty Trust REIT	234	1,044
Terawulf, Inc.*	372	1,016
NB Bancorp, Inc.*	56	1,012
Brookfield Business Corp. — Class A	38	1,011
Mercantile Bank Corp.	23	999
Hanmi Financial Corp.	44	997
Whitestone REIT — Class B	68	991
BrightSpire Capital, Inc. REIT	178	990
Acadian Asset Management, Inc.	38	983
Amerant Bancorp, Inc.	47	970
Capitol Federal Financial, Inc.	173	969
Horizon Bancorp, Inc.	63	950
Plymouth Industrial REIT, Inc.	58	945
F&G Annuities & Life, Inc.	26	937
Merchants Bancorp	25	925
Northeast Bank	10	915
Dave, Inc.*	11	909
Equity Bancshares, Inc. — Class A	23	906
First Community Bankshares, Inc.	24	905
Eagle Bancorp, Inc.	43	903
Bowhead Specialty Holdings, Inc.*	22	894
Independent Bank Corp.	29	893
Tiptree, Inc. — Class A	37	891
KKR Real Estate Finance Trust, Inc. REIT	82	886
SITE Centers Corp. REIT	68	873
Patria Investments Ltd. — Class A	77	869
Gladstone Commercial Corp. REIT	58	869
United Fire Group, Inc.	29	854
Business First Bancshares, Inc.	35	852
Metropolitan Bank Holding Corp.*	15	840
Heritage Commerce Corp.	87	828
Armada Hoffler Properties, Inc. REIT	110	826
New York Mortgage Trust, Inc. REIT	127	824
Orchid Island Capital, Inc. REIT	109	820
Camden National Corp.	20	809
Washington Trust Bancorp, Inc.	26	802
CBL & Associates Properties, Inc. REIT	30	797
TrustCo Bank Corporation NY	26	792
Summit Hotel Properties, Inc. REIT	145	784
First Financial Corp.	16	784
Universal Insurance Holdings, Inc.	33	782
GCM Grosvenor, Inc. — Class A	59	781
Orrstown Financial Services, Inc.	26	780
CTO Realty Growth, Inc. REIT	40	772
Republic Bancorp, Inc. — Class A	12	766
Global Medical REIT, Inc.	87	761
Esquire Financial Holdings, Inc.	10	754
Amalgamated Financial Corp.	26	747
Metrocity Bankshares, Inc.	27	744
Universal Health Realty Income Trust REIT	18	737
Diversified Healthcare Trust REIT	301	722
HomeTrust Bancshares, Inc.	21	720
Hippo Holdings, Inc.*	28	716
SmartFinancial, Inc.	23	715
LendingTree, Inc.*	14	704
Farmland Partners, Inc. REIT	63	702
Farmers National Banc Corp.	53	692
NET Lease Office Properties REIT*	22	690
Capital City Bank Group, Inc.	19	683
Peapack-Gladstone Financial Corp.	24	682
P10, Inc. — Class A	58	682
MidWestOne Financial Group, Inc.	23	681
Southern Missouri Bancorp, Inc.	13	676
Financial Institutions, Inc.	27	674
Community Healthcare Trust, Inc. REIT	37	672
Invesco Mortgage Capital, Inc. REIT	85	671
TPG RE Finance Trust, Inc. REIT	82	668
Peakstone Realty Trust REIT	53	668
Great Southern Bancorp, Inc.	12	664
Cipher Mining, Inc.*	282	649
FTAI Infrastructure, Inc.	142	643
Five Star Bancorp	23	639
World Acceptance Corp.*	5	633
One Liberty Properties, Inc. REIT	24	631
Alexander’s, Inc. REIT	3	628
Selectquote, Inc.*	187	625
CNB Financial Corp.	28	623
Bar Harbor Bankshares	21	619
Columbia Financial, Inc.*	41	615
Arrow Financial Corp.	23	605
South Plains Financial, Inc.	18	596
Shore Bancshares, Inc.	44	596
Service Properties Trust REIT	228	595
Alerus Financial Corp.	32	591
Northrim BanCorp, Inc.	8	586
Northfield Bancorp, Inc.	53	578
Peoples Financial Services Corp.	13	578
FRP Holdings, Inc.*	20	571
Diamond Hill Investment Group, Inc.	4	571
Mid Penn Bancorp, Inc.	22	570
Real Brokerage, Inc.*	138	560
Hudson Pacific Properties, Inc. REIT	189	558
Greenlight Capital Re Ltd. — Class A*	41	556
Ambac Financial Group, Inc.*	63	551
Carter Bankshares, Inc.*	34	550

182 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	March 31, 2025
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value
HarborOne Bancorp, Inc.	53	$550
Enterprise Bancorp, Inc.	14	545
Saul Centers, Inc. REIT	15	541
Third Coast Bancshares, Inc.*	16	534
Flushing Financial Corp.	42	533
International Money Express, Inc.*	42	530
Bank of Marin Bancorp	24	530
First Business Financial Services, Inc.	11	519
Gladstone Land Corp. REIT	49	516
Chatham Lodging Trust REIT	71	506
Sierra Bancorp	18	502
Kearny Financial Corp.	80	501
Midland States Bancorp, Inc.	29	496
ACNB Corp.	12	494
Investors Title Co.	2	482
Community West Bancshares	26	480
Guaranty Bancshares, Inc.	12	480
Heritage Insurance Holdings, Inc.*	33	476
Hingham Institution For Savings	2	476
California BanCorp*	33	473
Southern States Bancshares, Inc.	13	465
First Bank/Hamilton NJ	31	459
First Foundation, Inc.	88	457
Anywhere Real Estate, Inc.*	136	453
Donegal Group, Inc. — Class A	23	452
Home Bancorp, Inc.	10	448
Unity Bancorp, Inc.	11	448
Claros Mortgage Trust, Inc. REIT	120	448
NerdWallet, Inc. — Class A*	49	443
Citizens & Northern Corp.	22	443
West BanCorp, Inc.	22	439
Farmers & Merchants Bancorp Incorporated/Archbold OH	18	430
Civista Bancshares, Inc.	22	430
Legacy Housing Corp.*	17	429
Postal Realty Trust, Inc. — Class A REIT	30	428
HBT Financial, Inc.	19	426
Northeast Community Bancorp, Inc.	18	422
American Coastal Insurance Corp.	36	417
Atlanticus Holdings Corp.*	8	409
NewtekOne, Inc.	34	407
First Bancorp, Inc.	16	396
Southern First Bancshares, Inc.*	12	395
Bridgewater Bancshares, Inc.*	28	389
Colony Bankcorp, Inc.	24	388
RMR Group, Inc. — Class A	23	383
FS Bancorp, Inc.	10	380
RBB Bancorp	23	379
BayCom Corp.	15	378
Orange County Bancorp, Inc.	16	374
First of Long Island Corp.	30	371
Capital Bancorp, Inc.	13	368
Red River Bancshares, Inc.	7	362
Regional Management Corp.	12	361
Ares Commercial Real Estate Corp. REIT	78	361
Ponce Financial Group, Inc.*	28	355
Chicago Atlantic Real Estate Finance, Inc. REIT	24	353
Bit Digital, Inc.*	173	349
Citizens Financial Services, Inc.	6	348
First Internet Bancorp	13	348
Plumas Bancorp	8	346
Timberland Bancorp, Inc.	11	332
HomeStreet, Inc.*	28	329
MBIA, Inc.*	65	324
Industrial Logistics Properties Trust REIT	94	323
Waterstone Financial, Inc.	24	323
ChoiceOne Financial Services, Inc.	11	316
Blue Foundry Bancorp*	33	304
PCB Bancorp	16	299
City Office REIT, Inc.	57	296
MVB Financial Corp.	17	294
AG Mortgage Investment Trust, Inc. REIT	40	292
Fidelity D&D Bancorp, Inc.	7	291
Onity Group, Inc.*	9	291
Norwood Financial Corp.	12	290
BRT Apartments Corp. REIT	17	289
Alpine Income Property Trust, Inc. REIT	17	284
Primis Financial Corp.	29	283
Parke Bancorp, Inc.	15	283
John Marshall Bancorp, Inc.	17	281
Middlefield Banc Corp.	10	280
Oak Valley Bancorp	11	275
Bankwell Financial Group, Inc.	9	272
LCNB Corp.	18	266
Investar Holding Corp.	15	264
Provident Bancorp, Inc.*	23	264
Medallion Financial Corp.	30	261
USCB Financial Holdings, Inc.	14	260
FrontView REIT, Inc.	20	256
Virginia National Bankshares Corp.	7	253
Crawford & Co. — Class A	22	251
Princeton Bancorp, Inc.	8	244
Velocity Financial, Inc.*	13	243
FVCBankcorp, Inc.*	23	243
Franklin Street Properties Corp. REIT	136	242
OppFi, Inc.	26	242
Greene County Bancorp, Inc.	10	241
Chemung Financial Corp.	5	238
First Western Financial, Inc.*	12	236
Sky Harbour Group Corp.*	18	234
Bank7 Corp.	6	232
Braemar Hotels & Resorts, Inc. REIT	92	229
Ames National Corp.	13	228
BCB Bancorp, Inc.	23	227
First Financial Northwest, Inc.	10	227
ESSA Bancorp, Inc.	12	226
Seven Hills Realty Trust REIT	18	225
RE/MAX Holdings, Inc. — Class A*	26	218
LINKBANCORP, Inc.	32	217
National Bankshares, Inc.	8	213

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 183

SCHEDULE OF INVESTMENTS (continued)	March 31, 2025
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value
Silvercrest Asset Management Group, Inc. — Class A	13	$213
Maui Land & Pineapple Company, Inc.*	12	211
James River Group Holdings Ltd.	49	206
NexPoint Diversified Real Estate Trust REIT	53	203
Peoples Bancorp of North Carolina, Inc.	7	191
Pioneer Bancorp, Inc.*	16	187
Granite Point Mortgage Trust, Inc. REIT	72	187
Nexpoint Real Estate Finance, Inc. REIT	12	184
Orion Properties, Inc. REIT	83	178
Angel Oak Mortgage REIT, Inc.	18	172
Sunrise Realty Trust, Inc. REIT	15	166
Stratus Properties, Inc.*	9	160
Kingsway Financial Services, Inc.*	20	158
NI Holdings, Inc.*	11	157
Star Holdings*	18	153
AlTi Global, Inc.*	47	143
Advanced Flower Capital, Inc. REIT	25	139
Consumer Portfolio Services, Inc.*	13	113
B Riley Financial, Inc.	29	112
Strawberry Fields REIT, Inc.	9	107
Paysign, Inc.*	48	102
Forge Global Holdings, Inc.*	160	90
SWK Holdings Corp.*	5	87
GoHealth, Inc. — Class A*	6	74
Maiden Holdings Ltd.*	124	71
Clipper Realty, Inc. REIT	18	69
Resolute Holdings Management, Inc.*	2	63
Roadzen, Inc.*	57	59
Transcontinental Realty Investors, Inc.*	2	56
Offerpad Solutions, Inc.*	14	23
American Realty Investors, Inc.*	2	22
Total Financial		865,415

Consumer, Non-cyclical - 15.0%
Sprouts Farmers Market, Inc.*	139	21,217
Insmed, Inc.*	240	18,310
Corcept Therapeutics, Inc.*	112	12,793
Halozyme Therapeutics, Inc.*	172	10,975
HealthEquity, Inc.*	118	10,428
Ensign Group, Inc.	76	9,834
Primo Brands Corp. — Class A	277	9,831
Lantheus Holdings, Inc.*	95	9,272
Revolution Medicines, Inc.*	237	8,380
Merit Medical Systems, Inc.*	79	8,351
Madrigal Pharmaceuticals, Inc.*	25	8,281
Option Care Health, Inc.*	236	8,248
Blueprint Medicines Corp.*	87	7,700
TG Therapeutics, Inc.*	193	7,610
Stride, Inc.*	59	7,464
Alkermes plc*	221	7,297
Guardant Health, Inc.*	166	7,072
Bridgebio Pharma, Inc.*	196	6,776
Glaukos Corp.*	67	6,594
Vaxcyte, Inc.*	171	6,457
ADMA Biologics, Inc.*	319	6,329
Cytokinetics, Inc.*	157	6,310
Krystal Biotech, Inc.*	34	6,130
Axsome Therapeutics, Inc.*	51	5,948
Prestige Consumer Healthcare, Inc.*	69	5,932
Integer Holdings Corp.*	46	5,428
PTC Therapeutics, Inc.*	106	5,402
Brink’s Co.	61	5,256
Herc Holdings, Inc.	39	5,237
Adtalem Global Education, Inc.*	52	5,233
GEO Group, Inc.*	175	5,112
Verra Mobility Corp.*	227	5,110
Cal-Maine Foods, Inc.	56	5,090
CBIZ, Inc.*	67	5,083
Korn Ferry	72	4,884
Lancaster Colony Corp.	27	4,725
Avidity Biosciences, Inc.*	158	4,664
WD-40 Co.	19	4,636
RadNet, Inc.*	92	4,574
iRhythm Technologies, Inc.*	43	4,501
Insperity, Inc.	50	4,462
Haemonetics Corp.*	69	4,385
Simply Good Foods Co.*	127	4,380
Remitly Global, Inc.*	205	4,264
SpringWorks Therapeutics, Inc.*	96	4,236
Akero Therapeutics, Inc.*	104	4,210
ICU Medical, Inc.*	30	4,166
CorVel Corp.*	37	4,143
StoneCo Ltd. — Class A*	395	4,140
Crinetics Pharmaceuticals, Inc.*	123	4,125
ABM Industries, Inc.	87	4,120
Rhythm Pharmaceuticals, Inc.*	76	4,026
Protagonist Therapeutics, Inc.*	81	3,917
Arcellx, Inc.*	59	3,870
Graham Holdings Co. — Class B	4	3,843
Catalyst Pharmaceuticals, Inc.*	154	3,734
Oscar Health, Inc. — Class A*	284	3,723
Laureate Education, Inc. — Class A*	179	3,661
Alarm.com Holdings, Inc.*	65	3,617
Scholar Rock Holding Corp.*	112	3,601
PROCEPT BioRobotics Corp.*	61	3,554
TriNet Group, Inc.	44	3,487
Alight, Inc. — Class A	584	3,463
Huron Consulting Group, Inc.*	24	3,443
Nuvalent, Inc. — Class A*	48	3,404
Patterson Companies, Inc.	108	3,374
Amicus Therapeutics, Inc.*	405	3,305
Concentra Group Holdings Parent, Inc.	151	3,277
EVERTEC, Inc.	89	3,273
Veracyte, Inc.*	106	3,143
Twist Bioscience Corp.*	80	3,141
CoreCivic, Inc.*	152	3,084
Vericel Corp.*	68	3,034
TransMedics Group, Inc.*	45	3,028
LivaNova plc*	76	2,985
Inter Parfums, Inc.	25	2,847
Biohaven Ltd.*	118	2,837
ACADIA Pharmaceuticals, Inc.*	167	2,774

184 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	March 31, 2025
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value
J & J Snack Foods Corp.	21	$2,766
Payoneer Global, Inc.*	377	2,756
Marqeta, Inc. — Class A*	653	2,690
Tarsus Pharmaceuticals, Inc.*	52	2,671
Chefs’ Warehouse, Inc.*	49	2,669
Novocure Ltd.*	149	2,655
Neogen Corp.*	301	2,610
Strategic Education, Inc.	31	2,603
CONMED Corp.	43	2,597
Surgery Partners, Inc.*	108	2,565
Ligand Pharmaceuticals, Inc. — Class B*	24	2,523
Soleno Therapeutics, Inc.*	35	2,501
Beam Therapeutics, Inc.*	128	2,500
Select Medical Holdings Corp.	149	2,488
Mirum Pharmaceuticals, Inc.*	55	2,478
John Wiley & Sons, Inc. — Class A	55	2,451
Summit Therapeutics, Inc.*	126	2,431
LiveRamp Holdings, Inc.*	91	2,379
Addus HomeCare Corp.*	24	2,373
Dynavax Technologies Corp.*	182	2,361
Denali Therapeutics, Inc.*	173	2,352
LeMaitre Vascular, Inc.	28	2,349
Central Garden & Pet Co. — Class A*	71	2,324
Progyny, Inc.*	104	2,323
Arcutis Biotherapeutics, Inc.*	148	2,315
Agios Pharmaceuticals, Inc.*	79	2,315
Supernus Pharmaceuticals, Inc.*	70	2,292
Perdoceo Education Corp.	91	2,291
United Natural Foods, Inc.*	82	2,246
Edgewise Therapeutics, Inc.*	102	2,244
ICF International, Inc.	26	2,209
Omnicell, Inc.*	63	2,202
BioCryst Pharmaceuticals, Inc.*	286	2,145
AtriCure, Inc.*	66	2,129
Arrowhead Pharmaceuticals, Inc.*	165	2,102
Travere Therapeutics, Inc.*	117	2,097
Edgewell Personal Care Co.	67	2,091
Integra LifeSciences Holdings Corp.*	95	2,089
UFP Technologies, Inc.*	10	2,017
Andersons, Inc.	46	1,975
Apogee Therapeutics, Inc.*	52	1,943
Universal Corp.	34	1,906
Ideaya Biosciences, Inc.*	116	1,900
Teladoc Health, Inc.*	237	1,887
MannKind Corp.*	371	1,866
Astrana Health, Inc.*	60	1,861
Recursion Pharmaceuticals, Inc. — Class A*,1	348	1,841
agilon health, Inc.*	425	1,840
CG oncology, Inc.*	75	1,837
Amneal Pharmaceuticals, Inc.*	219	1,835
WK Kellogg Co.	91	1,814
Upbound Group, Inc.	75	1,797
Kymera Therapeutics, Inc.*	65	1,779
Weis Markets, Inc.	23	1,772
TreeHouse Foods, Inc.*	65	1,761
Harmony Biosciences Holdings, Inc.*	53	1,759
ANI Pharmaceuticals, Inc.*	26	1,741
Tandem Diabetes Care, Inc.*	90	1,724
Pediatrix Medical Group, Inc.*	119	1,724
Helen of Troy Ltd.*	32	1,712
Vita Coco Company, Inc.*	55	1,686
NeoGenomics, Inc.*	176	1,670
Universal Technical Institute, Inc.*	65	1,669
Brookdale Senior Living, Inc. — Class A*	264	1,653
Celldex Therapeutics, Inc.*	90	1,633
Inmode Ltd.*	91	1,614
Ocular Therapeutix, Inc.*	220	1,613
Flywire Corp.*	168	1,596
Ardelyx, Inc.*	325	1,596
GeneDx Holdings Corp.*	18	1,594
Pacira BioSciences, Inc.*	64	1,590
Disc Medicine, Inc.*	32	1,588
National Healthcare Corp.	17	1,578
CRA International, Inc.	9	1,559
Amphastar Pharmaceuticals, Inc.*	53	1,536
US Physical Therapy, Inc.	21	1,520
AdaptHealth Corp.*	140	1,518
Dole plc	105	1,517
PROG Holdings, Inc.	57	1,516
Legalzoom.com, Inc.*	176	1,515
Aurinia Pharmaceuticals, Inc.*	185	1,487
Barrett Business Services, Inc.	36	1,481
Vera Therapeutics, Inc.*	61	1,465
Alphatec Holdings, Inc.*	143	1,450
Fresh Del Monte Produce, Inc.	47	1,449
Turning Point Brands, Inc.	24	1,427
Driven Brands Holdings, Inc.*	83	1,423
Syndax Pharmaceuticals, Inc.*	115	1,413
BrightSpring Health Services, Inc.*	78	1,411
Viridian Therapeutics, Inc.*	104	1,402
Vital Farms, Inc.*	46	1,402
Innoviva, Inc.*	77	1,396
Immunovant, Inc.*	81	1,384
National Beverage Corp.	33	1,371
Ingles Markets, Inc. — Class A	21	1,368
Novavax, Inc.*	212	1,359
Artivion, Inc.*	55	1,352
Collegium Pharmaceutical, Inc.*	45	1,343
Arlo Technologies, Inc.*	134	1,323
Geron Corp.*	822	1,307
AMN Healthcare Services, Inc.*	53	1,296
LifeStance Health Group, Inc.*	194	1,292
Liquidia Corp.*	87	1,283
Utz Brands, Inc.	91	1,281
Coursera, Inc.*	190	1,265
RxSight, Inc.*	50	1,263
Iovance Biotherapeutics, Inc.*	378	1,259
MiMedx Group, Inc.*	165	1,254
Nurix Therapeutics, Inc.*	105	1,247
CareDx, Inc.*	70	1,243
Heidrick & Struggles International, Inc.	29	1,242

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 185

SCHEDULE OF INVESTMENTS (continued)	March 31, 2025
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value
Kforce, Inc.	25	$1,222
STAAR Surgical Co.*	69	1,216
Adaptive Biotechnologies Corp.*	163	1,211
Herbalife Ltd.*	139	1,200
First Advantage Corp.*,1	85	1,198
Dyne Therapeutics, Inc.*	113	1,182
Kiniksa Pharmaceuticals International plc*	53	1,177
Quanex Building Products Corp.	62	1,153
BioLife Solutions, Inc.*	50	1,142
89bio, Inc.*	156	1,134
Janux Therapeutics, Inc.*	42	1,134
Pennant Group, Inc.*	45	1,132
Myriad Genetics, Inc.*	126	1,118
Harrow, Inc.*	42	1,117
Axogen, Inc.*	59	1,092
Cimpress plc*	24	1,086
WaVe Life Sciences Ltd.*	134	1,083
Hackett Group, Inc.	37	1,081
Xeris Biopharma Holdings, Inc.*	194	1,065
Moneylion, Inc.*	12	1,038
Embecta Corp.	81	1,033
Healthcare Services Group, Inc.*	102	1,028
BrightView Holdings, Inc.*	80	1,027
Mister Car Wash, Inc.*	130	1,026
Deluxe Corp.	64	1,012
Avadel Pharmaceuticals plc*	129	1,010
Enliven Therapeutics, Inc.*	51	1,004
Intellia Therapeutics, Inc.*	140	995
Xencor, Inc.*	93	990
Udemy, Inc.*	127	986
SpartanNash Co.	48	972
Matthews International Corp. — Class A	43	956
Owens & Minor, Inc.*	104	939
Replimune Group, Inc.*	95	926
Evolus, Inc.*	76	914
Praxis Precision Medicines, Inc.*	24	909
Zymeworks, Inc.*	76	905
Spyre Therapeutics, Inc.*	56	904
Avanos Medical, Inc.*	63	903
Transcat, Inc.*	12	893
ARS Pharmaceuticals, Inc.*	71	893
Anavex Life Sciences Corp.*,1	103	884
Paragon 28, Inc.*	67	875
John B Sanfilippo & Son, Inc.	12	850
Cass Information Systems, Inc.	19	822
Vir Biotechnology, Inc.*	124	804
SI-BONE, Inc.*	57	800
Prothena Corporation plc*	62	767
Cogent Biosciences, Inc.*	128	767
Orthofix Medical, Inc.*	47	767
OPKO Health, Inc.*	449	745
B&G Foods, Inc.[1]	108	742
Castle Biosciences, Inc.*	37	741
Paysafe Ltd.*	47	737
Carriage Services, Inc. — Class A	19	736
Willdan Group, Inc.*	18	733
ArriVent Biopharma, Inc.*	39	721
Rocket Pharmaceuticals, Inc.*	107	714
Ennis, Inc.	35	703
Arbutus Biopharma Corp.*	201	701
Kura Oncology, Inc.*	106	700
Accolade, Inc.*	100	698
Cytek Biosciences, Inc.*	169	678
Repay Holdings Corp.*	121	674
Cross Country Healthcare, Inc.*	45	670
Mineralys Therapeutics, Inc.*	42	667
Immunome, Inc.*	99	666
Hertz Global Holdings, Inc.*,1	169	666
Varex Imaging Corp.*	57	661
Mission Produce, Inc.*	63	660
Trevi Therapeutics, Inc.*	104	654
Enhabit, Inc.*	73	642
Omeros Corp.*	78	641
ImmunityBio, Inc.*	213	641
Phibro Animal Health Corp. — Class A	30	641
SunOpta, Inc.*	130	632
iRadimed Corp.	12	630
Sezzle, Inc.*	18	628
Arvinas, Inc.*	89	625
Green Dot Corp. — Class A*	74	625
Seneca Foods Corp. — Class A*	7	623
KalVista Pharmaceuticals, Inc.*	54	623
Monro, Inc.	43	622
Arcus Biosciences, Inc.*	79	620
PACS Group, Inc.*	55	618
MGP Ingredients, Inc.	21	617
Kelly Services, Inc. — Class A	46	606
Treace Medical Concepts, Inc.*	72	604
Lincoln Educational Services Corp.*	38	603
Day One Biopharmaceuticals, Inc.*	76	603
Dianthus Therapeutics, Inc.*	33	599
Mind Medicine MindMed, Inc.*	102	597
Sage Therapeutics, Inc.*	75	596
UroGen Pharma Ltd.*	53	586
Krispy Kreme, Inc.	119	585
ZipRecruiter, Inc. — Class A*	99	583
Surmodics, Inc.*	19	580
Akebia Therapeutics, Inc.*	301	578
Calavo Growers, Inc.	24	576
Metsera, Inc.*	21	572
OrthoPediatrics Corp.*	23	566
Natural Grocers by Vitamin Cottage, Inc.	14	563
Zevra Therapeutics, Inc.*	75	562
AnaptysBio, Inc.*	30	558
ACCO Brands Corp.	131	549
Cullinan Therapeutics, Inc.*	71	537
Honest Company, Inc.*	114	536
American Public Education, Inc.*	24	536
Tourmaline Bio, Inc.*	34	517
Hain Celestial Group, Inc.*	124	515
CorMedix, Inc.*	83	511
ORIC Pharmaceuticals, Inc.*	90	502

186 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	March 31, 2025
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value
Altimmune, Inc.*	100	$500
AngioDynamics, Inc.*	53	498
Village Super Market, Inc. — Class A	13	494
EyePoint Pharmaceuticals, Inc.*	91	493
Tejon Ranch Co.*	31	491
Bioventus, Inc. — Class A*	53	485
Capricor Therapeutics, Inc.*	51	484
Theravance Biopharma, Inc.*	54	482
REGENXBIO, Inc.*	67	479
Central Garden & Pet Co.*	13	476
Fulgent Genetics, Inc.*	28	473
Community Health Systems, Inc.*	175	473
Niagen Bioscience, Inc.*	68	469
LENZ Therapeutics, Inc.*	18	463
Savara, Inc.*	167	463
Relay Therapeutics, Inc.*	175	458
Celcuity, Inc.*	45	455
Ardent Health Partners, Inc.*	33	454
Organogenesis Holdings, Inc.*	105	454
Pulse Biosciences, Inc.*	28	451
Rigel Pharmaceuticals, Inc.*	25	450
Verve Therapeutics, Inc.*	98	448
MeiraGTx Holdings plc*	66	447
Pacific Biosciences of California, Inc.*,1	377	445
Franklin Covey Co.*	16	442
KinderCare Learning Companies, Inc.*	38	440
Nuvation Bio, Inc.*	249	438
Tactile Systems Technology, Inc.*	33	436
USANA Health Sciences, Inc.*	16	431
Keros Therapeutics, Inc.*	42	428
Limoneira Co.	24	425
Distribution Solutions Group, Inc.*	15	420
Aldeyra Therapeutics, Inc.*	73	420
Zimvie, Inc.*	38	410
Aveanna Healthcare Holdings, Inc.*	75	407
MaxCyte, Inc.*	147	401
Aura Biosciences, Inc.*	67	393
Nathan’s Famous, Inc.	4	386
Vanda Pharmaceuticals, Inc.*	83	381
Nano-X Imaging Ltd.*,1	76	380
SIGA Technologies, Inc.*	69	378
Esperion Therapeutics, Inc.*,1	261	376
DocGo, Inc.*	141	372
CompoSecure, Inc. — Class A	34	370
Viemed Healthcare, Inc.*	50	364
Pulmonx Corp.*	54	363
Westrock Coffee Co.*	50	361
Heron Therapeutics, Inc.*,1	162	356
Bicara Therapeutics, Inc.*	27	352
2seventy bio, Inc.*	71	351
Erasca, Inc.*	253	347
Cerus Corp.*	249	346
Quanterix Corp.*	53	345
Astria Therapeutics, Inc.*	64	342
Maravai LifeSciences Holdings, Inc. — Class A*	154	340
Arcturus Therapeutics Holdings, Inc.*	32	339
Phathom Pharmaceuticals, Inc.*	54	339
Taysha Gene Therapies, Inc.*	241	335
OraSure Technologies, Inc.*	99	334
Ceribell, Inc.*	17	327
Stoke Therapeutics, Inc.*	49	326
Verastem, Inc.*	54	326
Entrada Therapeutics, Inc.*	36	325
Atea Pharmaceuticals, Inc.*	108	323
Target Hospitality Corp.*	49	322
OmniAb, Inc.*	133	319
National Research Corp. — Class A	24	307
Mama’s Creations, Inc.*	47	306
Sana Biotechnology, Inc.*	182	306
Aquestive Therapeutics, Inc.*	104	302
Avita Medical, Inc.*	37	301
Resources Connection, Inc.	46	301
Anika Therapeutics, Inc.*	20	301
Alico, Inc.	10	298
Nevro Corp.*	51	298
Custom Truck One Source, Inc.*	69	291
Absci Corp.*	116	291
Performant Healthcare, Inc.*	98	290
Ironwood Pharmaceuticals, Inc. — Class A*	197	290
Ocugen, Inc.*	402	284
Utah Medical Products, Inc.	5	280
Tyra Biosciences, Inc.*	30	279
Precigen, Inc.*	185	276
Terns Pharmaceuticals, Inc.*	98	270
HF Foods Group, Inc.*	55	269
Compass Therapeutics, Inc.*	141	268
Monte Rosa Therapeutics, Inc.*	57	264
Allogene Therapeutics, Inc.*	179	261
ACELYRIN, Inc.*	105	259
Fulcrum Therapeutics, Inc.*	90	259
Annexon, Inc.*	133	257
Guardian Pharmacy Services, Inc. — Class A*	12	255
TrueBlue, Inc.*	48	255
Cardiff Oncology, Inc.*	81	254
SoundThinking, Inc.*	15	254
Semler Scientific, Inc.*	7	253
Nature’s Sunshine Products, Inc.*	20	251
Spire Global, Inc.*	31	251
Beyond Meat, Inc.*,1	82	250
Inogen, Inc.*	35	250
CVRx, Inc.*	20	245
Olaplex Holdings, Inc.*	191	242
Accuray, Inc.*	133	238
Quad/Graphics, Inc.	43	234
NeuroPace, Inc.*	19	234
CPI Card Group, Inc.*	8	233
Rapport Therapeutics, Inc.*	23	231
Medifast, Inc.*	17	229
Candel Therapeutics, Inc.*	40	226

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 187

SCHEDULE OF INVESTMENTS (continued)	March 31, 2025
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value
Y-mAbs Therapeutics, Inc.*	51	$226
Inhibrx Biosciences, Inc.*	16	224
Voyager Therapeutics, Inc.*	66	223
4D Molecular Therapeutics, Inc.*	69	223
iTeos Therapeutics, Inc.*	37	221
Beta Bionics, Inc.*	18	220
XOMA Royalty Corp.*	11	219
Blade Air Mobility, Inc.*	80	218
Lifecore Biomedical, Inc.*	31	218
Fennec Pharmaceuticals, Inc.*	35	213
Humacyte, Inc.*	124	211
Priority Technology Holdings, Inc.*	31	211
Olema Pharmaceuticals, Inc.*	56	211
European Wax Center, Inc. — Class A*	52	205
MediWound Ltd.*	13	202
Quantum-Si, Inc.*	167	200
Information Services Group, Inc.	50	196
Cargo Therapeutics, Inc.*	47	191
Joint Corp.*	15	187
Sanara Medtech, Inc.*	6	185
Alumis, Inc.*	30	184
Acacia Research Corp.*	56	179
Alta Equipment Group, Inc.	38	178
Cadiz, Inc.*	60	176
Forrester Research, Inc.*	19	176
Korro Bio, Inc.*	10	174
Puma Biotechnology, Inc.*	58	172
Design Therapeutics, Inc.*	44	170
Nektar Therapeutics*	247	168
Zenas Biopharma, Inc.*	21	166
Neurogene, Inc.*	14	164
Prime Medicine, Inc.*	82	163
Enanta Pharmaceuticals, Inc.*	29	160
Perspective Therapeutics, Inc.*	74	158
Regulus Therapeutics, Inc.*	89	156
ADC Therapeutics S.A.*	110	155
BRC, Inc. — Class A*	73	152
InfuSystem Holdings, Inc.*	28	151
Septerna, Inc.*	26	151
Inmune Bio, Inc.*	19	148
Upstream Bio, Inc.*	24	147
Lifeway Foods, Inc.*	6	147
Orchestra BioMed Holdings, Inc.*	34	146
Cartesian Therapeutics, Inc.*,1	11	145
scPharmaceuticals, Inc.*	55	145
Sera Prognostics, Inc. — Class A*	39	144
Nkarta, Inc.*	78	144
Beauty Health Co.*	103	138
Alector, Inc.*	112	138
Stereotaxis, Inc.*	78	137
Biote Corp. — Class A*	41	137
ProKidney Corp.*	155	136
Foghorn Therapeutics, Inc.*	37	135
Editas Medicine, Inc.*	116	135
Achieve Life Sciences, Inc.*	50	133
Quipt Home Medical Corp.*	57	133
C4 Therapeutics, Inc.*	83	133
Maze Therapeutics, Inc.*	12	132
Zentalis Pharmaceuticals, Inc.*	83	132
Kodiak Sciences, Inc.*	47	132
Larimar Therapeutics, Inc.*	61	131
Adverum Biotechnologies, Inc.*	30	131
Coherus Biosciences, Inc.*	153	123
Lyell Immunopharma, Inc.*	221	119
MBX Biosciences, Inc.*	16	118
Atossa Therapeutics, Inc.*	175	118
Sonida Senior Living, Inc.*	5	116
Neumora Therapeutics, Inc.*	116	116
Solid Biosciences, Inc.*	31	115
Lexeo Therapeutics, Inc.*	33	114
Pliant Therapeutics, Inc.*	84	113
Lineage Cell Therapeutics, Inc.*	250	113
Fate Therapeutics, Inc.*	140	111
MacroGenics, Inc.*	85	108
Caribou Biosciences, Inc.*	115	105
Third Harmonic Bio, Inc.*	30	104
Ventyx Biosciences, Inc.*	89	102
Waldencast plc — Class A*	34	102
HireQuest, Inc.	8	95
Tango Therapeutics, Inc.*	69	95
Zura Bio Ltd.*	70	90
Veru, Inc.*	182	89
Chegg, Inc.*	138	88
XBiotech, Inc.*	27	87
Biomea Fusion, Inc.*	41	87
Telomir Pharmaceuticals, Inc.*	27	87
Cassava Sciences, Inc.*	58	87
Emerald Holding, Inc.	22	86
Cabaletta Bio, Inc.*	62	86
Renovaro, Inc.*	158	86
Black Diamond Therapeutics, Inc.*	55	85
Corbus Pharmaceuticals Holdings, Inc.*	16	85
Artiva Biotherapeutics, Inc.*	28	84
Innovage Holding Corp.*	28	83
FiscalNote Holdings, Inc.*	103	83
Inovio Pharmaceuticals, Inc.*	50	81
Sutro Biopharma, Inc.*	119	77
TScan Therapeutics, Inc.*	56	77
Gyre Therapeutics, Inc.*	10	77
Contineum Therapeutics, Inc. — Class A*	11	77
Anteris Technologies Global Corp.*	21	76
Ispire Technology, Inc.*	28	76
Greenwich Lifesciences, Inc.*	8	76
Lexicon Pharmaceuticals, Inc.*	160	74
CervoMed, Inc.*	8	73
Jasper Therapeutics, Inc.*	17	73
Invivyd, Inc.*	115	70
Pyxis Oncology, Inc.*	71	70
Kyverna Therapeutics, Inc.*	36	69
Actinium Pharmaceuticals, Inc.*	43	69
Forafric Global plc*	8	69
Acumen Pharmaceuticals, Inc.*	60	66

188 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	March 31, 2025
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value
Applied Therapeutics, Inc.*	135	$66
Inozyme Pharma, Inc.*	72	66
HilleVax, Inc.*	45	65
Alto Neuroscience, Inc.*	30	65
BioAge Labs, Inc.*	17	64
Bluebird Bio, Inc.*	13	63
Nautilus Biotechnology, Inc.*	71	61
X4 Pharmaceuticals, Inc.*	237	56
Fractyl Health, Inc.*	47	56
Akoya Biosciences, Inc.*	39	54
Shattuck Labs, Inc.*	57	54
Mersana Therapeutics, Inc.*	157	54
RAPT Therapeutics, Inc.*	43	52
Metagenomi, Inc.*	38	52
Climb Bio, Inc.*	41	50
DLH Holdings Corp.*	12	49
Zynex, Inc.*	22	48
Aerovate Therapeutics, Inc.*	19	48
AirSculpt Technologies, Inc.*	20	47
Agenus, Inc.*	30	45
Cibus, Inc.*	24	45
Tenaya Therapeutics, Inc.*	77	44
Werewolf Therapeutics, Inc.*	45	44
Skye Bioscience, Inc.*	27	43
CAMP4 Therapeutics Corp.*	10	40
Galectin Therapeutics, Inc.*,1	30	37
Acrivon Therapeutics, Inc.*	18	37
Boundless Bio, Inc.*	23	35
Fibrobiologics, Inc.*	38	34
Tevogen Bio Holdings, Inc.*	31	33
Harvard Bioscience, Inc.*	59	33
Century Therapeutics, Inc.*	64	30
Generation Bio Co.*	73	30
PepGen, Inc.*	21	29
ALX Oncology Holdings, Inc.*	47	29
Scilex Holding Co.*	113	28
Outlook Therapeutics, Inc.*	23	28
Ovid therapeutics, Inc.*	87	27
MarketWise, Inc.	54	27
Verrica Pharmaceuticals, Inc.*	56	25
IGM Biosciences, Inc.*	21	24
ModivCare, Inc.*	17	22
Elevation Oncology, Inc.*	78	20
Prelude Therapeutics, Inc.*	20	15
Q32 Bio, Inc.*	9	15
Lyra Therapeutics, Inc.*	70	9
Ligand Pharmaceuticals, Inc.* †††	24	—
Total Consumer, Non-cyclical		786,237

Industrial - 10.0%
Applied Industrial Technologies, Inc.	53	11,943
Mueller Industries, Inc.	154	11,726
Fabrinet*	50	9,875
Casella Waste Systems, Inc. — Class A*	86	9,590
UFP Industries, Inc.	83	8,884
Rocket Lab USA, Inc.*	491	8,779
Chart Industries, Inc.*	59	8,517
Fluor Corp.*	235	8,418
NEXTracker, Inc. — Class A*	198	8,344
SPX Technologies, Inc.*	62	7,984
JBT Marel Corp.	65	7,943
GATX Corp.	50	7,764
Watts Water Technologies, Inc. — Class A	38	7,749
Badger Meter, Inc.	40	7,610
Knife River Corp.*	78	7,036
Moog, Inc. — Class A	39	6,761
CSW Industrials, Inc.	23	6,705
Zurn Elkay Water Solutions Corp.	198	6,530
Itron, Inc.*	62	6,495
Novanta, Inc.*	49	6,266
Federal Signal Corp.	83	6,105
Kratos Defense & Security Solutions, Inc.*	204	6,057
Dycom Industries, Inc.*	39	5,941
Franklin Electric Company, Inc.	62	5,821
Matson, Inc.	45	5,768
ESCO Technologies, Inc.	36	5,728
Exponent, Inc.	70	5,674
Sanmina Corp.*	74	5,637
Belden, Inc.	56	5,614
Modine Manufacturing Co.*	71	5,449
Bloom Energy Corp. — Class A*	277	5,446
Mueller Water Products, Inc. — Class A	214	5,440
Kadant, Inc.	16	5,391
Boise Cascade Co.	54	5,297
Golar LNG Ltd.	138	5,243
Arcosa, Inc.	67	5,167
EnerSys	55	5,037
Advanced Energy Industries, Inc.	51	4,861
Plexus Corp.*	37	4,741
Enpro, Inc.	29	4,692
AeroVironment, Inc.*	39	4,648
Sterling Infrastructure, Inc.*	41	4,642
Construction Partners, Inc. — Class A*	64	4,600
Granite Construction, Inc.	61	4,599
OSI Systems, Inc.*	22	4,275
Atmus Filtration Technologies, Inc.	116	4,261
Primoris Services Corp.	74	4,248
Cactus, Inc. — Class A	92	4,216
RXO, Inc.*	219	4,183
Mirion Technologies, Inc.*	284	4,118
Frontdoor, Inc.*	106	4,073
Griffon Corp.	55	3,933
Joby Aviation, Inc.*	601	3,618
Terex Corp.	92	3,476
AZZ, Inc.	41	3,428
Enerpac Tool Group Corp.	76	3,409
Leonardo DRS, Inc.	103	3,387
Trinity Industries, Inc.	115	3,227
Archer Aviation, Inc. — Class A*	449	3,192
Mercury Systems, Inc.*	72	3,102
Hub Group, Inc. — Class A	82	3,048
Energizer Holdings, Inc.	100	2,992
Albany International Corp. — Class A	43	2,969

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 189

SCHEDULE OF INVESTMENTS (continued)	March 31, 2025
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value
Atkore, Inc.	49	$2,939
TTM Technologies, Inc.*	141	2,892
Vishay Intertechnology, Inc.	175	2,782
AAR Corp.*	48	2,688
Standex International Corp.	16	2,582
Triumph Group, Inc.*	101	2,559
Gibraltar Industries, Inc.*	43	2,522
Alamo Group, Inc.	14	2,495
Werner Enterprises, Inc.	85	2,490
MYR Group, Inc.*	22	2,488
O-I Glass, Inc.*	213	2,443
Hillman Solutions Corp.*	271	2,382
Materion Corp.	29	2,366
Hillenbrand, Inc.	98	2,366
ArcBest Corp.	33	2,329
Kennametal, Inc.	108	2,301
Masterbrand, Inc.*	176	2,299
Scorpio Tankers, Inc.	61	2,292
World Kinect Corp.	79	2,240
Argan, Inc.	17	2,230
Tecnoglass, Inc.	31	2,218
Powell Industries, Inc.	13	2,214
Worthington Enterprises, Inc.	44	2,204
Greenbrier Companies, Inc.	43	2,202
Tennant Co.	26	2,074
DHT Holdings, Inc.	186	1,953
Greif, Inc. — Class A	35	1,925
Benchmark Electronics, Inc.	50	1,901
Lindsay Corp.	15	1,898
International Seaways, Inc.	56	1,859
Knowles Corp.*	120	1,824
IES Holdings, Inc.*	11	1,816
NuScale Power Corp.*	126	1,784
CTS Corp.	42	1,745
Enovix Corp.*	226	1,659
Air Transport Services Group, Inc.*	71	1,593
NV5 Global, Inc.*	79	1,522
Helios Technologies, Inc.	47	1,508
SFL Corporation Ltd.	178	1,460
Vicor Corp.*	31	1,450
Xometry, Inc. — Class A*	58	1,445
Janus International Group, Inc.*	196	1,411
DXP Enterprises, Inc.*	17	1,398
Tutor Perini Corp.*	60	1,391
Apogee Enterprises, Inc.	30	1,390
Golden Ocean Group Ltd.	169	1,349
Thermon Group Holdings, Inc.*	48	1,337
TriMas Corp.	56	1,312
Teekay Tankers Ltd. — Class A	33	1,263
Energy Recovery, Inc.*	79	1,255
American Woodmark Corp.*	21	1,235
Proto Labs, Inc.*	34	1,191
PureCycle Technologies, Inc.*	170	1,176
Worthington Steel, Inc.	45	1,140
Napco Security Technologies, Inc.	49	1,128
Dorian LPG Ltd.	50	1,117
Marten Transport Ltd.	81	1,111
Ducommun, Inc.*	19	1,103
Astec Industries, Inc.	32	1,102
Cadre Holdings, Inc.	36	1,066
Pactiv Evergreen, Inc.	59	1,063
Bel Fuse, Inc. — Class B	14	1,048
Limbach Holdings, Inc.*	14	1,043
Gorman-Rupp Co.	29	1,018
Ichor Holdings Ltd.*	45	1,017
FLEX LNG Ltd.	44	1,012
Astronics Corp.*	40	967
CECO Environmental Corp.*	41	935
Sturm Ruger & Company, Inc.	23	904
NANO Nuclear Energy, Inc.*,1	34	900
American Superconductor Corp.*	48	871
Applied Optoelectronics, Inc.*	56	860
Ryerson Holding Corp.	37	849
Mesa Laboratories, Inc.	7	831
Great Lakes Dredge & Dock Corp.*	95	826
Genco Shipping & Trading Ltd.	61	815
Metallus, Inc.*	58	775
Enviri Corp.*	111	738
FARO Technologies, Inc.*	27	737
Forward Air Corp.*	36	723
Columbus McKinnon Corp.	42	711
Hyster-Yale, Inc.	17	706
JELD-WEN Holding, Inc.*	117	699
Nordic American Tankers Ltd.	281	691
Insteel Industries, Inc.	26	684
LSI Industries, Inc.	39	663
Montrose Environmental Group, Inc.*	46	656
Myers Industries, Inc.	54	644
Willis Lease Finance Corp.	4	632
Heartland Express, Inc.	68	627
Costamare, Inc.	63	620
National Presto Industries, Inc.	7	615
Clearwater Paper Corp.*	24	609
Ardagh Metal Packaging S.A.	199	601
Kimball Electronics, Inc.*	36	592
Ardmore Shipping Corp.	60	587
Smith & Wesson Brands, Inc.	61	569
Evolv Technologies Holdings, Inc.*	182	568
Eastman Kodak Co.*	87	550
Aspen Aerogels, Inc.*	85	543
Northwest Pipe Co.*	13	537
Covenant Logistics Group, Inc. — Class A	24	533
LSB Industries, Inc.*	78	514
Teekay Corporation Ltd.	76	499
nLight, Inc.*	64	497
Luxfer Holdings plc	41	486
Olympic Steel, Inc.	15	473
Allient, Inc.	21	462
NVE Corp.	7	446
Standard BioTools, Inc.*	407	440
Graham Corp.*	15	432
Intuitive Machines, Inc.*	58	432

190 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	March 31, 2025
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value
Greif, Inc. — Class B	7	$415
Bowman Consulting Group Ltd.*	19	415
Manitowoc Company, Inc.*	48	412
Byrna Technologies, Inc.*	24	404
Park Aerospace Corp.	29	390
CryoPort, Inc.*	63	383
Latham Group, Inc.*	59	379
AerSale Corp.*	49	367
Centuri Holdings, Inc.*	22	361
MicroVision, Inc.*	290	360
Ranpak Holdings Corp.*	63	341
ChargePoint Holdings, Inc.*	564	341
Pure Cycle Corp.*	31	325
Radiant Logistics, Inc.*	52	320
SmartRent, Inc.*	264	319
Turtle Beach Corp.*	22	314
Safe Bulkers, Inc.	85	314
GrafTech International Ltd.*	357	312
Mistras Group, Inc.*	29	307
Tredegar Corp.*	39	300
Karat Packaging, Inc.	11	292
Universal Logistics Holdings, Inc.	11	289
Park-Ohio Holdings Corp.	12	259
Redwire Corp.*	31	257
L B Foster Co. — Class A*	13	256
Proficient Auto Logistics, Inc.*	30	251
Orion Group Holdings, Inc.*	48	251
Eve Holding, Inc.*	73	242
Mayville Engineering Company, Inc.*	18	242
Pangaea Logistics Solutions Ltd.	50	238
Himalaya Shipping Ltd.*	43	236
Smith-Midland Corp.*	7	218
Bel Fuse, Inc. — Class A	3	216
Eastern Co.	8	203
Concrete Pumping Holdings, Inc.	35	191
Stoneridge, Inc.*	40	184
Omega Flex, Inc.	5	174
AMMO, Inc.*	124	171
Gencor Industries, Inc.*	14	170
Core Molding Technologies, Inc.*	11	167
Arq, Inc.*	38	159
908 Devices, Inc.*	34	152
Perma-Fix Environmental Services, Inc.*	20	146
NN, Inc.*	64	145
Taylor Devices, Inc.*	4	129
Twin Disc, Inc.	17	129
Sight Sciences, Inc.*	49	118
GoPro, Inc. — Class A*	174	115
Virgin Galactic Holdings, Inc.*	37	112
PAMT CORP*	9	109
NL Industries, Inc.	12	95
Ultralife Corp.*	16	86
Net Power, Inc.*	30	79
Caesarstone Ltd.*	30	73
Quest Resource Holding Corp.*	24	62
VirTra, Inc.*	15	61
Amprius Technologies, Inc.*	22	59
Southland Holdings, Inc.*	14	42
LanzaTech Global, Inc.*	157	38
374Water, Inc.*	92	31
Bridger Aerospace Group Holdings, Inc.*	13	15
Solidion Technology, Inc.*	69	8
Total Industrial		522,885

Consumer, Cyclical - 6.7%
Beacon Roofing Supply, Inc.*	85	10,514
Brinker International, Inc.*	61	9,092
Aurora Innovation, Inc.*	1,335	8,978
Taylor Morrison Home Corp. — Class A*	141	8,466
Meritage Homes Corp.	99	7,017
Champion Homes, Inc.*	74	7,012
Group 1 Automotive, Inc.	18	6,875
FirstCash Holdings, Inc.	53	6,377
Asbury Automotive Group, Inc.*	27	5,963
Cavco Industries, Inc.*	11	5,716
Installed Building Products, Inc.	33	5,658
Abercrombie & Fitch Co. — Class A*	69	5,270
KB Home	89	5,173
Kontoor Brands, Inc.	76	4,874
SkyWest, Inc.*	54	4,718
Shake Shack, Inc. — Class A*	53	4,673
Six Flags Entertainment Corp.	128	4,566
Urban Outfitters, Inc.*	87	4,559
Rush Enterprises, Inc. — Class A	85	4,540
Boot Barn Holdings, Inc.*	41	4,405
Dorman Products, Inc.*	36	4,339
Academy Sports & Outdoors, Inc.	95	4,333
H&E Equipment Services, Inc.	45	4,265
M/I Homes, Inc.*	37	4,225
Tri Pointe Homes, Inc.*	127	4,054
GMS, Inc.*	54	3,951
Cinemark Holdings, Inc.	154	3,833
Patrick Industries, Inc.	45	3,805
UniFirst Corp.	21	3,654
Goodyear Tire & Rubber Co.*	393	3,631
Hilton Grand Vacations, Inc.*	96	3,591
Life Time Group Holdings, Inc.*	118	3,564
Resideo Technologies, Inc.*	201	3,558
Sweetgreen, Inc. — Class A*	138	3,453
Signet Jewelers Ltd.	58	3,367
Cheesecake Factory, Inc.[1]	67	3,260
Peloton Interactive, Inc. — Class A*	490	3,097
PriceSmart, Inc.	35	3,075
LCI Industries	34	2,972
Visteon Corp.*	38	2,950
Red Rock Resorts, Inc. — Class A	68	2,949
HNI Corp.	65	2,883
American Eagle Outfitters, Inc.	248	2,882
VSE Corp.	24	2,880
OPENLANE, Inc.*	149	2,873
Hanesbrands, Inc.*	487	2,810
Atlanta Braves Holdings, Inc. — Class C*	70	2,801
Acushnet Holdings Corp.	39	2,678

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 191

SCHEDULE OF INVESTMENTS (continued)	March 31, 2025
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value
Steven Madden Ltd.	100	$2,664
International Game Technology plc	158	2,569
Century Communities, Inc.	38	2,550
Green Brick Partners, Inc.*	43	2,507
Phinia, Inc.	58	2,461
Dana, Inc.	181	2,413
OneSpaWorld Holdings Ltd.	140	2,351
La-Z-Boy, Inc.	58	2,267
REV Group, Inc.	71	2,243
Warby Parker, Inc. — Class A*	122	2,224
JetBlue Airways Corp.*	431	2,078
Victoria’s Secret & Co.*	110	2,044
United Parks & Resorts, Inc.*	43	1,955
Papa John’s International, Inc.	47	1,931
LGI Homes, Inc.*	29	1,928
MillerKnoll, Inc.	96	1,837
Sonos, Inc.*	167	1,782
Madison Square Garden Entertainment Corp.*	54	1,768
Buckle, Inc.	43	1,648
Foot Locker, Inc.*	116	1,636
AMC Entertainment Holdings, Inc. — Class A*	562	1,613
IMAX Corp.*	60	1,581
Interface, Inc. — Class A	79	1,567
Wolverine World Wide, Inc.	112	1,558
Everi Holdings, Inc.*	112	1,531
Sabre Corp.*	532	1,495
Adient plc*	116	1,492
G-III Apparel Group Ltd.*	54	1,477
Blue Bird Corp.*	45	1,457
Steelcase, Inc. — Class A	130	1,425
Monarch Casino & Resort, Inc.	18	1,399
National Vision Holdings, Inc.*	109	1,393
Winnebago Industries, Inc.	40	1,378
Fox Factory Holding Corp.*	59	1,377
MRC Global, Inc.*	118	1,355
Lions Gate Entertainment Corp. — Class B*	171	1,354
Super Group SGHC Ltd.	206	1,327
Topgolf Callaway Brands Corp.*	196	1,292
Sally Beauty Holdings, Inc.*	142	1,282
Winmark Corp.	4	1,271
Global Business Travel Group I*	175	1,270
Camping World Holdings, Inc. — Class A	78	1,260
Cracker Barrel Old Country Store, Inc.	31	1,203
Oxford Industries, Inc.	20	1,173
Gentherm, Inc.*	43	1,150
Sonic Automotive, Inc. — Class A	20	1,139
Rush Street Interactive, Inc.*	106	1,136
Allegiant Travel Co. — Class A	22	1,136
ScanSource, Inc.*	32	1,088
XPEL, Inc.*	35	1,028
PC Connection, Inc.	16	999
Pursuit Attractions and Hospitality, Inc.*	28	991
Portillo’s, Inc. — Class A*,1	79	939
Dream Finders Homes, Inc. — Class A*	41	925
BJ’s Restaurants, Inc.*	26	891
Ethan Allen Interiors, Inc.	32	886
First Watch Restaurant Group, Inc.*	53	882
Beazer Homes USA, Inc.*	41	836
Malibu Boats, Inc. — Class A*	27	828
BlueLinx Holdings, Inc.*	11	825
Dave & Buster’s Entertainment, Inc.*	45	791
Caleres, Inc.	45	775
Bloomin’ Brands, Inc.	107	767
Standard Motor Products, Inc.	30	748
Douglas Dynamics, Inc.	32	743
Lions Gate Entertainment Corp. — Class A*	83	735
Hovnanian Enterprises, Inc. — Class A*	7	733
Accel Entertainment, Inc.*	72	714
Golden Entertainment, Inc.	27	713
Jack in the Box, Inc.	26	707
Sun Country Airlines Holdings, Inc.*	56	690
Rush Enterprises, Inc. — Class B	12	678
Daktronics, Inc.*	55	670
Wabash National Corp.	60	663
Atlanta Braves Holdings, Inc. — Class A*	15	658
MarineMax, Inc.*	30	645
Arhaus, Inc.*	74	644
American Axle & Manufacturing Holdings, Inc.*	158	643
Miller Industries, Inc.	15	636
Build-A-Bear Workshop, Inc. — Class A	17	632
A-Mark Precious Metals, Inc.	24	609
Forestar Group, Inc.*	28	592
ODP Corp.*	41	588
Titan International, Inc.*	70	587
Shoe Carnival, Inc.	26	572
Marcus Corp.	32	534
Nu Skin Enterprises, Inc. — Class A	71	515
RCI Hospitality Holdings, Inc.	12	515
Dine Brands Global, Inc.	22	512
Titan Machinery, Inc.*	29	494
Xperi, Inc.*	63	486
indie Semiconductor, Inc. — Class A*,1	234	476
Lindblad Expeditions Holdings, Inc.*	50	463
EVgo, Inc.*	172	457
America’s Car-Mart, Inc.*	10	454
MasterCraft Boat Holdings, Inc.*	26	448
Arko Corp.	111	438
Global Industrial Co.	19	425
Kura Sushi USA, Inc. — Class A*	8	410
Lovesac Co.*	22	400
Hudson Technologies, Inc.*	64	395
Haverty Furniture Companies, Inc.	20	394
Shyft Group, Inc.	48	388
Movado Group, Inc.	23	385
Cooper-Standard Holdings, Inc.*	25	383
Potbelly Corp.*	40	380
El Pollo Loco Holdings, Inc.*	36	371

192 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	March 31, 2025
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value
Clean Energy Fuels Corp.*	235	$364
Genesco, Inc.*	17	361
Petco Health & Wellness Company, Inc.*	116	354
Zumiez, Inc.*	22	328
Methode Electronics, Inc.	48	306
Funko, Inc. — Class A*	43	295
Hyliion Holdings Corp.*	205	287
Xponential Fitness, Inc. — Class A*	34	283
Tile Shop Holdings, Inc.*	43	279
OneWater Marine, Inc. — Class A*	17	275
Weyco Group, Inc.	9	274
JAKKS Pacific, Inc.	11	271
Frontier Group Holdings, Inc.*	61	265
ThredUp, Inc. — Class A*	109	263
Denny’s Corp.*	71	261
Landsea Homes Corp.*	40	257
Hamilton Beach Brands Holding Co. — Class A	13	252
Savers Value Village, Inc.*	34	235
Aeva Technologies, Inc.*	32	224
Solid Power, Inc.*	213	224
Flexsteel Industries, Inc.	6	219
Biglari Holdings, Inc. — Class B*	1	217
Escalade, Inc.	14	214
Reservoir Media, Inc.*	28	214
Full House Resorts, Inc.*	49	205
Sleep Number Corp.*	32	203
Citi Trends, Inc.*	9	199
Superior Group of Companies, Inc.	18	197
Luminar Technologies, Inc.*	36	194
Rocky Brands, Inc.	11	191
Leslie’s, Inc.*	258	190
Holley, Inc.*	68	175
Johnson Outdoors, Inc. — Class A	7	174
Designer Brands, Inc. — Class A1	47	172
Clarus Corp.	44	165
Webtoon Entertainment, Inc.*	21	161
Hooker Furnishings Corp.	16	161
Torrid Holdings, Inc.*	28	154
Virco Mfg. Corp.	15	142
J Jill, Inc.	7	137
EVI Industries, Inc.	8	134
Wheels Up Experience, Inc.*	124	125
Blink Charging Co.*	135	124
Destination XL Group, Inc.*	77	112
iRobot Corp.*	41	111
Marine Products Corp.	13	109
GrowGeneration Corp.*	92	99
SES AI Corp.*	184	96
Vera Bradley, Inc.*	42	94
Lifetime Brands, Inc.	19	94
ONE Group Hospitality, Inc.*	30	90
Traeger, Inc.*	48	81
Purple Innovation, Inc.*	83	63
Commercial Vehicle Group, Inc.*	46	53
Livewire Group, Inc.*	26	52
Tilly’s, Inc. — Class A*	21	46
CompX International, Inc.	2	41
United Homes Group, Inc.*	12	33
QVC Group, Inc. — Class B*	2	13
Total Consumer, Cyclical		349,812

Technology - 5.8%
ExlService Holdings, Inc.*	216	10,197
CommVault Systems, Inc.*	60	9,466
ACI Worldwide, Inc.*	145	7,933
Rambus, Inc.*	147	7,611
Clearwater Analytics Holdings, Inc. — Class A*	260	6,968
SPS Commerce, Inc.*	52	6,902
Qualys, Inc.*	52	6,548
IonQ, Inc.*	283	6,246
Varonis Systems, Inc.*	152	6,148
Box, Inc. — Class A*	196	6,049
Tenable Holdings, Inc.*	165	5,772
Insight Enterprises, Inc.*	37	5,550
Maximus, Inc.	79	5,387
Workiva, Inc.*	70	5,314
Silicon Laboratories, Inc.*	45	5,066
Intapp, Inc.*	73	4,262
Waystar Holding Corp.*	110	4,110
Freshworks, Inc. — Class A*	285	4,021
SiTime Corp.*	26	3,975
Power Integrations, Inc.	78	3,939
BlackLine, Inc.*	81	3,922
ASGN, Inc.*	59	3,718
SoundHound AI, Inc. — Class A*,1	450	3,654
WNS Holdings Ltd.*	59	3,628
Synaptics, Inc.*	54	3,441
Semtech Corp.*	100	3,440
Blackbaud, Inc.*	55	3,413
Zeta Global Holdings Corp. — Class A*	246	3,336
Braze, Inc. — Class A*	91	3,283
C3.ai, Inc. — Class A*	152	3,200
Privia Health Group, Inc.*	142	3,188
Clear Secure, Inc. — Class A	121	3,135
DigitalOcean Holdings, Inc.*	92	3,072
Progress Software Corp.	59	3,039
FormFactor, Inc.*	106	2,999
Impinj, Inc.*	32	2,902
ACV Auctions, Inc. — Class A*	204	2,874
PAR Technology Corp.*	46	2,822
Diodes, Inc.*	63	2,720
Ambarella, Inc.*	54	2,718
Vertex, Inc. — Class A*	77	2,696
NCR Atleos Corp.*	100	2,638
Alignment Healthcare, Inc.*	140	2,607
AvePoint, Inc.*	177	2,556
CSG Systems International, Inc.	40	2,419
Kulicke & Soffa Industries, Inc.	73	2,408
Rapid7, Inc.*	87	2,306
Agilysys, Inc.*	31	2,249
Axcelis Technologies, Inc.*	45	2,235

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 193

SCHEDULE OF INVESTMENTS (continued)	March 31, 2025
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value
PagerDuty, Inc.*	121	$2,211
Alkami Technology, Inc.*	84	2,205
Rigetti Computing, Inc.*,1	263	2,083
Pitney Bowes, Inc.	228	2,063
NetScout Systems, Inc.*	97	2,038
Adeia, Inc.	154	2,036
AvidXchange Holdings, Inc.*	240	2,035
NCR Voyix Corp.*	202	1,969
Phreesia, Inc.*	76	1,943
D-Wave Quantum, Inc.*,1	254	1,930
Photronics, Inc.*	88	1,827
ACM Research, Inc. — Class A*	72	1,680
Asana, Inc. — Class A*	112	1,632
Appian Corp. — Class A*	56	1,613
Donnelley Financial Solutions, Inc.*	36	1,574
Veeco Instruments, Inc.*	77	1,546
Diebold Nixdorf, Inc.*	35	1,530
Schrodinger Incorporated/United States*	77	1,520
Sprout Social, Inc. — Class A*	69	1,517
Verint Systems, Inc.*	85	1,517
Evolent Health, Inc. — Class A*	159	1,506
Digi International, Inc.*	52	1,447
SolarWinds Corp.	76	1,401
Jamf Holding Corp.*	113	1,373
Innodata, Inc.*	38	1,364
NextNav, Inc.*	111	1,351
Ultra Clean Holdings, Inc.*	62	1,327
Grid Dynamics Holdings, Inc.*	82	1,283
Penguin Solutions, Inc.*	72	1,251
PROS Holdings, Inc.*	64	1,218
MaxLinear, Inc. — Class A*	110	1,195
Sapiens International Corporation N.V.	43	1,165
Fastly, Inc. — Class A*	180	1,139
V2X, Inc.*	23	1,128
Blend Labs, Inc. — Class A*	334	1,119
Amplitude, Inc. — Class A*	107	1,090
Vimeo, Inc.*	202	1,063
Planet Labs PBC*	306	1,034
Cohu, Inc.*	64	941
Yext, Inc.*	146	899
Olo, Inc. — Class A*	147	888
Ibotta, Inc. — Class A*,1	21	886
CEVA, Inc.*	34	871
PDF Solutions, Inc.*	45	860
OneSpan, Inc.	55	839
Alpha & Omega Semiconductor Ltd.*	33	820
Integral Ad Science Holding Corp.*	100	806
MeridianLink, Inc.*	43	797
Daily Journal Corp.*	2	795
Porch Group, Inc.*	109	795
I3 Verticals, Inc. — Class A*	32	789
Xerox Holdings Corp.[1]	162	783
Enfusion, Inc. — Class A*	68	758
N-able, Inc.*	100	709
Logility Supply Chain Solutions, Inc. — Class A	47	670
Climb Global Solutions, Inc.	6	665
PlayAGS, Inc.*	54	654
Cantaloupe, Inc.*	82	645
Weave Communications, Inc.*	54	599
Simulations Plus, Inc.	24	588
Conduent, Inc.*	217	586
Consensus Cloud Solutions, Inc.*	25	577
Life360, Inc.*	15	576
Ouster, Inc.*	64	575
E2open Parent Holdings, Inc.*	285	570
Corsair Gaming, Inc.*	64	567
BigCommerce Holdings, Inc.*	98	564
Red Violet, Inc.	15	564
Pagaya Technologies Ltd. — Class A*,1	50	524
Mitek Systems, Inc.*	62	511
PubMatic, Inc. — Class A*	55	503
SEMrush Holdings, Inc. — Class A*	51	476
Cerence, Inc.*	60	474
GigaCloud Technology, Inc. — Class A*,1	33	469
Bandwidth, Inc. — Class A*	34	445
Unisys Corp.*	96	441
Talkspace, Inc.*	171	438
Vishay Precision Group, Inc.*	17	410
BigBear.ai Holdings, Inc.*	142	406
3D Systems Corp.*	176	373
Health Catalyst, Inc.*	82	371
Navitas Semiconductor Corp.*	179	367
Domo, Inc. — Class B*	47	365
8x8, Inc.*	182	364
Digital Turbine, Inc.*	133	361
ReposiTrak, Inc.[1]	17	345
IBEX Holdings Ltd.*	14	341
Cricut, Inc. — Class A	65	335
EverCommerce, Inc.*	33	333
Immersion Corp.	42	318
Asure Software, Inc.*	33	315
Viant Technology, Inc. — Class A*	25	310
Aehr Test Systems*	39	284
Inspired Entertainment, Inc.*	33	282
SkyWater Technology, Inc.*	39	276
Arteris, Inc.*	39	269
Digimarc Corp.*	21	269
Rimini Street, Inc.*	77	268
Kaltura, Inc.*	134	252
Definitive Healthcare Corp.*	78	225
ON24, Inc.*	40	208
Outbrain, Inc.*	54	201
Richardson Electronics Ltd.	18	201
Telos Corp.*	76	181
CS Disco, Inc.*	41	168
Rackspace Technology, Inc.*	93	157
Playstudios, Inc.*	123	156
eGain Corp.*	32	155
Everspin Technologies, Inc.*	27	138
WM Technology, Inc.*	119	134
QuickLogic Corp.*	21	107

194 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	March 31, 2025
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value
TTEC Holdings, Inc.	28	$92
Rekor Systems, Inc.*	101	90
Golden Matrix Group, Inc.*	28	55
Airship AI Holdings, Inc.*	11	42
Silvaco Group, Inc.*	8	36
GCT Semiconductor Holding, Inc.*	11	18
System1, Inc.*	33	13
Total Technology		302,513

Energy - 3.0%
ChampionX Corp.	264	7,867
CNX Resources Corp.*	201	6,328
Magnolia Oil & Gas Corp. — Class A	239	6,037
Archrock, Inc.	230	6,035
Core Natural Resources, Inc.	73	5,628
Murphy Oil Corp.	193	5,481
SM Energy Co.	158	4,732
Patterson-UTI Energy, Inc.	541	4,447
Noble Corporation plc	185	4,385
California Resources Corp.	96	4,221
Northern Oil & Gas, Inc.	138	4,172
Helmerich & Payne, Inc.	135	3,526
Liberty Energy, Inc. — Class A	218	3,451
Warrior Met Coal, Inc.	72	3,436
Valaris Ltd.*	86	3,376
Gulfport Energy Corp.*	18	3,315
Transocean Ltd.*	1,014	3,214
Oceaneering International, Inc.*	140	3,053
Tidewater, Inc.*	68	2,874
Kinetik Holdings, Inc. — Class A	53	2,753
PBF Energy, Inc. — Class A	138	2,634
Comstock Resources, Inc.*	129	2,624
Crescent Energy Co. — Class A	227	2,552
DNOW, Inc.*	145	2,477
Kodiak Gas Services, Inc.	63	2,350
Peabody Energy Corp.	170	2,304
Seadrill Ltd.*	91	2,275
Sitio Royalties Corp. — Class A	111	2,206
Talos Energy, Inc.*	202	1,963
Alpha Metallurgical Resources, Inc.*	15	1,879
Atlas Energy Solutions, Inc.[1]	103	1,838
Sunrun, Inc.*	308	1,805
Sable Offshore Corp.*	71	1,801
Helix Energy Solutions Group, Inc.*	200	1,662
Plug Power, Inc.*,1	1,149	1,551
Kosmos Energy Ltd.*	651	1,484
Delek US Holdings, Inc.	89	1,341
Select Water Solutions, Inc. — Class A	126	1,323
Expro Group Holdings N.V.*	131	1,302
NextDecade Corp.*	159	1,237
Aris Water Solutions, Inc. — Class A	37	1,185
Par Pacific Holdings, Inc.*	76	1,084
Bristow Group, Inc.*	34	1,074
SunCoke Energy, Inc.	116	1,067
Array Technologies, Inc.*	210	1,023
Core Laboratories, Inc.	67	1,004
Solaris Energy Infrastructure, Inc. — Class A	43	936
CVR Energy, Inc.	48	931
Diversified Energy Company plc	68	919
Innovex International, Inc.*	50	898
ProPetro Holding Corp.*	121	889
Vitesse Energy, Inc.	36	885
Vital Energy, Inc.*	41	870
REX American Resources Corp.*	22	826
Shoals Technologies Group, Inc. — Class A*	233	774
Borr Drilling Ltd.*,1	327	716
Flowco Holdings, Inc. — Class A*	27	693
NPK International, Inc.*	116	674
Excelerate Energy, Inc. — Class A	23	659
RPC, Inc.	118	649
TETRA Technologies, Inc.*	173	581
SandRidge Energy, Inc.	48	548
VAALCO Energy, Inc.	145	545
Nabors Industries Ltd.*	13	542
Matrix Service Co.*	38	472
Granite Ridge Resources, Inc.	77	468
Riley Exploration Permian, Inc.	16	467
Oil States International, Inc.*	84	433
Hallador Energy Co.*	35	430
Green Plains, Inc.*	88	427
BKV Corp.*	20	420
Fluence Energy, Inc.*	85	412
ASP Isotopes, Inc.*	76	356
Natural Gas Services Group, Inc.*	16	352
Forum Energy Technologies, Inc.*	17	342
Berry Corp.	106	340
Infinity Natural Resources, Inc. — Class A*	18	338
Ramaco Resources, Inc. — Class A	41	337
Ranger Energy Services, Inc. — Class A	23	326
HighPeak Energy, Inc.	20	253
DMC Global, Inc.*	29	244
ProFrac Holding Corp. — Class A*,1	32	243
NACCO Industries, Inc. — Class A	7	236
Ring Energy, Inc.*	204	235
Evolution Petroleum Corp.	44	228
PrimeEnergy Resources Corp.*	1	228
Amplify Energy Corp.*	58	217
W&T Offshore, Inc.	139	216
Montauk Renewables, Inc.*	95	199
T1 Energy, Inc.*	156	197
SEACOR Marine Holdings, Inc.*	35	177
FutureFuel Corp.	38	148
Geospace Technologies Corp.*	20	144
Empire Petroleum Corp.*	22	138
FuelCell Energy, Inc.*,1	29	133
Energy Vault Holdings, Inc.*	144	100
Aemetis, Inc.*	53	92
Mammoth Energy Services, Inc.*	36	73
Stem, Inc.*	209	73
Sunnova Energy International, Inc.*,1	152	57

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 195

SCHEDULE OF INVESTMENTS (continued)	March 31, 2025
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value
TPI Composites, Inc.*	68	$55
SolarMax Technology, Inc.*	42	50
Ramaco Resources, Inc. — Class B	7	50
Prairie Operating Co.*	7	38
Drilling Tools International Corp.*	15	36
Verde Clean Fuels, Inc.*	5	17
Total Energy		156,708

Communications - 2.6%
Hims & Hers Health, Inc.*	269	7,949
Credo Technology Group Holding Ltd.*	197	7,912
InterDigital, Inc.	35	7,236
Q2 Holdings, Inc.*	81	6,481
Lumen Technologies, Inc.*	1,408	5,519
Telephone & Data Systems, Inc.	137	5,307
EchoStar Corp. — Class A*	168	4,297
AST SpaceMobile, Inc.*	184	4,184
TEGNA, Inc.	224	4,081
Cogent Communications Holdings, Inc.	61	3,740
Cargurus, Inc.*	121	3,525
Viavi Solutions, Inc.*	304	3,402
Yelp, Inc. — Class A*	88	3,259
Calix, Inc.*	82	2,906
Extreme Networks, Inc.*	177	2,342
ePlus, Inc.*	37	2,258
Upwork, Inc.*	173	2,258
Ziff Davis, Inc.*	59	2,217
Cable One, Inc.	8	2,126
Magnite, Inc.*	175	1,997
DigitalBridge Group, Inc.	220	1,940
Despegar.com Corp.*	99	1,860
Viasat, Inc.*	170	1,771
A10 Networks, Inc.	99	1,618
CommScope Holding Company, Inc.*	296	1,572
Applied Digital Corp.*,1	276	1,551
Harmonic, Inc.*	154	1,477
Globalstar, Inc.*	67	1,398
fuboTV, Inc.*	462	1,349
Sprinklr, Inc. — Class A*	160	1,336
QuinStreet, Inc.*	74	1,320
Sphere Entertainment Co.*	37	1,211
Revolve Group, Inc.*	55	1,182
IDT Corp. — Class B	22	1,129
HealthStream, Inc.	35	1,126
Liberty Latin America Ltd. — Class C*	178	1,105
Cars.com, Inc.*	90	1,014
NETGEAR, Inc.*	39	954
ADTRAN Holdings, Inc.*	108	942
Liquidity Services, Inc.*	30	930
EverQuote, Inc. — Class A*	35	917
Opendoor Technologies, Inc.*	891	909
Shenandoah Telecommunications Co.	71	893
Couchbase, Inc.*	55	866
Figs, Inc. — Class A*	180	826
Gogo, Inc.*	90	776
Powerfleet Incorporated NJ*	139	763
RealReal, Inc.*	138	744
Stagwell, Inc.*	119	720
Sinclair, Inc.	45	717
Grindr, Inc.*	36	644
Scholastic Corp.	34	642
Thryv Holdings, Inc.*	50	640
Shutterstock, Inc.[1]	34	633
Groupon, Inc.*	32	601
National CineMedia, Inc.*	97	567
Gannett Company, Inc.*	195	563
Clear Channel Outdoor Holdings, Inc.*	486	539
TechTarget, Inc.*	36	533
Gray Media, Inc.	119	514
Anterix, Inc.*	14	512
Boston Omaha Corp. — Class A*	35	510
Clearfield, Inc.*	17	505
Bumble, Inc. — Class A*	115	499
Ribbon Communications, Inc.*	126	494
Stitch Fix, Inc. — Class A*	139	452
Ooma, Inc.*	34	445
Spok Holdings, Inc.	27	444
Preformed Line Products Co.	3	420
Open Lending Corp. — Class A*	142	392
Nextdoor Holdings, Inc.*	256	392
Beyond, Inc.*	66	383
MediaAlpha, Inc. — Class A*	39	360
WideOpenWest, Inc.*	69	342
Liberty Latin America Ltd. — Class A*	51	323
Vivid Seats, Inc. — Class A*	108	320
AMC Networks, Inc. — Class A*	46	316
Gambling.com Group Ltd.*	25	315
Backblaze, Inc. — Class A*	64	309
Aviat Networks, Inc.*	16	307
ATN International, Inc.	14	284
BARK, Inc.*	202	281
BlackSky Technology, Inc.*,1	36	278
LifeMD, Inc.*	50	272
EW Scripps Co. — Class A*	84	249
Eventbrite, Inc. — Class A*	116	245
1-800-Flowers.com, Inc. — Class A*	41	242
Getty Images Holdings, Inc.*	139	240
iHeartMedia, Inc. — Class A*	144	238
Advantage Solutions, Inc.*	156	236
OptimizeRx Corp.*	26	225
Lands’ End, Inc.*	22	224
Tucows, Inc. — Class A*	12	203
Entravision Communications Corp. — Class A	86	181
Townsquare Media, Inc. — Class A	19	155
Nerdy, Inc.*	104	148
1stdibs.com, Inc.*	37	112
AudioEye, Inc.*	10	111
Cardlytics, Inc.*	57	104
LiveOne, Inc.*	103	72
Vacasa, Inc. — Class A*	13	70
RumbleON, Inc. — Class B*	24	68
Value Line, Inc.	1	39
aka Brands Holding Corp.*	1	13

196 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	March 31, 2025
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value
Solo Brands, Inc. — Class A*	39	$6
Total Communications		136,124

Basic Materials - 2.0%
Carpenter Technology Corp.	67	12,139
Balchem Corp.	44	7,304
Commercial Metals Co.	157	7,224
Cabot Corp.	74	6,152
Coeur Mining, Inc.*	874	5,174
Hecla Mining Co.	831	4,620
Avient Corp.	124	4,608
Sensient Technologies Corp.	59	4,391
HB Fuller Co.	76	4,265
Innospec, Inc.	35	3,316
Sylvamo Corp.	49	3,287
Hawkins, Inc.	27	2,860
SSR Mining, Inc.*	280	2,808
Minerals Technologies, Inc.	44	2,797
Uranium Energy Corp.*	573	2,739
Quaker Chemical Corp.	19	2,349
Ingevity Corp.*	51	2,019
Perimeter Solutions, Inc.*	184	1,853
Constellium SE*	180	1,816
Rogers Corp.*	26	1,756
Stepan Co.	30	1,651
Century Aluminum Co.*	73	1,355
Kaiser Aluminum Corp.	22	1,334
Centrus Energy Corp. — Class A*	20	1,244
United States Lime & Minerals, Inc.	14	1,237
Tronox Holdings plc — Class A	165	1,162
Radius Recycling, Inc. — Class A	37	1,068
Orion S.A.	81	1,047
Ecovyst, Inc.*	162	1,004
Novagold Resources, Inc.*	336	981
Energy Fuels, Inc.*	261	974
AdvanSix, Inc.	37	838
Koppers Holdings, Inc.	27	756
MAC Copper Ltd. — Class A*	75	716
Ivanhoe Electric Incorporated / US*	116	674
Oil-Dri Corporation of America	14	643
Perpetua Resources Corp.*	55	588
Rayonier Advanced Materials, Inc.*	95	546
Intrepid Potash, Inc.*	16	470
Compass Minerals International, Inc.*	50	464
Mativ Holdings, Inc.	74	461
Encore Energy Corp.*	250	343
Ur-Energy, Inc.*	492	332
Caledonia Mining Corporation plc	25	312
Codexis, Inc.*	110	296
i-80 Gold Corp.*	440	256
Dakota Gold Corp.*	96	254
Kronos Worldwide, Inc.	31	232
Lifezone Metals Ltd.*	53	222
Lightwave Logic, Inc.*	171	175
Piedmont Lithium, Inc.*	27	170
American Vanguard Corp.	37	163
Contango ORE, Inc.*	12	123
Northern Technologies International Corp.	11	115
Valhi, Inc.	3	49
Critical Metals Corp.*	11	15
Total Basic Materials		105,747

Utilities - 2.0%
TXNM Energy, Inc.	126	6,738
New Jersey Resources Corp.	136	6,672
Portland General Electric Co.	143	6,378
Spire, Inc.	78	6,103
Southwest Gas Holdings, Inc.	85	6,103
Black Hills Corp.	100	6,065
Brookfield Infrastructure Corp. — Class A	166	6,008
ONE Gas, Inc.	78	5,896
Ormat Technologies, Inc.	79	5,591
ALLETE, Inc.	81	5,322
Northwestern Energy Group, Inc.	86	4,977
MGE Energy, Inc.	51	4,741
Otter Tail Corp.	58	4,661
Avista Corp.	110	4,606
American States Water Co.	53	4,170
Chesapeake Utilities Corp.	31	3,981
California Water Service Group	82	3,974
Hawaiian Electric Industries, Inc.*	242	2,650
SJW Group	46	2,516
Northwest Natural Holding Co.	53	2,264
Middlesex Water Co.	25	1,602
Unitil Corp.	22	1,269
York Water Co.	21	728
Ameresco, Inc. — Class A*	47	568
Consolidated Water Company Ltd.	22	539
Altus Power, Inc.*	107	529
Genie Energy Ltd. — Class B	20	301
RGC Resources, Inc.	11	230
Global Water Resources, Inc.	18	186
Total Utilities		105,368

Government - 0.0%
Banco Latinoamericano de Comercio Exterior S.A. — Class E	38	1,391

Total Common Stocks
(Cost $3,365,796)		3,332,200

WARRANT† - 0.0%
Danimer Scientific, Inc.
Expiring 07/15/25*	2	—
Total Warrant
(Cost $—)		—

RIGHTS† - 0.0%
Consumer, Non-cyclical - 0.0%
Cartesian Therapeutics Inc.*	179	—
Tobira Therapeutics, Inc.*,†††	14	—
Novartis AG*,†††	100	—
Sanofi SA	52	—
Total Consumer, Non-cyclical		—

Total Rights
(Cost $39)		—

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 197

SCHEDULE OF INVESTMENTS (continued)	March 31, 2025
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value
MUTUAL FUNDS† - 23.0%
Guggenheim Strategy Fund II2	25,618	$636,857
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	56,061	562,295
Total Mutual Funds
(Cost $1,183,372)		1,199,152

	Face Amount~
U.S. TREASURY BILLS†† - 1.7%
U.S. Treasury Bills
4.20% due 06/12/25[3,4]	50,000	49,581
4.08% due 04/08/25[4,5]	40,000	39,967
Total U.S. Treasury Bills
(Cost $89,547)		89,548

REPURCHASE AGREEMENTS††,6 - 13.2%
J.P. Morgan Securities LLC issued 03/31/25 at 4.36% due 04/01/25[3]	390,744	390,744
BofA Securities, Inc. issued 03/31/25 at 4.35% due 04/01/25[3]	299,462	299,462
Total Repurchase Agreements
(Cost $690,206)		690,206

	Shares
SECURITIES LENDING COLLATERAL†,7 - 0.5%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.27%[8]	26,293	26,293
Total Securities Lending Collateral
(Cost $26,293)		26,293

Total Investments - 102.1%
(Cost $5,355,253)		$5,337,399
Other Assets & Liabilities, net - (2.1)%		(108,633)
Total Net Assets - 100.0%		$5,228,766

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Purchased†
Russell 2000 Index Mini Futures Contracts	5	Jun 2025	$506,775	$(8,446)

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements††
Barclays Bank plc	Russell 2000 Index	Pay	5.09% (SOFR + 0.75%)	At Maturity	06/26/25	414	$833,406	$(25,649)
BNP Paribas	Russell 2000 Index	Pay	4.88% (Federal Funds Rate + 0.55%)	At Maturity	06/26/25	589	1,184,898	(36,468)
Goldman Sachs International	Russell 2000 Index	Pay	4.68% (Federal Funds Rate + 0.35%)	At Maturity	06/25/25	979	1,969,085	(80,654)
							$3,987,389	$(142,771)

198 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	March 31, 2025
RUSSELL 2000® 1.5x STRATEGY FUND

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
[1]	All or a portion of this security is on loan at March 31, 2025 — See Note 7.
[2]	Affiliated issuer.
[3]	All or a portion of this security is pledged as equity index swap collateral at March 31, 2025.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	All or a portion of this security is pledged as futures collateral at March 31, 2025.
[6]	Repurchase Agreements — See Note 6.
[7]	Securities lending collateral — See Note 7.
[8]	Rate indicated is the 7-day yield as of March 31, 2025.
plc — Public Limited Company
REIT — Real Estate Investment Trust
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices		Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$3,332,200		$—	$—	*	$3,332,200
Warrant	—	*	—	—		—
Rights	—	*	—	—	*	—
Mutual Funds	1,199,152		—	—		1,199,152
U.S. Treasury Bills	—		89,548	—		89,548
Repurchase Agreements	—		690,206	—		690,206
Securities Lending Collateral	26,293		—	—		26,293
Total Assets	$4,557,645		$779,754	$—		$5,337,399

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$8,446	$—	$—	$8,446
Equity Index Swap Agreements**	—	142,771	—	142,771
Total Liabilities	$8,446	$142,771	$—	$151,217

*	Security has a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 199

SCHEDULE OF INVESTMENTS (concluded)	March 31, 2025
RUSSELL 2000® 1.5x STRATEGY FUND

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short-term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2024 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000139834424022509/fp0090292-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the year ended March 31, 2025, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/24	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/25	Shares 03/31/25	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$630,196	$—	$—	$—	$6,661	$636,857	25,618	$35,799
Guggenheim Ultra Short Duration Fund — Institutional Class	555,568	—	—	—	6,727	562,295	56,061	27,934
	$1,185,764	$—	$—	$—	$13,388	$1,199,152		$63,733

200 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RUSSELL 2000® 1.5x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2025

Assets:
Investments in unaffiliated issuers, at value - including $24,565 of securities loaned (cost $3,481,675)	$3,448,041
Investments in affiliated issuers, at value (cost $1,183,372)	1,199,152
Repurchase agreements, at value (cost $690,206)	690,206
Cash	73
Segregated cash with broker	46,227
Receivables:
Fund shares sold	27,570
Dividends	8,086
Securities sold	156
Securities lending income	86
Interest	84
Total assets	5,419,681

Liabilities:
Unrealized depreciation on OTC swap agreements	142,771
Payable for:
Return of securities lending collateral	26,293
Swap settlement	4,651
Management fees	3,760
Variation margin on futures contracts	2,500
Transfer agent fees	2,420
Distribution and service fees	1,081
Portfolio accounting and administration fees	226
Trustees’ fees*	67
Fund shares redeemed	15
Miscellaneous	7,131
Total liabilities	190,915
Net assets	$5,228,766

Net assets consist of:
Paid in capital	$8,522,234
Total distributable earnings (loss)	(3,293,468)
Net assets	$5,228,766
Class A:
Net assets	$931,797
Capital shares outstanding	19,348
Net asset value per share	$48.16
Maximum offering price per share (Net asset value divided by 95.25%)	$50.56
Class C:
Net assets	$9,537
Capital shares outstanding	278
Net asset value per share	$34.31
Class H:
Net assets	$4,287,432
Capital shares outstanding	89,615
Net asset value per share	$47.84

STATEMENT OF OPERATIONS
Year Ended March 31, 2025

Investment Income:
Dividends from securities of unaffiliated issuers (net of foreign withholding tax of $138)	$48,861
Dividends from securities of affiliated issuers	63,733
Interest	72,599
Income from securities lending, net	1,282
Total investment income	186,475

Expenses:
Management fees	60,017
Distribution and service fees:
Class A	2,540
Class C	246
Class H	14,071
Transfer agent fees	14,520
Portfolio accounting and administration fees	10,173
Registration fees	7,913
Professional fees	2,996
Interest expense	1,584
Custodian fees	1,049
Trustees’ fees*	708
Line of credit fees	59
Miscellaneous	4,408
Total expenses	120,284
Less:
Expenses reimbursed by Adviser	(6,670)
Expenses waived by Adviser	(1,396)
Total waived/reimbursed expenses	(8,066)
Net expenses	112,218
Net investment income	74,257

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	140,240
Swap agreements	(379,622)
Futures contracts	(145,900)
Net realized loss	(385,282)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(284,973)
Investments in affiliated issuers	13,388
Swap agreements	(342,741)
Futures contracts	(21,519)
Net change in unrealized appreciation (depreciation)	(635,845)
Net realized and unrealized loss	(1,021,127)
Net decrease in net assets resulting from operations	$(946,870)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 201

RUSSELL 2000® 1.5x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended March 31, 2025	Year Ended March 31, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment income	$74,257	$86,505
Net realized gain (loss) on investments	(385,282)	638,902
Net change in unrealized appreciation (depreciation) on investments	(635,845)	781,468
Net increase (decrease) in net assets resulting from operations	(946,870)	1,506,875

Distributions to shareholders:
Class A	(13,953)	(1,949)
Class C	(187)	(43)
Class H	(83,177)	(12,432)
Total distributions to shareholders	(97,317)	(14,424)

Capital share transactions:
Proceeds from sale of shares
Class A	140,218	207,195
Class C	14,182	524,610
Class H	7,405,182	3,917,573
Distributions reinvested
Class A	13,482	1,880
Class C	187	43
Class H	82,955	12,382
Cost of shares redeemed
Class A	(57,091)	(303,541)
Class C	(134,719)	(437,323)
Class H	(8,313,410)	(4,495,631)
Net decrease from capital share transactions	(849,014)	(572,812)
Net increase (decrease) in net assets	(1,893,201)	919,639

Net assets:
Beginning of year	7,121,967	6,202,328
End of year	$5,228,766	$7,121,967

Capital share activity:
Shares sold
Class A	2,269	4,576
Class C	378	14,942
Class H	125,316	88,623
Shares issued from reinvestment of distributions
Class A	218	41
Class C	4	1
Class H	1,350	270
Shares redeemed
Class A	(1,053)	(6,512)
Class C	(3,512)	(12,255)
Class H	(147,108)	(99,091)
Net decrease in shares	(22,138)	(9,405)

202 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RUSSELL 2000® 1.5x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class A	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$54.91	$44.36	$56.57	$101.22	$39.16
Income (loss) from investment operations:
Net investment income (loss)[a]	.62	.61	.22	(1.02)	(.94)
Net gain (loss) on investments (realized and unrealized)	(6.64)	10.05	(12.43)	(7.02)	63.25
Total from investment operations	(6.02)	10.66	(12.21)	(8.04)	62.31
Less distributions from:
Net investment income	(.73)	(.11)	—	—	(.25)
Net realized gains	—	—	—	(36.61)	—
Total distributions	(.73)	(.11)	—	(36.61)	(.25)
Net asset value, end of period	$48.16	$54.91	$44.36	$56.57	$101.22

Total Return[b]	(11.26%)	24.07%	(21.58%)	(11.85%)	159.26%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$932	$984	$879	$1,268	$1,749
Ratios to average net assets:
Net investment income (loss)	1.12%	1.32%	0.48%	(1.18%)	(1.40%)
Total expenses[c]	1.80%	1.77%	1.75%	1.71%	1.79%
Net expenses[d]	1.68%	1.67%	1.69%	1.68%	1.77%
Portfolio turnover rate	10%	8%	9%	62%	—

Class C	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$39.56	$32.26	$41.41	$84.58	$32.98
Income (loss) from investment operations:
Net investment income (loss)[a]	.17	.29	(.09)	(1.28)	(1.27)
Net gain (loss) on investments (realized and unrealized)	(4.69)	7.12	(9.06)	(5.28)	53.12
Total from investment operations	(4.52)	7.41	(9.15)	(6.56)	51.85
Less distributions from:
Net investment income	(.73)	(.11)	—	—	(.25)
Net realized gains	—	—	—	(36.61)	—
Total distributions	(.73)	(.11)	—	(36.61)	(.25)
Net asset value, end of period	$34.31	$39.56	$32.26	$41.41	$84.58

Total Return[b]	(11.94%)	23.13%	(22.10%)	(12.52%)	157.38%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$10	$135	$23	$35	$75
Ratios to average net assets:
Net investment income (loss)	.46%	0.82%	(0.27%)	(1.93%)	(2.16%)
Total expenses[c]	2.48%	2.49%	2.50%	2.46%	2.52%
Net expenses[d]	2.35%	2.38%	2.44%	2.43%	2.50%
Portfolio turnover rate	10%	8%	9%	62%	—

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 203

RUSSELL 2000® 1.5x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class H	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$54.55	$44.08	$56.20	$100.81	$39.00
Income (loss) from investment operations:
Net investment income (loss)[a]	.62	.61	.21	(.98)	(.98)
Net gain (loss) on investments (realized and unrealized)	(6.60)	9.97	(12.33)	(7.02)	63.04
Total from investment operations	(5.98)	10.58	(12.12)	(8.00)	62.06
Less distributions from:
Net investment income	(.73)	(.11)	—	—	(.25)
Net realized gains	—	—	—	(36.61)	—
Total distributions	(.73)	(.11)	—	(36.61)	(.25)
Net asset value, end of period	$47.84	$54.55	$44.08	$56.20	$100.81

Total Return	(11.26%)	24.07%	(21.57%)	(11.86%)	159.27%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,287	$6,004	$5,300	$8,683	$9,482
Ratios to average net assets:
Net investment income (loss)	1.12%	1.34%	0.46%	(1.17%)	(1.42%)
Total expenses[c]	1.80%	1.77%	1.75%	1.71%	1.78%
Net expenses[d]	1.68%	1.67%	1.69%	1.68%	1.76%
Portfolio turnover rate	10%	8%	9%	62%	—

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]	Total return does not reflect the impact of any applicable sales charges.
[c]	Does not include expenses of the underlying funds in which the Fund invests.
[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

204 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS	March 31, 2025
RUSSELL 2000® FUND

	Shares	Value
COMMON STOCKS† - 48.4%

Financial - 12.6%
FTAI Aviation Ltd.	235	$26,092
SouthState Corp.	226	20,977
Mr Cooper Group, Inc.*	146	17,462
UMB Financial Corp.	158	15,974
Old National Bancorp	728	15,426
Terreno Realty Corp. REIT	225	14,224
Jackson Financial, Inc. — Class A	169	14,159
Essent Group Ltd.	241	13,911
Hamilton Lane, Inc. — Class A	90	13,380
Essential Properties Realty Trust, Inc. REIT	406	13,252
Selective Insurance Group, Inc.	141	12,907
Cadence Bank	421	12,782
CareTrust REIT, Inc.	438	12,518
Ryman Hospitality Properties, Inc. REIT	136	12,436
Home BancShares, Inc.	431	12,184
Glacier Bancorp, Inc.	264	11,674
Radian Group, Inc.	345	11,409
Kite Realty Group Trust REIT	502	11,230
Independence Realty Trust, Inc. REIT	523	11,103
First Financial Bankshares, Inc.	301	10,812
American Healthcare REIT, Inc.	352	10,666
United Bankshares, Inc.	306	10,609
Hancock Whitney Corp.	201	10,542
Phillips Edison & Company, Inc. REIT	284	10,363
Macerich Co. REIT	577	9,907
Piper Sandler Cos.	40	9,906
CNO Financial Group, Inc.	236	9,829
Valley National Bancorp	1,096	9,743
ServisFirst Bancshares, Inc.	117	9,664
Enstar Group Ltd.*	29	9,639
SL Green Realty Corp. REIT	166	9,578
Sabra Health Care REIT, Inc.	547	9,556
Moelis & Co. — Class A	163	9,513
MARA Holdings, Inc.*,1	789	9,074
Ameris Bancorp	152	8,751
Associated Banc-Corp.	381	8,584
Upstart Holdings, Inc.*	185	8,516
Tanger, Inc. REIT	251	8,481
Palomar Holdings, Inc.*	60	8,225
PotlatchDeltic Corp. REIT	182	8,212
Axos Financial, Inc.*	126	8,130
StepStone Group, Inc. — Class A	154	8,043
Blackstone Mortgage Trust, Inc. — Class A REIT	402	8,040
Texas Capital Bancshares, Inc.*	107	7,993
HA Sustainable Infrastructure Capital, Inc.	272	7,953
International Bancshares Corp.	125	7,883
United Community Banks, Inc.	277	7,792
StoneX Group, Inc.*	102	7,791
Fulton Financial Corp.	420	7,598
BGC Group, Inc. — Class A	822	7,538
PJT Partners, Inc. — Class A	54	7,446
Compass, Inc. — Class A*	852	7,438
Broadstone Net Lease, Inc. REIT	436	7,429
Eastern Bankshares, Inc.	446	7,314
National Health Investors, Inc. REIT	99	7,312
First BanCorp	374	7,170
COPT Defense Properties REIT	260	7,090
Baldwin Insurance Group, Inc. — Class A*	157	7,016
WSFS Financial Corp.	135	7,002
Genworth Financial, Inc. — Class A*	980	6,948
Community Financial System, Inc.	121	6,880
Flagstar Financial, Inc.	587	6,821
Apple Hospitality REIT, Inc.	527	6,804
Cathay General Bancorp	157	6,756
NMI Holdings, Inc. — Class A*	181	6,525
Atlantic Union Bankshares Corp.	207	6,446
Four Corners Property Trust, Inc. REIT	223	6,400
Bank of Hawaii Corp.	92	6,345
Walker & Dunlop, Inc.	74	6,317
WesBanco, Inc.	202	6,254
McGrath RentCorp	56	6,238
PennyMac Financial Services, Inc.	62	6,207
Independent Bank Corp.	98	6,140
Goosehead Insurance, Inc. — Class A	52	6,139
Burford Capital Ltd.	463	6,116
Douglas Emmett, Inc. REIT	374	5,984
BankUnited, Inc.	172	5,924
Simmons First National Corp. — Class A	287	5,892
Bread Financial Holdings, Inc.	117	5,859
LXP Industrial Trust REIT	672	5,813
Enova International, Inc.*	60	5,794
CVB Financial Corp.	312	5,760
Artisan Partners Asset Management, Inc. — Class A	146	5,709
Acadia Realty Trust REIT	271	5,677
Victory Capital Holdings, Inc. — Class A	97	5,613
Bancorp, Inc.*	106	5,601
TowneBank	163	5,573
First Financial Bancorp	223	5,571
First Merchants Corp.	137	5,540
Urban Edge Properties REIT	291	5,529
Curbline Properties Corp. REIT	224	5,419
Cushman & Wakefield plc*	530	5,417
Outfront Media, Inc. REIT	334	5,391
First Interstate BancSystem, Inc. — Class A	187	5,358
WaFd, Inc.	187	5,344
InvenTrust Properties Corp. REIT	179	5,257
Cohen & Steers, Inc.	65	5,216
Banner Corp.	81	5,165
BancFirst Corp.	47	5,164
Park National Corp.	34	5,148
Seacoast Banking Corporation of Florida	199	5,120
Riot Platforms, Inc.*	719	5,119
Provident Financial Services, Inc.	297	5,100
Arbor Realty Trust, Inc. REIT	426	5,005
Trustmark Corp.	143	4,932
Renasant Corp.	143	4,852
Pacific Premier Bancorp, Inc.	226	4,818
NBT Bancorp, Inc.	109	4,676

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 205

SCHEDULE OF INVESTMENTS (continued)	March 31, 2025
RUSSELL 2000® FUND

	Shares	Value
Skyward Specialty Insurance Group, Inc.*	88	$4,657
Stewart Information Services Corp.	64	4,566
Banc of California, Inc.	321	4,555
Enterprise Financial Services Corp.	84	4,514
Sunstone Hotel Investors, Inc. REIT	464	4,366
Cleanspark, Inc.*,1	638	4,287
First Busey Corp.	197	4,255
OFG Bancorp	104	4,162
Horace Mann Educators Corp.	97	4,145
Stock Yards Bancorp, Inc.	60	4,144
Bank of NT Butterfield & Son Ltd.	105	4,087
Pathward Financial, Inc.	56	4,085
City Holding Co.	34	3,994
St. Joe Co.	85	3,991
Farmer Mac — Class C	21	3,938
FB Financial Corp.	84	3,894
Lemonade, Inc.*	123	3,866
SiriusPoint Ltd.*	222	3,838
First Bancorp	94	3,773
Newmark Group, Inc. — Class A	310	3,773
Global Net Lease, Inc. REIT	464	3,731
First Commonwealth Financial Corp.	238	3,699
DiamondRock Hospitality Co. REIT	479	3,698
Nelnet, Inc. — Class A	33	3,661
Getty Realty Corp. REIT	117	3,648
Northwest Bancshares, Inc.	300	3,606
Elme Communities REIT	207	3,602
Innovative Industrial Properties, Inc. REIT	66	3,570
Mercury General Corp.	63	3,522
Customers Bancorp, Inc.*	70	3,514
Lakeland Financial Corp.	59	3,507
Nicolet Bankshares, Inc.	32	3,487
LTC Properties, Inc. REIT	98	3,474
Hilltop Holdings, Inc.	110	3,350
S&T Bancorp, Inc.	90	3,335
National Bank Holdings Corp. — Class A	87	3,329
Two Harbors Investment Corp. REIT	245	3,273
Pagseguro Digital Ltd. — Class A*	426	3,250
Stellar Bancorp, Inc.	116	3,209
Veris Residential, Inc. REIT	185	3,130
UMH Properties, Inc. REIT	167	3,123
Veritex Holdings, Inc.	124	3,096
JBG SMITH Properties REIT	192	3,093
Westamerica BanCorp	61	3,088
Apollo Commercial Real Estate Finance, Inc. REIT	320	3,062
Ladder Capital Corp. — Class A REIT	268	3,058
Triumph Financial, Inc.*	52	3,006
PennyMac Mortgage Investment Trust REIT	205	3,003
TriCo Bancshares	75	2,998
Core Scientific, Inc.*	413	2,990
Alexander & Baldwin, Inc. REIT	172	2,964
Employers Holdings, Inc.	58	2,937
Compass Diversified Holdings	157	2,931
Trupanion, Inc.*	78	2,907
Sandy Spring Bancorp, Inc.	104	2,907
Apartment Investment and Management Co. — Class A REIT	328	2,886
NETSTREIT Corp. REIT	181	2,869
Hope Bancorp, Inc.	273	2,858
Pebblebrook Hotel Trust REIT	282	2,857
HCI Group, Inc.	19	2,835
Xenia Hotels & Resorts, Inc. REIT	240	2,822
ProAssurance Corp.*	120	2,802
Uniti Group, Inc. REIT*	554	2,792
QCR Holdings, Inc.	39	2,781
WisdomTree, Inc.	311	2,774
Safety Insurance Group, Inc.	35	2,761
Virtus Investment Partners, Inc.	16	2,758
RLJ Lodging Trust REIT	347	2,738
LendingClub Corp.*	259	2,673
Root, Inc. — Class A*	20	2,669
Berkshire Hills Bancorp, Inc.	101	2,635
1st Source Corp.	43	2,572
Dynex Capital, Inc. REIT	195	2,539
Redfin Corp.*	275	2,533
Ellington Financial, Inc. REIT	190	2,519
German American Bancorp, Inc.	67	2,512
MFA Financial, Inc. REIT	241	2,473
Franklin BSP Realty Trust, Inc. REIT	194	2,472
Centerspace REIT	38	2,460
Coastal Financial Corp.*	27	2,441
Cannae Holdings, Inc.	133	2,438
Chimera Investment Corp. REIT	190	2,438
First Bancshares, Inc.	72	2,434
Peoples Bancorp, Inc.	82	2,432
Empire State Realty Trust, Inc. — Class A REIT	311	2,432
Easterly Government Properties, Inc. REIT	229	2,427
Preferred Bank/Los Angeles CA	29	2,426
Origin Bancorp, Inc.	69	2,392
AMERISAFE, Inc.	45	2,365
Enact Holdings, Inc.	68	2,363
Dime Community Bancshares, Inc.	84	2,342
Kennedy-Wilson Holdings, Inc.	268	2,326
Bank First Corp.	23	2,317
OceanFirst Financial Corp.	136	2,313
Safehold, Inc. REIT	122	2,284
American Assets Trust, Inc. REIT	113	2,276
Brookline Bancorp, Inc.	208	2,267
Perella Weinberg Partners	122	2,245
ARMOUR Residential REIT, Inc.	130	2,223
Hut 8 Corp.*	191	2,219
Live Oak Bancshares, Inc.	82	2,186
Navient Corp.	172	2,172
Piedmont Office Realty Trust, Inc. — Class A REIT	291	2,145
NexPoint Residential Trust, Inc. REIT	53	2,095
ConnectOne Bancorp, Inc.	85	2,066
Southside Bancshares, Inc.	68	1,969
Heritage Financial Corp.	80	1,946
Univest Financial Corp.	68	1,928

206 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	March 31, 2025
RUSSELL 2000® FUND

	Shares	Value
Hamilton Insurance Group Ltd. — Class B*	93	$1,928
Byline Bancorp, Inc.	73	1,910
Ready Capital Corp. REIT[1]	374	1,904
Marcus & Millichap, Inc.	55	1,895
Tompkins Financial Corp.	30	1,889
eXp World Holdings, Inc.	193	1,887
Encore Capital Group, Inc.*	55	1,885
First Mid Bancshares, Inc.	54	1,885
Redwood Trust, Inc. REIT	310	1,882
PRA Group, Inc.*	91	1,876
Fidelis Insurance Holdings Ltd.	114	1,847
Paramount Group, Inc. REIT*	427	1,836
Community Trust Bancorp, Inc.	36	1,813
Amerant Bancorp, Inc.	86	1,775
Brandywine Realty Trust REIT	392	1,748
Burke & Herbert Financial Services Corp.	31	1,739
Old Second Bancorp, Inc.	103	1,714
Whitestone REIT — Class B REIT	117	1,705
Central Pacific Financial Corp.	63	1,704
BrightSpire Capital, Inc. REIT	305	1,696
Terawulf, Inc.*	619	1,690
NB Bancorp, Inc.*	92	1,662
Acadian Asset Management, Inc.	64	1,655
Capitol Federal Financial, Inc.	292	1,635
Brookfield Business Corp. — Class A	61	1,624
Hanmi Financial Corp.	71	1,609
Mercantile Bank Corp.	37	1,607
F&G Annuities & Life, Inc.	44	1,586
Dave, Inc.*	19	1,571
Merchants Bancorp	42	1,554
Plymouth Industrial REIT, Inc.	95	1,548
Horizon Bancorp, Inc.	102	1,538
First Community Bankshares, Inc.	40	1,508
Bowhead Specialty Holdings, Inc.*	37	1,504
KKR Real Estate Finance Trust, Inc. REIT	139	1,501
Patria Investments Ltd. — Class A	132	1,490
Eagle Bancorp, Inc.	70	1,470
Independent Bank Corp.	47	1,447
United Fire Group, Inc.	49	1,444
SITE Centers Corp. REIT	112	1,438
Tiptree, Inc. — Class A	59	1,421
Metropolitan Bank Holding Corp.*	25	1,400
New York Mortgage Trust, Inc. REIT	214	1,389
Business First Bancshares, Inc.	57	1,388
CBL & Associates Properties, Inc. REIT	52	1,382
Camden National Corp.	34	1,376
Northeast Bank	15	1,373
Orchid Island Capital, Inc. REIT	182	1,369
Armada Hoffler Properties, Inc. REIT	182	1,367
TrustCo Bank Corporation NY	44	1,341
Equity Bancshares, Inc. — Class A	34	1,340
Summit Hotel Properties, Inc. REIT	247	1,336
Heritage Commerce Corp.	140	1,333
Universal Insurance Holdings, Inc.	56	1,327
GCM Grosvenor, Inc. — Class A	100	1,323
First Financial Corp.	27	1,322
Orrstown Financial Services, Inc.	44	1,320
Gladstone Commercial Corp. REIT	87	1,303
MidWestOne Financial Group, Inc.	44	1,303
CTO Realty Growth, Inc. REIT	67	1,294
Esquire Financial Holdings, Inc.	17	1,281
Global Medical REIT, Inc. REIT	143	1,251
Washington Trust Bancorp, Inc.	40	1,234
Universal Health Realty Income Trust REIT	30	1,229
Metrocity Bankshares, Inc.	44	1,213
Republic Bancorp, Inc. — Class A	19	1,213
Diversified Healthcare Trust REIT	505	1,212
Amalgamated Financial Corp.	42	1,207
LendingTree, Inc.*	24	1,207
Hippo Holdings, Inc.*	47	1,201
HomeTrust Bancshares, Inc.	35	1,200
Community Healthcare Trust, Inc. REIT	64	1,162
Farmland Partners, Inc. REIT	104	1,160
Capital City Bank Group, Inc.	32	1,151
SmartFinancial, Inc.	37	1,150
Southern Missouri Bancorp, Inc.	22	1,144
TPG RE Finance Trust, Inc. REIT	139	1,133
P10, Inc. — Class A	96	1,128
Farmers National Banc Corp.	86	1,122
Invesco Mortgage Capital, Inc. REIT	141	1,112
Peapack-Gladstone Financial Corp.	39	1,108
Great Southern Bancorp, Inc.	20	1,107
NET Lease Office Properties REIT*	35	1,098
CNB Financial Corp.	49	1,090
Five Star Bancorp	39	1,084
Peakstone Realty Trust REIT	86	1,084
Cipher Mining, Inc.*	468	1,076
FTAI Infrastructure, Inc.	237	1,074
Selectquote, Inc.*	315	1,052
Alexander’s, Inc. REIT	5	1,046
Bar Harbor Bankshares	35	1,033
Arrow Financial Corp.	39	1,025
World Acceptance Corp.*	8	1,012
Service Properties Trust REIT	382	997
Northfield Bancorp, Inc.	90	982
Alerus Financial Corp.	53	978
Peoples Financial Services Corp.	22	978
Shore Bancshares, Inc.	72	975
One Liberty Properties, Inc. REIT	37	972
Columbia Financial, Inc.*	64	960
Northrim BanCorp, Inc.	13	952
Hingham Institution For Savings	4	951
Hudson Pacific Properties, Inc. REIT*	322	950
International Money Express, Inc.*	75	947
HarborOne Bancorp, Inc.	90	933
South Plains Financial, Inc.	28	927
Mid Penn Bancorp, Inc.	35	907
Saul Centers, Inc. REIT	25	902
Third Coast Bancshares, Inc.*	27	901
Financial Institutions, Inc.	36	899
FRP Holdings, Inc.*	31	886

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 207

SCHEDULE OF INVESTMENTS (continued)	March 31, 2025
RUSSELL 2000® FUND

	Shares	Value
Greenlight Capital Re Ltd. — Class A*	65	$881
Carter Bankshares, Inc.*	54	874
Sierra Bancorp	31	864
Diamond Hill Investment Group, Inc.	6	857
Enterprise Bancorp, Inc.	22	856
First Business Financial Services, Inc.	18	849
Real Brokerage, Inc.*	205	832
Ambac Financial Group, Inc.*	95	831
Gladstone Land Corp. REIT	79	831
Flushing Financial Corp.	65	826
Midland States Bancorp, Inc.	48	822
California BanCorp*	57	817
Bank of Marin Bancorp	37	817
Chatham Lodging Trust REIT	114	813
Kearny Financial Corp.	129	808
ACNB Corp.	19	782
Heritage Insurance Holdings, Inc.*	54	779
Anywhere Real Estate, Inc.*	231	769
Home Bancorp, Inc.	17	762
Guaranty Bancshares, Inc.	19	761
West BanCorp, Inc.	38	758
Claros Mortgage Trust, Inc. REIT*	203	757
NerdWallet, Inc. — Class A*	83	751
Postal Realty Trust, Inc. — Class A REIT	52	743
First Bank/Hamilton NJ	50	741
Community West Bancshares	40	739
Investors Title Co.	3	723
Farmers & Merchants Bancorp Incorporated/Archbold OH	30	717
Southern States Bancshares, Inc.	20	715
Donegal Group, Inc. — Class A	36	707
Citizens & Northern Corp.	35	704
Civista Bancshares, Inc.	36	703
Unity Bancorp, Inc.	17	692
First Foundation, Inc.	132	685
Northeast Community Bancorp, Inc.	29	680
HBT Financial, Inc.	30	672
Atlanticus Holdings Corp.*	13	665
American Coastal Insurance Corp.	57	659
Legacy Housing Corp.*	26	656
Bridgewater Bancshares, Inc.*	47	653
Citizens Financial Services, Inc.	11	639
Colony Bankcorp, Inc.	39	630
BayCom Corp.	25	629
RBB Bancorp	38	627
Capital Bancorp, Inc.	22	623
First Bancorp, Inc.	25	618
First of Long Island Corp.	50	617
NewtekOne, Inc.	51	610
Regional Management Corp.	20	602
RMR Group, Inc. — Class A	36	599
Southern First Bancshares, Inc.*	18	593
Chicago Atlantic Real Estate Finance, Inc. REIT	40	588
Ares Commercial Real Estate Corp. REIT	126	583
Ponce Financial Group, Inc.*	46	583
FS Bancorp, Inc.	15	570
Bit Digital, Inc.*	282	570
Red River Bancshares, Inc.	11	568
Plumas Bancorp	13	563
Orange County Bancorp, Inc.	24	561
Timberland Bancorp, Inc.	18	543
Industrial Logistics Properties Trust REIT	154	530
MBIA, Inc.*	105	523
ChoiceOne Financial Services, Inc.	18	518
Waterstone Financial, Inc.	38	511
First Internet Bancorp	19	509
HomeStreet, Inc.*	43	505
Alpine Income Property Trust, Inc. REIT	30	502
AG Mortgage Investment Trust, Inc. REIT	68	496
John Marshall Bancorp, Inc.	30	496
PCB Bancorp	26	486
Onity Group, Inc.*	15	485
City Office REIT, Inc.	92	477
Middlefield Banc Corp.	17	475
Parke Bancorp, Inc.	25	471
Primis Financial Corp.	48	469
MVB Financial Corp.	27	468
USCB Financial Holdings, Inc.	25	464
BRT Apartments Corp. REIT	27	459
Fidelity D&D Bancorp, Inc.	11	458
Bankwell Financial Group, Inc.	15	453
LCNB Corp.	30	444
Blue Foundry Bancorp*	47	432
Provident Bancorp, Inc.*	37	425
FrontView REIT, Inc.	33	422
FVCBankcorp, Inc.*	39	412
Crawford & Co. — Class A	36	411
Norwood Financial Corp.	17	411
Greene County Bancorp, Inc.	17	410
Franklin Street Properties Corp. REIT	230	409
OppFi, Inc.	43	400
Oak Valley Bancorp	16	399
Virginia National Bankshares Corp.	11	397
Velocity Financial, Inc.*	21	393
Investar Holding Corp.	22	387
Braemar Hotels & Resorts, Inc. REIT	155	386
First Financial Northwest, Inc.	17	385
Medallion Financial Corp.	44	383
ESSA Bancorp, Inc.	20	377
Seven Hills Realty Trust REIT	30	375
First Western Financial, Inc.*	19	373
Ames National Corp.	21	368
Silvercrest Asset Management Group, Inc. — Class A	22	360
LINKBANCORP, Inc.	52	353
RE/MAX Holdings, Inc. — Class A*	42	352
Sky Harbour Group Corp.*	27	351
Bank7 Corp.	9	349
National Bankshares, Inc.	13	346
BCB Bancorp, Inc.	35	345
Chemung Financial Corp.	7	333

208 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	March 31, 2025
RUSSELL 2000® FUND

	Shares	Value
Maui Land & Pineapple Company, Inc.*	18	$316
Pioneer Bancorp, Inc.*	27	316
Granite Point Mortgage Trust, Inc. REIT	119	309
Princeton Bancorp, Inc.	10	306
NexPoint Diversified Real Estate Trust REIT	78	299
Nexpoint Real Estate Finance, Inc. REIT	19	291
Orion Properties, Inc. REIT	132	282
James River Group Holdings Ltd.	65	273
Peoples Bancorp of North Carolina, Inc.	10	272
Angel Oak Mortgage REIT, Inc.	28	267
Star Holdings*	31	264
NI Holdings, Inc.*	18	257
AlTi Global, Inc.*	81	246
Kingsway Financial Services, Inc.*	30	238
Stratus Properties, Inc.*	13	231
Advanced Flower Capital, Inc. REIT	40	223
B Riley Financial, Inc.*	48	186
Consumer Portfolio Services, Inc.*	20	173
Paysign, Inc.*	78	165
Strawberry Fields REIT, Inc.	13	155
Forge Global Holdings, Inc.*	271	152
Sunrise Realty Trust, Inc. REIT	13	144
GoHealth, Inc. — Class A*	11	135
SWK Holdings Corp.*	7	122
Maiden Holdings Ltd.*	207	118
Clipper Realty, Inc. REIT	28	108
Resolute Holdings Management, Inc.*	3	94
Transcontinental Realty Investors, Inc.*	3	84
Roadzen, Inc.*	41	43
Offerpad Solutions, Inc.*	25	41
American Realty Investors, Inc.*	3	33
Total Financial		1,445,824

Consumer, Non-cyclical - 11.4%
Sprouts Farmers Market, Inc.*	233	35,565
Insmed, Inc.*	399	30,440
Corcept Therapeutics, Inc.*	187	21,359
Halozyme Therapeutics, Inc.*	289	18,441
HealthEquity, Inc.*	199	17,586
Ensign Group, Inc.	128	16,563
Primo Brands Corp. — Class A	461	16,361
Lantheus Holdings, Inc.*	159	15,518
Merit Medical Systems, Inc.*	132	13,954
Revolution Medicines, Inc.*	394	13,932
Madrigal Pharmaceuticals, Inc.*	42	13,912
Option Care Health, Inc.*	397	13,875
Blueprint Medicines Corp.*	147	13,011
TG Therapeutics, Inc.*	323	12,736
Stride, Inc.*	98	12,397
Alkermes plc*	372	12,283
Guardant Health, Inc.*	278	11,843
Bridgebio Pharma, Inc.*	325	11,235
Glaukos Corp.*	113	11,121
Vaxcyte, Inc.*	287	10,837
Cytokinetics, Inc.*	264	10,610
ADMA Biologics, Inc.*	531	10,535
Krystal Biotech, Inc.*	57	10,277
Axsome Therapeutics, Inc.*	86	10,030
Prestige Consumer Healthcare, Inc.*	115	9,887
Integer Holdings Corp.*	77	9,087
PTC Therapeutics, Inc.*	176	8,969
Adtalem Global Education, Inc.*	87	8,756
Herc Holdings, Inc.	65	8,728
Brink’s Co.	101	8,702
Cal-Maine Foods, Inc.	95	8,636
Verra Mobility Corp.*	381	8,576
CBIZ, Inc.*	111	8,420
GEO Group, Inc.*	285	8,325
Korn Ferry	119	8,072
Lancaster Colony Corp.	45	7,875
WD-40 Co.	32	7,808
Avidity Biosciences, Inc.*	263	7,764
RadNet, Inc.*	153	7,607
iRhythm Technologies, Inc.*	72	7,537
Simply Good Foods Co.*	215	7,415
Insperity, Inc.	83	7,406
Haemonetics Corp.*	115	7,308
Remitly Global, Inc.*	342	7,114
SpringWorks Therapeutics, Inc.*	159	7,017
Akero Therapeutics, Inc.*	172	6,963
ICU Medical, Inc.*	50	6,943
Crinetics Pharmaceuticals, Inc.*	207	6,943
CorVel Corp.*	62	6,942
StoneCo Ltd. — Class A*	662	6,938
ABM Industries, Inc.	144	6,820
Rhythm Pharmaceuticals, Inc.*	127	6,727
Graham Holdings Co. — Class B	7	6,726
Arcellx, Inc.*	102	6,691
Protagonist Therapeutics, Inc.*	138	6,674
Catalyst Pharmaceuticals, Inc.*	264	6,402
Laureate Education, Inc. — Class A*	307	6,278
Oscar Health, Inc. — Class A*	473	6,201
Alarm.com Holdings, Inc.*	110	6,121
PROCEPT BioRobotics Corp.*	103	6,001
Scholar Rock Holding Corp.*	186	5,980
TriNet Group, Inc.	75	5,943
Huron Consulting Group, Inc.*	41	5,881
Nuvalent, Inc. — Class A*	82	5,815
Alight, Inc. — Class A	971	5,758
Patterson Companies, Inc.	182	5,686
Concentra Group Holdings Parent, Inc.	259	5,620
Amicus Therapeutics, Inc.*	679	5,541
EVERTEC, Inc.	147	5,405
Twist Bioscience Corp.*	137	5,379
Veracyte, Inc.*	181	5,367
CoreCivic, Inc.*	257	5,215
Vericel Corp.*	115	5,131
LivaNova plc*	129	5,067
TransMedics Group, Inc.*	74	4,979
Inter Parfums, Inc.	43	4,896
Biohaven Ltd.*	202	4,856
J & J Snack Foods Corp.	36	4,742
ACADIA Pharmaceuticals, Inc.*	282	4,684

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 209

SCHEDULE OF INVESTMENTS (continued)	March 31, 2025
RUSSELL 2000® FUND

	Shares	Value
Payoneer Global, Inc.*	627	$4,583
Chefs’ Warehouse, Inc.*	83	4,520
Novocure Ltd.*	251	4,473
Tarsus Pharmaceuticals, Inc.*	87	4,469
Marqeta, Inc. — Class A*	1,080	4,450
CONMED Corp.	73	4,408
Neogen Corp.*	505	4,378
Strategic Education, Inc.	52	4,366
Ligand Pharmaceuticals, Inc. — Class B*	41	4,311
Surgery Partners, Inc.*	181	4,299
Select Medical Holdings Corp.	255	4,259
Mirum Pharmaceuticals, Inc.*	94	4,235
Soleno Therapeutics, Inc.*	59	4,216
Beam Therapeutics, Inc.*	215	4,199
Summit Therapeutics, Inc.*	213	4,109
John Wiley & Sons, Inc. — Class A	91	4,055
Addus HomeCare Corp.*	41	4,054
Dynavax Technologies Corp.*	311	4,034
LeMaitre Vascular, Inc.	48	4,027
Denali Therapeutics, Inc.*	293	3,983
Arcutis Biotherapeutics, Inc.*	252	3,941
Agios Pharmaceuticals, Inc.*	133	3,897
LiveRamp Holdings, Inc.*	149	3,895
Perdoceo Education Corp.	154	3,878
Progyny, Inc.*	173	3,865
Supernus Pharmaceuticals, Inc.*	118	3,865
Central Garden & Pet Co. — Class A*	118	3,862
United Natural Foods, Inc.*	139	3,807
Omnicell, Inc.*	108	3,776
Edgewise Therapeutics, Inc.*	171	3,762
ICF International, Inc.	44	3,739
AtriCure, Inc.*	112	3,613
BioCryst Pharmaceuticals, Inc.*	478	3,585
Arrowhead Pharmaceuticals, Inc.*	281	3,580
Integra LifeSciences Holdings Corp.*	159	3,496
Travere Therapeutics, Inc.*	195	3,494
Edgewell Personal Care Co.	111	3,464
Andersons, Inc.	77	3,306
Apogee Therapeutics, Inc.*	88	3,288
UFP Technologies, Inc.*	16	3,227
Teladoc Health, Inc.*	404	3,216
Universal Corp.	57	3,195
Astrana Health, Inc.*	102	3,163
Ideaya Biosciences, Inc.*	192	3,145
Recursion Pharmaceuticals, Inc. — Class A*,1	587	3,105
MannKind Corp.*	617	3,104
agilon health, Inc.*	714	3,092
WK Kellogg Co.	155	3,089
Amneal Pharmaceuticals, Inc.*	368	3,084
CG oncology, Inc.*	125	3,061
Upbound Group, Inc.	126	3,019
TreeHouse Foods, Inc.*	111	3,007
Weis Markets, Inc.	39	3,005
Kymera Therapeutics, Inc.*	109	2,983
Tandem Diabetes Care, Inc.*	155	2,970
ANI Pharmaceuticals, Inc.*	44	2,946
Harmony Biosciences Holdings, Inc.*	88	2,921
Helen of Troy Ltd.*	54	2,888
NeoGenomics, Inc.*	301	2,856
Vita Coco Company, Inc.*	93	2,850
Pediatrix Medical Group, Inc.*	195	2,826
Universal Technical Institute, Inc.*	108	2,773
Brookdale Senior Living, Inc. — Class A*	443	2,773
Celldex Therapeutics, Inc.*	152	2,759
Flywire Corp.*	285	2,708
Inmode Ltd.*	152	2,696
National Healthcare Corp.	29	2,691
Ocular Therapeutix, Inc.*	367	2,690
Pacira BioSciences, Inc.*	108	2,684
Ardelyx, Inc.*	546	2,681
Amphastar Pharmaceuticals, Inc.*	91	2,638
Disc Medicine, Inc.*	53	2,631
AdaptHealth Corp.*	240	2,602
CRA International, Inc.	15	2,598
Dole plc	177	2,558
PROG Holdings, Inc.	96	2,554
Aurinia Pharmaceuticals, Inc.*	316	2,541
US Physical Therapy, Inc.	35	2,533
Vera Therapeutics, Inc.*	105	2,522
Legalzoom.com, Inc.*	292	2,514
Barrett Business Services, Inc.	60	2,469
Fresh Del Monte Produce, Inc.	80	2,466
Alphatec Holdings, Inc.*	241	2,444
Driven Brands Holdings, Inc.*	141	2,417
GeneDx Holdings Corp.*	27	2,391
Syndax Pharmaceuticals, Inc.*	194	2,383
Turning Point Brands, Inc.	40	2,377
Innoviva, Inc.*	130	2,357
Vital Farms, Inc.*	77	2,346
Immunovant, Inc.*	137	2,341
Viridian Therapeutics, Inc.*	173	2,332
Artivion, Inc.*	94	2,311
BrightSpring Health Services, Inc.*	127	2,297
Novavax, Inc.*	357	2,288
National Beverage Corp.	55	2,285
Collegium Pharmaceutical, Inc.*	76	2,269
Ingles Markets, Inc. — Class A	34	2,214
AMN Healthcare Services, Inc.*	89	2,177
Utz Brands, Inc.	154	2,168
Liquidia Corp.*	147	2,168
Coursera, Inc.*	324	2,158
Geron Corp.*	1,348	2,143
Arlo Technologies, Inc.*	217	2,142
MiMedx Group, Inc.*	280	2,128
Iovance Biotherapeutics, Inc.*	635	2,115
CareDx, Inc.*	119	2,112
Kforce, Inc.	43	2,102
RxSight, Inc.*	82	2,071
Nurix Therapeutics, Inc.*	174	2,067
STAAR Surgical Co.*	117	2,063
Herbalife Ltd.*	238	2,054

210 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	March 31, 2025
RUSSELL 2000® FUND

	Shares	Value
LifeStance Health Group, Inc.*	305	$2,031
Adaptive Biotechnologies Corp.*	273	2,028
Heidrick & Struggles International, Inc.	47	2,013
First Advantage Corp.*,1	141	1,987
Dyne Therapeutics, Inc.*	187	1,956
Kiniksa Pharmaceuticals International plc*	87	1,932
BioLife Solutions, Inc.*	84	1,919
Harrow, Inc.*	72	1,915
Pennant Group, Inc.*	75	1,886
89bio, Inc.*	259	1,883
Quanex Building Products Corp.	101	1,878
Myriad Genetics, Inc.*	211	1,872
Axogen, Inc.*	100	1,850
Cimpress plc*	40	1,809
WaVe Life Sciences Ltd.*	223	1,802
Janux Therapeutics, Inc.*	66	1,782
Xeris Biopharma Holdings, Inc.*	324	1,779
BrightView Holdings, Inc.*	137	1,759
Hackett Group, Inc.	60	1,753
Mister Car Wash, Inc.*	222	1,752
Embecta Corp.	137	1,747
Healthcare Services Group, Inc.*	173	1,744
Moneylion, Inc.*	20	1,730
Avadel Pharmaceuticals plc*	218	1,707
Intellia Therapeutics, Inc.*	235	1,671
Udemy, Inc.*	215	1,668
Xencor, Inc.*	156	1,660
Deluxe Corp.	104	1,644
Enliven Therapeutics, Inc.*	83	1,633
SpartanNash Co.	80	1,621
Owens & Minor, Inc.*	178	1,607
Evolus, Inc.*	130	1,564
Transcat, Inc.*	21	1,563
Matthews International Corp. — Class A	70	1,557
Praxis Precision Medicines, Inc.*	41	1,553
Replimune Group, Inc.*	159	1,550
Zymeworks, Inc.*	129	1,536
Avanos Medical, Inc.*	107	1,533
Anavex Life Sciences Corp.*,1	176	1,510
John B Sanfilippo & Son, Inc.	21	1,488
ARS Pharmaceuticals, Inc.*	116	1,459
Paragon 28, Inc.*	111	1,450
Cass Information Systems, Inc.	32	1,384
Vir Biotechnology, Inc.*	211	1,367
SI-BONE, Inc.*	97	1,361
Spyre Therapeutics, Inc.*	82	1,323
Orthofix Medical, Inc.*	81	1,321
Cogent Biosciences, Inc.*	216	1,294
B&G Foods, Inc.[1]	183	1,257
Carriage Services, Inc. — Class A	32	1,240
Prothena Corporation plc*	100	1,238
OPKO Health, Inc.*	738	1,225
Willdan Group, Inc.*	30	1,222
Castle Biosciences, Inc.*	61	1,221
ArriVent Biopharma, Inc.*	66	1,220
Ennis, Inc.	60	1,205
Accolade, Inc.*	172	1,201
Paysafe Ltd.*	76	1,192
Arbutus Biopharma Corp.*	340	1,187
Hertz Global Holdings, Inc.*,1	289	1,139
Repay Holdings Corp.*	204	1,136
Cross Country Healthcare, Inc.*	76	1,132
Kura Oncology, Inc.*	171	1,129
Immunome, Inc.*	164	1,104
Cytek Biosciences, Inc.*	275	1,103
Omeros Corp.*	132	1,085
Green Dot Corp. — Class A*	127	1,072
Mission Produce, Inc.*	102	1,069
Mineralys Therapeutics, Inc.*	67	1,064
KalVista Pharmaceuticals, Inc.*	92	1,062
Arvinas, Inc.*	151	1,060
Varex Imaging Corp.*	91	1,056
Sezzle, Inc.*	30	1,047
Rocket Pharmaceuticals, Inc.*	155	1,034
Enhabit, Inc.*	117	1,028
ImmunityBio, Inc.*	341	1,026
Sage Therapeutics, Inc.*	129	1,026
Phibro Animal Health Corp. — Class A	48	1,025
PACS Group, Inc.*	91	1,023
Dianthus Therapeutics, Inc.*	56	1,016
SunOpta, Inc.*	209	1,016
Monro, Inc.	70	1,013
Arcus Biosciences, Inc.*	128	1,005
iRadimed Corp.	19	997
ZipRecruiter, Inc. — Class A*	169	995
Krispy Kreme, Inc.	202	994
Lincoln Educational Services Corp.*	62	984
Metsera, Inc.*	36	980
Seneca Foods Corp. — Class A*	11	980
Surmodics, Inc.*	32	977
MGP Ingredients, Inc.	33	969
Day One Biopharmaceuticals, Inc.*	122	967
Treace Medical Concepts, Inc.*	115	965
Kelly Services, Inc. — Class A	73	961
OrthoPediatrics Corp.*	39	961
Akebia Therapeutics, Inc.*	490	941
Calavo Growers, Inc.	39	936
Cullinan Therapeutics, Inc.*	122	924
UroGen Pharma Ltd.*	80	885
Natural Grocers by Vitamin Cottage, Inc.	22	884
Honest Company, Inc.*	188	884
ACCO Brands Corp.	210	880
Hain Celestial Group, Inc.*	211	876
CorMedix, Inc.*	140	862
Trevi Therapeutics, Inc.*	136	855
AngioDynamics, Inc.*	91	855
Central Garden & Pet Co.*	23	843
Mind Medicine MindMed, Inc.*	143	837
Altimmune, Inc.*	167	835
Fulgent Genetics, Inc.*	49	828
American Public Education, Inc.*	37	826
Tourmaline Bio, Inc.*	54	821

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 211

SCHEDULE OF INVESTMENTS (continued)	March 31, 2025
RUSSELL 2000® FUND

	Shares	Value
Bioventus, Inc. — Class A*	89	$814
ORIC Pharmaceuticals, Inc.*	145	809
Niagen Bioscience, Inc.*	117	807
Community Health Systems, Inc.*	296	799
Village Super Market, Inc. — Class A	21	798
REGENXBIO, Inc.*	109	779
Theravance Biopharma, Inc.*	87	777
Tejon Ranch Co.*	49	777
LENZ Therapeutics, Inc.*	30	771
KinderCare Learning Companies, Inc.*	66	765
Verve Therapeutics, Inc.*	167	763
Ardent Health Partners, Inc.*	55	756
Pacific Biosciences of California, Inc.*,1	633	747
Tactile Systems Technology, Inc.*	56	740
Rigel Pharmaceuticals, Inc.*	41	738
Nuvation Bio, Inc.*	419	737
USANA Health Sciences, Inc.*	27	728
AnaptysBio, Inc.*	39	725
Franklin Covey Co.*	26	718
Zimvie, Inc.*	65	702
Distribution Solutions Group, Inc.*	25	700
Savara, Inc.*	251	695
Pulse Biosciences, Inc.*	43	692
Limoneira Co.	39	691
Zevra Therapeutics, Inc.*	92	689
Keros Therapeutics, Inc.*	67	683
Organogenesis Holdings, Inc.*	158	683
MaxCyte, Inc.*	247	674
Aldeyra Therapeutics, Inc.*	117	673
Aveanna Healthcare Holdings, Inc.*	123	667
Nano-X Imaging Ltd.*,1	129	644
Aura Biosciences, Inc.*	109	639
DocGo, Inc.*	240	634
Esperion Therapeutics, Inc.*,1	437	629
EyePoint Pharmaceuticals, Inc.*	114	618
Vanda Pharmaceuticals, Inc.*	134	615
Heron Therapeutics, Inc.*,1	277	609
Capricor Therapeutics, Inc.*	64	607
Bicara Therapeutics, Inc.*	46	599
Pulmonx Corp.*	89	599
SIGA Technologies, Inc.*	109	597
Viemed Healthcare, Inc.*	81	590
Cerus Corp.*	417	580
Nathan’s Famous, Inc.	6	578
Westrock Coffee Co.*	80	578
Celcuity, Inc.*	57	576
Maravai LifeSciences Holdings, Inc. — Class A*	260	575
OraSure Technologies, Inc.*	170	573
Arcturus Therapeutics Holdings, Inc.*	54	572
2seventy bio, Inc.*	115	568
Stoke Therapeutics, Inc.*	85	565
Astria Therapeutics, Inc.*	105	561
Relay Therapeutics, Inc.*	213	558
Quanterix Corp.*	85	553
MeiraGTx Holdings plc*	81	549
Atea Pharmaceuticals, Inc.*	182	544
Ceribell, Inc.*	28	538
Erasca, Inc.*	391	536
Entrada Therapeutics, Inc.*,1	58	524
Sana Biotechnology, Inc.*	312	524
Taysha Gene Therapies, Inc.*	377	524
OmniAb, Inc.*	218	523
CompoSecure, Inc. — Class A	48	522
Target Hospitality Corp.*	78	513
Mama’s Creations, Inc.*	78	508
Aquestive Therapeutics, Inc.*	175	508
Alico, Inc.	17	507
Nevro Corp.*	86	502
Performant Healthcare, Inc.*	167	494
Custom Truck One Source, Inc.*	117	494
Resources Connection, Inc.	75	491
Avita Medical, Inc.*	60	488
Ironwood Pharmaceuticals, Inc. — Class A*	327	481
Absci Corp.*	188	472
Anika Therapeutics, Inc.*	31	466
HF Foods Group, Inc.*	95	466
National Research Corp. — Class A	36	461
Compass Therapeutics, Inc.*	240	456
Utah Medical Products, Inc.	8	448
Tyra Biosciences, Inc.*	48	446
Phathom Pharmaceuticals, Inc.*	69	433
Beyond Meat, Inc.*,1	141	430
Spire Global, Inc.*	53	429
Guardian Pharmacy Services, Inc. — Class A*	20	425
ACELYRIN, Inc.*	172	425
Olaplex Holdings, Inc.*	327	415
Verastem, Inc.*	68	410
Accuray, Inc.*	229	410
Allogene Therapeutics, Inc.*	278	406
NeuroPace, Inc.*	33	406
Inogen, Inc.*	56	399
Semler Scientific, Inc.*	11	398
Quad/Graphics, Inc.	73	398
SoundThinking, Inc.*	23	390
Precigen, Inc.*	260	387
Y-mAbs Therapeutics, Inc.*	87	385
Annexon, Inc.*	199	384
Monte Rosa Therapeutics, Inc.*	82	380
Beta Bionics, Inc.*	31	379
CVRx, Inc.*	31	379
XOMA Royalty Corp.*	19	379
Inhibrx Biosciences, Inc.*	27	378
Nature’s Sunshine Products, Inc.*	30	376
iTeos Therapeutics, Inc.*	63	376
Blade Air Mobility, Inc.*	137	374
Lifecore Biomedical, Inc.*	53	373
TrueBlue, Inc.*	69	366
Voyager Therapeutics, Inc.*	108	365
Fulcrum Therapeutics, Inc.*	125	360

212 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	March 31, 2025
RUSSELL 2000® FUND

	Shares	Value
Ocugen, Inc.*	509	$360
Humacyte, Inc.*	207	353
Olema Pharmaceuticals, Inc.*	93	350
Terns Pharmaceuticals, Inc.*	123	339
Medifast, Inc.*	25	337
4D Molecular Therapeutics, Inc.*	104	336
Fennec Pharmaceuticals, Inc.*	55	335
Cargo Therapeutics, Inc.*	81	330
Information Services Group, Inc.	84	328
Joint Corp.*	26	325
CPI Card Group, Inc.*	11	321
European Wax Center, Inc. — Class A*	78	308
Alta Equipment Group, Inc.	63	295
Priority Technology Holdings, Inc.*	43	293
Puma Biotechnology, Inc.*	98	290
Cadiz, Inc.*	99	290
Design Therapeutics, Inc.*	74	286
Acacia Research Corp.*	89	285
Zenas Biopharma, Inc.*	36	284
Quantum-Si, Inc.*	236	283
Cardiff Oncology, Inc.*	90	283
Neurogene, Inc.*	24	281
Nektar Therapeutics*	413	281
MediWound Ltd.*	18	279
Sanara Medtech, Inc.*	9	278
Lifeway Foods, Inc.*	11	269
Prime Medicine, Inc.*	134	267
Regulus Therapeutics, Inc.*	149	261
Enanta Pharmaceuticals, Inc.*	47	259
BRC, Inc. — Class A*	124	259
Forrester Research, Inc.*	28	259
Septerna, Inc.*	44	255
InfuSystem Holdings, Inc.*	47	253
ADC Therapeutics S.A.*	177	250
Perspective Therapeutics, Inc.*	117	249
Upstream Bio, Inc.*	40	245
Korro Bio, Inc.*	14	244
Sera Prognostics, Inc. — Class A*	66	243
Cartesian Therapeutics, Inc.*,1	18	237
Beauty Health Co.*	175	235
Inmune Bio, Inc.*	30	234
Alector, Inc.*	190	234
Nkarta, Inc.*	125	230
Editas Medicine, Inc.*	195	226
Stereotaxis, Inc.*	127	224
Candel Therapeutics, Inc.*	39	220
Foghorn Therapeutics, Inc.*	60	219
C4 Therapeutics, Inc.*	136	218
Achieve Life Sciences, Inc.*	81	216
Kodiak Sciences, Inc.*	77	216
Zentalis Pharmaceuticals, Inc.*	135	215
Adverum Biotechnologies, Inc.*	49	214
Orchestra BioMed Holdings, Inc.*	50	214
Larimar Therapeutics, Inc.*	99	213
Coherus Biosciences, Inc.*	262	211
Biote Corp. — Class A*	63	210
Quipt Home Medical Corp.*	87	203
Rapport Therapeutics, Inc.*	20	201
Atossa Therapeutics, Inc.*	298	201
Lyell Immunopharma, Inc.*	372	200
Solid Biosciences, Inc.*	54	200
Neumora Therapeutics, Inc.*	198	198
Fate Therapeutics, Inc.*	236	186
Sonida Senior Living, Inc.*	8	186
MacroGenics, Inc.*	145	184
scPharmaceuticals, Inc.*	69	181
Pliant Therapeutics, Inc.*	134	181
Caribou Biosciences, Inc.*	194	177
Waldencast plc — Class A*	59	177
ProKidney Corp.*	191	167
Lexeo Therapeutics, Inc.*	48	167
Ventyx Biosciences, Inc.*	143	164
Third Harmonic Bio, Inc.*	47	163
Alumis, Inc.*	26	160
Lineage Cell Therapeutics, Inc.*	348	157
HireQuest, Inc.	13	155
Tango Therapeutics, Inc.*	112	153
Veru, Inc.*	311	152
Chegg, Inc.*	236	151
XBiotech, Inc.*	46	149
Cassava Sciences, Inc.*	96	144
Black Diamond Therapeutics, Inc.*	92	143
Emerald Holding, Inc.	36	141
Cabaletta Bio, Inc.*	102	141
Biomea Fusion, Inc.*	65	138
Innovage Holding Corp.*	45	134
Greenwich Lifesciences, Inc.*	14	134
TScan Therapeutics, Inc.*	91	126
Sutro Biopharma, Inc.*	193	126
Lexicon Pharmaceuticals, Inc.*	271	125
Gyre Therapeutics, Inc.*	16	124
Ispire Technology, Inc.*	45	123
CervoMed, Inc.*	13	119
Jasper Therapeutics, Inc.*	27	116
Invivyd, Inc.*	187	113
Pyxis Oncology, Inc.*	115	113
Inozyme Pharma, Inc.*	123	112
Forafric Global plc*	13	112
Applied Therapeutics, Inc.*	227	111
Actinium Pharmaceuticals, Inc.*	68	109
Acumen Pharmaceuticals, Inc.*	99	109
FiscalNote Holdings, Inc.*	134	108
Bluebird Bio, Inc.*	22	107
HilleVax, Inc.*	74	107
Corbus Pharmaceuticals Holdings, Inc.*	20	106
Contineum Therapeutics, Inc. — Class A*	15	105
Scilex Holding Co.*	402	100
Inovio Pharmaceuticals, Inc.*	61	99
Nautilus Biotechnology, Inc.*	115	99
Alto Neuroscience, Inc.*	44	95
X4 Pharmaceuticals, Inc.*	396	94
Zura Bio Ltd.*	69	89

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 213

SCHEDULE OF INVESTMENTS (continued)	March 31, 2025
RUSSELL 2000® FUND

	Shares	Value
Akoya Biosciences, Inc.*	63	$88
Shattuck Labs, Inc.*	92	87
Kyverna Therapeutics, Inc.*	45	87
RAPT Therapeutics, Inc.*	71	87
Mersana Therapeutics, Inc.*	248	85
Artiva Biotherapeutics, Inc.*	28	84
Climb Bio, Inc.*	66	81
Aerovate Therapeutics, Inc.*	32	80
Zynex, Inc.*,1	36	79
DLH Holdings Corp.*	19	77
Tenaya Therapeutics, Inc.*	130	74
Renovaro, Inc.*	134	73
AirSculpt Technologies, Inc.*,1	31	72
Werewolf Therapeutics, Inc.*	72	70
Agenus, Inc.*	46	69
Cibus, Inc.*	32	60
Fibrobiologics, Inc.*	64	58
Tevogen Bio Holdings, Inc.*	53	57
Acrivon Therapeutics, Inc.*	28	57
Harvard Bioscience, Inc.*	96	54
Skye Bioscience, Inc.*	34	54
Century Therapeutics, Inc.*	110	52
PepGen, Inc.*	37	52
ALX Oncology Holdings, Inc.*	80	50
Generation Bio Co.*	117	47
MarketWise, Inc.	92	45
Ovid therapeutics, Inc.*	139	43
Telomir Pharmaceuticals, Inc.*	13	42
IGM Biosciences, Inc.*	36	41
ModivCare, Inc.*	26	34
Outlook Therapeutics, Inc.*	27	33
Fractyl Health, Inc.*	26	31
Boundless Bio, Inc.*	18	27
Elevation Oncology, Inc.*	104	27
Galectin Therapeutics, Inc.*,1	21	26
Metagenomi, Inc.*	18	24
Prelude Therapeutics, Inc.*	31	24
Q32 Bio, Inc.*	14	23
Verrica Pharmaceuticals, Inc.*	45	20
Lyra Therapeutics, Inc.*	114	14
Ligand Pharmaceuticals, Inc.*, †††	84	—
Total Consumer, Non-cyclical		1,310,916

Industrial - 7.6%
Applied Industrial Technologies, Inc.	89	20,055
Mueller Industries, Inc.	258	19,644
Fabrinet*	84	16,591
Casella Waste Systems, Inc. — Class A*	144	16,057
UFP Industries, Inc.	138	14,772
Rocket Lab USA, Inc.*	820	14,662
Chart Industries, Inc.*	99	14,292
Fluor Corp.*	395	14,149
NEXTracker, Inc. — Class A*	334	14,075
SPX Technologies, Inc.*	104	13,393
JBT Marel Corp.	109	13,320
Badger Meter, Inc.	68	12,937
GATX Corp.	83	12,887
Watts Water Technologies, Inc. — Class A	63	12,847
Knife River Corp.*	131	11,817
CSW Industrials, Inc.	39	11,369
Moog, Inc. — Class A	65	11,268
Zurn Elkay Water Solutions Corp.	333	10,982
Itron, Inc.*	104	10,895
Novanta, Inc.*	83	10,613
Federal Signal Corp.	139	10,224
Kratos Defense & Security Solutions, Inc.*	342	10,154
Dycom Industries, Inc.*	66	10,054
Franklin Electric Company, Inc.	105	9,858
Matson, Inc.	76	9,741
ESCO Technologies, Inc.	60	9,547
Exponent, Inc.	117	9,484
Sanmina Corp.*	124	9,446
Belden, Inc.	94	9,424
Bloom Energy Corp. — Class A*	468	9,201
Modine Manufacturing Co.*	119	9,133
Mueller Water Products, Inc. — Class A	359	9,126
Kadant, Inc.	27	9,097
Boise Cascade Co.	89	8,730
Golar LNG Ltd.	229	8,700
Arcosa, Inc.	112	8,637
EnerSys	91	8,334
Advanced Energy Industries, Inc.	87	8,292
Plexus Corp.*	62	7,944
Enpro, Inc.	49	7,928
Sterling Infrastructure, Inc.*	69	7,812
AeroVironment, Inc.*	65	7,747
Granite Construction, Inc.	102	7,691
Construction Partners, Inc. — Class A*	107	7,690
OSI Systems, Inc.*	37	7,191
Atmus Filtration Technologies, Inc.	194	7,126
Primoris Services Corp.	124	7,119
RXO, Inc.*	369	7,048
Cactus, Inc. — Class A	152	6,966
Mirion Technologies, Inc.*	478	6,931
Frontdoor, Inc.*	178	6,839
Griffon Corp.	89	6,363
Joby Aviation, Inc.*,1	1,000	6,020
Terex Corp.	157	5,931
AZZ, Inc.	69	5,769
Enerpac Tool Group Corp.	128	5,742
Leonardo DRS, Inc.	170	5,590
Archer Aviation, Inc. — Class A*	747	5,311
Trinity Industries, Inc.	189	5,303
Mercury Systems, Inc.*	122	5,257
Hub Group, Inc. — Class A	141	5,241
Energizer Holdings, Inc.	169	5,056
Albany International Corp. — Class A	72	4,971
TTM Technologies, Inc.*	238	4,881
Atkore, Inc.	80	4,799
AAR Corp.*	82	4,591
Vishay Intertechnology, Inc.	288	4,579
Standex International Corp.	27	4,358

214 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	March 31, 2025
RUSSELL 2000® FUND

	Shares	Value
Alamo Group, Inc.	24	4,277
Werner Enterprises, Inc.	145	4,249
Gibraltar Industries, Inc.*	72	4,224
MYR Group, Inc.*	37	4,184
O-I Glass, Inc.*	358	4,106
Triumph Group, Inc.*	162	4,105
Hillenbrand, Inc.	166	4,007
Hillman Solutions Corp.*	455	4,000
ArcBest Corp.	56	3,952
Scorpio Tankers, Inc.	105	3,946
Kennametal, Inc.	184	3,919
Materion Corp.	48	3,917
Masterbrand, Inc.*	299	3,905
World Kinect Corp.	135	3,829
Argan, Inc.	29	3,804
Tecnoglass, Inc.	53	3,792
Powell Industries, Inc.	22	3,747
Worthington Enterprises, Inc.	74	3,707
Greenbrier Companies, Inc.	72	3,688
Tennant Co.	45	3,589
DHT Holdings, Inc.	318	3,339
Greif, Inc. — Class A	59	3,244
Benchmark Electronics, Inc.	84	3,194
International Seaways, Inc.	96	3,187
Lindsay Corp.	25	3,163
IES Holdings, Inc.*	19	3,137
Knowles Corp.*	205	3,116
NuScale Power Corp.*	209	2,959
CTS Corp.	71	2,950
Enovix Corp.*	380	2,789
Air Transport Services Group, Inc.*	121	2,715
NV5 Global, Inc.*	135	2,601
Vicor Corp.*	54	2,526
Helios Technologies, Inc.	78	2,503
Xometry, Inc. — Class A*	100	2,492
SFL Corporation Ltd.	302	2,476
Apogee Enterprises, Inc.	52	2,409
DXP Enterprises, Inc.*	29	2,385
Tutor Perini Corp.*	102	2,364
Golden Ocean Group Ltd.	287	2,290
Janus International Group, Inc.*	317	2,282
TriMas Corp.	96	2,249
Thermon Group Holdings, Inc.*	79	2,200
Teekay Tankers Ltd. — Class A	57	2,181
Energy Recovery, Inc.*	134	2,129
Proto Labs, Inc.*	59	2,067
American Woodmark Corp.*	35	2,059
PureCycle Technologies, Inc.*	291	2,014
Worthington Steel, Inc.	77	1,950
Napco Security Technologies, Inc.	83	1,911
Dorian LPG Ltd.	85	1,899
Marten Transport Ltd.	137	1,880
Astec Industries, Inc.	54	1,860
Ducommun, Inc.*	32	1,857
Cadre Holdings, Inc.	61	1,806
Bel Fuse, Inc. — Class B	24	1,797
Limbach Holdings, Inc.*	24	1,787
Ichor Holdings Ltd.*	78	1,764
Gorman-Rupp Co.	49	1,720
Pactiv Evergreen, Inc.	95	1,711
FLEX LNG Ltd.[1]	72	1,655
Astronics Corp.*	68	1,644
CECO Environmental Corp.*	69	1,573
Applied Optoelectronics, Inc.*	100	1,535
Sturm Ruger & Company, Inc.	39	1,532
NANO Nuclear Energy, Inc.*,1	57	1,508
American Superconductor Corp.*	82	1,487
Ryerson Holding Corp.	64	1,469
Mesa Laboratories, Inc.	12	1,424
Metallus, Inc.*	101	1,349
Great Lakes Dredge & Dock Corp.*	155	1,349
Genco Shipping & Trading Ltd.	99	1,323
Enviri Corp.*	187	1,244
JELD-WEN Holding, Inc.*	199	1,188
Forward Air Corp.*	59	1,185
Nordic American Tankers Ltd.	471	1,159
Insteel Industries, Inc.	44	1,157
FARO Technologies, Inc.*	42	1,147
LSI Industries, Inc.	67	1,139
Columbus McKinnon Corp.	67	1,134
Hyster-Yale, Inc.	27	1,122
Willis Lease Finance Corp.	7	1,106
Montrose Environmental Group, Inc.*	75	1,070
National Presto Industries, Inc.	12	1,055
Myers Industries, Inc.	87	1,038
Heartland Express, Inc.	110	1,014
Ardagh Metal Packaging S.A.	334	1,009
Costamare, Inc.	101	994
Smith & Wesson Brands, Inc.	106	988
Evolv Technologies Holdings, Inc.*	310	967
Clearwater Paper Corp.*	38	964
Ardmore Shipping Corp.	98	959
Kimball Electronics, Inc.*	58	954
Northwest Pipe Co.*	23	950
Eastman Kodak Co.*	143	904
nLight, Inc.*	110	855
Teekay Corporation Ltd.	130	854
Covenant Logistics Group, Inc. — Class A	38	844
LSB Industries, Inc.*	126	830
Aspen Aerogels, Inc.*	124	792
Allient, Inc.	34	747
Luxfer Holdings plc	63	747
Standard BioTools, Inc.*	682	737
Olympic Steel, Inc.	23	725
NVE Corp.	11	701
Bowman Consulting Group Ltd.*	32	699
Manitowoc Company, Inc.*	81	696
Graham Corp.*	24	692
Byrna Technologies, Inc.*	41	690
Greif, Inc. — Class B	11	652
CryoPort, Inc.*	103	626
Latham Group, Inc.*	96	617

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 215

SCHEDULE OF INVESTMENTS (continued)	March 31, 2025
RUSSELL 2000® FUND

	Shares	Value
AerSale Corp.*	79	$592
MicroVision, Inc.*	476	590
Park Aerospace Corp.	43	578
Turtle Beach Corp.*	39	557
Ranpak Holdings Corp.*	101	548
ChargePoint Holdings, Inc.*	894	541
Safe Bulkers, Inc.	142	524
GrafTech International Ltd.*	599	524
Mistras Group, Inc.*	49	518
Radiant Logistics, Inc.*	84	517
Pure Cycle Corp.*	49	513
SmartRent, Inc.*	422	511
Centuri Holdings, Inc.*	30	492
Tredegar Corp.*	63	485
Park-Ohio Holdings Corp.	21	454
Redwire Corp.*,1	54	448
Intuitive Machines, Inc.*	59	439
Karat Packaging, Inc.	16	425
Universal Logistics Holdings, Inc.	16	420
L B Foster Co. — Class A*	21	413
Mayville Engineering Company, Inc.*	30	403
Himalaya Shipping Ltd.	70	384
Pangaea Logistics Solutions Ltd.	74	352
Smith-Midland Corp.*	11	342
Orion Group Holdings, Inc.*	63	330
Concrete Pumping Holdings, Inc.	56	306
Eastern Co.	12	304
Stoneridge, Inc.*	64	294
Gencor Industries, Inc.*	24	292
AMMO, Inc.*	211	291
Bel Fuse, Inc. — Class A	4	288
Omega Flex, Inc.	8	278
Proficient Auto Logistics, Inc.*	33	276
Core Molding Technologies, Inc.*	18	274
908 Devices, Inc.*	56	251
NN, Inc.*	110	249
Perma-Fix Environmental Services, Inc.*	32	233
Arq, Inc.*	50	208
Eve Holding, Inc.*	61	202
Sight Sciences, Inc.*	84	202
Twin Disc, Inc.	26	197
GoPro, Inc. — Class A*	295	196
PAMT CORP*	14	170
Taylor Devices, Inc.*	5	161
NL Industries, Inc.	20	158
Virgin Galactic Holdings, Inc.*,1	46	139
Net Power, Inc.*	50	132
Ultralife Corp.*	24	129
Caesarstone Ltd.*	49	119
Quest Resource Holding Corp.*	40	104
VirTra, Inc.*	25	102
Amprius Technologies, Inc.*	37	99
Southland Holdings, Inc.*	24	72
LanzaTech Global, Inc.*	264	64
374Water, Inc.*	154	52
Bridger Aerospace Group Holdings, Inc.*	23	26
Solidion Technology, Inc.*	24	3
Total Industrial		876,080

Consumer, Cyclical - 5.1%
Beacon Roofing Supply, Inc.*	143	17,689
Brinker International, Inc.*	102	15,203
Aurora Innovation, Inc.*	2,221	14,936
Taylor Morrison Home Corp. — Class A*	237	14,229
Meritage Homes Corp.	166	11,766
Champion Homes, Inc.*	124	11,750
Group 1 Automotive, Inc.	30	11,458
FirstCash Holdings, Inc.	89	10,708
Asbury Automotive Group, Inc.*	45	9,938
Cavco Industries, Inc.*	19	9,873
Installed Building Products, Inc.	55	9,430
Abercrombie & Fitch Co. — Class A*	115	8,783
KB Home	148	8,602
Kontoor Brands, Inc.	127	8,145
SkyWest, Inc.*	92	8,038
Shake Shack, Inc. — Class A*	88	7,759
Urban Outfitters, Inc.*	147	7,703
Six Flags Entertainment Corp.*	215	7,669
Rush Enterprises, Inc. — Class A	141	7,531
Boot Barn Holdings, Inc.*	68	7,305
Dorman Products, Inc.*	60	7,232
Academy Sports & Outdoors, Inc.	157	7,161
H&E Equipment Services, Inc.	75	7,109
M/I Homes, Inc.*	62	7,079
Tri Pointe Homes, Inc.*	213	6,799
GMS, Inc.*	90	6,585
Patrick Industries, Inc.	76	6,427
Cinemark Holdings, Inc.	255	6,347
UniFirst Corp.	35	6,090
Goodyear Tire & Rubber Co.*	659	6,089
Resideo Technologies, Inc.*	344	6,089
Hilton Grand Vacations, Inc.*	160	5,986
Life Time Group Holdings, Inc.*	197	5,950
Sweetgreen, Inc. — Class A*	233	5,830
Signet Jewelers Ltd.	97	5,632
Cheesecake Factory, Inc.[1]	112	5,450
PriceSmart, Inc.	59	5,183
Peloton Interactive, Inc. — Class A*	815	5,151
LCI Industries	58	5,071
Red Rock Resorts, Inc. — Class A	116	5,031
Visteon Corp.*	64	4,968
HNI Corp.	112	4,967
VSE Corp.	41	4,920
American Eagle Outfitters, Inc.	411	4,776
OPENLANE, Inc.*	245	4,724
Atlanta Braves Holdings, Inc. — Class C*	118	4,721
Hanesbrands, Inc.*	817	4,714
Steven Madden Ltd.	165	4,396
Acushnet Holdings Corp.	64	4,394
International Game Technology plc	268	4,358
Century Communities, Inc.	64	4,294
Green Brick Partners, Inc.*	73	4,257
Phinia, Inc.	99	4,201

216 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	March 31, 2025
RUSSELL 2000® FUND

	Shares	Value
Dana, Inc.	308	$4,106
OneSpaWorld Holdings Ltd.	237	3,979
REV Group, Inc.	121	3,823
La-Z-Boy, Inc.	97	3,792
Warby Parker, Inc. — Class A*	204	3,719
JetBlue Airways Corp.*	722	3,480
Victoria’s Secret & Co.*	185	3,437
United Parks & Resorts, Inc.*	72	3,273
LGI Homes, Inc.*	49	3,257
Papa John’s International, Inc.	78	3,204
Madison Square Garden Entertainment Corp.*	93	3,045
Sonos, Inc.*	284	3,030
MillerKnoll, Inc.	157	3,005
Buckle, Inc.	73	2,797
Foot Locker, Inc.*	197	2,778
AMC Entertainment Holdings, Inc. — Class A*	935	2,683
Interface, Inc. — Class A	135	2,678
IMAX Corp.*	101	2,661
Wolverine World Wide, Inc.	187	2,601
G-III Apparel Group Ltd.*	92	2,516
Adient plc*	193	2,482
Everi Holdings, Inc.*	180	2,461
Blue Bird Corp.*	76	2,460
Sabre Corp.*	873	2,453
Steelcase, Inc. — Class A	218	2,389
National Vision Holdings, Inc.*	184	2,352
Fox Factory Holding Corp.*	100	2,334
Monarch Casino & Resort, Inc.	30	2,333
Lions Gate Entertainment Corp. — Class B*	293	2,321
Winnebago Industries, Inc.	67	2,309
MRC Global, Inc.*	199	2,284
Super Group SGHC Ltd.	353	2,273
Winmark Corp.	7	2,225
Topgolf Callaway Brands Corp.*	334	2,201
Global Business Travel Group I*	296	2,149
Camping World Holdings, Inc. — Class A	132	2,133
Sally Beauty Holdings, Inc.*	236	2,131
Oxford Industries, Inc.	35	2,053
Cracker Barrel Old Country Store, Inc.	52	2,019
Sonic Automotive, Inc. — Class A	35	1,994
Gentherm, Inc.*	73	1,952
Rush Street Interactive, Inc.*	179	1,919
Allegiant Travel Co. — Class A*	37	1,911
ScanSource, Inc.*	56	1,905
XPEL, Inc.*	60	1,763
Pursuit Attractions and Hospitality, Inc.*	48	1,699
PC Connection, Inc.	27	1,685
BJ’s Restaurants, Inc.*	45	1,542
Portillo’s, Inc. — Class A*,1	127	1,510
Ethan Allen Interiors, Inc.	54	1,496
Dream Finders Homes, Inc. — Class A*	66	1,489
BlueLinx Holdings, Inc.*	19	1,425
Malibu Boats, Inc. — Class A*	46	1,411
Beazer Homes USA, Inc.*	69	1,407
Caleres, Inc.	81	1,396
Dave & Buster’s Entertainment, Inc.*	76	1,335
Bloomin’ Brands, Inc.	182	1,305
Hovnanian Enterprises, Inc. — Class A*	12	1,257
Golden Entertainment, Inc.	47	1,240
Lions Gate Entertainment Corp. — Class A*	140	1,239
Douglas Dynamics, Inc.	53	1,231
Jack in the Box, Inc.	45	1,224
Standard Motor Products, Inc.	49	1,221
Accel Entertainment, Inc.*	122	1,210
First Watch Restaurant Group, Inc.*	72	1,199
Sun Country Airlines Holdings, Inc.*	93	1,146
Rush Enterprises, Inc. — Class B	20	1,130
Wabash National Corp.	101	1,116
American Axle & Manufacturing Holdings, Inc.*	271	1,103
Miller Industries, Inc.	26	1,102
MarineMax, Inc.*	51	1,096
Build-A-Bear Workshop, Inc. — Class A	29	1,078
A-Mark Precious Metals, Inc.	42	1,065
Atlanta Braves Holdings, Inc. — Class A*	24	1,053
Arhaus, Inc.*	121	1,053
Titan International, Inc.*	118	990
ODP Corp.*	68	974
Forestar Group, Inc.*	45	951
Shoe Carnival, Inc.	42	924
Marcus Corp.	55	918
Daktronics, Inc.*	73	889
RCI Hospitality Holdings, Inc.	20	859
Nu Skin Enterprises, Inc. — Class A	117	849
Dine Brands Global, Inc.	36	838
Titan Machinery, Inc.*	49	835
Xperi, Inc.*	108	834
indie Semiconductor, Inc. — Class A*,1	387	787
Lindblad Expeditions Holdings, Inc.*	84	779
Arko Corp.	190	750
Kura Sushi USA, Inc. — Class A*	14	717
Global Industrial Co.	32	717
Haverty Furniture Companies, Inc.	35	690
MasterCraft Boat Holdings, Inc.*	39	672
Hudson Technologies, Inc.*	105	648
Shyft Group, Inc.	80	647
EVgo, Inc.*	237	630
El Pollo Loco Holdings, Inc.*	61	628
Potbelly Corp.*	65	618
Cooper-Standard Holdings, Inc.*	40	613
Clean Energy Fuels Corp.*	395	612
Petco Health & Wellness Company, Inc.*	199	607
Movado Group, Inc.	36	602
Lovesac Co.*	33	600
America’s Car-Mart, Inc.*	13	590
Zumiez, Inc.*	37	551
Genesco, Inc.*	25	531
Methode Electronics, Inc.	83	529

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 217

SCHEDULE OF INVESTMENTS (continued)	March 31, 2025
RUSSELL 2000® FUND

	Shares	Value
Funko, Inc. — Class A*	74	$507
Xponential Fitness, Inc. — Class A*	57	475
JAKKS Pacific, Inc.	19	469
Hyliion Holdings Corp.*	329	461
OneWater Marine, Inc. — Class A*	28	453
ThredUp, Inc. — Class A*	185	446
Tile Shop Holdings, Inc.*	68	441
Denny’s Corp.*	119	437
Frontier Group Holdings, Inc.*	99	430
Weyco Group, Inc.	14	427
Flexsteel Industries, Inc.	11	401
Aeva Technologies, Inc.*	55	385
Solid Power, Inc.*	363	381
Savers Value Village, Inc.*	55	379
Hamilton Beach Brands Holding Co. — Class A	19	369
Escalade, Inc.	24	367
Reservoir Media, Inc.*	46	351
Superior Group of Companies, Inc.	31	339
Citi Trends, Inc.*	15	332
Sleep Number Corp.*	51	323
Full House Resorts, Inc.*	77	322
Leslie’s, Inc.*	424	312
Rocky Brands, Inc.	17	295
Designer Brands, Inc. — Class A1	79	288
Luminar Technologies, Inc.*	53	286
Holley, Inc.*	110	283
Johnson Outdoors, Inc. — Class A	11	273
Clarus Corp.	72	270
Landsea Homes Corp.*	42	270
Webtoon Entertainment, Inc.*	33	253
Hooker Furnishings Corp.	25	251
Virco Mfg. Corp.	25	237
Biglari Holdings, Inc. — Class B*	1	217
J Jill, Inc.	11	215
Wheels Up Experience, Inc.*	211	213
Blink Charging Co.*	227	208
EVI Industries, Inc.	12	201
Torrid Holdings, Inc.*,1	34	186
Marine Products Corp.	21	176
iRobot Corp.*	64	173
Destination XL Group, Inc.*	116	169
SES AI Corp.*	307	160
ONE Group Hospitality, Inc.*	49	147
Lifetime Brands, Inc.	29	143
GrowGeneration Corp.*	132	143
Traeger, Inc.*	81	136
Vera Bradley, Inc.*	58	130
Purple Innovation, Inc.*	134	102
Commercial Vehicle Group, Inc.*	79	91
Livewire Group, Inc.*	43	86
Tilly’s, Inc. — Class A*	35	77
CompX International, Inc.	3	62
United Homes Group, Inc.*	12	34
QVC Group, Inc. — Class B*	2	13
Total Consumer, Cyclical		585,603

Technology - 4.4%
ExlService Holdings, Inc.*	364	17,184
CommVault Systems, Inc.*	101	15,934
ACI Worldwide, Inc.*	244	13,349
Rambus, Inc.*	247	12,788
Clearwater Analytics Holdings, Inc. — Class A*	433	11,604
SPS Commerce, Inc.*	86	11,415
Qualys, Inc.*	86	10,830
Varonis Systems, Inc.*	255	10,315
IonQ, Inc.*,1	465	10,263
Box, Inc. — Class A*	326	10,060
Tenable Holdings, Inc.*	278	9,724
Insight Enterprises, Inc.*	63	9,449
Workiva, Inc.*	119	9,033
Maximus, Inc.	132	9,001
Silicon Laboratories, Inc.*	74	8,330
Intapp, Inc.*	123	7,181
Waystar Holding Corp.*	182	6,800
Freshworks, Inc. — Class A*	478	6,745
Power Integrations, Inc.	131	6,615
BlackLine, Inc.*	136	6,585
SiTime Corp.*	43	6,573
ASGN, Inc.*	100	6,302
WNS Holdings Ltd.*	101	6,211
SoundHound AI, Inc. — Class A*,1	749	6,082
Synaptics, Inc.*	93	5,926
Semtech Corp.*	171	5,882
Blackbaud, Inc.*	91	5,647
Zeta Global Holdings Corp. — Class A*	413	5,600
Braze, Inc. — Class A*	155	5,592
C3.ai, Inc. — Class A*	260	5,473
Privia Health Group, Inc.*	240	5,388
Clear Secure, Inc. — Class A	207	5,363
DigitalOcean Holdings, Inc.*	155	5,175
Progress Software Corp.	100	5,151
FormFactor, Inc.*	179	5,064
Impinj, Inc.*	54	4,898
PAR Technology Corp.*	79	4,846
ACV Auctions, Inc. — Class A*	342	4,819
Diodes, Inc.*	108	4,662
NCR Atleos Corp.*	170	4,485
Vertex, Inc. — Class A*	128	4,481
Ambarella, Inc.*	89	4,479
Alignment Healthcare, Inc.*	236	4,394
AvePoint, Inc.*	299	4,318
CSG Systems International, Inc.	67	4,052
Kulicke & Soffa Industries, Inc.	121	3,991
Rapid7, Inc.*	146	3,871
Agilysys, Inc.*	53	3,845
Axcelis Technologies, Inc.*	77	3,825
Alkami Technology, Inc.*	140	3,675
PagerDuty, Inc.*	201	3,672
Rigetti Computing, Inc.*,1	437	3,461
Pitney Bowes, Inc.	381	3,448
NetScout Systems, Inc.*	163	3,425

218 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	March 31, 2025
RUSSELL 2000® FUND

	Shares	Value
AvidXchange Holdings, Inc.*	402	$3,409
Adeia, Inc.	256	3,384
NCR Voyix Corp.*	343	3,344
Phreesia, Inc.*	126	3,221
D-Wave Quantum, Inc.*,1	422	3,207
Photronics, Inc.*	145	3,010
ACM Research, Inc. — Class A*	120	2,801
Asana, Inc. — Class A*	192	2,797
Appian Corp. — Class A*	95	2,737
Donnelley Financial Solutions, Inc.*	61	2,666
Veeco Instruments, Inc.*	131	2,630
Diebold Nixdorf, Inc.*	60	2,623
Sprout Social, Inc. — Class A*	118	2,595
Schrodinger Incorporated/United States*	131	2,586
Evolent Health, Inc. — Class A*	272	2,576
Verint Systems, Inc.*	144	2,570
SolarWinds Corp.	128	2,359
Digi International, Inc.*	84	2,338
Innodata, Inc.*	64	2,298
Jamf Holding Corp.*	185	2,248
Ultra Clean Holdings, Inc.*	104	2,227
Penguin Solutions, Inc.*	123	2,137
Grid Dynamics Holdings, Inc.*	135	2,113
NextNav, Inc.*	169	2,057
PROS Holdings, Inc.*	108	2,055
MaxLinear, Inc. — Class A*	188	2,042
Sapiens International Corporation N.V.	73	1,978
Fastly, Inc. — Class A*	302	1,912
V2X, Inc.*	38	1,864
Amplitude, Inc. — Class A*	177	1,804
Vimeo, Inc.*	342	1,799
Blend Labs, Inc. — Class A*	523	1,752
Cohu, Inc.*	109	1,603
Ibotta, Inc. — Class A*,1	37	1,561
Yext, Inc.*	248	1,528
Planet Labs PBC*	448	1,514
Olo, Inc. — Class A*	247	1,492
CEVA, Inc.*	55	1,409
MeridianLink, Inc.*	76	1,408
PDF Solutions, Inc.*	73	1,395
Integral Ad Science Holding Corp.*	172	1,386
Alpha & Omega Semiconductor Ltd.*	55	1,367
OneSpan, Inc.	89	1,357
Porch Group, Inc.*	183	1,334
I3 Verticals, Inc. — Class A*	54	1,332
Xerox Holdings Corp.[1]	274	1,323
Enfusion, Inc. — Class A*	113	1,260
Daily Journal Corp.*	3	1,193
N-able, Inc.*	168	1,191
Climb Global Solutions, Inc.	10	1,108
PlayAGS, Inc.*	91	1,102
Cantaloupe, Inc.*	138	1,086
Logility Supply Chain Solutions, Inc. — Class A	74	1,055
Weave Communications, Inc.*	93	1,031
Red Violet, Inc.	26	977
Conduent, Inc.*	360	972
Consensus Cloud Solutions, Inc.*	42	969
BigCommerce Holdings, Inc.*	167	962
Corsair Gaming, Inc.*	105	930
Life360, Inc.*	24	921
Simulations Plus, Inc.	37	907
Mitek Systems, Inc.*	108	891
Pagaya Technologies Ltd. — Class A*,1	85	891
E2open Parent Holdings, Inc.*	444	888
PubMatic, Inc. — Class A*	92	841
SEMrush Holdings, Inc. — Class A*	86	802
GigaCloud Technology, Inc. — Class A*,1	56	795
Ouster, Inc.*	87	781
Bandwidth, Inc. — Class A*	59	773
Cerence, Inc.*	97	766
Talkspace, Inc.*	290	742
Unisys Corp.*	155	712
BigBear.ai Holdings, Inc.*	239	684
Vishay Precision Group, Inc.*	28	675
3D Systems Corp.*	300	636
Domo, Inc. — Class B*	81	629
Health Catalyst, Inc.*	138	625
Digital Turbine, Inc.*	226	614
Navitas Semiconductor Corp.*	297	609
8x8, Inc.*	289	578
ReposiTrak, Inc.[1]	28	568
Cricut, Inc. — Class A	110	567
Immersion Corp.	72	546
Asure Software, Inc.*	57	544
IBEX Holdings Ltd.*	21	511
EverCommerce, Inc.*	50	504
Aehr Test Systems*	65	474
Digimarc Corp.*	36	462
SkyWater Technology, Inc.*	64	454
Arteris, Inc.*	65	449
Viant Technology, Inc. — Class A*	36	447
Inspired Entertainment, Inc.*	52	444
Rimini Street, Inc.*	125	435
Kaltura, Inc.*	228	429
Definitive Healthcare Corp.*	126	364
Outbrain, Inc.*	92	343
ON24, Inc.*	65	338
Richardson Electronics Ltd.	29	324
Telos Corp.*	130	309
CS Disco, Inc.*	69	282
Rackspace Technology, Inc.*	159	269
Playstudios, Inc.*	208	264
Everspin Technologies, Inc.*	47	240
eGain Corp.*	45	218
WM Technology, Inc.*	193	218
QuickLogic Corp.*	33	169
Rekor Systems, Inc.*	173	153
TTEC Holdings, Inc.*	46	151
Golden Matrix Group, Inc.*	47	93
Airship AI Holdings, Inc.*	11	42
GCT Semiconductor Holding, Inc.*	17	28

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 219

SCHEDULE OF INVESTMENTS (continued)	March 31, 2025
RUSSELL 2000® FUND

	Shares	Value
System1, Inc.*	56	$21
Silvaco Group, Inc.*	1	5
Total Technology		506,690

Energy - 2.3%
ChampionX Corp.	441	13,142
CNX Resources Corp.*	338	10,640
Magnolia Oil & Gas Corp. — Class A	401	10,129
Archrock, Inc.	386	10,129
Core Natural Resources, Inc.	122	9,406
Murphy Oil Corp.	321	9,116
SM Energy Co.	265	7,937
Patterson-UTI Energy, Inc.	900	7,398
Noble Corporation plc	308	7,300
California Resources Corp.	163	7,167
Northern Oil & Gas, Inc.	227	6,862
Helmerich & Payne, Inc.	228	5,955
Warrior Met Coal, Inc.	122	5,822
Liberty Energy, Inc. — Class A	366	5,794
Valaris Ltd.*	145	5,693
Transocean Ltd.*	1,687	5,348
Gulfport Energy Corp.*	29	5,340
Oceaneering International, Inc.*	238	5,191
Tidewater, Inc.*	115	4,861
Kinetik Holdings, Inc. — Class A	90	4,675
PBF Energy, Inc. — Class A	237	4,524
Comstock Resources, Inc.*	218	4,434
Crescent Energy Co. — Class A	383	4,305
DNOW, Inc.*	249	4,253
Kodiak Gas Services, Inc.	104	3,879
Peabody Energy Corp.	283	3,835
Seadrill Ltd.*	151	3,775
Sitio Royalties Corp. — Class A	184	3,656
Alpha Metallurgical Resources, Inc.*	26	3,257
Talos Energy, Inc.*	335	3,256
Sable Offshore Corp.*	119	3,019
Sunrun, Inc.*	515	3,018
Atlas Energy Solutions, Inc.[1]	160	2,854
Helix Energy Solutions Group, Inc.*	333	2,767
Plug Power, Inc.*,1	1,911	2,580
Kosmos Energy Ltd.*	1,082	2,467
Select Water Solutions, Inc. — Class A	215	2,257
Delek US Holdings, Inc.	149	2,245
Expro Group Holdings N.V.*	223	2,217
NextDecade Corp.*	273	2,124
Aris Water Solutions, Inc. — Class A	63	2,018
Bristow Group, Inc.*	58	1,832
Par Pacific Holdings, Inc.*	128	1,825
SunCoke Energy, Inc.	197	1,812
Array Technologies, Inc.*	353	1,719
Core Laboratories, Inc.	111	1,664
CVR Energy, Inc.*	81	1,571
ProPetro Holding Corp.*	205	1,507
Diversified Energy Company plc	111	1,501
Innovex International, Inc.*	81	1,455
Vitesse Energy, Inc.	59	1,451
Vital Energy, Inc.*	67	1,422
REX American Resources Corp.*	36	1,353
Shoals Technologies Group, Inc. — Class A*	388	1,288
Solaris Energy Infrastructure, Inc. — Class A	59	1,284
Borr Drilling Ltd.[1]	548	1,200
Flowco Holdings, Inc. — Class A*	45	1,154
Excelerate Energy, Inc. — Class A	40	1,147
NPK International, Inc.*	196	1,139
RPC, Inc.	200	1,100
TETRA Technologies, Inc.*	296	995
VAALCO Energy, Inc.	246	925
Nabors Industries Ltd.*	21	876
SandRidge Energy, Inc.	76	868
Riley Exploration Permian, Inc.	27	788
Matrix Service Co.*	62	771
Granite Ridge Resources, Inc.	124	754
Hallador Energy Co.*	60	737
Oil States International, Inc.*	142	731
Green Plains, Inc.*	150	727
Fluence Energy, Inc.*	143	694
BKV Corp.*	33	693
Berry Corp.	181	581
Forum Energy Technologies, Inc.*	28	563
Natural Gas Services Group, Inc.*	25	549
Infinity Natural Resources, Inc. — Class A*	29	544
Ranger Energy Services, Inc. — Class A	37	525
Ramaco Resources, Inc. — Class A	62	510
ASP Isotopes, Inc.*	99	464
PrimeEnergy Resources Corp.*	2	456
HighPeak Energy, Inc.	34	431
Ring Energy, Inc.*	349	401
ProFrac Holding Corp. — Class A*,1	52	395
DMC Global, Inc.*	46	387
Evolution Petroleum Corp.	72	373
W&T Offshore, Inc.	233	361
Amplify Energy Corp.*	92	344
NACCO Industries, Inc. — Class A	10	337
T1 Energy, Inc.*	264	333
Montauk Renewables, Inc.*	156	326
SEACOR Marine Holdings, Inc.*	57	288
FutureFuel Corp.	62	242
Empire Petroleum Corp.*	35	220
Geospace Technologies Corp.*	29	209
Energy Vault Holdings, Inc.*	242	168
Aemetis, Inc.*	85	148
FuelCell Energy, Inc.*,1	32	147
Stem, Inc.*	351	123
Mammoth Energy Services, Inc.*	57	116
Sunnova Energy International, Inc.*,1	256	95
Ramaco Resources, Inc. — Class B	13	92
TPI Composites, Inc.*,1	109	88
Drilling Tools International Corp.*	25	59
Prairie Operating Co.*	10	54
Verde Clean Fuels, Inc.*	6	20
SolarMax Technology, Inc.*	15	18
Total Energy		261,595

220 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	March 31, 2025
RUSSELL 2000® FUND

	Shares	Value
Communications - 2.0%
Credo Technology Group Holding Ltd.*	330	13,253
Hims & Hers Health, Inc.*	447	13,209
InterDigital, Inc.	59	12,198
Q2 Holdings, Inc.*	136	10,881
Lumen Technologies, Inc.*	2,341	9,177
Telephone & Data Systems, Inc.	228	8,833
EchoStar Corp. — Class A*	282	7,214
AST SpaceMobile, Inc.*	310	7,049
TEGNA, Inc.	373	6,796
Cogent Communications Holdings, Inc.	102	6,254
Cargurus, Inc.*	204	5,943
Viavi Solutions, Inc.*	509	5,696
Yelp, Inc. — Class A*	147	5,443
Calix, Inc.*	140	4,962
Upwork, Inc.*	294	3,837
ePlus, Inc.*	62	3,784
Extreme Networks, Inc.*	286	3,784
Ziff Davis, Inc.*	98	3,683
Cable One, Inc.	13	3,455
Magnite, Inc.*	297	3,389
DigitalBridge Group, Inc.	368	3,246
Despegar.com Corp.*	165	3,100
Viasat, Inc.*	292	3,043
A10 Networks, Inc.	167	2,729
CommScope Holding Company, Inc.*	489	2,597
Applied Digital Corp.*,1	451	2,535
Harmonic, Inc.*	260	2,493
Globalstar, Inc.*	115	2,399
Sprinklr, Inc. — Class A*	274	2,288
fuboTV, Inc.*	768	2,243
QuinStreet, Inc.*	121	2,159
Sphere Entertainment Co.*	64	2,094
Revolve Group, Inc.*	90	1,934
Liberty Latin America Ltd. — Class C*	306	1,900
IDT Corp. — Class B	36	1,847
HealthStream, Inc.	57	1,834
Cars.com, Inc.*	155	1,747
ADTRAN Holdings, Inc.*	186	1,622
NETGEAR, Inc.*	66	1,614
Liquidity Services, Inc.*	51	1,582
EverQuote, Inc. — Class A*	59	1,545
Opendoor Technologies, Inc.*	1,439	1,468
Shenandoah Telecommunications Co.	115	1,445
Couchbase, Inc.*	91	1,433
Figs, Inc. — Class A*	306	1,405
Gogo, Inc.*	153	1,319
Stagwell, Inc.*	203	1,228
RealReal, Inc.*	226	1,218
Powerfleet Incorporated NJ*	221	1,213
Sinclair, Inc.	75	1,195
Thryv Holdings, Inc.*	88	1,127
Shutterstock, Inc.[1]	57	1,062
Scholastic Corp.	55	1,038
Grindr, Inc.*	58	1,038
Groupon, Inc.*	55	1,032
National CineMedia, Inc.	164	958
Gannett Company, Inc.*	328	948
TechTarget, Inc.*	62	918
Clear Channel Outdoor Holdings, Inc.*	816	906
Anterix, Inc.*	24	878
Gray Media, Inc.	202	873
Ribbon Communications, Inc.*	216	847
Boston Omaha Corp. — Class A*	58	846
Preformed Line Products Co.	6	840
Clearfield, Inc.*	28	832
Bumble, Inc. — Class A*	191	829
Ooma, Inc.*	59	772
Spok Holdings, Inc.	43	707
Open Lending Corp. — Class A*	241	665
Beyond, Inc.*	108	626
MediaAlpha, Inc. — Class A*	66	610
Nextdoor Holdings, Inc.*	398	609
Stitch Fix, Inc. — Class A*	180	585
WideOpenWest, Inc.*	118	584
Vivid Seats, Inc. — Class A*	182	539
Aviat Networks, Inc.*	27	518
Gambling.com Group Ltd.*	41	517
AMC Networks, Inc. — Class A*	75	516
ATN International, Inc.	24	487
Liberty Latin America Ltd. — Class A*	74	469
Backblaze, Inc. — Class A*	94	454
LifeMD, Inc.*	79	430
EW Scripps Co. — Class A*	145	429
BARK, Inc.*	306	425
Getty Images Holdings, Inc.*	236	408
iHeartMedia, Inc. — Class A*	244	403
Eventbrite, Inc. — Class A*	187	395
Advantage Solutions, Inc.*	250	377
OptimizeRx Corp.*	41	355
1-800-Flowers.com, Inc. — Class A*	60	354
Lands’ End, Inc.*	33	336
Tucows, Inc. — Class A*	19	321
Entravision Communications Corp. — Class A	145	304
BlackSky Technology, Inc.*,1	36	278
Townsquare Media, Inc. — Class A	31	252
Nerdy, Inc.*	159	226
1stdibs.com, Inc.*	60	182
AudioEye, Inc.*	16	178
Cardlytics, Inc.*	93	169
LiveOne, Inc.*	170	119
Vacasa, Inc. — Class A*	22	118
RumbleON, Inc. — Class B*	33	93
Value Line, Inc.	2	77
aka Brands Holding Corp.*	2	27
Solo Brands, Inc. — Class A*	49	8
Total Communications		227,209

Basic Materials - 1.5%
Carpenter Technology Corp.	111	20,111
Balchem Corp.	75	12,450
Commercial Metals Co.	264	12,147
Cabot Corp.	123	10,226

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 221

SCHEDULE OF INVESTMENTS (continued)	March 31, 2025
RUSSELL 2000® FUND

	Shares	Value
Coeur Mining, Inc.*	1,446	$8,560
Avient Corp.	209	7,766
Hecla Mining Co.	1,385	7,701
Sensient Technologies Corp.	99	7,369
HB Fuller Co.	127	7,127
Sylvamo Corp.	82	5,500
Innospec, Inc.	58	5,496
Minerals Technologies, Inc.	75	4,768
Hawkins, Inc.	45	4,766
SSR Mining, Inc.*	469	4,704
Uranium Energy Corp.*	940	4,493
Quaker Chemical Corp.	32	3,956
Ingevity Corp.*	86	3,405
Perimeter Solutions, Inc.*	315	3,172
Constellium SE*	305	3,077
Rogers Corp.*	44	2,971
Stepan Co.	50	2,752
Kaiser Aluminum Corp.	38	2,304
Century Aluminum Co.*	124	2,301
United States Lime & Minerals, Inc.	24	2,121
Centrus Energy Corp. — Class A*	33	2,053
Tronox Holdings plc — Class A	280	1,971
Radius Recycling, Inc. — Class A	62	1,790
Orion S.A.	136	1,759
Ecovyst, Inc.*	274	1,699
Novagold Resources, Inc.*	564	1,647
Energy Fuels, Inc.*	391	1,458
AdvanSix, Inc.	60	1,359
Koppers Holdings, Inc.	47	1,316
MAC Copper Ltd. — Class A*	127	1,212
Ivanhoe Electric Incorporated / US*	197	1,145
Oil-Dri Corporation of America	23	1,056
Perpetua Resources Corp.*	91	973
Rayonier Advanced Materials, Inc.*	151	868
Mativ Holdings, Inc.	127	791
Intrepid Potash, Inc.*	26	764
Compass Minerals International, Inc.*	81	753
Encore Energy Corp.*	420	575
Caledonia Mining Corporation plc	39	487
Ur-Energy, Inc.*	660	445
i-80 Gold Corp.*	686	399
Dakota Gold Corp.*	145	384
Kronos Worldwide, Inc.	51	381
Codexis, Inc.*	141	379
Lifezone Metals Ltd.*	86	360
Lightwave Logic, Inc.*	283	290
Piedmont Lithium, Inc.*	43	271
American Vanguard Corp.	59	260
Contango ORE, Inc.*	20	204
Northern Technologies International Corp.	18	187
Valhi, Inc.	6	98
Critical Metals Corp.*	15	21
Total Basic Materials		176,598

Utilities - 1.5%
New Jersey Resources Corp.	232	11,382
TXNM Energy, Inc.	208	11,124
Portland General Electric Co.	241	10,749
Spire, Inc.	132	10,329
Southwest Gas Holdings, Inc.	141	10,124
Black Hills Corp.	166	10,068
Brookfield Infrastructure Corp. — Class A	278	10,061
ONE Gas, Inc.	130	9,827
Ormat Technologies, Inc.	133	9,412
ALLETE, Inc.	134	8,804
Northwestern Energy Group, Inc.	143	8,275
MGE Energy, Inc.	84	7,809
Avista Corp.	185	7,746
Otter Tail Corp.	96	7,716
American States Water Co.	88	6,924
Chesapeake Utilities Corp.	52	6,678
California Water Service Group	134	6,494
Hawaiian Electric Industries, Inc.*	391	4,281
SJW Group	76	4,157
Northwest Natural Holding Co.	90	3,845
Middlesex Water Co.	42	2,692
Unitil Corp.	38	2,192
York Water Co.	34	1,179
Ameresco, Inc. — Class A*	76	918
Altus Power, Inc.*	179	886
Consolidated Water Company Ltd.	35	857
Genie Energy Ltd. — Class B	30	451
RGC Resources, Inc.	19	396
Global Water Resources, Inc.	27	278
Total Utilities		175,654

Government - 0.0%
Banco Latinoamericano de Comercio Exterior S.A. — Class E	65	2,379

Total Common Stocks
(Cost $4,943,112)		5,568,548

WARRANT† - 0.0%
Danimer Scientific, Inc.
Expiring 07/15/25*	1	—
Total Warrant
(Cost $—)		—

RIGHTS††† - 0.0%
Consumer, Non-cyclical - 0.0%
Cartesian Therapeutics Inc.*	881	—
Oncternal Therapeutics, Inc.*	7	—
Sanofi SA	261	—
Tobira Therapeutics, Inc.*	141	—
Novartis AG*	429	—
Total Consumer, Non-cyclical		—

Total Rights
(Cost $271)		—

222 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	March 31, 2025
RUSSELL 2000® FUND

	Shares	Value
EXCHANGE-TRADED FUNDS***,† - 22.0%
Vanguard Russell 2000 ETF	15,743	$1,269,673
iShares Russell 2000 Index ETF[1]	6,356	1,267,959
Total Exchange-Traded Funds
(Cost $2,799,130)		2,537,632

	Face Amount
U.S. TREASURY BILLS†† - 1.3%
U.S. Treasury Bills
4.08% due 04/08/25[2,3]	$105,000	104,913
4.20% due 06/12/25[3,4]	50,000	49,581
Total U.S. Treasury Bills
(Cost $154,494)		154,494

REPURCHASE AGREEMENTS††,5 - 29.0%
J.P. Morgan Securities LLC issued 03/31/25 at 4.36% due 04/01/25[4]	1,890,440	1,890,440
BofA Securities, Inc. issued 03/31/25 at 4.35% due 04/01/25[4]	1,448,810	1,448,810
Total Repurchase Agreements
(Cost $3,339,250)		3,339,250

	Shares
SECURITIES LENDING COLLATERAL†,6 - 9.0%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.27%[7]	1,032,105	1,032,105
Total Securities Lending Collateral
(Cost $1,032,105)		1,032,105

Total Investments - 109.7%
(Cost $12,268,362)		$12,632,029
Other Assets & Liabilities, net - (9.7)%		(1,112,900)
Total Net Assets - 100.0%		$11,519,129

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Purchased†
Russell 2000 Index Mini Futures Contracts	4	Jun 2025	$405,420	$(6,757)

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements††
Barclays Bank plc	Russell 2000 Index	Pay	5.09% (SOFR + 0.75%)	At Maturity	06/26/25	392	$789,658	$(24,304)
BNP Paribas	Russell 2000 Index	Pay	4.88% (Federal Funds Rate + 0.55%)	At Maturity	06/26/25	479	963,854	(29,667)
Goldman Sachs International	Russell 2000 Index	Pay	4.68% (Federal Funds Rate + 0.35%)	At Maturity	06/25/25	608	1,223,490	(50,756)
							$2,977,002	$(104,727)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 223

SCHEDULE OF INVESTMENTS (continued)	March 31, 2025
RUSSELL 2000® FUND

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs, unless otherwise noted. — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
†††	Value determined based on Level 3 inputs – See Note 4.
[1]	All or a portion of this security is on loan at March 31, 2025 — See Note 7.
[2]	All or a portion of this security is pledged as futures collateral at March 31, 2025.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	All or a portion of this security is pledged as equity index swap collateral at March 31, 2025.
[5]	Repurchase Agreements — See Note 6.
[6]	Securities lending collateral — See Note 7.
[7]	Rate indicated is the 7-day yield as of March 31, 2025.
plc — Public Limited Company
REIT — Real Estate Investment Trust
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

224 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (concluded)	March 31, 2025
RUSSELL 2000® FUND

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices		Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$5,568,548		$—	$—	*	$5,568,548
Warrant	—	*	—	—		—
Rights	—		—	—	*	—
Exchange-Traded Funds	2,537,632		—	—		2,537,632
U.S. Treasury Bills	—		154,494	—		154,494
Repurchase Agreements	—		3,339,250	—		3,339,250
Securities Lending Collateral	1,032,105		—	—		1,032,105
Total Assets	$9,138,285		$3,493,744	$—		$12,632,029

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$6,757	$—	$—	$6,757
Equity Index Swap Agreements**	—	104,727	—	104,727
Total Liabilities	$6,757	$104,727	$—	$111,484

*	Security has a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 225

RUSSELL 2000® FUND

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2025

Assets:
Investments, at value - including $1,004,491 of securities loaned (cost $8,929,112)	$9,292,779
Repurchase agreements, at value (cost $3,339,250)	3,339,250
Cash	102
Segregated cash with broker	38,530
Receivables:
Fund shares sold	21,016
Dividends	5,312
Interest	404
Securities sold	243
Securities lending income	243
Total assets	12,697,879

Liabilities:
Unrealized depreciation on OTC swap agreements	104,727
Payable for:
Return of securities lending collateral	1,032,105
Management fees	7,169
Transfer agent fees	5,379
Fund shares redeemed	4,176
Distribution and service fees	3,079
Swap settlement	2,438
Variation margin on futures contracts	2,000
Portfolio accounting and administration fees	1,482
Trustees’ fees*	157
Miscellaneous	16,038
Total liabilities	1,178,750
Net assets	$11,519,129

Net assets consist of:
Paid in capital	$16,238,230
Total distributable earnings (loss)	(4,719,101)
Net assets	$11,519,129
Class A:
Net assets	$4,393,663
Capital shares outstanding	90,671
Net asset value per share	$48.46
Maximum offering price per share (Net asset value divided by 95.25%)	$50.88
Class C:
Net assets	$1,098,245
Capital shares outstanding	27,212
Net asset value per share	$40.36
Class H:
Net assets	$6,027,221
Capital shares outstanding	124,678
Net asset value per share	$48.34

STATEMENT OF OPERATIONS
Year Ended March 31, 2025

Investment Income:
Dividends (net of foreign withholding tax of $330)	$150,914
Interest	392,395
Income from securities lending, net	5,995
Total investment income	549,304

Expenses:
Management fees	153,167
Distribution and service fees:
Class A	13,223
Class C	20,069
Class H	32,819
Transfer agent fees	45,081
Portfolio accounting and administration fees	41,873
Registration fees	29,151
Professional fees	12,159
Custodian fees	2,871
Trustees’ fees*	2,654
Interest expense	746
Miscellaneous	2,590
Total expenses	356,403
Less:
Expenses reimbursed by Adviser	(10,201)
Net expenses	346,202
Net investment income	203,102

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(495,626)
Swap agreements	(996,412)
Futures contracts	(429,880)
Net realized loss	(1,921,918)
Net change in unrealized appreciation (depreciation) on:
Investments	(90,293)
Swap agreements	(378,271)
Futures contracts	(78,410)
Net change in unrealized appreciation (depreciation)	(546,974)
Net realized and unrealized loss	(2,468,892)
Net decrease in net assets resulting from operations	$(2,265,790)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

226 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RUSSELL 2000® FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended March 31, 2025	Year Ended March 31, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment income	$203,102	$235,333
Net realized gain (loss) on investments	(1,921,918)	197,472
Net change in unrealized appreciation (depreciation) on investments	(546,974)	3,796,083
Net increase (decrease) in net assets resulting from operations	(2,265,790)	4,228,888

Distributions to shareholders:
Class A	(50,973)	(9,693)
Class C	(15,825)	(3,174)
Class H	(272,709)	(46,037)
Total distributions to shareholders	(339,507)	(58,904)

Capital share transactions:
Proceeds from sale of shares
Class A	3,234,650	12,021,235
Class C	1,330,822	2,714,592
Class H	111,915,479	67,073,724
Distributions reinvested
Class A	50,064	9,570
Class C	12,847	2,469
Class H	270,851	46,005
Cost of shares redeemed
Class A	(5,680,556)	(9,294,688)
Class C	(4,072,639)	(553,562)
Class H	(129,084,032)	(61,143,883)
Net increase (decrease) from capital share transactions	(22,022,514)	10,875,462
Net increase (decrease) in net assets	(24,627,811)	15,045,446

Net assets:
Beginning of year	36,146,940	21,101,494
End of year	$11,519,129	$36,146,940

Capital share activity:
Shares sold
Class A	61,393	258,409
Class C	30,275	63,825
Class H	2,123,445	1,423,771
Shares issued from reinvestment of distributions
Class A	879	209
Class C	270	64
Class H	4,769	1,005
Shares redeemed
Class A	(110,262)	(206,292)
Class C	(93,568)	(14,751)
Class H	(2,487,887)	(1,298,866)
Net increase (decrease) in shares	(470,686)	227,374

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 227

RUSSELL 2000® FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class A	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$51.81	$44.08	$50.66	$61.82	$32.24
Income (loss) from investment operations:
Net investment income (loss)[a]	.52	.40	.13	(.69)	(.77)
Net gain (loss) on investments (realized and unrealized)	(3.32)	7.42	(6.71)	(3.41)	30.35
Total from investment operations	(2.80)	7.82	(6.58)	(4.10)	29.58
Less distributions from:
Net investment income	(.55)	(.09)	—	—	—
Net realized gains	—	—	—	(7.06)	—
Total distributions	(.55)	(.09)	—	(7.06)	—
Net asset value, end of period	$48.46	$51.81	$44.08	$50.66	$61.82

Total Return[b]	(5.57%)	17.77%	(12.99%)	(7.29%)	91.75%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,394	$7,184	$3,806	$5,781	$12,421
Ratios to average net assets:
Net investment income (loss)	0.99%	0.87%	0.28%	(1.14%)	(1.53%)
Total expenses[c]	1.68%	1.66%	1.65%	1.60%	1.67%
Net expenses[d]	1.63%	1.63%	1.65%	1.60%	1.67%
Portfolio turnover rate	22%	12%	25%	76%	—

Class C	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$43.55	$37.35	$43.24	$54.24	$28.50
Income (loss) from investment operations:
Net investment income (loss)[a]	.12	.05	(.21)	(.98)	(.95)
Net gain (loss) on investments (realized and unrealized)	(2.76)	6.24	(5.68)	(2.96)	26.69
Total from investment operations	(2.64)	6.29	(5.89)	(3.94)	25.74
Less distributions from:
Net investment income	(.55)	(.09)	—	—	—
Net realized gains	—	—	—	(7.06)	—
Total distributions	(.55)	(.09)	—	(7.06)	—
Net asset value, end of period	$40.36	$43.55	$37.35	$43.24	$54.24

Total Return[b]	(6.26%)	16.91%	(13.62%)	(8.05%)	90.32%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,098	$3,930	$1,535	$1,904	$3,717
Ratios to average net assets:
Net investment income (loss)	0.27%	0.12%	(0.56%)	(1.89%)	(2.28%)
Total expenses[c]	2.41%	2.42%	2.40%	2.36%	2.43%
Net expenses[d]	2.36%	2.38%	2.40%	2.36%	2.43%
Portfolio turnover rate	22%	12%	25%	76%	—

228 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RUSSELL 2000® FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class H	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$51.68	$43.97	$50.53	$61.68	$32.17
Income (loss) from investment operations:
Net investment income (loss)[a]	.58	.42	.09	(.66)	(.75)
Net gain (loss) on investments (realized and unrealized)	(3.37)	7.38	(6.65)	(3.43)	30.26
Total from investment operations	(2.79)	7.80	(6.56)	(4.09)	29.51
Less distributions from:
Net investment income	(.55)	(.09)	—	—	—
Net realized gains	—	—	—	(7.06)	—
Total distributions	(.55)	(.09)	—	(7.06)	—
Net asset value, end of period	$48.34	$51.68	$43.97	$50.53	$61.68

Total Return	(5.56%)	17.77%	(12.98%)	(7.29%)	91.73%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6,027	$25,033	$15,761	$18,432	$29,743
Ratios to average net assets:
Net investment income (loss)	1.11%	0.92%	0.21%	(1.12%)	(1.52%)
Total expenses[c]	1.67%	1.67%	1.65%	1.61%	1.67%
Net expenses[d]	1.62%	1.63%	1.65%	1.61%	1.67%
Portfolio turnover rate	22%	12%	25%	76%	—

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]	Total return does not reflect the impact of any applicable sales charges.
[c]	Does not include expenses of the underlying funds in which the Fund invests.
[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 229

SCHEDULE OF INVESTMENTS	March 31, 2025
INVERSE RUSSELL 2000® STRATEGY FUND

	Shares	Value
MUTUAL FUNDS† - 42.2%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	44,544	$446,771
Guggenheim Strategy Fund II1	17,889	444,730
Total Mutual Funds
(Cost $868,958)		891,501

	Face Amount
U.S. TREASURY BILLS†† - 5.1%
U.S. Treasury Bills
4.20% due 06/12/25[2,3]	$100,000	99,162
4.08% due 04/08/25[3]	7,000	6,994
Total U.S. Treasury Bills
(Cost $106,155)		106,156

REPURCHASE AGREEMENTS††,4 - 22.7%
J.P. Morgan Securities LLC issued 03/31/25 at 4.36% due 04/01/25[2]	271,913	271,913
BofA Securities, Inc. issued 03/31/25 at 4.35% due 04/01/25[2]	208,390	208,390
Total Repurchase Agreements
(Cost $480,303)		480,303

Total Investments - 70.0%
(Cost $1,455,416)		$1,477,960
Other Assets & Liabilities, net - 30.0%		634,794
Total Net Assets - 100.0%		$2,112,754

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements Sold Short††
Barclays Bank plc	Russell 2000 Index	Receive	4.69% (SOFR + 0.35%)	At Maturity	06/26/25	790	$1,588,730	$31,968
Goldman Sachs International	Russell 2000 Index	Receive	4.43% (Federal Funds Rate + 0.10%)	At Maturity	06/25/25	173	347,462	11,741
BNP Paribas	Russell 2000 Index	Receive	4.48% (Federal Funds Rate + 0.15%)	At Maturity	06/26/25	81	162,409	4,998
							$2,098,601	$48,707

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer.
[2]	All or a portion of this security is pledged as equity index swap collateral at March 31, 2025.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	Repurchase Agreements — See Note 6.
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

230 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (concluded)	March 31, 2025
INVERSE RUSSELL 2000® STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$891,501	$—	$—	$891,501
U.S. Treasury Bills	—	106,156	—	106,156
Repurchase Agreements	—	480,303	—	480,303
Equity Index Swap Agreements**	—	48,707	—	48,707
Total Assets	$891,501	$635,166	$—	$1,526,667

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short-term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2024 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000139834424022509/fp0090292-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the year ended March 31, 2025, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/24	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/25	Shares 03/31/25	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$440,079	$—	$—	$—	$4,651	$444,730	17,889	$24,999
Guggenheim Ultra Short Duration Fund — Institutional Class	441,426	—	—	—	5,345	446,771	44,544	22,195
	$881,505	$—	$—	$—	$9,996	$891,501		$47,194

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 231

INVERSE RUSSELL 2000® STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2025

Assets:
Investments in unaffiliated issuers, at value (cost $106,155)	$106,156
Investments in affiliated issuers, at value (cost $868,958)	891,501
Repurchase agreements, at value (cost $480,303)	480,303
Segregated cash with broker	2,061
Unrealized appreciation on OTC swap agreements	48,707
Receivables:
Fund shares sold	583,775
Dividends	3,513
Swap settlement	803
Interest	59
Total assets	2,116,878

Liabilities:
Overdraft due to custodian bank	6
Payable for:
Management fees	1,110
Transfer agent fees	633
Licensing fees	506
Professional fees	492
Distribution and service fees	340
Printing fees	299
Portfolio accounting and administration fees	70
Trustees’ fees*	18
Miscellaneous	650
Total liabilities	4,124
Net assets	$2,112,754

Net assets consist of:
Paid in capital	$44,680,166
Total distributable earnings (loss)	(42,567,412)
Net assets	$2,112,754
Class A:
Net assets	$193,765
Capital shares outstanding	1,276
Net asset value per share	$151.85
Maximum offering price per share (Net asset value divided by 95.25%)	$159.42
Class C:
Net assets	$9,568
Capital shares outstanding	76
Net asset value per share	$126.46
Class H:
Net assets	$1,909,421
Capital shares outstanding	12,517
Net asset value per share	$152.55

STATEMENT OF OPERATIONS
Year Ended March 31, 2025

Investment Income:
Dividends from securities of affiliated issuers	$47,194
Interest	64,623
Total investment income	111,817

Expenses:
Management fees	19,241
Distribution and service fees:
Class A	883
Class C	28
Class H	4,455
Transfer agent fees	4,559
Portfolio accounting and administration fees	3,262
Registration fees	2,791
Professional fees	1,129
Interest expense	313
Custodian fees	281
Trustees’ fees*	256
Miscellaneous	798
Total expenses	37,996
Less:
Expenses reimbursed by Adviser	(2,138)
Expenses waived by Adviser	(1,110)
Total waived/reimbursed expenses	(3,248)
Net expenses	34,748
Net investment income	77,069

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Swap agreements	(104,069)
Futures contracts	(11,904)
Net realized loss	(115,973)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	1
Investments in affiliated issuers	9,996
Swap agreements	106,624
Net change in unrealized appreciation (depreciation)	116,621
Net realized and unrealized gain	648
Net increase in net assets resulting from operations	$77,717

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

232 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE RUSSELL 2000® STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended March 31, 2025	Year Ended March 31, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment income	$77,069	$145,904
Net realized loss on investments	(115,973)	(584,924)
Net change in unrealized appreciation (depreciation) on investments	116,621	142,974
Net increase (decrease) in net assets resulting from operations	77,717	(296,046)

Distributions to shareholders:
Class A	(11,413)	(22,717)
Class C	(9)	(871)
Class H	(100,434)	(106,847)
Total distributions to shareholders	(111,856)	(130,435)

Capital share transactions:
Proceeds from sale of shares
Class A	853,356	611,136
Class C	15,944	3,800
Class H	6,992,607	18,993,823
Distributions reinvested
Class A	11,413	22,700
Class C	9	871
Class H	100,434	106,719
Cost of shares redeemed
Class A	(1,023,942)	(707,833)
Class C	(8,117)	(56,811)
Class H	(7,009,781)	(22,343,474)
Net decrease from capital share transactions	(68,077)	(3,369,069)
Net decrease in net assets	(102,216)	(3,795,550)

Net assets:
Beginning of year	2,214,970	6,010,520
End of year	$2,112,754	$2,214,970

Capital share activity*:
Shares sold
Class A	5,826	3,672
Class C	136	26
Class H	47,580	106,202
Shares issued from reinvestment of distributions
Class A	89	138
Class C	—	6
Class H	778	644
Shares redeemed
Class A	(7,115)	(4,111)
Class C	(61)	(385)
Class H	(48,294)	(124,504)
Net decrease in shares	(1,061)	(18,312)

*	Reverse share split — Capital share activity has been restated to reflect a 1:3 reverse share split effective February 24, 2025. See Note 11 in the Notes to Financial Statements.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 233

INVERSE RUSSELL 2000® STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class A	Year Ended March 31, 2025[f]	Year Ended March 31, 2024[f]	Year Ended March 31, 2023[f]	Year Ended March 31, 2022[f]	Year Ended March 31, 2021[f]
Per Share Data
Net asset value, beginning of period	$147.82	$180.41	$165.40	$165.85	$361.82
Income (loss) from investment operations:
Net investment income (loss)[a]	5.38	6.48	2.01	(1.92)	(1.35)
Net gain (loss) on investments (realized and unrealized)	6.76	(26.20)	13.00 [e]	1.47	(194.47)
Total from investment operations	12.14	(19.72)	15.01	(.45)	(195.82)
Less distributions from:
Net investment income	(8.11)	(12.87)	—	—	(.15)
Total distributions	(8.11)	(12.87)	—	—	(.15)
Net asset value, end of period	$151.85	$147.82	$180.41	$165.40	$165.85

Total Return[b]	9.22%	(11.70%)	9.07%	(0.27%)	(54.13%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$194	$366	$501	$443	$320
Ratios to average net assets:
Net investment income (loss)	3.65%	3.73%	1.13%	(1.17%)	(1.38%)
Total expenses[c]	1.77%	1.75%	1.80%	1.71%	1.80%
Net expenses[d]	1.62%	1.62%	1.75%	1.66%	1.78%
Portfolio turnover rate	—	—	—	—	14%

Class C	Year Ended March 31, 2025[f]	Year Ended March 31, 2024[f]	Year Ended March 31, 2023[f]	Year Ended March 31, 2022[f]	Year Ended March 31, 2021[f]
Per Share Data
Net asset value, beginning of period	$125.28	$156.00	$144.15	$145.52	$320.19
Income (loss) from investment operations:
Net investment income (loss)[a]	2.51	4.50	.90	(2.67)	(1.83)
Net gain (loss) on investments (realized and unrealized)	6.78	(22.35)	10.95 [e]	1.30	(172.69)
Total from investment operations	9.29	(17.85)	11.85	(1.37)	(174.52)
Less distributions from:
Net investment income	(8.11)	(12.87)	—	—	(.15)
Total distributions	(8.11)	(12.87)	—	—	(.15)
Net asset value, end of period	$126.46	$125.28	$156.00	$144.15	$145.52

Total Return[b]	8.57%	(12.35%)	8.18%	(0.91%)	(54.49%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$10	$0	$55	$28	$26
Ratios to average net assets:
Net investment income (loss)	2.15%	2.92%	0.58%	(1.88%)	(2.15%)
Total expenses[c]	2.56%	2.49%	2.55%	2.46%	2.57%
Net expenses[d]	2.39%	2.38%	2.49%	2.40%	2.54%
Portfolio turnover rate	—	—	—	—	14%

234 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE RUSSELL 2000® STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class H	Year Ended March 31, 2025[f]	Year Ended March 31, 2024[f]	Year Ended March 31, 2023[f]	Year Ended March 31, 2022[f]	Year Ended March 31, 2021[f]
Per Share Data
Net asset value, beginning of period	$148.46	$181.13	$166.06	$166.52	$363.26
Income (loss) from investment operations:
Net investment income (loss)[a]	5.28	6.48	1.92	(1.92)	(1.32)
Net gain (loss) on investments (realized and unrealized)	6.92	(26.28)	13.15 [e]	1.46	(195.27)
Total from investment operations	12.20	(19.80)	15.07	(.46)	(196.59)
Less distributions from:
Net investment income	(8.11)	(12.87)	—	—	(.15)
Total distributions	(8.11)	(12.87)	—	—	(.15)
Net asset value, end of period	$152.55	$148.46	$181.13	$166.06	$166.52

Total Return	9.22%	(11.70%)	9.09%	(0.29%)	(54.13%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,909	$1,849	$5,454	$5,396	$5,087
Ratios to average net assets:
Net investment income (loss)	3.60%	3.69%	1.06%	(1.17%)	(1.42%)
Total expenses[c]	1.78%	1.74%	1.78%	1.71%	1.81%
Net expenses[d]	1.62%	1.62%	1.72%	1.66%	1.79%
Portfolio turnover rate	—	—	—	—	14%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]	Total return does not reflect the impact of any applicable sales charges.
[c]	Does not include expenses of the underlying funds in which the Fund invests.
[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[e]

The amount shown for a share outstanding throughout the period does not agree with the aggregate net loss on investments for the year because of the sales and purchases of fund shares in relation to fluctuating market value of the investments of the Fund.

[f]	Reverse share split — Per share amounts have been restated to reflect a 1:3 reverse share split effective February 24, 2025. See Note 11 in the Notes to Financial Statements.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 235

SCHEDULE OF INVESTMENTS	March 31, 2025
NOVA FUND

	Shares	Value
COMMON STOCKS† - 82.4%

Technology - 23.6%
Apple, Inc.	61,303	$13,617,235
Microsoft Corp.	30,337	11,388,206
NVIDIA Corp.	99,941	10,831,605
Broadcom, Inc.	19,129	3,202,768
Salesforce, Inc.	3,905	1,047,946
International Business Machines Corp.	3,773	938,194
Oracle Corp.	6,620	925,542
Accenture plc — Class A	2,553	796,638
Palantir Technologies, Inc. — Class A*	8,365	706,006
Intuit, Inc.	1,142	701,177
QUALCOMM, Inc.	4,513	693,242
Adobe, Inc.*	1,776	681,149
Advanced Micro Devices, Inc.*	6,613	679,420
ServiceNow, Inc.*	841	669,554
Texas Instruments, Inc.	3,715	667,585
Fiserv, Inc.*	2,321	512,546
Applied Materials, Inc.	3,317	481,363
Analog Devices, Inc.	2,025	408,382
Intel Corp.*	17,670	401,286
Micron Technology, Inc.	4,546	395,002
Lam Research Corp.	5,238	380,803
KLA Corp.	542	368,452
Crowdstrike Holdings, Inc. — Class A*	1,005	354,343
Cadence Design Systems, Inc.*	1,119	284,595
Synopsys, Inc.*	631	270,604
Roper Technologies, Inc.	437	257,647
Fortinet, Inc.*	2,596	249,891
Autodesk, Inc.*	877	229,599
Workday, Inc. — Class A*	873	203,872
Paychex, Inc.	1,308	201,798
NXP Semiconductor N.V.	1,037	197,092
Fair Isaac Corp.*	100	184,416
MSCI, Inc. — Class A	317	179,264
Fidelity National Information Services, Inc.	2,162	161,458
Cognizant Technology Solutions Corp. — Class A	2,018	154,377
Electronic Arts, Inc.	968	139,895
Take-Two Interactive Software, Inc.*	670	138,858
Gartner, Inc.*	313	131,379
Dell Technologies, Inc. — Class C	1,273	116,034
Broadridge Financial Solutions, Inc.	478	115,896
Monolithic Power Systems, Inc.	195	113,096
ANSYS, Inc.*	357	113,012
Microchip Technology, Inc.	2,195	106,260
HP, Inc.	3,827	105,970
Tyler Technologies, Inc.*	175	101,743
Hewlett Packard Enterprise Co.	5,360	82,705
PTC, Inc.*	491	76,081
Seagate Technology Holdings plc	864	73,397
NetApp, Inc.	830	72,907
Leidos Holdings, Inc.	534	72,058
Super Micro Computer, Inc.*,1	2,055	70,363
ON Semiconductor Corp.*	1,720	69,987
Zebra Technologies Corp. — Class A*	210	59,337
Western Digital Corp.*	1,419	57,370
Teradyne, Inc.	665	54,929
Jack Henry & Associates, Inc.	297	54,232
Akamai Technologies, Inc.*	612	49,266
Skyworks Solutions, Inc.	656	42,397
Paycom Software, Inc.	192	41,948
EPAM Systems, Inc.*	231	39,002
Dayforce, Inc.*	649	37,856
Total Technology		55,559,035

Consumer, Non-cyclical - 13.9%
Eli Lilly & Co.	3,215	2,655,301
UnitedHealth Group, Inc.	3,756	1,967,205
Procter & Gamble Co.	9,569	1,630,749
Johnson & Johnson	9,825	1,629,378
AbbVie, Inc.	7,204	1,509,382
Coca-Cola Co.	15,800	1,131,596
Philip Morris International, Inc.	6,345	1,007,142
Abbott Laboratories	7,078	938,897
Merck & Company, Inc.	10,323	926,593
PepsiCo, Inc.	5,597	839,214
Thermo Fisher Scientific, Inc.	1,560	776,256
Intuitive Surgical, Inc.*	1,455	720,618
Amgen, Inc.	2,192	682,918
S&P Global, Inc.	1,285	652,909
Boston Scientific Corp.*	6,015	606,793
Pfizer, Inc.	23,126	586,013
Gilead Sciences, Inc.	5,086	569,886
Danaher Corp.	2,612	535,460
Stryker Corp.	1,401	521,522
Vertex Pharmaceuticals, Inc.*	1,048	508,091
Automatic Data Processing, Inc.	1,660	507,180
Bristol-Myers Squibb Co.	8,281	505,058
Medtronic plc	5,232	470,147
Altria Group, Inc.	6,916	415,098
Elevance Health, Inc.	946	411,472
Cigna Group	1,117	367,493
Mondelez International, Inc. — Class A	5,279	358,180
CVS Health Corp.	5,145	348,574
McKesson Corp.	511	343,898
Colgate-Palmolive Co.	3,312	310,334
Zoetis, Inc.	1,827	300,816
Moody’s Corp.	632	294,316
Cintas Corp.	1,399	287,537
Regeneron Pharmaceuticals, Inc.	429	272,085
Becton Dickinson & Co.	1,172	268,458
PayPal Holdings, Inc.*	4,037	263,414
HCA Healthcare, Inc.	728	251,560
Cencora, Inc. — Class A	704	195,775
Kimberly-Clark Corp.	1,353	192,424
Kenvue, Inc.	7,823	187,596
Kroger Co.	2,716	183,846
Corteva, Inc.	2,798	176,078
Edwards Lifesciences Corp.*	2,407	174,459
Verisk Analytics, Inc. — Class A	576	171,429
United Rentals, Inc.	267	167,329
Monster Beverage Corp.*	2,857	167,192

236 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	March 31, 2025
NOVA FUND

	Shares	Value
Keurig Dr Pepper, Inc.	4,872	$166,720
Quanta Services, Inc.	602	153,016
GE HealthCare Technologies, Inc.	1,866	150,605
Sysco Corp.	1,996	149,780
IDEXX Laboratories, Inc.*	334	140,263
Agilent Technologies, Inc.	1,164	136,165
Cardinal Health, Inc.	985	135,703
General Mills, Inc.	2,250	134,527
ResMed, Inc.	599	134,086
Humana, Inc.	492	130,183
Equifax, Inc.	506	123,241
Centene Corp.*	2,024	122,877
IQVIA Holdings, Inc.*	682	120,237
Constellation Brands, Inc. — Class A	634	116,352
Church & Dwight Company, Inc.	1,003	110,420
Dexcom, Inc.*	1,594	108,854
Kraft Heinz Co.	3,560	108,331
Hershey Co.	603	103,131
Corpay, Inc.*	284	99,037
Global Payments, Inc.	1,010	98,899
Archer-Daniels-Midland Co.	1,953	93,764
Zimmer Biomet Holdings, Inc.	812	91,902
STERIS plc	401	90,887
Kellanova	1,097	90,492
Waters Corp.*	242	89,194
McCormick & Company, Inc.	1,030	84,779
Biogen, Inc.*	597	81,693
Labcorp Holdings, Inc.	340	79,132
Quest Diagnostics, Inc.	453	76,648
Insulet Corp.*	286	75,106
Tyson Foods, Inc. — Class A	1,168	74,530
Molina Healthcare, Inc.*	226	74,442
Clorox Co.	503	74,067
Baxter International, Inc.	2,084	71,335
Cooper Companies, Inc.*	814	68,661
West Pharmaceutical Services, Inc.	295	66,045
Estee Lauder Companies, Inc. — Class A	956	63,096
Rollins, Inc.	1,146	61,918
Avery Dennison Corp.	327	58,196
Hologic, Inc.*	916	56,581
Revvity, Inc.	497	52,583
Conagra Brands, Inc.	1,948	51,953
J M Smucker Co.	434	51,390
Align Technology, Inc.*	286	45,434
Universal Health Services, Inc. — Class B	239	44,908
Solventum Corp.*	564	42,887
Molson Coors Beverage Co. — Class B	703	42,791
Viatris, Inc.	4,871	42,426
Bunge Global S.A.	545	41,649
Incyte Corp.*	655	39,660
Moderna, Inc.*	1,382	39,180
Bio-Techne Corp.	644	37,758
Hormel Foods Corp.	1,187	36,726
Henry Schein, Inc.*	509	34,861
MarketAxess Holdings, Inc.	154	33,318
The Campbell’s Co.	803	32,056
Charles River Laboratories International, Inc.*	208	31,308
Lamb Weston Holdings, Inc.	582	31,021
DaVita, Inc.*	180	27,535
Brown-Forman Corp. — Class B	743	25,217
Total Consumer, Non-cyclical		32,837,227

Financial - 12.9%
Berkshire Hathaway, Inc. — Class B*	7,480	3,983,698
JPMorgan Chase & Co.	11,411	2,799,118
Visa, Inc. — Class A	7,033	2,464,785
Mastercard, Inc. — Class A	3,323	1,821,403
Bank of America Corp.	27,021	1,127,586
Wells Fargo & Co.	13,422	963,565
Goldman Sachs Group, Inc.	1,273	695,427
Progressive Corp.	2,390	676,394
American Express Co.	2,265	609,398
Morgan Stanley	5,050	589,184
Blackrock, Inc.	594	562,209
Charles Schwab Corp.	6,954	544,359
Citigroup, Inc.	7,660	543,783
Marsh & McLennan Companies, Inc.	2,004	489,036
Chubb Ltd.	1,521	459,327
Prologis, Inc. REIT	3,782	422,790
Blackstone, Inc. — Class A	2,986	417,383
American Tower Corp. — Class A REIT	1,907	414,963
Intercontinental Exchange, Inc.	2,345	404,513
CME Group, Inc. — Class A	1,470	389,976
Welltower, Inc. REIT	2,486	380,880
Arthur J Gallagher & Co.	1,038	358,359
Aon plc — Class A	882	351,997
Equinix, Inc. REIT	397	323,694
KKR & Company, Inc. — Class A	2,755	318,506
PNC Financial Services Group, Inc.	1,616	284,044
Capital One Financial Corp.	1,555	278,811
U.S. Bancorp	6,366	268,773
Apollo Global Management, Inc.	1,824	249,779
Bank of New York Mellon Corp.	2,929	245,655
Travelers Companies, Inc.	924	244,361
Aflac, Inc.	2,020	224,604
Allstate Corp.	1,081	223,843
Truist Financial Corp.	5,370	220,976
American International Group, Inc.	2,421	210,482
Simon Property Group, Inc. REIT	1,251	207,766
Realty Income Corp. REIT	3,571	207,154
Public Storage REIT	643	192,443
Ameriprise Financial, Inc.	392	189,771
MetLife, Inc.	2,362	189,645
Digital Realty Trust, Inc. REIT	1,291	184,987
Crown Castle, Inc. REIT	1,774	184,904
Discover Financial Services	1,024	174,797
Prudential Financial, Inc.	1,445	161,378
CBRE Group, Inc. — Class A*	1,206	157,721
Arch Capital Group Ltd.	1,530	147,155
Hartford Insurance Group, Inc.	1,174	145,259
VICI Properties, Inc. REIT	4,302	140,331
Willis Towers Watson plc	407	137,546

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 237

SCHEDULE OF INVESTMENTS (continued)	March 31, 2025
NOVA FUND

	Shares	Value
CoStar Group, Inc.*	1,720	$136,275
Extra Space Storage, Inc. REIT	865	128,444
Nasdaq, Inc.	1,688	128,052
AvalonBay Communities, Inc. REIT	580	124,480
Ventas, Inc. REIT	1,784	122,668
M&T Bank Corp.	677	121,014
Brown & Brown, Inc.	968	120,419
Fifth Third Bancorp	2,734	107,173
State Street Corp.	1,177	105,377
Raymond James Financial, Inc.	752	104,460
Iron Mountain, Inc. REIT	1,199	103,162
Equity Residential REIT	1,394	99,783
Cboe Global Markets, Inc.	427	96,626
SBA Communications Corp. REIT	439	96,584
Cincinnati Financial Corp.	638	94,245
Huntington Bancshares, Inc.	5,932	89,039
W R Berkley Corp.	1,225	87,171
Weyerhaeuser Co. REIT	2,961	86,698
Synchrony Financial	1,586	83,963
T. Rowe Price Group, Inc.	909	83,510
Invitation Homes, Inc. REIT	2,325	81,026
Regions Financial Corp.	3,709	80,597
Essex Property Trust, Inc. REIT	262	80,321
Mid-America Apartment Communities, Inc. REIT	477	79,936
Northern Trust Corp.	800	78,920
Citizens Financial Group, Inc.	1,784	73,091
Principal Financial Group, Inc.	858	72,389
Loews Corp.	721	66,267
KeyCorp	4,065	64,999
Everest Group Ltd.	175	63,583
Kimco Realty Corp. REIT	2,773	58,899
Alexandria Real Estate Equities, Inc. REIT	629	58,189
Healthpeak Properties, Inc. REIT	2,854	57,708
UDR, Inc. REIT	1,229	55,514
Camden Property Trust REIT	435	53,200
Regency Centers Corp. REIT	666	49,124
Globe Life, Inc.	343	45,180
Assurant, Inc.	209	43,838
Erie Indemnity Co. — Class A	102	42,743
Host Hotels & Resorts, Inc. REIT	2,853	40,541
BXP, Inc. REIT	594	39,911
Federal Realty Investment Trust REIT	315	30,813
Invesco Ltd.	1,828	27,731
Franklin Resources, Inc.	1,265	24,351
Total Financial		30,472,532

Communications - 12.5%
Amazon.com, Inc.*	38,491	7,323,298
Meta Platforms, Inc. — Class A	8,937	5,150,929
Alphabet, Inc. — Class A	23,804	3,681,050
Alphabet, Inc. — Class C	19,291	3,013,833
Netflix, Inc.*	1,745	1,627,265
Cisco Systems, Inc.	16,253	1,002,973
AT&T, Inc.	29,293	828,406
Verizon Communications, Inc.	17,179	779,239
Walt Disney Co.	7,377	728,110
Uber Technologies, Inc.*	8,524	621,059
Booking Holdings, Inc.	134	617,326
Comcast Corp. — Class A	15,391	567,928
T-Mobile US, Inc.	1,957	521,951
Palo Alto Networks, Inc.*	2,701	460,899
Arista Networks, Inc.*	4,216	326,656
Motorola Solutions, Inc.	682	298,586
DoorDash, Inc. — Class A*	1,384	252,954
Airbnb, Inc. — Class A*	1,767	211,086
Charter Communications, Inc. — Class A*	394	145,201
Corning, Inc.	3,146	144,024
eBay, Inc.	1,954	132,344
GoDaddy, Inc. — Class A*	576	103,761
Warner Bros Discovery, Inc.*	9,110	97,750
CDW Corp.	544	87,181
Expedia Group, Inc.	503	84,554
VeriSign, Inc.*	331	84,031
FactSet Research Systems, Inc.	155	70,469
Omnicom Group, Inc.	802	66,494
F5, Inc.*	235	62,573
Gen Digital, Inc.	2,213	58,733
Fox Corp. — Class A	888	50,261
Juniper Networks, Inc.	1,351	48,893
News Corp. — Class A	1,543	42,000
Interpublic Group of Companies, Inc.	1,520	41,283
Match Group, Inc.	1,024	31,949
Paramount Global — Class B	2,428	29,039
Fox Corp. — Class B	538	28,358
News Corp. — Class B	456	13,849
Total Communications		29,436,295

Consumer, Cyclical - 6.9%
Tesla, Inc.*	11,420	2,959,607
Costco Wholesale Corp.	1,812	1,713,753
Walmart, Inc.	17,703	1,554,146
Home Depot, Inc.	4,054	1,485,751
McDonald’s Corp.	2,924	913,370
TJX Companies, Inc.	4,587	558,697
Lowe’s Companies, Inc.	2,304	537,362
Starbucks Corp.	4,635	454,647
O’Reilly Automotive, Inc.*	235	336,656
NIKE, Inc. — Class B	4,820	305,974
Chipotle Mexican Grill, Inc. — Class A*	5,531	277,712
AutoZone, Inc.*	68	259,269
Hilton Worldwide Holdings, Inc.	982	223,454
Marriott International, Inc. — Class A	934	222,479
PACCAR, Inc.	2,140	208,372
Royal Caribbean Cruises Ltd.	1,010	207,495
Copart, Inc.*	3,578	202,479
Target Corp.	1,870	195,153
General Motors Co.	4,060	190,942
Fastenal Co.	2,339	181,390
Yum! Brands, Inc.	1,138	179,076
WW Grainger, Inc.	181	178,797
Cummins, Inc.	560	175,526
Ross Stores, Inc.	1,346	172,005
Ford Motor Co.	15,885	159,327

238 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	March 31, 2025
NOVA FUND

	Shares	Value
DR Horton, Inc.	1,157	$147,089
Lululemon Athletica, Inc.*	457	129,358
Tractor Supply Co.	2,180	120,118
Delta Air Lines, Inc.	2,618	114,145
Lennar Corp. — Class A	953	109,385
Darden Restaurants, Inc.	478	99,309
United Airlines Holdings, Inc.*	1,342	92,665
NVR, Inc.*	12	86,933
PulteGroup, Inc.	826	84,913
Carnival Corp.*	4,276	83,510
Live Nation Entertainment, Inc.*	639	83,441
Southwest Airlines Co.	2,419	81,230
Williams-Sonoma, Inc.	502	79,366
Dollar General Corp.	897	78,873
Ulta Beauty, Inc.*	189	69,276
Deckers Outdoor Corp.*	619	69,210
Genuine Parts Co.	567	67,552
Domino’s Pizza, Inc.	141	64,783
Dollar Tree, Inc.*	825	61,933
Tapestry, Inc.	844	59,426
Best Buy Company, Inc.	793	58,373
Aptiv plc*	936	55,692
Las Vegas Sands Corp.	1,402	54,159
Pool Corp.	155	49,344
CarMax, Inc.*	628	48,934
LKQ Corp.	1,060	45,092
TKO Group Holdings, Inc.	272	41,564
Ralph Lauren Corp. — Class A	163	35,981
Norwegian Cruise Line Holdings Ltd.*	1,794	34,014
Hasbro, Inc.	535	32,897
Walgreens Boots Alliance, Inc.*	2,927	32,695
Wynn Resorts Ltd.	365	30,478
MGM Resorts International*	913	27,061
Caesars Entertainment, Inc.*	867	21,675
Total Consumer, Cyclical		16,203,913

Industrial - 6.1%
General Electric Co.	4,380	876,657
RTX Corp.	5,436	720,053
Caterpillar, Inc.	1,950	643,110
Union Pacific Corp.	2,466	582,568
Honeywell International, Inc.	2,653	561,773
Boeing Co.*	3,061	522,054
Deere & Co.	1,034	485,308
Eaton Corporation plc	1,612	438,190
Lockheed Martin Corp.	854	381,490
Waste Management, Inc.	1,490	344,950
GE Vernova, Inc.	1,126	343,745
United Parcel Service, Inc. — Class B	2,985	328,320
3M Co.	2,215	325,295
Amphenol Corp. — Class A	4,942	324,146
Parker-Hannifin Corp.	525	319,121
TransDigm Group, Inc.	229	316,773
Trane Technologies plc	915	308,282
Northrop Grumman Corp.	555	284,166
General Dynamics Corp.	1,036	282,393
Illinois Tool Works, Inc.	1,090	270,331
Emerson Electric Co.	2,301	252,282
CSX Corp.	7,870	231,614
FedEx Corp.	904	220,377
Norfolk Southern Corp.	924	218,849
Johnson Controls International plc	2,693	215,736
Howmet Aerospace, Inc.	1,651	214,184
Carrier Global Corp.	3,296	208,967
Republic Services, Inc. — Class A	828	200,508
TE Connectivity plc	1,217	171,986
Otis Worldwide Corp.	1,618	166,978
AMETEK, Inc.	944	162,500
L3Harris Technologies, Inc.	768	160,750
Axon Enterprise, Inc.*	295	155,155
Garmin Ltd.	627	136,141
Ingersoll Rand, Inc.	1,644	131,569
Old Dominion Freight Line, Inc.	767	126,900
Westinghouse Air Brake Technologies Corp.	697	126,401
Vulcan Materials Co.	539	125,749
Rockwell Automation, Inc.	461	119,113
Martin Marietta Materials, Inc.	249	119,054
Xylem, Inc.	991	118,385
Keysight Technologies, Inc.*	705	105,588
Fortive Corp.	1,392	101,867
Mettler-Toledo International, Inc.*	85	100,377
Veralto Corp.	1,009	98,327
Dover Corp.	559	98,205
Teledyne Technologies, Inc.*	190	94,565
Smurfit WestRock plc	2,018	90,931
Lennox International, Inc.	130	72,908
Hubbell, Inc.	219	72,469
Packaging Corporation of America	363	71,881
Snap-on, Inc.	213	71,783
Expeditors International of Washington, Inc.	571	68,663
Trimble, Inc.*	1,003	65,847
Ball Corp.	1,218	63,421
Jabil, Inc.	446	60,687
Jacobs Solutions, Inc.	500	60,445
Masco Corp.	865	60,152
Pentair plc	674	58,962
Builders FirstSource, Inc.*	470	58,722
Amcor plc	5,898	57,211
IDEX Corp.	308	55,739
Textron, Inc.	744	53,754
CH Robinson Worldwide, Inc.	484	49,562
Stanley Black & Decker, Inc.	629	48,358
J.B. Hunt Transport Services, Inc.	324	47,936
Allegion plc	355	46,313
Nordson Corp.	221	44,580
Huntington Ingalls Industries, Inc.	160	32,646
A O Smith Corp.	481	31,438
Generac Holdings, Inc.*	243	30,776
Mohawk Industries, Inc.*	213	24,320
Total Industrial		14,240,356

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 239

SCHEDULE OF INVESTMENTS (continued)	March 31, 2025
NOVA FUND

	Shares	Value
Energy - 3.1%
Exxon Mobil Corp.	17,764	$2,112,673
Chevron Corp.	6,820	1,140,918
ConocoPhillips	5,207	546,839
Williams Companies, Inc.	4,974	297,246
EOG Resources, Inc.	2,295	294,311
ONEOK, Inc.	2,532	251,225
Schlumberger N.V.	5,716	238,929
Kinder Morgan, Inc.	7,889	225,073
Phillips 66	1,685	208,064
Marathon Petroleum Corp.	1,290	187,940
Hess Corp.	1,128	180,175
Targa Resources Corp.	889	178,218
Baker Hughes Co.	4,040	177,558
Valero Energy Corp.	1,292	170,634
Occidental Petroleum Corp.	2,757	136,086
Equities Corp.	2,435	130,102
Diamondback Energy, Inc.	763	121,988
Texas Pacific Land Corp.	77	102,024
Devon Energy Corp.	2,681	100,269
Expand Energy Corp.	858	95,513
Halliburton Co.	3,543	89,886
Coterra Energy, Inc. — Class A	3,005	86,845
First Solar, Inc.*	437	55,250
Enphase Energy, Inc.*	541	33,569
APA Corp.	1,510	31,740
Total Energy		7,193,075

Utilities - 2.1%
NextEra Energy, Inc.	8,392	594,909
Southern Co.	4,471	411,108
Duke Energy Corp.	3,166	386,157
Constellation Energy Corp.	1,277	257,482
American Electric Power Company, Inc.	2,176	237,772
Dominion Energy, Inc.	3,427	192,152
Exelon Corp.	4,102	189,020
Sempra	2,585	184,466
Public Service Enterprise Group, Inc.	2,032	167,234
Xcel Energy, Inc.	2,343	165,861
Vistra Corp.	1,388	163,007
Consolidated Edison, Inc.	1,414	156,374
PG&E Corp.	8,952	153,795
Entergy Corp.	1,750	149,607
WEC Energy Group, Inc.	1,296	141,238
American Water Works Company, Inc.	795	117,278
DTE Energy Co.	846	116,976
Ameren Corp.	1,101	110,540
PPL Corp.	3,013	108,799
Atmos Energy Corp.	648	100,168
CenterPoint Energy, Inc.	2,660	96,372
Edison International	1,579	93,035
Eversource Energy	1,496	92,917
CMS Energy Corp.	1,219	91,559
FirstEnergy Corp.	2,093	84,599
NRG Energy, Inc.	826	78,850
NiSource, Inc.	1,918	76,893
Alliant Energy Corp.	1,047	67,374
Evergy, Inc.	939	64,744
Pinnacle West Capital Corp.	464	44,196
AES Corp.	2,902	36,043
Total Utilities		4,930,525

Basic Materials - 1.3%
Linde plc	1,943	904,738
Sherwin-Williams Co.	945	329,985
Air Products and Chemicals, Inc.	908	267,787
Ecolab, Inc.	1,028	260,619
Newmont Corp.	4,646	224,309
Freeport-McMoRan, Inc.	5,865	222,049
DuPont de Nemours, Inc.	1,706	127,404
Nucor Corp.	958	115,286
International Paper Co.	2,152	114,809
PPG Industries, Inc.	946	103,445
Dow, Inc.	2,872	100,290
International Flavors & Fragrances, Inc.	1,043	80,947
LyondellBasell Industries N.V. — Class A	1,058	74,483
Steel Dynamics, Inc.	577	72,171
CF Industries Holdings, Inc.	710	55,486
Eastman Chemical Co.	470	41,412
Mosaic Co.	1,296	35,005
Albemarle Corp.	479	34,498
Total Basic Materials		3,164,723

Total Common Stocks
(Cost $162,903,474)		194,037,681

MUTUAL FUNDS† - 7.5%
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	733,906	7,361,079
Guggenheim Strategy Fund II2	225,195	5,598,344
Guggenheim Strategy Fund III[2]	184,563	4,601,147
Total Mutual Funds
(Cost $17,418,465)		17,560,570

	Face Amount
U.S. TREASURY BILLS†† - 6.4%
U.S. Treasury Bills
4.16% due 06/05/25[3,4]	$10,000,000	9,924,257
4.08% due 04/08/25[4,5]	3,009,000	3,006,516
4.20% due 06/12/25[3,4]	2,200,000	2,181,564
Total U.S. Treasury Bills
(Cost $15,112,130)		15,112,337

REPURCHASE AGREEMENTS††,6 - 8.5%
J.P. Morgan Securities LLC issued 03/31/25 at 4.36% due 04/01/25[3]	11,284,511	11,284,511
BofA Securities, Inc. issued 03/31/25 at 4.35% due 04/01/25[3]	8,648,312	8,648,312
Total Repurchase Agreements
(Cost $19,932,823)		19,932,823

240 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	March 31, 2025
NOVA FUND

	Shares	Value
SECURITIES LENDING COLLATERAL†,7 - 0.0%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.27%[8]	52,535	$52,535
Total Securities Lending Collateral
(Cost $52,535)		52,535

Total Investments - 104.8%
(Cost $215,419,427)		$246,695,946
Other Assets & Liabilities, net - (4.8)%		(11,242,039)
Total Net Assets - 100.0%		$235,453,907

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Purchased†
S&P 500 Index Mini Futures Contracts	144	Jun 2025	$40,725,000	$(258,708)

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements††
Barclays Bank plc	S&P 500 Index	Pay	5.24% (SOFR + 0.90%)	At Maturity	06/26/25	1,551	$8,704,862	$(155,659)
BNP Paribas	S&P 500 Index	Pay	5.18% (Federal Funds Rate + 0.85%)	At Maturity	06/26/25	2,343	13,146,544	(235,081)
Goldman Sachs International	S&P 500 Index	Pay	4.93% (Federal Funds Rate + 0.60%)	At Maturity	06/25/25	17,314	97,165,778	(2,583,673)
							$119,017,184	$(2,974,413)

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at March 31, 2025 — See Note 7.
[2]	Affiliated issuer.
[3]	All or a portion of this security is pledged as equity index swap collateral at March 31, 2025.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	All or a portion of this security is pledged as futures collateral at March 31, 2025.
[6]	Repurchase Agreements — See Note 6.
[7]	Securities lending collateral — See Note 7.
[8]	Rate indicated is the 7-day yield as of March 31, 2025.
plc — Public Limited Company
REIT — Real Estate Investment Trust
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 241

SCHEDULE OF INVESTMENTS (concluded)	March 31, 2025
NOVA FUND

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$194,037,681	$—	$—	$194,037,681
Mutual Funds	17,560,570	—	—	17,560,570
U.S. Treasury Bills	—	15,112,337	—	15,112,337
Repurchase Agreements	—	19,932,823	—	19,932,823
Securities Lending Collateral	52,535	—	—	52,535
Total Assets	$211,650,786	$35,045,160	$—	$246,695,946

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$258,708	$—	$—	$258,708
Equity Index Swap Agreements**	—	2,974,413	—	2,974,413
Total Liabilities	$258,708	$2,974,413	$—	$3,233,121

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short-term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2024 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000139834424022509/fp0090292-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the year ended March 31, 2025, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/24	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/25	Shares 03/31/25	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$5,539,793	$—	$—	$—	$58,551	$5,598,344	225,195	$314,695
Guggenheim Strategy Fund III	4,553,161	—	—	—	47,986	4,601,147	184,563	252,193
Guggenheim Ultra Short Duration Fund — Institutional Class	7,273,011	—	—	—	88,068	7,361,079	733,906	365,685
	$17,365,965	$—	$—	$—	$194,605	$17,560,570		$932,573

242 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NOVA FUND

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2025

Assets:
Investments in unaffiliated issuers, at value - including $51,394 of securities loaned (cost $178,068,139)	$209,202,553
Investments in affiliated issuers, at value (cost $17,418,465)	17,560,570
Repurchase agreements, at value (cost $19,932,823)	19,932,823
Cash	199
Segregated cash with broker	441
Receivables:
Fund shares sold	514,743
Variation margin on futures contracts	261,708
Dividends	181,456
Interest	2,412
Securities lending income	16
Total assets	247,656,921

Liabilities:
Unrealized depreciation on OTC swap agreements	2,974,413
Payable for:
Securities purchased	4,987,972
Fund shares redeemed	3,202,264
Swap settlement	471,312
Management fees	149,260
Transfer agent fees	102,916
Return of securities lending collateral	52,535
Portfolio accounting and administration fees	20,508
Distribution and service fees	3,878
Trustees’ fees*	2,703
Miscellaneous	235,253
Total liabilities	12,203,014
Net assets	$235,453,907

Net assets consist of:
Paid in capital	$303,229,666
Total distributable earnings (loss)	(67,775,759)
Net assets	$235,453,907

Investor Class:
Net assets	$218,454,601
Capital shares outstanding	1,602,114
Net asset value per share	$136.35
Class A:
Net assets	$12,893,559
Capital shares outstanding	106,762
Net asset value per share	$120.77
Maximum offering price per share (Net asset value divided by 95.25%)	$126.79
Class C:
Net assets	$612,267
Capital shares outstanding	6,398
Net asset value per share	$95.70
Class H:
Net assets	$3,493,480
Capital shares outstanding	28,885
Net asset value per share	$120.94

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 243

NOVA FUND

STATEMENT OF OPERATIONS
Year Ended March 31, 2025

Investment Income:
Dividends from securities of unaffiliated issuers (net of foreign withholding tax of $721)	$3,030,331
Dividends from securities of affiliated issuers	932,573
Interest	1,148,722
Income from securities lending, net	109
Total investment income	5,111,735

Expenses:
Management fees	1,982,955
Distribution and service fees:
Class A	33,772
Class C	7,976
Class H	14,061
Transfer agent fees	575,196
Portfolio accounting and administration fees	398,983
Registration fees	278,285
Professional fees	101,898
Interest expense	56,796
Custodian fees	34,450
Trustees’ fees*	25,748
Line of credit fees	199
Miscellaneous	146,648
Total expenses	3,656,967
Less:
Expenses reimbursed by Adviser	(132,112)
Expenses waived by Adviser	(18,279)
Total waived expenses	(150,391)
Net expenses	3,506,576
Net investment income	1,605,159

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	$11,966,721
Swap agreements	4,315,709
Futures contracts	3,968,309
Net realized gain	20,250,739
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	923,586
Investments in affiliated issuers	194,605
Swap agreements	(3,952,184)
Futures contracts	(1,645,025)
Net change in unrealized appreciation (depreciation)	(4,479,018)
Net realized and unrealized gain	15,771,721
Net increase in net assets resulting from operations	$17,376,880

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

244 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NOVA FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended March 31, 2025	Year Ended March 31, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,605,159	$1,654,145
Net realized gain on investments	20,250,739	37,976,910
Net change in unrealized appreciation (depreciation) on investments	(4,479,018)	19,115,218
Net increase in net assets resulting from operations	17,376,880	58,746,273

Distributions to shareholders:
Investor Class	(1,510,151)	(1,201,986)
Class A	(103,582)	(73,774)
Class C	(6,447)	(7,850)
Class H	(33,965)	(28,368)
Total distributions to shareholders	(1,654,145)	(1,311,978)

Capital share transactions:
Proceeds from sale of shares
Investor Class	700,566,889	2,323,334,615
Class A	871,834	27,827,480
Class C	150,779	723,309
Class H	5,946,783	51,548,688
Distributions reinvested
Investor Class	1,487,435	1,187,760
Class A	101,813	64,707
Class C	6,447	1,489
Class H	33,965	28,368
Cost of shares redeemed
Investor Class	(750,720,159)	(2,348,796,915)
Class A	(1,637,985)	(37,738,187)
Class C	(630,342)	(1,025,931)
Class H	(10,082,078)	(57,853,426)
Net decrease from capital share transactions	(53,904,619)	(40,698,043)
Net increase (decrease) in net assets	(38,181,884)	16,736,252

Net assets:
Beginning of year	273,635,791	256,899,539
End of year	$235,453,907	$273,635,791

Capital share activity:
Shares sold
Investor Class	4,931,419	22,584,221
Class A	6,979	320,857
Class C	1,498	9,605
Class H	47,460	584,271
Shares issued from reinvestment of distributions
Investor Class	9,651	11,089
Class A	745	679
Class C	59	20
Class H	248	297
Shares redeemed
Investor Class	(5,311,951)	(23,090,070)
Class A	(13,332)	(437,561)
Class C	(6,514)	(13,813)
Class H	(83,008)	(667,576)
Net decrease in shares	(416,746)	(697,981)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 245

NOVA FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Investor Class	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$127.98	$91.30	$133.16	$120.51	$63.62
Income (loss) from investment operations:
Net investment income (loss)[a]	.88	1.04	.77	(.16)	.05
Net gain (loss) on investments (realized and unrealized)	8.46	36.30	(24.31)	25.92	57.43
Total from investment operations	9.34	37.34	(23.54)	25.76	57.48
Less distributions from:
Net investment income	(.97)	(.66)	—	—	(.59)
Net realized gains	—	—	(18.32)	(13.11)	—
Total distributions	(.97)	(.66)	(18.32)	(13.11)	(.59)
Net asset value, end of period	$136.35	$127.98	$91.30	$133.16	$120.51

Total Return	7.21%	41.05%	(16.18%)	20.83%	90.46%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$218,455	$252,513	$225,298	$380,170	$326,237
Ratios to average net assets:
Net investment income (loss)	0.63%	0.99%	0.74%	(0.12%)	0.05%
Total expenses[b]	1.36%	1.43%	1.30%	1.25%	1.33%
Net expenses[c]	1.31%	1.39%	1.29%	1.23%	1.32%
Portfolio turnover rate	180%	1,047%	973%	1,027%	785%

Class A	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$113.73	$81.37	$121.63	$111.23	$58.89
Income (loss) from investment operations:
Net investment income (loss)[a]	.46	.73	.62	(.45)	(.18)
Net gain (loss) on investments (realized and unrealized)	7.55	32.29	(22.56)	23.96	53.11
Total from investment operations	8.01	33.02	(21.94)	23.51	52.93
Less distributions from:
Net investment income	(.97)	(.66)	—	—	(.59)
Net realized gains	—	—	(18.32)	(13.11)	—
Total distributions	(.97)	(.66)	(18.32)	(13.11)	(.59)
Net asset value, end of period	$120.77	$113.73	$81.37	$121.63	$111.23

Total Return[d]	6.95%	40.75%	(16.42%)	20.54%	90.00%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$12,894	$12,780	$18,585	$21,403	$18,596
Ratios to average net assets:
Net investment income (loss)	0.37%	0.79%	0.67%	(0.35%)	(0.20%)
Total expenses[b]	1.62%	1.70%	1.55%	1.50%	1.59%
Net expenses[c]	1.56%	1.66%	1.53%	1.48%	1.58%
Portfolio turnover rate	180%	1,047%	973%	1,027%	785%

246 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NOVA FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class C	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$90.97	$65.69	$103.59	$96.96	$51.77
Income (loss) from investment operations:
Net investment income (loss)[a]	(.36)	.05	(.06)	(1.19)	(.74)
Net gain (loss) on investments (realized and unrealized)	6.06	25.89	(19.52)	20.93	46.52
Total from investment operations	5.70	25.94	(19.58)	19.74	45.78
Less distributions from:
Net investment income	(.97)	(.66)	—	—	(.59)
Net realized gains	—	—	(18.32)	(13.11)	—
Total distributions	(.97)	(.66)	(18.32)	(13.11)	(.59)
Net asset value, end of period	$95.70	$90.97	$65.69	$103.59	$96.96

Total Return[d]	6.14%	39.70%	(17.04%)	19.64%	88.56%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$612	$1,033	$1,021	$1,929	$3,576
Ratios to average net assets:
Net investment income (loss)	(0.37%)	0.07%	(0.08%)	(1.09%)	(0.97%)
Total expenses[b]	2.36%	2.46%	2.30%	2.25%	2.35%
Net expenses[c]	2.30%	2.41%	2.27%	2.23%	2.33%
Portfolio turnover rate	180%	1,047%	973%	1,027%	785%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 247

NOVA FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class H	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$113.89	$81.50	$121.73	$111.34	$58.94
Income (loss) from investment operations:
Net investment income (loss)[a]	.43	.72	.37	(.48)	(.18)
Net gain (loss) on investments (realized and unrealized)	7.59	32.33	(22.28)	23.98	53.17
Total from investment operations	8.02	33.05	(21.91)	23.50	52.99
Less distributions from:
Net investment income	(.97)	(.66)	—	—	(.59)
Net realized gains	—	—	(18.32)	(13.11)	—
Total distributions	(.97)	(.66)	(18.32)	(13.11)	(.59)
Net asset value, end of period	$120.94	$113.89	$81.50	$121.73	$111.34

Total Return	6.95%	40.73%	(16.38%)	20.51%	90.03%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,493	$7,310	$11,996	$40,702	$53,660
Ratios to average net assets:
Net investment income (loss)	0.35%	0.77%	0.39%	(0.37%)	(0.20%)
Total expenses[b]	1.61%	1.69%	1.55%	1.50%	1.59%
Net expenses[c]	1.55%	1.65%	1.54%	1.48%	1.58%
Portfolio turnover rate	180%	1,047%	973%	1,027%	785%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]	Does not include expenses of the underlying funds in which the Fund invests.
[c]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[d]	Total return does not reflect the impact of any applicable sales charges.

248 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS	March 31, 2025
S&P 500® FUND

	Shares	Value
COMMON STOCKS† - 91.2%

Technology - 26.1%
Apple, Inc.	45,757	$10,164,002
Microsoft Corp.	22,643	8,499,956
NVIDIA Corp.	74,595	8,084,606
Broadcom, Inc.	14,277	2,390,398
Salesforce, Inc.	2,916	782,538
International Business Machines Corp.	2,817	700,475
Oracle Corp.	4,941	690,801
Accenture plc — Class A	1,905	594,436
Palantir Technologies, Inc. — Class A*	6,244	526,994
Intuit, Inc.	853	523,733
QUALCOMM, Inc.	3,369	517,512
Adobe, Inc.*	1,327	508,944
Advanced Micro Devices, Inc.*	4,937	507,227
ServiceNow, Inc.*	627	499,180
Texas Instruments, Inc.	2,773	498,308
Fiserv, Inc.*	1,733	382,698
Applied Materials, Inc.	2,475	359,172
Analog Devices, Inc.	1,511	304,723
Intel Corp.*	13,189	299,522
Micron Technology, Inc.	3,394	294,905
Lam Research Corp.	3,910	284,257
KLA Corp.	405	275,319
Crowdstrike Holdings, Inc. — Class A*	750	264,435
Cadence Design Systems, Inc.*	835	212,365
Synopsys, Inc.*	471	201,988
Roper Technologies, Inc.	327	192,793
Fortinet, Inc.*	1,938	186,552
Autodesk, Inc.*	656	171,741
Workday, Inc. — Class A*	652	152,262
Paychex, Inc.	976	150,577
NXP Semiconductor N.V.	775	147,297
Fair Isaac Corp.*	74	136,468
MSCI, Inc. — Class A	237	134,023
Fidelity National Information Services, Inc.	1,613	120,459
Cognizant Technology Solutions Corp. — Class A	1,508	115,362
Electronic Arts, Inc.	722	104,343
Take-Two Interactive Software, Inc.*	500	103,625
Gartner, Inc.*	234	98,219
Dell Technologies, Inc. — Class C	950	86,593
Broadridge Financial Solutions, Inc.	356	86,316
Monolithic Power Systems, Inc.	146	84,677
ANSYS, Inc.*	267	84,521
Microchip Technology, Inc.	1,638	79,296
HP, Inc.	2,856	79,083
Tyler Technologies, Inc.*	130	75,581
Hewlett Packard Enterprise Co.	4,001	61,735
PTC, Inc.*	366	56,712
Seagate Technology Holdings plc	645	54,793
NetApp, Inc.	619	54,373
Leidos Holdings, Inc.	400	53,976
Super Micro Computer, Inc.*,1	1,534	52,524
ON Semiconductor Corp.*	1,284	52,246
Zebra Technologies Corp. — Class A*	156	44,079
Western Digital Corp.*	1,060	42,856
Teradyne, Inc.	496	40,970
Jack Henry & Associates, Inc.	222	40,537
Akamai Technologies, Inc.*	458	36,869
Skyworks Solutions, Inc.	490	31,669
Paycom Software, Inc.	143	31,243
EPAM Systems, Inc.*	174	29,378
Dayforce, Inc.*	484	28,232
Total Technology		41,470,474

Consumer, Non-cyclical - 15.4%
Eli Lilly & Co.	2,400	1,982,184
UnitedHealth Group, Inc.	2,803	1,468,071
Procter & Gamble Co.	7,142	1,217,140
Johnson & Johnson	7,334	1,216,271
AbbVie, Inc.	5,377	1,126,589
Coca-Cola Co.	11,794	844,686
Philip Morris International, Inc.	4,737	751,904
Abbott Laboratories	5,283	700,790
Merck & Company, Inc.	7,705	691,601
PepsiCo, Inc.	4,178	626,449
Thermo Fisher Scientific, Inc.	1,165	579,704
Intuitive Surgical, Inc.*	1,087	538,358
Amgen, Inc.	1,637	510,007
S&P Global, Inc.	960	487,776
Boston Scientific Corp.*	4,489	452,850
Pfizer, Inc.	17,262	437,419
Gilead Sciences, Inc.	3,796	425,342
Danaher Corp.	1,950	399,750
Stryker Corp.	1,046	389,373
Vertex Pharmaceuticals, Inc.*	782	379,129
Automatic Data Processing, Inc.	1,240	378,857
Bristol-Myers Squibb Co.	6,182	377,040
Medtronic plc	3,906	350,993
Altria Group, Inc.	5,163	309,883
Elevance Health, Inc.	707	307,517
Cigna Group	834	274,386
Mondelez International, Inc. — Class A	3,940	267,329
CVS Health Corp.	3,840	260,160
McKesson Corp.	382	257,082
Colgate-Palmolive Co.	2,472	231,626
Zoetis, Inc.	1,364	224,583
Moody’s Corp.	471	219,340
Cintas Corp.	1,045	214,779
Regeneron Pharmaceuticals, Inc.	321	203,588
Becton Dickinson & Co.	875	200,427
PayPal Holdings, Inc.*	3,013	196,598
HCA Healthcare, Inc.	545	188,325
Cencora, Inc. — Class A	526	146,275
Kimberly-Clark Corp.	1,010	143,642
Kenvue, Inc.	5,840	140,043
Kroger Co.	2,028	137,275
Corteva, Inc.	2,088	131,398
Edwards Lifesciences Corp.*	1,797	130,247
Verisk Analytics, Inc. — Class A	430	127,977
Monster Beverage Corp.*	2,133	124,823
United Rentals, Inc.	199	124,713

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 249

SCHEDULE OF INVESTMENTS (continued)	March 31, 2025
S&P 500® FUND

	Shares	Value
Keurig Dr Pepper, Inc.	3,637	$124,458
Quanta Services, Inc.	450	114,381
GE HealthCare Technologies, Inc.	1,393	112,429
Sysco Corp.	1,491	111,885
IDEXX Laboratories, Inc.*	250	104,988
Agilent Technologies, Inc.	869	101,656
Cardinal Health, Inc.	736	101,399
General Mills, Inc.	1,679	100,387
ResMed, Inc.	448	100,285
Humana, Inc.	367	97,108
Equifax, Inc.	378	92,066
Centene Corp.*	1,510	91,672
IQVIA Holdings, Inc.*	510	89,913
Constellation Brands, Inc. — Class A	474	86,989
Church & Dwight Company, Inc.	749	82,457
Dexcom, Inc.*	1,190	81,265
Kraft Heinz Co.	2,657	80,853
Hershey Co.	450	76,964
Corpay, Inc.*	213	74,277
Global Payments, Inc.	755	73,930
Archer-Daniels-Midland Co.	1,458	69,999
Zimmer Biomet Holdings, Inc.	607	68,700
STERIS plc	299	67,768
Kellanova	819	67,559
Waters Corp.*	181	66,711
McCormick & Company, Inc.	770	63,379
Biogen, Inc.*	446	61,030
Labcorp Holdings, Inc.	255	59,349
Quest Diagnostics, Inc.	338	57,190
Insulet Corp.*	214	56,199
Molina Healthcare, Inc.*	170	55,996
Tyson Foods, Inc. — Class A	872	55,642
Clorox Co.	375	55,219
Baxter International, Inc.	1,555	53,228
Cooper Companies, Inc.*	609	51,369
West Pharmaceutical Services, Inc.	221	49,477
Estee Lauder Companies, Inc. — Class A	713	47,058
Rollins, Inc.	856	46,250
Avery Dennison Corp.	245	43,603
Hologic, Inc.*	683	42,189
Revvity, Inc.	371	39,252
Conagra Brands, Inc.	1,454	38,778
J M Smucker Co.	324	38,365
Align Technology, Inc.*	214	33,996
Universal Health Services, Inc. — Class B	179	33,634
Solventum Corp.*	422	32,089
Molson Coors Beverage Co. — Class B	525	31,957
Viatris, Inc.	3,635	31,661
Bunge Global S.A.	407	31,103
Incyte Corp.*	489	29,609
Moderna, Inc.*	1,031	29,229
Bio-Techne Corp.	482	28,260
Hormel Foods Corp.	887	27,444
Henry Schein, Inc.*	380	26,026
MarketAxess Holdings, Inc.	115	24,880
The Campbell’s Co.	599	23,912
Charles River Laboratories International, Inc.*	156	23,481
Lamb Weston Holdings, Inc.	434	23,132
DaVita, Inc.*	134	20,498
Brown-Forman Corp. — Class B	555	18,837
Total Consumer, Non-cyclical		24,517,719

Financial - 14.3%
Berkshire Hathaway, Inc. — Class B*	5,583	2,973,394
JPMorgan Chase & Co.	8,517	2,089,220
Visa, Inc. — Class A	5,249	1,839,565
Mastercard, Inc. — Class A	2,481	1,359,886
Bank of America Corp.	20,169	841,652
Wells Fargo & Co.	10,017	719,120
Goldman Sachs Group, Inc.	951	519,522
Progressive Corp.	1,784	504,890
American Express Co.	1,690	454,695
Morgan Stanley	3,769	439,729
Blackrock, Inc.	444	420,237
Charles Schwab Corp.	5,191	406,351
Citigroup, Inc.	5,718	405,921
Marsh & McLennan Companies, Inc.	1,497	365,313
Chubb Ltd.	1,135	342,759
Prologis, Inc. REIT	2,824	315,695
Blackstone, Inc. — Class A	2,229	311,570
American Tower Corp. — Class A REIT	1,424	309,862
Intercontinental Exchange, Inc.	1,750	301,875
CME Group, Inc. — Class A	1,098	291,288
Welltower, Inc. REIT	1,856	284,358
Arthur J Gallagher & Co.	775	267,561
Aon plc — Class A	659	263,000
Equinix, Inc. REIT	297	242,159
KKR & Company, Inc. — Class A	2,056	237,694
PNC Financial Services Group, Inc.	1,206	211,979
Capital One Financial Corp.	1,161	208,167
U.S. Bancorp	4,752	200,630
Apollo Global Management, Inc.	1,362	186,512
Bank of New York Mellon Corp.	2,186	183,340
Travelers Companies, Inc.	691	182,742
Aflac, Inc.	1,508	167,674
Allstate Corp.	807	167,105
Truist Financial Corp.	4,009	164,970
American International Group, Inc.	1,808	157,188
Simon Property Group, Inc. REIT	934	155,119
Realty Income Corp. REIT	2,666	154,655
Public Storage REIT	480	143,659
Ameriprise Financial, Inc.	293	141,844
MetLife, Inc.	1,763	141,551
Digital Realty Trust, Inc. REIT	964	138,132
Crown Castle, Inc. REIT	1,324	138,000
Discover Financial Services	765	130,586
Prudential Financial, Inc.	1,078	120,391
CBRE Group, Inc. — Class A*	900	117,702
Arch Capital Group Ltd.	1,142	109,838
Hartford Insurance Group, Inc.	876	108,387
VICI Properties, Inc. REIT	3,211	104,743
Willis Towers Watson plc	304	102,737

250 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	March 31, 2025
S&P 500® FUND

	Shares	Value
CoStar Group, Inc.*	1,284	$101,731
Extra Space Storage, Inc. REIT	646	95,925
Nasdaq, Inc.	1,260	95,584
AvalonBay Communities, Inc. REIT	433	92,930
Ventas, Inc. REIT	1,332	91,588
M&T Bank Corp.	506	90,448
Brown & Brown, Inc.	724	90,066
Fifth Third Bancorp	2,040	79,968
State Street Corp.	879	78,697
Raymond James Financial, Inc.	562	78,067
Iron Mountain, Inc. REIT	895	77,006
Equity Residential REIT	1,041	74,515
Cboe Global Markets, Inc.	319	72,187
SBA Communications Corp. REIT	327	71,943
Cincinnati Financial Corp.	477	70,462
Huntington Bancshares, Inc.	4,428	66,464
W R Berkley Corp.	915	65,111
Weyerhaeuser Co. REIT	2,210	64,709
Synchrony Financial	1,184	62,681
T. Rowe Price Group, Inc.	678	62,288
Invitation Homes, Inc. REIT	1,735	60,465
Essex Property Trust, Inc. REIT	197	60,394
Regions Financial Corp.	2,769	60,170
Mid-America Apartment Communities, Inc. REIT	356	59,658
Northern Trust Corp.	597	58,894
Citizens Financial Group, Inc.	1,332	54,572
Principal Financial Group, Inc.	641	54,081
Loews Corp.	538	49,448
KeyCorp	3,034	48,514
Everest Group Ltd.	131	47,596
Kimco Realty Corp. REIT	2,070	43,967
Alexandria Real Estate Equities, Inc. REIT	469	43,387
Healthpeak Properties, Inc. REIT	2,131	43,089
UDR, Inc. REIT	917	41,421
Camden Property Trust REIT	325	39,747
Regency Centers Corp. REIT	497	36,659
Globe Life, Inc.	256	33,720
Assurant, Inc.	157	32,931
Erie Indemnity Co. — Class A	76	31,848
Host Hotels & Resorts, Inc. REIT	2,129	30,253
BXP, Inc. REIT	444	29,832
Federal Realty Investment Trust REIT	235	22,988
Invesco Ltd.	1,365	20,707
Franklin Resources, Inc.	945	18,191
Total Financial		22,749,869

Communications - 13.9%
Amazon.com, Inc.*	28,729	5,465,979
Meta Platforms, Inc. — Class A	6,670	3,844,321
Alphabet, Inc. — Class A	17,767	2,747,489
Alphabet, Inc. — Class C	14,399	2,249,556
Netflix, Inc.*	1,303	1,215,087
Cisco Systems, Inc.	12,132	748,666
AT&T, Inc.	21,865	618,342
Verizon Communications, Inc.	12,824	581,697
Walt Disney Co.	5,507	543,541
Booking Holdings, Inc.	101	465,298
Uber Technologies, Inc.*	6,363	463,608
Comcast Corp. — Class A	11,488	423,907
T-Mobile US, Inc.	1,461	389,663
Palo Alto Networks, Inc.*	2,017	344,181
Arista Networks, Inc.*	3,146	243,752
Motorola Solutions, Inc.	509	222,845
DoorDash, Inc. — Class A*	1,034	188,984
Airbnb, Inc. — Class A*	1,318	157,448
Charter Communications, Inc. — Class A*	294	108,348
Corning, Inc.	2,348	107,491
eBay, Inc.	1,459	98,818
GoDaddy, Inc. — Class A*	430	77,460
Warner Bros Discovery, Inc.*	6,801	72,975
CDW Corp.	406	65,066
Expedia Group, Inc.	376	63,206
VeriSign, Inc.*	248	62,960
FactSet Research Systems, Inc.	116	52,738
Omnicom Group, Inc.	598	49,580
F5, Inc.*	176	46,863
Gen Digital, Inc.	1,652	43,844
Fox Corp. — Class A	664	37,582
Juniper Networks, Inc.	1,008	36,480
News Corp. — Class A	1,151	31,330
Interpublic Group of Companies, Inc.	1,135	30,827
Match Group, Inc.	765	23,868
Paramount Global — Class B	1,813	21,684
Fox Corp. — Class B	403	21,242
News Corp. — Class B	340	10,326
Total Communications		21,977,052

Consumer, Cyclical - 7.6%
Tesla, Inc.*	8,523	2,208,821
Costco Wholesale Corp.	1,352	1,278,695
Walmart, Inc.	13,213	1,159,969
Home Depot, Inc.	3,026	1,108,999
McDonald’s Corp.	2,183	681,904
TJX Companies, Inc.	3,424	417,043
Lowe’s Companies, Inc.	1,720	401,156
Starbucks Corp.	3,460	339,391
O’Reilly Automotive, Inc.*	175	250,702
NIKE, Inc. — Class B	3,598	228,401
Chipotle Mexican Grill, Inc. — Class A*	4,128	207,267
AutoZone, Inc.*	52	198,265
Hilton Worldwide Holdings, Inc.	733	166,794
Marriott International, Inc. — Class A	697	166,025
PACCAR, Inc.	1,598	155,597
Royal Caribbean Cruises Ltd.	754	154,902
Copart, Inc.*	2,671	151,152
Target Corp.	1,396	145,687
General Motors Co.	3,031	142,548
Fastenal Co.	1,747	135,480
Yum! Brands, Inc.	850	133,756
WW Grainger, Inc.	135	133,357
Cummins, Inc.	419	131,331
Ross Stores, Inc.	1,006	128,557
Ford Motor Co.	11,857	118,926

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 251

SCHEDULE OF INVESTMENTS (continued)	March 31, 2025
S&P 500® FUND

	Shares	Value
DR Horton, Inc.	864	$109,840
Lululemon Athletica, Inc.*	341	96,523
Tractor Supply Co.	1,627	89,648
Delta Air Lines, Inc.	1,955	85,238
Lennar Corp. — Class A	711	81,609
Darden Restaurants, Inc.	357	74,170
United Airlines Holdings, Inc.*	1,002	69,188
NVR, Inc.*	9	65,199
PulteGroup, Inc.	617	63,428
Live Nation Entertainment, Inc.*	478	62,417
Carnival Corp.*	3,191	62,320
Southwest Airlines Co.	1,805	60,612
Williams-Sonoma, Inc.	375	59,287
Dollar General Corp.	670	58,913
Ulta Beauty, Inc.*	141	51,682
Deckers Outdoor Corp.*	462	51,656
Genuine Parts Co.	423	50,396
Domino’s Pizza, Inc.	105	48,242
Dollar Tree, Inc.*	616	46,243
Tapestry, Inc.	631	44,429
Best Buy Company, Inc.	593	43,651
Aptiv plc*	699	41,590
Las Vegas Sands Corp.	1,047	40,446
Pool Corp.	116	36,928
CarMax, Inc.*	469	36,544
LKQ Corp.	792	33,692
TKO Group Holdings, Inc.	203	31,021
Ralph Lauren Corp. — Class A	122	26,931
Norwegian Cruise Line Holdings Ltd.*	1,340	25,406
Hasbro, Inc.	399	24,535
Walgreens Boots Alliance, Inc.*	2,185	24,406
Wynn Resorts Ltd.	273	22,795
MGM Resorts International*	681	20,185
Caesars Entertainment, Inc.*	648	16,200
Total Consumer, Cyclical		12,100,095

Industrial - 6.7%
General Electric Co.	3,269	654,290
RTX Corp.	4,058	537,523
Caterpillar, Inc.	1,456	480,189
Union Pacific Corp.	1,841	434,918
Honeywell International, Inc.	1,981	419,477
Boeing Co.*	2,285	389,707
Deere & Co.	771	361,869
Eaton Corporation plc	1,204	327,283
Lockheed Martin Corp.	638	285,001
Waste Management, Inc.	1,112	257,439
GE Vernova, Inc.	840	256,435
United Parcel Service, Inc. — Class B	2,228	245,058
3M Co.	1,654	242,906
Amphenol Corp. — Class A	3,689	241,961
Parker-Hannifin Corp.	393	238,885
TransDigm Group, Inc.	171	236,543
Trane Technologies plc	684	230,453
Northrop Grumman Corp.	415	212,484
General Dynamics Corp.	773	210,704
Illinois Tool Works, Inc.	814	201,880
Emerson Electric Co.	1,718	188,362
CSX Corp.	5,875	172,901
FedEx Corp.	675	164,552
Norfolk Southern Corp.	690	163,426
Johnson Controls International plc	2,011	161,101
Howmet Aerospace, Inc.	1,234	160,087
Carrier Global Corp.	2,460	155,964
Republic Services, Inc. — Class A	619	149,897
TE Connectivity plc	909	128,460
Otis Worldwide Corp.	1,209	124,769
AMETEK, Inc.	705	121,359
L3Harris Technologies, Inc.	574	120,144
Axon Enterprise, Inc.*	221	116,235
Garmin Ltd.	468	101,617
Ingersoll Rand, Inc.	1,227	98,197
Old Dominion Freight Line, Inc.	572	94,637
Westinghouse Air Brake Technologies Corp.	520	94,302
Vulcan Materials Co.	402	93,787
Martin Marietta Materials, Inc.	187	89,410
Rockwell Automation, Inc.	345	89,141
Xylem, Inc.	741	88,520
Keysight Technologies, Inc.*	527	78,929
Fortive Corp.	1,039	76,034
Mettler-Toledo International, Inc.*	64	75,578
Dover Corp.	418	73,434
Veralto Corp.	753	73,380
Teledyne Technologies, Inc.*	142	70,675
Smurfit WestRock plc	1,506	67,860
Lennox International, Inc.	98	54,961
Hubbell, Inc.	163	53,938
Snap-on, Inc.	160	53,921
Packaging Corporation of America	272	53,862
Expeditors International of Washington, Inc.	427	51,347
Trimble, Inc.*	749	49,172
Ball Corp.	909	47,332
Jabil, Inc.	334	45,447
Jacobs Solutions, Inc.	373	45,092
Masco Corp.	646	44,923
Pentair plc	504	44,090
Builders FirstSource, Inc.*	351	43,854
Amcor plc	4,403	42,709
IDEX Corp.	231	41,804
Textron, Inc.	556	40,171
CH Robinson Worldwide, Inc.	362	37,069
Stanley Black & Decker, Inc.	470	36,134
J.B. Hunt Transport Services, Inc.	242	35,804
Allegion plc	265	34,572
Nordson Corp.	166	33,485
Huntington Ingalls Industries, Inc.	119	24,281
A O Smith Corp.	360	23,530
Generac Holdings, Inc.*	182	23,050
Mohawk Industries, Inc.*	160	18,269
Total Industrial		10,636,580

252 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	March 31, 2025
S&P 500® FUND

	Shares	Value
Energy - 3.4%
Exxon Mobil Corp.	13,258	$1,576,774
Chevron Corp.	5,091	851,673
ConocoPhillips	3,886	408,108
Williams Companies, Inc.	3,713	221,889
EOG Resources, Inc.	1,713	219,675
ONEOK, Inc.	1,890	187,526
Schlumberger N.V.	4,267	178,361
Kinder Morgan, Inc.	5,889	168,013
Phillips 66	1,258	155,338
Marathon Petroleum Corp.	962	140,154
Hess Corp.	842	134,493
Targa Resources Corp.	664	133,112
Baker Hughes Co.	3,016	132,553
Valero Energy Corp.	965	127,448
Occidental Petroleum Corp.	2,058	101,583
Equities Corp.	1,817	97,082
Diamondback Energy, Inc.	569	90,972
Texas Pacific Land Corp.	57	75,524
Devon Energy Corp.	2,001	74,837
Expand Energy Corp.	641	71,356
Halliburton Co.	2,645	67,104
Coterra Energy, Inc. — Class A	2,244	64,852
First Solar, Inc.*	326	41,216
Enphase Energy, Inc.*	403	25,006
APA Corp.	1,127	23,689
Total Energy		5,368,338

Utilities - 2.3%
NextEra Energy, Inc.	6,263	443,984
Southern Co.	3,338	306,929
Duke Energy Corp.	2,364	288,337
Constellation Energy Corp.	953	192,153
American Electric Power Company, Inc.	1,624	177,454
Dominion Energy, Inc.	2,559	143,483
Exelon Corp.	3,063	141,143
Sempra	1,929	137,653
Public Service Enterprise Group, Inc.	1,518	124,931
Xcel Energy, Inc.	1,750	123,882
Vistra Corp.	1,036	121,668
Consolidated Edison, Inc.	1,056	116,783
PG&E Corp.	6,681	114,780
Entergy Corp.	1,306	111,650
WEC Energy Group, Inc.	968	105,493
American Water Works Company, Inc.	594	87,627
DTE Energy Co.	631	87,248
Ameren Corp.	823	82,629
PPL Corp.	2,250	81,248
Atmos Energy Corp.	483	74,662
CenterPoint Energy, Inc.	1,985	71,917
Edison International	1,179	69,467
Eversource Energy	1,117	69,377
CMS Energy Corp.	911	68,425
FirstEnergy Corp.	1,562	63,136
NRG Energy, Inc.	617	58,899
NiSource, Inc.	1,431	57,369
Alliant Energy Corp.	782	50,322
Evergy, Inc.	700	48,265
Pinnacle West Capital Corp.	346	32,957
AES Corp.	2,166	26,902
Total Utilities		3,680,773

Basic Materials - 1.5%
Linde plc	1,450	675,178
Sherwin-Williams Co.	706	246,528
Air Products and Chemicals, Inc.	678	199,956
Ecolab, Inc.	768	194,703
Newmont Corp.	3,468	167,435
Freeport-McMoRan, Inc.	4,377	165,713
DuPont de Nemours, Inc.	1,273	95,068
Nucor Corp.	716	86,163
International Paper Co.	1,606	85,680
PPG Industries, Inc.	707	77,310
Dow, Inc.	2,144	74,868
International Flavors & Fragrances, Inc.	779	60,458
LyondellBasell Industries N.V. — Class A	790	55,616
Steel Dynamics, Inc.	431	53,910
CF Industries Holdings, Inc.	530	41,420
Eastman Chemical Co.	351	30,927
Mosaic Co.	967	26,119
Albemarle Corp.	358	25,783
Total Basic Materials		2,362,835

Total Common Stocks
(Cost $75,782,637)		144,863,735

	Face Amount
U.S. TREASURY BILLS†† - 7.2%
U.S. Treasury Bills
4.22% due 04/01/25[2]	$11,000,000	11,000,000
4.20% due 06/12/25[2,3]	350,000	347,067
Total U.S. Treasury Bills
(Cost $11,347,062)		11,347,067

REPURCHASE AGREEMENTS††,4 - 1.9%
J.P. Morgan Securities LLC issued 03/31/25 at 4.36% due 04/01/25[3]	1,712,788	1,712,788
BofA Securities, Inc. issued 03/31/25 at 4.35% due 04/01/25[3]	1,312,660	1,312,660
Total Repurchase Agreements
(Cost $3,025,448)		3,025,448

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 253

SCHEDULE OF INVESTMENTS (continued)	March 31, 2025
S&P 500® FUND

	Shares	Value
SECURITIES LENDING COLLATERAL†,5 - 0.0%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.27%[6]	45,815	$45,815
Total Securities Lending Collateral
(Cost $45,815)		45,815

Total Investments - 100.3%
(Cost $90,200,962)		$159,282,065
Other Assets & Liabilities, net - (0.3)%		(439,607)
Total Net Assets - 100.0%		$158,842,458

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Purchased†
S&P 500 Index Mini Futures Contracts	8	Jun 2025	$2,262,500	$(6,562)

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements††
BNP Paribas	S&P 500 Index	Pay	5.18% (Federal Funds Rate + 0.85%)	At Maturity	06/26/25	251	$1,410,944	$(25,235)
Barclays Bank plc	S&P 500 Index	Pay	5.24% (SOFR + 0.90%)	At Maturity	06/26/25	675	3,786,126	(67,705)
Goldman Sachs International	S&P 500 Index	Pay	4.93% (Federal Funds Rate + 0.60%)	At Maturity	06/25/25	1,255	7,040,515	(183,689)
							$12,237,585	$(276,629)

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at March 31, 2025 — See Note 7.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as equity index swap collateral at March 31, 2025.
[4]	Repurchase Agreements — See Note 6.
[5]	Securities lending collateral — See Note 7.
[6]	Rate indicated is the 7-day yield as of March 31, 2025.
plc — Public Limited Company
REIT — Real Estate Investment Trust
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

254 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (concluded)	March 31, 2025
S&P 500® FUND

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$144,863,735	$—	$—	$144,863,735
U.S. Treasury Bills	—	11,347,067	—	11,347,067
Repurchase Agreements	—	3,025,448	—	3,025,448
Securities Lending Collateral	45,815	—	—	45,815
Total Assets	$144,909,550	$14,372,515	$—	$159,282,065

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$6,562	$—	$—	$6,562
Equity Index Swap Agreements**	—	276,629	—	276,629
Total Liabilities	$6,562	$276,629	$—	$283,191

**	This derivative is reported as unrealized appreciation/depreciation at period end.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 255

S&P 500® FUND

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2025

Assets:
Investments, at value - including $44,820 of securities loaned (cost $87,175,514)	$156,256,617
Repurchase agreements, at value (cost $3,025,448)	3,025,448
Cash	132
Segregated cash with broker	171,027
Receivables:
Securities sold	20,025,556
Fund shares sold	4,315,107
Dividends	86,787
Variation margin on futures contracts	13,300
Interest	366
Securities lending income	12
Total assets	183,894,352

Liabilities:
Unrealized depreciation on OTC swap agreements	276,629
Payable for:
Fund shares redeemed	24,144,109
Swap settlement	136,204
Management fees	108,747
Transfer agent fees	79,234
Return of securities lending collateral	45,815
Distribution and service fees	42,825
Portfolio accounting and administration fees	22,474
Trustees’ fees*	2,208
Miscellaneous	193,649
Total liabilities	25,051,894
Net assets	$158,842,458

Net assets consist of:
Paid in capital	$113,048,129
Total distributable earnings (loss)	45,794,329
Net assets	$158,842,458
Class A:
Net assets	$20,217,210
Capital shares outstanding	237,953
Net asset value per share	$84.96
Maximum offering price per share (Net asset value divided by 95.25%)	$89.20
Class C:
Net assets	$10,306,257
Capital shares outstanding	145,642
Net asset value per share	$70.76
Class H:
Net assets	$128,318,991
Capital shares outstanding	1,510,134
Net asset value per share	$84.97

STATEMENT OF OPERATIONS
Year Ended March 31, 2025

Investment Income:
Dividends (net of foreign withholding tax of $648)	$2,808,891
Interest	628,610
Income from securities lending, net	106
Total investment income	3,437,607

Expenses:
Management fees	1,681,425
Distribution and service fees:
Class A	48,527
Class C	93,524
Class H	488,567
Transfer agent fees	503,861
Portfolio accounting and administration fees	459,638
Registration fees	250,217
Professional fees	92,151
Custodian fees	29,290
Trustees’ fees*	23,440
Interest expense	3,825
Miscellaneous	103,884
Total expenses	3,778,349
Less:
Expenses reimbursed by Adviser	(112,036)
Net expenses	3,666,313
Net investment loss	(228,706)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	13,719,477
Swap agreements	1,148,571
Futures contracts	(163,372)
Net realized gain	14,704,676
Net change in unrealized appreciation (depreciation) on:
Investments	(448,235)
Swap agreements	(331,847)
Futures contracts	(40,588)
Net change in unrealized appreciation (depreciation)	(820,670)
Net realized and unrealized gain	13,884,006
Net increase in net assets resulting from operations	$13,655,300

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

256 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P 500® FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended March 31, 2025	Year Ended March 31, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$(228,706)	$284,404
Net realized gain on investments	14,704,676	55,511
Net change in unrealized appreciation (depreciation) on investments	(820,670)	40,190,233
Net increase in net assets resulting from operations	13,655,300	40,530,148

Distributions to shareholders:
Class A	(222,695)	(117,707)
Class C	(142,130)	(83,641)
Class H	(1,635,048)	(818,361)
Total distributions to shareholders	(1,999,873)	(1,019,709)

Capital share transactions:
Proceeds from sale of shares
Class A	12,354,215	22,882,679
Class C	10,598,694	7,164,456
Class H	683,286,578	890,992,827
Distributions reinvested
Class A	216,203	114,592
Class C	132,659	78,106
Class H	1,623,439	812,458
Cost of shares redeemed
Class A	(10,000,899)	(26,229,266)
Class C	(7,811,267)	(9,448,939)
Class H	(760,150,692)	(809,555,290)
Net increase (decrease) from capital share transactions	(69,751,070)	76,811,623
Net increase (decrease) in net assets	(58,095,643)	116,322,062

Net assets:
Beginning of year	216,938,101	100,616,039
End of year	$158,842,458	$216,938,101

Capital share activity:
Shares sold
Class A	146,271	347,472
Class C	146,527	125,678
Class H	7,950,359	12,992,625
Shares issued from reinvestment of distributions
Class A	2,357	1,607
Class C	1,732	1,299
Class H	17,696	11,390
Shares redeemed
Class A	(118,717)	(388,197)
Class C	(109,998)	(158,653)
Class H	(8,849,525)	(11,830,812)
Net increase (decrease) in shares	(813,298)	1,102,409

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 257

S&P 500® FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class A	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$80.64	$63.54	$70.89	$63.06	$46.64
Income (loss) from investment operations:
Net investment income (loss)[a]	(.05)	.15	.18	(.18)	(.08)
Net gain (loss) on investments (realized and unrealized)	5.34	17.39	(6.83)	8.94	24.50
Total from investment operations	5.29	17.54	(6.65)	8.76	24.42
Less distributions from:
Net investment income	(.14)	(.09)	—	—	(.02)
Net realized gains	(.83)	(.35)	(.70)	(.93)	(7.98)
Total distributions	(.97)	(.44)	(.70)	(.93)	(8.00)
Net asset value, end of period	$84.96	$80.64	$63.54	$70.89	$63.06

Total Return[b]	6.46%	27.72%	(9.32%)	13.82%	53.64%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$20,217	$16,777	$15,703	$18,856	$18,653
Ratios to average net assets:
Net investment income (loss)	(0.06%)	0.21%	0.30%	(0.25%)	(0.13%)
Total expenses	1.66%	1.66%	1.60%	1.56%	1.65%
Net expenses[c]	1.61%	1.62%	1.60%	1.56%	1.65%
Portfolio turnover rate	137%	243%	701%	268%	284%

Class C	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$67.81	$53.89	$60.71	$54.52	$41.37
Income (loss) from investment operations:
Net investment income (loss)[a]	(.59)	(.31)	(.30)	(.60)	(.46)
Net gain (loss) on investments (realized and unrealized)	4.51	14.67	(5.82)	7.72	21.61
Total from investment operations	3.92	14.36	(6.12)	7.12	21.15
Less distributions from:
Net investment income	(.14)	(.09)	—	—	(.02)
Net realized gains	(.83)	(.35)	(.70)	(.93)	(7.98)
Total distributions	(.97)	(.44)	(.70)	(.93)	(8.00)
Net asset value, end of period	$70.76	$67.81	$53.89	$60.71	$54.52

Total Return[b]	5.66%	26.78%	(10.02%)	12.99%	52.49%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$10,306	$7,282	$7,494	$10,273	$12,040
Ratios to average net assets:
Net investment income (loss)	(0.82%)	(0.53%)	(0.57%)	(1.00%)	(0.88%)
Total expenses	2.41%	2.41%	2.36%	2.31%	2.39%
Net expenses[c]	2.36%	2.38%	2.36%	2.31%	2.39%
Portfolio turnover rate	137%	243%	701%	268%	284%

258 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P 500® FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class H	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$80.65	$63.54	$70.90	$63.07	$46.64
Income (loss) from investment operations:
Net investment income (loss)[a]	(.06)	.14	.15	(.18)	(.08)
Net gain (loss) on investments (realized and unrealized)	5.35	17.41	(6.81)	8.94	24.51
Total from investment operations	5.29	17.55	(6.66)	8.76	24.43
Less distributions from:
Net investment income	(.14)	(.09)	—	—	(.02)
Net realized gains	(.83)	(.35)	(.70)	(.93)	(7.98)
Total distributions	(.97)	(.44)	(.70)	(.93)	(8.00)
Net asset value, end of period	$84.97	$80.65	$63.54	$70.90	$63.07

Total Return	6.46%	27.71%	(9.32%)	13.84%	53.64%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$128,319	$192,879	$77,419	$130,055	$123,613
Ratios to average net assets:
Net investment income (loss)	(0.07%)	0.21%	0.23%	(0.25%)	(0.13%)
Total expenses	1.65%	1.65%	1.61%	1.56%	1.65%
Net expenses[c]	1.60%	1.62%	1.61%	1.56%	1.65%
Portfolio turnover rate	137%	243%	701%	268%	284%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]	Total return does not reflect the impact of any applicable sales charges.
[c]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 259

SCHEDULE OF INVESTMENTS	March 31, 2025
INVERSE S&P 500® STRATEGY FUND

	Shares	Value
MUTUAL FUNDS† - 23.8%
Guggenheim Strategy Fund II1	262,625	$6,528,860
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	426,990	4,282,712
Total Mutual Funds
(Cost $10,738,043)		10,811,572

	Face Amount
U.S. TREASURY BILLS†† - 29.4%
U.S. Treasury Bills
4.23% due 04/24/25[2]	$4,200,000	4,188,637
4.22% due 05/06/25[2]	4,200,000	4,182,699
4.20% due 06/12/25[2,3]	2,450,000	2,429,469
4.26% due 04/03/25[2]	2,400,000	2,399,434
4.08% due 04/08/25[2,4]	159,000	158,869
Total U.S. Treasury Bills
(Cost $13,359,182)		13,359,108

FEDERAL AGENCY DISCOUNT NOTES†† - 18.7%
Federal Home Loan Bank
4.22% due 04/10/25[2]	4,000,000	3,995,780
Federal Home Loan Bank
4.23% due 04/10/25[2]	3,000,000	2,996,831
Freddie Mac
4.24% due 05/01/25[2]	1,500,000	1,494,707
Total Federal Agency Discount Notes
(Cost $8,487,318)		8,487,318

FEDERAL AGENCY NOTES†† - 14.3%
Federal Home Loan Bank
4.38% (SOFR + 0.04%, Rate Floor: 0.00%) due 06/20/25◊	2,500,000	2,500,245
4.34% (SOFR, Rate Floor: 0.00%) due 07/03/25◊	2,000,000	2,000,016
4.36% (SOFR + 0.02%, Rate Floor: 0.00%) due 05/07/25◊	2,000,000	1,999,990
Total Federal Agency Notes
(Cost $6,500,000)		6,500,251

REPURCHASE AGREEMENTS††,5 - 13.6%
J.P. Morgan Securities LLC issued 03/31/25 at 4.36% due 04/01/25[3]	3,502,419	3,502,419
BofA Securities, Inc. issued 03/31/25 at 4.35% due 04/01/25[3]	2,684,211	2,684,211
Total Repurchase Agreements
(Cost $6,186,630)		6,186,630

Total Investments - 99.8%
(Cost $45,271,173)		$45,344,879
Other Assets & Liabilities, net - 0.2%		84,490
Total Net Assets - 100.0%		$45,429,369

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Sold Short†
S&P 500 Index Mini Futures Contracts	20	Jun 2025	$5,656,250	$25,738

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements Sold Short††
Barclays Bank plc	S&P 500 Index	Receive	4.94% (SOFR + 0.60%)	At Maturity	06/26/25	3,771	$21,160,765	$378,392
Goldman Sachs International	S&P 500 Index	Receive	4.73% (Federal Funds Rate + 0.40%)	At Maturity	06/25/25	2,717	15,248,485	365,341
BNP Paribas	S&P 500 Index	Receive	4.78% (Federal Funds Rate + 0.45%)	At Maturity	06/26/25	582	3,263,574	58,361
							$39,672,824	$802,094

260 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	March 31, 2025
INVERSE S&P 500® STRATEGY FUND

**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
◊

Variable rate security. Rate indicated is the rate effective at March 31, 2025. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

[1]	Affiliated issuer.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as equity index swap collateral at March 31, 2025.
[4]	All or a portion of this security is pledged as futures collateral at March 31, 2025.
[5]	Repurchase Agreements — See Note 6.
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$10,811,572	$—	$—	$10,811,572
U.S. Treasury Bills	—	13,359,108	—	13,359,108
Federal Agency Discount Notes	—	8,487,318	—	8,487,318
Federal Agency Notes	—	6,500,251	—	6,500,251
Repurchase Agreements	—	6,186,630	—	6,186,630
Equity Futures Contracts**	25,738	—	—	25,738
Equity Index Swap Agreements**	—	802,094	—	802,094
Total Assets	$10,837,310	$35,335,401	$—	$46,172,711

**	This derivative is reported as unrealized appreciation/depreciation at period end.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 261

SCHEDULE OF INVESTMENTS (concluded)	March 31, 2025
INVERSE S&P 500® STRATEGY FUND

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short-term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2024 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000139834424022509/fp0090292-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the year ended March 31, 2025, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/24	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/25	Shares 03/31/25	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$6,460,578	$—	$—	$—	$68,282	$6,528,860	262,625	$367,001
Guggenheim Ultra Short Duration Fund — Institutional Class	4,231,473	—	—	—	51,239	4,282,712	426,990	212,758
	$10,692,051	$—	$—	$—	$119,521	$10,811,572		$579,759

262 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE S&P 500® STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2025

Assets:
Investments in unaffiliated issuers, at value (cost $28,346,500)	$28,346,677
Investments in affiliated issuers, at value (cost $10,738,043)	10,811,572
Repurchase agreements, at value (cost $6,186,630)	6,186,630
Segregated cash with broker	134,743
Unrealized appreciation on OTC swap agreements	802,094
Receivables:
Fund shares sold	1,232,371
Dividends	43,232
Interest	30,913
Swap settlement	29,360
Total assets	47,617,592

Liabilities:
Segregated cash due to broker	980,000
Payable for:
Fund shares redeemed	1,090,170
Variation margin on futures contracts	33,250
Management fees	28,702
Transfer agent fees	14,271
Portfolio accounting and administration fees	1,724
Distribution and service fees	410
Trustees’ fees*	386
Miscellaneous	39,310
Total liabilities	2,188,223
Net assets	$45,429,369

Net assets consist of:
Paid in capital	$325,903,220
Total distributable earnings (loss)	(280,473,851)
Net assets	$45,429,369

Investor Class:
Net assets	$43,576,082
Capital shares outstanding	370,497
Net asset value per share	$117.62
Class A:
Net assets	$1,102,552
Capital shares outstanding	10,429
Net asset value per share	$105.72
Maximum offering price per share (Net asset value divided by 95.25%)	$110.99
Class C:
Net assets	$68,895
Capital shares outstanding	776
Net asset value per share	$88.78
Class H:
Net assets	$681,840
Capital shares outstanding	6,442
Net asset value per share	$105.84

STATEMENT OF OPERATIONS
Year Ended March 31, 2025

Investment Income:
Dividends from securities of affiliated issuers	$579,759
Interest	1,524,858
Total investment income	2,104,617

Expenses:
Management fees	367,697
Distribution and service fees:
Class A	3,290
Class C	2,177
Class H	2,356
Transfer agent fees	88,460
Portfolio accounting and administration fees	62,328
Registration fees	50,368
Professional fees	19,673
Interest expense	10,047
Custodian fees	5,312
Trustees’ fees*	4,761
Miscellaneous	10,589
Total expenses	627,058
Less:
Expenses reimbursed by Adviser	(40,862)
Expenses waived by Adviser	(10,634)
Total waived/reimbursed expenses	(51,496)
Net expenses	575,562
Net investment income	1,529,055

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	877
Swap agreements	(4,383,005)
Futures contracts	(201,496)
Net realized loss	(4,583,624)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(158)
Investments in affiliated issuers	119,521
Swap agreements	1,107,655
Futures contracts	79,684
Net change in unrealized appreciation (depreciation)	1,306,702
Net realized and unrealized loss	(3,276,922)
Net decrease in net assets resulting from operations	$(1,747,867)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 263

INVERSE S&P 500® STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended March 31, 2025	Year Ended March 31, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,529,055	$1,976,484
Net realized loss on investments	(4,583,624)	(12,570,407)
Net change in unrealized appreciation (depreciation) on investments	1,306,702	2,115,246
Net decrease in net assets resulting from operations	(1,747,867)	(8,478,677)

Distributions to shareholders:
Investor Class	(1,856,228)	(946,025)
Class A	(75,345)	(110,261)
Class C	(9,595)	(16,224)
Class H	(35,316)	(21,482)
Total distributions to shareholders	(1,976,484)	(1,093,992)

Capital share transactions:
Proceeds from sale of shares
Investor Class	207,933,965	110,588,564
Class A	9,283,518	5,459,230
Class C	45,011	147,798
Class H	6,834,787	15,057,008
Distributions reinvested
Investor Class	1,830,048	931,300
Class A	72,970	109,255
Class C	9,594	16,224
Class H	35,284	21,466
Cost of shares redeemed
Investor Class	(198,498,907)	(123,376,671)
Class A	(9,262,090)	(7,927,015)
Class C	(378,268)	(423,222)
Class H	(7,351,092)	(15,201,206)
Net increase (decrease) from capital share transactions	10,554,820	(14,597,269)
Net increase (decrease) in net assets	6,830,469	(24,169,938)

Net assets:
Beginning of year	38,598,900	62,768,838
End of year	$45,429,369	$38,598,900

Capital share activity*:
Shares sold
Investor Class	1,726,560	764,862
Class A	80,604	39,885
Class C	480	1,276
Class H	59,213	120,372
Shares issued from reinvestment of distributions
Investor Class	17,008	6,662
Class A	754	861
Class C	118	149
Class H	364	169
Shares redeemed
Investor Class	(1,655,465)	(851,730)
Class A	(81,486)	(59,651)
Class C	(4,060)	(3,714)
Class H	(63,977)	(121,009)
Net increase (decrease) in shares	80,113	(101,868)

*	Reverse share split — Capital share activity has been restated to reflect a 1:5 reverse share split effective February 24, 2025. See Note 11 in the Notes to Financial Statements.

264 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE S&P 500® STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Investor Class	Year Ended March 31, 2025[e]	Year Ended March 31, 2024[e]	Year Ended March 31, 2023[e]	Year Ended March 31, 2022[e]	Year Ended March 31, 2021[e]
Per Share Data
Net asset value, beginning of period	$126.51	$155.00	$144.39	$172.31	$284.62
Income (loss) from investment operations:
Net investment income (loss)[a]	4.50	5.85	2.10	(1.40)	(2.35)
Net gain (loss) on investments (realized and unrealized)	(5.86)	(30.54)	8.51	(26.52)	(109.21)
Total from investment operations	(1.36)	(24.69)	10.61	(27.92)	(111.56)
Less distributions from:
Net investment income	(7.53)	(3.80)	—	—	(.75)
Total distributions	(7.53)	(3.80)	—	—	(.75)
Net asset value, end of period	$117.62	$126.51	$155.00	$144.39	$172.31

Total Return	(0.51%)	(16.19%)	7.34%	(16.19%)	(39.21%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$43,576	$35,725	$56,203	$47,555	$53,937
Ratios to average net assets:
Net investment income (loss)	3.76%	4.04%	1.31%	(0.91%)	(1.12%)
Total expenses[b]	1.52%	1.50%	1.54%	1.41%	1.51%
Net expenses[c]	1.39%	1.40%	1.49%	1.39%	1.50%
Portfolio turnover rate	—	—	—	—	—

Class A	Year Ended March 31, 2025[e]	Year Ended March 31, 2024[e]	Year Ended March 31, 2023[e]	Year Ended March 31, 2022[e]	Year Ended March 31, 2021[e]
Per Share Data
Net asset value, beginning of period	$114.76	$141.35	$132.01	$157.92	$261.65
Income (loss) from investment operations:
Net investment income (loss)[a]	3.91	5.10	2.00	(1.60)	(2.80)
Net gain (loss) on investments (realized and unrealized)	(5.42)	(27.89)	7.34	(24.31)	(100.18)
Total from investment operations	(1.51)	(22.79)	9.34	(25.91)	(102.98)
Less distributions from:
Net investment income	(7.53)	(3.80)	—	—	(.75)
Total distributions	(7.53)	(3.80)	—	—	(.75)
Net asset value, end of period	$105.72	$114.76	$141.35	$132.01	$157.92

Total Return[d]	(0.70%)	(16.38%)	7.08%	(16.40%)	(39.38%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,103	$1,211	$4,164	$1,829	$1,540
Ratios to average net assets:
Net investment income (loss)	3.58%	3.77%	1.34%	(1.15%)	(1.39%)
Total expenses[b]	1.77%	1.76%	1.79%	1.66%	1.78%
Net expenses[c]	1.64%	1.66%	1.74%	1.64%	1.77%
Portfolio turnover rate	—	—	—	—	—

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 265

INVERSE S&P 500® STRATEGY FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class C	Year Ended March 31, 2025[e]	Year Ended March 31, 2024[e]	Year Ended March 31, 2023[e]	Year Ended March 31, 2022[e]	Year Ended March 31, 2021[e]
Per Share Data
Net asset value, beginning of period	$98.46	$122.73	$115.49	$139.19	$232.44
Income (loss) from investment operations:
Net investment income (loss)[a]	2.81	3.50	.45	(2.30)	(4.00)
Net gain (loss) on investments (realized and unrealized)	(4.96)	(23.97)	6.79	(21.40)	(88.50)
Total from investment operations	(2.15)	(20.47)	7.24	(23.70)	(92.50)
Less distributions from:
Net investment income	(7.53)	(3.80)	—	—	(.75)
Total distributions	(7.53)	(3.80)	—	—	(.75)
Net asset value, end of period	$88.78	$98.46	$122.73	$115.49	$139.19

Total Return[d]	(1.50%)	(16.99%)	6.28%	(17.03%)	(39.82%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$69	$417	$801	$762	$449
Ratios to average net assets:
Net investment income (loss)	2.96%	3.03%	0.35%	(1.92%)	(2.16%)
Total expenses[b]	2.50%	2.49%	2.53%	2.41%	2.54%
Net expenses[c]	2.37%	2.39%	2.48%	2.39%	2.53%
Portfolio turnover rate	—	—	—	—	—

266 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE S&P 500® STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class H	Year Ended March 31, 2025[e]	Year Ended March 31, 2024[e]	Year Ended March 31, 2023[e]	Year Ended March 31, 2022[e]	Year Ended March 31, 2021[e]
Per Share Data
Net asset value, beginning of period	$114.88	$141.46	$132.04	$157.92	$261.62
Income (loss) from investment operations:
Net investment income (loss)[a]	4.02	5.00	1.25	(1.60)	(2.80)
Net gain (loss) on investments (realized and unrealized)	(5.53)	(27.78)	8.17	(24.28)	(100.15)
Total from investment operations	(1.51)	(22.78)	9.42	(25.88)	(102.95)
Less distributions from:
Net investment income	(7.53)	(3.80)	—	—	(.75)
Total distributions	(7.53)	(3.80)	—	—	(.75)
Net asset value, end of period	$105.84	$114.88	$141.46	$132.04	$157.92

Total Return	(0.72%)	(16.36%)	7.12%	(16.37%)	(39.37%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$682	$1,246	$1,600	$2,618	$933
Ratios to average net assets:
Net investment income (loss)	3.64%	3.81%	0.86%	(1.15%)	(1.38%)
Total expenses[b]	1.76%	1.75%	1.78%	1.66%	1.78%
Net expenses[c]	1.63%	1.64%	1.74%	1.64%	1.76%
Portfolio turnover rate	—	—	—	—	—

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]	Does not include expenses of the underlying funds in which the Fund invests.
[c]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[d]	Total return does not reflect the impact of any applicable sales charges.
[e]	Reverse share split – Per share amounts have been restated to reflect a 1:5 reverse share split effective February 24, 2025. See Note 11 in the Notes to Financial Statements.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 267

SCHEDULE OF INVESTMENTS	March 31, 2025
S&P 500® PURE GROWTH FUND

	Shares	Value
COMMON STOCKS† - 99.6%

Consumer, Cyclical - 25.6%
Royal Caribbean Cruises Ltd.	2,387	$490,385
Norwegian Cruise Line Holdings Ltd.*	24,785	469,924
Carnival Corp.*	23,082	450,791
TKO Group Holdings, Inc.	2,837	433,522
United Airlines Holdings, Inc.*	6,206	428,524
Live Nation Entertainment, Inc.*	3,266	426,474
Delta Air Lines, Inc.	7,983	348,059
Hilton Worldwide Holdings, Inc.	1,495	340,187
Tapestry, Inc.	4,590	323,182
Marriott International, Inc. — Class A	1,219	290,366
Wynn Resorts Ltd.	3,291	274,798
PulteGroup, Inc.	2,455	252,374
Ralph Lauren Corp. — Class A	1,138	251,202
Deckers Outdoor Corp.*	1,975	220,825
Cummins, Inc.	665	208,438
Las Vegas Sands Corp.	5,160	199,331
Tesla, Inc.*	730	189,187
WW Grainger, Inc.	163	161,016
Costco Wholesale Corp.	150	141,867
Chipotle Mexican Grill, Inc. — Class A*	2,782	139,684
Williams-Sonoma, Inc.	734	116,046
Total Consumer, Cyclical		6,156,182

Technology - 16.0%
Fortinet, Inc.*	4,714	453,770
Palantir Technologies, Inc. — Class A*	5,089	429,512
NVIDIA Corp.	3,840	416,179
Crowdstrike Holdings, Inc. — Class A*	997	351,522
Fair Isaac Corp.*	162	298,754
Fiserv, Inc.*	1,214	268,088
Broadcom, Inc.	1,570	262,865
Paycom Software, Inc.	1,100	240,328
Super Micro Computer, Inc.*,1	6,935	237,454
ServiceNow, Inc.*	282	224,511
International Business Machines Corp.	669	166,354
Tyler Technologies, Inc.*	253	147,092
Oracle Corp.	956	133,658
Salesforce, Inc.	382	102,513
Dayforce, Inc.*	1,708	99,628
Total Technology		3,832,228

Financial - 14.0%
Apollo Global Management, Inc.	2,872	393,292
Progressive Corp.	1,101	311,594
Arch Capital Group Ltd.	3,201	307,872
American Express Co.	1,142	307,255
Brown & Brown, Inc.	2,141	266,341
Erie Indemnity Co. — Class A	601	251,849
CBRE Group, Inc. — Class A*	1,853	242,335
Ameriprise Financial, Inc.	500	242,055
Synchrony Financial	4,536	240,136
Discover Financial Services	1,309	223,446
Iron Mountain, Inc. REIT	2,481	213,465
Visa, Inc. — Class A	540	189,248
Mastercard, Inc. — Class A	321	175,947
Total Financial		3,364,835

Industrial - 13.3%
Howmet Aerospace, Inc.	3,233	419,417
Axon Enterprise, Inc.*	788	414,448
Trane Technologies plc	800	269,536
Westinghouse Air Brake Technologies Corp.	1,240	224,874
TransDigm Group, Inc.	154	213,027
Caterpillar, Inc.	636	209,753
GE Vernova, Inc.	685	209,117
Hubbell, Inc.	536	177,368
Garmin Ltd.	773	167,841
Amphenol Corp. — Class A	2,510	164,631
Parker-Hannifin Corp.	269	163,512
Republic Services, Inc. — Class A	630	152,561
Ingersoll Rand, Inc.	1,850	148,055
Lennox International, Inc.	261	146,377
Eaton Corporation plc	439	119,333
Total Industrial		3,199,850

Communications - 12.7%
Booking Holdings, Inc.	83	382,373
Uber Technologies, Inc.*	5,067	369,182
Arista Networks, Inc.*	4,664	361,367
DoorDash, Inc. — Class A*	1,854	338,856
Expedia Group, Inc.	1,861	312,834
GoDaddy, Inc. — Class A*	1,706	307,319
Meta Platforms, Inc. — Class A	465	268,007
Netflix, Inc.*	278	259,243
Palo Alto Networks, Inc.*	977	166,715
Airbnb, Inc. — Class A*	1,199	143,233
Motorola Solutions, Inc.	312	136,597
Total Communications		3,045,726

Consumer, Non-cyclical - 9.8%
Quanta Services, Inc.	1,327	337,297
United Rentals, Inc.	515	322,750
Corpay, Inc.*	855	298,156
Insulet Corp.*	1,068	280,467
Intuitive Surgical, Inc.*	463	229,310
Boston Scientific Corp.*	1,965	198,229
Cintas Corp.	938	192,787
DaVita, Inc.*	1,236	189,071
ResMed, Inc.	768	171,917
Eli Lilly & Co.	159	131,320
Total Consumer, Non-cyclical		2,351,304

Energy - 4.3%
Texas Pacific Land Corp.	395	523,371
Hess Corp.	1,633	260,839
Targa Resources Corp.	1,272	254,998
Total Energy		1,039,208

Utilities - 3.9%
Vistra Corp.	3,797	445,920
NRG Energy, Inc.	3,294	314,445

268 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (concluded)	March 31, 2025
S&P 500® PURE GROWTH FUND

	Shares	Value
Constellation Energy Corp.	882	$177,837
Total Utilities		938,202

Total Common Stocks
(Cost $20,470,164)		23,927,535

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.8%
J.P. Morgan Securities LLC issued 03/31/25 at 4.36% due 04/01/25	$103,321	103,321
BofA Securities, Inc. issued 03/31/25 at 4.35% due 04/01/25	79,184	79,184
Total Repurchase Agreements
(Cost $182,505)		182,505

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.8%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.27%[4]	182,035	182,035
Total Securities Lending Collateral
(Cost $182,035)		182,035

Total Investments - 101.2%
(Cost $20,834,704)		$24,292,075
Other Assets & Liabilities, net - (1.2)%		(283,583)
Total Net Assets - 100.0%		$24,008,492

*	Non-income producing security.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at March 31, 2025 — See Note 7.
[2]	Repurchase Agreements — See Note 6.
[3]	Securities lending collateral — See Note 7.
[4]	Rate indicated is the 7-day yield as of March 31, 2025.
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$23,927,535	$—	$—	$23,927,535
Repurchase Agreements	—	182,505	—	182,505
Securities Lending Collateral	182,035	—	—	182,035
Total Assets	$24,109,570	$182,505	$—	$24,292,075

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 269

S&P 500® PURE GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2025

Assets:
Investments, at value - including $178,082 of securities loaned (cost $20,652,199)	$24,109,570
Repurchase agreements, at value (cost $182,505)	182,505
Receivables:
Dividends	6,686
Fund shares sold	1,429
Interest	22
Securities lending income	5
Total assets	24,300,217

Liabilities:
Payable for:
Return of securities lending collateral	182,035
Transfer agent fees	20,375
Management fees	15,852
Professional fees	8,017
Distribution and service fees	6,243
Licensing fees	5,074
Portfolio accounting and administration fees	2,166
Trustees’ fees*	750
Fund shares redeemed	89
Miscellaneous	51,124
Total liabilities	291,725
Net assets	$24,008,492

Net assets consist of:
Paid in capital	$20,805,261
Total distributable earnings (loss)	3,203,231
Net assets	$24,008,492
Class A:
Net assets	$8,589,542
Capital shares outstanding	91,815
Net asset value per share	$93.55
Maximum offering price per share (Net asset value divided by 95.25%)	$98.22
Class C:
Net assets	$1,580,399
Capital shares outstanding	20,569
Net asset value per share	$76.83
Class H:
Net assets	$13,838,551
Capital shares outstanding	147,957
Net asset value per share	$93.53

STATEMENT OF OPERATIONS
Year Ended March 31, 2025

Investment Income:
Dividends	$388,595
Interest	21,382
Income from securities lending, net	128
Total investment income	410,105

Expenses:
Management fees	509,250
Distribution and service fees:
Class A	22,432
Class C	19,399
Class H	142,467
Transfer agent fees	145,288
Portfolio accounting and administration fees	103,584
Registration fees	63,070
Professional fees	22,281
Custodian fees	8,944
Trustees’ fees*	5,897
Line of credit fees	31
Miscellaneous	56,107
Total expenses	1,098,750
Less:
Expenses reimbursed by Adviser	(33,929)
Net expenses	1,064,821
Net investment loss	(654,716)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	19,682,649
Net realized gain	19,682,649
Net change in unrealized appreciation (depreciation) on:
Investments	(2,984,242)
Net change in unrealized appreciation (depreciation)	(2,984,242)
Net realized and unrealized gain	16,698,407
Net increase in net assets resulting from operations	$16,043,691

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

270 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P 500® PURE GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended March 31, 2025	Year Ended March 31, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(654,716)	$(39,909)
Net realized gain on investments	19,682,649	473,930
Net change in unrealized appreciation (depreciation) on investments	(2,984,242)	3,751,669
Net increase in net assets resulting from operations	16,043,691	4,185,690

Capital share transactions:
Proceeds from sale of shares
Class A	2,026,656	2,556,282
Class C	568,333	1,772,328
Class H	718,963,766	253,179,686
Cost of shares redeemed
Class A	(2,863,382)	(2,695,246)
Class C	(1,227,000)	(3,076,091)
Class H	(741,025,931)	(258,609,418)
Net decrease from capital share transactions	(23,557,558)	(6,872,459)
Net decrease in net assets	(7,513,867)	(2,686,769)

Net assets:
Beginning of year	31,522,359	34,209,128
End of year	$24,008,492	$31,522,359

Capital share activity:
Shares sold
Class A	20,269	32,924
Class C	7,019	27,685
Class H	7,217,940	3,256,450
Shares redeemed
Class A	(30,757)	(34,867)
Class C	(15,798)	(47,995)
Class H	(7,291,103)	(3,347,039)
Net decrease in shares	(92,430)	(112,842)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 271

S&P 500® PURE GROWTH FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class A	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$90.66	$74.81	$90.73	$84.03	$53.91
Income (loss) from investment operations:
Net investment income (loss)[a]	(.86)	(.15)	(.05)	(1.11)	(.80)
Net gain (loss) on investments (realized and unrealized)	3.75	16.00	(15.87)	10.27	34.07
Total from investment operations	2.89	15.85	(15.92)	9.16	33.27
Less distributions from:
Net realized gains	—	—	—	(2.46)	(3.15)
Total distributions	—	—	—	(2.46)	(3.15)
Net asset value, end of period	$93.55	$90.66	$74.81	$90.73	$84.03

Total Return[b]	3.19%	21.19%	(17.55%)	10.53%	61.92%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$8,590	$9,275	$7,799	$10,104	$9,724
Ratios to average net assets:
Net investment income (loss)	(0.90%)	(0.20%)	(0.06%)	(1.15%)	(1.06%)
Total expenses	1.59%	1.59%	1.55%	1.51%	1.60%
Net expenses[c]	1.54%	1.55%	1.55%	1.51%	1.60%
Portfolio turnover rate	1,148%	649%	434%	727%	240%

Class C	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$75.02	$62.37	$76.21	$71.42	$46.47
Income (loss) from investment operations:
Net investment income (loss)[a]	(1.30)	(.58)	(.55)	(1.55)	(1.16)
Net gain (loss) on investments (realized and unrealized)	3.11	13.23	(13.29)	8.80	29.26
Total from investment operations	1.81	12.65	(13.84)	7.25	28.10
Less distributions from:
Net realized gains	—	—	—	(2.46)	(3.15)
Total distributions	—	—	—	(2.46)	(3.15)
Net asset value, end of period	$76.83	$75.02	$62.37	$76.21	$71.42

Total Return[b]	2.41%	20.28%	(18.16%)	9.71%	60.69%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,580	$2,202	$3,097	$5,339	$7,314
Ratios to average net assets:
Net investment income (loss)	(1.66%)	(0.91%)	(0.85%)	(1.91%)	(1.80%)
Total expenses	2.34%	2.34%	2.30%	2.26%	2.35%
Net expenses[c]	2.29%	2.30%	2.30%	2.26%	2.35%
Portfolio turnover rate	1,148%	649%	434%	727%	240%

272 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P 500® PURE GROWTH FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class H	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$90.65	$74.79	$90.70	$84.00	$53.89
Income (loss) from investment operations:
Net investment income (loss)[a]	(.94)	—	(.02)	(1.19)	(.77)
Net gain (loss) on investments (realized and unrealized)	3.82	15.86	(15.89)	10.35	34.03
Total from investment operations	2.88	15.86	(15.91)	9.16	33.26
Less distributions from:
Net realized gains	—	—	—	(2.46)	(3.15)
Total distributions	—	—	—	(2.46)	(3.15)
Net asset value, end of period	$93.53	$90.65	$74.79	$90.70	$84.00

Total Return	3.18%	21.21%	(17.54%)	10.53%	61.92%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$13,839	$20,046	$23,313	$27,751	$22,141
Ratios to average net assets:
Net investment income (loss)	(0.95%)	(0.00%)[d]	(0.03%)	(1.21%)	(1.03%)
Total expenses	1.60%	1.59%	1.55%	1.51%	1.61%
Net expenses[c]	1.55%	1.55%	1.55%	1.51%	1.61%
Portfolio turnover rate	1,148%	649%	434%	727%	240%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]	Total return does not reflect the impact of any applicable sales charges.
[c]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[d]	Less than (0.01%).

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 273

SCHEDULE OF INVESTMENTS	March 31, 2025
S&P 500® PURE VALUE FUND

	Shares	Value
COMMON STOCKS† - 99.4%

Consumer, Non-cyclical - 32.4%
CVS Health Corp.	11,186	$757,852
Centene Corp.*	9,715	589,798
Archer-Daniels-Midland Co.	10,084	484,133
Bunge Global S.A.	6,231	476,173
Tyson Foods, Inc. — Class A	6,727	429,250
Kroger Co.	6,015	407,155
Humana, Inc.	1,519	401,927
Cigna Group	1,086	357,294
Cencora, Inc. — Class A	1,212	337,045
Cardinal Health, Inc.	2,427	334,368
McKesson Corp.	488	328,419
Kraft Heinz Co.	10,173	309,564
Molson Coors Beverage Co. — Class B	4,862	295,950
Elevance Health, Inc.	671	291,858
Molina Healthcare, Inc.*	840	276,688
Viatris, Inc.	26,257	228,699
Conagra Brands, Inc.	6,430	171,488
Universal Health Services, Inc. — Class B	886	166,479
Sysco Corp.	2,085	156,459
J M Smucker Co.	1,208	143,039
Henry Schein, Inc.*	1,809	123,898
Baxter International, Inc.	3,400	116,382
Biogen, Inc.*	831	113,714
Global Payments, Inc.	1,091	106,831
Total Consumer, Non-cyclical		7,404,463

Financial - 17.8%
Citigroup, Inc.	4,754	337,486
American International Group, Inc.	3,591	312,202
Loews Corp.	3,117	286,483
Everest Group Ltd.	770	279,764
Prudential Financial, Inc.	2,360	263,565
Invesco Ltd.	17,296	262,380
Franklin Resources, Inc.	11,974	230,500
Citizens Financial Group, Inc.	4,778	195,755
MetLife, Inc.	2,101	168,689
State Street Corp.	1,600	143,248
Capital One Financial Corp.	790	141,647
Alexandria Real Estate Equities, Inc. REIT	1,509	139,597
Allstate Corp.	670	138,737
Assurant, Inc.	622	130,465
Travelers Companies, Inc.	441	116,627
VICI Properties, Inc. REIT	3,569	116,421
Chubb Ltd.	371	112,038
Principal Financial Group, Inc.	1,310	110,525
Truist Financial Corp.	2,647	108,924
Bank of America Corp.	2,574	107,413
M&T Bank Corp.	550	98,313
Huntington Bancshares, Inc.	6,036	90,600
KeyCorp	5,587	89,336
Regions Financial Corp.	4,099	89,071
Total Financial		4,069,786

Consumer, Cyclical - 17.2%
Ford Motor Co.	56,191	563,596
General Motors Co.	11,507	541,174
Walgreens Boots Alliance, Inc.*	32,097	358,524
Dollar General Corp.	4,022	353,654
LKQ Corp.	6,197	263,620
Aptiv plc*	4,334	257,873
CarMax, Inc.*	3,291	256,435
Dollar Tree, Inc.*	3,408	255,839
Southwest Airlines Co.	5,958	200,070
Best Buy Company, Inc.	2,476	182,258
Target Corp.	1,348	140,677
Genuine Parts Co.	1,034	123,191
MGM Resorts International*	4,048	119,983
Caesars Entertainment, Inc.*	4,635	115,875
Lennar Corp. — Class A	931	106,860
DR Horton, Inc.	646	82,126
Total Consumer, Cyclical		3,921,755

Energy - 9.5%
Valero Energy Corp.	3,245	428,567
Phillips 66	2,999	370,316
Marathon Petroleum Corp.	2,231	325,034
APA Corp.	9,533	200,384
Devon Energy Corp.	3,567	133,406
Exxon Mobil Corp.	1,041	123,806
Equities Corp.	2,247	120,057
Occidental Petroleum Corp.	2,421	119,501
Chevron Corp.	714	119,445
Diamondback Energy, Inc.	742	118,631
Coterra Energy, Inc. — Class A	3,913	113,086
Total Energy		2,172,233

Basic Materials - 6.0%
Mosaic Co.	17,015	459,575
LyondellBasell Industries N.V. — Class A	2,993	210,707
Dow, Inc.	5,388	188,149
Nucor Corp.	1,082	130,208
International Paper Co.	1,908	101,792
Eastman Chemical Co.	1,124	99,036
DuPont de Nemours, Inc.	1,256	93,798
Steel Dynamics, Inc.	741	92,684
Total Basic Materials		1,375,949

Communications - 5.8%
Paramount Global — Class B	37,109	443,824
Warner Bros Discovery, Inc.*	30,160	323,617
AT&T, Inc.	6,214	175,732
Verizon Communications, Inc.	2,723	123,515
Comcast Corp. — Class A	3,127	115,386
Fox Corp. — Class A	1,591	90,050
Fox Corp. — Class B	949	50,022
Total Communications		1,322,146

Industrial - 5.2%
Mohawk Industries, Inc.*	2,288	261,244
Huntington Ingalls Industries, Inc.	1,245	254,030

274 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (concluded)	March 31, 2025
S&P 500® PURE VALUE FUND

	Shares	Value
Stanley Black & Decker, Inc.	2,267	$174,287
Jabil, Inc.	1,088	148,044
Smurfit WestRock plc	3,082	138,875
FedEx Corp.	479	116,771
Textron, Inc.	1,346	97,248
Total Industrial		1,190,499

Utilities - 4.0%
Exelon Corp.	3,890	179,251
AES Corp.	12,040	149,537
Evergy, Inc.	1,874	129,212
Consolidated Edison, Inc.	1,166	128,948
Pinnacle West Capital Corp.	1,269	120,872
Eversource Energy	1,642	101,985
PG&E Corp.	5,574	95,761
Total Utilities		905,566

Technology - 1.5%
Hewlett Packard Enterprise Co.	11,333	174,868
Intel Corp.*	7,663	174,027
Total Technology		348,895

Total Common Stocks
(Cost $20,949,560)		22,711,292

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.6%
J.P. Morgan Securities LLC issued 03/31/25 at 4.36% due 04/01/25	$76,601	76,601
BofA Securities, Inc. issued 03/31/25 at 4.35% due 04/01/25	58,706	58,706
Total Repurchase Agreements
(Cost $135,307)		135,307

Total Investments - 100.0%
(Cost $21,084,867)		$22,846,599
Other Assets & Liabilities, net - 0.0%		9,228
Total Net Assets - 100.0%		$22,855,827

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreements — See Note 6.
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$22,711,292	$—	$—	$22,711,292
Repurchase Agreements	—	135,307	—	135,307
Total Assets	$22,711,292	$135,307	$—	$22,846,599

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 275

S&P 500® PURE VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2025

Assets:
Investments, at value (cost $20,949,560)	$22,711,292
Repurchase agreements, at value (cost $135,307)	135,307
Receivables:
Fund shares sold	2,435,723
Dividends	45,917
Securities lending income	96
Interest	16
Total assets	25,328,351

Liabilities:
Payable for:
Securities purchased	2,336,359
Fund shares redeemed	59,269
Management fees	29,124
Transfer agent fees	11,857
Distribution and service fees	10,064
Portfolio accounting and administration fees	3,980
Trustees’ fees*	239
Miscellaneous	21,632
Total liabilities	2,472,524
Net assets	$22,855,827

Net assets consist of:
Paid in capital	$41,632,751
Total distributable earnings (loss)	(18,776,924)
Net assets	$22,855,827
Class A:
Net assets	$2,802,752
Capital shares outstanding	26,081
Net asset value per share	$107.46
Maximum offering price per share (Net asset value divided by 95.25%)	$112.82
Class C:
Net assets	$577,767
Capital shares outstanding	6,730
Net asset value per share	$85.85
Class H:
Net assets	$19,475,308
Capital shares outstanding	180,341
Net asset value per share	$107.99

STATEMENT OF OPERATIONS
Year Ended March 31, 2025

Investment Income:
Dividends (net of foreign withholding tax of $14)	$516,392
Interest	5,965
Income from securities lending, net	261
Total investment income	522,618

Expenses:
Management fees	152,962
Distribution and service fees:
Class A	7,120
Class C	7,739
Class H	41,932
Transfer agent fees	45,177
Portfolio accounting and administration fees	31,113
Registration fees	25,237
Professional fees	9,145
Custodian fees	2,793
Trustees’ fees*	2,143
Line of credit fees	144
Miscellaneous	6,788
Total expenses	332,293
Less:
Expenses reimbursed by Adviser	(10,191)
Net expenses	322,102
Net investment income	200,516

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(2,302,557)
Net realized loss	(2,302,557)
Net change in unrealized appreciation (depreciation) on:
Investments	(234,145)
Net change in unrealized appreciation (depreciation)	(234,145)
Net realized and unrealized loss	(2,536,702)
Net decrease in net assets resulting from operations	$(2,336,186)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

276 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P 500® PURE VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended March 31, 2025	Year Ended March 31, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment income	$200,516	$112,080
Net realized loss on investments	(2,302,557)	(1,915,091)
Net change in unrealized appreciation (depreciation) on investments	(234,145)	747,914
Net decrease in net assets resulting from operations	(2,336,186)	(1,055,097)

Distributions to shareholders:
Class A	(29,793)	(44,842)
Class C	(9,570)	(24,738)
Class H	(92,347)	(114,337)
Total distributions to shareholders	(131,710)	(183,917)

Capital share transactions:
Proceeds from sale of shares
Class A	1,041,087	1,311,773
Class C	382,569	1,122,162
Class H	561,165,916	185,750,419
Distributions reinvested
Class A	29,230	44,771
Class C	9,195	24,642
Class H	85,957	102,176
Cost of shares redeemed
Class A	(1,357,816)	(2,172,031)
Class C	(803,076)	(1,541,562)
Class H	(545,625,391)	(190,450,170)
Net increase (decrease) from capital share transactions	14,927,671	(5,807,820)
Net increase (decrease) in net assets	12,459,775	(7,046,834)

Net assets:
Beginning of year	10,396,052	17,442,886
End of year	$22,855,827	$10,396,052

Capital share activity:
Shares sold
Class A	10,265	14,140
Class C	4,754	15,296
Class H	5,257,267	1,970,582
Shares issued from reinvestment of distributions
Class A	271	491
Class C	107	334
Class H	794	1,114
Shares redeemed
Class A	(13,435)	(24,552)
Class C	(9,853)	(21,338)
Class H	(5,140,084)	(2,051,875)
Net increase (decrease) in shares	110,086	(95,808)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 277

S&P 500® PURE VALUE FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class A	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$102.82	$88.84	$101.27	$89.23	$48.65
Income (loss) from investment operations:
Net investment income (loss)[a]	1.15	1.03	1.05	.89	.70
Net gain (loss) on investments (realized and unrealized)	4.46 [d]	14.67	(11.35)	13.43	40.58
Total from investment operations	5.61	15.70	(10.30)	14.32	41.28
Less distributions from:
Net investment income	(.97)	(1.72)	(2.13)	(2.28)	(.70)
Total distributions	(.97)	(1.72)	(2.13)	(2.28)	(.70)
Net asset value, end of period	$107.46	$102.82	$88.84	$101.27	$89.23

Total Return[b]	5.45%	17.93%	(10.20%)	16.26%	85.10%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,803	$2,980	$3,456	$3,600	$2,925
Ratios to average net assets:
Net investment income (loss)	1.12%	1.14%	1.11%	0.94%	1.06%
Total expenses	1.59%	1.59%	1.55%	1.51%	1.60%
Net expenses[c]	1.54%	1.55%	1.55%	1.51%	1.60%
Portfolio turnover rate	2,642%	1,099%	594%	823%	1,207%

Class C	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$82.95	$72.52	$83.72	$74.69	$41.11
Income (loss) from investment operations:
Net investment income (loss)[a]	.29	.27	.30	.14	.18
Net gain (loss) on investments (realized and unrealized)	3.58 [d]	11.88	(9.37)	11.17	34.10
Total from investment operations	3.87	12.15	(9.07)	11.31	34.28
Less distributions from:
Net investment income	(.97)	(1.72)	(2.13)	(2.28)	(.70)
Total distributions	(.97)	(1.72)	(2.13)	(2.28)	(.70)
Net asset value, end of period	$85.85	$82.95	$72.52	$83.72	$74.69

Total Return[b]	4.67%	17.07%	(10.89%)	15.40%	83.72%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$578	$972	$1,264	$1,484	$1,805
Ratios to average net assets:
Net investment income (loss)	0.35%	0.37%	0.39%	0.17%	0.32%
Total expenses	2.34%	2.34%	2.30%	2.26%	2.35%
Net expenses[c]	2.29%	2.31%	2.30%	2.26%	2.35%
Portfolio turnover rate	2,642%	1,099%	594%	823%	1,207%

278 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P 500® PURE VALUE FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class H	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$103.33	$89.26	$101.75	$89.64	$48.87
Income (loss) from investment operations:
Net investment income (loss)[a]	1.04	.47	.98	.98	.84
Net gain (loss) on investments (realized and unrealized)	4.59 [d]	15.32	(11.34)	13.41	40.63
Total from investment operations	5.63	15.79	(10.36)	14.39	41.47
Less distributions from:
Net investment income	(.97)	(1.72)	(2.13)	(2.28)	(.70)
Total distributions	(.97)	(1.72)	(2.13)	(2.28)	(.70)
Net asset value, end of period	$107.99	$103.33	$89.26	$101.75	$89.64

Total Return	5.44%	17.95%	(10.22%)	16.26%	85.15%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$19,475	$6,444	$12,723	$164,615	$52,797
Ratios to average net assets:
Net investment income (loss)	0.99%	0.51%	1.01%	1.01%	1.17%
Total expenses	1.60%	1.60%	1.55%	1.52%	1.58%
Net expenses[c]	1.55%	1.56%	1.55%	1.52%	1.58%
Portfolio turnover rate	2,642%	1,099%	594%	823%	1,207%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]	Total return does not reflect the impact of any applicable sales charges.
[c]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[d]

The amount shown for a share outstanding throughout the period does not agree with the aggregate net loss on investments for the year because of the sales and purchases of fund shares in relation to fluctuating market value of the investments of the Fund.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 279

SCHEDULE OF INVESTMENTS	March 31, 2025
S&P MIDCAP 400® PURE GROWTH FUND

	Shares	Value
COMMON STOCKS† - 100.1%

Consumer, Non-cyclical - 27.6%
Roivant Sciences Ltd.*	54,230	$547,181
Globus Medical, Inc. — Class A*	6,654	487,073
Exelixis, Inc.*	11,752	433,884
Masimo Corp.*	2,554	425,496
Halozyme Therapeutics, Inc.*	6,559	418,530
Shift4 Payments, Inc. — Class A*,1	5,040	411,818
Pilgrim’s Pride Corp.	7,114	387,784
Lantheus Holdings, Inc.*	3,905	381,128
Sprouts Farmers Market, Inc.*	2,274	347,103
RB Global, Inc.	3,428	343,828
Paylocity Holding Corp.*	1,726	323,349
Medpace Holdings, Inc.*	936	285,190
United Therapeutics Corp.*	876	270,044
Sarepta Therapeutics, Inc.*	4,007	255,727
H&R Block, Inc.	4,651	255,387
Coca-Cola Consolidated, Inc.	186	251,100
Valvoline, Inc.*	6,984	243,113
Grand Canyon Education, Inc.*	1,281	221,639
Neurocrine Biosciences, Inc.*	1,956	216,334
HealthEquity, Inc.*	1,865	164,810
Ensign Group, Inc.	1,191	154,115
elf Beauty, Inc.*	1,803	113,210
Total Consumer, Non-cyclical		6,937,843

Industrial - 24.0%
Comfort Systems USA, Inc.	1,271	409,681
EMCOR Group, Inc.	1,035	382,567
AAON, Inc.	4,505	351,976
RBC Bearings, Inc.*	1,019	327,884
Chart Industries, Inc.*	2,147	309,941
MasTec, Inc.*	2,545	297,027
Kirby Corp.*	2,879	290,808
Eagle Materials, Inc.	1,238	274,749
Clean Harbors, Inc.*	1,361	268,253
TopBuild Corp.*	730	222,614
Esab Corp.	1,907	222,165
Curtiss-Wright Corp.	649	205,908
Acuity, Inc.	776	204,360
Applied Industrial Technologies, Inc.	906	204,158
Knife River Corp.*	2,185	197,109
Woodward, Inc.	1,078	196,724
Mueller Industries, Inc.	2,286	174,056
BWX Technologies, Inc.	1,757	173,328
Fabrinet*	852	168,279
Belden, Inc.	1,673	167,718
Owens Corning	1,154	164,814
nVent Electric plc	3,116	163,341
Tetra Tech, Inc.	5,299	154,996
Carlisle Companies, Inc.	419	142,669
Saia, Inc.*	348	121,601
Louisiana-Pacific Corp.	1,285	118,194
Coherent Corp.*	1,774	115,204
Total Industrial		6,030,124

Consumer, Cyclical - 15.2%
Planet Fitness, Inc. — Class A*	4,013	387,696
Texas Roadhouse, Inc. — Class A	2,165	360,754
Hyatt Hotels Corp. — Class A	2,608	319,480
Alaska Air Group, Inc.*	6,440	316,977
American Airlines Group, Inc.*	27,334	288,374
Hilton Grand Vacations, Inc.*	7,687	287,571
Murphy USA, Inc.	600	281,886
Toll Brothers, Inc.	2,534	267,565
Travel + Leisure Co.	5,457	252,605
Wingstop, Inc.	1,103	248,815
Abercrombie & Fitch Co. — Class A*	3,199	244,307
Crocs, Inc.*	1,986	210,913
Churchill Downs, Inc.	1,861	206,701
Choice Hotels International, Inc.	1,071	142,207
Total Consumer, Cyclical		3,815,851

Financial - 11.7%
RenaissanceRe Holdings Ltd.	1,768	424,320
Kinsale Capital Group, Inc.	797	387,908
Hamilton Lane, Inc. — Class A	2,540	377,622
Interactive Brokers Group, Inc. — Class A	2,251	372,743
Ryan Specialty Holdings, Inc.	4,390	324,289
Western Alliance Bancorporation	3,614	277,663
East West Bancorp, Inc.	2,955	265,241
SLM Corp.	6,648	195,252
Equitable Holdings, Inc.	3,662	190,754
Houlihan Lokey, Inc.	801	129,361
Total Financial		2,945,153

Technology - 8.9%
Guidewire Software, Inc.*	1,929	361,418
ExlService Holdings, Inc.*	7,633	360,354
Appfolio, Inc. — Class A*	1,356	298,184
CommVault Systems, Inc.*	1,749	275,922
DocuSign, Inc.*	3,373	274,562
Doximity, Inc. — Class A*	3,921	227,536
Parsons Corp.*	3,277	194,031
Dynatrace, Inc.*	2,926	137,961
Manhattan Associates, Inc.*	613	106,074
Total Technology		2,236,042

Energy - 6.3%
Valaris Ltd.*	12,773	501,468
Permian Resources Corp.	24,069	333,356
Viper Energy, Inc.	6,532	294,920
CNX Resources Corp.*	7,919	249,290
DT Midstream, Inc.	2,109	203,476
Total Energy		1,582,510

Basic Materials - 3.4%
Carpenter Technology Corp.	2,998	543,178
ATI, Inc.*	5,684	295,738
Total Basic Materials		838,916

280 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (concluded)	March 31, 2025
S&P MIDCAP 400® PURE GROWTH FUND

	Shares	Value
Communications - 3.0%
Hims & Hers Health, Inc.*	16,069	$474,839
Chewy, Inc. — Class A*	8,420	273,734
Total Communications		748,573

Total Common Stocks
(Cost $24,369,905)		25,135,012

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.3%
J.P. Morgan Securities LLC issued 03/31/25 at 4.36% due 04/01/25	$49,439	49,439
BofA Securities, Inc. issued 03/31/25 at 4.35% due 04/01/25	37,889	37,889
Total Repurchase Agreements
(Cost $87,328)		87,328

SECURITIES LENDING COLLATERAL†,3 - 1.3%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.27%[4]	326,970	326,970
Total Securities Lending Collateral
(Cost $326,970)		326,970

Total Investments - 101.7%
(Cost $24,784,203)		$25,549,310
Other Assets & Liabilities, net - (1.7)%		(422,585)
Total Net Assets - 100.0%		$25,126,725

*	Non-income producing security.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at March 31, 2025 — See Note 7.
[2]	Repurchase Agreements — See Note 6.
[3]	Securities lending collateral — See Note 7.
[4]	Rate indicated is the 7-day yield as of March 31, 2025.
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$25,135,012	$—	$—	$25,135,012
Repurchase Agreements	—	87,328	—	87,328
Securities Lending Collateral	326,970	—	—	326,970
Total Assets	$25,461,982	$87,328	$—	$25,549,310

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 281

S&P MIDCAP 400® PURE GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2025

Assets:
Investments, at value - including $308,864 of securities loaned (cost $24,696,875)	$25,461,982
Repurchase agreements, at value (cost $87,328)	87,328
Cash	758
Receivables:
Dividends	8,022
Fund shares sold	550
Foreign tax reclaims	462
Securities lending income	35
Interest	11
Total assets	25,559,148

Liabilities:
Payable for:
Return of securities lending collateral	326,970
Fund shares redeemed	41,336
Management fees	15,775
Transfer agent fees	11,008
Distribution and service fees	5,374
Portfolio accounting and administration fees	2,156
Trustees’ fees*	314
Miscellaneous	29,490
Total liabilities	432,423
Net assets	$25,126,725

Net assets consist of:
Paid in capital	$24,928,608
Total distributable earnings (loss)	198,117
Net assets	$25,126,725
Class A:
Net assets	$6,461,309
Capital shares outstanding	145,069
Net asset value per share	$44.54
Maximum offering price per share (Net asset value divided by 95.25%)	$46.76
Class C:
Net assets	$175,720
Capital shares outstanding	5,433
Net asset value per share	$32.34
Class H:
Net assets	$18,489,696
Capital shares outstanding	414,539
Net asset value per share	$44.60

STATEMENT OF OPERATIONS
Year Ended March 31, 2025

Investment Income:
Dividends (net of foreign withholding tax of $484)	$310,315
Interest	12,380
Income from securities lending, net	289
Total investment income	322,984

Expenses:
Management fees	330,773
Distribution and service fees:
Class A	20,388
Class C	4,002
Class H	88,869
Transfer agent fees	92,691
Portfolio accounting and administration fees	67,284
Registration fees	48,415
Professional fees	28,486
Custodian fees	5,973
Trustees’ fees*	5,347
Line of credit fees	200
Miscellaneous	5,094
Total expenses	697,522
Less:
Expenses reimbursed by Adviser	(22,034)
Net expenses	675,488
Net investment loss	(352,504)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	3,337,266
Net realized gain	3,337,266
Net change in unrealized appreciation (depreciation) on:
Investments	(12,716,976)
Net change in unrealized appreciation (depreciation)	(12,716,976)
Net realized and unrealized loss	(9,379,710)
Net decrease in net assets resulting from operations	$(9,732,214)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

282 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P MIDCAP 400® PURE GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended March 31, 2025	Year Ended March 31, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(352,504)	$(133,163)
Net realized gain on investments	3,337,266	7,559,420
Net change in unrealized appreciation (depreciation) on investments	(12,716,976)	10,648,798
Net increase (decrease) in net assets resulting from operations	(9,732,214)	18,075,055

Distributions to shareholders:
Class A	(1,061,081)	—
Class C	(46,264)	—
Class H	(3,118,586)	—
Total distributions to shareholders	(4,225,931)	—

Capital share transactions:
Proceeds from sale of shares
Class A	1,082,201	2,098,799
Class C	329,317	902,792
Class H	356,524,051	512,967,320
Distributions reinvested
Class A	1,040,995	—
Class C	43,313	—
Class H	3,065,800	—
Cost of shares redeemed
Class A	(2,908,565)	(1,479,340)
Class C	(861,886)	(1,543,282)
Class H	(543,306,886)	(334,724,356)
Net increase (decrease) from capital share transactions	(184,991,660)	178,221,933
Net increase (decrease) in net assets	(198,949,805)	196,296,988

Net assets:
Beginning of year	224,076,530	27,779,542
End of year	$25,126,725	$224,076,530

Capital share activity:
Shares sold
Class A	19,284	43,587
Class C	7,826	23,765
Class H	6,217,548	9,671,323
Shares issued from reinvestment of distributions
Class A	19,791	—
Class C	1,131	—
Class H	58,197	—
Shares redeemed
Class A	(53,108)	(30,814)
Class C	(20,333)	(43,388)
Class H	(9,459,708)	(6,541,026)
Net increase (decrease) in shares	(3,209,372)	3,123,447

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 283

S&P MIDCAP 400® PURE GROWTH FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class A	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$59.38	$43.18	$53.47	$64.65	$33.77
Income (loss) from investment operations:
Net investment income (loss)[a]	(.42)	(.16)	(.18)	(.69)	(.57)
Net gain (loss) on investments (realized and unrealized)	(6.92)	16.36	(5.43)	(3.86)	32.09
Total from investment operations	(7.34)	16.20	(5.61)	(4.55)	31.52
Less distributions from:
Net realized gains	(7.50)	—	(4.68)	(6.63)	(.64)
Total distributions	(7.50)	—	(4.68)	(6.63)	(.64)
Net asset value, end of period	$44.54	$59.38	$43.18	$53.47	$64.65

Total Return[b]	(14.29%)	37.52%	(10.32%)	(8.07%)	93.55%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6,461	$9,447	$6,319	$7,895	$11,272
Ratios to average net assets:
Net investment income (loss)	(0.77%)	(0.34%)	(0.39%)	(1.09%)	(1.08%)
Total expenses	1.59%	1.59%	1.55%	1.51%	1.59%
Net expenses[c]	1.54%	1.55%	1.55%	1.51%	1.59%
Portfolio turnover rate	716%	570%	372%	125%	407%

Class C	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$45.47	$33.32	$42.78	$53.41	$28.17
Income (loss) from investment operations:
Net investment income (loss)[a]	(.64)	(.41)	(.43)	(.96)	(.78)
Net gain (loss) on investments (realized and unrealized)	(4.99)	12.56	(4.35)	(3.04)	26.66
Total from investment operations	(5.63)	12.15	(4.78)	(4.00)	25.88
Less distributions from:
Net realized gains	(7.50)	—	(4.68)	(6.63)	(.64)
Total distributions	(7.50)	—	(4.68)	(6.63)	(.64)
Net asset value, end of period	$32.34	$45.47	$33.32	$42.78	$53.41

Total Return[b]	(14.91%)	36.46%	(11.00%)	(8.76%)	92.12%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$176	$764	$1,214	$2,023	$4,005
Ratios to average net assets:
Net investment income (loss)	(1.52%)	(1.15%)	(1.16%)	(1.85%)	(1.82%)
Total expenses	2.33%	2.33%	2.30%	2.26%	2.35%
Net expenses[c]	2.28%	2.30%	2.30%	2.26%	2.35%
Portfolio turnover rate	716%	570%	372%	125%	407%

284 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P MIDCAP 400® PURE GROWTH FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class H	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$59.43	$43.24	$53.54	$64.74	$33.82
Income (loss) from investment operations:
Net investment income (loss)[a]	(.45)	(.13)	(.17)	(.70)	(.56)
Net gain (loss) on investments (realized and unrealized)	(6.88)	16.32	(5.45)	(3.87)	32.12
Total from investment operations	(7.33)	16.19	(5.62)	(4.57)	31.56
Less distributions from:
Net realized gains	(7.50)	—	(4.68)	(6.63)	(.64)
Total distributions	(7.50)	—	(4.68)	(6.63)	(.64)
Net asset value, end of period	$44.60	$59.43	$43.24	$53.54	$64.74

Total Return	(14.27%)	37.44%	(10.32%)	(8.09%)	93.53%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$18,490	$213,865	$20,247	$29,225	$50,599
Ratios to average net assets:
Net investment income (loss)	(0.80%)	(0.26%)	(0.36%)	(1.10%)	(1.06%)
Total expenses	1.57%	1.57%	1.55%	1.51%	1.59%
Net expenses[c]	1.52%	1.53%	1.55%	1.51%	1.59%
Portfolio turnover rate	716%	570%	372%	125%	407%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]	Total return does not reflect the impact of any applicable sales charges.
[c]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 285

SCHEDULE OF INVESTMENTS	March 31, 2025
S&P MIDCAP 400® PURE VALUE FUND

	Shares	Value
COMMON STOCKS† - 99.5%

Consumer, Cyclical - 25.8%
Goodyear Tire & Rubber Co.*	19,847	$183,386
Lear Corp.	1,666	146,975
Macy’s, Inc.	10,365	130,184
Nordstrom, Inc.	4,636	113,350
Lithia Motors, Inc. — Class A	379	111,252
AutoNation, Inc.*	653	105,734
Penske Automotive Group, Inc.	684	98,482
Whirlpool Corp.	987	88,958
WESCO International, Inc.	418	64,916
Thor Industries, Inc.	787	59,663
Harley-Davidson, Inc.	2,303	58,151
Taylor Morrison Home Corp. — Class A*	899	53,976
PVH Corp.	826	53,393
Capri Holdings Ltd.*	2,521	49,739
Visteon Corp.*	604	46,882
Gap, Inc.	2,067	42,601
Polaris, Inc.	995	40,735
Marriott Vacations Worldwide Corp.	513	32,955
Aramark	937	32,345
Under Armour, Inc. — Class A*	2,262	14,138
Under Armour, Inc. — Class C*	1,574	9,365
Total Consumer, Cyclical		1,537,180

Industrial - 15.2%
Avnet, Inc.	3,411	164,035
Arrow Electronics, Inc.*	1,416	147,023
TD SYNNEX Corp.	1,303	135,460
AGCO Corp.	671	62,115
Greif, Inc. — Class A	1,103	60,654
Oshkosh Corp.	597	56,166
CNH Industrial N.V.	4,315	52,988
Berry Global Group, Inc.	725	50,612
Terex Corp.	1,154	43,598
Sonoco Products Co.	879	41,524
Flex Ltd.*	1,149	38,009
Knight-Swift Transportation Holdings, Inc.	723	31,443
Fluor Corp.*	626	22,423
Total Industrial		906,050

Financial - 14.8%
Brighthouse Financial, Inc.*	2,006	116,328
Reinsurance Group of America, Inc. — Class A	368	72,459
Unum Group	783	63,783
Valley National Bancorp	6,968	61,945
Ally Financial, Inc.	1,688	61,562
CNO Financial Group, Inc.	1,343	55,936
Associated Banc-Corp.	2,028	45,691
Old Republic International Corp.	1,143	44,828
Kemper Corp.	663	44,322
Kilroy Realty Corp. REIT	1,349	44,193
Essent Group Ltd.	721	41,616
FNB Corp.	3,065	41,224
First American Financial Corp.	616	40,428
Bank OZK	919	39,931
Hanover Insurance Group, Inc.	223	38,791
Starwood Property Trust, Inc. REIT	1,745	34,499
Prosperity Bancshares, Inc.	435	31,046
Total Financial		878,582

Consumer, Non-cyclical - 14.2%
ManpowerGroup, Inc.	2,378	137,639
Albertsons Companies, Inc. — Class A	4,678	102,869
Perrigo Company plc	3,528	98,925
Performance Food Group Co.*	1,201	94,434
Graham Holdings Co. — Class B	93	89,360
Avis Budget Group, Inc.*	838	63,604
US Foods Holding Corp.*	934	61,140
Insperity, Inc.	520	46,399
Acadia Healthcare Company, Inc.*	1,488	45,116
Darling Ingredients, Inc.*	1,300	40,612
GXO Logistics, Inc.*	946	36,970
Coty, Inc. — Class A*	5,369	29,369
Total Consumer, Non-cyclical		846,437

Energy - 11.9%
HF Sinclair Corp.	5,156	169,530
PBF Energy, Inc. — Class A	6,595	125,899
NOV, Inc.	7,060	107,453
Civitas Resources, Inc.	2,416	84,294
Chord Energy Corp.	709	79,918
Murphy Oil Corp.	2,602	73,897
Ovintiv, Inc.	1,560	66,768
Total Energy		707,759

Basic Materials - 6.6%
United States Steel Corp.	4,127	174,407
Cleveland-Cliffs, Inc.*	15,416	126,720
Commercial Metals Co.	829	38,142
Ashland, Inc.	538	31,898
Olin Corp.	930	22,543
Total Basic Materials		393,710

Technology - 6.5%
Concentrix Corp.	4,942	274,973
BILL Holdings, Inc.*	995	45,660
Maximus, Inc.	475	32,390
Amkor Technology, Inc.	1,760	31,786
Total Technology		384,809

Utilities - 4.5%
UGI Corp.	1,903	62,932
Northwestern Energy Group, Inc.	797	46,122
Spire, Inc.	542	42,412
Portland General Electric Co.	928	41,389
Southwest Gas Holdings, Inc.	524	37,623
Black Hills Corp.	567	34,389
Total Utilities		264,867

Total Common Stocks
(Cost $5,361,946)		5,919,394

286 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (concluded)	March 31, 2025
S&P MIDCAP 400® PURE VALUE FUND

	Face Amount	Value
REPURCHASE AGREEMENTS††,1 - 0.7%
J.P. Morgan Securities LLC issued 03/31/25 at 4.36% due 04/01/25	$22,031	$22,031
BofA Securities, Inc. issued 03/31/25 at 4.35% due 04/01/25	16,884	16,884
Total Repurchase Agreements
(Cost $38,915)		38,915

Total Investments - 100.2%
(Cost $5,400,861)		$5,958,309
Other Assets & Liabilities, net - (0.2)%		(12,819)
Total Net Assets - 100.0%		$5,945,490

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreements — See Note 6.
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$5,919,394	$—	$—	$5,919,394
Repurchase Agreements	—	38,915	—	38,915
Total Assets	$5,919,394	$38,915	$—	$5,958,309

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 287

S&P MIDCAP 400® PURE VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2025

Assets:
Investments, at value (cost $5,361,946)	$5,919,394
Repurchase agreements, at value (cost $38,915)	38,915
Receivables:
Dividends	6,802
Fund shares sold	2,344
Interest	5
Total assets	5,967,460

Liabilities:
Payable for:
Transfer agent fees	4,536
Management fees	3,450
Professional fees	2,805
Printing fees	2,035
Licensing fees	1,553
Registration fees	1,472
Distribution and service fees	1,240
Portfolio accounting and administration fees	472
Trustees’ fees*	191
Fund shares redeemed	35
Miscellaneous	4,181
Total liabilities	21,970
Net assets	$5,945,490

Net assets consist of:
Paid in capital	$6,157,745
Total distributable earnings (loss)	(212,255)
Net assets	$5,945,490
Class A:
Net assets	$1,992,724
Capital shares outstanding	28,994
Net asset value per share	$68.73
Maximum offering price per share (Net asset value divided by 95.25%)	$72.16
Class C:
Net assets	$149,432
Capital shares outstanding	2,734
Net asset value per share	$54.66
Class H:
Net assets	$3,803,334
Capital shares outstanding	55,427
Net asset value per share	$68.62

STATEMENT OF OPERATIONS
Year Ended March 31, 2025

Investment Income:
Dividends	$175,499
Interest	3,107
Income from securities lending, net	61
Total investment income	178,667

Expenses:
Management fees	74,005
Distribution and service fees
Class A	4,856
Class C	2,757
Class H	19,123
Transfer agent fees	22,105
Portfolio accounting and administration fees	15,052
Registration fees	12,626
Professional fees	4,673
Custodian fees	1,449
Trustees’ fees*	1,013
Line of credit fees	53
Miscellaneous	2,854
Total expenses	160,566
Less:
Expenses reimbursed by Adviser	(4,931)
Net expenses	155,635
Net investment income	23,032

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(489,367)
Net realized loss	(489,367)
Net change in unrealized appreciation (depreciation) on:
Investments	(661,321)
Net change in unrealized appreciation (depreciation)	(661,321)
Net realized and unrealized loss	(1,150,688)
Net decrease in net assets resulting from operations	$(1,127,656)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

288 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P MIDCAP 400® PURE VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended March 31, 2025	Year Ended March 31, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$23,032	$(2,398)
Net realized gain (loss) on investments	(489,367)	5,688,107
Net change in unrealized appreciation (depreciation) on investments	(661,321)	(41,440)
Net increase (decrease) in net assets resulting from operations	(1,127,656)	5,644,269

Distributions to shareholders:
Class A	(148,965)	(6,522)
Class C	(24,013)	(1,618)
Class H	(510,807)	(183,212)
Total distributions to shareholders	(683,785)	(191,352)

Capital share transactions:
Proceeds from sale of shares
Class A	1,545,927	1,437,937
Class C	256,794	500,148
Class H	264,655,856	89,083,027
Distributions reinvested
Class A	148,338	6,510
Class C	20,887	1,605
Class H	504,414	182,867
Cost of shares redeemed
Class A	(1,194,037)	(2,231,565)
Class C	(420,920)	(1,962,755)
Class H	(264,107,166)	(97,881,236)
Net increase (decrease) from capital share transactions	1,410,093	(10,863,462)
Net decrease in net assets	(401,348)	(5,410,545)

Net assets:
Beginning of year	6,346,838	11,757,383
End of year	$5,945,490	$6,346,838

Capital share activity:
Shares sold
Class A	20,661	20,945
Class C	4,173	8,752
Class H	3,438,555	1,337,752
Shares issued from reinvestment of distributions
Class A	1,946	95
Class C	344	29
Class H	6,627	2,666
Shares redeemed
Class A	(16,135)	(35,465)
Class C	(7,043)	(39,052)
Class H	(3,446,097)	(1,412,035)
Net increase (decrease) in shares	3,031	(116,313)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 289

S&P MIDCAP 400® PURE VALUE FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class A	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$76.40	$60.65	$70.65	$70.16	$30.53
Income (loss) from investment operations:
Net investment income (loss)[a]	.35	.04	.49	.40	.20
Net gain (loss) on investments (realized and unrealized)	(3.24)	16.00	(1.88)	4.22	39.45
Total from investment operations	(2.89)	16.04	(1.39)	4.62	39.65
Less distributions from:
Net investment income	—	(.29)	(.08)	(.86)	(.02)
Net realized gains	(4.78)	—	(8.53)	(3.27)	—
Total distributions	(4.78)	(.29)	(8.61)	(4.13)	(.02)
Net asset value, end of period	$68.73	$76.40	$60.65	$70.65	$70.16

Total Return[b]	(4.39%)	26.51%	(1.32%)	6.67%	129.91%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,993	$1,721	$2,241	$1,400	$1,868
Ratios to average net assets:
Net investment income (loss)	0.46	0.07%	0.75%	0.55%	0.41%
Total expenses	1.60%	1.59%	1.55%	1.51%	1.59%
Net expenses[c]	1.55%	1.55%	1.55%	1.51%	1.59%
Portfolio turnover rate	3,996%	868%	1,064%	252%	454%

Class C	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$62.15	$49.75	$60.04	$60.66	$26.59
Income (loss) from investment operations:
Net investment income (loss)[a]	(.24)	(.40)	(.02)	(.13)	(.13)
Net gain (loss) on investments (realized and unrealized)	(2.47)	13.09	(1.66)	3.64	34.22
Total from investment operations	(2.71)	12.69	(1.68)	3.51	34.09
Less distributions from:
Net investment income	—	(.29)	(.08)	(.86)	(.02)
Net realized gains	(4.78)	—	(8.53)	(3.27)	—
Total distributions	(4.78)	(.29)	(8.61)	(4.13)	(.02)
Net asset value, end of period	$54.66	$62.15	$49.75	$60.04	$60.66

Total Return[b]	(5.11%)	25.58%	(2.06%)	5.86%	128.24%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$149	$327	$1,768	$493	$1,690
Ratios to average net assets:
Net investment income (loss)	(0.39%)	(0.77%)	(0.03%)	(0.21%)	(0.30%)
Total expenses	2.34%	2.33%	2.30%	2.26%	2.34%
Net expenses[c]	2.29%	2.31%	2.30%	2.26%	2.34%
Portfolio turnover rate	3,996%	868%	1,064%	252%	454%

290 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P MIDCAP 400® PURE VALUE FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class H	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$76.31	$60.56	$70.54	$70.05	$30.48
Income (loss) from investment operations:
Net investment income (loss)[a]	.15	—	.49	.35	.31
Net gain (loss) on investments (realized and unrealized)	(3.06)	16.04	(1.86)	4.27	39.28
Total from investment operations	(2.91)	16.04	(1.37)	4.62	39.59
Less distributions from:
Net investment income	—	(.29)	(.08)	(.86)	(.02)
Net realized gains	(4.78)	—	(8.53)	(3.27)	—
Total distributions	(4.78)	(.29)	(8.61)	(4.13)	(.02)
Net asset value, end of period	$68.62	$76.31	$60.56	$70.54	$70.05

Total Return	(4.43%)	26.57%	(1.30%)	6.68%	129.92%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,803	$4,299	$7,749	$28,139	$154,269
Ratios to average net assets:
Net investment income (loss)	0.20%	0.01%	0.74%	0.48%	0.51%
Total expenses	1.61%	1.59%	1.55%	1.51%	1.54%
Net expenses[c]	1.56%	1.55%	1.55%	1.51%	1.54%
Portfolio turnover rate	3,996%	868%	1,064%	252%	454%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]	Total return does not reflect the impact of any applicable sales charges.
[c]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 291

SCHEDULE OF INVESTMENTS	March 31, 2025
S&P SMALLCAP 600® PURE GROWTH FUND

	Shares	Value
COMMON STOCKS† - 99.7%

Consumer, Non-cyclical - 30.2%
Corcept Therapeutics, Inc.*	831	$94,917
TG Therapeutics, Inc.*	1,658	65,375
Protagonist Therapeutics, Inc.*	1,324	64,028
ADMA Biologics, Inc.*	2,619	51,961
Krystal Biotech, Inc.*	270	48,681
Chefs’ Warehouse, Inc.*	872	47,489
Adtalem Global Education, Inc.*	456	45,892
Catalyst Pharmaceuticals, Inc.*	1,791	43,432
Cal-Maine Foods, Inc.	470	42,723
UFP Technologies, Inc.*	163	32,879
Harmony Biosciences Holdings, Inc.*	862	28,610
ICU Medical, Inc.*	201	27,911
Stride, Inc.*	214	27,071
TransMedics Group, Inc.*	401	26,979
CorVel Corp.*	230	25,753
Inspire Medical Systems, Inc.*	161	25,644
Collegium Pharmaceutical, Inc.*	846	25,253
Astrana Health, Inc.*	747	23,164
LeMaitre Vascular, Inc.	268	22,485
Phibro Animal Health Corp. — Class A	970	20,719
BioLife Solutions, Inc.*	847	19,346
Verra Mobility Corp.*	828	18,638
Integer Holdings Corp.*	150	17,702
ANI Pharmaceuticals, Inc.*	250	16,737
GEO Group, Inc.*	573	16,737
Vericel Corp.*	367	16,376
PROG Holdings, Inc.	549	14,604
Artivion, Inc.*	569	13,986
Glaukos Corp.*	139	13,680
Inter Parfums, Inc.	94	10,704
Arcus Biosciences, Inc.*	1,351	10,605
RadNet, Inc.*	205	10,193
Payoneer Global, Inc.*	1,284	9,386
Ligand Pharmaceuticals, Inc.*,†††	107	—
Ligand Pharmaceuticals, Inc.*,†††	107	—
Total Consumer, Non-cyclical		979,660

Financial - 20.5%
Palomar Holdings, Inc.*	442	60,589
Axos Financial, Inc.*	588	37,938
Acadian Asset Management, Inc.	1,401	36,230
HCI Group, Inc.	238	35,517
Enova International, Inc.*	362	34,955
Pathward Financial, Inc.	450	32,828
Trupanion, Inc.*	804	29,965
DiamondRock Hospitality Co. REIT	3,443	26,580
Bancorp, Inc.*	498	26,314
Goosehead Insurance, Inc. — Class A	219	25,855
MARA Holdings, Inc.*	2,193	25,219
Mercury General Corp.	420	23,478
Preferred Bank/Los Angeles CA	271	22,672
Xenia Hotels & Resorts, Inc. REIT	1,920	22,579
PJT Partners, Inc. — Class A	162	22,336
Ryman Hospitality Properties, Inc. REIT	243	22,220
Sunstone Hotel Investors, Inc. REIT	2,353	22,142
WisdomTree, Inc.	2,392	21,337
NMI Holdings, Inc. — Class A*	482	17,376
Cleanspark, Inc.*	2,473	16,619
ServisFirst Bancshares, Inc.	191	15,777
Virtu Financial, Inc. — Class A	404	15,400
Essential Properties Realty Trust, Inc. REIT	444	14,492
NexPoint Residential Trust, Inc. REIT	310	12,254
Outfront Media, Inc. REIT	750	12,105
Curbline Properties Corp. REIT	483	11,684
City Holding Co.	89	10,455
BancFirst Corp.	89	9,778
Total Financial		664,694

Industrial - 18.2%
DXP Enterprises, Inc.*	619	50,919
AZZ, Inc.	509	42,557
Greenbrier Companies, Inc.	712	36,469
Powell Industries, Inc.	190	32,363
Trinity Industries, Inc.	1,064	29,856
Cactus, Inc. — Class A	630	28,873
SPX Technologies, Inc.*	223	28,718
Dycom Industries, Inc.*	178	27,117
Armstrong World Industries, Inc.	192	27,049
CSW Industrials, Inc.	89	25,945
Zurn Elkay Water Solutions Corp.	784	25,856
Griffon Corp.	283	20,234
Granite Construction, Inc.	266	20,056
Badger Meter, Inc.	103	19,595
Enerpac Tool Group Corp.	408	18,303
ESCO Technologies, Inc.	115	18,299
Mueller Water Products, Inc. — Class A	714	18,150
OSI Systems, Inc.*	91	17,685
Itron, Inc.*	159	16,657
Kadant, Inc.	48	16,172
Apogee Enterprises, Inc.	318	14,733
AeroVironment, Inc.*	123	14,661
Federal Signal Corp.	192	14,121
Frontdoor, Inc.*	330	12,679
Moog, Inc. — Class A	72	12,481
Total Industrial		589,548

Consumer, Cyclical - 16.8%
Cinemark Holdings, Inc.	1,764	43,906
Freshpet, Inc.*	431	35,846
Cavco Industries, Inc.*	67	34,815
Brinker International, Inc.*	222	33,089
Dorman Products, Inc.*	271	32,667
SkyWest, Inc.*	367	32,065
OPENLANE, Inc.*	1,568	30,231
Green Brick Partners, Inc.*	514	29,971
Pursuit Attractions and Hospitality, Inc.*	826	29,232
Sabre Corp.*	9,566	26,880
Madison Square Garden Sports Corp. — Class A*	138	26,871
Shake Shack, Inc. — Class A*	296	26,098
Dream Finders Homes, Inc. — Class A*	1,084	24,455
Six Flags Entertainment Corp.*	613	21,866

292 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	March 31, 2025
S&P SMALLCAP 600® PURE GROWTH FUND

	Shares	Value
Boot Barn Holdings, Inc.*	201	$21,594
Installed Building Products, Inc.	121	20,747
Interface, Inc. — Class A	876	17,380
Champion Homes, Inc.*	159	15,067
Monarch Casino & Resort, Inc.	164	12,751
Dave & Buster’s Entertainment, Inc.*	719	12,633
Kontoor Brands, Inc.	134	8,593
XPEL, Inc.*	264	7,756
Total Consumer, Cyclical		544,513

Energy - 4.5%
Atlas Energy Solutions, Inc.[1]	1,477	26,350
Archrock, Inc.	918	24,088
Core Natural Resources, Inc.	283	21,819
Warrior Met Coal, Inc.	448	21,379
Northern Oil & Gas, Inc.	675	20,405
Tidewater, Inc.*	430	18,176
Oceaneering International, Inc.*	621	13,544
Total Energy		145,761

Technology - 4.1%
ACI Worldwide, Inc.*	550	30,090
Clear Secure, Inc. — Class A	1,023	26,506
Impinj, Inc.*	260	23,582
DigitalOcean Holdings, Inc.*	445	14,859
Agilysys, Inc.*	181	13,130
Box, Inc. — Class A*	385	11,881
SPS Commerce, Inc.*	61	8,096
Semtech Corp.*	204	7,018
Total Technology		135,162

Communications - 3.2%
InterDigital, Inc.	264	54,582
QuinStreet, Inc.*	1,096	19,553
Cogent Communications Holdings, Inc.	249	15,266
Cargurus, Inc.*	464	13,516
Total Communications		102,917

Basic Materials - 2.2%
Century Aluminum Co.*	1,363	25,297
Hawkins, Inc.	227	24,044
Sylvamo Corp.	321	21,530
Total Basic Materials		70,871

Total Common Stocks
(Cost $2,825,445)		3,233,126

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.7%
J.P. Morgan Securities LLC issued 03/31/25 at 4.36% due 04/01/25	$12,445	12,445
BofA Securities, Inc. issued 03/31/25 at 4.35% due 04/01/25	9,537	9,537
Total Repurchase Agreements
(Cost $21,982)		21,982

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.6%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.27%[4]	20,203	20,203
Total Securities Lending Collateral
(Cost $20,203)		20,203

Total Investments - 101.0%
(Cost $2,867,630)		$3,275,311
Other Assets & Liabilities, net - (1.0)%		(31,176)
Total Net Assets - 100.0%		$3,244,135

*	Non-income producing security.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at March 31, 2025 — See Note 7.
[2]	Repurchase Agreements — See Note 6.
[3]	Securities lending collateral — See Note 7.
[4]	Rate indicated is the 7-day yield as of March 31, 2025.
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 293

SCHEDULE OF INVESTMENTS (concluded)	March 31, 2025
S&P SMALLCAP 600® PURE GROWTH FUND

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$3,233,126	$—	$—	*	$3,233,126
Repurchase Agreements	—	21,982	—		21,982
Securities Lending Collateral	20,203	—	—		20,203
Total Assets	$3,253,329	$21,982	$—		$3,275,311

*	Security has a market value of $0.

294 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P SMALLCAP 600® PURE GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2025

Assets:
Investments, at value - including $19,749 of securities loaned (cost $2,845,648)	$3,253,329
Repurchase agreements, at value (cost $21,982)	21,982
Receivables:
Fund shares sold	3,232
Dividends	1,651
Securities lending income	8
Interest	3
Total assets	3,280,205

Liabilities:
Payable for:
Return of securities lending collateral	20,203
Transfer agent fees	3,288
Management fees	1,898
Professional fees	995
Licensing fees	956
Distribution and service fees	670
Printing fees	570
Portfolio accounting and administration fees	259
Trustees’ fees*	112
Miscellaneous	7,119
Total liabilities	36,070
Net assets	$3,244,135

Net assets consist of:
Paid in capital	$6,262,880
Total distributable earnings (loss)	(3,018,745)
Net assets	$3,244,135
Class A:
Net assets	$958,979
Capital shares outstanding	20,022
Net asset value per share	$47.90
Maximum offering price per share (Net asset value divided by 95.25%)	$50.29
Class C:
Net assets	$40,725
Capital shares outstanding	1,124
Net asset value per share	$36.23
Class H:
Net assets	$2,244,431
Capital shares outstanding	46,935
Net asset value per share	$47.82

STATEMENT OF OPERATIONS
Year Ended March 31, 2025

Investment Income:
Dividends (net of foreign withholding tax of $209)	$135,335
Interest	3,834
Income from securities lending, net	176
Total investment income	139,345

Expenses:
Management fees	89,025
Distribution and service fees:
Class A	2,725
Class C	2,232
Class H	26,392
Transfer agent fees	26,498
Portfolio accounting and administration fees	18,108
Registration fees	11,203
Professional fees	3,456
Custodian fees	1,718
Trustees’ fees*	1,075
Line of credit fees	68
Miscellaneous	9,608
Total expenses	192,108
Less:
Expenses reimbursed by Adviser	(5,932)
Net expenses	186,176
Net investment loss	(46,831)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(3,269,964)
Net realized loss	(3,269,964)
Net change in unrealized appreciation (depreciation) on:
Investments	(343,874)
Net change in unrealized appreciation (depreciation)	(343,874)
Net realized and unrealized loss	(3,613,838)
Net decrease in net assets resulting from operations	$(3,660,669)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 295

S&P SMALLCAP 600® PURE GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended March 31, 2025	Year Ended March 31, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$(46,831)	$966
Net realized gain (loss) on investments	(3,269,964)	948,891
Net change in unrealized appreciation (depreciation) on investments	(343,874)	409,946
Net increase (decrease) in net assets resulting from operations	(3,660,669)	1,359,803

Distributions to shareholders:
Class A	(94,860)	—
Class C	(19,501)	—
Class H	(260,296)	—
Total distributions to shareholders	(374,657)	—

Capital share transactions:
Proceeds from sale of shares
Class A	1,392,943	977,493
Class C	408,424	488,130
Class H	350,976,377	40,031,434
Distributions reinvested
Class A	91,158	—
Class C	17,244	—
Class H	253,278	—
Cost of shares redeemed
Class A	(1,393,245)	(1,067,226)
Class C	(663,558)	(489,574)
Class H	(347,849,282)	(41,880,234)
Net increase (decrease) from capital share transactions	3,233,339	(1,939,977)
Net decrease in net assets	(801,987)	(580,174)

Net assets:
Beginning of year	4,046,122	4,626,296
End of year	$3,244,135	$4,046,122

Capital share activity:
Shares sold
Class A	25,198	19,522
Class C	9,233	12,418
Class H	6,447,990	859,211
Shares issued from reinvestment of distributions
Class A	1,668	—
Class C	416	—
Class H	4,645	—
Shares redeemed
Class A	(25,912)	(21,633)
Class C	(16,043)	(12,751)
Class H	(6,453,879)	(887,163)
Net decrease in shares	(6,684)	(30,396)

296 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P SMALLCAP 600® PURE GROWTH FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class A	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$55.36	$44.74	$53.16	$89.23	$43.85
Income (loss) from investment operations:
Net investment income (loss)[a]	(.15)	(.02)	.13	(.70)	(.62)
Net gain (loss) on investments (realized and unrealized)	(1.71)	10.64	(8.55)[d]	(5.41)	46.00
Total from investment operations	(1.86)	10.62	(8.42)	(6.11)	45.38
Less distributions from:
Net investment income	(.02)	—	—	—	—
Net realized gains	(5.58)	—	—	(29.96)	—
Total distributions	(5.60)	—	—	(29.96)	—
Net asset value, end of period	$47.90	$55.36	$44.74	$53.16	$89.23

Total Return[b]	(4.62%)	23.74%	(15.84%)	(11.08%)	103.49%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$959	$1,056	$948	$1,406	$3,448
Ratios to average net assets:
Net investment income (loss)	(0.28%)	(0.05%)	0.29%	(0.88%)	(0.86%)
Total expenses	1.60%	1.59%	1.55%	1.51%	1.58%
Net expenses[c]	1.55%	1.55%	1.55%	1.51%	1.58%
Portfolio turnover rate	3,105%	942%	812%	707%	752%

Class C	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$43.46	$35.39	$42.35	$77.59	$38.41
Income (loss) from investment operations:
Net investment income (loss)[a]	(.41)	(.31)	(.20)	(1.17)	(.96)
Net gain (loss) on investments (realized and unrealized)	(1.22)	8.38	(6.76)[d]	(4.11)	40.14
Total from investment operations	(1.63)	8.07	(6.96)	(5.28)	39.18
Less distributions from:
Net investment income	(.02)	—	—	—	—
Net realized gains	(5.58)	—	—	(29.96)	—
Total distributions	(5.60)	—	—	(29.96)	—
Net asset value, end of period	$36.23	$43.46	$35.39	$42.35	$77.59

Total Return[b]	(5.33%)	22.80%	(16.43%)	(11.75%)	102.00%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$41	$327	$278	$483	$2,329
Ratios to average net assets:
Net investment income (loss)	(0.96%)	(0.83%)	(0.54%)	(1.69%)	(1.59%)
Total expenses	2.34%	2.34%	2.30%	2.26%	2.33%
Net expenses[c]	2.29%	2.30%	2.30%	2.26%	2.33%
Portfolio turnover rate	3,105%	942%	812%	707%	752%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 297

S&P SMALLCAP 600® PURE GROWTH FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class H	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$55.29	$44.67	$53.15	$89.21	$43.84
Income (loss) from investment operations:
Net investment income (loss)[a]	(.22)	.04	.02	(.81)	(.86)
Net gain (loss) on investments (realized and unrealized)	(1.65)	10.58	(8.50)[d]	(5.29)	46.23
Total from investment operations	(1.87)	10.62	(8.48)	(6.10)	45.37
Less distributions from:
Net investment income	(.02)	—	—	—	—
Net realized gains	(5.58)	—	—	(29.96)	—
Total distributions	(5.60)	—	—	(29.96)	—
Net asset value, end of period	$47.82	$55.29	$44.67	$53.15	$89.21

Total Return	(4.63%)	23.77%	(15.95%)	(11.06%)	103.49%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,244	$2,664	$3,401	$3,312	$25,071
Ratios to average net assets:
Net investment income (loss)	(0.39%)	0.09%	0.05%	(0.97%)	(1.05%)
Total expenses	1.61%	1.57%	1.55%	1.51%	1.54%
Net expenses[c]	1.56%	1.55%	1.55%	1.51%	1.54%
Portfolio turnover rate	3,105%	942%	812%	707%	752%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]	Total return does not reflect the impact of any applicable sales charges.
[c]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[d]

The amount shown for a share outstanding throughout the period does not agree with the aggregate net gain on investments for the period because of the sales and purchases of fund shares in relation to fluctuating market value of the investments of the Fund.

298 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS	March 31, 2025
S&P SMALLCAP 600® PURE VALUE FUND

	Shares	Value
COMMON STOCKS† - 99.4%

Consumer, Cyclical - 27.6%
Titan International, Inc.*	6,780	$56,884
Dana, Inc.	3,880	51,720
Topgolf Callaway Brands Corp.*	7,022	46,275
Advance Auto Parts, Inc.	1,158	45,405
MarineMax, Inc.*	1,946	41,839
Adient plc*	3,122	40,149
G-III Apparel Group Ltd.*	1,333	36,457
Kohl’s Corp.[1]	4,452	36,417
Asbury Automotive Group, Inc.*	162	35,776
BorgWarner, Inc.	1,197	34,294
National Vision Holdings, Inc.*	2,683	34,289
Foot Locker, Inc.*	2,369	33,403
Sonic Automotive, Inc. — Class A	508	28,936
JetBlue Airways Corp.*	5,943	28,645
ODP Corp.*	1,886	27,026
Guess?, Inc.	2,411	26,690
American Axle & Manufacturing Holdings, Inc.*	6,480	26,374
Standard Motor Products, Inc.	966	24,082
ScanSource, Inc.*	696	23,671
Caleres, Inc.	1,252	21,572
Penn Entertainment, Inc.*	1,322	21,562
MillerKnoll, Inc.	1,096	20,978
Century Communities, Inc.	309	20,734
Cracker Barrel Old Country Store, Inc.	516	20,031
Sally Beauty Holdings, Inc.*	2,162	19,523
Allegiant Travel Co. — Class A*	295	15,237
Academy Sports & Outdoors, Inc.	323	14,732
Sun Country Airlines Holdings, Inc.*	1,129	13,909
Resideo Technologies, Inc.*	771	13,647
Winnebago Industries, Inc.	393	13,543
Bloomin’ Brands, Inc.	1,877	13,458
PriceSmart, Inc.	147	12,914
Newell Brands, Inc.	1,909	11,836
Fox Factory Holding Corp.*	470	10,970
Shoe Carnival, Inc.	465	10,225
Meritage Homes Corp.	127	9,002
Signet Jewelers Ltd.	133	7,722
LGI Homes, Inc.*	116	7,710
Total Consumer, Cyclical		957,637

Financial - 22.5%
Lincoln National Corp.	1,524	54,727
ProAssurance Corp.*	2,325	54,289
Genworth Financial, Inc. — Class A*	6,804	48,240
EZCORP, Inc. — Class A*	2,976	43,807
Millrose Properties, Inc. — Class A REIT*	1,647	43,662
PRA Group, Inc.*	1,741	35,899
United Fire Group, Inc.	978	28,812
PennyMac Mortgage Investment Trust REIT	1,678	24,583
Air Lease Corp. — Class A	502	24,252
SiriusPoint Ltd.*	1,374	23,756
SITE Centers Corp. REIT	1,786	22,932
Navient Corp.	1,785	22,544
New York Mortgage Trust, Inc. REIT	3,279	21,281
Safehold, Inc. REIT	1,119	20,948
Global Net Lease, Inc. REIT	2,399	19,288
Cushman & Wakefield plc*	1,884	19,254
Jackson Financial, Inc. — Class A	208	17,426
JBG SMITH Properties REIT	1,000	16,110
Bread Financial Holdings, Inc.	320	16,026
Hope Bancorp, Inc.	1,518	15,894
ARMOUR Residential REIT, Inc.	907	15,510
Redwood Trust, Inc. REIT	2,535	15,387
Ellington Financial, Inc. REIT	1,159	15,368
Apollo Commercial Real Estate Finance, Inc. REIT	1,577	15,092
Hilltop Holdings, Inc.	491	14,951
Renasant Corp.	394	13,368
Eagle Bancorp, Inc.	627	13,167
Franklin BSP Realty Trust, Inc. REIT	1,001	12,753
KKR Real Estate Finance Trust, Inc. REIT	1,147	12,388
Capitol Federal Financial, Inc.	2,123	11,889
Horace Mann Educators Corp.	277	11,836
Brookline Bancorp, Inc.	1,048	11,423
Stewart Information Services Corp.	159	11,345
Simmons First National Corp. — Class A	544	11,168
Ready Capital Corp. REIT[1]	2,073	10,551
Encore Capital Group, Inc.*	245	8,399
Total Financial		778,325

Consumer, Non-cyclical - 21.6%
SpartanNash Co.	3,072	62,239
B&G Foods, Inc.[1]	7,998	54,946
United Natural Foods, Inc.*	1,821	49,877
Fresh Del Monte Produce, Inc.	1,537	47,386
AdaptHealth Corp.*	4,150	44,986
AMN Healthcare Services, Inc.*	1,808	44,224
Andersons, Inc.	1,010	43,359
Universal Corp.	657	36,825
Patterson Companies, Inc.	1,164	36,363
Select Medical Holdings Corp.	1,900	31,730
Owens & Minor, Inc.*	2,998	27,072
Avanos Medical, Inc.*	1,548	22,183
Enovis Corp.*	570	21,780
TreeHouse Foods, Inc.*	797	21,591
ABM Industries, Inc.	421	19,938
Edgewell Personal Care Co.	584	18,227
Grocery Outlet Holding Corp.*	1,189	16,622
Helen of Troy Ltd.*	303	16,207
Deluxe Corp.	1,023	16,174
Healthcare Services Group, Inc.*	1,495	15,070
Pacira BioSciences, Inc.*	576	14,314
Central Garden & Pet Co. — Class A*	404	13,223
Upbound Group, Inc.	529	12,675
Neogen Corp.*	1,277	11,072
USANA Health Sciences, Inc.*	396	10,680
Monro, Inc.	699	10,114
Matthews International Corp. — Class A	448	9,963
MGP Ingredients, Inc.	308	9,049
Fortrea Holdings, Inc.*	888	6,704

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 299

SCHEDULE OF INVESTMENTS (continued)	March 31, 2025
S&P SMALLCAP 600® PURE VALUE FUND

	Shares	Value
Central Garden & Pet Co.*	74	$2,713
Total Consumer, Non-cyclical		747,306

Energy - 9.5%
Par Pacific Holdings, Inc.*	3,727	53,147
Innovex International, Inc.*	2,041	36,656
Talos Energy, Inc.*	3,267	31,755
Vital Energy, Inc.*	1,414	30,005
CVR Energy, Inc.*	1,505	29,197
Crescent Energy Co. — Class A	2,439	27,415
Patterson-UTI Energy, Inc.	3,058	25,137
Peabody Energy Corp.	1,651	22,371
SunCoke Energy, Inc.	1,856	17,075
ProPetro Holding Corp.*	2,270	16,685
Bristow Group, Inc.*	511	16,137
Sunrun, Inc.*	2,218	12,998
REX American Resources Corp.*	269	10,106
Total Energy		328,684

Industrial - 6.7%
World Kinect Corp.	2,084	59,102
Enviri Corp.*	5,338	35,498
O-I Glass, Inc.*	2,950	33,836
Metallus, Inc.*	1,792	23,941
Astec Industries, Inc.	432	14,882
Vishay Intertechnology, Inc.	929	14,771
Dorian LPG Ltd.	617	13,784
Heartland Express, Inc.	1,108	10,216
American Woodmark Corp.*	167	9,825
Masterbrand, Inc.*	672	8,776
ArcBest Corp.	117	8,258
Total Industrial		232,889

Communications - 5.1%
Viasat, Inc.*	5,413	56,404
Scholastic Corp.	1,778	33,569
IAC, Inc.*	675	31,010
Telephone & Data Systems, Inc.	560	21,694
TEGNA, Inc.	966	17,600
Shenandoah Telecommunications Co.	1,374	17,271
Total Communications		177,548

Basic Materials - 3.9%
Celanese Corp. — Class A	567	32,189
Koppers Holdings, Inc.	1,064	29,792
AdvanSix, Inc.	919	20,815
Kaiser Aluminum Corp.	303	18,368
FMC Corp.	316	13,332
Chemours Co.	759	10,269
Stepan Co.	183	10,072
Total Basic Materials		134,837

Technology - 2.1%
DXC Technology Co.*	1,927	32,856
Corsair Gaming, Inc.*	2,419	21,432
Insight Enterprises, Inc.*	69	10,349
Xerox Holdings Corp.[1]	1,485	7,173
Total Technology		71,810

Utilities - 0.4%
MDU Resources Group, Inc.	768	12,987

Total Common Stocks
(Cost $3,382,624)		3,442,023

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.3%
J.P. Morgan Securities LLC issued 03/31/25 at 4.36% due 04/01/25	$6,495	6,495
BofA Securities, Inc. issued 03/31/25 at 4.35% due 04/01/25	4,977	4,977
Total Repurchase Agreements
(Cost $11,472)		11,472

	Shares
SECURITIES LENDING COLLATERAL†,3 - 2.5%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.27%[4]	85,640	85,640
Total Securities Lending Collateral
(Cost $85,640)		85,640

Total Investments - 102.2%
(Cost $3,479,736)		$3,539,135
Other Assets & Liabilities, net - (2.2)%		(75,243)
Total Net Assets - 100.0%		$3,463,892

300 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (concluded)	March 31, 2025
S&P SMALLCAP 600® PURE VALUE FUND

*	Non-income producing security.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at March 31, 2025 — See Note 7.
[2]	Repurchase Agreements — See Note 6.
[3]	Securities lending collateral — See Note 7.
[4]	Rate indicated is the 7-day yield as of March 31, 2025.
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$3,442,023	$—	$—	$3,442,023
Repurchase Agreements	—	11,472	—	11,472
Securities Lending Collateral	85,640	—	—	85,640
Total Assets	$3,527,663	$11,472	$—	$3,539,135

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 301

S&P SMALLCAP 600® PURE VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2025

Assets:
Investments, at value - including $82,224 of securities loaned (cost $3,468,264)	$3,527,663
Repurchase agreements, at value (cost $11,472)	11,472
Receivables:
Securities sold	17,345
Dividends	6,730
Fund shares sold	329
Securities lending income	30
Total assets	3,563,569

Liabilities:
Payable for:
Return of securities lending collateral	85,640
Management fees	2,025
Transfer agent fees	1,677
Distribution and service fees	689
Portfolio accounting and administration fees	276
Trustees’ fees*	100
Fund shares redeemed	40
Miscellaneous	9,230
Total liabilities	99,677
Net assets	$3,463,892

Net assets consist of:
Paid in capital	$27,812,120
Total distributable earnings (loss)	(24,348,228)
Net assets	$3,463,892
Class A:
Net assets	$1,276,291
Capital shares outstanding	6,941
Net asset value per share	$183.88
Maximum offering price per share (Net asset value divided by 95.25%)	$193.05
Class C:
Net assets	$11,507
Capital shares outstanding	77
Net asset value per share	$150.26
Class H:
Net assets	$2,176,094
Capital shares outstanding	11,867
Net asset value per share	$183.37

STATEMENT OF OPERATIONS
Year Ended March 31, 2025

Investment Income:
Dividends	$262,324
Interest	4,465
Income from securities lending, net	2,273
Total investment income	269,062

Expenses:
Management fees	126,795
Distribution and service fees:
Class A	3,685
Class C	779
Class H	38,385
Transfer agent fees	36,787
Portfolio accounting and administration fees	25,793
Registration fees	17,827
Professional fees	5,549
Custodian fees	2,457
Trustees’ fees*	2,254
Line of credit fees	41
Miscellaneous	10,798
Total expenses	271,150
Less:
Expenses reimbursed by Adviser	(8,447)
Net expenses	262,703
Net investment income	6,359

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(3,142,620)
Net realized loss	(3,142,620)
Net change in unrealized appreciation (depreciation) on:
Investments	(619,719)
Net change in unrealized appreciation (depreciation)	(619,719)
Net realized and unrealized loss	(3,762,339)
Net decrease in net assets resulting from operations	$(3,755,980)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

302 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P SMALLCAP 600® PURE VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended March 31, 2025	Year Ended March 31, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$6,359	$(7,601)
Net realized loss on investments	(3,142,620)	(855,622)
Net change in unrealized appreciation (depreciation) on investments	(619,719)	(224,538)
Net decrease in net assets resulting from operations	(3,755,980)	(1,087,761)

Distributions to shareholders:
Class A	—	(12,537)
Class C	—	(1,492)
Class H	—	(31,240)
Total distributions to shareholders	—	(45,269)

Capital share transactions:
Proceeds from sale of shares
Class A	1,509,737	672,041
Class C	430,296	338,768
Class H	230,533,406	58,856,482
Distributions reinvested
Class A	—	12,106
Class C	—	1,154
Class H	—	30,246
Cost of shares redeemed
Class A	(1,418,061)	(797,746)
Class C	(429,545)	(398,324)
Class H	(227,753,142)	(61,975,679)
Net increase (decrease) from capital share transactions	2,872,691	(3,260,952)
Net decrease in net assets	(883,289)	(4,393,982)

Net assets:
Beginning of year	4,347,181	8,741,163
End of year	$3,463,892	$4,347,181

Capital share activity:
Shares sold
Class A	7,486	3,434
Class C	2,594	2,086
Class H	1,160,801	332,288
Shares issued from reinvestment of distributions
Class A	—	66
Class C	—	8
Class H	—	165
Shares redeemed
Class A	(6,953)	(4,191)
Class C	(2,677)	(2,494)
Class H	(1,164,114)	(361,004)
Net decrease in shares	(2,863)	(29,642)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 303

S&P SMALLCAP 600® PURE VALUE FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class A	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$200.53	$170.77	$182.48	$167.98	$67.45
Income (loss) from investment operations:
Net investment income (loss)[a]	.43	(.23)	.25	(.34)	(.14)
Net gain (loss) on investments (realized and unrealized)	(17.08)	31.89 [c]	(11.96)	14.84 [c]	100.67 [c]
Total from investment operations	(16.65)	31.66	(11.71)	14.50	100.53
Less distributions from:
Net investment income	—	(1.90)	—	—	—
Total distributions	—	(1.90)	—	—	—
Net asset value, end of period	$183.88	$200.53	$170.77	$182.48	$167.98

Total Return[b]	(8.30%)	18.65%	(6.42%)	8.63%	149.04%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,276	$1,285	$1,212	$4,732	$3,242
Ratios to average net assets:
Net investment income (loss)	0.22%	(0.13%)	0.15%	(0.19%)	(0.31%)
Total expenses	1.60%	1.59%	1.55%	1.51%	1.59%
Net expenses[d]	1.55%	1.56%	1.55%	1.51%	1.59%
Portfolio turnover rate	1,587%	1,058%	1,520%	892%	1,503%

Class C	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$165.10	$141.95	$152.84	$141.75	$57.31
Income (loss) from investment operations:
Net investment income (loss)[a]	(.95)	(1.46)	(.85)	(1.65)	(.40)
Net gain (loss) on investments (realized and unrealized)	(13.89)	26.51 [c]	(10.04)	12.74 [c]	84.84 [c]
Total from investment operations	(14.84)	25.05	(10.89)	11.09	84.44
Less distributions from:
Net investment income	—	(1.90)	—	—	—
Total distributions	—	(1.90)	—	—	—
Net asset value, end of period	$150.26	$165.10	$141.95	$152.84	$141.75

Total Return[b]	(8.99%)	17.76%	(7.13%)	7.82%	147.34%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$12	$26	$80	$140	$1,472
Ratios to average net assets:
Net investment income (loss)	(0.59%)	(0.98%)	(0.60%)	(1.11%)	(1.07%)
Total expenses	2.35%	2.35%	2.29%	2.26%	2.34%
Net expenses[d]	2.30%	2.32%	2.29%	2.26%	2.34%
Portfolio turnover rate	1,587%	1,058%	1,520%	892%	1,503%

304 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P SMALLCAP 600® PURE VALUE FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class H	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$199.98	$170.34	$182.04	$167.56	$67.25
Income (loss) from investment operations:
Net investment income (loss)[a]	.05	(.16)	.49	(.53)	(.13)
Net gain (loss) on investments (realized and unrealized)	(16.66)	31.71 [c]	(12.19)	15.01 [c]	100.44 [c]
Total from investment operations	(16.61)	31.55	(11.70)	14.48	100.31
Less distributions from:
Net investment income	—	(1.91)	—	—	—
Total distributions	—	(1.91)	—	—	—
Net asset value, end of period	$183.37	$199.98	$170.34	$182.04	$167.56

Total Return	(8.31%)	18.63%	(6.43%)	8.64%	149.16%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,176	$3,036	$7,449	$18,001	$35,499
Ratios to average net assets:
Net investment income (loss)	0.02%	(0.09%)	0.29%	(0.29%)	(0.18%)
Total expenses	1.60%	1.59%	1.55%	1.51%	1.55%
Net expenses[d]	1.55%	1.56%	1.55%	1.51%	1.55%
Portfolio turnover rate	1,587%	1,058%	1,520%	892%	1,503%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]	Total return does not reflect the impact of any applicable sales charges.
[c]

The amount shown for a share outstanding throughout the year does not agree with the aggregate net loss on investments for the year because of the sales and purchases of fund shares in relation to fluctuating market value of the investments of the Fund.

[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 305

SCHEDULE OF INVESTMENTS	March 31, 2025
EMERGING MARKETS BOND STRATEGY FUND

	Face Amount	Value
U.S. TREASURY BILLS†† - 0.8%
U.S. Treasury Bills
4.08% due 04/08/25[1,2]	$3,000	$2,998
Total U.S. Treasury Bills
(Cost $2,998)		2,998

REPURCHASE AGREEMENTS††,3 - 92.7%
J.P. Morgan Securities LLC issued 03/31/25 at 4.36% due 04/01/25[4]	$204,281	204,281
BofA Securities, Inc. issued 03/31/25 at 4.35% due 04/01/25[4]	156,559	156,559
Total Repurchase Agreements
(Cost $360,840)		360,840

Total Investments - 93.5%
(Cost $363,838)		$363,838
Other Assets & Liabilities, net - 6.5%		25,227
Total Net Assets - 100.0%		$389,065

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Interest Rate Futures Contracts Purchased†
U.S. Treasury 5 Year Note Futures Contracts	2	Jun 2025	$216,547	$1,142

Centrally Cleared Credit Default Swap Agreements Protection Sold††
Counterparty	Exchange	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Received	Unrealized Depreciation**
Barclays Bank plc	ICE	CDX.EM.43.V1	1.00%	Quarterly	06/20/30	$220,000	$(8,382)	$(7,930)	$(452)

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Credit Index Swap Agreements††
Goldman Sachs International	Invesco Emerging Markets Sovereign Debt ETF	Pay	5.08% (Federal Funds Rate + 0.75%)	At Maturity	04/30/25	8,159	$164,567	$(617)

**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is pledged as futures collateral at March 31, 2025.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	Repurchase Agreements — See Note 6.
[4]	All or a portion of this security is pledged as equity index swap collateral at March 31, 2025.
CDX.EM.43.V1 — Credit Default Swap Emerging Markets Series 43 Index Version 1
ICE — Intercontinental Exchange
plc — Public Limited Company

See Sector Classification in Other Information section.

306 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (concluded)	March 31, 2025
EMERGING MARKETS BOND STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
U.S. Treasury Bills	$—	$2,998	$—	$2,998
Repurchase Agreements	—	360,840	—	360,840
Interest Rate Futures Contracts**	1,142	—	—	1,142
Total Assets	$1,142	$363,838	$—	$364,980

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Credit Default Swap Agreements**	$—	$452	$—	$452
Credit Index Swap Agreements**	—	617	—	617
Total Liabilities	$—	$1,069	$—	$1,069

**	This derivative is reported as unrealized appreciation/depreciation at period end.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 307

EMERGING MARKETS BOND STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2025

Assets:
Investments, at value (cost $2,998)	$2,998
Repurchase agreements, at value (cost $360,840)	360,840
Segregated cash with broker	34,338
Receivables:
Investment Adviser	186
Variation margin on futures contracts	172
Fund shares sold	80
Protection fees on credit default swap agreements	73
Interest	43
Variation margin on credit default swap agreements	1
Total assets	398,731

Liabilities:
Unamortized upfront premiums received on credit default swap agreements	7,930
Unrealized depreciation on OTC swap agreements	617
Payable for:
Management fees	233
Transfer agent fees	178
Swap settlement	126
Distribution and service fees	84
Portfolio accounting and administration fees	49
Trustees’ fees*	5
Miscellaneous	444
Total liabilities	9,666
Net assets	$389,065

Net assets consist of:
Paid in capital	$979,346
Total distributable earnings (loss)	(590,281)
Net assets	$389,065
Class A:
Net assets	$36,091
Capital shares outstanding	642
Net asset value per share	$56.20
Maximum offering price per share (Net asset value divided by 95.25%)	$59.00
Class C:
Net assets	$9,945
Capital shares outstanding	200
Net asset value per share	$49.65
Class H:
Net assets	$343,029
Capital shares outstanding	6,142
Net asset value per share	$55.85

STATEMENT OF OPERATIONS
Year Ended March 31, 2025

Investment Income:
Interest	$26,191
Total investment income	26,191

Expenses:
Management fees	4,337
Distribution and service fees:
Class A	97
Class C	142
Class H	1,317
Transfer agent fees	1,298
Portfolio accounting and administration fees	1,189
Registration fees	756
Professional fees	291
Custodian fees	76
Trustees’ fees*	69
Miscellaneous	65
Total expenses	9,637
Less:
Expenses reimbursed by Adviser	(287)
Net expenses	9,350
Net investment income	16,841

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Swap agreements	14,816
Futures contracts	(7,831)
Net realized gain	6,985
Net change in unrealized appreciation (depreciation) on:
Swap agreements	(2,318)
Futures contracts	1,485
Net change in unrealized appreciation (depreciation)	(833)
Net realized and unrealized gain	6,152
Net increase in net assets resulting from operations	$22,993

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

308 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

EMERGING MARKETS BOND STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended March 31, 2025	Year Ended March 31, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment income	$16,841	$40,177
Net realized gain (loss) on investments	6,985	(104,857)
Net change in unrealized appreciation (depreciation) on investments	(833)	(20,813)
Net increase (decrease) in net assets resulting from operations	22,993	(85,493)

Distributions to shareholders:
Class A	(2,668)	(12,775)
Class C	(1,568)	(2,324)
Class H	(32,719)	(71,481)
Total distributions to shareholders	(36,955)	(86,580)

Capital share transactions:
Proceeds from sale of shares
Class A	12,525	91,950
Class C	26,540	—
Class H	3,140,505	16,585,002
Distributions reinvested
Class A	2,668	12,775
Class C	960	1,442
Class H	31,822	68,368
Cost of shares redeemed
Class A	(47,694)	(291,950)
Class C	(25,369)	(13,350)
Class H	(3,337,267)	(16,360,599)
Capital contribution from administrator
Class H	186	—
Net increase (decrease) from capital share transactions	(195,124)	93,638
Net decrease in net assets	(209,086)	(78,435)

Net assets:
Beginning of year	598,151	676,586
End of year	$389,065	$598,151

Capital share activity:
Shares sold
Class A	207	1,555
Class C	488	—
Class H	54,137	285,343
Shares issued from reinvestment of distributions
Class A	48	229
Class C	19	29
Class H	573	1,232
Shares redeemed
Class A	(846)	(5,085)
Class C	(490)	(261)
Class H	(57,591)	(284,219)
Net decrease in shares	(3,455)	(1,177)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 309

EMERGING MARKETS BOND STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class A	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$57.69	$58.60	$62.44	$70.11	$63.93
Income (loss) from investment operations:
Net investment income (loss)[a]	1.67	1.79	.60	(1.07)	(1.14)
Net gain (loss) on investments (realized and unrealized)	.82	3.08	(4.44)	(6.60)	8.16
Total from investment operations	2.49	4.87	(3.84)	(7.67)	7.02
Less distributions from:
Net investment income	(3.98)	(5.78)	—	—	(.84)
Total distributions	(3.98)	(5.78)	—	—	(.84)
Net asset value, end of period	$56.20	$57.69	$58.60	$62.44	$70.11

Total Return[b]	4.38%	8.63%	(6.15%)	(10.98%)	10.92%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$36	$71	$266	$46	$48
Ratios to average net assets:
Net investment income (loss)	2.91%	3.07%	1.06%	(1.54%)	(1.72%)
Total expenses	1.66%	1.64%	1.61%	1.57%	1.74%
Net expenses[c]	1.61%	1.62%	1.61%	1.57%	1.74%
Portfolio turnover rate	—	—	—	—	—

Class C	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$51.80	$53.59	$57.52	$65.07	$59.82
Income (loss) from investment operations:
Net investment income (loss)[a]	1.09	1.35	(.04)	(1.47)	(1.56)
Net gain (loss) on investments (realized and unrealized)	.74	2.64	(3.89)	(6.08)	7.65
Total from investment operations	1.83	3.99	(3.93)	(7.55)	6.09
Less distributions from:
Net investment income	(3.98)	(5.78)	—	—	(.84)
Total distributions	(3.98)	(5.78)	—	—	(.84)
Net asset value, end of period	$49.65	$51.80	$53.59	$57.52	$65.07

Total Return[b]	3.58%	7.81%	(6.83%)	(11.62%)	10.10%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$10	$9	$22	$63	$52
Ratios to average net assets:
Net investment income (loss)	2.10%	2.53%	(0.07%)	(2.28%)	(2.36%)
Total expenses	2.41%	2.37%	2.35%	2.31%	2.40%
Net expenses[c]	2.37%	2.34%	2.35%	2.31%	2.40%
Portfolio turnover rate	—	—	—	—	—

310 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

EMERGING MARKETS BOND STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class H	Year Ended March 31, 2025[d]	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$57.36	$58.30	$62.03	$69.64	$63.50
Income (loss) from investment operations:
Net investment income (loss)[a]	1.67	1.65	.40	(1.07)	(1.14)
Net gain (loss) on investments (realized and unrealized)	.78	3.19	(4.13)	(6.54)	8.12
Total from investment operations	2.45	4.84	(3.73)	(7.61)	6.98
Less distributions from:
Net investment income	(3.98)	(5.78)	—	—	(.84)
Total distributions	(3.98)	(5.78)	—	—	(.84)
Capital contribution from administrator	.02	—	—	—	—
Net asset value, end of period	$55.85	$57.36	$58.30	$62.03	$69.64

Total Return	4.39%	8.62%	(6.01%)	(10.93%)	10.93%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$343	$518	$389	$494	$343
Ratios to average net assets:
Net investment income (loss)	2.93%	2.85%	0.70%	(1.52%)	(1.61%)
Total expenses	1.65%	1.64%	1.61%	1.56%	1.65%
Net expenses[c]	1.60%	1.62%	1.61%	1.56%	1.65%
Portfolio turnover rate	—	—	—	—	—

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]	Total return does not reflect the impact of any applicable sales charges.
[c]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[d]

On May 17, 2024, the Fund’s administrator made a capital contribution to the Fund’s Class H shares, relating to an operational issue. The impact of the capital contribution to the total return for the year ended March 31, 2025 was 0.04% for Class H. See Note 5 in the Notes to Financial Statements.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 311

SCHEDULE OF INVESTMENTS	March 31, 2025
GOVERNMENT LONG BOND 1.2x STRATEGY FUND

	Shares	Value
MUTUAL FUNDS† - 1.2%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	51,284	$514,383
Guggenheim Strategy Fund II1	20,287	504,345
Total Mutual Funds
(Cost $1,011,485)		1,018,728

	Face Amount
U.S. GOVERNMENT SECURITIES†† - 85.3%
U.S. Treasury Bonds
4.63% due 02/15/55	$71,000,000	71,465,938
Total U.S. Government Securities
(Cost $70,222,182)		71,465,938

U.S. TREASURY BILLS†† - 0.2%
U.S. Treasury Bills
4.08% due 04/08/25[2,3]	196,000	195,838
Total U.S. Treasury Bills
(Cost $195,839)		195,838

REPURCHASE AGREEMENTS††,4 - 11.1%
J.P. Morgan Securities LLC issued 03/31/25 at 4.36% due 04/01/25	5,254,213	5,254,213
BofA Securities, Inc. issued 03/31/25 at 4.35% due 04/01/25	4,026,765	4,026,765
Total Repurchase Agreements
(Cost $9,280,978)		9,280,978

Total Investments - 97.8%
(Cost $80,710,484)		$81,961,482
Other Assets & Liabilities, net - 2.2%		1,809,364
Total Net Assets - 100.0%		$83,770,846

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Interest Rate Futures Contracts Purchased†
U.S. Treasury Ultra Long Bond Futures Contracts	241	Jun 2025	$29,612,875	$475,522

**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer.
[2]	All or a portion of this security is pledged as futures collateral at March 31, 2025.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	Repurchase Agreements — See Note 6.

See Sector Classification in Other Information section.

312 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (concluded)	March 31, 2025
GOVERNMENT LONG BOND 1.2x STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$1,018,728	$—	$—	$1,018,728
U.S. Government Securities	—	71,465,938	—	71,465,938
U.S. Treasury Bills	—	195,838	—	195,838
Repurchase Agreements	—	9,280,978	—	9,280,978
Interest Rate Futures Contracts**	475,522	—	—	475,522
Total Assets	$1,494,250	$80,942,754	$—	$82,437,004

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short-term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2024 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000139834424022509/fp0090292-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the year ended March 31, 2025, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/24	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/25	Shares 03/31/25	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$1,597,404	$—	$(1,100,000)	$(4,531)	$11,472	$504,345	20,287	$44,705
Guggenheim Ultra Short Duration Fund — Institutional Class	1,806,249	—	(1,300,000)	(4,569)	12,703	514,383	51,284	40,531
	$3,403,653	$—	$(2,400,000)	$(9,100)	$24,175	$1,018,728		$85,236

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 313

GOVERNMENT LONG BOND 1.2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2025

Assets:
Investments in unaffiliated issuers, at value (cost $70,418,021)	$71,661,776
Investments in affiliated issuers, at value (cost $1,011,485)	1,018,728
Repurchase agreements, at value (cost $9,280,978)	9,280,978
Cash	1
Segregated cash with broker	1,020,563
Receivables:
Securities sold	805,250
Fund shares sold	628,289
Interest	413,923
Variation margin on futures contracts	251,054
Dividends	4,013
Total assets	85,084,575

Liabilities:
Payable for:
Fund shares redeemed	1,260,659
Management fees	16,784
Transfer agent fees	10,406
Portfolio accounting and administration fees	3,461
Distribution and service fees	759
Distributions to shareholders	341
Trustees’ fees*	262
Miscellaneous	21,057
Total liabilities	1,313,729
Net assets	$83,770,846

Net assets consist of:
Paid in capital	$152,541,419
Total distributable earnings (loss)	(68,770,573)
Net assets	$83,770,846

Investor Class:
Net assets	$81,608,955
Capital shares outstanding	762,392
Net asset value per share	$107.04
Class A:
Net assets	$289,409
Capital shares outstanding	2,678
Net asset value per share	$108.07
Maximum offering price per share (Net asset value divided by 95.25%)	$113.46
Class C:
Net assets	$255,648
Capital shares outstanding	2,340
Net asset value per share	$109.25
Class H:
Net assets	$1,616,834
Capital shares outstanding	14,920
Net asset value per share	$108.37

STATEMENT OF OPERATIONS
Year Ended March 31, 2025

Investment Income:
Dividends from securities of affiliated issuers	$85,236
Interest	1,030,701
Total investment income	1,115,937

Expenses:
Management fees	122,939
Distribution and service fees:
Class A	1,696
Class C	2,359
Class H	5,530
Transfer agent fees	45,224
Portfolio accounting and administration fees	37,509
Registration fees	34,133
Professional fees	12,954
Custodian fees	3,173
Trustees’ fees*	2,923
Miscellaneous	453
Total expenses	268,893
Less:
Expenses reimbursed by Adviser	(12,286)
Expenses waived by Adviser	(2,016)
Total waived/reimbursed expenses	(14,302)
Net expenses	254,591
Net investment income	861,346

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	(1,661,387)
Investments in affiliated issuers	(9,100)
Futures contracts	(776,748)
Net realized loss	(2,447,235)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	1,036,624
Investments in affiliated issuers	24,175
Futures contracts	366,626
Net change in unrealized appreciation (depreciation)	1,427,425
Net realized and unrealized loss	(1,019,810)
Net decrease in net assets resulting from operations	$(158,464)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

314 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

GOVERNMENT LONG BOND 1.2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended March 31, 2025	Year Ended March 31, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment income	$861,346	$1,312,507
Net realized loss on investments	(2,447,235)	(4,687,041)
Net change in unrealized appreciation (depreciation) on investments	1,427,425	(1,764,743)
Net decrease in net assets resulting from operations	(158,464)	(5,139,277)

Distributions to shareholders:
Investor Class	(760,182)	(1,100,587)
Class A	(21,908)	(22,850)
Class C	(5,915)	(1,389)
Class H	(73,297)	(185,370)
Total distributions to shareholders	(861,302)	(1,310,196)

Capital share transactions:
Proceeds from sale of shares
Investor Class	468,874,976	572,977,937
Class A	2,164,865	464,696
Class C	683,093	256,440
Class H	70,012,097	93,228,054
Distributions reinvested
Investor Class	745,393	1,095,330
Class A	21,311	21,720
Class C	5,471	1,265
Class H	72,782	179,852
Cost of shares redeemed
Investor Class	(401,536,533)	(572,664,631)
Class A	(2,135,465)	(2,656,842)
Class C	(531,025)	(494,082)
Class H	(69,409,817)	(114,651,594)
Net increase (decrease) from capital share transactions	68,967,148	(22,241,855)
Net increase (decrease) in net assets	67,947,382	(28,691,328)

Net assets:
Beginning of year	15,823,464	44,514,792
End of year	$83,770,846	$15,823,464

Capital share activity*:
Shares sold
Investor Class	4,300,980	4,920,668
Class A	18,658	3,903
Class C	5,924	2,113
Class H	642,834	755,567
Shares issued from reinvestment of distributions
Investor Class	6,797	9,404
Class A	190	175
Class C	49	11
Class H	665	1,439
Shares redeemed
Investor Class	(3,671,393)	(4,932,897)
Class A	(18,978)	(20,835)
Class C	(4,664)	(3,947)
Class H	(637,022)	(927,337)
Net increase (decrease) in shares	644,040	(191,736)

*	Reverse share split — Capital share activity has been restated to reflect a 1:5 reverse share split effective February 24, 2025. See Note 11 in the Notes to Financial Statements.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 315

GOVERNMENT LONG BOND 1.2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Investor Class	Year Ended March 31, 2025[e]	Year Ended March 31, 2024[e]	Year Ended March 31, 2023[e]	Year Ended March 31, 2022[e]	Year Ended March 31, 2021[e]
Per Share Data
Net asset value, beginning of period	$114.30	$133.97	$184.71	$189.64	$370.56
Income (loss) from investment operations:
Net investment income (loss)[a]	3.90	4.00	3.20	1.95	1.25
Net gain (loss) on investments (realized and unrealized)	(7.24)	(19.67)	(50.54)	(4.98)	(72.97)
Total from investment operations	(3.34)	(15.67)	(47.34)	(3.03)	(71.72)
Less distributions from:
Net investment income	(3.92)	(4.00)	(3.40)	(1.90)	(1.25)
Net realized gains	—	—	—	—	(107.95)
Total distributions	(3.92)	(4.00)	(3.40)	(1.90)	(109.20)
Net asset value, end of period	$107.04	$114.30	$133.97	$184.71	$189.64

Total Return	(2.94%)	(11.71%)	(25.66%)	(1.71%)	(24.72%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$81,609	$14,403	$17,260	$11,904	$69,360
Ratios to average net assets:
Net investment income (loss)	3.54%	3.42%	2.15%	0.95%	0.40%
Total expenses[b]	1.05%	1.05%	1.01%	0.96%	1.07%
Net expenses[c]	1.00%	1.00%	0.99%	0.95%	1.05%
Portfolio turnover rate	1,616%	1,573%	2,562%	2,153%	1,938%

Class A	Year Ended March 31, 2025[e]	Year Ended March 31, 2024[e]	Year Ended March 31, 2023[e]	Year Ended March 31, 2022[e]	Year Ended March 31, 2021[e]
Per Share Data
Net asset value, beginning of period	$115.37	$135.34	$186.69	$191.72	$373.52
Income (loss) from investment operations:
Net investment income (loss)[a]	3.66	3.65	3.10	1.40	.55
Net gain (loss) on investments (realized and unrealized)	(7.30)	(19.87)	(51.40)	(5.03)	(73.90)
Total from investment operations	(3.64)	(16.22)	(48.30)	(3.63)	(73.35)
Less distributions from:
Net investment income	(3.66)	(3.75)	(3.05)	(1.40)	(.50)
Net realized gains	—	—	—	—	(107.95)
Total distributions	(3.66)	(3.75)	(3.05)	(1.40)	(108.45)
Net asset value, end of period	$108.07	$115.37	$135.34	$186.69	$191.72

Total Return[d]	(3.14%)	(12.04%)	(25.88%)	(1.96%)	(24.98%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$289	$324	$2,648	$2,231	$1,610
Ratios to average net assets:
Net investment income (loss)	3.23%	2.93%	2.18%	0.66%	0.18%
Total expenses[b]	1.30%	1.29%	1.25%	1.21%	1.30%
Net expenses[c]	1.24%	1.26%	1.24%	1.19%	1.29%
Portfolio turnover rate	1,616%	1,573%	2,562%	2,153%	1,938%

316 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

GOVERNMENT LONG BOND 1.2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class C	Year Ended March 31, 2025[e]	Year Ended March 31, 2024[e]	Year Ended March 31, 2023[e]	Year Ended March 31, 2022[e]	Year Ended March 31, 2021[e]
Per Share Data
Net asset value, beginning of period	$116.66	$134.62	$183.07	$188.15	$370.73
Income (loss) from investment operations:
Net investment income (loss)[a]	2.84	2.85	2.00	(.25)	(1.65)
Net gain (loss) on investments (realized and unrealized)	(7.38)	(19.86)	(50.45)	(4.83)	(72.98)
Total from investment operations	(4.54)	(17.01)	(48.45)	(5.08)	(74.63)
Less distributions from:
Net investment income	(2.87)	(.95)	—	—	—
Net realized gains	—	—	—	—	(107.95)
Total distributions	(2.87)	(.95)	—	—	(107.95)
Net asset value, end of period	$109.25	$116.66	$134.62	$183.07	$188.15

Total Return[d]	(3.89%)	(12.67%)	(26.47%)	(2.71%)	(25.55%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$256	$120	$384	$149	$169
Ratios to average net assets:
Net investment income (loss)	2.51%	2.36%	1.41%	(0.12%)	(0.55%)
Total expenses[b]	2.06%	2.05%	2.01%	1.96%	2.05%
Net expenses[c]	2.00%	2.00%	1.99%	1.94%	2.03%
Portfolio turnover rate	1,616%	1,573%	2,562%	2,153%	1,938%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 317

GOVERNMENT LONG BOND 1.2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class H	Year Ended March 31, 2025[e]	Year Ended March 31, 2024[e]	Year Ended March 31, 2023[e]	Year Ended March 31, 2022[e]	Year Ended March 31, 2021[e]
Per Share Data
Net asset value, beginning of period	$115.69	$135.49	$186.86	$191.89	$373.77
Income (loss) from investment operations:
Net investment income (loss)[a]	3.64	3.65	3.00	1.40	.65
Net gain (loss) on investments (realized and unrealized)	(7.29)	(19.70)	(51.32)	(5.03)	(74.13)
Total from investment operations	(3.65)	(16.05)	(48.32)	(3.63)	(73.48)
Less distributions from:
Net investment income	(3.67)	(3.75)	(3.05)	(1.40)	(.45)
Net realized gains	—	—	—	—	(107.95)
Total distributions	(3.67)	(3.75)	(3.05)	(1.40)	(108.40)
Net asset value, end of period	$108.37	$115.69	$135.49	$186.86	$191.89

Total Return	(3.18%)	(11.87%)	(25.87%)	(1.95%)	(24.98%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,617	$977	$24,223	$49,287	$85,087
Ratios to average net assets:
Net investment income (loss)	3.31%	2.87%	2.05%	0.69%	0.23%
Total expenses[b]	1.31%	1.28%	1.25%	1.21%	1.29%
Net expenses[c]	1.25%	1.26%	1.24%	1.19%	1.28%
Portfolio turnover rate	1,616%	1,573%	2,562%	2,153%	1,938%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]	Does not include expenses of the underlying funds in which the Fund invests.
[c]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[d]	Total return does not reflect the impact of any applicable sales charges.
[e]	Reverse share split — Per share amounts have been restated to reflect a 1:5 reverse share split effective February 24, 2025. See Note 11 in the Notes to Financial Statements.

318 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS	March 31, 2025
INVERSE GOVERNMENT LONG BOND STRATEGY FUND

	Shares	Value
MUTUAL FUNDS† - 41.1%
Guggenheim Strategy Fund II1	137,556	$3,419,634
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	326,794	3,277,747
Total Mutual Funds
(Cost $6,642,019)		6,697,381

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 29.5%
Federal Home Loan Bank
4.25% due 04/25/25[2]	$2,825,000	2,816,996
4.23% due 04/10/25[2]	2,000,000	1,997,887
Total Federal Agency Discount Notes
(Cost $4,814,883)		4,814,883

FEDERAL AGENCY NOTES†† - 6.1%
Federal Farm Credit Bank
4.36% (SOFR + 0.02%, Rate Floor: 0.00%) due 11/06/25◊	1,000,000	1,000,033
Total Federal Agency Notes
(Cost $1,000,000)		1,000,033

U.S. TREASURY BILLS†† - 0.7%
U.S. Treasury Bills
4.08% due 04/08/25[2,3]	113,000	112,907
Total U.S. Treasury Bills
(Cost $112,907)		112,907

REPURCHASE AGREEMENTS††,4 - 105.4%
Individual Repurchase Agreements
Barclays Capital, Inc. issued 03/31/25 at 4.00% due 04/01/25 (secured by a U.S. Treasury Bond, at a rate of 4.65% and maturing 02/15/2055 as collateral, with a value of $7,032,900) to be repurchased at $6,895,766	6,895,000	6,895,000
Mizuho Securities USA LLC issued 03/31/25 at 4.10% due 04/01/25 (secured by a U.S. Treasury Bond, at a rate of 4.65% and maturing 02/15/2055 as collateral, with a value of $6,721,961) to be repurchased at $6,590,158	6,590,158	6,590,158
Joint Repurchase Agreements
J.P. Morgan Securities LLC issued 03/31/25 at 4.36% due 04/01/25	2,102,129	2,102,129
BofA Securities, Inc. issued 03/31/25 at 4.35% due 04/01/25	1,611,046	1,611,046
Total Repurchase Agreements
(Cost $17,198,333)		17,198,333

Total Investments - 182.8%
(Cost $29,768,142)		29,823,537

U.S. Government Securities Sold Short† - (85.1)%
U.S. Treasury Bonds
4.63% due 02/15/55††	13,800,000	(13,890,563)
Total U.S. Government Securities Sold Short - (85.1)%
(Proceeds $13,780,693)		$(13,890,563)
Other Assets & Liabilities, net - 2.3%		379,023
Total Net Assets - 100.0%		$16,311,997

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Interest Rate Futures Contracts Sold Short†
U.S. Treasury Ultra Long Bond Futures Contracts	20	Jun 2025	$2,457,500	$29,808

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 319

SCHEDULE OF INVESTMENTS (continued)	March 31, 2025
INVERSE GOVERNMENT LONG BOND STRATEGY FUND

**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
◊

Variable rate security. Rate indicated is the rate effective at March 31, 2025. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

[1]	Affiliated issuer.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as futures collateral at March 31, 2025.
[4]	Repurchase Agreements — See Note 6.
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$6,697,381	$—	$—	$6,697,381
Federal Agency Discount Notes	—	4,814,883	—	4,814,883
Federal Agency Notes	—	1,000,033	—	1,000,033
U.S. Treasury Bills	—	112,907	—	112,907
Repurchase Agreements	—	17,198,333	—	17,198,333
Interest Rate Futures Contracts**	29,808	—	—	29,808
Total Assets	$6,727,189	$23,126,156	$—	$29,853,345

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
U.S. Government Securities Sold Short	$—	$13,890,563	$—	$13,890,563

**	This derivative is reported as unrealized appreciation/depreciation at period end.

320 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (concluded)	March 31, 2025
INVERSE GOVERNMENT LONG BOND STRATEGY FUND

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short-term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2024 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000139834424022509/fp0090292-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the year ended March 31, 2025, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/24	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/25	Shares 03/31/25	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$5,180,462	$—	$(1,800,000)	$(19,647)	$58,819	$3,419,634	137,556	$214,577
Guggenheim Ultra Short Duration Fund — Institutional Class	4,734,506	—	(1,500,000)	(3,171)	46,412	3,277,747	326,794	180,443
	$9,914,968	$—	$(3,300,000)	$(22,818)	$105,231	$6,697,381		$395,020

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 321

INVERSE GOVERNMENT LONG BOND STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2025

Assets:
Investments in unaffiliated issuers, at value (cost $5,927,790)	$5,927,823
Investments in affiliated issuers, at value (cost $6,642,019)	6,697,381
Repurchase agreements, at value (cost $17,198,333)	17,198,333
Receivables:
Fund shares sold	415,829
Securities sold	100,656
Dividends	26,437
Interest	9,071
Total assets	30,375,530

Liabilities:
Securities sold short, at value (proceeds $13,780,693)	13,890,563
Payable for:
Interest on short sales	79,341
Fund shares redeemed	38,343
Variation margin on futures contracts	21,250
Management fees	10,709
Transfer agent fees	6,736
Distribution and service fees	1,512
Portfolio accounting and administration fees	663
Trustees’ fees*	179
Miscellaneous	14,237
Total liabilities	14,063,533
Net assets	$16,311,997

Net assets consist of:
Paid in capital	$251,920,408
Total distributable earnings (loss)	(235,608,411)
Net assets	$16,311,997

Investor Class:
Net assets	$10,168,872
Capital shares outstanding	52,965
Net asset value per share	$191.99
Class A:
Net assets	$2,517,806
Capital shares outstanding	13,956
Net asset value per share	$180.41
Maximum offering price per share (Net asset value divided by 95.25%)	$189.41
Class C:
Net assets	$479,292
Capital shares outstanding	3,261
Net asset value per share	$146.97
Class H:
Net assets	$3,146,027
Capital shares outstanding	17,354
Net asset value per share	$181.29

STATEMENT OF OPERATIONS
Year Ended March 31, 2025

Investment Income:
Dividends from securities of affiliated issuers	$395,020
Interest	1,190,741
Total investment income	1,585,761

Expenses:
Management fees	161,490
Distribution and service fees:
Class A	6,848
Class C	5,440
Class H	7,701
Transfer agent fees	39,157
Interest expense	648,340
Portfolio accounting and administration fees	27,373
Professional fees	10,024
Custodian fees	2,330
Trustees’ fees*	2,150
Miscellaneous	23,923
Total expenses	934,776
Less:
Expenses reimbursed by Adviser	(17,946)
Expenses waived by Adviser	(8,995)
Total waived/reimbursed expenses	(26,941)
Net expenses	907,835
Net investment income	677,926

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	779
Investments in affiliated issuers	(22,818)
Investments sold short	240,973
Futures contracts	(137,992)
Net realized gain	80,942
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(201)
Investments in affiliated issuers	105,231
Investments sold short	96,917
Futures contracts	80,063
Net change in unrealized appreciation (depreciation)	282,010
Net realized and unrealized gain	362,952
Net increase in net assets resulting from operations	$1,040,878

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

322 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE GOVERNMENT LONG BOND STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended March 31, 2025	Year Ended March 31, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment income	$677,926	$1,563,051
Net realized gain on investments	80,942	3,037,041
Net change in unrealized appreciation (depreciation) on investments	282,010	1,158,430
Net increase in net assets resulting from operations	1,040,878	5,758,522

Distributions to shareholders:
Investor Class	(679,462)	(201,149)
Class A	(209,796)	(41,496)
Class C	(46,981)	(11,320)
Class H	(228,988)	(41,518)
Total distributions to shareholders	(1,165,227)	(295,483)

Capital share transactions:
Proceeds from sale of shares
Investor Class	93,688,545	146,365,405
Class A	1,199,372	873,386
Class C	75,313	219,029
Class H	5,762,410	12,820,341
Distributions reinvested
Investor Class	649,543	195,362
Class A	188,189	38,381
Class C	46,981	10,648
Class H	228,318	41,355
Cost of shares redeemed
Investor Class	(97,187,867)	(167,273,388)
Class A	(1,709,139)	(2,276,323)
Class C	(215,257)	(642,663)
Class H	(5,608,246)	(24,814,951)
Net decrease from capital share transactions	(2,881,838)	(34,443,418)
Net decrease in net assets	(3,006,187)	(28,980,379)

Net assets:
Beginning of year	19,318,184	48,298,563
End of year	$16,311,997	$19,318,184

Capital share activity:
Shares sold
Investor Class	472,974	793,646
Class A	6,419	4,973
Class C	493	1,456
Class H	30,333	75,821
Shares issued from reinvestment of distributions
Investor Class	3,423	1,032
Class A	1,055	214
Class C	322	71
Class H	1,273	230
Shares redeemed
Investor Class	(491,543)	(904,401)
Class A	(9,232)	(12,690)
Class C	(1,382)	(4,333)
Class H	(29,390)	(149,365)
Net decrease in shares	(15,255)	(193,346)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 323

INVERSE GOVERNMENT LONG BOND STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Investor Class	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$192.41	$166.83	$133.30	$139.52	$114.58
Income (loss) from investment operations:
Net investment income (loss)[a]	7.65	8.64	(.15)	(3.89)	(1.30)
Net gain (loss) on investments (realized and unrealized)	7.22	19.22	33.68	(2.33)	26.68
Total from investment operations	14.87	27.86	33.53	(6.22)	25.38
Less distributions from:
Net investment income	(15.29)	(2.28)	—	—	(.44)
Total distributions	(15.29)	(2.28)	—	—	(.44)
Net asset value, end of period	$191.99	$192.41	$166.83	$133.30	$139.52

Total Return	7.82%	16.72%	25.15%	(4.46%)	22.19%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$10,169	$13,105	$29,663	$78,436	$36,863
Ratios to average net assets:
Net investment income (loss)	3.87%	4.62%	(0.09%)	(3.02%)	(2.46%)
Total expenses[b]	5.10%	4.75%	4.32%	3.31%	2.75%
Net expenses[c,d]	4.95%	4.63%	4.28%	3.29%	2.73%
Portfolio turnover rate	643%	662%	1,076%	2,058%	2,159%

Class A	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$182.11	$158.40	$126.88	$133.13	$109.61
Income (loss) from investment operations:
Net investment income (loss)[a]	6.88	7.77	.56	(3.77)	(1.09)
Net gain (loss) on investments (realized and unrealized)	6.71	18.22	30.96	(2.48)	25.05
Total from investment operations	13.59	25.99	31.52	(6.25)	23.96
Less distributions from:
Net investment income	(15.29)	(2.28)	—	—	(.44)
Total distributions	(15.29)	(2.28)	—	—	(.44)
Net asset value, end of period	$180.41	$182.11	$158.40	$126.88	$133.13

Total Return[e]	7.56%	16.42%	24.84%	(4.69%)	21.95%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,518	$2,862	$3,677	$4,385	$4,798
Ratios to average net assets:
Net investment income (loss)	3.69%	4.40%	0.37%	(3.11%)	(2.59%)
Total expenses[b]	5.34%	5.01%	4.61%	3.47%	2.97%
Net expenses[c,d]	5.18%	4.88%	4.56%	3.45%	2.94%
Portfolio turnover rate	643%	662%	1,076%	2,058%	2,159%

324 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE GOVERNMENT LONG BOND STRATEGY FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class C	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$152.14	$133.62	$107.86	$114.03	$94.64
Income (loss) from investment operations:
Net investment income (loss)[a]	4.57	5.42	(1.03)	(4.01)	(1.11)
Net gain (loss) on investments (realized and unrealized)	5.55	15.38	26.79	(2.16)	20.94
Total from investment operations	10.12	20.80	25.76	(6.17)	19.83
Less distributions from:
Net investment income	(15.29)	(2.28)	—	—	(.44)
Total distributions	(15.29)	(2.28)	—	—	(.44)
Net asset value, end of period	$146.97	$152.14	$133.62	$107.86	$114.03

Total Return[e]	6.75%	15.56%	23.88%	(5.41%)	21.00%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$479	$582	$886	$1,048	$1,500
Ratios to average net assets:
Net investment income (loss)	2.97%	3.64%	(0.79%)	(3.85%)	(3.32%)
Total expenses[b]	6.08%	5.76%	5.35%	4.22%	3.70%
Net expenses[c,d]	5.93%	5.64%	5.31%	4.19%	3.68%
Portfolio turnover rate	643%	662%	1,076%	2,058%	2,159%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 325

INVERSE GOVERNMENT LONG BOND STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class H	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$182.92	$159.09	$127.42	$133.70	$109.85
Income (loss) from investment operations:
Net investment income (loss)[a]	6.80	7.67	(.55)	(3.95)	(.98)
Net gain (loss) on investments (realized and unrealized)	6.86	18.44	32.22	(2.33)	25.27
Total from investment operations	13.66	26.11	31.67	(6.28)	24.29
Less distributions from:
Net investment income	(15.29)	(2.28)	—	—	(.44)
Total distributions	(15.29)	(2.28)	—	—	(.44)
Net asset value, end of period	$181.29	$182.92	$159.09	$127.42	$133.70

Total Return	7.56%	16.43%	24.85%	(4.70%)	22.18%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,146	$2,769	$14,072	$11,922	$7,472
Ratios to average net assets:
Net investment income (loss)	3.64%	4.37%	(0.36%)	(3.20%)	(2.62%)
Total expenses[b]	5.34%	4.99%	4.55%	3.49%	2.94%
Net expenses[c,d]	5.19%	4.88%	4.51%	3.47%	2.92%
Portfolio turnover rate	643%	662%	1,076%	2,058%	2,159%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]	Does not include expenses of the underlying funds in which the Fund invests.
[c]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[d]	Net expense includes expenses related to short sales. Excluding these expenses, the net expense ratios for the years presented would be:

	03/31/25	03/31/24	03/31/23	03/31/22	03/31/21
Investor Class	1.33%	1.37%	1.40%	1.39%	1.47%
Class A	1.58%	1.61%	1.64%	1.63%	1.73%
Class C	2.33%	2.36%	2.40%	2.38%	2.48%
Class H	1.59%	1.62%	1.65%	1.64%	1.73%

[e]	Total return does not reflect the impact of any applicable sales charges.

326 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS	March 31, 2025
HIGH YIELD STRATEGY FUND

	Shares	Value
MUTUAL FUNDS† - 16.7%
Guggenheim Strategy Fund III[1]	79,841	$1,990,438
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	133,249	1,336,487
Guggenheim Strategy Fund II1	53,173	1,321,874
Total Mutual Funds
(Cost $4,578,426)		4,648,799

	Face Amount
FEDERAL AGENCY NOTES†† - 32.3%
Federal Home Loan Bank
4.38% (SOFR + 0.04%, Rate Floor: 0.00%) due 06/20/25◊	$3,000,000	3,000,294
4.34% (SOFR, Rate Floor: 0.00%) due 07/03/25◊	2,000,000	2,000,016
4.36% (SOFR + 0.02%, Rate Floor: 0.00%) due 05/07/25◊	2,000,000	1,999,990
Federal Farm Credit Bank
4.36% (SOFR + 0.02%, Rate Floor: 0.00%) due 11/06/25◊	2,000,000	2,000,066
Total Federal Agency Notes
(Cost $9,000,000)		9,000,366

FEDERAL AGENCY DISCOUNT NOTES†† - 18.9%
Federal Home Loan Bank
4.22% due 05/02/25[2]	5,290,000	5,270,781
Total Federal Agency Discount Notes
(Cost $5,270,781)		5,270,781

U.S. TREASURY BILLS†† - 13.5%
U.S. Treasury Bills
4.22% due 05/06/25[2]	3,000,000	2,987,643
4.08% due 04/08/25[2,3]	782,000	781,354
Total U.S. Treasury Bills
(Cost $3,769,057)		3,768,997

REPURCHASE AGREEMENTS††,4 - 12.7%
J.P. Morgan Securities LLC issued 03/31/25 at 4.36% due 04/01/25[5]	2,008,678	2,008,678
BofA Securities, Inc. issued 03/31/25 at 4.35% due 04/01/25[5]	1,539,427	1,539,427
Total Repurchase Agreements
(Cost $3,548,105)		3,548,105

Total Investments - 94.1%
(Cost $26,166,369)		$26,237,048
Other Assets & Liabilities, net - 5.9%		1,634,423
Total Net Assets - 100.0%		$27,871,471

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 327

SCHEDULE OF INVESTMENTS (continued)	March 31, 2025
HIGH YIELD STRATEGY FUND

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Interest Rate Futures Contracts Purchased†
U.S. Treasury 5 Year Note Futures Contracts	249	Jun 2025	$26,960,086	$147,538

Centrally Cleared Credit Default Swap Agreements Protection Sold††
Counterparty	Exchange	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid	Unrealized Depreciation**
Barclays Bank plc	ICE	CDX.NA.HY.44.V1	5.00%	Quarterly	06/20/30	$18,750,000	$968,438	$1,101,520	$(133,082)
Goldman Sachs International	ICE	CDX.NA.HY.44.V1	5.00%	Quarterly	06/20/30	6,700,000	346,055	395,849	(49,794)
							$1,314,493	$1,497,369	$(182,876)

Total Return Swap Agreements
Counterparty	Reference Obligation	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Credit Index Swap Agreements††
BNP Paribas	iShares iBoxx $ High Yield Corporate Bond ETF	Pay	4.88% (Federal Funds Rate + 0.55%)	At Maturity	06/26/25	1,222	$96,419	$(244)
BNP Paribas	SPDR Bloomberg High Yield Bond ETF	Pay	4.88% (Federal Funds Rate + 0.55%)	At Maturity	06/26/25	1,788	170,405	(483)
Goldman Sachs International	iShares iBoxx $ High Yield Corporate Bond ETF	Pay	4.33% (Federal Funds Rate)	At Maturity	04/30/25	16,337	1,288,826	(8,495)
							$1,555,650	$(9,222)

**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
◊

Variable rate security. Rate indicated is the rate effective at March 31, 2025. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

[1]	Affiliated issuer.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as futures and credit default swap collateral at March 31, 2025.
[4]	Repurchase Agreements — See Note 6.
[5]	All or a portion of this security is pledged as equity index swap collateral at March 31, 2025.
CDX.NA.HY.44.V1 — Credit Default Swap North American High Yield Series 44 Index Version 1
ICE — Intercontinental Exchange
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

328 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (concluded)	March 31, 2025
HIGH YIELD STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$4,648,799	$—	$—	$4,648,799
Federal Agency Notes	—	9,000,366	—	9,000,366
Federal Agency Discount Notes	—	5,270,781	—	5,270,781
U.S. Treasury Bills	—	3,768,997	—	3,768,997
Repurchase Agreements	—	3,548,105	—	3,548,105
Interest Rate Futures Contracts**	147,538	—	—	147,538
Total Assets	$4,796,337	$21,588,249	$—	$26,384,586

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Credit Default Swap Agreements**	$—	$182,876	$—	$182,876
Credit Index Swap Agreements**	—	9,222	—	9,222
Total Liabilities	$—	$192,098	$—	$192,098

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short-term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2024 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000139834424022509/fp0090292-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the year ended March 31, 2025, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/24	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/25	Shares 03/31/25	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$1,308,049	$—	$—	$—	$13,825	$1,321,874	53,173	$74,309
Guggenheim Strategy Fund III	1,969,680	—	—	—	20,758	1,990,438	79,841	109,105
Guggenheim Ultra Short Duration Fund — Institutional Class	1,320,497	—	—	—	15,990	1,336,487	133,249	66,442
	$4,598,226	$—	$—	$—	$50,573	$4,648,799		$249,856

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 329

HIGH YIELD STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2025

Assets:
Investments in unaffiliated issuers, at value (cost $18,039,838)	$18,040,144
Investments in affiliated issuers, at value (cost $4,578,426)	4,648,799
Repurchase agreements, at value (cost $3,548,105)	3,548,105
Segregated cash with broker	430,661
Unamortized upfront premiums paid on credit default swap agreements	1,497,369
Receivables:
Interest	44,380
Protection fees on credit default swap agreements	42,417
Variation margin on futures contracts	21,399
Dividends	19,122
Total assets	28,292,396

Liabilities:
Segregated cash due to broker	308,748
Unrealized depreciation on OTC swap agreements	9,222
Payable for:
Variation margin on credit default swap agreements	27,744
Management fees	20,566
Transfer agent fees	13,024
Distribution and service fees	7,231
Portfolio accounting and administration fees	2,847
Fund shares redeemed	1,414
Swap settlement	1,118
Trustees’ fees*	360
Miscellaneous	28,651
Total liabilities	420,925
Net assets	$27,871,471

Net assets consist of:
Paid in capital	$39,444,229
Total distributable earnings (loss)	(11,572,758)
Net assets	$27,871,471
Class A:
Net assets	$3,525,199
Capital shares outstanding	29,284
Net asset value per share	$120.38
Maximum offering price per share (Net asset value divided by 95.25%)	$126.38
Class C:
Net assets	$476,427
Capital shares outstanding	4,866
Net asset value per share	$97.91
Class H:
Net assets	$23,869,845
Capital shares outstanding	198,411
Net asset value per share	$120.31

STATEMENT OF OPERATIONS
Year Ended March 31, 2025

Investment Income:
Dividends from securities of affiliated issuers	$249,856
Interest	1,482,962
Total investment income	1,732,818

Expenses:
Management fees	275,343
Distribution and service fees:
Class A	7,805
Class C	4,466
Class H	82,859
Transfer agent fees	79,988
Portfolio accounting and administration fees	56,007
Registration fees	46,295
Professional fees	17,389
Custodian fees	4,765
Trustees’ fees*	4,234
Line of credit fees	65
Miscellaneous	6,103
Total expenses	585,319
Less:
Expenses reimbursed by Adviser	(18,344)
Expenses waived by Adviser	(3,319)
Total waived expenses	(21,663)
Net expenses	563,656
Net investment income	1,169,162

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	395
Swap agreements	1,650,969
Futures contracts	(502,573)
Net realized gain	1,148,791
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(2,255)
Investments in affiliated issuers	50,573
Swap agreements	(253,765)
Futures contracts	53,810
Net change in unrealized appreciation (depreciation)	(151,637)
Net realized and unrealized gain	997,154
Net increase in net assets resulting from operations	$2,166,316

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

330 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

HIGH YIELD STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended March 31, 2025	Year Ended March 31, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,169,162	$1,337,382
Net realized gain on investments	1,148,791	2,497,595
Net change in unrealized appreciation (depreciation) on investments	(151,637)	(237,216)
Net increase in net assets resulting from operations	2,166,316	3,597,761

Distributions to shareholders:
Class A	(198,754)	(137,018)
Class C	(34,933)	(33,052)
Class H	(2,091,935)	(1,598,601)
Total distributions to shareholders	(2,325,622)	(1,768,671)

Capital share transactions:
Proceeds from sale of shares
Class A	1,452,134	1,827,822
Class C	351,315	785,584
Class H	201,007,649	136,262,338
Distributions reinvested
Class A	198,011	136,021
Class C	33,671	27,809
Class H	2,083,585	1,594,479
Cost of shares redeemed
Class A	(1,111,779)	(1,695,572)
Class C	(315,389)	(1,677,806)
Class H	(211,912,158)	(121,545,224)
Net increase (decrease) from capital share transactions	(8,212,961)	15,715,451
Net increase (decrease) in net assets	(8,372,267)	17,544,541

Net assets:
Beginning of year	36,243,738	18,699,197
End of year	$27,871,471	$36,243,738

Capital share activity:
Shares sold
Class A	11,911	15,897
Class C	3,479	8,108
Class H	1,613,119	1,177,645
Shares issued from reinvestment of distributions
Class A	1,644	1,178
Class C	343	289
Class H	17,313	13,812
Shares redeemed
Class A	(8,919)	(14,472)
Class C	(3,091)	(17,200)
Class H	(1,702,902)	(1,051,014)
Net increase (decrease) in shares	(67,103)	134,243

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 331

HIGH YIELD STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class A	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$121.29	$114.48	$117.11	$122.60	$108.68
Income (loss) from investment operations:
Net investment income (loss)[a]	3.92	3.96	1.41	(1.36)	(.55)
Net gain (loss) on investments (realized and unrealized)	3.87	7.66	(3.68)	(4.13)	14.47 [e]
Total from investment operations	7.79	11.62	(2.27)	(5.49)	13.92
Less distributions from:
Net investment income	(8.70)	(4.81)	(.36)	—	—
Total distributions	(8.70)	(4.81)	(.36)	—	—
Net asset value, end of period	$120.38	$121.29	$114.48	$117.11	$122.60

Total Return[b]	6.41%	10.33%	(1.89%)	(4.48%)	12.81%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,525	$2,990	$2,524	$2,962	$4,021
Ratios to average net assets:
Net investment income (loss)	3.18%	3.40%	1.28%	(1.10%)	(1.21%)
Total expenses[c]	1.59%	1.59%	1.54%	1.51%	1.60%
Net expenses[d]	1.53%	1.54%	1.52%	1.49%	1.57%
Portfolio turnover rate	—	—	—	40%	134%

Class C	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$100.93	$96.73	$99.75	$105.21	$93.96
Income (loss) from investment operations:
Net investment income (loss)[a]	2.48	2.49	.50	(1.97)	(.81)
Net gain (loss) on investments (realized and unrealized)	3.20	6.52	(3.16)	(3.49)	12.06 [e]
Total from investment operations	5.68	9.01	(2.66)	(5.46)	11.25
Less distributions from:
Net investment income	(8.70)	(4.81)	(.36)	—	—
Total distributions	(8.70)	(4.81)	(.36)	—	—
Net asset value, end of period	$97.91	$100.93	$96.73	$99.75	$105.21

Total Return[b]	5.62%	9.51%	(2.62%)	(5.19%)	11.97%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$476	$417	$1,251	$1,313	$2,136
Ratios to average net assets:
Net investment income (loss)	2.44%	2.55%	0.53%	(1.86%)	(1.96%)
Total expenses[c]	2.34%	2.33%	2.29%	2.26%	2.34%
Net expenses[d]	2.28%	2.30%	2.27%	2.24%	2.32%
Portfolio turnover rate	—	—	—	40%	134%

332 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

HIGH YIELD STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class H	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$121.22	$114.41	$117.03	$122.51	$108.54
Income (loss) from investment operations:
Net investment income (loss)[a]	3.95	3.98	1.61	(1.41)	(.47)
Net gain (loss) on investments (realized and unrealized)	3.84	7.64	(3.87)	(4.07)	14.44 [e]
Total from investment operations	7.79	11.62	(2.26)	(5.48)	13.97
Less distributions from:
Net investment income	(8.70)	(4.81)	(.36)	—	—
Total distributions	(8.70)	(4.81)	(.36)	—	—
Net asset value, end of period	$120.31	$121.22	$114.41	$117.03	$122.51

Total Return	6.41%	10.32%	(1.88%)	(4.47%)	12.87%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$23,870	$32,837	$14,924	$16,947	$19,835
Ratios to average net assets:
Net investment income (loss)	3.20%	3.41%	1.45%	(1.14%)	(1.23%)
Total expenses[c]	1.59%	1.58%	1.55%	1.51%	1.61%
Net expenses[d]	1.53%	1.54%	1.53%	1.49%	1.59%
Portfolio turnover rate	—	—	—	40%	134%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]	Total return does not reflect the impact of any applicable sales charges.
[c]	Does not include expenses of the underlying funds in which the Fund invests.
[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[e]

The amount shown for a share outstanding throughout the period does not agree with the aggregate net loss on investments for the year because of sales and purchases of fund shares in relation to fluctuating market value of the investments of the Fund.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 333

SCHEDULE OF INVESTMENTS	March 31, 2025
INVERSE HIGH YIELD STRATEGY FUND

	Shares	Value
MUTUAL FUNDS† - 11.7%
Guggenheim Strategy Fund II1	9,164	$227,829
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	22,678	227,461
Total Mutual Funds
(Cost $449,758)		455,290

	Face Amount
U.S. TREASURY BILLS†† - 1.1%
U.S. Treasury Bills
4.08% due 04/08/25[2,3]	$42,000	41,965
Total U.S. Treasury Bills
(Cost $41,966)		41,965

REPURCHASE AGREEMENTS††,4 - 82.0%
J.P. Morgan Securities LLC issued 03/31/25 at 4.36% due 04/01/25	1,801,071	1,801,071
BofA Securities, Inc. issued 03/31/25 at 4.35% due 04/01/25	1,380,319	1,380,319
Total Repurchase Agreements
(Cost $3,181,390)		3,181,390

Total Investments - 94.8%
(Cost $3,673,114)		$3,678,645
Other Assets & Liabilities, net - 5.2%		202,675
Total Net Assets - 100.0%		$3,881,320

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Interest Rate Futures Contracts Sold Short†
U.S. Treasury 5 Year Note Futures Contracts	36	Jun 2025	$3,897,844	$(19,030)

Centrally Cleared Credit Default Swap Agreements Protection Purchased††
Counterparty	Exchange	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums (Received)	Unrealized Appreciation**
Barclays Bank plc	ICE	CDX.NA.HY.44.V1	5.00%	Quarterly	06/20/30	$3,650,000	$(188,523)	$(210,288)	$21,765

**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer.
[2]	All or a portion of this security is pledged as futures collateral at March 31, 2025.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	Repurchase Agreements — See Note 6.
CDX.NA.HY.44.V1 — Credit Default Swap North American High Yield Series 44 Index Version 1
ICE — Intercontinental Exchange
plc — Public Limited Company

See Sector Classification in Other Information section.

334 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (concluded)	March 31, 2025
INVERSE HIGH YIELD STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$455,290	$—	$—	$455,290
U.S. Treasury Bills	—	41,965	—	41,965
Repurchase Agreements	—	3,181,390	—	3,181,390
Credit Default Swap Agreements**	—	21,765	—	21,765
Total Assets	$455,290	$3,245,120	$—	$3,700,410

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Interest Rate Futures Contracts**	$19,030	$—	$—	$19,030

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short-term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2024 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000139834424022509/fp0090292-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the year ended March 31, 2025, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/24	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/25	Shares 03/31/25	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$721,015	$—	$(500,000)	$2,072	$4,742	$227,829	9,164	$30,087
Guggenheim Ultra Short Duration Fund — Institutional Class	373,439	—	(150,000)	1,000	3,022	227,461	22,678	16,141
	$1,094,454	$—	$(650,000)	$3,072	$7,764	$455,290		$46,228

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 335

INVERSE HIGH YIELD STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2025

Assets:
Investments in unaffiliated issuers, at value (cost $41,966)	$41,965
Investments in affiliated issuers, at value (cost $449,758)	455,290
Repurchase agreements, at value (cost $3,181,390)	3,181,390
Segregated cash with broker	420,804
Receivables:
Variation margin on credit default swap agreements	3,981
Fund shares sold	2,142
Dividends	1,795
Interest	386
Total assets	4,107,753

Liabilities:
Unamortized upfront premiums received on credit default swap agreements	210,288
Payable for:
Protection fees on credit default swap agreements	6,083
Variation margin on futures contracts	3,094
Management fees	1,688
Transfer agent fees	995
Fund shares redeemed	757
Distribution and service fees	583
Portfolio accounting and administration fees	237
Trustees’ fees*	33
Miscellaneous	2,675
Total liabilities	226,433
Net assets	$3,881,320

Net assets consist of:
Paid in capital	$15,023,139
Total distributable earnings (loss)	(11,141,819)
Net assets	$3,881,320
Class A:
Net assets	$331,011
Capital shares outstanding	6,791
Net asset value per share	$48.74
Maximum offering price per share (Net asset value divided by 95.25%)	$51.17
Class C:
Net assets	$8,428
Capital shares outstanding	199
Net asset value per share	$42.41
Class H:
Net assets	$3,541,881
Capital shares outstanding	70,907
Net asset value per share	$49.95

STATEMENT OF OPERATIONS
Year Ended March 31, 2025

Investment Income:
Dividends from securities of affiliated issuers	$46,228
Interest	193,536
Total investment income	239,764

Expenses:
Management fees	36,490
Distribution and service fees
Class A	663
Class C	191
Class H	11,452
Transfer agent fees	10,330
Registration fees	8,194
Portfolio accounting and administration fees	7,422
Trustees’ fees*	716
Custodian fees	706
Miscellaneous	57
Total expenses	76,221
Less:
Expenses reimbursed by Adviser	(2,431)
Expenses waived by Adviser	(797)
Total waived expenses	(3,228)
Net expenses	72,993
Net investment income	166,771

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	4
Investments in affiliated issuers	3,072
Swap agreements	(284,012)
Futures contracts	65,584
Net realized loss	(215,352)
Net change in unrealized appreciation (depreciation) on:
Investments in affiliated issuers	7,764
Swap agreements	34,987
Futures contracts	(854)
Net change in unrealized appreciation (depreciation)	41,897
Net realized and unrealized loss	(173,455)
Net decrease in net assets resulting from operations	$(6,684)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

336 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE HIGH YIELD STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended March 31, 2025	Year Ended March 31, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment income	$166,771	$397,509
Net realized loss on investments	(215,352)	(1,040,432)
Net change in unrealized appreciation (depreciation) on investments	41,897	490,522
Net decrease in net assets resulting from operations	(6,684)	(152,401)

Capital share transactions:
Proceeds from sale of shares
Class A	189,227	149,996
Class C	19,378	14,129
Class H	37,379,350	37,702,557
Cost of shares redeemed
Class A	(92,138)	(259,305)
Class C	(34,610)	(73,793)
Class H	(39,938,489)	(49,378,394)
Net decrease from capital share transactions	(2,477,282)	(11,844,810)
Net decrease in net assets	(2,483,966)	(11,997,211)

Net assets:
Beginning of year	6,365,286	18,362,497
End of year	$3,881,320	$6,365,286

Capital share activity:
Shares sold
Class A	3,901	2,986
Class C	454	320
Class H	747,220	732,244
Shares redeemed
Class A	(1,904)	(5,233)
Class C	(826)	(1,679)
Class H	(799,089)	(960,166)
Net decrease in shares	(50,244)	(231,528)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 337

INVERSE HIGH YIELD STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class A	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$48.49	$49.81	$49.19	$50.15	$62.01
Income (loss) from investment operations:
Net investment income (loss)[a]	1.62	1.72	(.01)	(.64)	(.68)
Net gain (loss) on investments (realized and unrealized)	(1.37)	(3.04)	.63 [e]	.82	(7.31)
Total from investment operations	.25	(1.32)	.62	.18	(7.99)
Less distributions from:
Net investment income	—	—	—	(1.14)	(3.87)
Total distributions	—	—	—	(1.14)	(3.87)
Net asset value, end of period	$48.74	$48.49	$49.81	$49.19	$50.15

Total Return[b]	0.52%	(2.65%)	1.26%	0.47%	(12.88%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$331	$232	$351	$238	$5,612
Ratios to average net assets:
Net investment income (loss)	3.34%	3.43%	(0.02%)	(1.31%)	(1.28%)
Total expenses[c]	1.56%	1.58%	1.55%	1.50%	1.56%
Net expenses[d]	1.48%	1.54%	1.55%	1.49%	1.54%
Portfolio turnover rate	—	—	—	344%	438%

Class C	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$42.50	$44.00	$43.75	$44.74	$56.62
Income (loss) from investment operations:
Net investment income (loss)[a]	1.14	1.17	.01	(.81)	(.90)
Net gain (loss) on investments (realized and unrealized)	(1.23)	(2.67)	.24 [e]	.96	(7.11)
Total from investment operations	(.09)	(1.50)	.25	.15	(8.01)
Less distributions from:
Net investment income	—	—	—	(1.14)	(3.87)
Total distributions	—	—	—	(1.14)	(3.87)
Net asset value, end of period	$42.41	$42.50	$44.00	$43.75	$44.74

Total Return[b]	(0.21%)	(3.41%)	0.57%	0.45%	(14.23%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$8	$24	$85	$119	$162
Ratios to average net assets:
Net investment income (loss)	2.69%	2.64%	0.01%	(1.88%)	(1.78%)
Total expenses[c]	2.32%	2.33%	2.29%	2.26%	2.36%
Net expenses[d]	2.25%	2.29%	2.29%	2.22%	2.31%
Portfolio turnover rate	—	—	—	344%	438%

338 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE HIGH YIELD STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class H	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$49.75	$51.12	$50.44	$50.99	$63.45
Income (loss) from investment operations:
Net investment income (loss)[a]	1.72	1.75	.47	(.68)	(.74)
Net gain (loss) on investments (realized and unrealized)	(1.52)	(3.12)	.21 [e]	1.27	(7.85)
Total from investment operations	.20	(1.37)	.68	.59	(8.59)
Less distributions from:
Net investment income	—	—	—	(1.14)	(3.87)
Total distributions	—	—	—	(1.14)	(3.87)
Net asset value, end of period	$49.95	$49.75	$51.12	$50.44	$50.99

Total Return	0.40%	(2.68%)	1.35%	1.27%	(13.58%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,542	$6,109	$17,927	$6,706	$3,719
Ratios to average net assets:
Net investment income (loss)	3.44%	3.39%	0.88%	(1.35%)	(1.26%)
Total expenses[c]	1.56%	1.58%	1.54%	1.52%	1.62%
Net expenses[d]	1.50%	1.55%	1.53%	1.51%	1.60%
Portfolio turnover rate	—	—	—	344%	438%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]	Total return does not reflect the impact of any applicable sales charges.
[c]	Does not include expenses of the underlying funds in which the Fund invests.
[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[e]

The amount shown for a share outstanding throughout the period does not agree with the aggregate net loss on investments for the year because of the sales and purchases of fund shares in relation to fluctuating market value of the investments of the Fund.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 339

SCHEDULE OF INVESTMENTS	March 31, 2025
EMERGING MARKETS 2x STRATEGY FUND

	Shares	Value
COMMON STOCKS† - 45.9%

Communications - 15.4%
Alibaba Group Holding Ltd. ADR	3,599	$475,896
PDD Holdings, Inc. ADR*	1,122	132,789
JD.com, Inc. ADR	3,065	126,033
Trip.com Group Ltd. ADR	1,127	71,655
Baidu, Inc. ADR*	612	56,322
Chunghwa Telecom Company Ltd. ADR	829	32,505
America Movil SAB de CV ADR	1,813	25,781
Tencent Music Entertainment Group ADR	1,451	20,909
Full Truck Alliance Company Ltd. ADR	1,563	19,959
Telkom Indonesia Persero Tbk PT ADR	945	13,957
Bilibili, Inc. ADR*	611	11,676
Vipshop Holdings Ltd. ADR	728	11,415
Total Communications		998,897

Technology - 13.6%
Taiwan Semiconductor Manufacturing Company Ltd. ADR	3,516	583,656
Infosys Ltd. ADR	7,577	138,280
NetEase, Inc. ADR	768	79,042
United Microelectronics Corp. ADR[1]	5,015	35,857
ASE Technology Holding Company Ltd. ADR	3,696	32,377
Wipro Ltd. ADR	6,223	19,043
Total Technology		888,255

Financial - 8.1%
HDFC Bank Ltd. ADR	3,280	217,924
ICICI Bank Ltd. ADR	4,869	153,471
KB Financial Group, Inc. ADR	754	40,799
Shinhan Financial Group Company Ltd. ADR	1,015	32,561
KE Holdings, Inc. ADR	1,423	28,588
Banco Bradesco S.A. ADR	11,066	24,677
Woori Financial Group, Inc. ADR	461	15,388
Banco de Chile ADR	504	13,351
Total Financial		526,759

Basic Materials - 2.7%
Vale S.A. ADR	7,685	76,696
Gold Fields Ltd. ADR	1,922	42,457
POSCO Holdings, Inc. ADR	617	29,326
Harmony Gold Mining Company Ltd. ADR	1,176	17,370
Suzano S.A. ADR	1,459	13,554
Total Basic Materials		179,403

Consumer, Non-cyclical - 2.2%
BeiGene Ltd. ADR*	142	38,648
Fomento Economico Mexicano SAB de CV ADR	378	36,885
Ambev S.A. ADR	9,130	21,273
Dr Reddy’s Laboratories Ltd. ADR	1,354	17,860
TAL Education Group ADR*	1,220	16,116
New Oriental Education & Technology Group, Inc. ADR	253	12,096
Total Consumer, Non-cyclical		142,878

Consumer, Cyclical - 1.4%
Li Auto, Inc. ADR*	1,295	32,634
XPeng, Inc. ADR*	1,415	29,319
NIO, Inc. ADR*,1	4,025	15,335
H World Group Ltd. ADR	373	13,805
Total Consumer, Cyclical		91,093

Industrial - 1.1%
Cemex SAB de CV ADR	3,547	19,899
Embraer S.A. ADR*	378	17,463
ZTO Express Cayman, Inc. ADR	815	16,170
Grupo Aeroportuario del Pacifico SAB de CV ADR	86	15,954
Total Industrial		69,486

Energy - 0.9%
Petroleo Brasileiro S.A. ADR	3,995	57,288

Utilities - 0.5%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP ADR	903	16,128
Centrais Eletricas Brasileiras S.A. ADR[1]	2,135	15,158
Total Utilities		31,286

Total Common Stocks
(Cost $2,483,344)		2,985,345

PREFERRED STOCKS† - 1.9%
Financial - 1.0%
Itau Unibanco Holding S.A. ADR	11,323	62,276

Energy - 0.9%
Petroleo Brasileiro S.A. ADR	4,514	58,862
Total Preferred Stocks
(Cost $102,830)		121,138

	Face Amount
REPURCHASE AGREEMENTS††,2 - 57.0%
J.P. Morgan Securities LLC issued 03/31/25 at 4.36% due 04/01/25[3]	$2,096,964	2,096,964
BofA Securities, Inc. issued 03/31/25 at 4.35% due 04/01/25[3]	1,607,088	1,607,088
Total Repurchase Agreements
(Cost $3,704,052)		3,704,052

SECURITIES LENDING COLLATERAL†,4 - 0.7%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.27%[5]	48,559	$48,559
Total Securities Lending Collateral
(Cost $48,559)		48,559

Total Investments - 105.5%
(Cost $6,338,785)		$6,859,094

340 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	March 31, 2025
EMERGING MARKETS 2x STRATEGY FUND

Shares	Value
Other Assets & Liabilities, net - (5.5)%	(359,384)
Total Net Assets - 100.0%	$6,499,710

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements††
BNP Paribas	S&P Emerging 50 ADR Index	Pay	4.93% (Federal Funds Rate + 0.60%)	At Maturity	06/26/25	332	$1,059,259	$(15,089)
Goldman Sachs International	S&P Emerging 50 ADR Index	Pay	4.83% (Federal Funds Rate + 0.50%)	At Maturity	06/25/25	2,755	8,780,656	(207,591)
							$9,839,915	$(222,680)

*	Non-income producing security.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at March 31, 2025 — See Note 7.
[2]	Repurchase Agreements — See Note 6.
[3]	All or a portion of this security is pledged as equity index swap collateral at March 31, 2025.
[4]	Securities lending collateral — See Note 7.
[5]	Rate indicated is the 7-day yield as of March 31, 2025.
ADR — American Depositary Receipt

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 341

SCHEDULE OF INVESTMENTS (concluded)	March 31, 2025
EMERGING MARKETS 2x STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$2,985,345	$—	$—	$2,985,345
Preferred Stocks	121,138	—	—	121,138
Repurchase Agreements	—	3,704,052	—	3,704,052
Securities Lending Collateral	48,559	—	—	48,559
Total Assets	$3,155,042	$3,704,052	$—	$6,859,094

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements**	$—	$222,680	$—	$222,680

**	This derivative is reported as unrealized appreciation/depreciation at period end.

342 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

EMERGING MARKETS 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2025

Assets:
Investments, at value - including $48,898 of securities loaned (cost $2,634,733)	$3,155,042
Repurchase agreements, at value (cost $3,704,052)	3,704,052
Receivables:
Fund shares sold	222,886
Dividends	3,231
Interest	448
Securities lending income	189
Foreign tax reclaims	38
Total assets	7,085,886

Liabilities:
Overdraft due to custodian bank	53
Unrealized depreciation on OTC swap agreements	222,680
Payable for:
Fund shares redeemed	260,410
Return of securities lending collateral	48,559
Swap settlement	39,954
Management fees	5,280
Transfer agent fees	2,377
Distribution and service fees	1,558
Portfolio accounting and administration fees	617
Trustees’ fees*	49
Miscellaneous	4,639
Total liabilities	586,176
Net assets	$6,499,710

Net assets consist of:
Paid in capital	$23,073,692
Total distributable earnings (loss)	(16,573,982)
Net assets	$6,499,710
Class A:
Net assets	$158,005
Capital shares outstanding	2,405
Net asset value per share	$65.70
Maximum offering price per share (Net asset value divided by 95.25%)	$68.98
Class C:
Net assets	$147,901
Capital shares outstanding	2,494
Net asset value per share	$59.30
Class H:
Net assets	$6,193,804
Capital shares outstanding	94,660
Net asset value per share	$65.43

STATEMENT OF OPERATIONS
Year Ended March 31, 2025

Investment Income:
Dividends (net of foreign withholding tax of $1,309)	$37,324
Interest	109,741
Income from securities lending, net	909
Total investment income	147,974

Expenses:
Management fees	33,369
Distribution and service fees:
Class A	512
Class C	1,653
Class H	8,348
Transfer agent fees	8,505
Portfolio accounting and administration fees	7,605
Registration fees	4,239
Interest Expense	1,742
Professional fees	1,547
Custodian fees	660
Trustees’ fees*	341
Miscellaneous	3,060
Total expenses	71,581
Less:
Expenses reimbursed by Adviser	(3,706)
Net expenses	67,875
Net investment income	80,099

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(199,465)
Swap agreements	(666,390)
Net realized loss	(865,855)
Net change in unrealized appreciation (depreciation) on:
Investments	79,942
Swap agreements	(156,806)
Net change in unrealized appreciation (depreciation)	(76,864)
Net realized and unrealized loss	(942,719)
Net decrease in net assets resulting from operations	$(862,620)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 343

EMERGING MARKETS 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended March 31, 2025	Year Ended March 31, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment income	$80,099	$85,880
Net realized gain (loss) on investments	(865,855)	382,168
Net change in unrealized appreciation (depreciation) on investments	(76,864)	(9,018)
Net increase (decrease) in net assets resulting from operations	(862,620)	459,030

Distributions to shareholders:
Class A	(6,735)	(5,559)
Class C	(5,198)	(1,980)
Class H	(85,935)	(118,887)
Total distributions to shareholders	(97,868)	(126,426)

Capital share transactions:
Proceeds from sale of shares
Class A	570,811	1,709,814
Class C	189,933	71,088
Class H	132,228,865	95,653,191
Distributions reinvested
Class A	6,735	5,559
Class C	4,275	1,880
Class H	83,123	118,161
Cost of shares redeemed
Class A	(640,770)	(1,844,361)
Class C	(204,354)	(98,102)
Class H	(127,773,393)	(96,053,650)
Net increase (decrease) from capital share transactions	4,465,225	(436,420)
Net increase (decrease) in net assets	3,504,737	(103,816)

Net assets:
Beginning of year	2,994,973	3,098,789
End of year	$6,499,710	$2,994,973

Capital share activity:
Shares sold
Class A	9,093	31,716
Class C	3,409	1,483
Class H	2,082,667	1,824,086
Shares issued from reinvestment of distributions
Class A	109	108
Class C	76	40
Class H	1,350	2,291
Shares redeemed
Class A	(10,337)	(35,082)
Class C	(3,125)	(2,027)
Class H	(2,037,183)	(1,826,338)
Net increase (decrease) in shares	46,059	(3,723)

344 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

EMERGING MARKETS 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class A	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$56.30	$54.39	$68.28	$116.33	$44.29
Income (loss) from investment operations:
Net investment income (loss)[a]	1.61	1.36	.89	(.03)	(.94)
Net gain (loss) on investments (realized and unrealized)	10.04 [d]	1.76	(14.78)	(48.02)	72.98
Total from investment operations	11.65	3.12	(13.89)	(48.05)	72.04
Less distributions from:
Net investment income	(2.25)	(1.21)	—	—	—
Total distributions	(2.25)	(1.21)	—	—	—
Net asset value, end of period	$65.70	$56.30	$54.39	$68.28	$116.33

Total Return[b]	20.96%	5.93%	(20.35%)	(41.30%)	162.66%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$158	$199	$370	$193	$647
Ratios to average net assets:
Net investment income (loss)	2.55%	2.58%	1.67%	(0.03%)	(1.10%)
Total expenses	1.89%	1.91%	1.85%	1.75%	1.83%
Net expenses[c]	1.79%	1.84%	1.82%	1.75%	1.83%
Portfolio turnover rate	925%	905%	416%	266%	632%

Class C	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$51.39	$50.17	$63.47	$108.94	$41.79
Income (loss) from investment operations:
Net investment income (loss)[a]	.99	.79	.69	(.48)	(1.69)
Net gain (loss) on investments (realized and unrealized)	9.17 [d]	1.64	(13.99)	(44.99)	68.84
Total from investment operations	10.16	2.43	(13.30)	(45.47)	67.15
Less distributions from:
Net investment income	(2.25)	(1.21)	—	—	—
Total distributions	(2.25)	(1.21)	—	—	—
Net asset value, end of period	$59.30	$51.39	$50.17	$63.47	$108.94

Total Return[b]	20.05%	5.07%	(20.97%)	(41.74%)	160.68%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$148	$110	$132	$311	$449
Ratios to average net assets:
Net investment income (loss)	1.73%	1.64%	1.43%	(0.55%)	(1.95%)
Total expenses	2.64%	2.68%	2.57%	2.50%	2.57%
Net expenses[c]	2.54%	2.60%	2.54%	2.50%	2.57%
Portfolio turnover rate	925%	905%	416%	266%	632%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 345

EMERGING MARKETS 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class H	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$56.16	$54.34	$68.26	$116.30	$44.29
Income (loss) from investment operations:
Net investment income (loss)[a]	1.34	1.32	1.20	.01	(1.28)
Net gain (loss) on investments (realized and unrealized)	10.18 [d]	1.71	(15.12)	(48.05)	73.29
Total from investment operations	11.52	3.03	(13.92)	(48.04)	72.01
Less distributions from:
Net investment income	(2.25)	(1.21)	—	—	—
Total distributions	(2.25)	(1.21)	—	—	—
Net asset value, end of period	$65.43	$56.16	$54.34	$68.26	$116.30

Total Return	20.75%	5.78%	(20.41%)	(41.31%)	162.59%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6,194	$2,686	$2,597	$2,810	$6,808
Ratios to average net assets:
Net investment income (loss)	2.16%	2.53%	2.35%	0.01%	(1.29%)
Total expenses	1.90%	1.93%	1.82%	1.75%	1.81%
Net expenses[c]	1.80%	1.85%	1.79%	1.75%	1.81%
Portfolio turnover rate	925%	905%	416%	266%	632%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]	Total return does not reflect the impact of any applicable sales charges.
[c]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[d]

The amount shown for a share outstanding throughout the period does not agree with the aggregate net loss on investments for the year because of the sales and purchases of fund shares in relation to fluctuating market value of the investments of the Fund.

346 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS	March 31, 2025
INVERSE EMERGING MARKETS 2x STRATEGY FUND

	Face Amount	Value
REPURCHASE AGREEMENTS††,1 - 146.3%
J.P. Morgan Securities LLC issued 03/31/25 at 4.36% due 04/01/25[2]	$114,535	$114,535
BofA Securities, Inc. issued 03/31/25 at 4.35% due 04/01/25[2]	87,778	87,778
Total Repurchase Agreements
(Cost $202,313)		202,313

Total Investments - 146.3%
(Cost $202,313)		$202,313
Other Assets & Liabilities, net - (46.3)%		(63,981)
Total Net Assets - 100.0%		$138,332

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements Sold Short††
Goldman Sachs International	S&P Emerging 50 ADR Index	Receive	3.83% (Federal Funds Rate - 0.50%)	At Maturity	06/25/25	44	$141,142	$3,523
BNP Paribas	S&P Emerging 50 ADR Index	Receive	4.13% (Federal Funds Rate - 0.20%)	At Maturity	06/26/25	42	133,359	1,900
							$274,501	$5,423

††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreements — See Note 6.
[2]	All or a portion of this security is pledged as equity index swap collateral at March 31, 2025.

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 347

SCHEDULE OF INVESTMENTS (concluded)	March 31, 2025
INVERSE EMERGING MARKETS 2x STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Repurchase Agreements	$—	$202,313	$—	$202,313
Equity Index Swap Agreements**	—	5,423	—	5,423
Total Assets	$—	$207,736	$—	$207,736

**	This derivative is reported as unrealized appreciation/depreciation at period end.

348 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE EMERGING MARKETS 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2025

Assets:
Repurchase agreements, at value (cost $202,313)	202,313
Unrealized appreciation on OTC swap agreements	5,423
Receivables:
Swap settlement	1,755
Interest	24
Total assets	209,515

Liabilities:
Payable for:
Fund shares redeemed	70,188
Management fees	307
Transfer agent fees	169
Distribution and service fees	88
Portfolio accounting and administration fees	36
Trustees’ fees*	4
Miscellaneous	391
Total liabilities	71,183
Net assets	$138,332

Net assets consist of:
Paid in capital	$20,261,724
Total distributable earnings (loss)	(20,123,392)
Net assets	$138,332
Class A:
Net assets	$3,993
Capital shares outstanding	27
Net asset value per share	$147.89
Maximum offering price per share (Net asset value divided by 95.25%)	$155.27
Class C:
Net assets	$3,546
Capital shares outstanding	25
Net asset value per share	$141.84
Class H:
Net assets	$130,793
Capital shares outstanding	890
Net asset value per share	$146.96

STATEMENT OF OPERATIONS
Year Ended March 31, 2025

Investment Income:
Interest	$17,865
Other income	23
Total investment income	17,888

Expenses:
Management fees	3,206
Distribution and service fees:
Class A	104
Class C	64
Class H	775
Transfer agent fees	812
Portfolio accounting and administration fees	734
Professional fees	166
Custodian fees	46
Trustees’ fees*	36
Miscellaneous	599
Total expenses	6,542
Less:
Expenses reimbursed by Adviser	(354)
Net expenses	6,188
Net investment income	11,700

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Swap agreements	(109,206)
Net realized loss	(109,206)
Net change in unrealized appreciation (depreciation) on:
Swap agreements	(10,844)
Net change in unrealized appreciation (depreciation)	(10,844)
Net realized and unrealized loss	(120,050)
Net decrease in net assets resulting from operations	$(108,350)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 349

INVERSE EMERGING MARKETS 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended March 31, 2025	Year Ended March 31, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment income	$11,700	$16,213
Net realized loss on investments	(109,206)	(134,331)
Net change in unrealized appreciation (depreciation) on investments	(10,844)	26,165
Net decrease in net assets resulting from operations	(108,350)	(91,953)

Distributions to shareholders:
Class A	(249)	(185)
Class C	(223)	(169)
Class H	(10,862)	(14,212)
Total distributions to shareholders	(11,334)	(14,566)

Capital share transactions:
Proceeds from sale of shares
Class A	777,225	460,042
Class C	85,770	17,007
Class H	21,195,738	25,735,086
Distributions reinvested
Class A	249	185
Class C	223	169
Class H	10,752	14,168
Cost of shares redeemed
Class A	(810,540)	(406,762)
Class C	(85,277)	(17,060)
Class H	(21,280,410)	(25,809,602)
Net decrease from capital share transactions	(106,270)	(6,767)
Net decrease in net assets	(225,954)	(113,286)

Net assets:
Beginning of year	364,286	477,572
End of year	$138,332	$364,286

Capital share activity*:
Shares sold
Class A	4,463	1,847
Class C	547	71
Class H	119,452	99,627
Shares issued from reinvestment of distributions
Class A	2	1
Class C	1	1
Class H	65	57
Shares redeemed
Class A	(4,713)	(1,598)
Class C	(547)	(71)
Class H	(119,976)	(100,062)
Net decrease in shares	(706)	(127)

*	Reverse share split - Capital share activity has been restated to reflect a 1:20 reverse share split effective February 24, 2025. See Note 11 in the Notes to Financial Statements.

350 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE EMERGING MARKETS 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class A	Year Ended March 31, 2025[d]	Year Ended March 31, 2024[d]	Year Ended March 31, 2023[d]	Year Ended March 31, 2022[d]	Year Ended March 31, 2021[d]
Per Share Data
Net asset value, beginning of period	$219.27	$265.61	$300.57	$248.83	$934.09
Income (loss) from investment operations:
Net investment income (loss)[a]	5.37	9.40	2.20	(4.60)	(10.80)
Net gain (loss) on investments (realized and unrealized)	(67.30)	(48.34)	(37.16)	56.34	(674.46)
Total from investment operations	(61.93)	(38.94)	(34.96)	51.74	(685.26)
Less distributions from:
Net investment income	(9.45)	(7.40)	—	—	—
Total distributions	(9.45)	(7.40)	—	—	—
Net asset value, end of period	$147.89	$219.27	$265.61	$300.57	$248.83

Total Return[b]	(29.83%)	(15.06%)	(11.64%)	20.82%	(73.37%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4	$60	$7	$14	$2
Ratios to average net assets:
Net investment income (loss)	3.21%	3.72%	0.65%	(1.86%)	(1.81%)
Total expenses	1.86%	1.82%	2.00%	1.87%	1.86%
Net expenses[c]	1.76%	1.75%	1.97%	1.87%	1.86%
Portfolio turnover rate	—	—	—	—	—

Class C	Year Ended March 31, 2025[d]	Year Ended March 31, 2024[d]	Year Ended March 31, 2023[d]	Year Ended March 31, 2022[d]	Year Ended March 31, 2021[d]
Per Share Data
Net asset value, beginning of period	$215.46	$262.83	$300.43	$248.01	$936.48
Income (loss) from investment operations:
Net investment income (loss)[a]	4.78	7.80	.20	(7.20)	(13.80)
Net gain (loss) on investments (realized and unrealized)	(68.95)	(47.77)	(37.80)	59.62	(674.67)
Total from investment operations	(64.17)	(39.97)	(37.60)	52.42	(688.47)
Less distributions from:
Net investment income	(9.45)	(7.40)	—	—	—
Total distributions	(9.45)	(7.40)	—	—	—
Net asset value, end of period	$141.84	$215.46	$262.83	$300.43	$248.01

Total Return[b]	(30.36%)	(15.60%)	(12.52%)	21.13%	(73.52%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4	$5	$6	$7	$6
Ratios to average net assets:
Net investment income (loss)	2.79%	3.08%	0.08%	(2.44%)	(2.62%)
Total expenses	2.62%	2.59%	2.76%	2.48%	2.66%
Net expenses[c]	2.53%	2.51%	2.73%	2.48%	2.66%
Portfolio turnover rate	—	—	—	—	—

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 351

INVERSE EMERGING MARKETS 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class H	Year Ended March 31, 2025[d]	Year Ended March 31, 2024[d]	Year Ended March 31, 2023[d]	Year Ended March 31, 2022[d]	Year Ended March 31, 2021[d]
Per Share Data
Net asset value, beginning of period	$221.54	$269.12	$303.40	$250.77	$927.73
Income (loss) from investment operations:
Net investment income (loss)[a]	5.60	8.60	2.20	(4.60)	(8.40)
Net gain (loss) on investments (realized and unrealized)	(70.73)	(48.78)	(36.48)	57.23	(668.56)
Total from investment operations	(65.13)	(40.18)	(34.28)	52.63	(676.96)
Less distributions from:
Net investment income	(9.45)	(7.40)	—	—	—
Total distributions	(9.45)	(7.40)	—	—	—
Net asset value, end of period	$146.96	$221.54	$269.12	$303.40	$250.77

Total Return	(29.89%)	(15.24%)	(11.27%)	20.97%	(72.97%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$131	$299	$465	$1,265	$400
Ratios to average net assets:
Net investment income (loss)	3.31%	3.61%	0.66%	(1.70%)	(1.85%)
Total expenses	1.82%	1.83%	2.01%	1.75%	1.89%
Net expenses[c]	1.72%	1.75%	1.97%	1.75%	1.89%
Portfolio turnover rate	—	—	—	—	—

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]	Total return does not reflect the impact of any applicable sales charges.
[c]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[d]	Reverse share split — Per share amounts have been restated to reflect a 1:20 reverse share split effective February 24, 2025. See Note 11 in the Notes to Financial Statements.

352 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS	March 31, 2025
EUROPE 1.25x STRATEGY FUND

	Shares	Value
COMMON STOCKS† - 44.7%

Consumer, Non-cyclical - 15.1%
Nestle S.A. ADR	2,930	$296,428
Roche Holding AG ADR[1]	6,273	258,134
AstraZeneca plc ADR	3,463	254,531
Novo Nordisk A/S ADR[1]	3,561	247,276
Novartis AG ADR	2,205	245,813
Unilever plc ADR	2,871	170,968
Sanofi S.A. ADR	2,627	145,693
RELX plc ADR	2,108	106,264
L’Oreal S.A. ADR	1,347	100,163
EssilorLuxottica S.A. ADR	692	99,717
GSK plc ADR[1]	2,389	92,550
British American Tobacco plc ADR	2,205	91,221
Anheuser-Busch InBev S.A. ADR	1,147	70,610
Diageo plc ADR	619	64,865
Total Consumer, Non-cyclical		2,244,233

Financial - 9.1%
HSBC Holdings plc ADR[1]	3,951	226,906
Allianz SE ADR	4,321	165,235
Banco Santander S.A. ADR	17,107	114,617
Zurich Insurance Group AG ADR[1]	3,273	114,130
UBS Group AG	3,548	108,675
BNP Paribas S.A. ADR	2,378	99,305
UniCredit SpA ADR	3,471	97,396
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen ADR	7,493	94,786
AXA S.A. ADR	2,083	89,007
London Stock Exchange Group plc ADR	2,259	85,209
Intesa Sanpaolo SpA ADR	2,724	84,172
ING Groep N.V. ADR	3,518	68,918
Total Financial		1,348,356

Industrial - 5.0%
Siemens AG ADR[1]	1,682	194,069
Schneider Electric SE ADR	3,212	147,495
Airbus SE ADR	2,627	115,825
Safran S.A. ADR	1,673	110,786
ABB Ltd. ADR	1,780	92,809
Vinci S.A. ADR	2,600	81,874
Total Industrial		742,858

Technology - 4.0%
SAP SE ADR	1,143	306,827
ASML Holding N.V. — Class G	440	291,557
Total Technology		598,384

Energy - 3.5%
Shell plc ADR	3,383	247,906
TotalEnergies SE ADR	2,535	163,989
BP plc ADR	3,078	104,006
Total Energy		515,901

Consumer, Cyclical - 2.9%
LVMH Moet Hennessy Louis Vuitton SE ADR	1,422	176,143
Cie Financiere Richemont S.A. ADR	6,021	104,464
Hermes International SCA ADR	392	102,716
Mercedes-Benz Group AG ADR	3,230	47,255
Total Consumer, Cyclical		430,578

Basic Materials - 1.9%
Air Liquide S.A. ADR	3,238	123,109
Rio Tinto plc ADR	1,201	72,156
BASF SE ADR	3,993	49,713
Glencore plc ADR*	5,575	40,753
Total Basic Materials		285,731

Utilities - 1.7%
Iberdrola S.A. ADR	1,644	106,022
National Grid plc ADR	1,141	74,861
Enel SpA ADR	8,721	70,291
Total Utilities		251,174

Communications - 1.5%
Deutsche Telekom AG ADR	4,039	149,726
Prosus N.V. ADR	7,428	68,783
Total Communications		218,509

Total Common Stocks
(Cost $6,506,084)		6,635,724

MUTUAL FUNDS† - 0.9%
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	7,027	70,482
Guggenheim Strategy Fund II2	2,760	68,625
Total Mutual Funds
(Cost $138,225)		139,107

	Face Amount
U.S. TREASURY BILLS†† - 1.4%
U.S. Treasury Bills
4.08% due 04/08/25[3,4]	$207,000	206,829
Total U.S. Treasury Bills
(Cost $206,830)		206,829

REPURCHASE AGREEMENTS††,5 - 47.9%
J.P. Morgan Securities LLC issued 03/31/25 at 4.36% due 04/01/25	4,030,465	4,030,465
BofA Securities, Inc. issued 03/31/25 at 4.35% due 04/01/25	3,088,899	3,088,899
Total Repurchase Agreements
(Cost $7,119,364)		7,119,364

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 353

SCHEDULE OF INVESTMENTS (continued)	March 31, 2025
EUROPE 1.25x STRATEGY FUND

	Shares	Value
SECURITIES LENDING COLLATERAL†,6 - 4.0%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.27%[7]	601,036	$601,036
Total Securities Lending Collateral
(Cost $601,036)		601,036

Total Investments - 98.9%
(Cost $14,571,539)		$14,702,060
Other Assets & Liabilities, net - 1.1%		160,235
Total Net Assets - 100.0%		$14,862,295

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Currency Futures Contracts Purchased†
Euro FX Futures Contracts	89	Jun 2025	$12,082,863	$31,682
Equity Futures Contracts Purchased†
STOXX 50 Index Futures Contracts	244	Jun 2025	11,995,368	(242,336)

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at March 31, 2025 — See Note 7.
[2]	Affiliated issuer.
[3]	All or a portion of this security is pledged as futures and credit default swap collateral at March 31, 2025.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	Repurchase Agreements — See Note 6.
[6]	Securities lending collateral — See Note 7.
[7]	Rate indicated is the 7-day yield as of March 31, 2025.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

354 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (concluded)	March 31, 2025
EUROPE 1.25x STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$6,635,724	$—	$—	$6,635,724
Mutual Funds	139,107	—	—	139,107
U.S. Treasury Bills	—	206,829	—	206,829
Repurchase Agreements	—	7,119,364	—	7,119,364
Securities Lending Collateral	601,036	—	—	601,036
Currency Futures Contracts**	31,682	—	—	31,682
Total Assets	$7,407,549	$7,326,193	$—	$14,733,742

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$242,336	$—	$—	$242,336

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short-term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2024 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000139834424022509/fp0090292-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the year ended March 31, 2025, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/24	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/25	Shares 03/31/25	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$67,907	$—	$—	$—	$718	$68,625	2,760	$3,858
Guggenheim Ultra Short Duration Fund — Institutional Class	69,638	—	—	—	844	70,482	7,027	3,501
	$137,545	$—	$—	$—	$1,562	$139,107		$7,359

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 355

EUROPE 1.25x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2025

Assets:
Investments in unaffiliated issuers, at value - including $585,093 of securities loaned (cost $7,313,950)	$7,443,589
Investments in affiliated issuers, at value (cost $138,225)	139,107
Repurchase agreements, at value (cost $7,119,364)	7,119,364
Cash	142
Segregated cash with broker	803,608
Receivables:
Fund shares sold	150,265
Foreign tax reclaims	20,384
Dividends	13,120
Interest	861
Securities lending income	312
Investment Adviser	186
Total assets	15,690,938

Liabilities:
Payable for:
Return of securities lending collateral	601,036
Fund shares redeemed	122,687
Variation margin on futures contracts	93,742
Management fees	3,505
Transfer agent fees	1,297
Distribution and service fees	1,039
Trustees’ fees*	39
Miscellaneous	5,298
Total liabilities	828,643
Net assets	$14,862,295

Net assets consist of:
Paid in capital	$15,424,327
Total distributable earnings (loss)	(562,032)
Net assets	$14,862,295
Class A:
Net assets	$269,392
Capital shares outstanding	2,381
Net asset value per share	$113.14
Maximum offering price per share (Net asset value divided by 95.25%)	$118.78
Class C:
Net assets	$131,496
Capital shares outstanding	1,508
Net asset value per share	$87.20
Class H:
Net assets	$14,461,407
Capital shares outstanding	130,015
Net asset value per share	$111.23

STATEMENT OF OPERATIONS
Year Ended March 31, 2025

Investment Income:
Dividends from securities of unaffiliated issuers (net of foreign withholding tax of $7,288)	$50,960
Dividends from securities of affiliated issuers	7,359
Interest	109,647
Income from securities lending, net	5,180
Total investment income	173,146

Expenses:
Management fees	37,559
Distribution and service fees:
Class A	642
Class C	985
Class H	9,545
Transfer agent and administrative fees	8,644
Portfolio accounting and administration fees	6,367
Registration fees	4,498
Professional fees	1,651
Custodian fees	731
Trustees’ fees*	431
Miscellaneous	3,314
Total expenses	74,367
Less:
Expenses reimbursed by Adviser	(7,093)
Expenses waived by Adviser	(175)
Total waived/reimbursed expenses	(7,268)
Net expenses	67,099
Net investment income	106,047

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	210,822
Futures contracts	100,124
Foreign currency transactions	3,353
Net realized gain	314,299
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(120,573)
Investments in affiliated issuers	1,562
Futures contracts	(216,096)
Foreign currency translations	(50)
Net change in unrealized appreciation (depreciation)	(335,157)
Net realized and unrealized loss	(20,858)
Net increase in net assets resulting from operations	$85,189

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

356 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

EUROPE 1.25x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended March 31, 2025	Year Ended March 31, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment income	$106,047	$160,899
Net realized gain on investments	314,299	373,279
Net change in unrealized appreciation (depreciation) on investments	(335,157)	11,550
Net increase in net assets resulting from operations	85,189	545,728

Distributions to shareholders:
Class A	(7,614)	(5,330)
Class C	(4,147)	(2,990)
Class H	(149,240)	(19,342)
Total distributions to shareholders	(161,001)	(27,662)

Capital share transactions:
Proceeds from sale of shares
Class A	886,834	55,633,399
Class C	229,601	905,676
Class H	261,867,521	36,893,142
Distributions reinvested
Class A	7,566	5,211
Class C	1,527	2,052
Class H	145,260	19,247
Cost of shares redeemed
Class A	(1,142,580)	(55,672,258)
Class C	(277,719)	(918,503)
Class H	(249,215,568)	(48,981,942)
Net increase (decrease) from capital share transactions	12,502,442	(12,113,976)
Net increase (decrease) in net assets	12,426,630	(11,595,910)

Net assets:
Beginning of year	2,435,665	14,031,575
End of year	$14,862,295	$2,435,665

Capital share activity:
Shares sold
Class A	7,501	511,589
Class C	2,478	10,434
Class H	2,200,191	340,783
Shares issued from reinvestment of distributions
Class A	73	48
Class C	19	25
Class H	1,419	179
Shares redeemed
Class A	(9,481)	(510,986)
Class C	(2,856)	(10,500)
Class H	(2,086,128)	(454,633)
Net increase (decrease) in shares	113,216	(113,061)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 357

EUROPE 1.25x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class A	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$121.23	$106.74	$101.20	$94.56	$69.30
Income (loss) from investment operations:
Net investment income (loss)[a]	4.03	2.61	1.76	(.96)	(.93)
Net gain (loss) on investments (realized and unrealized)	(.15)	12.63	3.78 [e]	7.60 [e]	30.74
Total from investment operations	3.88	15.24	5.54	6.64	29.81
Less distributions from:
Net investment income	(11.97)	(.75)	—	—	(4.55)
Total distributions	(11.97)	(.75)	—	—	(4.55)
Net asset value, end of period	$113.14	$121.23	$106.74	$101.20	$94.56

Total Return[b]	4.06%	14.35%	5.48%	7.02%	43.39%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$269	$520	$388	$482	$130
Ratios to average net assets:
Net investment income (loss)	3.33%	2.41%	1.84%	(0.93%)	(1.10%)
Total expenses[c]	1.74%	1.74%	1.79%	1.72%	1.75%
Net expenses[d]	1.61%	1.66%	1.74%	1.70%	1.73%
Portfolio turnover rate	4,585%	1,595%	231%	517%	534%

Class C	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$96.99	$86.21	$82.72	$77.88	$58.24
Income (loss) from investment operations:
Net investment income (loss)[a]	2.49	1.28	.94	(1.18)	(.96)
Net gain (loss) on investments (realized and unrealized)	(.31)	10.25	2.55 [e]	6.02 [e]	25.15
Total from investment operations	2.18	11.53	3.49	4.84	24.19
Less distributions from:
Net investment income	(11.97)	(.75)	—	—	(4.55)
Total distributions	(11.97)	(.75)	—	—	(4.55)
Net asset value, end of period	$87.20	$96.99	$86.21	$82.72	$77.88

Total Return[b]	3.27%	13.48%	4.22%	6.21%	41.93%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$131	$181	$165	$483	$142
Ratios to average net assets:
Net investment income (loss)	2.59%	1.47%	1.17%	(1.41%)	(1.50%)
Total expenses[c]	2.50%	2.51%	2.53%	2.48%	2.58%
Net expenses[d]	2.36%	2.42%	2.48%	2.46%	2.55%
Portfolio turnover rate	4,585%	1,595%	231%	517%	534%

358 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

EUROPE 1.25x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class H	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$119.37	$105.14	$100.11	$93.56	$68.79
Income (loss) from investment operations:
Net investment income (loss)[a]	2.93	3.64	1.01	(.93)	(.74)
Net gain (loss) on investments (realized and unrealized)	.90 [e]	11.34	4.02 [e]	7.48 [e]	30.06
Total from investment operations	3.83	14.98	5.03	6.55	29.32
Less distributions from:
Net investment income	(11.97)	(.75)	—	—	(4.55)
Total distributions	(11.97)	(.75)	—	—	(4.55)
Net asset value, end of period	$111.23	$119.37	$105.14	$100.11	$93.56

Total Return	4.08%	14.32%	5.01%	7.00%	42.96%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$14,461	$1,735	$13,479	$4,182	$1,410
Ratios to average net assets:
Net investment income (loss)	2.49%	3.37%	1.08%	(0.90%)	(0.88%)
Total expenses[c]	1.77%	1.76%	1.77%	1.71%	1.77%
Net expenses[d]	1.59%	1.69%	1.73%	1.69%	1.74%
Portfolio turnover rate	4,585%	1,595%	231%	517%	534%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]	Total return does not reflect the impact of any applicable sales charges.
[c]	Does not include expenses of the underlying funds in which the Fund invests.
[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[e]

The amount shown for a share outstanding throughout the period does not agree with the aggregate net loss on investments for the year because of the sales and purchases of fund shares in relation to fluctuating market value of the investments of the Fund.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 359

SCHEDULE OF INVESTMENTS	March 31, 2025
JAPAN 2x STRATEGY FUND

	Face Amount	Value
U.S. TREASURY BILLS†† - 45.3%
U.S. Treasury Bills
4.08% due 04/08/25[1,2]	$390,000	$389,678
Total U.S. Treasury Bills
(Cost $389,679)		389,678

REPURCHASE AGREEMENTS††,3 - 56.8%
J.P. Morgan Securities LLC issued 03/31/25 at 4.36% due 04/01/25	276,829	276,829
BofA Securities, Inc. issued 03/31/25 at 4.35% due 04/01/25	212,159	212,159
Total Repurchase Agreements
(Cost $488,988)		488,988

Total Investments - 102.1%
(Cost $878,667)		$878,666
Other Assets & Liabilities, net - (2.1)%		(18,266)
Total Net Assets - 100.0%		$860,400

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Currency Futures Contracts Purchased†
Japanese Yen Futures Contracts	20	Jun 2025	$1,681,500	$(11,711)
Equity Futures Contracts Purchased†
Micro Nikkei Stock Average Futures Contracts	5	Jun 2025	90,300	(1,836)
Nikkei 225 (CME) Index Futures Contracts	9	Jun 2025	1,626,300	(12,263)
			$1,716,600	$(14,099)

**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is pledged as futures collateral at March 31, 2025.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	Repurchase Agreements — See Note 6.
CME — Chicago Mercantile Exchange

See Sector Classification in Other Information section.

360 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (concluded)	March 31, 2025
JAPAN 2x STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
U.S. Treasury Bills	$—	$389,678	$—	$389,678
Repurchase Agreements	—	488,988	—	488,988
Total Assets	$—	$878,666	$—	$878,666

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$14,099	$—	$—	$14,099
Currency Futures Contracts**	11,711	—	—	11,711
Total Liabilities	$25,810	$—	$—	$25,810

**	This derivative is reported as unrealized appreciation/depreciation at period end.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 361

JAPAN 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2025

Assets:
Investments, at value (cost $389,679)	$389,678
Repurchase agreements, at value (cost $488,988)	488,988
Cash	3
Receivables:
Fund shares sold	500
Interest	59
Total assets	879,228

Liabilities:
Payable for:
Variation margin on futures contracts	15,615
Fund shares redeemed	974
Management fees	535
Transfer agent fees	412
Distribution and service fees	179
Portfolio accounting and administration fees	73
Trustees’ fees*	13
Miscellaneous	1,027
Total liabilities	18,828
Net assets	$860,400

Net assets consist of:
Paid in capital	$3,117,766
Total distributable earnings (loss)	(2,257,366)
Net assets	$860,400
Class A:
Net assets	$246,059
Capital shares outstanding	2,178
Net asset value per share	$112.97
Maximum offering price per share (Net asset value divided by 95.25%)	$118.60
Class C:
Net assets	$509
Capital shares outstanding	5
Net asset value per share	$98.18
Class H:
Net assets	$613,832
Capital shares outstanding	5,388
Net asset value per share	$113.93

STATEMENT OF OPERATIONS
Year Ended March 31, 2025

Investment Income:
Interest	$79,136
Total investment income	79,136

Expenses:
Management fees	11,741
Distribution and service fees:
Class A	857
Class C	28
Class H	3,050
Transfer agent fees	3,347
Portfolio accounting and administration fees	2,389
Registration fees	2,046
Professional fees	861
Custodian fees	203
Trustees’ fees*	183
Miscellaneous	36
Total expenses	24,741
Less:
Expenses reimbursed by Adviser	(782)
Net expenses	23,959
Net investment income	55,177

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Futures contracts	(733,749)
Net realized loss	(733,749)
Net change in unrealized appreciation (depreciation) on:
Investments	1
Futures contracts	27,071
Net change in unrealized appreciation (depreciation)	27,072
Net realized and unrealized loss	(706,677)
Net decrease in net assets resulting from operations	$(651,500)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

362 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

JAPAN 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended March 31, 2025	Year Ended March 31, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment income	$55,177	$96,866
Net realized gain (loss) on investments	(733,749)	1,175,918
Net change in unrealized appreciation (depreciation) on investments	27,072	(456,037)
Net increase (decrease) in net assets resulting from operations	(651,500)	816,747

Distributions to shareholders:
Class A	(12,545)	(6,903)
Class C	(28)	(36)
Class H	(51,240)	(65,831)
Total distributions to shareholders	(63,813)	(72,770)

Capital share transactions:
Proceeds from sale of shares
Class A	143,799	367,084
Class C	6,497	54,791
Class H	3,550,004	12,144,683
Distributions reinvested
Class A	12,545	6,903
Class C	28	36
Class H	49,842	64,437
Cost of shares redeemed
Class A	(241,379)	(183,316)
Class C	(24,310)	(34,007)
Class H	(4,731,495)	(17,911,961)
Net decrease from capital share transactions	(1,234,469)	(5,491,350)
Net decrease in net assets	(1,949,782)	(4,747,373)

Net assets:
Beginning of year	2,810,182	7,557,555
End of year	$860,400	$2,810,182

Capital share activity:
Shares sold
Class A	1,083	2,483
Class C	55	455
Class H	26,288	92,132
Shares issued from reinvestment of distributions
Class A	93	59
Class C	—	—
Class H	367	545
Shares redeemed
Class A	(1,828)	(1,475)
Class C	(205)	(338)
Class H	(35,841)	(140,294)
Net decrease in shares	(9,988)	(46,433)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 363

JAPAN 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class A	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$159.13	$117.27	$142.84	$201.08	$94.96
Income (loss) from investment operations:
Net investment income (loss)[a]	4.71	4.91	1.39	(2.21)	(1.95)
Net gain (loss) on investments (realized and unrealized)	(45.29)	44.41	(26.96)	(56.03)	109.13
Total from investment operations	(40.58)	49.32	(25.57)	(58.24)	107.18
Less distributions from:
Net investment income	(5.58)	(7.46)	—	—	(1.06)
Total distributions	(5.58)	(7.46)	—	—	(1.06)
Net asset value, end of period	$112.97	$159.13	$117.27	$142.84	$201.08

Total Return[b]	(26.07%)	44.34%	(17.90%)	(28.96%)	112.92%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$246	$450	$207	$207	$255
Ratios to average net assets:
Net investment income (loss)	3.50%	3.77%	1.27%	(1.22%)	(1.26%)
Total expenses[c]	1.58%	1.57%	1.50%	1.51%	1.58%
Net expenses[d]	1.53%	1.54%	1.49%	1.49%	1.56%
Portfolio turnover rate	—	—	—	—	15%

Class C	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$140.30	$104.92	$128.84	$182.53	$87.00
Income (loss) from investment operations:
Net investment income (loss)[a]	4.00	3.51	.39	(3.48)	(2.98)
Net gain (loss) on investments (realized and unrealized)	(40.54)	39.33	(24.31)	(50.21)	99.57
Total from investment operations	(36.54)	42.84	(23.92)	(53.69)	96.59
Less distributions from:
Net investment income	(5.58)	(7.46)	—	—	(1.06)
Total distributions	(5.58)	(7.46)	—	—	(1.06)
Net asset value, end of period	$98.18	$140.30	$104.92	$128.84	$182.53

Total Return[b]	(26.70%)	43.33%	(18.57%)	(29.41%)	111.34%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$— [e]	$22	$4	$5	$53
Ratios to average net assets:
Net investment income (loss)	3.25%	3.05%	0.40%	(2.00%)	(2.02%)
Total expenses[c]	2.29%	2.30%	2.30%	2.25%	2.32%
Net expenses[d]	2.25%	2.27%	2.30%	2.24%	2.30%
Portfolio turnover rate	—	—	—	—	15%

364 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

JAPAN 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class H	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$160.43	$118.13	$143.98	$202.65	$95.70
Income (loss) from investment operations:
Net investment income (loss)[a]	4.83	4.48	1.64	(2.25)	(2.07)
Net gain (loss) on investments (realized and unrealized)	(45.75)	45.28	(27.49)	(56.42)	110.08
Total from investment operations	(40.92)	49.76	(25.85)	(58.67)	108.01
Less distributions from:
Net investment income	(5.58)	(7.46)	—	—	(1.06)
Total distributions	(5.58)	(7.46)	—	—	(1.06)
Net asset value, end of period	$113.93	$160.43	$118.13	$143.98	$202.65

Total Return	(26.07%)	44.34%	(17.95%)	(28.95%)	112.94%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$614	$2,338	$7,347	$1,049	$1,560
Ratios to average net assets:
Net investment income (loss)	3.53%	3.54%	1.48%	(1.22%)	(1.27%)
Total expenses[c]	1.58%	1.58%	1.54%	1.51%	1.58%
Net expenses[d]	1.53%	1.56%	1.53%	1.49%	1.56%
Portfolio turnover rate	—	—	—	—	15%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]	Total return does not reflect the impact of any applicable sales charges.
[c]	Does not include expenses of the underlying funds in which the Fund invests.
[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[e]	Less than $1,000 in Net Assets.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 365

SCHEDULE OF INVESTMENTS	March 31, 2025
STRENGTHENING DOLLAR 2x STRATEGY FUND

	Face Amount	Value
U.S. TREASURY BILLS†† - 2.0%
U.S. Treasury Bills
4.08% due 04/08/25[1,2]	$44,000	$43,964
Total U.S. Treasury Bills
(Cost $43,964)		43,964

REPURCHASE AGREEMENTS††,3 - 91.8%
J.P. Morgan Securities LLC issued 03/31/25 at 4.36% due 04/01/25[4]	1,131,307	1,131,307
BofA Securities, Inc. issued 03/31/25 at 4.35% due 04/01/25[4]	867,020	867,020
Total Repurchase Agreements
(Cost $1,998,327)		1,998,327

Total Investments - 93.8%
(Cost $2,042,291)		$2,042,291
Other Assets & Liabilities, net - 6.2%		133,889
Total Net Assets - 100.0%		$2,176,180

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Currency Futures Contracts Purchased†
U.S. Dollar Index Futures Contracts	32	Jun 2025	$3,324,000	$21,436

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Currency Index Swap Agreements††
Goldman Sachs International	U.S. Dollar Index	Receive	N/A	At Maturity	06/20/25	10,008	$1,039,138	$8,065

**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is pledged as futures collateral at March 31, 2025.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	Repurchase Agreements — See Note 6.
[4]	All or a portion of this security is pledged as currency index swap collateral at March 31, 2025.

See Sector Classification in Other Information section.

366 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (concluded)	March 31, 2025
STRENGTHENING DOLLAR 2x STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
U.S. Treasury Bills	$—	$43,964	$—	$43,964
Repurchase Agreements	—	1,998,327	—	1,998,327
Currency Futures Contracts**	21,436	—	—	21,436
Currency Index Swap Agreements**	—	8,065	—	8,065
Total Assets	$21,436	$2,050,356	$—	$2,071,792

**	This derivative is reported as unrealized appreciation/depreciation at period end.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 367

STRENGTHENING DOLLAR 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2025

Assets:
Investments, at value (cost $43,964)	$43,964
Repurchase agreements, at value (cost $1,998,327)	1,998,327
Segregated cash with broker	5,213
Unrealized appreciation on OTC swap agreements	8,065
Receivables:
Fund shares sold	154,264
Variation margin on futures contracts	4,717
Swap settlement	283
Interest	242
Total assets	2,215,075

Liabilities:
Payable for:
Fund shares redeemed	27,021
Licensing fees	5,868
Management fees	1,411
Transfer agent fees	1,321
Distribution and service fees	393
Portfolio accounting and administration fees	82
Trustees’ fees*	35
Miscellaneous	2,764
Total liabilities	38,895
Net assets	$2,176,180

Net assets consist of:
Paid in capital	$23,038,149
Total distributable earnings (loss)	(20,861,969)
Net assets	$2,176,180
Class A:
Net assets	$409,984
Capital shares outstanding	6,463
Net asset value per share	$63.44
Maximum offering price per share (Net asset value divided by 95.25%)	$66.60
Class C:
Net assets	$2,271
Capital shares outstanding	42
Net asset value per share	$54.07
Class H:
Net assets	$1,763,925
Capital shares outstanding	27,915
Net asset value per share	$63.19

STATEMENT OF OPERATIONS
Year Ended March 31, 2025

Investment Income:
Interest	$150,942
Total investment income	150,942

Expenses:
Management fees	28,013
Distribution and service fees:
Class A	993
Class C	27
Class H	6,782
Transfer agent fees	6,945
Licensing fees	8,263
Portfolio accounting and administration fees	4,748
Registration fees	3,828
Professional fees	1,370
Custodian fees	400
Trustees’ fees*	317
Miscellaneous	848
Total expenses	62,534
Less:
Expenses reimbursed by Adviser	(3,113)
Net expenses	59,421
Net investment income	91,521

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Swap agreements	(47,814)
Futures contracts	(377,819)
Net realized loss	(425,633)
Net change in unrealized appreciation (depreciation) on:
Swap agreements	(3,016)
Futures contracts	(40,474)
Net change in unrealized appreciation (depreciation)	(43,490)
Net realized and unrealized loss	(469,123)
Net decrease in net assets resulting from operations	$(377,602)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

368 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STRENGTHENING DOLLAR 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended March 31, 2025	Year Ended March 31, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment income	$91,521	$164,524
Net realized loss on investments	(425,633)	(654,241)
Net change in unrealized appreciation (depreciation) on investments	(43,490)	453,802
Net decrease in net assets resulting from operations	(377,602)	(35,915)

Distributions to shareholders:
Class A	(13,671)	(8,436)
Class C	(131)	(601)
Class H	(150,721)	(71,717)
Total distributions to shareholders	(164,523)	(80,754)

Capital share transactions:
Proceeds from sale of shares
Class A	660,718	683,629
Class C	35,194	94,305
Class H	117,911,292	37,742,379
Distributions reinvested
Class A	12,913	7,532
Class C	131	206
Class H	140,209	71,112
Cost of shares redeemed
Class A	(689,981)	(931,162)
Class C	(42,351)	(120,696)
Class H	(117,748,091)	(42,250,193)
Net increase (decrease) from capital share transactions	280,034	(4,702,888)
Net decrease in net assets	(262,091)	(4,819,557)

Net assets:
Beginning of year	2,438,271	7,257,828
End of year	$2,176,180	$2,438,271

Capital share activity:
Shares sold
Class A	10,173	11,321
Class C	636	1,775
Class H	1,810,989	621,543
Shares issued from reinvestment of distributions
Class A	195	124
Class C	2	4
Class H	2,130	1,175
Shares redeemed
Class A	(10,677)	(15,415)
Class C	(766)	(2,371)
Class H	(1,817,243)	(704,670)
Net decrease in shares	(4,561)	(86,514)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 369

STRENGTHENING DOLLAR 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class A	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$62.78	$58.06	$52.63	$48.47	$55.34
Income (loss) from investment operations:
Net investment income (loss)[a]	1.97	2.11	.38	(.64)	(.64)
Net gain (loss) on investments (realized and unrealized)	1.03 [e]	3.88 [e]	5.05 [e]	4.80	(5.95)
Total from investment operations	3.00	5.99	5.43	4.16	(6.59)
Less distributions from:
Net investment income	(2.34)	(1.27)	—	—	(.28)
Total distributions	(2.34)	(1.27)	—	—	(.28)
Net asset value, end of period	$63.44	$62.78	$58.06	$52.63	$48.47

Total Return[b]	4.61%	10.36%	10.32%	8.58%	(11.88%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$410	$425	$624	$1,023	$1,464
Ratios to average net assets:
Net investment income (loss)	3.06%	3.50%	0.64%	(1.32%)	(1.26%)
Total expenses[c]	2.02%	1.91%	1.82%	1.89%	1.91%
Net expenses[d]	1.92%	1.83%	1.79%	1.86%	1.87%
Portfolio turnover rate	—	—	—	—	—

Class C	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$53.82	$50.31	$45.94	$42.62	$49.08
Income (loss) from investment operations:
Net investment income (loss)[a]	1.28	1.38	.23	(.87)	(.90)
Net gain (loss) on investments (realized and unrealized)	1.31 [e]	3.40 [e]	4.14 [e]	4.19	(5.28)
Total from investment operations	2.59	4.78	4.37	3.32	(6.18)
Less distributions from:
Net investment income	(2.34)	(1.27)	—	—	(.28)
Total distributions	(2.34)	(1.27)	—	—	(.28)
Net asset value, end of period	$54.07	$53.82	$50.31	$45.94	$42.62

Total Return[b]	3.83%	9.57%	9.51%	7.79%	(12.56%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2	$9	$38	$34	$35
Ratios to average net assets:
Net investment income (loss)	2.34%	2.66%	0.43%	(2.07%)	(2.00%)
Total expenses[c]	2.82%	2.64%	2.56%	2.66%	2.67%
Net expenses[d]	2.67%	2.57%	2.52%	2.62%	2.63%
Portfolio turnover rate	—	—	—	—	—

370 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STRENGTHENING DOLLAR 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class H	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$62.55	$57.86	$52.44	$48.29	$55.12
Income (loss) from investment operations:
Net investment income (loss)[a]	1.90	2.07	.67	(.66)	(.70)
Net gain (loss) on investments (realized and unrealized)	1.08 [e]	3.89 [e]	4.75 [e]	4.81	(5.85)
Total from investment operations	2.98	5.96	5.42	4.15	(6.55)
Less distributions from:
Net investment income	(2.34)	(1.27)	—	—	(.28)
Total distributions	(2.34)	(1.27)	—	—	(.28)
Net asset value, end of period	$63.19	$62.55	$57.86	$52.44	$48.29

Total Return	4.61%	10.35%	10.34%	8.59%	(11.86%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,764	$2,004	$6,596	$4,190	$2,437
Ratios to average net assets:
Net investment income (loss)	2.92%	3.46%	1.08%	(1.36%)	(1.36%)
Total expenses[c]	2.01%	1.90%	1.81%	1.89%	1.94%
Net expenses[d]	1.91%	1.83%	1.77%	1.85%	1.90%
Portfolio turnover rate	—	—	—	—	—

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]	Total return does not reflect the impact of any applicable sales charges.
[c]	Does not include expenses of the underlying funds in which the Fund invests.
[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[e]

The amount shown for a share outstanding throughout the period does not agree with the aggregate net loss on investments for the period because of the sales and purchases of fund shares in relation to fluctuating market value of the investments of the Fund.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 371

SCHEDULE OF INVESTMENTS	March 31, 2025
WEAKENING DOLLAR 2x STRATEGY FUND

	Face Amount	Value
U.S. TREASURY BILLS†† - 3.2%
U.S. Treasury Bills
4.08% due 04/08/25[1,2]	$35,000	$34,971
Total U.S. Treasury Bills
(Cost $34,971)		34,971

REPURCHASE AGREEMENTS††,3 - 95.8%
J.P. Morgan Securities LLC issued 03/31/25 at 4.36% due 04/01/25[4]	600,418	600,418
BofA Securities, Inc. issued 03/31/25 at 4.35% due 04/01/25[4]	460,153	460,153
Total Repurchase Agreements
(Cost $1,060,571)		1,060,571

Total Investments - 99.0%
(Cost $1,095,542)		$1,095,542
Other Assets & Liabilities, net - 1.0%		11,539
Total Net Assets - 100.0%		$1,107,081

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Currency Futures Contracts Sold Short†
U.S. Dollar Index Futures Contracts	16	Jun 2025	$1,662,000	$(13,823)

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Currency Index Swap Agreements Sold Short††
Goldman Sachs International	U.S. Dollar Index	Pay	N/A	At Maturity	06/20/25	5,342	$554,618	$(2,922)

**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is pledged as futures collateral at March 31, 2025.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	Repurchase Agreements — See Note 6.
[4]	All or a portion of this security is pledged as currency index swap collateral at March 31, 2025.

See Sector Classification in Other Information section.

372 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (concluded)	March 31, 2025
WEAKENING DOLLAR 2x STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
U.S. Treasury Bills	$—	$34,971	$—	$34,971
Repurchase Agreements	—	1,060,571	—	1,060,571
Total Assets	$—	$1,095,542	$—	$1,095,542

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Currency Futures Contracts**	$13,823	$—	$—	$13,823
Currency Index Swap Agreements**	—	2,922	—	2,922
Total Liabilities	$13,823	$2,922	$—	$16,745

**	This derivative is reported as unrealized appreciation/depreciation at period end.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 373

WEAKENING DOLLAR 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2025

Assets:
Investments, at value (cost $34,971)	$34,971
Repurchase agreements, at value (cost $1,060,571)	1,060,571
Receivables:
Fund shares sold	24,468
Interest	128
Total assets	1,120,138

Liabilities:
Unrealized depreciation on OTC swap agreements	2,922
Payable for:
Variation margin on futures contracts	2,656
Swap settlement	2,570
Licensing fees	2,201
Management fees	910
Transfer agent fees	434
Distribution and service fees	253
Portfolio accounting and administration fees	53
Fund shares redeemed	50
Trustees’ fees*	13
Miscellaneous	995
Total liabilities	13,057
Net assets	$1,107,081

Net assets consist of:
Paid in capital	$11,651,136
Total distributable earnings (loss)	(10,544,055)
Net assets	$1,107,081
Class A:
Net assets	$170,707
Capital shares outstanding	1,289
Net asset value per share	$132.43
Maximum offering price per share (Net asset value divided by 95.25%)	$139.03
Class C:
Net assets	$398
Capital shares outstanding	4
Net asset value per share	$99.50
Class H:
Net assets	$935,976
Capital shares outstanding	7,080
Net asset value per share	$132.20

STATEMENT OF OPERATIONS
Year Ended March 31, 2025

Investment Income:
Interest	$62,444
Total investment income	62,444

Expenses:
Management fees	11,260
Distribution and service fees:
Class A	481
Class C	4
Class H	2,646
Transfer agent fees	2,702
Licensing fees	3,406
Portfolio accounting and administration fees	1,909
Registration fees	1,457
Professional fees	540
Custodian fees	163
Trustees’ fees*	139
Miscellaneous	464
Total expenses	25,171
Less:
Expenses reimbursed by Adviser	(1,251)
Net expenses	23,920
Net investment income	38,524

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	42
Swap agreements	(18,460)
Futures contracts	(109,333)
Net realized loss	(127,751)
Net change in unrealized appreciation (depreciation) on:
Swap agreements	(742)
Futures contracts	11,106
Net change in unrealized appreciation (depreciation)	10,364
Net realized and unrealized loss	(117,387)
Net decrease in net assets resulting from operations	$(78,863)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

374 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

WEAKENING DOLLAR 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended March 31, 2025	Year Ended March 31, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment income	$38,524	$47,547
Net realized loss on investments	(127,751)	(225,508)
Net change in unrealized appreciation (depreciation) on investments	10,364	(92,593)
Net decrease in net assets resulting from operations	(78,863)	(270,554)

Distributions to shareholders:
Class A	(7,608)	(2,465)
Class C	(19)	(4)
Class H	(39,911)	(8,970)
Total distributions to shareholders	(47,538)	(11,439)

Capital share transactions:
Proceeds from sale of shares
Class A	86,458	87,160
Class C	500	34,672
Class H	51,979,406	14,094,456
Distributions reinvested
Class A	7,603	2,464
Class C	19	4
Class H	39,070	8,717
Cost of shares redeemed
Class A	(123,981)	(91,457)
Class C	(364)	(36,772)
Class H	(51,700,123)	(14,466,225)
Net increase (decrease) from capital share transactions	288,588	(366,981)
Net increase (decrease) in net assets	162,187	(648,974)

Net assets:
Beginning of year	944,894	1,593,868
End of year	$1,107,081	$944,894

Capital share activity*:
Shares sold
Class A	653	598
Class C	4	261
Class H	370,718	95,858
Shares issued from reinvestment of distributions
Class A	60	17
Class C	1	0
Class H	311	62
Shares redeemed
Class A	(920)	(650)
Class C	(3)	(303)
Class H	(369,279)	(99,890)
Net decrease in shares	1,545	(4,047)

*	Reverse share split - Capital share activity has been restated to reflect a 1:3 reverse share split effective February 24, 2025. See Note 11 in the Notes to Financial Statements.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 375

WEAKENING DOLLAR 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class A	Year Ended March 31, 2025 [e]	Year Ended March 31, 2024 [e]	Year Ended March 31, 2023 [e]	Year Ended March 31, 2022 [e]	Year Ended March 31, 2021 [e]
Per Share Data
Net asset value, beginning of period	$138.60	$146.87	$166.41	$191.12	$173.56
Income (loss) from investment operations:
Net investment income (loss)[a]	4.22	4.98	1.56	(2.22)	(2.52)
Net gain (loss) on investments (realized and unrealized)	(4.85)	(11.78)	(21.10)	(22.49)	20.44
Total from investment operations	(.63)	(6.80)	(19.54)	(24.71)	17.92
Less distributions from:
Net investment income	(5.54)	(1.47)	—	—	(.36)
Total distributions	(5.54)	(1.47)	—	—	(.36)
Net asset value, end of period	$132.43	$138.60	$146.87	$166.41	$191.12

Total Return[b]	(0.25%)	(4.65%)	(11.72%)	(12.95%)	10.32%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$171	$207	$225	$192	$387
Ratios to average net assets:
Net investment income (loss)	3.11%	3.48%	1.10%	(1.18%)	(1.30%)
Total expenses	2.02%	1.91%	1.74%	1.90%	1.90%
Net expenses[c]	1.92%	1.83%	1.69%	1.84%	1.86%
Portfolio turnover rate	—	—	—	—	48%

Class C	Year Ended March 31, 2025 [e]	Year Ended March 31, 2024 [e]	Year Ended March 31, 2023 [e]	Year Ended March 31, 2022 [e]	Year Ended March 31, 2021 [e]
Per Share Data
Net asset value, beginning of period	$118.40	$126.79	$144.70	$167.43	$153.22
Income (loss) from investment operations:
Net investment income (loss)[a]	2.56	3.60	.96	(3.18)	(3.51)
Net gain (loss) on investments (realized and unrealized)	(15.92)	(10.52)	(18.87)	(19.55)	18.08
Total from investment operations	(13.36)	(6.92)	(17.91)	(22.73)	14.57
Less distributions from:
Net investment income	(5.54)	(1.47)	—	—	(.36)
Total distributions	(5.54)	(1.47)	—	—	(.36)
Net asset value, end of period	$99.50	$118.40	$126.79	$144.70	$167.43

Total Return[b]	(1.14%)	(5.51%)	(12.38%)	(13.57%)	9.50%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$0	$0	$6	$15	$37
Ratios to average net assets:
Net investment income (loss)	2.23%	2.87%	0.81%	(1.93%)	(2.04%)
Total expenses	2.73%	2.53%	2.37%	2.66%	2.66%
Net expenses	2.73%	2.46%	2.32%	2.59%	2.62%
Portfolio turnover rate	—	—	—	—	48%

376 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

WEAKENING DOLLAR 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class H	Year Ended March 31, 2025 [e]	Year Ended March 31, 2024 [e]	Year Ended March 31, 2023 [e]	Year Ended March 31, 2022 [e]	Year Ended March 31, 2021 [e]
Per Share Data
Net asset value, beginning of period	$138.35	$146.60	$166.11	$190.78	$173.29
Income (loss) from investment operations:
Net investment income (loss)[a]	4.20	5.04	1.65	(2.19)	(2.79)
Net gain (loss) on investments (realized and unrealized)	(4.81)	(11.82)	(21.16)	(22.48)	20.64
Total from investment operations	(.61)	(6.78)	(19.51)	(24.67)	17.85
Less distributions from:
Net investment income	(5.54)	(1.47)	—	—	(.36)
Total distributions	(5.54)	(1.47)	—	—	(.36)
Net asset value, end of period	$132.20	$138.35	$146.60	$166.11	$190.78

Total Return	(0.24%)	(4.64%)	(11.74%)	(12.93%)	10.29%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$936	$737	$1,363	$1,005	$1,063
Ratios to average net assets:
Net investment income (loss)	3.07%	3.50%	1.18%	(1.17%)	(1.47%)
Total expenses	2.01%	1.89%	1.74%	1.90%	1.88%
Net expenses[c]	1.91%	1.81%	1.69%	1.84%	1.86%
Portfolio turnover rate	—	—	—	—	48%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]	Total return does not reflect the impact of any applicable sales charges.
[c]	Does not include expenses of the underlying funds in which the Fund invests.
[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[e]	Reverse share split — Per share amounts have been restated to reflect a 1:3 reverse share split effective February 24, 2025. See Note 11 in the Notes to Financial Statements.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 377

SCHEDULE OF INVESTMENTS	March 31, 2025
U.S. GOVERNMENT MONEY MARKET FUND

	Face Amount	Value
FEDERAL AGENCY NOTES†† - 32.4%
Federal Home Loan Bank
4.36% (SOFR + 0.02%, Rate Floor: 0.00%) due 05/07/25◊	$15,000,000	$15,000,000
4.38% (SOFR + 0.04%, Rate Floor: 0.00%) due 06/20/25◊	15,000,000	15,000,000
4.34% (SOFR - 0.00%, Rate Floor: 0.00%) due 07/03/25◊	14,000,000	14,000,068
4.34% (SOFR - 0.00%, Rate Floor: 0.00%) due 05/20/25◊	7,655,000	7,654,947
Federal Farm Credit Bank
4.36% (SOFR + 0.02%, Rate Floor: 0.00%) due 11/06/25◊	15,000,000	15,000,000
5.13% due 05/22/25	8,700,000	8,699,271
4.32% due 02/27/26	8,500,000	8,499,601
4.48% (SOFR + 0.14%, Rate Floor: 0.00%) due 04/21/25◊	8,000,000	8,000,550
Farmer Mac
4.90% (SOFR + 0.56%, Rate Floor: 0.00%) due 05/28/25◊	1,500,000	1,501,304
Total Federal Agency Notes
(Cost $93,355,741)		93,355,741

U.S. TREASURY BILLS†† - 15.0%
U.S. Treasury Bills
4.23% due 05/01/25[1]	15,000,000	14,947,130
4.26% due 04/03/25[1]	14,300,000	14,296,613
4.25% due 04/08/25[1]	14,000,000	13,988,425
Total U.S. Treasury Bills
(Cost $43,232,168)		43,232,168

FEDERAL AGENCY DISCOUNT NOTES†† - 7.6%
Federal Home Loan Bank
4.23% due 04/10/25[1]	$12,000,000	11,987,325
4.24% due 04/23/25[1]	5,000,000	4,987,045
4.25% due 04/25/25[1]	5,000,000	4,985,833
Total Federal Agency Discount Notes
(Cost $21,960,203)		21,960,203

U.S. GOVERNMENT SECURITIES†† - 4.3%
United States Treasury Floating Rate Note
4.36% (3 Month U.S. Treasury Bill Rate + 0.13%, Rate Floor: 0.00%) due 07/31/25◊	12,500,000	12,502,867
Total U.S. Government Securities
(Cost $12,502,867)		12,502,867

REPURCHASE AGREEMENTS††,2 - 39.2%
J.P. Morgan Securities LLC issued 03/31/25 at 4.36% due 04/01/25	64,058,471	64,058,471
BofA Securities, Inc. issued 03/31/25 at 4.35% due 04/01/25	49,093,638	49,093,638
Total Repurchase Agreements
(Cost $113,152,109)		113,152,109

Total Investments - 98.5%
(Cost $284,203,088)		$284,203,088
Other Assets & Liabilities, net - 1.5%		4,216,870
Total Net Assets - 100.0%		$288,419,958

††	Value determined based on Level 2 inputs — See Note 4.
◊

Variable rate security. Rate indicated is the rate effective at March 31, 2025. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

[1]	Rate indicated is the effective yield at the time of purchase.
[2]	Repurchase Agreements — See Note 6.
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

378 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (concluded)	March 31, 2025
U.S. GOVERNMENT MONEY MARKET FUND

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Federal Agency Notes	$—	$93,355,741	$—	$93,355,741
U.S. Treasury Bills	—	43,232,168	—	43,232,168
Federal Agency Discount Notes	—	21,960,203	—	21,960,203
U.S. Government Securities	—	12,502,867	—	12,502,867
Repurchase Agreements	—	113,152,109	—	113,152,109
Total Assets	$—	$284,203,088	$—	$284,203,088

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 379

U.S. GOVERNMENT MONEY MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2025

Assets:
Investments, at value (cost $171,050,979)	$171,050,979
Repurchase agreements, at value (cost $113,152,109)	113,152,109
Receivables:
Fund shares sold	11,671,161
Interest	725,079
Total assets	296,599,328

Liabilities:
Overdraft due to custodian bank	13
Payable for:
Fund shares redeemed	7,713,146
Management fees	114,614
Transfer agent fees	97,409
Portfolio accounting and administration fees	34,268
Distributions to shareholders	3,299
Trustees’ fees*	2,696
Miscellaneous	213,925
Total liabilities	8,179,370
Net assets	$288,419,958

Net assets consist of:
Paid in capital	$288,282,600
Total distributable earnings (loss)	137,358
Net assets	$288,419,958
Capital shares outstanding	288,260,550
Net asset value per share	$1.00

STATEMENT OF OPERATIONS
Year Ended March 31, 2025

Investment Income:
Interest	$13,069,249
Total investment income	13,069,249

Expenses:
Management fees	1,317,888
Transfer agent fees	481,672
Portfolio accounting and administration fees	398,000
Registration fees	314,159
Professional fees	119,220
Custodian fees	34,177
Trustees’ fees*	28,124
Miscellaneous	75,672
Total expenses	2,768,912
Net investment income	10,300,337

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	2,129
Net realized gain	2,129
Net increase in net assets resulting from operations	$10,302,466

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

380 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

U.S. GOVERNMENT MONEY MARKET FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended March 31, 2025	Year Ended March 31, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment income	$10,300,337	$11,193,014
Net realized gain on investments	2,129	996
Net change in unrealized appreciation (depreciation) on investments	—	—
Net increase in net assets resulting from operations	10,302,466	11,194,010

Distributions to shareholders	(10,300,331)	(11,193,012)

Capital share transactions:
Proceeds from sale of shares	5,458,985,385	4,820,555,785
Distributions reinvested	10,212,588	11,032,690
Cost of shares redeemed	(5,456,429,907)	(4,867,638,651)
Net increase (decrease) from capital share transactions	12,768,066	(36,050,176)
Net increase (decrease) in net assets	12,770,201	(36,049,178)

Net assets:
Beginning of year	275,649,757	311,698,935
End of year	$288,419,958	$275,649,757

Capital share activity:
Shares sold	5,458,985,385	4,820,555,785
Shares issued from reinvestment of distributions	10,212,748	11,032,702
Shares redeemed	(5,456,429,908)	(4,867,638,651)
Net increase (decrease) in shares	12,768,225	(36,050,164)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 381

U.S. GOVERNMENT MONEY MARKET FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[a]	.04	.04	.02	— [c]	— [c]
Net gain (loss) on investments (realized and unrealized)	— [c]	— [c]	— [c]	— [c]	— [c]
Total from investment operations	.04	.04	.02	— [c]	— [c]
Less distributions from:
Net investment income	(.04)	(.04)	(.02)	—	—
Net realized gains	— [c]	— [c]	—	—	—
Total distributions	(.04)	(.04)	(.02)	—	—
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	3.98%	4.33%	1.86%	0.00%[b]	0.05%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$288,420	$275,650	$311,699	$356,201	$348,971
Ratios to average net assets:
Net investment income (loss)	3.91%	4.26%	1.81%	(0.04%)	0.00%[d]
Total expenses	1.05%	1.05%	0.99%	0.95%	1.04%
Net expenses[b]	1.05%	1.05%	0.86%	0.12%	0.16%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[c]	Less than $0.01 per share.
[d]	Less than 0.01%.

382 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS

Note 1 – Organization and Significant Accounting Policies

Organization

Rydex Series Funds (the “Trust”), a Delaware statutory trust, is registered with the U.S. Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940 (the “1940 Act”), as an open-ended investment company. The Trust consists of multiple series. Each series represents a separate fund (each, a “Fund” and collectively, the “Funds”).

The Trust may issue an unlimited number of authorized shares. The Trust accounts for the assets of each Fund separately.

The Trust offers a combination of seven separate classes of shares: Investor Class shares, Class A shares, Class C shares, Class H shares, Class P shares, Institutional Class shares and Money Market Class shares. Sales of shares of each Class are made without a front-end sales charge at the net asset value per share (“NAV”), with the exception of Class A shares. Class A shares are sold at the NAV, plus the applicable front-end sales charge. The sales charge varies depending on the amount purchased, but will not exceed 4.75%. Class A share purchases of $1 million or more are exempt from the front-end sales charge but are subject to a 1% contingent deferred sales charge (“CDSC”) if shares are redeemed within 12 months of purchase. Class C shares are subject to a 1% CDSC if shares are redeemed within 12 months of purchase. Class C shares of each Fund automatically convert to Class A shares of the same Fund on or about the 10th day of the month following the 8-year anniversary of the purchase of the Class C shares. This conversion will be executed without any sales charge, fee or other charge. After the conversion is completed, the shares will be subject to all features and expenses of Class A shares. Institutional Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, endowments, foundations and corporations. Institutional Class shares require a minimum initial investment of $2 million and a minimum account balance of $1 million. At March 31, 2025, the Trust consisted of fifty-one Funds.

This report covers the following Funds:

Fund Name	Investment Company Type
Banking Fund	Diversified
Basic Materials Fund	Diversified
Biotechnology Fund	Diversified
Consumer Products Fund	Diversified
Electronics Fund	Non-diversified
Energy Fund	Diversified
Energy Services Fund	Non-diversified
Financial Services Fund	Diversified
Health Care Fund	Diversified
Internet Fund	Diversified
Leisure Fund	Diversified
Precious Metals Fund	Non-diversified
Real Estate Fund	Diversified
Retailing Fund	Diversified
Technology Fund	Diversified
Telecommunications Fund	Non-diversified
Transportation Fund	Diversified
Utilities Fund	Diversified
Dow Jones Industrial Average® Fund	Non-diversified
Mid-Cap 1.5x Strategy Fund	Non-diversified
Inverse Mid-Cap Strategy Fund	Non-diversified
Monthly Rebalance NASDAQ-100® 2x Strategy Fund	Non-diversified
NASDAQ-100® Fund	Non-diversified
Inverse NASDAQ-100® Strategy Fund	Non-diversified
Russell 2000® 1.5x Strategy Fund	Non-diversified
Russell 2000® Fund	Non-diversified
Inverse Russell 2000® Strategy Fund	Non-diversified
Nova Fund	Non-diversified
S&P 500® Fund	Non-diversified
Inverse S&P 500® Strategy Fund	Non-diversified
S&P 500® Pure Growth Fund	Non-diversified
S&P 500® Pure Value Fund	Non-diversified
S&P MidCap 400® Pure Growth Fund	Non-diversified
S&P MidCap 400® Pure Value Fund	Non-diversified
S&P SmallCap 600® Pure Growth Fund	Non-diversified
S&P SmallCap 600® Pure Value Fund	Non-diversified
Emerging Markets Bond Strategy Fund	Diversified
Government Long Bond 1.2x Strategy Fund	Diversified
Inverse Government Long Bond Strategy Fund	Diversified
High Yield Strategy Fund	Non-diversified
Inverse High Yield Strategy Fund	Non-diversified
Emerging Markets 2x Strategy Fund	Non-diversified
Inverse Emerging Markets 2x Strategy Fund	Non-diversified
Europe 1.25x Strategy Fund	Non-diversified
Japan 2x Strategy Fund	Non-diversified
Strengthening Dollar 2x Strategy Fund	Non-diversified
Weakening Dollar 2x Strategy Fund	Non-diversified
U.S. Government Money Market Fund	Diversified

At March 31, 2025, Investor Class, Class A, Class C, Class H, and Money Market Class shares have been issued by the Funds.

The Funds are designed and operated to accommodate frequent trading by shareholders and, unlike most mutual funds, offer unlimited exchange privileges with no minimum holding periods or transactions fees, which may cause the Funds to experience high portfolio turnover.

Each of the Sector Funds invests in a specific industry sector. To the extent that the investments of a Sector Fund are concentrated in a single sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting such sector.

The Sector Funds seek capital appreciation and invest substantially all of their assets in equity securities of companies involved in the sector referenced in each Fund’s name.

THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 383

NOTES TO FINANCIAL STATEMENTS (continued)

Security Investors, LLC (the “Adviser”), which operates under the name Guggenheim Investments (“GI”), provides advisory services to the Funds. Guggenheim Funds Distributors, LLC (“GFD”) serves as distributor of the Funds’ shares. GI and GFD are affiliated entities.

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The NAV of each share class of each Fund is calculated by dividing the current value of the Fund’s securities and other assets, less all liabilities attributable to the share class by the number of outstanding shares of the share class on the specified date.

The Trust calculates a NAV twice each business day; at 10:45 a.m. and at the close of the New York Stock Exchange (“NYSE”), usually 4:00 p.m. for the Russell 2000® Fund, S&P 500® Fund, Emerging Markets 2x Strategy Fund, Inverse Emerging Markets 2x Strategy Fund and Emerging Markets Bond Strategy Fund. All other Funds in this report will price at the afternoon NAV. The NAV is calculated using the current market value of each Fund’s total assets as of the respective time of calculation. These financial statements are based on the March 31, 2025, afternoon NAV.

(a) Valuation of Investments

The Board of Trustees of the Trust (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Fund Valuation Procedures”).

Pursuant to Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the valuation designee to perform fair valuation determinations for the Funds with respect to all Fund investments and/or other assets. As the Funds’ valuation designee pursuant to Rule 2a-5, the Adviser has adopted separate procedures (the “Valuation Designee Procedures” and collectively with the Fund Valuation Procedures, the “Valuation Procedures”) reasonably designed to prevent violations of the requirements of Rule 2a-5 and Rule 31a-4 under the 1940 Act. The Adviser, in its role as valuation designee, utilizes the assistance of a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), in determining the fair value of the Funds’ securities and/or other assets.

Valuations of the Funds’ securities and other assets are supplied primarily by independent third-party pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Adviser, with the assistance of the Valuation Committee, convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued. The Adviser, consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly reviews the appropriateness of the inputs, methods, models and assumptions employed by the independent third-party pricing services.

If the independent third-party pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Adviser.

Equity securities listed or traded on a recognized U.S. securities exchange or the Nasdaq Stock Market (“NASDAQ”) will generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ official closing price, which may not necessarily represent the last sale price.

Open-end investment companies are valued at their NAV as of the close of business, on the valuation date. Exchange-traded funds and closed-end investment companies are generally valued at the last quoted sale price.

The U.S. Government Money Market Fund values debt securities at amortized cost pursuant to Rule 2a-7 of the 1940 Act, which approximates market value.

With the exception of the U.S. Government Money Market Fund, U.S. Government securities are valued by independent third-party pricing services, using the last traded fill price, or at the reported bid price at the close of business on the valuation date.

Repurchase agreements are generally valued at amortized cost, provided such amounts approximate market value.

Commercial paper and discount notes with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent third-party pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Commercial paper and discount

384 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)

notes with a maturity of 60 days or less at acquisition are valued at amortized cost, unless the Adviser concludes that amortized cost does not represent the fair value of the applicable asset in which case it will be valued using an independent third-party pricing service.

Futures contracts are valued on the basis of the last sale price as of 4:00 p.m. on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the official settlement price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation of the underlying securities would provide a more accurate valuation of the futures contract.

The value of currency index swap agreements entered into by a Fund is accounted for using the unrealized appreciation or depreciation on the agreements that is determined by marking the agreements to the broker quote.

Swap agreements entered into by a Fund are generally valued using an evaluated price provided by an independent third-party pricing service.

Investments for which market quotations are not readily available are fair valued as determined in good faith by the Adviser. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value”. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis. In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

(b) U.S. Government and Agency Obligations

Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Funds’ Schedules of Investments reflect the effective rates paid at the time of purchase by the Funds. Other securities bear interest at the rates shown, payable at fixed dates through maturity.

(c) Short Sales

When a Fund engages in a short sale of a security, an amount equal to the proceeds is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. The Fund maintains a segregated account of cash and/or securities as collateral for short sales.

Fees, if any, paid to brokers to borrow securities in connection with short sales are recorded as interest expense. In addition, the Fund must pay out the dividend rate of the equity or coupon rate of the obligation to the lender and record this as an expense. Short dividend or interest expense is a cost associated with the investment objective of short sales transactions, rather than an operational cost associated with the day-to-day management of any mutual fund. The Fund may also receive rebate income from the broker resulting from the investment of the proceeds from securities sold short.

(d) Futures Contracts

Upon entering into a futures contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

(e) Swap Agreements

Swap agreements are marked-to-market daily and the change, if any, is recorded as unrealized appreciation or depreciation. Payments received or made as a result of an agreement or termination of an agreement are recognized as realized gains or losses.

Upon entering into certain centrally-cleared swap transactions, a Fund is required to deposit with its clearing broker an amount of cash or securities as an initial margin. Subsequent variation margin receipts or payments are received or made by the Fund depending on fluctuations in the fair value of the reference entity and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 385

NOTES TO FINANCIAL STATEMENTS (continued)

Upfront payments received or made by a Fund on credit default swap agreements and interest rate swap agreements are amortized over the expected life of the agreement. Periodic payments received or paid by a Fund are recorded as realized gains or losses. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses.

(f) Currency Translations

The accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Funds to foreign government exchange restrictions, expropriation, taxation, or other political, social, geopolitical or economic developments, all of which could affect the market and/or credit risk of the investments.

The Funds do not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized gain or loss and unrealized appreciation or depreciation on investments.

Reported net realized foreign exchange gains and losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized appreciation and depreciation arise from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.

(g) Foreign Taxes

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income and foreign taxes on capital gains from sales of investments are included with the net realized gain (loss) on investments. Foreign taxes payable or deferred as of March 31, 2025, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

(h) Security Transactions

Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as a reduction to cost if the securities are still held and as realized gains if no longer held in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries, if any. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Dividend income from Real Estate Investment Trusts (“REITs”) is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to realized gains. The actual amounts of income, return of capital, and realized gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

(i) Distributions

Dividends from net investment income are declared daily and paid monthly for the Government Long Bond 1.2x Strategy Fund and the U.S. Government Money Market Fund. Distributions of net investment income in the remaining Funds and distributions of net realized gains, if any, in all Funds are declared and paid at least annually. Dividends are reinvested in additional shares unless shareholders request payment in cash. Distributions are recorded on the ex-dividend date and are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP.

(j) Class Allocations

Interest and dividend income, most expenses, all realized gains and losses, and all unrealized appreciation and depreciation are allocated to the share classes based upon the value of the outstanding shares in each share class. Certain costs, such as distribution and service fees are charged directly to specific share classes. In addition, certain expenses have been allocated to the individual Funds in the Trust based on the respective net assets of each Fund included in the Trust.

(k) Cash

The Funds may leave cash overnight in their cash account with their custodian. Periodically, a Fund may have cash due to their custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate, which was 4.33% at March 31, 2025.

386 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)

(l) Indemnifications

Under the Trust’s organizational documents, the Trustees and Officers of the Trust are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Trust, on behalf of the Funds, enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Note 2 – Financial Instruments and Derivatives

As part of their investment strategies, the Funds may utilize short sales and a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk and risks in excess of amounts recognized on the Funds’ Statements of Assets and Liabilities. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Financial Statements.

Short Sales

A short sale is a transaction in which a Fund sells a security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

Derivatives

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used for investment purposes (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to seek to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Funds utilized derivatives for the following purposes:

Duration: the use of an instrument to manage the interest rate risk of a portfolio.

Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

Leverage: gaining total exposure to equities or other assets on the long and short sides at greater than 100% of invested capital.

Liquidity: the ability to buy or sell exposure with little price/market impact.

If a Fund’s investment strategy consistently involves applying leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will increase. A Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause an investment in the Fund to be more volatile and riskier than if the Fund had not been leveraged.

Futures Contracts

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund’s use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are

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NOTES TO FINANCIAL STATEMENTS (continued)

exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Cash deposits are shown as segregated cash with broker on the Funds’ Statements of Assets and Liabilities; securities held as collateral are noted on the Funds’ Schedules of Investments.

The following table represents the Funds’ use and volume of futures on a monthly basis:

		Average Notional Amount
Fund	Use	Long	Short
Dow Jones Industrial Average® Fund	Index exposure, Liquidity	$800,735	$—
Mid-Cap 1.5x Strategy Fund	Index exposure, Leverage, Liquidity	1,647,522	—
Monthly Rebalance NASDAQ-100® 2x Strategy Fund	Index exposure, Leverage, Liquidity	256,616,482	—
NASDAQ-100® Fund	Index exposure, Liquidity	18,226,366	—
Inverse NASDAQ-100® Strategy Fund	Index exposure, Liquidity	—	3,395,379
Russell 2000® 1.5x Strategy Fund	Index exposure, Leverage, Liquidity,	377,055	—
Russell 2000® Fund	Index exposure, Liquidity	1,706,977	—
Inverse Russell 2000® Strategy Fund	Index exposure, Liquidity	—	201,353
Nova Fund	Index exposure, Leverage, Liquidity	70,717,090	—
S&P 500® Fund	Index exposure, Liquidity	1,789,729	—
Inverse S&P 500® Strategy Fund	Index exposure, Liquidity	—	3,037,279
Emerging Markets Bond Strategy Fund	Duration, Index exposure, Leverage, Liquidity	385,479	—
Government Long Bond 1.2x Strategy Fund	Duration, Index exposure, Leverage, Liquidity	8,800,328	—
Inverse Government Long Bond Strategy Fund	Duration, Index exposure, Liquidity	—	3,819,560
High Yield Strategy Fund	Duration, Index exposure, Liquidity	35,446,294	—
Inverse High Yield Strategy Fund	Duration, Index exposure, Liquidity	—	4,811,493
Europe 1.25x Strategy Fund	Index exposure, Leverage, Liquidity	7,582,193	—
Japan 2x Strategy Fund	Index exposure, Leverage, Liquidity	5,925,975	—
Strengthening Dollar 2x Strategy Fund	Index exposure, Leverage, Liquidity	3,888,651	—
Weakening Dollar 2x Strategy Fund	Index exposure, Leverage, Liquidity	—	1,810,761

Swap Agreements

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. When utilizing over-the-counter (“OTC”) swaps, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like exchange-traded futures contracts. For a Fund utilizing centrally-cleared swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. There is no guarantee that a Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Total return swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as an index) for a fixed or variable interest rate. Total return swaps will usually be computed based on the current value of the reference asset as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. When utilizing total return swaps, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying reference asset declines in value.

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NOTES TO FINANCIAL STATEMENTS (continued)

The following table represents the Funds’ use and volume of total return swaps on a monthly basis:

		Average Notional Amount
Fund	Use	Long	Short
Dow Jones Industrial Average® Fund	Index exposure, Liquidity	$3,093,315	$—
Mid-Cap 1.5x Strategy Fund	Index exposure, Leverage, Liquidity	8,388,587	—
Inverse Mid-Cap Strategy Fund	Index exposure, Liquidity	—	363,921
Monthly Rebalance NASDAQ-100® 2x Strategy Fund	Index exposure, Leverage, Liquidity	563,875,909	—
NASDAQ-100® Fund	Index exposure, Liquidity	58,819,534	—
Inverse NASDAQ-100® Strategy Fund	Index exposure, Liquidity	—	13,584,070
Russell 2000® 1.5x Strategy Fund	Index exposure, Leverage, Liquidity	5,784,908	—
Russell 2000® Fund	Index exposure, Liquidity	5,117,756	—
Inverse Russell 2000® Strategy Fund	Index exposure, Liquidity	—	1,929,980
Nova Fund	Index exposure, Leverage, Liquidity	102,415,297	—
S&P 500® Fund	Index exposure, Liquidity	10,553,744	—
Inverse S&P 500® Strategy Fund	Index exposure, Liquidity	—	35,606,390
Emerging Markets Bond Strategy Fund	Duration, Index exposure, Leverage, Liquidity	197,624	—
High Yield Strategy Fund	Duration, Index exposure, Liquidity	1,554,640	—
Emerging Markets 2x Strategy Fund	Index exposure, Leverage, Liquidity	6,808,934	—
Inverse Emerging Markets 2x Strategy Fund	Index exposure, Leverage, Liquidity	—	663,344

Currency swaps enable the Funds to gain exposure to currencies in a market without actually possessing a given currency, or to hedge a position. Currency swaps involve the exchange of the principal and interest in one currency for the principal and interest in another currency. As in other types of OTC swaps, the Funds may be at risk due to the counterparty’s inability to perform.

The following table represents the Funds’ use and volume of currency swaps on a monthly basis:

		Average Notional Amount
Fund	Use	Long	Short
Strengthening Dollar 2x Strategy Fund	Index exposure, Leverage, Liquidity	$1,017,387	$—
Weakening Dollar 2x Strategy Fund	Index exposure, Leverage, Liquidity	—	624,617

Credit default swaps are instruments which allow for the full or partial transfer of third party credit risk, with respect to a particular entity or entities, from one counterparty to the other. A fund enters into credit default swaps as a “seller” or “buyer” of protection primarily to gain or reduce exposure to the investment grade and/or high yield bond market. A seller of credit default swaps is selling credit protection or assuming credit risk with respect to the underlying entity or entities. The buyer in a credit default swap is obligated to pay the seller a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If a credit event occurs, as defined under the terms of the swap agreement, the seller will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. The notional amount reflects the maximum potential amount the seller of credit protection could be required to pay to the buyer if a credit event occurs. The seller of protection receives periodic premium payments from the buyer and may also receive or pay an upfront premium adjustment to the stated periodic payments. In the event a credit default occurs on a credit default swap referencing an index, a factor adjustment will take place and the buyer of protection will receive a payment reflecting the par less the default recovery rate of the defaulted index component based on its weighting in the index. If no default occurs, the counterparty will pay the stream of payments and have no further obligations to the fund selling the credit protection. For a fund utilizing centrally cleared credit default swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. For OTC credit default swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty, or in the case of a credit default swap in which a fund is selling credit protection, the default of a third party issuer.

The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

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NOTES TO FINANCIAL STATEMENTS (continued)

The following table represents the Funds’ use and volume of credit default swaps on a monthly basis:

		Average Notional Amount
Fund	Use	Protection Sold	Protection Purchased
Emerging Markets Bond Strategy Fund	Duration, Index exposure, Leverage, Liquidity	$411,667	$—
High Yield Strategy Fund	Duration, Index exposure, Liquidity	32,516,667	—
Inverse High Yield Strategy Fund	Duration, Index exposure, Liquidity	—	4,466,667

Derivative Investment Holdings Categorized by Risk Exposure

The following is a summary of the location of derivative investments on the Funds’ Statements of Assets and Liabilities as of March 31, 2025:

Derivative Investment Type	Asset Derivatives	Liability Derivatives
Currency/Equity/Interest rate futures contracts	Variation margin on futures contracts	Variation margin on futures contracts
Credit/Currency/Equity swap agreements	Unamortized upfront premiums paid on credit default swap agreements Unrealized appreciation on OTC swap agreements Variation margin on credit default swap agreements	Unamortized upfront premiums received on credit default swap agreements Unrealized depreciation on OTC swap agreements Variation margin on credit default swap agreements

The following tables set forth the fair value of the Funds’ derivative investments categorized by primary risk exposure at March 31, 2025:

Asset Derivative Investments Value
Fund	Futures Equity Risk*	Swaps Equity Risk	Futures Foreign Currency Exchange Risk*	Swaps Currency Risk	Futures Interest Rate Risk*	Swaps Credit Risk*	Total Value at March 31, 2025
Dow Jones Industrial Average® Fund	$12,769	$—	$—	$—	$—	$—	$12,769
Inverse Mid-Cap Strategy Fund	—	4,079	—	—	—	—	4,079
Inverse NASDAQ-100® Strategy Fund	83,747	313,178	—	—	—	—	396,925
Inverse Russell 2000® Strategy Fund	—	48,707	—	—	—	—	48,707
Inverse S&P 500® Strategy Fund	25,738	802,094	—	—	—	—	827,832
Emerging Markets Bond Strategy Fund	—	—	—	—	1,142	—	1,142
Government Long Bond 1.2x Strategy Fund	—	—	—	—	475,522	—	475,522
Inverse Government Long Bond Strategy Fund	—	—	—	—	29,808	—	29,808
High Yield Strategy Fund	—	—	—	—	147,538	—	147,538
Inverse High Yield Strategy Fund	—	—	—	—	—	21,765	21,765
Inverse Emerging Markets 2x Strategy Fund	—	5,423	—	—	—	—	5,423
Europe 1.25x Strategy Fund	—	—	31,682	—	—	—	31,682
Strengthening Dollar 2x Strategy Fund	—	—	21,436	8,065	—	—	29,501

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NOTES TO FINANCIAL STATEMENTS (continued)

Liability Derivative Investments Value
Fund	Futures Equity Risk*	Swaps Equity Risk	Futures Foreign Currency Exchange Risk*	Swaps Currency Risk	Futures Interest Rate Risk*	Swaps Credit Risk*	Total Value at March 31, 2025
Dow Jones Industrial Average® Fund	$—	$40,989	$—	$—	$—	$—	$40,989
Mid-Cap 1.5x Strategy Fund	10,192	232,772	—	—	—	—	242,964
Monthly Rebalance NASDAQ-100® 2x Strategy Fund	4,235,619	8,889,315	—	—	—	—	13,124,934
NASDAQ-100® Fund	583,324	1,939,080	—	—	—	—	2,522,404
Russell 2000® 1.5x Strategy Fund	8,446	142,771	—	—	—	—	151,217
Russell 2000® Fund	6,757	104,727	—	—	—	—	111,484
Nova Fund	258,708	2,974,413	—	—	—	—	3,233,121
S&P 500® Fund	6,562	276,629	—	—	—	—	283,191
Emerging Markets Bond Strategy Fund	—	—	—	—	—	1,069	1,069
High Yield Strategy Fund	—	—	—	—	—	192,098	192,098
Inverse High Yield Strategy Fund	—	—	—	—	19,030	—	19,030
Emerging Markets 2x Strategy Fund	—	222,680	—	—	—	—	222,680
Europe 1.25x Strategy Fund	242,336	—	—	—	—	—	242,336
Japan 2x Strategy Fund	14,099	—	11,711	—	—	—	25,810
Weakening Dollar 2x Strategy Fund	—	—	13,823	2,922	—	—	16,745

*	Includes cumulative appreciation (depreciation) of futures contracts as reported on the Schedules of Investments. Variation margin is reported within the Statements of Assets and Liabilities.

The following is a summary of the location of derivative investments on the Funds’ Statements of Operations for the year ended March 31, 2025:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Currency/Equity/Interest rate futures contracts	Net realized gain (loss) on futures contracts
Net change in unrealized appreciation (depreciation) on futures contracts
Credit/Currency/Equity swap agreements	Net realized gain (loss) on swap agreements
Net change in unrealized appreciation (depreciation) on swap agreements

The following is a summary of the Funds’ realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized on the Funds’ Statements of Operations categorized by primary risk exposure for the year ended March 31, 2025:

Realized Gain (Loss) on Derivative Investments Recognized on the Statements of Operations
Fund	Futures Equity Risk	Swaps Equity Risk	Futures Foreign Currency Exchange Risk	Swaps Currency Risk	Futures Interest Rate Risk	Swaps Credit Risk	Total
Dow Jones Industrial Average® Fund	$(93,812)	$(246,379)	$—	$—	$—	$—	$(340,191)
Mid-Cap 1.5x Strategy Fund	(58)	(108,715)	—	—	—	—	(108,773)
Inverse Mid-Cap Strategy Fund	—	55,350	—	—	—	—	55,350
Monthly Rebalance NASDAQ-100® 2x Strategy Fund	(11,569,809)	(20,526,280)	—	—	—	—	(32,096,089)
NASDAQ-100® Fund	(2,971,597)	5,345,477	—	—	—	—	2,373,880
Inverse NASDAQ-100® Strategy Fund	(319,815)	(1,091,481)	—	—	—	—	(1,411,296)
Russell 2000® 1.5x Strategy Fund	(145,900)	(379,622)	—	—	—	—	(525,522)
Russell 2000® Fund	(429,880)	(996,412)	—	—	—	—	(1,426,292)
Inverse Russell 2000® Strategy Fund	(11,904)	(104,069)	—	—	—	—	(115,973)
Nova Fund	3,968,309	4,315,709	—	—	—	—	8,284,018
S&P 500® Fund	(163,372)	1,148,571	—	—	—	—	985,199
Inverse S&P 500® Strategy Fund	(201,496)	(4,383,005)	—	—	—	—	(4,584,501)

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NOTES TO FINANCIAL STATEMENTS (continued)

Realized Gain (Loss) on Derivative Investments Recognized on the Statements of Operations
Fund	Futures Equity Risk	Swaps Equity Risk	Futures Foreign Currency Exchange Risk	Swaps Currency Risk	Futures Interest Rate Risk	Swaps Credit Risk	Total
Emerging Markets Bond Strategy Fund	$—	$—	$—	$—	$(7,831)	$14,816	$6,985
Government Long Bond 1.2x Strategy Fund	—	—	—	—	(776,748)	—	(776,748)
Inverse Government Long Bond Strategy Fund	—	—	—	—	(137,992)	—	(137,992)
High Yield Strategy Fund	—	—	—	—	(502,573)	1,650,969	1,148,396
Inverse High Yield Strategy Fund	—	—	—	—	65,584	(284,012)	(218,428)
Emerging Markets 2x Strategy Fund	—	(666,390)	—	—	—	—	(666,390)
Inverse Emerging Markets 2x Strategy Fund	—	(109,206)	—	—	—	—	(109,206)
Europe 1.25x Strategy Fund	162,616	—	(62,492)	—	—	—	100,124
Japan 2x Strategy Fund	(430,100)	—	(303,649)	—	—	—	(733,749)
Strengthening Dollar 2x Strategy Fund	—	—	(377,819)	(47,814)	—	—	(425,633)
Weakening Dollar 2x Strategy Fund	—	—	(109,333)	(18,460)	—	—	(127,793)

Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized on the Statements of Operations
Fund	Futures Equity Risk	Swaps Equity Risk	Futures Foreign Currency Exchange Risk	Swaps Currency Risk	Futures Interest Rate Risk	Swaps Credit Risk	Total
Dow Jones Industrial Average® Fund	$(33,451)	$(90,568)	$—	$—	$—	$—	$(124,019)
Mid-Cap 1.5x Strategy Fund	(87,339)	(444,435)	—	—	—	—	(531,774)
Inverse Mid-Cap Strategy Fund	—	17,309	—	—	—	—	17,309
Monthly Rebalance NASDAQ-100® 2x Strategy Fund	(5,869,482)	(12,329,957)	—	—	—	—	(18,199,439)
NASDAQ-100® Fund	(776,967)	(2,342,258)	—	—	—	—	(3,119,225)
Inverse NASDAQ-100® Strategy Fund	98,494	383,447	—	—	—	—	481,941
Russell 2000® 1.5x Strategy Fund	(21,519)	(342,741)	—	—	—	—	(364,260)
Russell 2000® Fund	(78,410)	(378,271)	—	—	—	—	(456,681)
Inverse Russell 2000® Strategy Fund	—	106,624	—	—	—	—	106,624
Nova Fund	(1,645,025)	(3,952,184)	—	—	—	—	(5,597,209)
S&P 500® Fund	(40,588)	(331,847)	—	—	—	—	(372,435)
Inverse S&P 500® Strategy Fund	79,684	1,107,655	—	—	—	—	1,187,339
Emerging Markets Bond Strategy Fund	—	—	—	—	1,485	(2,318)	(833)
Government Long Bond 1.2x Strategy Fund	—	—	—	—	366,626	—	366,626
Inverse Government Long Bond Strategy Fund	—	—	—	—	80,063	—	80,063
High Yield Strategy Fund	—	—	—	—	53,810	(253,765)	(199,955)
Inverse High Yield Strategy Fund	—	—	—	—	(854)	34,987	34,133
Emerging Markets 2x Strategy Fund	—	(156,806)	—	—	—	—	(156,806)
Inverse Emerging Markets 2x Strategy Fund	—	(10,844)	—	—	—	—	(10,844)
Europe 1.25x Strategy Fund	(267,610)	—	51,514	—	—	—	(216,096)
Japan 2x Strategy Fund	(89,217)	—	116,288	—	—	—	27,071
Strengthening Dollar 2x Strategy Fund	—	—	(40,474)	(3,016)	—	—	(43,490)
Weakening Dollar 2x Strategy Fund	—	—	11,106	(742)	—	—	10,364

392 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)

In conjunction with short sales and the use of derivative instruments, the Funds are required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Funds use margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Funds as collateral.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions rated/identified as investment grade or better. The Trust monitors the counterparty credit risk associated with each such financial institution.

Foreign Investments

There are several risks associated with exposure to foreign currencies, foreign issuers and emerging markets. A Fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In addition, the Funds may incur transaction costs in connection with conversions between various currencies. The Funds may, but are not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. However, not all currency risks may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits. In such instances, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.

The Funds may invest in securities of foreign companies directly, or in financial instruments, such as ADRs and exchange-traded funds, which are indirectly linked to the performance of foreign issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Funds.

Emerging markets, which consist of countries that have an emerging stock market as defined by Standard & Poor’s®, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar characteristics as determined by GI, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. As a result, the securities of emerging market issuers may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in securities of developed foreign countries. In addition, the risks associated with investing in a narrowly defined geographic area are generally more pronounced with respect to investments in emerging market countries. The Funds may also be subject to this risk with respect to its investments in derivatives or other securities or financial instruments whose returns are related to the returns of emerging market securities.

Note 3 – Offsetting

In the normal course of business, the Funds enter into transactions subject to enforceable master netting arrangements or other similar arrangements. Generally, the right to offset in those agreements allows the Funds to counteract the exposure to a specific counterparty with collateral received from or delivered to that counterparty based on the terms of the arrangements. These arrangements provide for the right to liquidate upon the occurrence of an event of default, credit event upon merger or additional termination event.

In order to better define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a fund and a counterparty that governs

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NOTES TO FINANCIAL STATEMENTS (continued)

OTC derivatives, including foreign exchange contracts, and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, are reported separately on the Funds’ Statements of Assets and Liabilities as segregated cash with broker/receivable for variation margin, or payable for swap settlement/variation margin. Cash and/or securities pledged or received as collateral by the Funds in connection with an OTC derivative subject to an ISDA Master Agreement generally may not be invested, sold or rehypothecated by the counterparty or the Funds, as applicable, absent an event of default under such agreement, in which case such collateral generally may be applied towards obligations due to and payable by such counterparty or the Funds, as applicable. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold (e.g., $300,000) before a transfer is required to be made. To the extent amounts due to the Funds from their counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe to be of good standing and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Funds’ Statements of Assets and Liabilities.

The following tables present derivative financial instruments and secured financing transactions that are subject to enforceable netting arrangements:

					Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statements of Assets and Liabilities[1]	Net Amount of Assets Presented on the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
Inverse Mid-Cap Strategy Fund	Equity index swap agreements	$4,079	$—	$4,079	$—	$(1,266)	$2,813
Inverse NASDAQ-100® Strategy Fund	Equity index swap agreements	313,178	—	313,178	—	(90,000)	223,178
Inverse Russell 2000® Strategy Fund	Equity index swap agreements	48,707	—	48,707	—	—	48,707
Inverse S&P 500® Strategy Fund	Equity index swap agreements	802,094	—	802,094	—	(743,733)	58,361
Inverse Emerging Markets 2x Strategy Fund	Equity index swap agreements	5,423	—	5,423	—	—	5,423
Strengthening Dollar 2x Strategy Fund	Currency swap agreements	8,065	—	8,065	—	—	8,065

394 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)

					Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statements of Assets and Liabilities[1]	Net Amount of Liabilities Presented on the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
Dow Jones Industrial Average® Fund	Equity index swap agreements	$40,989	$—	$40,989	$(25,018)	$(15,971)	$—
Mid-Cap 1.5x Strategy Fund	Equity index swap agreements	232,772	—	232,772	(232,602)	(170)	—
Monthly Rebalance NASDAQ-100® 2x Strategy Fund	Equity index swap agreements	8,889,315	—	8,889,315	(8,888,869)	(446)	—
NASDAQ-100® Fund	Equity index swap agreements	1,939,080	—	1,939,080	(1,939,080)	—	—
Russell 2000® 1.5x Strategy Fund	Equity index swap agreements	142,771	—	142,771	(117,122)	(25,649)	—
Russell 2000® Fund	Equity index swap agreements	104,727	—	104,727	(80,423)	(24,304)	—
Nova Fund	Equity index swap agreements	2,974,413	—	2,974,413	(2,973,972)	(441)	—
S&P 500® Fund	Equity index swap agreements	276,629	—	276,629	(231,009)	(45,620)	—
Emerging Markets Bond Strategy Fund	Equity index swap agreements	617	—	617	(617)	—	—
High Yield Strategy Fund	Credit index swap agreements	9,222	—	9,222	(9,222)	—	—
Emerging Markets 2x Strategy Fund	Equity index swap agreements	222,680	—	222,680	(222,680)	—	—
Weakening Dollar 2x Strategy Fund	Currency swap agreements	2,922	—	2,922	(2,922)	—	—

[1]	Exchange-traded or centrally-cleared derivatives are excluded from these reported amounts.

The Funds have the right to offset deposits against any related derivative liabilities outstanding with each counterparty with the exception of exchange-traded or centrally-cleared derivatives. The following table presents deposits held by others in connection with derivative investments as of March 31, 2025.

Fund	Counterparty	Asset Type	Cash Pledged	Cash Received
Dow Jones Industrial Average® Fund	Barclays Bank plc	Total return swap agreements	$119,051	$—
	Goldman Sachs International	Futures contracts	12,190	—
			131,241	—
Mid-Cap 1.5x Strategy Fund	Barclays Bank plc	Total return swap agreements	170	—
Inverse Mid-Cap Strategy Fund	Barclays Bank plc	Total return swap agreements	—	58,703
Monthly Rebalance NASDAQ-100® 2x Strategy Fund	Barclays Bank plc	Total return swap agreements	446	—
	Goldman Sachs International	Futures contracts	13,350,747	—
			13,351,193	—
NASDAQ-100® Fund	Goldman Sachs International	Futures contracts	267,752	—
Inverse NASDAQ-100® Strategy Fund	Barclays Bank plc	Total return swap agreements	—	30,000
	BNP Paribas	Total return swap agreements	—	20,000
	Goldman Sachs International	Futures contracts	89,063	—
	Goldman Sachs International	Total return swap agreements	—	40,000
			89,063	90,000

THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 395

NOTES TO FINANCIAL STATEMENTS (continued)

Fund	Counterparty	Asset Type	Cash Pledged	Cash Received
Russell 2000® 1.5x Strategy Fund	Barclays Bank plc	Total return swap agreements	$45,530	$—
	Goldman Sachs International	Futures contracts	697	—
			46,227	—
Russell 2000® Fund	Barclays Bank plc	Total return swap agreements	38,530	—
Inverse Russell 2000® Strategy Fund	Barclays Bank plc	Total return swap agreements	2,061	—
Nova Fund	Barclays Bank plc	Total return swap agreements	441	—
S&P 500® Fund	Barclays Bank plc	Total return swap agreements	45,620	—
	Goldman Sachs International	Futures contracts	125,407	—
			171,027	—
Inverse S&P 500® Strategy Fund	Barclays Bank plc	Total return swap agreements	—	520,000
	Goldman Sachs International	Futures contracts	134,743	—
	Goldman Sachs International	Total return swap agreements	—	460,000
			134,743	980,000
Emerging Markets Bond Strategy Fund	Barclays Bank plc	Credit default swap agreements	34,338	—
Government Long Bond 1.2x Strategy Fund	Goldman Sachs International	Futures contracts	1,020,563	—
High Yield Strategy Fund	Barclays Bank plc	Credit default swap agreements	426,577	—
	Goldman Sachs International	Credit default swap agreements	—	308,748
	Goldman Sachs International	Futures contracts	4,084	—
			430,661	308,748
Inverse High Yield Strategy Fund	Barclays Bank plc	Credit default swap agreements	417,555	—
	Goldman Sachs International	Futures contracts	3,249	—
			420,804	—
Europe 1.25x Strategy Fund	Goldman Sachs International	Futures contracts	803,608	—
Strengthening Dollar 2x Strategy Fund	Goldman Sachs International	Futures contracts	5,213	—

Note 4 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 —	unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 —	significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 —	significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

Rule 2a-5 sets forth a definition of “readily available market quotations,” which is consistent with the definition of a Level 1 input under U.S. GAAP. Rule 2a-5 provides that “a market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.”

Securities for which market quotations are not readily available must be valued at fair value as determined in good faith. Accordingly, any security priced using inputs other than Level 1 inputs will be subject to fair value requirements. The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

396 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)

The inputs or methodologies selected and applied for valuing securities or other assets are not necessarily an indication of the risk associated with investing in those securities. The suitability, appropriateness and accuracy of the techniques, methodologies and sources employed to determine fair valuation are periodically reviewed and subject to change.

Note 5 – Investment Advisory Agreement and Other Agreements

Under the terms of an investment advisory contract between the Trust, on behalf of the Funds, and the Adviser, the Funds pay GI investment advisory fees on a monthly basis calculated daily at the annualized rates below, based on the average daily net assets of the Funds:

Fund	Management Fees (as a % of Net Assets)
Banking Fund	0.85%
Basic Materials Fund	0.85%
Biotechnology Fund	0.85%
Consumer Products Fund	0.85%
Electronics Fund	0.85%
Energy Fund	0.85%
Energy Services Fund	0.85%
Financial Services Fund	0.85%
Health Care Fund	0.85%
Internet Fund	0.85%
Leisure Fund	0.85%
Precious Metals Fund	0.75%
Real Estate Fund	0.85%
Retailing Fund	0.85%
Technology Fund	0.85%
Telecommunications Fund	0.85%
Transportation Fund	0.85%
Utilities Fund	0.85%
Dow Jones Industrial Average® Fund	0.75%
Mid-Cap 1.5x Strategy Fund	0.90%
Inverse Mid-Cap Strategy Fund	0.90%
Monthly Rebalance NASDAQ-100® 2x Strategy Fund	0.90%
NASDAQ-100® Fund	0.75%
Inverse NASDAQ-100® Strategy Fund	0.90%
Russell 2000® 1.5x Strategy Fund	0.90%
Russell 2000® Fund	0.75%
Inverse Russell 2000® Strategy Fund	0.90%
Nova Fund	0.75%
S&P 500® Fund	0.75%
Inverse S&P 500® Strategy Fund	0.90%
S&P 500® Pure Growth Fund	0.75%
S&P 500® Pure Value Fund	0.75%
S&P MidCap 400® Pure Growth Fund	0.75%
S&P MidCap 400® Pure Value Fund	0.75%
S&P SmallCap 600® Pure Growth Fund	0.75%
S&P SmallCap 600® Pure Value Fund	0.75%
Emerging Markets Bond Strategy Fund	0.75%
Government Long Bond 1.2x Strategy Fund	0.50%
Inverse Government Long Bond Strategy Fund	0.90%
High Yield Strategy Fund	0.75%
Inverse High Yield Strategy Fund	0.75%
Emerging Markets 2x Strategy Fund	0.90%
Inverse Emerging Markets 2x Strategy Fund	0.90%
Europe 1.25x Strategy Fund	0.90%
Japan 2x Strategy Fund	0.75%
Strengthening Dollar 2x Strategy Fund	0.90%
Weakening Dollar 2x Strategy Fund	0.90%
U.S. Government Money Market Fund	0.50%

THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 397

NOTES TO FINANCIAL STATEMENTS (continued)

When the aggregate assets of each series of the Trust (excluding the Managed Futures Strategy Fund and Multi-Hedge Strategies Fund) and each series of Rydex Dynamic Funds equal or exceed $10 billion, the advisory fee rate paid by each individual Fund (excluding the Managed Futures Strategy Fund and Multi-Hedge Strategies Fund) will be reduced in accordance with the asset level and breakpoint schedule set forth below.

Fund Assets Under Management	Fund Asset-Based Breakpoint Reductions
$500 million - $1 billion	0.025%
>$1 billion - $2 billion	0.050%
>$2 billion	0.075%

GI pays operating expenses on behalf of the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, among others, on a pass-through basis. Such expenses are allocated to various Funds within the complex based on relative net assets.

The Board has adopted separate Distribution Plans applicable to Class A shares and Class H shares for which GFD and other firms that provide distribution and/or shareholder services (“Service Providers”) may receive compensation. If a Service Provider provides distribution services, the Funds will pay distribution fees to GFD at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. GFD, in turn, will pay the Service Providers out of its fees. GFD may, at its discretion, retain a portion of such payments to compensate itself for distribution services it performs.

The Board has adopted a separate Distribution and Shareholder Services Plan applicable to Class C shares that allows the Funds to pay annual distribution and service fees of 1.00% of the Funds’ Class C shares average daily net assets. The annual 0.25% service fee compensates a shareholder’s financial adviser for providing ongoing services to the shareholder. The annual distribution fee of 0.75% reimburses GFD for paying the shareholder’s financial adviser an ongoing sales commission. GFD advances the first year’s service and distribution fees to the financial adviser. GFD retains the service and distribution fees on accounts with no authorized dealer of record.

For the year ended March 31, 2025, GFD retained sales charges of $119,975 relating to sales of Class A shares of the Trust.

If a Fund invests in a fund that is advised by the same adviser or an affiliated adviser, the investing Fund’s adviser has agreed to waive fees at the investing fund level to the extent necessary to offset the proportionate share of any management fee paid by each Fund with respect to its investment in such affiliated fund. Fee waivers will be calculated at the investing fund level without regard to any expense cap in effect for the investing fund. Fees waived under this arrangement are not subject to reimbursement to GI. For the year ended March 31, 2025, the following Funds waived fees related to investments in affiliated funds:

Fund	Amount Waived
Dow Jones Industrial Average® Fund	$1,691
Mid-Cap 1.5x Strategy Fund	2,210
Inverse Mid-Cap Strategy Fund	116
Monthly Rebalance NASDAQ-100® 2x Strategy Fund	7,508
NASDAQ-100® Fund	68,649
Inverse NASDAQ-100® Strategy Fund	2,171
Russell 2000® 1.5x Strategy Fund	1,396
Inverse Russell 2000® Strategy Fund	1,110
Nova Fund	18,279
Inverse S&P 500® Strategy Fund	10,634
Government Long Bond 1.2x Strategy Fund	2,016
Inverse Government Long Bond Strategy Fund	8,995
High Yield Strategy Fund	3,319
Inverse High Yield Strategy Fund	797
Europe 1.25x Strategy Fund	175

GI and its affiliates have voluntarily agreed to waive their fees, including but not limited to accounting, shareholder investor services and investment advisory fees, in an attempt to maintain a positive net yield for the U.S. Government Money Market Fund. GI or its affiliates may terminate this voluntary waiver at any time upon notice to the Fund. When shareholder investor services fees are waived, dealer compensation will be reduced to the extent of such waiver.

398 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)

GI has contractually agreed to reduce fees and/or reimburse expenses for the Monthly Rebalance NASDAQ-100 2x Strategy Fund to the extent necessary to keep net operating expenses for Class A, Class C and Class H shares ( including Rule 12b-1 fees if any) (excluding brokerage, dividends on securities sold short, acquired fund fees and expenses, interest, taxes, litigation, indemnification, and extraordinary expenses) from exceeding 1.35%, 2.10% and 1.35% of the Fund’s Class A, Class C and Class H shares average daily net assets, respectively. The Total Annual Fund Operating Expenses After Fee Waiver and /or Expense Reimbursement includes Excluded Expenses and, thus, from time to time may be higher than 1.35%, 2.10% and 1.35%, respectively. This agreement may be terminated only with the approval of the Fund’s Board.

Effective August 1, 2022, GI has contractually agreed to waive and/or reimburse expenses for the Inverse S&P 500® Strategy Fund, Monthly Rebalance NASDAQ-100® 2x Strategy Fund, Inverse NASDAQ-100® Strategy Fund, Mid-Cap 1.5x Strategy Fund, Inverse Mid-Cap Strategy Fund, Russell 2000® 1.5x Strategy Fund, Inverse Russell 2000® Strategy Fund, Inverse Government Long Bond Strategy Fund, Emerging Markets 2x Strategy Fund, Inverse Emerging Markets 2x Strategy Fund, Europe 1.25x Strategy Fund, Strengthening Dollar 2x Strategy Fund and Weakening Dollar 2x Strategy Fund in an amount equal to an annual percentage rate of 0.05% of each Fund’s average daily net assets. This agreement shall automatically renew for one-year terms, unless GI provides written notice to the Fund of the termination at least thirty days prior to the end of the then-current term. This agreement may be terminated at any time by the Fund’s Board upon sixty days’ written notice to the Adviser. In addition, the agreement will terminate automatically if the Advisory Agreement, with respect to a Fund, is terminated, with such termination effective upon the effective date of the termination of the Advisory Agreement.

Effective August 1, 2022, GI has contractually agreed to waive and/or reimburse expenses for the NASDAQ-100® Fund in an amount equal to an annual percentage rate of 0.05% of the Fund’s average daily net assets in excess of $500,000,000. This agreement shall automatically renew for one-year terms, unless GI provides written notice to the Fund of the termination at least thirty days prior to the end of the then-current term. This agreement may be terminated at any time by the Fund’s Board upon sixty days’ written notice to the Adviser. In addition, the agreement will terminate automatically if the Advisory Agreement, with respect to the Fund, is terminated, with such termination effective upon the effective date of the termination of the Advisory Agreement.

Effective August 1, 2023, GI has contractually agreed to waive and/or reimburse expenses for the Banking Fund, Basic Materials Fund, Biotechnology Fund, Consumer Products Fund, Electronics Fund, Energy Fund, Energy Services Fund, Financial Services Fund, Health Care Fund, Internet Fund, Leisure Fund, Precious Metals Fund, Real Estate Fund, Retailing Fund, Technology Fund, Telecommunications Fund, Transportation Fund, Utilities Fund, Dow Jones Industrial Average Fund, Nova Fund, S&P 500 Fund, Inverse S&P 500 Strategy Fund, Monthly Rebalance NASDAQ-100 2x Strategy Fund, NASDAQ-100® Fund, Inverse NASDAQ-100 Strategy Fund, Mid-Cap 1.5x Strategy Fund, Inverse Mid-Cap Strategy Fund, Russell 2000® 1.5x Strategy Fund, Russell 2000® Fund, Inverse Russell 2000® Strategy Fund, S&P 500® Pure Growth Fund, S&P 500® Pure Value Fund, S&P MidCap 400® Pure Growth Fund, S&P MidCap 400® Pure Value Fund, S&P SmallCap 600® Pure Growth Fund, S&P 600® Pure Value Fund, Emerging Markets Bond Fund, Government Long Bond 1.2x Strategy Fund, Inverse Government Long Bond Strategy Fund, High Yield Strategy Fund, Inverse High Yield Strategy Fund, Emerging Markets 2x Strategy Fund, Inverse Emerging Markets 2x Strategy Fund, Europe 1.25x Strategy Fund, Japan 2x Strategy Fund, Strengthening Dollar 2x Strategy Fund and Weakening Dollar 2x Strategy Fund in an amount equal to an annual percentage rate of 0.05% of each Fund’s average daily net assets. This agreement shall automatically renew for one-year terms, unless GI provides written notice to the Fund of the termination at least thirty days prior to the end of the then-current term. This agreement may be terminated at any time by the Fund’s Board upon sixty days’ written notice to the Adviser. In addition, the agreement will terminate automatically if the Advisory Agreement, with respect to a Fund, is terminated, with such termination effective upon the effective date of the termination of the Advisory Agreement.

On May 21, 2024, the Board approved a waiver and/or expense reimbursement arrangement whereby GI has agreed to waive and/or reimburse, in addition to any other contractual wavier and/or reimbursement arrangements, expenses for Europe 1.25x Strategy Fund in an amount equal to an annual percentage rate of 0.10% of the Fund’s average daily net assets. This arrangement went into effect on August 1, 2024 and the end of the initial term is August 1, 2025. This agreement shall automatically renew for one-year terms, unless GI provides written notice to the Fund of the termination at least thirty days prior to the end of the then-current term This agreement may be terminated at any time by the Fund’s Board upon sixty days’ written notice to the Adviser. In addition, the agreement will terminate automatically if the Advisory Agreement, with respect to the Fund, is terminated, with such termination effective upon the effective date of the termination of the Advisory Agreement.

On May 17, 2024, the Fund’s administrator made a one-time capital contribution to the Emerging Markets Bond Strategy Fund Class H shares in the amount of $186, relating to an operational issue. The amount is recorded as a capital contribution from administrator within the Fund’s Statements of Changes in Net Assets and the impact of the voluntary capital contribution to the Fund’s Class H shares total return is included within the Financial Highlights.

THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 399

NOTES TO FINANCIAL STATEMENTS (continued)

Certain trustees and officers of the Trust are also officers of GI and/or GFD. The Trust does not compensate its officers or trustees who are officers, directors and/or employees of GI or GFD.

MUFG Investor Services (US), LLC (“MUIS”) acts as the Funds’ administrator, transfer agent and accounting agent. As administrator, transfer agent and accounting agent, MUIS maintains the books and records of the Funds’ securities and cash. U.S. Bank, N.A. (“U.S. Bank”) acts as the Funds’ custodian. As custodian, U.S. Bank is responsible for the custody of the Funds’ assets. For providing the aforementioned administrative and accounting services, MUIS is entitled to receive a monthly fee equal to a percentage of the Funds’ average daily net assets and out of pocket expenses. For providing the aforementioned transfer agent and custodian services, MUIS and U.S. Bank are entitled to receive a monthly fee based on the number of transactions during the month and the number of accounts under management, subject to certain minimum monthly fees, and out of pocket expenses.

Note 6 – Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. government agencies. The joint account includes other funds in the Guggenheim complex not covered in this report. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

At March 31, 2025, the repurchase agreements in the joint account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
J.P. Morgan Securities LLC			U.S. Treasury Inflation Indexed Bond
4.36%			0.13%
Due 04/01/25	$146,364,540	$146,382,266	Due 10/15/26	$150,487,149	$149,291,832

BofA Securities, Inc.			U.S. Treasury Strip
4.35%			0.00%
Due 04/01/25	112,172,013	112,185,567	Due 08/15/38 - 11/15/40	212,566,482	114,415,455

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

Note 7 – Portfolio Securities Loaned

The Funds may lend their securities to approved brokers to earn additional income. Securities lending income shown on the Funds’ Statements of Operations is shown net of rebates paid to the borrowers and earnings on cash collateral investments shared with the lending agent. Within this arrangement, the Funds act as the lender, U.S. Bank acts as the lending agent, and other approved registered broker dealers act as the borrowers. The Funds receive cash collateral, valued at 102% of the value of the securities on loan. Under the terms of the Funds’ securities lending agreement with U.S. Bank, cash collateral and proceeds are invested in the First American Government Obligations Fund — Class X. The Funds bear the risk of loss on cash collateral investments. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Funds the next business day. Although the collateral mitigates the risk, the Funds could experience a delay in recovering their securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand, including if a Fund determines it would like to vote a security on loan. The Adviser will vote such securities where the benefit of voting outweighs the costs to the Fund or administrative inconvenience of retrieving securities then on loan. Securities lending transactions are accounted for as secured borrowings. The remaining contractual maturity of the securities lending agreement is overnight and continuous.

400 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)

At March 31, 2025, the following Funds participated in securities lending transactions, which are subject to enforceable netting arrangements, as follows:

	Gross Amounts Not Offset in the Statements of Assets and Liabilities			Securities Lending Collateral
Fund	Value of Securities Loaned	Collateral Received(a)	Net Amount	Cash Collateral Invested		Cash Collateral Uninvested	Total Collateral
Banking Fund	$208,978	$(208,978)	$—	$214,346		$—	$214,346
Basic Materials Fund	183,675	(183,675)	—	189,200		—	189,200
Biotechnology Fund	1,125,567	(1,125,567)	—	1,265,702		—	1,265,702
Consumer Products Fund	666,802	(666,802)	—	684,243		—	684,243
Electronics Fund	2,820,055	(2,820,055)	—	2,868,524		—	2,868,524
Energy Fund	424,549	(424,549)	—	441,254		—	441,254
Energy Services Fund	134,350	(134,350)	—	143,516		—	143,516
Financial Services Fund	126,376	(126,376)	—	131,147		—	131,147
Health Care Fund	332,272	(332,272)	—	346,686		—	346,686
Internet Fund	133,084	(133,084)	—	139,570		—	139,570
Leisure Fund	26,568	(26,568)	—	27,710		—	27,710
Precious Metals Fund	458,000	(450,000)	8,000	450,000	*	—	450,000
Real Estate Fund	2,002	(2,002)	—	2,075		—	2,075
Retailing Fund	52,836	(52,836)	—	53,968		—	53,968
Technology Fund	447,622	(447,622)	—	467,774		—	467,774
Telecommunications Fund	659,475	(659,475)	—	684,207		—	684,207
Transportation Fund	378,870	(378,870)	—	399,310		—	399,310
Utilities Fund	87,546	(87,546)	—	115,458		—	115,458
Mid-Cap 1.5x Strategy Fund	49,215	(49,215)	—	50,077		—	50,077
Monthly Rebalance NASDAQ-100® 2x Strategy Fund	52,647	(52,647)	—	54,230		—	54,230
NASDAQ-100® Fund	1,168,710	(1,168,710)	—	1,203,840		—	1,203,840
Inverse NASDAQ-100® Strategy Fund
Russell 2000® 1.5x Strategy Fund	24,565	(24,565)	—	26,293		—	26,293
Russell 2000® Fund	1,004,491	(1,004,491)	—	1,032,105		—	1,032,105
Nova Fund	51,394	(51,394)	—	52,535		—	52,535
S&P 500® Fund	44,820	(44,820)	—	45,815		—	45,815
S&P 500® Pure Growth Fund	178,082	(178,082)	—	182,035		—	182,035
S&P MidCap 400® Pure Growth Fund	308,864	(308,864)	—	326,970		—	326,970
S&P SmallCap 600® Pure Growth Fund	19,749	(19,749)	—	20,203		—	20,203
S&P SmallCap 600® Pure Value Fund	82,224	(82,224)	—	85,640		—	85,640
Emerging Markets 2x Strategy Fund	48,898	(48,559)	339	48,559	*	—	48,559
Europe 1.25x Strategy Fund	585,093	(585,093)	—	601,036		—	601,036

(a)	Actual collateral received by the Fund is generally greater than the amount shown due to overcollateralization.
*	Subsequent to March 31, 2025, additional collateral was received.

THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 401

NOTES TO FINANCIAL STATEMENTS (continued)

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of such counterparties to evaluate potential risks.

Note 8 – Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. The Funds’ U.S. federal income tax returns are subject to examination by the Internal Revenue Service (“IRS”) for a period of three years after they are filed.

If a Fund makes a distribution to its shareholders in excess of its current and accumulated “earnings and profits” in any taxable year, the excess distribution will be treated as a return of capital to the extent of each shareholder’s basis (for tax purposes) in its shares, and any distribution in excess of basis will be treated as capital gain. A return of capital is not taxable, but it reduces the shareholder’s basis in its shares, which reduces the loss (or increases the gain) on a subsequent taxable disposition by such shareholder of the shares.

The tax character of distributions paid during the year ended March 31, 2025 was as follows:

Fund	Ordinary Income	Long-Term Capital Gain	Total Distributions
Banking Fund	$291,615	$—	$291,615
Basic Materials Fund	537,866	2,112,284	2,650,150
Biotechnology Fund	2,249,904	10,208,020	12,457,924
Consumer Products Fund	982,105	2,080,297	3,062,402
Electronics Fund	1,648,848	—	1,648,848
Energy Fund	761,104	—	761,104
Financial Services Fund	152,924	—	152,924
Leisure Fund	35,412	—	35,412
Real Estate Fund	32,581	—	32,581
Technology Fund	2,232,562	—	2,232,562
Telecommunications Fund	51,364	—	51,364
Transportation Fund	41,418	70,868	112,286
Utilities Fund	303,851	—	303,851

402 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)

Fund	Ordinary Income	Long-Term Capital Gain	Total Distributions
Dow Jones Industrial Average® Fund	$390,850	$—	$390,850
Mid-Cap 1.5x Strategy Fund	104,474	—	104,474
Inverse Mid-Cap Strategy Fund	35,399	—	35,399
Monthly Rebalance NASDAQ-100® 2x Strategy Fund	73,613,459	—	73,613,459
NASDAQ-100® Fund	44,520,109	88,030,402	132,550,511
Inverse NASDAQ-100® Strategy Fund	857,387	—	857,387
Russell 2000® 1.5x Strategy Fund	97,317	—	97,317
Russell 2000® Fund	339,507	—	339,507
Inverse Russell 2000® Strategy Fund	111,856	—	111,856
Nova Fund	1,654,145	—	1,654,145
S&P 500® Fund	1,999,873	—	1,999,873
Inverse S&P 500® Strategy Fund	1,976,484	—	1,976,484
S&P 500® Pure Value Fund	131,710	—	131,710
S&P MidCap 400® Pure Growth Fund	4,225,931	—	4,225,931
S&P MidCap 400® Pure Value Fund	683,785	—	683,785
S&P SmallCap 600® Pure Growth Fund	374,657	—	374,657

Fund	Ordinary Income	Long-Term Capital Gain	Total Distributions
Emerging Markets Bond Strategy Fund	$36,955	$—	$36,955
Government Long Bond 1.2x Strategy Fund	861,302	—	861,302
Inverse Government Long Bond Strategy Fund	1,165,227	—	1,165,227
High Yield Strategy Fund	2,325,622	—	2,325,622
Emerging Markets 2x Strategy Fund	97,868	—	97,868
Inverse Emerging Markets 2x Strategy Fund	11,334	—	11,334
Europe 1.25x Strategy Fund	161,001	—	161,001
Japan 2x Strategy Fund	63,813	—	63,813
Strengthening Dollar 2x Strategy Fund	164,523	—	164,523
Weakening Dollar 2x Strategy Fund	47,538	—	47,538
U.S. Government Money Market Fund	10,300,315	16	10,300,331

The tax character of distributions paid during the year ended March 31, 2024 was as follows:

Fund	Ordinary Income	Long-Term Capital Gain	Total Distributions
Banking Fund	$124,157	$—	$124,157
Basic Materials Fund	558,233	122,850	681,083
Consumer Products Fund	988,858	5,309,332	6,298,190
Energy Fund	1,610,287	—	1,610,287
Leisure Fund	7,181	—	7,181
Precious Metals Fund	1,822,514	—	1,822,514
Real Estate Fund	54,116	—	54,116
Technology Fund	—	1,955,347	1,955,347
Telecommunications Fund	30,983	—	30,983
Transportation Fund	22,238	—	22,238
Utilities Fund	571,486	—	571,486

THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 403

NOTES TO FINANCIAL STATEMENTS (continued)

Fund	Ordinary Income	Long-Term Capital Gain	Total Distributions
Dow Jones Industrial Average® Fund	$169,820	$—	$169,820
Mid-Cap 1.5x Strategy Fund	44,699	—	44,699
Inverse Mid-Cap Strategy Fund	56,012	—	56,012
Monthly Rebalance NASDAQ-100® 2x Strategy Fund	16,847,647	—	16,847,647
Inverse NASDAQ-100® Strategy Fund	702,459	—	702,459
Russell 2000® 1.5x Strategy Fund	14,424	—	14,424
Russell 2000® Fund	58,904	—	58,904
Inverse Russell 2000® Strategy Fund	130,435	—	130,435
Nova Fund	1,311,978	—	1,311,978
S&P 500® Fund	411,430	608,279	1,019,709
Inverse S&P 500® Strategy Fund	1,093,992	—	1,093,992
S&P 500® Pure Value Fund	183,917	—	183,917
S&P MidCap 400® Pure Value Fund	191,352	—	191,352
S&P SmallCap 600® Pure Value Fund	45,269	—	45,269

Fund	Ordinary Income	Long-Term Capital Gain	Total Distributions
Emerging Markets Bond Strategy Fund	$86,580	$—	$86,580
Government Long Bond 1.2x Strategy Fund	1,310,196	—	1,310,196
Inverse Government Long Bond Strategy Fund	295,483	—	295,483
High Yield Strategy Fund	1,768,671	—	1,768,671
Emerging Markets 2x Strategy Fund	126,426	—	126,426
Inverse Emerging Markets 2x Strategy Fund	14,566	—	14,566
Europe 1.25x Strategy Fund	27,662	—	27,662
Japan 2x Strategy Fund	72,770	—	72,770
Strengthening Dollar 2x Strategy Fund	80,754	—	80,754
Weakening Dollar 2x Strategy Fund	11,439	—	11,439
U.S. Government Money Market Fund	11,072,089	120,923	11,193,012

Note: For U.S. federal income tax purposes, short-term capital gain distributions are treated as ordinary income distributions.

The tax components of distributable earnings/(loss) as of March 31, 2025 were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation (Depreciation)	Accumulated Capital and Other Losses	Total
Banking Fund	$289,194	$—	$(317,965)	$(9,004,029)	$(9,032,800)
Basic Materials Fund	—	—	6,257,749	—	6,257,749
Biotechnology Fund	—	12,716,380	27,786,479	—	40,502,859
Consumer Products Fund	686,453	2,743,988	17,468,774	—	20,899,215
Electronics Fund	786,457	4,060,160	17,476,793	(151,620)	22,171,790
Energy Fund	402,963	—	2,255,799	(6,622,013)	(3,963,251)
Energy Services Fund	31,185	—	(925,215)	(36,074,217)	(36,968,247)
Financial Services Fund	119,325	—	1,429,688	—	1,549,013
Health Care Fund	545,832	—	4,445,378	—	4,991,210
Internet Fund	284,969	—	4,521,960	—	4,806,929
Leisure Fund	3,596	—	2,098,286	(706,464)	1,395,418
Precious Metals Fund	4,573,614	—	5,368,347	(42,104,176)	(32,162,215)
Real Estate Fund	61,209	—	211,922	(6,493,649)	(6,220,518)
Retailing Fund	111,325	—	1,220,026	(226,326)	1,105,025
Technology Fund	908,629	—	19,119,363	—	20,027,992
Telecommunications Fund	37,785	—	314,144	(1,964,564)	(1,612,635)
Transportation Fund	21,264	146,092	993,226	—	1,160,582
Utilities Fund	468,748	—	3,229,586	(977,408)	2,720,926

404 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation (Depreciation)	Accumulated Capital and Other Losses	Total
Dow Jones Industrial Average® Fund	$—	$—	$3,565,339	$—	$3,565,339
Mid-Cap 1.5x Strategy Fund	88,886	—	1,167,620	(211,450)	1,045,056
Inverse Mid-Cap Strategy Fund	13,303	—	5,064	(6,254,267)	(6,235,900)
Monthly Rebalance NASDAQ-100® 2x Strategy Fund	—	—	(108,883,336)	—	(108,883,336)
NASDAQ-100® Fund	229,312	85,893,473	1,111,485,605	—	1,197,608,390
Inverse NASDAQ-100® Strategy Fund	611,907	—	360,099	(82,889,721)	(81,917,715)
Russell 2000® 1.5x Strategy Fund	71,365	—	(300,279)	(3,064,554)	(3,293,468)
Russell 2000® Fund	94,221	—	(77,329)	(4,735,993)	(4,719,101)
Inverse Russell 2000® Strategy Fund	77,069	—	71,251	(42,715,732)	(42,567,412)
Nova Fund	1,605,159	—	2,828,897	(72,209,815)	(67,775,759)
S&P 500® Fund	3,240,507	—	42,553,822	—	45,794,329
Inverse S&P 500® Strategy Fund	1,529,055	—	875,800	(282,878,706)	(280,473,851)
S&P 500® Pure Growth Fund	1,159,531	—	2,043,700	—	3,203,231
S&P 500® Pure Value Fund	73,164	—	(1,231,822)	(17,618,266)	(18,776,924)
S&P MidCap 400® Pure Growth Fund	—	—	273,111	(74,994)	198,117
S&P MidCap 400® Pure Value Fund	23,032	—	152,134	(387,421)	(212,255)
S&P SmallCap 600® Pure Growth Fund	—	—	212,627	(3,231,372)	(3,018,745)
S&P SmallCap 600® Pure Value Fund	578	—	(223,391)	(24,125,415)	(24,348,228)

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation (Depreciation)	Accumulated Capital and Other Losses	Total
Emerging Markets Bond Strategy Fund	$6,694	$—	$(1,069)	$(595,906)	$(590,281)
Government Long Bond 1.2x Strategy Fund	7,272	—	367,539	(69,145,384)	(68,770,573)
Inverse Government Long Bond Strategy Fund	677,926	—	(164,805)	(236,121,532)	(235,608,411)
High Yield Strategy Fund	984,215	—	(143,301)	(12,413,672)	(11,572,758)
Inverse High Yield Strategy Fund	—	—	26,243	(11,168,062)	(11,141,819)
Emerging Markets 2x Strategy Fund	125,965	—	138,797	(16,838,744)	(16,573,982)
Inverse Emerging Markets 2x Strategy Fund	3,506	—	5,423	(20,132,321)	(20,123,392)
Europe 1.25x Strategy Fund	109,400	—	85,259	(756,691)	(562,032)
Japan 2x Strategy Fund	7,441	—	(2)	(2,264,805)	(2,257,366)
Strengthening Dollar 2x Strategy Fund	91,521	—	1	(20,953,491)	(20,861,969)
Weakening Dollar 2x Strategy Fund	38,520	—	1	(10,582,576)	(10,544,055)
U.S. Government Money Market Fund	137,358	—	—	—	137,358

For U.S. federal income tax purposes, capital loss carryforwards represent realized losses of the Funds that may be carried forward and applied against future capital gains. The Funds are permitted to carry forward capital losses for an unlimited period and such capital loss carryforwards retain their character as either short-term or long-term capital losses. As of March 31, 2025, capital loss carryforwards for the Funds were as follows:

	Unlimited		Total
Fund	Short-Term	Long-Term	Capital Loss Carryforward
Banking Fund	$(8,023,293)	$(980,736)	$(9,004,029)
Energy Fund	(3,598,580)	(3,023,433)	(6,622,013)
Energy Services Fund	(22,373,988)	(13,700,229)	(36,074,217)
Leisure Fund	(706,464)	—	(706,464)
Precious Metals Fund	(10,682,178)	(31,421,998)	(42,104,176)
Real Estate Fund	(4,188,677)	(2,304,972)	(6,493,649)
Retailing Fund	(226,326)	—	(226,326)
Telecommunications Fund	(1,188,041)	(776,523)	(1,964,564)
Utilities Fund	(727,837)	(249,571)	(977,408)

THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 405

NOTES TO FINANCIAL STATEMENTS (continued)

	Unlimited		Total
Fund	Short-Term	Long-Term	Capital Loss Carryforward
Mid-Cap 1.5x Strategy Fund	$(163,085)	$(48,365)	$(211,450)
Inverse Mid-Cap Strategy Fund	(5,507,952)	(746,315)	(6,254,267)
Inverse NASDAQ-100® Strategy Fund	(78,771,291)	(4,118,430)	(82,889,721)
Russell 2000® 1.5x Strategy Fund	(2,767,555)	(296,999)	(3,064,554)
Russell 2000® Fund	(2,967,347)	(1,768,646)	(4,735,993)
Inverse Russell 2000® Strategy Fund	(35,896,200)	(6,819,532)	(42,715,732)
Nova Fund	(60,252,940)	(11,956,875)	(72,209,815)
Inverse S&P 500® Strategy Fund	(254,701,041)	(28,177,665)	(282,878,706)
S&P 500® Pure Value Fund	(14,426,821)	(3,191,445)	(17,618,266)
S&P MidCap 400® Pure Value Fund	(387,421)	—	(387,421)
S&P SmallCap 600® Pure Growth Fund	(3,209,274)	—	(3,209,274)
S&P SmallCap 600® Pure Value Fund	(24,125,415)	—	(24,125,415)

	Unlimited		Total
Fund	Short-Term	Long-Term	Capital Loss Carryforward
Emerging Markets Bond Strategy Fund	$(520,123)	$(75,783)	$(595,906)
Government Long Bond 1.2x Strategy Fund	(56,690,267)	(12,455,117)	(69,145,384)
Inverse Government Long Bond Strategy Fund	(189,200,230)	(46,921,302)	(236,121,532)
High Yield Strategy Fund	(9,704,321)	(2,709,351)	(12,413,672)
Inverse High Yield Strategy Fund	(9,877,767)	(1,286,567)	(11,164,334)
Emerging Markets 2x Strategy Fund	(15,223,928)	(1,614,816)	(16,838,744)
Inverse Emerging Markets 2x Strategy Fund	(19,253,610)	(878,711)	(20,132,321)
Europe 1.25x Strategy Fund	(456,537)	(300,154)	(756,691)
Japan 2x Strategy Fund	(579,584)	(1,685,221)	(2,264,805)
Strengthening Dollar 2x Strategy Fund	(8,420,061)	(12,533,430)	(20,953,491)
Weakening Dollar 2x Strategy Fund	(4,239,873)	(6,342,703)	(10,582,576)

For the year ended March 31, 2025, the following capital loss carryforward amounts were utilized:

Fund	Utilized
Banking Fund	$844,181
Energy Fund	3,620,037
Energy Services Fund	1,282,164
Financial Services Fund	1,184,555
Health Care Fund	132,383
Internet Fund	2,744,097
Leisure Fund	421,388
Real Estate Fund	462,777
Retailing Fund	634,976
Telecommunications Fund	806,796
Transportation Fund	606,446
Utilities Fund	431,661

Fund	Utilized
Inverse Mid-Cap Strategy Fund	$55,350
Nova Fund	23,191,708
S&P 500® Pure Growth Fund	2,714,701

Fund	Utilized
Inverse Government Long Bond Strategy Fund	$192,125
High Yield Strategy Fund	4,144
Europe 1.25x Strategy Fund	90,816

406 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)

Net investment income and net realized gains (losses) may differ for financial statement and tax purposes because of temporary or permanent book/tax differences. These differences are primarily due to investments in real estate investment trusts, foreign currency gains and losses, losses deferred due to wash sales, distributions in connection with redemption of fund shares, return of capital distributions received, the “mark-to-market,” recharacterization, or disposition of certain Passive Foreign Investment Companies (PFICs), the tax treatment of net operating losses, and certain corporate actions. Additional differences may result from the deferral of qualified late-year losses and the “mark-to-market” of certain derivatives. Further differences may be due to investments in swap agreements and the reclassification of distributions paid.

To the extent these differences are permanent and would require a reclassification between Paid in Capital and Total Distributable Earnings (Loss), such reclassifications are made in the period that the differences arise. These reclassifications have no effect on net assets or NAV per share.

The following adjustments were made on the Statements of Assets and Liabilities as of March 31, 2025 for permanent book/tax differences:

Fund	Paid In Capital	Total Distributable Earnings/(Loss)
Basic Materials Fund	$172,423	$(172,423)
Biotechnology Fund	2,558,892	(2,558,892)
Consumer Products Fund	3,949,923	(3,949,923)
Electronics Fund	3,963,719	(3,963,719)
Financial Services Fund	489,393	(489,393)
Health Care Fund	672,487	(672,487)
Internet Fund	320,228	(320,228)
Technology Fund	4,257,227	(4,257,227)
Transportation Fund	195,640	(195,640)

Fund	Paid In Capital	Total Distributable Earnings/(Loss)
Dow Jones Industrial Average® Fund	$801,120	$(801,120)
Monthly Rebalance NASDAQ-100® 2x Strategy Fund	117,568,331	(117,568,331)
NASDAQ-100® Fund	28,141,605	(28,141,605)
Russell 2000® Fund	23,176	(23,176)
Inverse Russell 2000® Strategy Fund	(87,501)	87,501
S&P 500® Fund	8,492,149	(8,492,149)
S&P 500® Pure Growth Fund	15,839,713	(15,839,713)
S&P MidCap 400® Pure Growth Fund	746,640	(746,640)
S&P SmallCap 600® Pure Growth Fund	(24,733)	24,733

Fund	Paid In Capital	Total Distributable Earnings/(Loss)
Emerging Markets Bond Strategy Fund	$1,362	$(1,362)
Inverse Government Long Bond Strategy Fund	(122,836)	122,836
High Yield Strategy Fund	(209,334)	209,334
Inverse Emerging Markets 2x Strategy Fund	508	(508)
Japan 2x Strategy Fund	4,146	(4,146)
Weakening Dollar 2x Strategy Fund	(1)	1

At March 31, 2025, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 407

NOTES TO FINANCIAL STATEMENTS (continued)

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation/ (Depreciation)
Banking Fund	$26,175,421	$139,113	$(457,078)	$(317,965)
Basic Materials Fund	17,010,096	6,927,136	(669,387)	6,257,749
Biotechnology Fund	60,915,787	35,418,147	(7,631,668)	27,786,479
Consumer Products Fund	23,808,733	18,091,015	(622,241)	17,468,774
Electronics Fund	55,057,223	22,472,251	(4,995,458)	17,476,793
Energy Fund	16,832,291	2,318,592	(62,793)	2,255,799
Energy Services Fund	6,029,122	—	(925,215)	(925,215)
Financial Services Fund	29,154,115	1,675,193	(245,505)	1,429,688
Health Care Fund	16,016,857	4,683,600	(238,222)	4,445,378
Internet Fund	10,782,501	4,746,217	(224,257)	4,521,960
Leisure Fund	6,825,138	2,183,903	(85,617)	2,098,286
Precious Metals Fund	85,402,788	5,368,347	—	5,368,347
Real Estate Fund	1,837,302	223,495	(11,573)	211,922
Retailing Fund	4,779,007	1,274,504	(54,478)	1,220,026
Technology Fund	20,900,962	19,943,201	(823,838)	19,119,363
Telecommunications Fund	27,286,120	1,781,538	(1,467,394)	314,144
Transportation Fund	5,754,325	1,250,377	(257,151)	993,226
Utilities Fund	14,230,733	3,267,851	(38,265)	3,229,586

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation/ (Depreciation)
Dow Jones Industrial Average® Fund	$26,199,974	$3,750,707	$(185,368)	$3,565,339
Mid-Cap 1.5x Strategy Fund	10,403,533	1,738,350	(570,730)	1,167,620
Inverse Mid-Cap Strategy Fund	234,593	5,064	—	5,064
Monthly Rebalance NASDAQ-100® 2x Strategy Fund	412,616,148	—	(108,883,336)	(108,883,336)
NASDAQ-100® Fund	560,268,218	1,125,364,818	(13,879,213)	1,111,485,605
Inverse NASDAQ-100® Strategy Fund	11,496,354	360,153	(54)	360,099
Russell 2000® 1.5x Strategy Fund	5,494,907	744,011	(1,044,290)	(300,279)
Russell 2000® Fund	12,604,631	1,002,767	(1,080,096)	(77,329)
Inverse Russell 2000® Strategy Fund	1,455,416	71,251	—	71,251
Nova Fund	240,892,636	7,673,334	(4,844,437)	2,828,897
S&P 500® Fund	116,451,614	43,136,624	(582,802)	42,553,822
Inverse S&P 500® Strategy Fund	45,271,173	875,917	(117)	875,800
S&P 500® Pure Growth Fund	22,248,375	3,230,629	(1,186,929)	2,043,700
S&P 500® Pure Value Fund	24,078,421	—	(1,231,822)	(1,231,822)
S&P MidCap 400® Pure Growth Fund	25,276,199	2,818,970	(2,545,859)	273,111
S&P MidCap 400® Pure Value Fund	5,806,175	406,134	(254,000)	152,134
S&P SmallCap 600® Pure Growth Fund	3,062,684	402,534	(189,907)	212,627
S&P SmallCap 600® Pure Value Fund	3,762,526	199,028	(422,419)	(223,391)

408 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation/ (Depreciation)
Emerging Markets Bond Strategy Fund	$363,838	$653	$(1,722)	$(1,069)
Government Long Bond 1.2x Strategy Fund	81,593,943	367,541	(2)	367,539
Inverse Government Long Bond Strategy Fund	16,097,779	18,414	(183,219)	(164,805)
High Yield Strategy Fund	26,188,251	132,337	(275,638)	(143,301)
Inverse High Yield Strategy Fund	3,674,167	36,396	(10,153)	26,243
Emerging Markets 2x Strategy Fund	6,497,617	366,761	(227,964)	138,797
Inverse Emerging Markets 2x Strategy Fund	202,313	5,423	—	5,423
Europe 1.25x Strategy Fund	14,616,713	183,370	(98,023)	85,347
Japan 2x Strategy Fund	878,668	—	(2)	(2)
Strengthening Dollar 2x Strategy Fund	2,042,290	1	—	1
Weakening Dollar 2x Strategy Fund	1,095,541	1	—	1
U.S. Government Money Market Fund	284,203,088	—	—	—

Pursuant to U.S. federal income tax regulations applicable to regulated investment companies, the Funds have elected to treat net capital losses and certain ordinary losses realized between November 1 and March 31 of each year as occurring on the first day of the following tax year. The Funds have also elected to treat certain ordinary losses realized between January 1 and March 31 of each year as occurring on the first day of the following tax year. For the year ended March 31, 2025, the following losses reflected in the accompanying financial statements were deferred for U.S. federal income tax purposes until April 1, 2025:

Fund	Ordinary	Capital
Electronics Fund	$(151,620)	$-

Fund	Ordinary	Capital
S&P MidCap 400® Pure Growth Fund	$(74,994)	$-
S&P SmallCap 600® Pure Growth Fund	(22,098)	-

Fund	Ordinary	Capital
Inverse High Yield Strategy Fund	$(3,728)	$-

Note 9 – Securities Transactions

For the year ended March 31, 2025, the cost of purchases and proceeds from sales of investment securities, excluding government securities, short-term investments and derivatives, were as follows:

Fund	Purchases	Sales
Banking Fund	$50,462,854	$50,241,554
Basic Materials Fund	13,584,702	19,160,622
Biotechnology Fund	80,769,386	101,202,913
Consumer Products Fund	29,071,438	50,178,012
Electronics Fund	103,644,492	114,029,220
Energy Fund	132,756,578	144,611,134
Energy Services Fund	36,223,358	44,252,154
Financial Services Fund	64,547,749	70,952,408
Health Care Fund	56,896,168	60,850,504
Internet Fund	29,131,891	53,746,053
Leisure Fund	23,523,669	23,097,179
Precious Metals Fund	366,536,822	359,658,310
Real Estate Fund	15,247,139	16,164,583
Retailing Fund	24,792,794	28,601,973
Technology Fund	76,299,959	87,233,547
Telecommunications Fund	46,760,304	25,089,548
Transportation Fund	9,357,818	13,494,554
Utilities Fund	125,430,428	125,561,016

THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 409

NOTES TO FINANCIAL STATEMENTS (continued)

Fund	Purchases	Sales
Dow Jones Industrial Average® Fund	$69,238,536	$67,225,214
Mid-Cap 1.5x Strategy Fund	11,009,843	11,464,497
Inverse Mid-Cap Strategy Fund	—	—
Monthly Rebalance NASDAQ-100® 2x Strategy Fund	5,902,026,411	6,204,628,928
NASDAQ-100® Fund	634,752,509	836,273,984
Inverse NASDAQ-100® Strategy Fund	—	—
Russell 2000® 1.5x Strategy Fund	525,768	1,063,510
Russell 2000® Fund	2,839,719	16,718,405
Inverse Russell 2000® Strategy Fund	—	—
Nova Fund	440,988,594	499,868,938
S&P 500® Fund	289,523,036	355,071,769
Inverse S&P 500® Strategy Fund	—	—
S&P 500® Pure Growth Fund	715,407,747	739,498,080
S&P 500® Pure Value Fund	552,882,146	537,949,631
S&P MidCap 400® Pure Growth Fund	374,510,669	563,196,201
S&P MidCap 400® Pure Value Fund	265,323,833	264,558,798
S&P SmallCap 600® Pure Growth Fund	351,127,788	348,294,868
S&P SmallCap 600® Pure Value Fund	233,672,739	230,762,065

Fund	Purchases	Sales
Emerging Markets Bond Strategy Fund	$—	$—
Government Long Bond 1.2x Strategy Fund	—	2,400,000
Inverse Government Long Bond Strategy Fund	—	3,300,000
High Yield Strategy Fund	—	—
Inverse High Yield Strategy Fund	—	650,000
Emerging Markets 2x Strategy Fund	20,241,112	18,680,482
Inverse Emerging Markets 2x Strategy Fund	—	—
Europe 1.25x Strategy Fund	108,031,898	102,730,223
Japan 2x Strategy Fund	—	—
Strengthening Dollar 2x Strategy Fund	—	—
Weakening Dollar 2x Strategy Fund	—	—
U.S. Government Money Market Fund	—	—

For the year ended March 31, 2025, the cost of purchases and proceeds from sales of government securities were as follows:

Fund	Purchases	Sales
Government Long Bond 1.2x Strategy Fund	$436,265,469	$377,085,235
Inverse Government Long Bond Strategy Fund	142,797,485	141,455,672

The Funds are permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common

410 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)

trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price. For the year ended March 31, 2025, the Funds engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act, as follows:

Fund	Purchases	Sales	Realized Gain (Loss)
Banking Fund	$3,910,225	$6,345,071	$(56,814)
Basic Materials Fund	1,186,700	2,249,772	224,748
Biotechnology Fund	3,548,451	4,502,541	1,201,815
Consumer Products Fund	1,630,391	4,255,890	741,897
Electronics Fund	9,515,967	11,054,047	1,233,098
Energy Fund	14,393,363	17,035,611	596,866
Energy Services Fund	4,815,686	6,215,034	509,701
Financial Services Fund	9,213,316	6,177,482	(58,813)
Health Care Fund	8,579,527	8,158,608	(36,550)
Internet Fund	5,991,674	13,783,927	802,559
Leisure Fund	1,833,645	2,567,531	47,871
Precious Metals Fund	24,902,022	20,656,714	178,753
Real Estate Fund	2,781,351	3,913,558	30,039
Retailing Fund	3,322,122	2,266,439	105,522
Technology Fund	14,591,171	14,570,015	903,751
Telecommunications Fund	2,876,922	3,139,297	(77,600)
Transportation Fund	715,511	1,214,920	148,084
Utilities Fund	8,053,842	6,272,461	(100,795)

Fund Name	Purchases	Sales	Realized Gain (Loss)
Dow Jones Industrial Average® Fund	$4,554,599	$1,802,094	$141,900
Mid-Cap 1.5x Strategy Fund	1,958,691	1,112,311	131,723
Monthly Rebalance Nasdaq-100® 2x Strategy Fund	842,658,819	456,803,624	26,323,264
NASDAQ-100® Fund	196,836,245	211,503,651	30,924,079
Russell 2000® 1.5x Strategy Fund	—	437,925	(9,611)
Russell 2000® Fund	1,362,095	15,039,642	(1,122,466)
Nova Fund	200,885,254	241,673,086	10,239,191
S&P 500® Fund	155,318,291	130,848,450	1,149,802
S&P 500® Pure Growth Fund	48,994,857	53,648,898	1,206,343
S&P 500® Pure Value Fund	12,781,115	9,396,913	431,660
S&P MidCap 400 Pure Growth Fund	3,475,856	6,106,945	635,574
S&P MidCap 400 Pure Value Fund	1,724,298	2,555,703	105,056
S&P SmallCap 600 Pure Growth Fund	1,828,764	2,332,780	29,533
S&P SmallCap 600 Pure Value Fund	1,975,425	1,571,372	116,233

Fund	Purchases	Sales	Realized Gain (Loss)
Emerging Markets 2x Strategy Fund	$—	$42,318	$374
Europe 1.25x Strategy Fund	2,046,349	1,393,468	23,021

Note 10 – Line of Credit

The Trust, along with other affiliated trusts, secured an uncommitted $200,000,000 line of credit from U.S. Bank, N.A. On November 18, 2024, a new line of credit agreement was entered into which expires on November 17, 2025. This line of credit is reserved for emergency or temporary purposes. Borrowings, if any, under this arrangement bear interest equal to the Prime Rate, minus 2%, which shall be paid monthly, averaging 6.07% for the year ended March 31, 2025. The Funds did not have any borrowings outstanding under this agreement at March 31, 2025.

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NOTES TO FINANCIAL STATEMENTS (continued)

The average daily balances borrowed for the year ended March 31, 2025, were as follows:

Fund	Average Daily Balance
Banking Fund	$3,077
Basic Materials Fund	6,529
Biotechnology Fund	7,537
Consumer Products Fund	4,452
Electronics Fund	2,060
Energy Fund	1,630
Energy Services Fund	3,093
Financial Services Fund	2,701
Health Care Fund	586
High Yield Strategy Fund	1,121
Internet Fund	3
Leisure Fund	671
Precious Metals Fund	189
Real Estate Fund	937
Retailing Fund	304
Technology Fund	1,414
Telecommunications Fund	808
Transportation Fund	304
Utilities Fund	7,718
Mid-Cap 1.5x Strategy Fund	485
Monthly Rebalance Nasdaq-100® 2x Strategy Fund	8,400
Russell 2000® 1.5x Strategy Fund	893
Nova Fund	3,244
S&P 500® Pure Growth Fund	468
S&P 500® Pure Value Fund	2,438
S&P MidCap 400 Pure Growth Fund	3,416
S&P MidCap 400 Pure Value Fund	912
S&P SmallCap 600 Pure Growth Fund	1,129
S&P SmallCap 600 Pure Value Fund	652

Note 11 – Reverse Share Splits

Effective February 24, 2025, a reverse share split occurred for the following Funds:

Fund	Split Type
Consumer Products Fund	One-for-three reverse split
Health Care Fund	One-for-three reverse split
Precious Metals Fund	One-for-three reverse split
Inverse NASDAQ-100® Strategy Fund	One-for-ten reverse split
Inverse Russell 2000® Strategy Fund	One-for-three reverse split
Inverse S&P 500® Strategy Fund	One-for-five reverse split
Government Long Bond 1.2x Strategy Fund	One-for-five reverse split
Inverse Emerging Markets 2x Strategy Fund	One-for-twenty reverse split
Weakening Dollar 2x Strategy Fund	One-for-three reverse split

The effect of the transactions was to divide the number of outstanding shares of each Fund by the noted split ratio, resulting in a corresponding increase in the NAV per share. The share transactions presented in the Statements of Changes in Net Assets and the per share data in the financial highlights have been given retroactive effect to reflect the reverse share split effective February 24, 2025. There were no changes in net assets, results of operations or total return as a result of the transactions.

Note 12 – Segment Reporting

In this reporting period, the Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial position or the results of their operations. An operating segment is defined in Topic 280 as a component of a public entity

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NOTES TO FINANCIAL STATEMENTS (concluded)

that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Officers of the Trust, subject to the oversight and supervision of the Board, serve as the CODM for the Funds.

Each of the Funds represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole and each Fund’s long-term strategic asset allocation is pre-determined in accordance with the Fund’s investment objective which is executed by each Fund’s portfolio managers as a team. Each of the Funds uses a variety of investments to execute its investment strategy. Please refer to Note 1 – Organization and Significant Accounting Policies of these Notes to Financial Statements for additional details on the significant accounting policies and investment types used by the Funds. Please refer to each Fund’s Schedule of Investments for a breakdown of the types of investments from which each of the Funds generates its returns. Financial information in the form of total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks, among other metrics, and to make resource allocation decisions for each Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on each Fund’s Statement of Assets and Liabilities as “total assets” and significant segment income, expenses, and gain(loss) are listed on each Fund’s Statement of Operations.

Note 13 – Market Risks

The value of, or income generated by, the investments held by the Funds are subject to the possibility of rapid and unpredictable fluctuation, and loss that may result from various factors. These factors include, among others, developments affecting (or perceived to affect) individual companies, or issuers or particular industries, or from broader influences, including real or perceived changes in prevailing interest rates (which may change at any time based on changes in monetary policies and various market and other economic conditions), changes in inflation rates or expectations about inflation rates, deflation, adverse investor confidence or sentiment, general outlook for corporate earnings, changing economic, political (including geopolitical), social or financial market conditions, bank failures, increased instability or general uncertainty, extreme weather, natural/environmental or man-made disasters, or geological events, governmental actions, tariffs (which may be imposed by U.S. and foreign governments) and trade disruptions, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), debt crises, terrorism, actual or threatened wars or other armed conflicts (such as the conflict in the Middle East and the ongoing Russia-Ukraine conflict and its collateral economic and other effects, including, but not limited to, sanctions and other international trade barriers) or ratings downgrades, and other similar events, each of which may be temporary or last for extended periods. Different sectors, industries and security types may react differently to such developments. Moreover, changing economic, political, geopolitical, social, financial market or other conditions in one country, geographic region or industry could adversely affect the value, yield and return of the investments held by the Funds in a different country, geographic region, economy, industry or market because of the increasingly interconnected global economies and financial markets. The duration and extent of the foregoing types of factors or conditions are highly uncertain and difficult to predict and have in the past, and may in the future, cause volatility and distress in economies and financial markets or other adverse circumstances, which may negatively affect the value of the Funds’ investments and performance of the Funds.

Note 14 – Subsequent Events

The Funds evaluated subsequent events through the date the financial statements are issued and determined there were no material events that would require adjustment to or disclosure in the Funds’ financial statements.

THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 413

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Banking Fund, Basic Materials Fund, Biotechnology Fund, Consumer Products Fund, Electronics Fund, Energy Fund, Energy Services Fund, Financial Services Fund, Health Care Fund, Internet Fund, Leisure Fund, Precious Metals Fund, Real Estate Fund, Retailing Fund, Technology Fund, Telecommunications Fund, Transportation Fund, Utilities Fund, Dow Jones Industrial Average® Fund, Nova Fund, S&P 500® Fund, Inverse S&P 500® Strategy Fund, Monthly Rebalance NASDAQ-100® 2x Strategy Fund, NASDAQ-100 Fund, Inverse NASDAQ-100® Strategy Fund, Mid-Cap 1.5x Strategy Fund, Inverse Mid-Cap Strategy Fund, Russell 2000® 1.5x Strategy Fund, Russell 2000® Fund, Inverse Russell 2000® Strategy Fund, S&P 500® Pure Growth Fund, S&P 500® Pure Value Fund, S&P MidCap 400® Pure Growth Fund, S&P MidCap 400® Pure Value Fund, S&P SmallCap 600® Pure Growth Fund, S&P SmallCap 600® Pure Value Fund, Emerging Markets Bond Strategy Fund, Government Long Bond 1.2x Strategy Fund, Inverse Government Long Bond Strategy Fund, High Yield Strategy Fund, Inverse High Yield Strategy Fund, Emerging Market 2x Strategy Fund, Inverse Emerging Markets 2x Strategy Fund, Europe 1.25x Strategy Fund, Japan 2x Strategy Fund, Strengthening Dollar 2x Strategy Fund, Weakening Dollar 2x Strategy Fund and U.S. Government Money Market Fund and the Board of Trustees of Rydex Series Funds.

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Banking Fund, Basic Materials Fund, Biotechnology Fund, Consumer Products Fund, Electronics Fund, Energy Fund, Energy Services Fund, Financial Services Fund, Health Care Fund, Internet Fund, Leisure Fund, Precious Metals Fund, Real Estate Fund, Retailing Fund, Technology Fund, Telecommunications Fund, Transportation Fund, Utilities Fund, Dow Jones Industrial Average® Fund, Nova Fund, S&P 500® Fund, Inverse S&P 500® Strategy Fund, Monthly Rebalance NASDAQ-100® 2x Strategy Fund, NASDAQ-100 Fund, Inverse NASDAQ-100® Strategy Fund, Mid-Cap 1.5x Strategy Fund, Inverse Mid-Cap Strategy Fund, Russell 2000® 1.5x Strategy Fund, Russell 2000® Fund, Inverse Russell 2000® Strategy Fund, S&P 500® Pure Growth Fund, S&P 500® Pure Value Fund, S&P MidCap 400® Pure Growth Fund, S&P MidCap 400® Pure Value Fund, S&P SmallCap 600® Pure Growth Fund, S&P SmallCap 600® Pure Value Fund, Emerging Markets Bond Strategy Fund, Government Long Bond 1.2x Strategy Fund, Inverse Government Long Bond Strategy Fund, High Yield Strategy Fund, Inverse High Yield Strategy Fund, Emerging Market 2x Strategy Fund, Inverse Emerging Markets 2x Strategy Fund, Europe 1.25x Strategy Fund, Japan 2x Strategy Fund, Strengthening Dollar 2x Strategy Fund, Weakening Dollar 2x Strategy Fund and U.S. Government Money Market Fund (collectively referred to as the “Funds”), (forty-eight of the funds constituting Rydex Series Funds (the “Trust”)), including the schedules of investments, as of March 31, 2025, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (forty-eight of the funds constituting Rydex Series Funds) at March 31, 2025, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2025, by

414 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (continued)

correspondence with the custodian, transfer agent, and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Guggenheim investment companies since 1979.

Tysons, Virginia
May 28, 2025

THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 415

OTHER INFORMATION (Unaudited)

Federal Income Tax Information

This information is being provided as required by the Internal Revenue Code. Amounts shown may differ from those elsewhere in the report because of differences in tax and financial reporting practice.

In January 2026, shareholders will be advised on IRS Form 1099 DIV or substitute 1099 DIV as to the federal tax status of the distributions received by shareholders in the calendar year 2025.

Precious Metals Fund intends to designate $101,234 of foreign tax withholding on foreign source income of $773,670.

The Funds’ investment income (dividend income plus short-term capital gains, if any) qualifies as follows:

Of the taxable ordinary income distributions paid during the fiscal year ended March 31, 2025, the following funds had the corresponding percentages qualify for the reduced tax rate pursuant to the Jobs and Growth Tax Relief and Reconciliation Act of 2003 or for the dividends received deduction for corporations. See the qualified dividend income and dividend received deduction columns, respectively, in the table below.

Additionally, of the taxable ordinary income distributions paid during the fiscal year ended March 31, 2025, the following funds had the corresponding percentages qualify as interest related dividends and qualified short-term capital gains as permitted by IRC Section 871(k)(1) and IRC Section 871(k)(2), respectively. See the qualified interest income and qualified short-term capital gain columns, respectively, in the table below.

Fund	Qualified Dividend Income	Dividend Received Deduction	Qualified Interest Income	Qualified Short-Term Capital Gain
Basic Materials Fund	91.40%	59.39%	0.65%	100.00%
Biotechnology Fund	46.75%	44.25%	0.00%	100.00%
Consumer Products Fund	100.00%	100.00%	0.56%	100.00%
Electronics Fund	48.15%	38.15%	0.75%	100.00%
Energy Fund	100.00%	100.00%	0.58%	0.00%
Financial Services Fund	100.00%	100.00%	0.29%	0.00%
Leisure Fund	100.00%	100.00%	1.12%	0.00%
Real Estate Fund	7.94%	3.46%	0.72%	0.00%
Retailing Fund	100.00%	100.00%	0.57%	0.00%
Technology Fund	10.22%	9.00%	0.43%	100.00%
Telecommunications Fund	100.00%	100.00%	1.16%	0.00%
Transportation Fund	100.00%	100.00%	1.26%	0.00%
Utilities Fund	100.00%	100.00%	0.60%	0.00%

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OTHER INFORMATION (continued)

Fund	Qualified Dividend Income	Dividend Received Deduction	Qualified Interest Income	Qualified Short-Term Capital Gain
Dow Jones Industrial Average® Fund	51.72%	51.72%	21.93%	100.00%
Mid-Cap 1.5x Strategy Fund	99.43%	96.16%	33.15%	0.00%
Inverse Mid-Cap Strategy Fund	0.00%	0.00%	83.12%	0.00%
Monthly Rebalance NASDAQ-100® 2x Strategy Fund	2.15%	2.14%	6.03%	100.00%
NASDAQ-100® Fund	30.02%	29.26%	6.89%	100.00%
Inverse NASDAQ-100® Strategy Fund	0.00%	0.00%	71.34%	0.00%
Russell 2000® 1.5x Strategy Fund	48.46%	45.44%	43.27%	0.00%
Russell 2000® Fund	88.91%	73.66%	55.81%	0.00%
Inverse Russell 2000® Strategy Fund	0.00%	0.00%	65.04%	0.00%
Nova Fund	63.57%	57.79%	30.15%	0.00%
S&P 500® Fund	57.45%	56.59%	6.99%	100.00%
Inverse S&P 500® Strategy Fund	0.00%	0.00%	67.15%	0.00%
S&P 500® Pure Value Fund	100.00%	100.00%	1.14%	0.00%
S&P MidCap 400® Pure Growth Fund	8.14%	6.73%	0.00%	100.00%
S&P MidCap 400® Pure Value Fund	6.40%	5.84%	1.01%	100.00%
S&P SmallCap 600® Pure Growth Fund	9.77%	9.01%	0.00%	100.00%

Fund	Qualified Dividend Income	Dividend Received Deduction	Qualified Interest Income	Qualified Short-Term Capital Gain
Emerging Markets Bond Strategy Fund	0.00%	1.81%	62.40%	0.00%
Government Long Bond 1.2x Strategy Fund	0.00%	0.00%	96.90%	0.00%
Inverse Government Long Bond Strategy Fund	0.00%	0.00%	91.06%	0.00%
High Yield Strategy Fund	0.00%	0.00%	55.58%	0.00%
Emerging Markets 2x Strategy Fund	24.77%	0.00%	41.80%	0.00%
Inverse Emerging Markets 2x Strategy Fund	0.00%	0.00%	95.19%	0.00%
Europe 1.25x Strategy Fund	38.02%	1.29%	44.73%	0.00%
Japan 2x Strategy Fund	0.00%	0.00%	94.36%	0.00%
Strengthening Dollar 2x Strategy Fund	0.00%	0.00%	75.00%	0.00%
Weakening Dollar 2x Strategy Fund	0.00%	0.00%	75.02%	0.00%
U.S. Government Money Market Fund	0.00%	0.00%	99.98%	100.00%

With respect to the taxable year ended March 31, 2025, the Funds hereby designate as capital gain dividends the amounts listed below, or, if subsequently determined to be different, the net capital gain of such year:

Fund	From long-term capital gain:	From long-term capital gain, using proceeds from shareholder redemptions:
Basic Materials Fund	$2,112,284	$168,547
Biotechnology Fund	10,208,020	2,787,027
Consumer Products Fund	2,080,297	3,949,923
Electronics Fund	—	3,963,719
Health Care Fund	—	579,373
Technology Fund	—	4,068,030
Transportation Fund	70,868	195,640

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OTHER INFORMATION (continued)

Fund	From long-term capital gain:	From long-term capital gain, using proceeds from shareholder redemptions:
Dow Jones Industrial Average® Fund	$—	$657,002
Monthly Rebalance NASDAQ-100® 2x Strategy Fund	—	54,584,014
NASDAQ-100® Fund	88,030,402	28,141,605
S&P 500® Fund	—	3,595,908
S&P 500® Pure Growth Fund	—	3,177,568
S&P MidCap 400® Pure Growth Fund	—	1,024,150

Fund	From long-term capital gain:	From long-term capital gain, using proceeds from shareholder redemptions:
U.S. Government Money Market Fund	$16	$—

Final regulations dated June 24, 2020 enable a regulated investment company to pay Section 199A dividends to its shareholders. Section 199A, enacted as part of the Tax Cuts and Jobs Act of 2017, may allow non-corporate tax payers a deduction of up to 20% of qualified business income from flow-through entities, including dividends from real estate investment trusts. The qualifying percentage of the Real Estate Fund’s ordinary income and short-term capital gain distributions, if any, for the purpose of the Section 199A deduction was 74.25%.

A Brief Note on The Compounding of Returns

Many of the Funds described in this report are benchmarked daily to leveraged and/or inverse leveraged versions of published indices. To properly evaluate the performance of these funds, it is essential to understand the effect of mathematical compounding on their respective returns.

Because of the nonlinear effects of leverage applied over time, it is possible for a fund to perform in-line with its benchmark for several individual periods in a row, yet seem to trail the benchmark over the entire period on a cumulative basis. It is also possible that a fund that performs in-line with its benchmark on a daily basis may seem to outperform its benchmark over longer periods.

An Example of Compounding

For example, consider a hypothetical fund that is designed to produce returns that correspond to 150% of an index. On the first day of a period, the index rises from a level of 100 to a level of 106, producing a 6.0% gain and an expectation that the fund will rise by 9.0%. On the same day, the fund’s net asset value per share (“NAV”) increases from $10.00 to $10.90 for a gain of 9.0% — in line with its benchmark.

On day two, assume the index falls from 106 to 99 for a loss of about 6.6%. The fund, as expected, falls 9.9% to a price of $9.82. On each day, the fund performed exactly in line with its benchmark, but for the two-day period, the fund was down 1.8%, while the index was down only 1.0%. Without taking into account the daily compounding of returns, one would expect the fund to lose 1.5% and would see the fund as trailing by 0.3% when in fact it had performed perfectly. This example is summarized in the table below.

	Index Level	Index Performance	Fund Expectation	Fund NAV	Fund Performance	Assessment
Start	100			$10.00
Day 1	106	6.0%	9.0%	$10.90	9.0%	In line
Day 2	99	-6.6%	-9.9%	$ 9.82	-9.9%	In line
Cumulative		-1.0%	-1.5%		-1.8%	-0.3%

As illustrated by this simple example, the effect of leverage can make it difficult to form expectations or judgments about fund performance given only the returns of the unleveraged index.

418 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT

OTHER INFORMATION (concluded)

Because certain funds seek to track the performance of their benchmark on a daily basis, mathematical compounding, especially with respect to those funds that use leverage as part of their investment strategy, may prevent a fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Due to the compounding of daily returns, leveraged and inverse funds’ returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. Investors should monitor their leveraged and inverse funds’ holdings to ensure that they are consistent with their strategies, as frequently as daily. For those funds that consistently apply leverage, the value of the fund’s shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark index. For more information on correlation, leverage and other risks, please read the prospectus.

In general, any change in direction in an index will produce compounding that seems to work against an investor. Were the index to move in the same direction (either up or down) for two or more periods in a row, the compounding of those returns would work in an investor’s favor, causing the fund to seemingly beat its benchmark.

As a general rule of thumb, more leverage in a fund will magnify the compounding effect, while less leverage will generally produce results that are more in line with expectations. In addition, periods of high volatility in an underlying index will also cause the effects of compounding to be more pronounced, while lower volatility will produce a more muted effect.

Sector Classification

Information in the Schedule of Investments is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Form N-PORT is available on the SEC’s website at https://www.sec.gov. The Funds’ complete schedules of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on our website at www.guggenheiminvestments.com, and will be made available, upon request and without charge, by calling 800.820.0888.

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ITEM 8: CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Note: This is not applicable for any fund included in this document.

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ITEM 9: PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Note: This is not applicable for any fund included in this document.

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ITEM 10: RENUMERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES

The remuneration paid to directors, officers, and others, if applicable, are included as part of the financial statements included under Item 7 of this Form.

422 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT

ITEM 11: STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

Note: This is not applicable for any fund included in this document.

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Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The information is included as part of the material filed under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable at this time.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

Not applicable to this registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)       The registrant’s President (principal executive officer) and Treasurer (principal financial officer) have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) as of a date within 90 days of this filing and have concluded that based on such evaluation as required by Rule 30a-3(b) under the Investment Company Act, that the registrant’s disclosure controls and procedures were effective as of that date in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)       There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that the officers listed above believe to have materially affected, or to be reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(a)(2) Separate certifications by the President (principal executive officer) and Treasurer (principal financial officer) of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) are attached.

(a)(3) Not applicable.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b)       A certification by the registrant’s President (principal executive officer) and Treasurer (principal financial officer) as required by Rule 30a-2(b) under the Investment Company Act (17 CFR 270.30a-2(b)) is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Rydex Series Funds

By (Signature and Title)*	/s/ Brian E. Binder
Brian E. Binder, President and Chief Executive Officer

Date	June 5, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Brian E. Binder
Brian E. Binder, President and Chief Executive Officer

Date	June 5, 2025

By (Signature and Title)*	/s/ James Howley
James Howley, Chief Financial Officer, Chief Accounting Officer, and Treasurer

Date	June 5, 2025

* Print the name and title of each signing officer under his or her signature.